DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2023
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
VA U.S. Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio
VIT Inflation-Protected Securities Portfolio
VA Global Moderate Allocation Portfolio
U.S. Large Cap Growth Portfolio
U.S. Small Cap Growth Portfolio
International Large Cap Growth Portfolio
International Small Cap Growth Portfolio
DFA Social Fixed Income Portfolio
DFA Diversified Fixed Income Portfolio
U.S. High Relative Profitability Portfolio
International High Relative Profitability Portfolio
VA Equity Allocation Portfolio
DFA MN Municipal Bond Portfolio
DFA California Municipal Real Return Portfolio
DFA Global Core Plus Fixed Income Portfolio
Emerging Markets Sustainability Core 1 Portfolio
Emerging Markets Targeted Value Portfolio
DFA Global Sustainability Fixed Income Portfolio
DFA Oregon Municipal Bond Portfolio
DFA Global Core Plus Real Return Portfolio
Emerging Markets ex China Core Equity Portfolio
Notes to Schedule of Investments
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
TBA	To be announced
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
∞	Rates reflect the effective yields at purchase date.
(r)	The adjustable rate shown is effective as of July 31, 2023.
^	Denominated in USD, unless otherwise noted.
±	Face Amount of security is not adjusted for inflation.
Δ	Zero Coupon Security.

CONTINUED
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

VA U.S. Large Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.8%)
COMMUNICATION SERVICES — (8.4%)
*	Activision Blizzard, Inc.	14,373	$1,333,239
	AT&T, Inc.	423,900	6,155,028
*	Atlanta Braves Holdings, Inc., Class C	146	5,970
	Comcast Corp., Class A	302,220	13,678,477
*	DISH Network Corp., Class A	27,506	218,123
	Fox Corp., Class A	31,155	1,042,135
	Fox Corp., Class B	25,526	801,772
»	GCI Liberty, Inc.	1,000	904
	Interpublic Group of Cos., Inc.	27,552	943,105
*	Liberty Broadband Corp., Class A	600	53,298
*	Liberty Broadband Corp., Class C	6,600	588,258
*	Liberty Media Corp.-Liberty Formula One, Class A	535	34,390
*	Liberty Media Corp.-Liberty Formula One, Class C	4,527	328,660
*	Liberty Media Corp.-Liberty SiriusXM, Class A	4,466	141,572
*	Liberty Media Corp.-Liberty SiriusXM, Class C	14,451	459,975
#	Lumen Technologies, Inc.	90,597	162,169
*	Madison Square Garden Entertainment Corp.	154	5,365
*	Meta Platforms, Inc., Class A	23,817	7,588,096
	News Corp., Class A	16,744	331,866
	News Corp., Class B	8,065	162,187
	Omnicom Group, Inc.	697	58,980
	Paramount Global, Class A	1,652	31,818
	Paramount Global, Class B	38,139	611,368
#*	Sphere Entertainment Co.	154	6,537
*	Take-Two Interactive Software, Inc.	1,159	177,257
*	T-Mobile U.S., Inc.	38,754	5,339,139
	Verizon Communications, Inc.	272,600	9,290,208
*	Walt Disney Co.	45,722	4,064,229
*	Warner Bros Discovery, Inc.	112,864	1,475,133
TOTAL COMMUNICATION SERVICES			55,089,258
CONSUMER DISCRETIONARY — (5.8%)
	Advance Auto Parts, Inc.	4,217	313,703
*	Aptiv PLC	10,069	1,102,455
	Aramark	21,061	850,233
	Autoliv, Inc.	7,172	723,870
	Best Buy Co., Inc.	614	50,993
	BorgWarner, Inc.	27,403	1,274,239
*	Capri Holdings Ltd.	1,300	47,983
*	CarMax, Inc.	13,848	1,143,983
#*	Carnival Corp.	43,840	825,946
	Dick's Sporting Goods, Inc.	958	135,078
	DR Horton, Inc.	56,104	7,126,330
	eBay, Inc.	12,942	576,048
	Ford Motor Co.	189,917	2,508,804
	Gap, Inc.	1,476	15,203
	Garmin Ltd.	12,708	1,345,650
	General Motors Co.	100,456	3,854,497
	Gentex Corp.	5,570	187,041
	Harley-Davidson, Inc.	1,373	53,011
	Hasbro, Inc.	3,203	206,786
	Hyatt Hotels Corp., Class A	2,188	276,454
	Kohl's Corp.	805	22,902

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lear Corp.	6,694	$1,035,963
	Lennar Corp., Class A	27,799	3,525,747
#	Lennar Corp., Class B	1,507	173,169
	Lithia Motors, Inc.	218	67,695
	LKQ Corp.	36,546	2,002,355
	MGM Resorts International	7,230	367,067
*	Mohawk Industries, Inc.	1,674	178,013
	Newell Brands, Inc.	8,465	94,469
	Penske Automotive Group, Inc.	3,800	613,396
*	Phinia, Inc.	5,480	155,468
	PulteGroup, Inc.	42,097	3,552,566
	PVH Corp.	672	60,238
	Ralph Lauren Corp.	2,390	313,879
*	Royal Caribbean Cruises Ltd.	9,799	1,069,169
	Service Corp. International	700	46,655
	Tapestry, Inc.	15,402	664,596
	Toll Brothers, Inc.	1,729	138,891
	Whirlpool Corp.	7,935	1,144,703
TOTAL CONSUMER DISCRETIONARY			37,845,248
CONSUMER STAPLES — (4.9%)
	Archer-Daniels-Midland Co.	27,548	2,340,478
*	BellRing Brands, Inc.	3,250	116,838
	Bunge Ltd.	15,242	1,656,348
	Campbell Soup Co.	4,000	183,280
	Conagra Brands, Inc.	29,942	982,397
	Constellation Brands, Inc., Class A	6,617	1,805,118
*	Coty, Inc., Class A	13,370	160,975
*	Darling Ingredients, Inc.	14,300	990,275
*	Dollar Tree, Inc.	17,934	2,767,754
	General Mills, Inc.	51,759	3,868,468
	Hormel Foods Corp.	9,549	390,363
	J M Smucker Co.	13,623	2,052,305
	Keurig Dr Pepper, Inc.	5,429	184,640
	Kraft Heinz Co.	17,345	627,542
	Kroger Co.	81,457	3,962,068
	Molson Coors Beverage Co., Class B	11,394	794,959
	Mondelez International, Inc., Class A	50,414	3,737,190
*	Performance Food Group Co.	3,200	191,232
*	Pilgrim's Pride Corp.	2,655	65,764
*	Post Holdings, Inc.	1,219	103,981
	Seaboard Corp.	12	43,260
	Spectrum Brands Holdings, Inc.	174	13,643
	Tyson Foods, Inc., Class A	36,011	2,006,533
*	U.S. Foods Holding Corp.	17,034	727,863
	Walgreens Boots Alliance, Inc.	41,309	1,238,031
	Walmart, Inc.	7,576	1,211,099
TOTAL CONSUMER STAPLES			32,222,404
ENERGY — (14.0%)
	APA Corp.	454	18,382
	Baker Hughes Co.	44,854	1,605,325
#	Chesapeake Energy Corp.	1,900	160,246
	Chevron Corp.	111,364	18,225,832
	ConocoPhillips	85,960	10,119,211
	Coterra Energy, Inc.	24,675	679,549
	Devon Energy Corp.	18,806	1,015,524
	Diamondback Energy, Inc.	9,703	1,429,446

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	EOG Resources, Inc.	31,707	$4,202,129
	EQT Corp.	2,800	118,104
	Exxon Mobil Corp.	258,940	27,768,726
	Halliburton Co.	33,217	1,298,120
	Helmerich & Payne, Inc.	818	36,622
	Hess Corp.	7,540	1,144,044
	HF Sinclair Corp.	3,700	192,733
	Kinder Morgan, Inc.	103,103	1,825,954
	Marathon Oil Corp.	42,811	1,124,645
	Marathon Petroleum Corp.	30,153	4,010,952
	NOV, Inc.	626	12,570
	Occidental Petroleum Corp.	66,081	4,171,693
	ONEOK, Inc.	4,896	328,228
	Ovintiv, Inc.	2,906	133,938
	Phillips 66	18,704	2,086,431
	Pioneer Natural Resources Co.	13,804	3,115,149
	Schlumberger NV	21,417	1,249,468
	Targa Resources Corp.	3,638	298,280
	Valero Energy Corp.	21,934	2,827,512
	Vitesse Energy, Inc.	142	3,577
	Williams Cos., Inc.	85,764	2,954,570
TOTAL ENERGY			92,156,960
FINANCIALS — (20.5%)
	Aflac, Inc.	42,937	3,106,063
	Allstate Corp.	15,503	1,746,878
	Ally Financial, Inc.	51,633	1,576,872
	American Financial Group, Inc.	4,681	569,256
	American International Group, Inc.	44,332	2,672,333
	Apollo Global Management, Inc.	2,067	168,895
*	Arch Capital Group Ltd.	16,276	1,264,482
	Assurant, Inc.	3,963	533,063
	Axis Capital Holdings Ltd.	973	53,632
	Bank of America Corp.	281,423	9,005,536
	Bank of New York Mellon Corp.	56,389	2,557,805
*	Berkshire Hathaway, Inc., Class B	41,380	14,564,105
	BlackRock, Inc.	487	359,820
*	Block, Inc.	1,000	80,530
	Capital One Financial Corp.	40,470	4,735,799
	Charles Schwab Corp.	485	32,059
	Chubb Ltd.	14,047	2,871,347
	Cincinnati Financial Corp.	1,138	122,426
	Citigroup, Inc.	64,997	3,097,757
	Citizens Financial Group, Inc.	23,897	770,917
	CNA Financial Corp.	3,404	133,301
	Comerica, Inc.	6,254	337,466
	Discover Financial Services	11,796	1,245,068
	East West Bancorp, Inc.	3,233	201,125
	Everest Group Ltd.	1,981	714,170
#	F&G Annuities & Life, Inc.	389	10,192
	Fidelity National Financial, Inc.	8,733	342,072
	Fidelity National Information Services, Inc.	26,287	1,587,209
	Fifth Third Bancorp	73,951	2,151,974
	First Citizens BancShares, Inc., Class A	292	417,940
	First Horizon Corp.	23,779	324,108
*	Fiserv, Inc.	14,437	1,822,094
	Franklin Resources, Inc.	10,235	299,271
	Global Payments, Inc.	5,589	616,187
	Globe Life, Inc.	4,255	477,283

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	19,868	$7,070,425
	Hartford Financial Services Group, Inc.	50,871	3,656,608
	Huntington Bancshares, Inc.	83,577	1,022,983
	Intercontinental Exchange, Inc.	463	53,152
	Jefferies Financial Group, Inc.	1,212	44,590
	JPMorgan Chase & Co.	149,864	23,672,517
	KeyCorp	70,335	865,824
	Lincoln National Corp.	2,459	68,950
	Loews Corp.	13,619	853,230
	M&T Bank Corp.	8,288	1,159,160
*	Markel Group, Inc.	361	523,345
	MetLife, Inc.	16,392	1,032,204
	Morgan Stanley	78,168	7,157,062
	Northern Trust Corp.	11,340	908,561
	PacWest Bancorp	1,151	10,704
*	PayPal Holdings, Inc.	3,236	245,354
	PNC Financial Services Group, Inc.	13,115	1,795,312
	Principal Financial Group, Inc.	29,370	2,345,782
	Prosperity Bancshares, Inc.	567	35,902
	Prudential Financial, Inc.	18,081	1,744,636
	Raymond James Financial, Inc.	2,297	252,831
	Regions Financial Corp.	86,725	1,766,588
	Reinsurance Group of America, Inc.	828	116,210
	RenaissanceRe Holdings Ltd.	250	46,690
	State Street Corp.	21,628	1,566,732
	Synchrony Financial	36,836	1,272,315
	Synovus Financial Corp.	1,104	37,426
	Travelers Cos., Inc.	24,511	4,230,844
	Truist Financial Corp.	56,633	1,881,348
	U.S. Bancorp	52,456	2,081,454
	Unum Group	5,925	288,014
	W R Berkley Corp.	1,479	91,240
	Webster Financial Corp.	3,100	146,692
	Wells Fargo & Co.	127,159	5,869,659
	Zions Bancorp NA	11,396	435,897
TOTAL FINANCIALS			134,919,276
HEALTH CARE — (15.0%)
*	Avantor, Inc.	4,731	97,317
	Baxter International, Inc.	25,981	1,175,121
	Becton Dickinson & Co.	9,596	2,673,638
*	Biogen, Inc.	13,117	3,544,082
*	Bio-Rad Laboratories, Inc., Class A	918	372,121
*	Boston Scientific Corp.	5,069	262,828
	Bristol-Myers Squibb Co.	87,907	5,466,936
*	Catalent, Inc.	2,832	137,409
*	Centene Corp.	21,435	1,459,509
*	Charles River Laboratories International, Inc.	586	122,790
	Cigna Group	21,048	6,211,265
	Cooper Cos., Inc.	478	187,022
	CVS Health Corp.	77,059	5,755,537
	Danaher Corp.	26,507	6,760,875
*	DaVita, Inc.	811	82,714
*	Elanco Animal Health, Inc.	6,840	82,559
	Elevance Health, Inc.	14,962	7,056,528
	Embecta Corp.	1,316	28,083
*	Envista Holdings Corp.	1,720	59,185
*	Fortrea Holdings, Inc.	14,026	448,271
*	GE HealthCare Technologies, Inc.	7,421	578,838

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Gilead Sciences, Inc.	55,353	$4,214,577
*	Henry Schein, Inc.	11,024	868,581
*	Hologic, Inc.	12,748	1,012,446
*	Horizon Therapeutics PLC	1,145	114,809
	Humana, Inc.	9,065	4,141,164
*	Incyte Corp.	1,360	86,659
*	IQVIA Holdings, Inc.	420	93,979
*	Jazz Pharmaceuticals PLC	6,015	784,476
	Laboratory Corp. of America Holdings	14,026	3,000,582
	McKesson Corp.	3,387	1,362,929
	Medtronic PLC	47,049	4,129,020
	Merck & Co., Inc.	136	14,504
*	Moderna, Inc.	15,960	1,877,854
	Pfizer, Inc.	393,447	14,187,699
	Quest Diagnostics, Inc.	17,859	2,414,715
*	Regeneron Pharmaceuticals, Inc.	4,261	3,161,279
	Revvity, Inc.	3,314	407,456
	STERIS PLC	5,962	1,344,729
*	Syneos Health, Inc.	655	27,779
*	Teladoc Health, Inc.	452	13,456
	Teleflex, Inc.	157	39,434
	Thermo Fisher Scientific, Inc.	14,136	7,755,858
*	United Therapeutics Corp.	2,317	562,382
	UnitedHealth Group, Inc.	131	66,334
	Universal Health Services, Inc., Class B	11,058	1,536,620
*	Vertex Pharmaceuticals, Inc.	1,318	464,384
	Viatris, Inc.	77,958	820,898
	Zimmer Biomet Holdings, Inc.	9,350	1,291,703
*	Zimvie, Inc.	935	12,828
TOTAL HEALTH CARE			98,371,762
INDUSTRIALS — (13.6%)
	3M Co.	19,736	2,200,564
	AECOM	11,729	1,020,423
	AGCO Corp.	9,374	1,247,679
	AMETEK, Inc.	5,817	922,576
	Arcosa, Inc.	1,576	121,636
*	Builders FirstSource, Inc.	16,700	2,411,981
*	CACI International, Inc., Class A	200	70,088
	Carlisle Cos., Inc.	4,496	1,246,291
	Carrier Global Corp.	40,854	2,432,856
	Concentrix Corp.	2,352	195,780
	CSX Corp.	9,384	312,675
	Cummins, Inc.	14,520	3,786,816
	Deere & Co.	199	85,490
*	Delta Air Lines, Inc.	34,428	1,592,639
	Dover Corp.	8,834	1,289,499
	Eaton Corp. PLC	18,743	3,848,313
	Emerson Electric Co.	3,029	276,699
	FedEx Corp.	18,335	4,949,533
	Fortive Corp.	7,159	560,908
	Fortune Brands Innovations, Inc.	12,304	874,445
	General Dynamics Corp.	11,044	2,469,218
	General Electric Co.	22,264	2,543,439
*	GXO Logistics, Inc.	5,907	396,183
	Howmet Aerospace, Inc.	43,263	2,212,470
	Hubbell, Inc.	2,329	726,648
	Huntington Ingalls Industries, Inc.	1,502	344,964
	Ingersoll Rand, Inc.	18,883	1,232,493

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	ITT, Inc.	400	$39,840
	Jacobs Solutions, Inc.	7,558	947,849
*	JetBlue Airways Corp.	3,982	30,940
	Johnson Controls International PLC	36,356	2,528,560
	Knight-Swift Transportation Holdings, Inc.	1,347	81,830
	L3Harris Technologies, Inc.	6,675	1,264,846
	Leidos Holdings, Inc.	16,426	1,536,324
*	MasTec, Inc.	425	50,044
*	Masterbrand, Inc.	7,404	91,439
*	Middleby Corp.	1,625	246,756
	Norfolk Southern Corp.	17,447	4,075,445
	Northrop Grumman Corp.	2,344	1,043,080
	Oshkosh Corp.	522	48,061
	Otis Worldwide Corp.	2,174	197,747
	Owens Corning	8,674	1,214,273
	PACCAR, Inc.	50,915	4,385,309
	Parker-Hannifin Corp.	9,126	3,741,751
	Pentair PLC	17,893	1,243,564
	Quanta Services, Inc.	17,126	3,452,944
	Republic Services, Inc.	37,656	5,690,198
	RTX Corp.	45,511	4,001,782
*	RXO, Inc.	1,886	41,586
	Sensata Technologies Holding PLC	15,621	659,987
	Snap-on, Inc.	6,398	1,743,071
	Southwest Airlines Co.	39,416	1,346,451
	SS&C Technologies Holdings, Inc.	23,811	1,386,991
	Stanley Black & Decker, Inc.	9,361	929,266
*	Sunrun, Inc.	2,269	43,066
	Textron, Inc.	28,054	2,181,760
	Trane Technologies PLC	412	82,169
	TransUnion	1,845	147,028
#	U-Haul Holding Co.	2,175	132,371
	U-Haul Holding Co., Non Voting	19,575	1,119,886
*	United Airlines Holdings, Inc.	10,610	576,229
	United Rentals, Inc.	6,074	2,822,466
	WESCO International, Inc.	600	105,342
	Westinghouse Air Brake Technologies Corp.	7,770	920,279
*	XPO, Inc.	1,886	130,587
TOTAL INDUSTRIALS			89,653,423
INFORMATION TECHNOLOGY — (8.3%)
*	Advanced Micro Devices, Inc.	27,893	3,190,959
*	Akamai Technologies, Inc.	7,158	676,431
	Amdocs Ltd.	15,020	1,406,473
	Analog Devices, Inc.	24,715	4,931,384
*	Arrow Electronics, Inc.	4,165	593,679
*	Aspen Technology, Inc.	600	107,100
	Avnet, Inc.	1,297	62,904
	Broadcom, Inc.	152	136,595
*	Ciena Corp.	1,583	66,803
	Cisco Systems, Inc.	1,642	85,450
	Cognizant Technology Solutions Corp., Class A	49,920	3,296,218
*	Coherent Corp.	781	36,988
	Corning, Inc.	94,289	3,200,169
*	DXC Technology Co.	2,899	80,157
*	F5, Inc.	666	105,388
*	First Solar, Inc.	1,844	382,446
*	Flex Ltd.	51,876	1,419,327
	Hewlett Packard Enterprise Co.	162,089	2,817,107

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	HP, Inc.	106,724	$3,503,749
	Intel Corp.	176,549	6,315,158
	International Business Machines Corp.	860	123,995
*	IPG Photonics Corp.	430	56,523
	Jabil, Inc.	5,601	619,863
	Juniper Networks, Inc.	20,534	570,845
*	Kyndryl Holdings, Inc.	1,573	21,487
	Marvell Technology, Inc.	21,410	1,394,433
	Microchip Technology, Inc.	104	9,770
	Micron Technology, Inc.	80,304	5,732,902
*	ON Semiconductor Corp.	15,790	1,701,372
*	Qorvo, Inc.	11,900	1,309,238
	Roper Technologies, Inc.	1,058	521,647
*	Salesforce, Inc.	17,254	3,882,322
	Skyworks Solutions, Inc.	9,461	1,082,054
	TD SYNNEX Corp.	2,852	281,521
	TE Connectivity Ltd.	20,135	2,889,171
*	Teledyne Technologies, Inc.	822	316,084
	Vontier Corp.	2,863	88,553
*	Western Digital Corp.	28,878	1,229,048
	Xerox Holdings Corp.	3,127	49,969
*	Zoom Video Communications, Inc., Class A	2,191	160,710
TOTAL INFORMATION TECHNOLOGY			54,455,992
MATERIALS — (8.6%)
	Air Products & Chemicals, Inc.	6,186	1,888,771
	Albemarle Corp.	6,664	1,414,634
	Amcor PLC	44,542	457,001
*	Arconic Corp.	3,229	96,515
	Celanese Corp.	3,019	378,552
	CF Industries Holdings, Inc.	15,102	1,239,572
*	Cleveland-Cliffs, Inc.	15,656	276,328
	Corteva, Inc.	26,180	1,477,337
	Dow, Inc.	78,218	4,416,971
	DuPont de Nemours, Inc.	17,056	1,324,057
	Eastman Chemical Co.	19,127	1,636,889
	FMC Corp.	801	77,080
	Freeport-McMoRan, Inc.	103,786	4,634,045
	Huntsman Corp.	3,237	96,366
	International Flavors & Fragrances, Inc.	10,181	861,414
	International Paper Co.	46,145	1,663,989
	Linde PLC	16,727	6,534,737
	LyondellBasell Industries NV, Class A	32,802	3,242,806
	Martin Marietta Materials, Inc.	4,842	2,161,759
	Mosaic Co.	29,416	1,198,996
	Newmont Corp.	65,111	2,794,564
	Nucor Corp.	41,885	7,207,990
	Packaging Corp. of America	10,295	1,578,738
	PPG Industries, Inc.	870	125,193
	Reliance Steel & Aluminum Co.	8,693	2,545,832
	Royal Gold, Inc.	782	93,950
	Sonoco Products Co.	945	55,415
	Steel Dynamics, Inc.	28,855	3,075,366
	Sylvamo Corp.	1,295	63,546
	Vulcan Materials Co.	9,326	2,056,383
	Westlake Corp.	8,620	1,185,250
	WestRock Co.	17,093	569,026
TOTAL MATERIALS			56,429,072

VA U.S. Large Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	26,199	$2,182,639
*	Howard Hughes Corp.	807	68,135
*	Jones Lang LaSalle, Inc.	4,563	759,967
TOTAL REAL ESTATE			3,010,741
UTILITIES — (0.3%)
	NRG Energy, Inc.	18,805	714,402
	Vistra Corp.	36,332	1,019,476
TOTAL UTILITIES			1,733,878
TOTAL COMMON STOCKS Cost ($431,367,675)			655,888,014

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	964,898	964,898
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	27,497	318,055
TOTAL INVESTMENTS — (100.0%)
(Cost $432,650,615)^^			$657,170,967
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$55,088,354	$904	—	$55,089,258
Consumer Discretionary	37,845,248	—	—	37,845,248
Consumer Staples	32,222,404	—	—	32,222,404
Energy	92,156,960	—	—	92,156,960
Financials	134,919,276	—	—	134,919,276
Health Care	98,371,762	—	—	98,371,762
Industrials	89,653,423	—	—	89,653,423
Information Technology	54,455,992	—	—	54,455,992
Materials	56,429,072	—	—	56,429,072
Real Estate	3,010,741	—	—	3,010,741
Utilities	1,733,878	—	—	1,733,878
Temporary Cash Investments	964,898	—	—	964,898
Securities Lending Collateral	—	318,055	—	318,055
TOTAL	$656,852,008	$318,959	—	$657,170,967

VA International Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.3%)
*	Allkem Ltd.	6,141	$61,481
	Ampol Ltd.	27,546	610,051
	Aurizon Holdings Ltd.	179,384	459,728
	Australia & New Zealand Banking Group Ltd.	178,291	3,093,200
	Bank of Queensland Ltd.	26,138	106,218
	Bendigo & Adelaide Bank Ltd.	27,893	175,649
	BlueScope Steel Ltd.	84,388	1,244,474
	Brickworks Ltd.	2,966	51,739
	Challenger Ltd.	53,101	256,659
	Cleanaway Waste Management Ltd.	149,679	277,816
	Evolution Mining Ltd.	198,273	497,756
#	Harvey Norman Holdings Ltd.	80,981	206,021
	Iluka Resources Ltd.	2,763	19,084
	Incitec Pivot Ltd.	190,619	387,759
	Lendlease Corp. Ltd.	50,973	296,335
	National Australia Bank Ltd.	187,661	3,594,843
	New Hope Corp. Ltd.	53,352	191,067
	Newcrest Mining Ltd.	84,715	1,519,529
	Northern Star Resources Ltd.	97,467	760,847
	Orica Ltd.	39,070	414,563
	Origin Energy Ltd.	92,720	527,858
	QBE Insurance Group Ltd.	29,628	314,557
	Qube Holdings Ltd.	117,061	231,708
	Rio Tinto Ltd.	17,699	1,401,492
	Santos Ltd.	411,675	2,215,218
	Seven Group Holdings Ltd.	12,728	224,701
	Sonic Healthcare Ltd.	19,726	466,082
	South32 Ltd.	478,726	1,260,579
	Suncorp Group Ltd.	131,384	1,258,920
	TPG Telecom Ltd.	35,131	118,599
	Treasury Wine Estates Ltd.	26,654	201,735
Ω	Viva Energy Group Ltd.	77,731	164,913
	Westpac Banking Corp.	167,551	2,518,437
	Whitehaven Coal Ltd.	90,155	421,250
	Woodside Energy Group Ltd.	135,677	3,497,099
	Worley Ltd.	14,874	174,080
#	Yancoal Australia Ltd.	28,447	97,684
TOTAL AUSTRALIA			29,319,731
AUSTRIA — (0.1%)
	Erste Group Bank AG	11,508	434,955
	OMV AG	3,957	178,279
TOTAL AUSTRIA			613,234
BELGIUM — (0.6%)
	Ageas SA	17,680	748,443
	KBC Group NV	14,957	1,125,735
	Solvay SA	8,568	1,029,002
TOTAL BELGIUM			2,903,180
CANADA — (9.6%)
	Agnico Eagle Mines Ltd.	19,600	1,027,236
	AltaGas Ltd.	19,080	376,637
	ARC Resources Ltd.	38,559	582,486

VA International Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Bank of Montreal	48,164	$4,475,496
#	Bank of Nova Scotia	103,500	5,212,044
	Barrick Gold Corp.	81,195	1,403,862
	Brookfield Corp., Class A	19,309	673,884
#	Canadian Imperial Bank of Commerce	76,121	3,353,440
	Cenovus Energy, Inc.	32,547	619,044
	Endeavour Mining PLC	23,711	572,883
	Fairfax Financial Holdings Ltd.	3,164	2,524,290
	First Quantum Minerals Ltd.	61,634	1,828,009
	Great-West Lifeco, Inc.	13,688	412,825
	iA Financial Corp., Inc.	12,118	839,571
	IGM Financial, Inc.	3,429	106,850
	Imperial Oil Ltd.	6,652	358,676
	Kinross Gold Corp.	141,588	705,327
	Lundin Mining Corp.	86,620	774,466
	Magna International, Inc.	38,796	2,495,747
	Manulife Financial Corp.	161,325	3,226,437
*	MEG Energy Corp.	27,756	494,857
	Nutrien Ltd.	38,541	2,655,131
	Onex Corp.	6,795	417,341
	Suncor Energy, Inc.	119,100	3,726,634
	Teck Resources Ltd., Class A	200	8,888
	Teck Resources Ltd., Class B	77,746	3,454,254
#	Toronto-Dominion Bank	3,608	237,911
	Tourmaline Oil Corp.	20,928	1,084,609
	West Fraser Timber Co. Ltd.	10,651	897,377
	Whitecap Resources, Inc.	79,944	638,388
TOTAL CANADA			45,184,600
DENMARK — (2.1%)
	AP Moller - Maersk AS, Class A	237	476,518
	AP Moller - Maersk AS, Class B	282	579,286
	Carlsberg AS, Class B	12,608	1,890,975
	Chr Hansen Holding AS	8,904	672,819
*	Danske Bank AS	24,821	589,376
*	Demant AS	11,492	457,322
	DSV AS	12,455	2,492,743
*	Genmab AS	2,875	1,185,074
	Novozymes AS, Class B	12,430	623,405
	Pandora AS	4,878	487,956
	Rockwool AS, Class A	355	95,008
	Rockwool AS, Class B	615	165,410
	Tryg AS	11,697	230,943
TOTAL DENMARK			9,946,835
FINLAND — (0.6%)
	Fortum Oyj	11,094	150,182
	Nokia Oyj	189,492	744,882
	Nokia Oyj, Sponsored ADR	34,049	134,153
	Nordea Bank Abp	25,576	289,478
	Stora Enso Oyj, Class R	56,813	696,485
	UPM-Kymmene Oyj	25,476	843,451
TOTAL FINLAND			2,858,631
FRANCE — (10.6%)
	Accor SA	14,495	546,926
Ω	ALD SA	22,051	234,280
#	Alstom SA	1,205	36,897

VA International Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
Ω	Amundi SA	2,929	$179,739
	Arkema SA	7,145	770,510
	AXA SA	95,223	2,927,045
	BNP Paribas SA	51,833	3,418,272
	Bollore SE	60,491	382,468
	Bouygues SA	30,769	1,102,193
	Carrefour SA	81,297	1,625,219
	Cie de Saint-Gobain	66,128	4,472,326
	Cie Generale des Etablissements Michelin SCA	90,843	2,974,841
	Credit Agricole SA	32,751	406,616
	Danone SA	2,968	181,246
	Eiffage SA	10,420	1,084,071
	Engie SA	145,439	2,385,974
	Orange SA	254,973	2,882,173
	Publicis Groupe SA	23,218	1,871,960
	Renault SA	27,390	1,203,014
	Rexel SA	22,103	533,174
	Sanofi	35,608	3,798,822
	Societe Generale SA	66,873	1,818,727
	TotalEnergies SE, Sponsored ADR	7,191	437,572
	TotalEnergies SE	218,655	13,284,714
	Vinci SA	3,777	443,599
	Vivendi SE	29,111	259,913
*Ω	Worldline SA	7,358	291,667
TOTAL FRANCE			49,553,958
GERMANY — (7.1%)
	BASF SE	70,417	3,775,126
	Bayer AG	88,113	5,153,150
	Bayerische Motoren Werke AG	26,800	3,268,259
	Commerzbank AG	144,317	1,726,245
	Continental AG	12,810	1,022,746
*Ω	Covestro AG	23,892	1,283,452
	Daimler Truck Holding AG	39,415	1,479,256
	Deutsche Bank AG	95,150	1,056,897
*	Deutsche Lufthansa AG	29,747	300,036
Ω	DWS Group GmbH & Co. KGaA	822	28,858
	E.ON SE	87,429	1,106,005
	Evonik Industries AG	17,755	367,759
	Fresenius Medical Care AG & Co. KGaA	13,343	692,962
	Fresenius SE & Co. KGaA	36,425	1,143,094
#Ω	Hapag-Lloyd AG	1,631	372,428
	Heidelberg Materials AG	14,794	1,199,022
	Mercedes-Benz Group AG	86,769	6,929,625
	RTL Group SA	1,107	47,817
	RWE AG	27,325	1,176,031
*	Siemens Energy AG	15,000	254,125
*	Talanx AG	725	44,399
	Telefonica Deutschland Holding AG	149,446	402,664
	Volkswagen AG	3,115	497,826
TOTAL GERMANY			33,327,782
HONG KONG — (1.9%)
	BOC Hong Kong Holdings Ltd.	274,500	837,786
#*	Cathay Pacific Airways Ltd.	220,090	249,842
	CK Asset Holdings Ltd.	206,217	1,194,217
	CK Hutchison Holdings Ltd.	242,012	1,492,567
	CK Infrastructure Holdings Ltd.	24,500	129,834

VA International Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	ESR Group Ltd.	135,200	$237,079
	Hang Lung Properties Ltd.	147,000	229,401
	Hang Seng Bank Ltd.	25,100	383,668
	Henderson Land Development Co. Ltd.	74,255	229,535
	HKT Trust & HKT Ltd.	42,000	49,610
	MTR Corp. Ltd.	91,660	422,397
#	New World Development Co. Ltd.	137,460	339,935
	Sino Land Co. Ltd.	377,205	463,028
	Sun Hung Kai Properties Ltd.	95,362	1,197,424
	Swire Pacific Ltd., Class A	45,500	380,345
	Swire Pacific Ltd., Class B	92,500	123,893
Ω	WH Group Ltd.	1,138,689	621,485
	Xinyi Glass Holdings Ltd.	161,000	267,919
TOTAL HONG KONG			8,849,965
IRELAND — (0.7%)
	AIB Group PLC	40,311	189,609
	Bank of Ireland Group PLC	51,510	543,472
	CRH PLC	3,847	229,170
	CRH PLC, Sponsored ADR	34,336	2,070,461
TOTAL IRELAND			3,032,712
ISRAEL — (0.6%)
	Bank Hapoalim BM	78,721	699,266
	Bank Leumi Le-Israel BM	97,013	774,418
*	Clal Insurance Enterprises Holdings Ltd.	2,979	45,377
	Delek Group Ltd.	995	140,554
	Harel Insurance Investments & Financial Services Ltd.	17,029	134,309
	Israel Discount Bank Ltd., Class A	127,123	673,338
	Migdal Insurance & Financial Holdings Ltd.	27,124	33,543
	Phoenix Holdings Ltd.	22,639	232,291
TOTAL ISRAEL			2,733,096
ITALY — (2.1%)
	Eni SpA	106,690	1,628,822
	Stellantis NV	145,096	2,977,063
	Stellantis NV	44,126	906,789
*	Telecom Italia SpA	922,728	265,996
*	Telecom Italia SpA, Sponsored ADR	17,100	48,538
	UniCredit SpA	161,671	4,093,545
TOTAL ITALY			9,920,753
JAPAN — (20.7%)
	Acom Co. Ltd.	35,200	86,538
	ADEKA Corp.	2,400	48,660
	AEON Financial Service Co. Ltd.	12,200	109,621
	AGC, Inc.	23,900	863,594
	Air Water, Inc.	18,900	266,181
	Aisin Corp.	16,400	532,920
	Alfresa Holdings Corp.	12,800	204,131
	Alps Alpine Co. Ltd.	21,900	193,573
	Amada Co. Ltd.	32,500	319,849
#	Aozora Bank Ltd.	6,400	131,620
	Asahi Group Holdings Ltd.	11,700	459,918
	Asahi Kasei Corp.	127,800	870,925
	Bank of Kyoto Ltd.	2,500	147,549
	Bridgestone Corp.	16,200	672,225

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Brother Industries Ltd.	26,600	$414,639
	Canon Marketing Japan, Inc.	5,100	133,846
	Canon, Inc.	27,400	708,164
	Chiba Bank Ltd.	30,300	213,050
	Coca-Cola Bottlers Japan Holdings, Inc.	9,400	108,253
	COMSYS Holdings Corp.	8,300	165,906
	Concordia Financial Group Ltd.	57,500	263,006
	Cosmo Energy Holdings Co. Ltd.	8,600	266,644
	Credit Saison Co. Ltd.	15,000	239,857
	Dai Nippon Printing Co. Ltd.	14,500	412,177
	Daicel Corp.	28,800	266,877
	Dai-ichi Life Holdings, Inc.	54,600	1,115,571
	Daiwa House Industry Co. Ltd.	33,800	918,647
	Daiwa Securities Group, Inc.	116,000	628,825
	Dentsu Group, Inc.	1,300	43,500
	DIC Corp.	8,000	151,013
	Dowa Holdings Co. Ltd.	4,900	158,250
	ENEOS Holdings, Inc.	336,627	1,221,329
	EXEO Group, Inc.	1,900	39,505
	Fuji Media Holdings, Inc.	1,800	19,931
	FUJIFILM Holdings Corp.	9,500	551,623
	Fujikura Ltd.	24,700	206,521
	Fukuoka Financial Group, Inc.	9,200	221,680
	Fuyo General Lease Co. Ltd.	1,200	99,023
	Hachijuni Bank Ltd.	12,503	64,417
	Hankyu Hanshin Holdings, Inc.	17,500	581,400
	Haseko Corp.	27,000	351,507
*	Hino Motors Ltd.	37,500	150,405
	Hitachi Construction Machinery Co. Ltd.	10,100	303,086
	Hitachi Ltd.	5,700	373,148
	Honda Motor Co. Ltd.	108,400	3,455,942
	House Foods Group, Inc.	1,700	39,247
	Idemitsu Kosan Co. Ltd.	22,900	483,575
	Iida Group Holdings Co. Ltd.	14,400	252,612
	INFRONEER Holdings, Inc.	21,000	204,499
	Inpex Corp.	102,100	1,318,337
	Isetan Mitsukoshi Holdings Ltd.	21,800	236,505
	Isuzu Motors Ltd.	69,900	908,053
	ITOCHU Corp.	12,900	521,744
	Iwatani Corp.	4,600	245,545
	J Front Retailing Co. Ltd.	25,300	246,257
	Japan Post Bank Co. Ltd.	28,100	233,779
	Japan Post Holdings Co. Ltd.	41,800	305,248
	Japan Post Insurance Co. Ltd.	10,000	161,602
	JFE Holdings, Inc.	51,900	839,530
	JGC Holdings Corp.	6,800	95,340
	JTEKT Corp.	21,300	200,914
	Kajima Corp.	40,900	646,320
	Kamigumi Co. Ltd.	7,300	169,333
	Kaneka Corp.	7,200	212,138
	Kawasaki Heavy Industries Ltd.	15,400	392,750
	Kawasaki Kisen Kaisha Ltd.	4,800	144,742
	Kewpie Corp.	2,900	46,990
	Kinden Corp.	7,000	96,541
	Kobe Steel Ltd.	36,600	400,306
	Koito Manufacturing Co. Ltd.	4,800	88,260
	Komatsu Ltd.	39,900	1,117,776
	K's Holdings Corp.	13,800	126,660
	Kubota Corp.	11,300	170,697

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kuraray Co. Ltd.	35,100	$353,195
	Kyocera Corp.	8,600	462,784
	Lixil Corp.	34,000	434,514
	Mabuchi Motor Co. Ltd.	2,700	77,532
	Marubeni Corp.	82,800	1,465,974
	Mazda Motor Corp.	62,500	620,031
	Mebuki Financial Group, Inc.	38,440	102,123
	Medipal Holdings Corp.	8,800	150,890
	Mitsubishi Chemical Group Corp.	138,700	829,679
	Mitsubishi Corp.	83,000	4,246,816
	Mitsubishi Electric Corp.	39,100	564,257
	Mitsubishi Estate Co. Ltd.	63,000	772,108
	Mitsubishi Gas Chemical Co., Inc.	16,700	250,475
	Mitsubishi HC Capital, Inc.	85,000	562,306
	Mitsubishi Heavy Industries Ltd.	22,900	1,086,468
	Mitsubishi Logistics Corp.	2,599	65,284
	Mitsubishi Materials Corp.	11,500	205,569
	Mitsubishi Motors Corp.	73,100	295,216
	Mitsubishi UFJ Financial Group, Inc.	398,200	3,206,405
	Mitsui & Co. Ltd.	38,500	1,502,658
	Mitsui Chemicals, Inc.	19,900	572,204
	Mitsui Fudosan Co. Ltd.	37,400	768,381
#	Mitsui OSK Lines Ltd.	26,400	682,488
	Mizuho Financial Group, Inc.	80,120	1,359,265
	MS&AD Insurance Group Holdings, Inc.	16,450	611,830
	NEC Corp.	28,400	1,436,909
	NGK Insulators Ltd.	25,500	312,739
	NH Foods Ltd.	8,400	242,364
	Nikon Corp.	26,100	344,984
	Nippon Electric Glass Co. Ltd.	5,400	98,084
	Nippon Express Holdings, Inc.	8,000	469,050
	Nippon Steel Corp.	48,218	1,102,088
#	Nippon Yusen KK	43,700	1,063,053
	Nissan Motor Co. Ltd.	143,300	631,257
	Nisshin Seifun Group, Inc.	6,400	79,366
	Niterra Co. Ltd.	16,700	353,122
	NOK Corp.	5,300	79,805
	Nomura Holdings, Inc.	111,100	459,618
	Nomura Real Estate Holdings, Inc.	12,900	319,959
	NSK Ltd.	35,700	231,071
	Obayashi Corp.	70,100	648,133
	Oji Holdings Corp.	93,000	367,192
	ORIX Corp.	77,100	1,483,136
	Otsuka Holdings Co. Ltd.	6,500	238,987
	PALTAC Corp.	1,700	57,118
	Panasonic Holdings Corp.	153,200	1,891,006
	Resona Holdings, Inc.	123,000	669,622
	Resonac Holdings Corp.	17,200	281,766
	Ricoh Co. Ltd.	59,400	528,403
	Rinnai Corp.	6,200	134,988
	Rohm Co. Ltd.	2,300	215,529
	Sankyo Co. Ltd.	4,600	194,587
	Sankyu, Inc.	1,000	34,677
	SBI Holdings, Inc.	25,400	536,379
	Seiko Epson Corp.	29,800	489,367
	Seino Holdings Co. Ltd.	7,900	124,334
	Sekisui Chemical Co. Ltd.	15,400	233,918
#	Sekisui House Ltd.	60,800	1,240,423
#*	Sharp Corp.	22,900	136,167

VA International Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shimamura Co. Ltd.	2,500	$247,589
	Shimizu Corp.	58,900	405,794
	Shizuoka Financial Group, Inc.	13,000	108,577
	SoftBank Group Corp.	22,520	1,145,421
	Sohgo Security Services Co. Ltd.	21,000	128,393
	Sojitz Corp.	26,394	626,653
	Sompo Holdings, Inc.	7,697	340,290
	Stanley Electric Co. Ltd.	11,700	216,208
	Subaru Corp.	69,400	1,315,378
	SUMCO Corp.	8,600	125,319
	Sumitomo Chemical Co. Ltd.	192,000	592,158
	Sumitomo Corp.	69,100	1,482,394
	Sumitomo Electric Industries Ltd.	80,400	1,030,886
	Sumitomo Forestry Co. Ltd.	14,700	354,710
	Sumitomo Heavy Industries Ltd.	12,100	297,827
	Sumitomo Metal Mining Co. Ltd.	27,300	942,811
	Sumitomo Mitsui Financial Group, Inc.	49,796	2,333,025
	Sumitomo Mitsui Trust Holdings, Inc.	20,103	782,041
	Sumitomo Pharma Co. Ltd.	11,400	47,253
	Sumitomo Realty & Development Co. Ltd.	33,500	897,780
	Sumitomo Rubber Industries Ltd.	17,500	178,937
	Suzuken Co. Ltd.	5,100	148,908
	Suzuki Motor Corp.	14,900	598,467
	Taiheiyo Cement Corp.	12,600	263,142
	Taisei Corp.	14,700	557,077
	Taisho Pharmaceutical Holdings Co. Ltd.	1,300	50,125
	Takashimaya Co. Ltd.	17,000	247,120
	Takeda Pharmaceutical Co. Ltd.	95,567	2,921,946
	TDK Corp.	12,200	467,361
	Teijin Ltd.	18,500	197,871
	THK Co. Ltd.	11,400	228,547
	Toda Corp.	9,700	54,026
	Tokai Carbon Co. Ltd.	16,200	144,124
	Tokyo Century Corp.	3,000	117,502
	Tokyo Tatemono Co. Ltd.	21,700	289,988
	Tokyu Fudosan Holdings Corp.	70,500	419,118
	Toppan, Inc.	16,700	393,093
	Toray Industries, Inc.	131,700	737,443
	Tosoh Corp.	26,000	339,837
	Toyo Seikan Group Holdings Ltd.	11,800	191,820
	Toyo Tire Corp.	8,600	116,446
	Toyoda Gosei Co. Ltd.	6,400	136,603
	Toyota Boshoku Corp.	8,100	147,784
	Toyota Industries Corp.	5,900	426,376
	Toyota Motor Corp.	286,850	4,823,024
	Toyota Tsusho Corp.	17,600	1,029,691
	Yamada Holdings Co. Ltd.	53,500	161,631
	Yamaha Motor Co. Ltd.	31,200	915,062
	Yamato Kogyo Co. Ltd.	1,000	47,819
	Yamazaki Baking Co. Ltd.	8,800	126,644
	Yokohama Rubber Co. Ltd.	14,800	331,867
	Z Holdings Corp.	105,900	295,250
	Zeon Corp.	13,700	147,758
TOTAL JAPAN			97,310,913
NETHERLANDS — (3.6%)
Ω	ABN AMRO Bank NV, CVA	29,235	497,089
	Aegon NV	109,392	593,811
	Akzo Nobel NV	18,280	1,563,818

VA International Value Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	ArcelorMittal SA	53,708	$1,550,959
	ASR Nederland NV	8,817	399,669
	Coca-Cola Europacific Partners PLC	8,890	560,680
	Heineken NV	14,444	1,413,800
#	ING Groep NV, Sponsored ADR	18,092	263,601
	ING Groep NV	146,876	2,143,899
	JDE Peet's NV	8,580	258,940
	Koninklijke Ahold Delhaize NV	133,198	4,591,168
	Koninklijke KPN NV	190,617	689,701
*	Koninklijke Philips NV	35,956	746,870
	NN Group NV	19,594	751,135
	Randstad NV	11,758	688,848
	Stellantis NV	10,010	205,706
TOTAL NETHERLANDS			16,919,694
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	156,673	76,926
*	Auckland International Airport Ltd.	53,001	276,678
	Chorus Ltd.	24,155	129,048
	EBOS Group Ltd.	11,144	267,057
	Fletcher Building Ltd.	71,478	247,828
	Fonterra Co-operative Group Ltd.	4,389	9,623
	Mercury NZ Ltd.	5,010	20,516
#	Port of Tauranga Ltd.	11,634	44,825
	Ryman Healthcare Ltd.	19,262	81,585
	Summerset Group Holdings Ltd.	14,485	92,685
TOTAL NEW ZEALAND			1,246,771
NORWAY — (0.8%)
*	Adevinta ASA	9,338	69,074
	Aker ASA, Class A	1,464	93,092
	Aker BP ASA	11,058	309,763
	Austevoll Seafood ASA	5,842	43,864
	DNB Bank ASA	57,463	1,184,168
Ω	Elkem ASA	34,852	82,675
	Frontline PLC	2,120	35,323
	Golden Ocean Group Ltd.	17,681	138,544
	Hafnia Ltd.	28,596	155,424
	Norsk Hydro ASA	91,465	599,042
	SpareBank 1 SR-Bank ASA	10,821	139,661
	Storebrand ASA	13,445	117,523
	Subsea 7 SA	23,150	311,116
	Wallenius Wilhelmsen ASA	18,082	125,555
#	Yara International ASA	11,196	457,267
TOTAL NORWAY			3,862,091
PORTUGAL — (0.1%)
	EDP Renovaveis SA	12,857	245,580
	Galp Energia SGPS SA	17,816	236,768
TOTAL PORTUGAL			482,348
SINGAPORE — (0.9%)
	City Developments Ltd.	55,800	310,487
	Hongkong Land Holdings Ltd.	54,500	194,222
	Keppel Corp. Ltd.	182,400	1,012,910
*	Seatrium Ltd.	3,481,110	368,947
	Singapore Airlines Ltd.	167,500	948,891

VA International Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	26,400	$598,844
	UOL Group Ltd.	40,699	215,346
	Wilmar International Ltd.	242,000	703,187
TOTAL SINGAPORE			4,352,834
SPAIN — (2.4%)
	Banco Bilbao Vizcaya Argentaria SA	239,554	1,898,795
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	98,460	781,772
	Banco de Sabadell SA	144,096	177,580
	Banco Santander SA	1,370,586	5,553,999
	CaixaBank SA	163,583	661,726
	Repsol SA	149,808	2,287,182
TOTAL SPAIN			11,361,054
SWEDEN — (2.6%)
	AFRY AB	1,135	15,751
	Billerud Aktiebolag	22,231	189,578
	Boliden AB	31,517	926,891
Ω	Dometic Group AB	16,857	125,605
	Electrolux AB, Class B	21,015	259,561
	Essity AB, Class B	2,086	51,725
	Getinge AB, Class B	14,565	271,390
	Hexpol AB	1,912	20,742
	Holmen AB, Class B	5,250	202,234
	Husqvarna AB, Class B	34,078	334,256
	Loomis AB	7,523	219,465
*	Millicom International Cellular SA, SDR	19,342	300,327
	Pandox AB	2,525	29,774
	Saab AB, Class B	5,367	282,890
	Securitas AB, Class B	49,874	424,516
*Ω	Sinch AB	6,204	16,080
	Skandinaviska Enskilda Banken AB, Class A	71,408	865,624
	Skanska AB, Class B	37,093	591,611
	SKF AB, Class B	42,879	816,949
	SSAB AB, Class A	26,950	171,010
	SSAB AB, Class B	81,204	496,802
	Svenska Cellulosa AB SCA, Class A	318	4,220
	Svenska Cellulosa AB SCA, Class B	19,810	263,225
	Svenska Handelsbanken AB, Class A	44,022	386,511
	Swedbank AB, Class A	35,798	656,596
	Tele2 AB, Class B	47,400	356,664
	Telefonaktiebolaget LM Ericsson, Class B	202,119	1,016,754
#	Telia Co. AB	222,652	478,475
	Trelleborg AB, Class B	24,931	663,729
	Vitrolife AB	1,139	16,901
	Volvo AB, Class A	8,322	188,709
	Volvo AB, Class B	67,725	1,493,920
#*	Volvo Car AB, Class B	31,088	153,668
TOTAL SWEDEN			12,292,153
SWITZERLAND — (9.7%)
	ABB Ltd.	810	32,503
	Alcon, Inc.	19,789	1,681,192
	Baloise Holding AG	3,212	497,182
	Banque Cantonale Vaudoise	279	31,315
	Barry Callebaut AG	202	378,750
	Cie Financiere Richemont SA, Class A	29,199	4,701,997
*	DSM-Firmenich AG	12,705	1,400,460

VA International Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Holcim Ltd.	48,967	$3,411,136
	Julius Baer Group Ltd.	23,009	1,629,671
	Lonza Group AG	3,097	1,799,468
	Novartis AG, Sponsored ADR	102,431	10,745,012
	Novartis AG	14,430	1,510,780
	SIG Group AG	27,078	723,894
	Swatch Group AG	4,081	600,478
	Swiss Life Holding AG	2,592	1,648,134
	Swiss Prime Site AG	2,133	206,494
	Swiss Re AG	13,170	1,374,148
	Swisscom AG	3,536	2,273,844
#*	UBS Group AG	222,547	4,936,736
	Zurich Insurance Group AG	12,509	6,048,083
TOTAL SWITZERLAND			45,631,277
UNITED KINGDOM — (12.9%)
	3i Group PLC	52,217	1,324,806
	abrdn PLC	102,372	304,655
Ω	Airtel Africa PLC	45,493	68,025
	Anglo American PLC	44,187	1,358,829
	Associated British Foods PLC	19,761	520,050
	Aviva PLC	287,931	1,434,519
	Barclays PLC, Sponsored ADR	257,802	2,059,838
	Barclays PLC	165,688	328,777
	Barratt Developments PLC	57,563	336,951
	BP PLC, Sponsored ADR	2,325	86,719
	BP PLC	637,336	3,954,318
	British American Tobacco PLC, Sponsored ADR	3,938	132,632
	British American Tobacco PLC	99,083	3,331,973
	BT Group PLC	891,121	1,396,373
*	Dowlais Group PLC	0	1
	DS Smith PLC	134,741	535,710
	Glencore PLC	441,948	2,687,677
	HSBC Holdings PLC	16,506	137,106
#	HSBC Holdings PLC, Sponsored ADR	161,756	6,758,166
	Investec PLC	41,799	262,504
	J Sainsbury PLC	209,983	747,641
	Kingfisher PLC	200,955	633,685
	Lloyds Banking Group PLC	3,261,234	1,884,169
	Lloyds Banking Group PLC, ADR	608,371	1,393,170
	Melrose Industries PLC	50,478	343,535
	Mondi PLC	38,735	679,435
	NatWest Group PLC	159,979	502,180
#	NatWest Group PLC, Sponsored ADR	131,050	832,165
	Pearson PLC	12,532	138,623
	Pearson PLC, Sponsored ADR	23,439	258,532
	Persimmon PLC	2,987	44,408
	Shell PLC	67,665	2,050,774
	Shell PLC, ADR	290,164	17,882,807
	Standard Chartered PLC	146,778	1,409,883
	Taylor Wimpey PLC	262,338	385,075
	Tesco PLC	375,840	1,244,809
	Vodafone Group PLC	2,281,566	2,170,361
	Vodafone Group PLC, Sponsored ADR	63,098	607,001
	Whitbread PLC	1,622	72,862
TOTAL UNITED KINGDOM			60,300,744
TOTAL COMMON STOCKS			452,004,356

VA International Value Portfolio
CONTINUED
	Shares	Value»
PREFERRED STOCKS — (0.8%)
GERMANY — (0.8%)
Bayerische Motoren Werke AG, 8.345%	5,480	$615,684
Porsche Automobil Holding SE, 4.753%	7,818	461,308
Volkswagen AG, 23.026%	18,370	2,433,576
TOTAL GERMANY		3,510,568
TOTAL INVESTMENT SECURITIES (Cost $407,248,373)		455,514,924

			Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§	The DFA Short Term Investment Fund	1,184,495	13,701,050
TOTAL INVESTMENTS — (100.0%)
(Cost $420,948,827)^^			$469,215,974
As of July 31, 2023, VA International Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	37	09/15/23	$8,539,977	$8,536,825	$(3,152)
Total Futures Contracts			$8,539,977	$8,536,825	$(3,152)
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$29,319,731	—	$29,319,731
Austria	—	613,234	—	613,234
Belgium	—	2,903,180	—	2,903,180
Canada	$45,184,600	—	—	45,184,600
Denmark	—	9,946,835	—	9,946,835
Finland	134,153	2,724,478	—	2,858,631
France	437,572	49,116,386	—	49,553,958
Germany	532,548	32,795,234	—	33,327,782
Hong Kong	—	8,849,965	—	8,849,965
Ireland	3,032,712	—	—	3,032,712
Israel	—	2,733,096	—	2,733,096
Italy	955,327	8,965,426	—	9,920,753
Japan	—	97,310,913	—	97,310,913
Netherlands	1,589,589	15,330,105	—	16,919,694
New Zealand	—	1,246,771	—	1,246,771
Norway	—	3,862,091	—	3,862,091
Portugal	—	482,348	—	482,348
Singapore	—	4,352,834	—	4,352,834
Spain	781,772	10,579,282	—	11,361,054
Sweden	—	12,292,153	—	12,292,153
Switzerland	13,664,728	31,966,549	—	45,631,277
United Kingdom	30,011,030	30,289,714	—	60,300,744

VA International Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$3,510,568	—	$3,510,568
Securities Lending Collateral	—	13,701,050	—	13,701,050
Futures Contracts**	$(3,152)	—	—	(3,152)
TOTAL	$96,320,879	$372,891,943	—	$469,212,822
** Valued at the unrealized appreciation/(depreciation) on the investment.

VA International Small Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.6%)
AUSTRALIA — (6.3%)
*	A2B Australia Ltd.	9,538	$10,754
	Accent Group Ltd.	47,571	56,577
	Acrow Formwork & Construction Services Ltd.	20,637	11,375
#	Adairs Ltd.	20,861	23,894
	Adbri Ltd.	40,301	67,557
*	Ainsworth Game Technology Ltd.	11,272	8,142
#*	Alcidion Group Ltd.	58,601	4,934
*	Alkane Resources Ltd.	69,913	33,345
*	Alliance Aviation Services Ltd.	13,267	29,261
	Altium Ltd.	3,923	100,948
	Alumina Ltd.	216,352	208,846
#*	AMA Group Ltd.	91,149	8,890
	AMP Ltd.	329,173	250,483
	Ansell Ltd.	16,195	263,002
#*	Appen Ltd.	10,508	16,078
#*	Arafura Rare Earths Ltd.	349,197	67,075
	ARB Corp. Ltd.	10,123	212,521
#*	Archer Materials Ltd.	10,038	3,849
	Ardent Leisure Group Ltd.	72,872	25,274
#	ARN Media Ltd.	38,557	26,937
#*	Aroa Biosurgery Ltd.	37,311	22,585
	AUB Group Ltd.	14,944	288,675
*	Audinate Group Ltd.	9,329	59,070
#*	Aurelia Metals Ltd.	197,433	12,263
#*	Aussie Broadband Ltd.	19,735	36,593
	Austal Ltd.	26,442	39,131
*	Australian Agricultural Co. Ltd.	38,789	38,918
#	Australian Clinical Labs Ltd.	12,753	27,211
	Australian Ethical Investment Ltd.	7,530	20,971
	Australian Finance Group Ltd.	24,189	29,771
#*	Australian Strategic Materials Ltd.	13,181	13,224
	Australian Vintage Ltd.	35,719	9,962
	Auswide Bank Ltd.	4,749	18,414
	AVJennings Ltd.	30,044	8,864
#*††	AVZ Minerals Ltd.	217,167	22,770
#	Baby Bunting Group Ltd.	18,263	20,442
	Bank of Queensland Ltd.	46,098	187,331
	Bapcor Ltd.	44,195	185,933
	Base Resources Ltd.	50,358	5,933
	Beach Energy Ltd.	184,669	201,360
#	Beacon Lighting Group Ltd.	7,786	9,687
	Bega Cheese Ltd.	32,803	71,849
#	Bell Financial Group Ltd.	16,281	11,603
*	Bellevue Gold Ltd.	140,181	137,531
	Bendigo & Adelaide Bank Ltd.	4,379	27,576
*	Betmakers Technology Group Ltd.	25,815	2,605
#*	Bigtincan Holdings Ltd.	34,867	10,316
*	Boral Ltd.	37,750	110,832
*	Boss Energy Ltd.	48,844	95,982
#	Bravura Solutions Ltd.	51,427	17,289
	Breville Group Ltd.	14,849	225,917
	Brickworks Ltd.	8,205	143,128
#*	Bubs Australia Ltd.	67,202	8,831
#*	BWX Ltd.	22,565	3,031
*	Byron Energy Ltd.	58,539	3,457

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Calidus Resources Ltd.	42,740	$5,039
	Capitol Health Ltd.	65,386	10,331
	Capral Ltd.	1,923	9,696
*	Capricorn Metals Ltd.	32,506	98,069
#*	Carnarvon Energy Ltd.	150,007	14,658
	Cedar Woods Properties Ltd.	9,351	31,585
	Challenger Ltd.	21,003	101,516
	Champion Iron Ltd.	37,770	153,025
#*	City Chic Collective Ltd.	25,276	7,588
	ClearView Wealth Ltd.	24,888	8,191
	Clinuvel Pharmaceuticals Ltd.	6,591	81,350
#	Clover Corp. Ltd.	25,399	18,571
#*	Cobalt Blue Holdings Ltd.	39,534	9,707
	Codan Ltd.	9,251	46,764
#*	Cogstate Ltd.	9,666	9,208
	Collins Foods Ltd.	14,756	99,599
*	Cooper Energy Ltd.	400,748	39,101
#*	Core Lithium Ltd.	82,742	35,728
	Corporate Travel Management Ltd.	16,158	227,742
	Costa Group Holdings Ltd.	61,282	136,676
	Credit Corp. Group Ltd.	8,852	140,951
	CSR Ltd.	62,643	241,640
	Data#3 Ltd.	22,744	114,943
*	De Grey Mining Ltd.	185,313	167,587
#*	Deep Yellow Ltd.	68,231	29,769
	Dicker Data Ltd.	8,397	45,191
#	Domain Holdings Australia Ltd.	30,769	84,251
	Domino's Pizza Enterprises Ltd.	2,813	93,069
	Downer EDI Ltd.	64,500	190,682
	Eagers Automotive Ltd.	19,140	190,377
#*	Ecograf Ltd.	45,072	5,008
	Elanor Investor Group	2,855	3,231
	Elders Ltd.	16,462	80,709
#*	Electro Optic Systems Holdings Ltd.	4,620	3,727
#*	Elixir Energy Ltd.	28,233	1,632
#	Emeco Holdings Ltd.	55,197	26,560
*	Emerald Resources NL	52,850	80,800
#*	EML Payments Ltd.	30,737	15,611
	Enero Group Ltd.	7,597	9,144
#*	EnviroSuite Ltd.	65,036	4,020
	EQT Holdings Ltd.	3,389	59,602
	Estia Health Ltd.	28,335	53,053
	Euroz Hartleys Group Ltd.	14,177	10,865
	EVT Ltd.	12,918	106,296
*	Experience Co. Ltd.	24,597	3,723
#*	FleetPartners Group Ltd.	44,716	77,266
*	Fleetwood Ltd.	9,756	14,292
#*	Flight Centre Travel Group Ltd.	19,673	309,603
#*	Frontier Digital Ventures Ltd.	17,664	5,233
	G8 Education Ltd.	111,168	82,260
#*	Galan Lithium Ltd.	24,407	12,757
#	Genesis Minerals Ltd.	33,235	32,922
#*	Genetic Signatures Ltd.	11,777	4,832
	Gold Road Resources Ltd.	136,425	145,726
	GR Engineering Services Ltd.	12,539	18,310
	GrainCorp Ltd., Class A	29,924	162,885
	Grange Resources Ltd.	55,500	20,206
	GUD Holdings Ltd.	15,222	102,239
	GWA Group Ltd.	32,736	43,225

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Hansen Technologies Ltd.	27,695	$97,629
#	Harvey Norman Holdings Ltd.	37,536	95,494
#*	Hastings Technology Metals Ltd.	3,929	3,252
	Healius Ltd.	72,244	139,585
	Healthia Ltd.	12,410	8,275
	Helia Group Ltd.	41,663	108,779
#	Helloworld Travel Ltd.	7,031	13,534
#*	Highfield Resources Ltd.	24,514	8,083
	HUB24 Ltd.	9,847	186,820
	Humm Group Ltd.	49,524	14,988
	Iluka Resources Ltd.	31,483	217,452
	Imdex Ltd.	74,126	97,784
#*	Immutep Ltd.	100,112	20,595
	Infomedia Ltd.	62,093	71,676
	Inghams Group Ltd.	50,749	95,655
	Insignia Financial Ltd.	93,985	188,846
	Integral Diagnostics Ltd.	26,575	54,049
#*	Integrated Research Ltd.	11,699	3,424
	InvoCare Ltd.	16,052	131,996
*	ioneer Ltd.	191,542	37,477
	IPH Ltd.	27,369	145,691
	IRESS Ltd.	20,604	144,037
	IVE Group Ltd.	19,754	30,668
	JB Hi-Fi Ltd.	7,188	221,072
#*	Jervois Global Ltd.	90,498	3,724
	Johns Lyng Group Ltd.	22,296	79,460
	Jumbo Interactive Ltd.	3,461	35,748
	Jupiter Mines Ltd.	181,844	25,104
*	Karoon Energy Ltd.	79,446	119,709
	Kelsian Group Ltd.	19,749	92,333
#*	Kogan.com Ltd.	7,740	31,667
#*	Lark Distilling Co. Ltd.	2,994	2,978
#	Lifestyle Communities Ltd.	12,582	147,364
	Lindsay Australia Ltd.	19,804	17,983
	Link Administration Holdings Ltd.	75,202	77,460
	Lovisa Holdings Ltd.	6,999	101,182
	Lycopodium Ltd.	4,742	32,045
	MA Financial Group Ltd.	10,549	33,517
#	Maas Group Holdings Ltd.	4,565	8,233
#	Macmahon Holdings Ltd.	161,782	15,803
*	Macquarie Technology Group Ltd.	1,228	56,205
#	Mader Group Ltd.	4,057	17,485
#	Magellan Financial Group Ltd.	13,257	83,333
	Mayne Pharma Group Ltd.	8,428	27,643
	McMillan Shakespeare Ltd.	9,141	121,723
	McPherson's Ltd.	7,753	2,715
#*	Medical Developments International Ltd.	6,581	4,892
#*	Mesoblast Ltd.	59,528	45,730
*	Metals X Ltd.	120,257	25,190
	Metcash Ltd.	102,376	247,907
	Michael Hill International Ltd.	13,468	8,312
*	MMA Offshore Ltd.	42,290	37,133
	Monadelphous Group Ltd.	13,437	123,366
	Monash IVF Group Ltd.	45,202	36,600
*	Mount Gibson Iron Ltd.	74,201	23,509
	Myer Holdings Ltd.	91,183	38,959
	MyState Ltd.	14,283	34,245
*	Nanosonics Ltd.	29,690	94,638
#	Navigator Global Investments Ltd.	17,539	17,121

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Neometals Ltd.	38,972	$12,875
	Netwealth Group Ltd.	16,003	163,502
#	New Hope Corp. Ltd.	59,452	212,913
	Newcrest Mining Ltd.	5,875	105,019
	NextEd Group Ltd.	27,655	24,150
	nib holdings Ltd.	61,897	344,698
	Nick Scali Ltd.	8,501	61,204
	Nickel Industries Ltd.	156,678	87,322
	Nine Entertainment Co. Holdings Ltd.	175,251	252,733
#*	Novonix Ltd.	26,095	16,388
	NRW Holdings Ltd.	72,942	135,219
	Nufarm Ltd.	50,398	182,457
	Objective Corp. Ltd.	2,833	25,172
*	OFX Group Ltd.	28,697	40,555
#	OM Holdings Ltd.	27,595	10,195
*	Omni Bridgeway Ltd.	38,201	72,482
	oOh!media Ltd.	67,577	63,478
*	OreCorp Ltd.	14,300	4,382
	Orora Ltd.	92,424	223,251
	Pacific Current Group Ltd.	4,674	32,121
	Pact Group Holdings Ltd.	26,672	13,822
*	Paladin Energy Ltd.	350,385	174,345
#*	Panoramic Resources Ltd.	262,185	8,808
#*	Pantoro Ltd.	216,986	11,695
	Peet Ltd.	49,105	41,425
#	PeopleIN Ltd.	7,570	12,476
*	Perenti Ltd.	100,608	80,982
	Perpetual Ltd.	13,507	224,223
	Perseus Mining Ltd.	175,799	206,702
*	PEXA Group Ltd.	18,151	161,929
	Pinnacle Investment Management Group Ltd.	14,934	105,823
	Platinum Asset Management Ltd.	75,324	80,371
#*	PointsBet Holdings Ltd.	30,555	34,055
*	Poseidon Nickel Ltd.	149,711	2,618
*	PPK Group Ltd.	3,365	3,114
*	PPK Mining Equipment Group Pty Ltd.	3,365	0
#*	Praemium Ltd.	49,756	18,733
	Premier Investments Ltd.	8,535	127,256
#*	Prescient Therapeutics Ltd.	56,023	2,710
	Propel Funeral Partners Ltd.	11,096	32,806
	PSC Insurance Group Ltd.	15,632	49,399
	PWR Holdings Ltd.	9,124	56,307
#	Ramelius Resources Ltd.	120,178	103,867
*	ReadyTech Holdings Ltd.	3,553	7,879
*	Red 5 Ltd.	485,625	59,186
#*	Redbubble Ltd.	21,367	10,018
	Regal Partners Ltd.	4,358	7,389
#	Regis Healthcare Ltd.	16,349	24,835
*	Regis Resources Ltd.	94,993	108,038
#*	Reject Shop Ltd.	1,897	6,660
	Reliance Worldwide Corp. Ltd.	98,851	280,829
#*	Resolute Mining Ltd.	251,256	61,216
#*	Retail Food Group Ltd.	474,627	17,233
*	Rex Minerals Ltd.	76,926	12,949
	Ridley Corp. Ltd.	33,998	44,977
*	RPMGlobal Holdings Ltd.	21,479	23,563
#*	Rumble Resources Ltd.	37,032	4,236
*††	Salmat Ltd.	3,642	0
*	Sandfire Resources Ltd.	59,517	272,065

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Select Harvests Ltd.	21,221	$59,945
#	Servcorp Ltd.	6,297	12,475
	Service Stream Ltd.	91,018	55,703
*	Seven West Media Ltd.	118,278	30,620
	SG Fleet Group Ltd.	16,719	29,430
#*	Sierra Rutile Holdings Ltd.	31,166	4,613
	Sigma Healthcare Ltd.	177,485	93,681
*	Silver Lake Resources Ltd.	124,833	75,355
*	Silver Mines Ltd.	89,626	10,925
	Sims Ltd.	22,887	233,464
	SmartGroup Corp. Ltd.	16,202	98,589
	Solvar Ltd.	26,548	31,174
	Southern Cross Electrical Engineering Ltd.	24,152	11,203
	Southern Cross Media Group Ltd.	48,316	30,562
*††	SpeedCast International Ltd.	29,981	0
*	St Barbara Ltd.	132,585	21,514
*	Star Entertainment Group Ltd.	170,685	120,705
*	Strandline Resources Ltd.	95,581	14,124
#*	Strike Energy Ltd.	147,986	44,234
#	Sunland Group Ltd.	14,139	9,965
	Super Retail Group Ltd.	22,153	183,862
*	Superloop Ltd.	62,968	28,182
	Symbio Holdings Ltd.	4,961	7,954
#*	Syrah Resources Ltd.	81,401	38,477
	Tabcorp Holdings Ltd.	304,304	215,868
	Technology One Ltd.	16,541	175,254
#*	Temple & Webster Group Ltd.	10,506	46,647
††	Ten Sixty Four Ltd.	15,386	4,444
#	Terracom Ltd.	76,351	21,106
#*	Tietto Minerals Ltd.	59,620	20,324
#*	Tyro Payments Ltd.	50,070	47,084
*	United Malt Group Ltd.	36,500	118,308
*††	Virgin Australia Holdings Pty. Ltd.	110,192	0
Ω	Viva Energy Group Ltd.	93,938	199,298
*	Vulcan Energy Resources Ltd.	8,704	26,063
#*	Wagners Holding Co. Ltd.	8,025	4,265
*	Webjet Ltd.	52,612	279,268
*	West African Resources Ltd.	112,453	68,216
*	Westgold Resources Ltd.	73,936	82,912
#*	Widgie Nickel Ltd.	9,239	1,367
#*	Zip Co. Ltd.	41,471	12,428
TOTAL AUSTRALIA			18,639,278
AUSTRIA — (1.3%)
	Addiko Bank AG	2,352	31,919
	Agrana Beteiligungs AG	2,144	38,195
	ANDRITZ AG	8,743	461,613
	AT&S Austria Technologie & Systemtechnik AG	3,173	119,840
Ω	BAWAG Group AG	10,483	510,705
	CA Immobilien Anlagen AG	3,801	121,217
*	DO & Co. AG	1,046	141,344
	EVN AG	5,162	122,359
*	FACC AG	2,374	15,773
*	Immofinanz AG	13,319	61,944
*	Kapsch TrafficCom AG	757	8,910
*	Lenzing AG	1,793	90,261
	Mayr Melnhof Karton AG	767	117,092
	Oesterreichische Post AG	2,608	95,138
	Palfinger AG	2,888	84,634

VA International Small Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	POLYTEC Holding AG	1,603	$8,107
	Porr AG	2,323	32,384
*	Raiffeisen Bank International AG	15,462	250,011
*	Rosenbauer International AG	346	11,102
	Schoeller-Bleckmann Oilfield Equipment AG	1,398	84,724
	Semperit AG Holding	1,873	41,828
	Telekom Austria AG	17,241	131,236
	UBM Development AG	812	22,151
	UNIQA Insurance Group AG	18,957	154,845
	Vienna Insurance Group AG Wiener Versicherung Gruppe	3,745	100,164
	voestalpine AG	15,702	518,878
	Wienerberger AG	13,664	448,737
	Zumtobel Group AG	3,981	34,785
TOTAL AUSTRIA			3,859,896
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	3,042	529,661
	Ageas SA	720	30,480
*	AGFA-Gevaert NV	20,629	53,063
	Atenor	581	17,903
	Azelis Group NV	1,639	42,378
	Barco NV	8,285	192,809
	Bekaert SA	4,681	223,428
*Ω	Biocartis Group NV	5,650	2,119
#	bpost SA	9,253	44,561
	Cie d'Entreprises CFE	891	9,012
	Deceuninck NV	10,393	26,369
*	Deme Group NV	809	107,136
	Econocom Group SA	14,168	40,802
	Etablissements Franz Colruyt NV	7,323	279,109
*	Euronav NV	20,818	342,400
	EVS Broadcast Equipment SA	1,783	43,288
	Fagron	8,950	159,262
*	Galapagos NV	4,331	182,008
	Gimv NV	2,408	111,199
*	Greenyard NV	2,745	20,155
*	Hyloris Pharmaceuticals SA	768	9,927
	Immobel SA	570	22,547
	Ion Beam Applications	3,161	51,034
	Jensen-Group NV	507	17,848
#	Kinepolis Group NV	1,476	71,945
	Lotus Bakeries NV	51	408,118
	Melexis NV	2,453	264,446
*	Mithra Pharmaceuticals SA	419	792
#*	Ontex Group NV	11,107	95,189
*	Orange Belgium SA	2,344	35,688
	Proximus SADP	13,464	103,225
	Recticel SA	6,178	78,438
	Shurgard Self Storage Ltd.	3,568	162,810
	Sipef NV	638	39,763
	Tessenderlo Group SA	2,766	92,787
*	Unifiedpost Group SA	1,279	5,497
	Van de Velde NV	1,093	40,873
	VGP NV	910	97,154
	Viohalco SA	9,200	66,324
TOTAL BELGIUM			4,121,547

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (11.3%)
*	5N Plus, Inc.	13,400	$37,599
	Acadian Timber Corp.	1,400	17,836
	ADENTRA, Inc.	2,043	53,963
*	Advantage Energy Ltd.	19,181	135,277
#	Aecon Group, Inc.	10,491	87,276
	Africa Oil Corp.	44,613	105,557
	AG Growth International, Inc.	2,667	110,207
	AGF Management Ltd., Class B	7,345	43,725
*	Aimia, Inc.	12,133	30,640
#	AirBoss of America Corp.	2,200	7,992
	Alamos Gold, Inc., Class A	51,133	631,646
	Alaris Equity Partners Income	2,438	29,138
#	Algoma Central Corp.	1,600	18,419
	Altius Minerals Corp.	6,300	102,289
*	Altius Renewable Royalties Corp.	2,800	19,663
	Altus Group Ltd.	6,200	207,019
	Amerigo Resources Ltd.	14,600	17,937
	Andlauer Healthcare Group, Inc.	1,942	64,829
	Andrew Peller Ltd., Class A	4,300	13,370
*	Argonaut Gold, Inc.	45,552	19,345
*	Aritzia, Inc.	11,971	227,773
*	Ascot Resources Ltd.	51,004	21,660
	Atco Ltd., Class I	10,207	291,352
*	Athabasca Oil Corp.	58,945	151,983
*	ATS Corp.	10,714	485,874
#	Aura Minerals, Inc.	2,400	18,746
#*	Aurora Cannabis, Inc.	6,509	3,663
*	AutoCanada, Inc.	2,934	50,107
	B2Gold Corp.	158,010	550,438
	Badger Infrastructure Solutions Ltd.	3,609	87,854
#*	Ballard Power Systems, Inc.	24,100	113,752
*	Bausch Health Cos., Inc.	38,954	378,243
*	Baytex Energy Corp.	56,344	227,316
#	Birchcliff Energy Ltd.	32,513	194,291
	Bird Construction, Inc.	7,638	51,378
*	Bitfarms Ltd.	16,693	30,762
	Black Diamond Group Ltd.	4,896	22,871
#*	BlackBerry Ltd.	55,362	282,346
	BMTC Group, Inc.	850	10,346
*	Bombardier, Inc., Class B	11,648	582,992
*	Bonterra Energy Corp.	3,035	15,651
	Boralex, Inc., Class A	12,043	311,612
	Boyd Group Services, Inc.	2,853	524,148
	Bridgemarq Real Estate Services	700	8,271
	Calfrac Well Services Ltd.	3,300	13,214
	Calian Group Ltd.	1,900	91,394
*	Calibre Mining Corp.	11,681	15,148
	Canaccord Genuity Group, Inc.	12,896	81,172
#	Canacol Energy Ltd.	3,610	31,894
#*	Canada Goose Holdings, Inc.	7,172	130,828
	Canadian Western Bank	12,218	244,147
*	Canfor Corp.	8,400	132,563
*	Canfor Pulp Products, Inc.	3,143	4,815
#	Capital Power Corp.	14,199	442,989
#*	Capstone Copper Corp.	70,612	368,951
#	Cardinal Energy Ltd.	14,331	78,033
*	CareRx Corp.	3,200	5,217
	Cascades, Inc.	11,029	100,534
*	Celestica, Inc.	14,897	327,392

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	26,068	$167,246
	CES Energy Solutions Corp.	31,177	66,437
#*	Charlottes Web Holdings, Inc.	9,735	3,138
	CI Financial Corp.	26,197	331,374
	Cogeco Communications, Inc.	2,100	106,397
	Cogeco, Inc.	800	31,657
	Colliers International Group, Inc.	2,555	258,770
	Computer Modelling Group Ltd.	12,144	66,308
	Corby Spirit & Wine Ltd.	1,800	20,912
#	Corus Entertainment, Inc., Class B	27,296	30,015
	Crescent Point Energy Corp.	82,975	672,899
*	Crew Energy, Inc.	14,427	60,940
#*	Cronos Group, Inc.	25,818	50,087
	Definity Financial Corp.	6,334	159,425
*	Denison Mines Corp.	111,124	144,946
*	dentalcorp Holdings Ltd.	1,216	7,045
	Dexterra Group, Inc.	6,209	27,312
	Doman Building Materials Group Ltd.	7,152	36,719
*	Dorel Industries, Inc., Class B	3,700	16,639
	DREAM Unlimited Corp., Class A	3,325	52,170
	Dundee Precious Metals, Inc.	26,117	181,620
	Dye & Durham Ltd.	4,280	64,233
	Dynacor Group, Inc.	4,900	11,296
#	ECN Capital Corp.	23,346	46,386
	E-L Financial Corp. Ltd.	204	143,299
*	Eldorado Gold Corp.	29,634	290,585
#*,*	Endeavour Silver Corp.	25,198	88,830
	Enerflex Ltd.	18,236	147,973
*	Energy Fuels, Inc.	5,331	34,159
	Enerplus Corp.	30,676	513,154
	Enghouse Systems Ltd.	7,090	160,549
*	Ensign Energy Services, Inc.	15,950	30,239
	EQB, Inc.	3,986	235,203
#*,*	Equinox Gold Corp.	48,640	256,016
*	ERO Copper Corp.	6,989	168,014
	Evertz Technologies Ltd.	4,402	45,267
	Exchange Income Corp.	3,043	118,591
	Exco Technologies Ltd.	4,600	30,803
#	Extendicare, Inc.	7,210	39,477
#	Fiera Capital Corp.	11,800	58,524
	Finning International, Inc.	20,006	689,093
	Firm Capital Mortgage Investment Corp.	4,900	39,017
#	First Majestic Silver Corp.	32,793	218,964
#*	First Mining Gold Corp.	27,500	3,441
	First National Financial Corp.	2,280	67,588
*	Fission Uranium Corp.	56,500	26,994
*	Foraco International SA	200	273
#*,*	Fortuna Silver Mines, Inc.	49,227	175,185
#*	Freegold Ventures Ltd.	22,000	7,758
#	Freehold Royalties Ltd.	17,695	186,927
*	Frontera Energy Corp.	6,849	55,627
#*	Galiano Gold, Inc.	12,801	8,057
	Gamehost, Inc.	2,000	14,166
*	GDI Integrated Facility Services, Inc.	1,900	68,340
#	Gear Energy Ltd.	23,288	15,365
#	Gibson Energy, Inc.	19,531	318,000
	goeasy Ltd.	1,536	148,178
*	GoGold Resources, Inc.	26,229	29,637
#	GoldMoney, Inc.	1,360	9,911

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Gran Tierra Energy, Inc.	5,292	$37,606
	Guardian Capital Group Ltd., Class A	2,850	87,943
*	Haivision Systems, Inc.	3,200	9,246
	Hammond Power Solutions, Inc.	1,609	71,369
	Headwater Exploration, Inc.	31,363	176,716
*	Heroux-Devtek, Inc.	5,297	62,344
	High Liner Foods, Inc.	2,300	24,576
#	HLS Therapeutics, Inc.	2,903	13,869
	Home Capital Group, Inc.	7,497	243,447
	Hudbay Minerals, Inc.	40,440	241,046
*	IAMGOLD Corp.	69,545	189,728
	Illumin Holdings, Inc.	3,643	6,879
*	Imperial Metals Corp.	9,700	18,684
	Information Services Corp.	2,000	40,041
	Innergex Renewable Energy, Inc.	14,869	146,023
	InPlay Oil Corp.	7,900	16,176
*	Interfor Corp.	7,278	130,255
#*	Invesque, Inc.	4,300	3,612
Ω	Jamieson Wellness, Inc.	5,148	118,603
#*	Journey Energy, Inc.	2,400	11,102
*	K92 Mining, Inc.	26,045	123,050
*	Karora Resources, Inc.	15,448	53,538
	K-Bro Linen, Inc.	1,500	37,834
*	Kelt Exploration Ltd.	19,288	93,175
#	Keyera Corp.	1,703	42,632
*	Kinaxis, Inc.	651	88,395
*	Knight Therapeutics, Inc.	14,616	53,536
#	KP Tissue, Inc.	700	5,516
#	Labrador Iron Ore Royalty Corp.	7,500	180,071
#*	Largo, Inc.	1,753	8,310
	Lassonde Industries, Inc., Class A	400	37,532
#	Laurentian Bank of Canada	6,900	207,892
	Leon's Furniture Ltd.	3,400	57,266
*	Lightspeed Commerce, Inc.	16,853	296,263
	Linamar Corp.	6,105	354,267
	Logan Energy Corp.	8,972	7,552
	Logistec Corp., Class B	300	14,217
#*	Lucara Diamond Corp.	52,607	16,157
	Lundin Gold, Inc.	10,991	147,364
#*	MAG Silver Corp.	3,815	46,009
	Magellan Aerospace Corp.	2,400	14,651
*	Mainstreet Equity Corp.	600	63,306
*	Major Drilling Group International, Inc.	13,573	97,887
*	Mandalay Resources Corp.	5,300	6,793
	Maple Leaf Foods, Inc.	10,896	227,398
*	Marimaca Copper Corp.	4,300	13,663
	Martinrea International, Inc.	8,810	98,679
*	MDA Ltd.	6,100	38,534
*	MDF Commerce, Inc.	2,102	5,595
	Medical Facilities Corp.	5,100	33,068
*	MEG Energy Corp.	35,039	624,705
	Melcor Developments Ltd.	2,200	19,019
	Methanex Corp.	7,987	359,734
	Morguard Corp.	700	54,497
	MTY Food Group, Inc.	3,000	152,724
	Mullen Group Ltd.	10,788	129,752
	Neighbourly Pharmacy, Inc.	1,900	23,083
	Neo Performance Materials, Inc.	3,936	25,461
*	New Gold, Inc.	90,970	106,930

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	New Pacific Metals Corp.	4,600	$11,270
#	NFI Group, Inc.	8,237	67,463
	North American Construction Group Ltd.	3,900	94,908
	North West Co., Inc.	6,881	167,505
*	Nuvei Corp.	5,917	201,829
*	NuVista Energy Ltd.	19,160	165,497
*	Obsidian Energy Ltd.	8,219	58,684
	OceanaGold Corp.	107,853	225,742
	Onex Corp.	7,750	475,996
#	Organigram Holdings, Inc.	5,700	8,664
*	Orla Mining Ltd.	24,692	115,173
	Osisko Gold Royalties Ltd.	24,645	365,313
*	Osisko Mining, Inc.	32,517	77,430
	Paramount Resources Ltd., Class A	10,792	255,109
	Parex Resources, Inc.	13,769	305,003
	Park Lawn Corp.	5,954	104,211
	Parkland Corp.	18,876	515,470
	Pason Systems, Inc.	13,302	132,753
*	Perpetua Resources Corp.	3,100	11,718
#	Peyto Exploration & Development Corp.	23,340	201,425
	PHX Energy Services Corp.	5,500	29,405
*	Pieridae Energy Ltd.	9,300	5,078
#	Pine Cliff Energy Ltd.	23,500	27,623
	Pipestone Energy Corp.	13,596	28,045
	Pizza Pizza Royalty Corp.	4,000	45,592
	Polaris Renewable Energy, Inc.	3,600	39,204
	Pollard Banknote Ltd.	1,300	25,622
*	PolyMet Mining Corp.	1,089	2,210
#	PrairieSky Royalty Ltd.	29,509	586,532
*	Precision Drilling Corp.	2,063	136,975
	Premium Brands Holdings Corp.	6,089	495,515
	Primo Water Corp.	22,340	316,624
	Pulse Seismic, Inc.	6,700	10,416
#	Quarterhill, Inc.	10,900	12,647
#*	Real Matters, Inc.	9,299	49,011
*	RF Capital Group, Inc.	155	1,033
	Richelieu Hardware Ltd.	7,569	252,673
	Rogers Sugar, Inc.	12,650	54,393
	Russel Metals, Inc.	8,650	254,583
#	Savaria Corp.	8,482	107,484
*	Seabridge Gold, Inc.	6,527	83,224
	Secure Energy Services, Inc.	39,369	205,705
*	Shawcor Ltd.	13,242	201,846
#	Sienna Senior Living, Inc.	9,677	84,247
#*	Sierra Metals, Inc.	5,800	1,737
*	SilverCrest Metals, Inc.	4,191	24,056
Ω	Sleep Country Canada Holdings, Inc.	5,401	118,247
	SNC-Lavalin Group, Inc.	23,816	691,913
	Softchoice Corp.	2,854	32,898
#	Spartan Delta Corp.	8,972	29,529
Ω	Spin Master Corp.	3,700	98,655
	Sprott, Inc.	3,498	116,630
#	SSR Mining, Inc.	27,045	393,898
	Stelco Holdings, Inc.	5,317	193,866
	Stella-Jones, Inc.	7,165	363,833
*Ω	STEP Energy Services Ltd.	6,600	19,520
	StorageVault Canada, Inc.	15,166	56,241
*	SunOpta, Inc.	8,184	54,119
	Superior Plus Corp.	22,014	164,940

VA International Small Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Supremex, Inc.	5,800	$28,062
	Surge Energy, Inc.	12,731	79,939
#	Tamarack Valley Energy Ltd.	60,509	165,652
#*	Taseko Mines Ltd.	35,100	53,502
	TECSYS, Inc.	300	6,195
	TELUS Corp.	3,620	64,450
	TerraVest Industries, Inc.	800	20,815
	Tidewater Midstream & Infrastructure Ltd.	35,300	28,911
	Timbercreek Financial Corp.	9,652	54,604
	Topaz Energy Corp.	7,152	116,339
*	Torex Gold Resources, Inc.	13,010	182,524
	Total Energy Services, Inc.	6,761	52,500
#*	Touchstone Exploration, Inc.	7,300	7,529
	TransAlta Corp.	2,956	30,181
	TransAlta Corp.	29,463	300,517
#	TransAlta Renewables, Inc.	13,283	135,182
	Transcontinental, Inc., Class A	9,225	91,575
*††	Trevali Mining Corp.	4,900	0
	Trican Well Service Ltd.	20,474	64,280
	Tricon Residential, Inc.	27,213	254,230
	Triple Flag Precious Metals Corp.	6,273	86,312
*	Trisura Group Ltd.	6,900	176,653
*	Uni-Select, Inc.	4,655	169,093
	Vecima Networks, Inc.	1,200	16,253
	Vermilion Energy, Inc.	16,140	224,737
	VersaBank	1,000	8,767
*	Victoria Gold Corp.	6,200	40,012
*	Viemed Healthcare, Inc.	5,700	48,125
	Wajax Corp.	3,513	72,223
*	Well Health Technologies Corp.	3,593	12,861
*	Wesdome Gold Mines Ltd.	18,179	96,640
*	Western Copper & Gold Corp.	4,800	7,680
	Western Forest Products, Inc.	40,649	31,751
	Westshore Terminals Investment Corp.	4,442	102,877
	Whitecap Resources, Inc.	34,886	278,582
#*	WildBrain Ltd.	12,570	16,396
	Winpak Ltd.	4,500	138,414
*	Yangarra Resources Ltd.	8,100	11,855
#	Yellow Pages Ltd.	1,431	13,489
	Zenith Capital Corp.	1,300	195
TOTAL CANADA			33,404,776
CHINA — (0.1%)
*	AustAsia Group Ltd.	6,424	1,485
	China Gold International Resources Corp. Ltd.	43,400	174,107
*††	Hanfeng Evergreen, Inc.	2,400	0
	SIIC Environment Holdings Ltd.	58,600	9,046
TOTAL CHINA			184,638
DENMARK — (2.6%)
*	ALK-Abello AS	15,012	163,458
	Alm Brand AS	121,500	193,641
*	Ambu AS, Class B	16,417	242,213
#*	Bang & Olufsen AS	14,001	22,008
	BankNordik P/F	552	12,338
#*	Bavarian Nordic AS	10,643	228,346
*	Brodrene Hartmann AS	204	8,530
	cBrain AS	1,050	23,185

VA International Small Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Chemometec AS	1,819	$122,065
	Columbus AS	16,517	15,684
	D/S Norden AS	2,740	137,258
	Dfds AS	6,013	215,568
	FLSmidth & Co. AS	8,868	419,578
	Fluegger Group AS	86	4,310
*	GN Store Nord AS	9,944	265,155
	H Lundbeck AS	34,629	171,879
	H Lundbeck AS, Class A	6,714	30,110
#*	H+H International AS, Class B	2,539	31,753
	ISS AS	21,373	431,868
	Jeudan AS	1,628	61,035
*	Jyske Bank AS	6,030	456,137
	Matas AS	4,754	69,861
*Ω	Netcompany Group AS	4,559	211,623
*	Nilfisk Holding AS	2,589	48,762
*	NKT AS	8,648	494,114
*Ω	NNIT AS	1,779	21,413
	North Media AS	1,083	10,063
*	NTG Nordic Transport Group AS, Class A	911	56,853
	Per Aarsleff Holding AS	3,065	145,482
	Ringkjoebing Landbobank AS	3,697	526,152
	Rockwool AS, Class B	266	71,543
	Royal Unibrew AS	6,337	547,725
*	RTX AS	1,054	16,108
Ω	Scandinavian Tobacco Group AS, Class A	6,629	115,309
	Schouw & Co. AS	1,656	131,405
	SimCorp AS	3,849	412,715
	Solar AS, Class B	886	66,232
	SP Group AS	1,053	36,287
	Spar Nord Bank AS	9,335	148,432
	Sparekassen Sjaelland-Fyn AS	2,633	70,713
	Sydbank AS	6,949	333,262
*	TCM Group AS	1,034	10,537
	Tivoli AS	344	38,778
	Topdanmark AS	5,977	270,937
	TORM PLC, Class A	4,025	99,069
	UIE PLC	2,550	68,263
#	Vestjysk Bank AS	23,511	12,678
*	Zealand Pharma AS	7,077	245,591
TOTAL DENMARK			7,536,026
FINLAND — (2.0%)
	Aktia Bank Oyj	7,233	74,766
#	Alandsbanken Abp, Class B	379	14,330
	Alma Media Oyj	4,469	44,550
	Anora Group Oyj	3,880	20,140
	Aspo Oyj	2,685	20,272
	Atria Oyj	2,491	26,242
	Bittium Oyj	4,078	17,862
	Cargotec Oyj, Class B	4,700	224,473
	Caverion Oyj	2,670	25,137
#	Citycon Oyj	9,483	58,867
	Digia Oyj	2,833	18,126
Ω	Enento Group Oyj	1,937	46,996
	eQ Oyj	761	14,273
*	Finnair Oyj	104,522	64,711
	Fiskars Oyj Abp	4,519	80,551
	F-Secure Oyj	12,707	31,306

VA International Small Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Gofore Oyj	378	$8,976
	Harvia Oyj	1,373	35,912
*	HKScan Oyj, Class A	1,550	1,260
	Huhtamaki Oyj	10,723	381,176
*	Incap Oyj	2,671	31,501
#	Kamux Corp.	4,139	23,810
	Kemira Oyj	13,667	214,376
	Kesko Oyj, Class A	1,009	20,212
	Kesko Oyj, Class B	8,814	176,357
	Kojamo Oyj	14,800	144,599
	Konecranes Oyj	10,027	364,448
#	Lassila & Tikanoja Oyj	5,782	62,074
	Marimekko Oyj	3,250	32,164
	Metsa Board Oyj, Class B	16,960	136,831
	Musti Group Oyj	2,233	43,804
	Nokian Renkaat Oyj	17,159	159,599
	Olvi Oyj, Class A	1,985	63,180
	Oma Saastopankki Oyj	486	11,685
	Oriola Oyj, Class A	5,827	7,610
	Oriola Oyj, Class B	16,336	19,894
	Orion Oyj, Class A	1,152	44,932
	Orion Oyj, Class B	5,241	201,417
	Outokumpu Oyj	48,047	248,578
*	Pihlajalinna Oyj	3,541	33,625
	Ponsse Oyj	1,180	41,381
	Puuilo Oyj	5,462	44,652
*	QT Group Oyj	1,364	113,135
	Raisio Oyj, Class V	14,595	30,854
	Rapala VMC Oyj	3,058	10,676
	Remedy Entertainment Oyj	434	11,926
	Revenio Group Oyj	2,457	86,919
Ω	Rovio Entertainment Oyj	1,836	18,575
	Sanoma Oyj	9,599	75,945
	Scanfil Oyj	1,067	12,295
	Taaleri Oyj	1,518	16,218
#	Talenom Oyj	2,896	21,197
*	Teleste Oyj	1,530	5,999
Ω	Terveystalo Oyj	10,943	88,827
	TietoEVRY Oyj	10,516	268,290
	Tokmanni Group Corp.	6,314	97,508
	Uponor Oyj	7,815	247,298
	Vaisala Oyj, Class A	2,601	105,472
	Valmet Oyj	20,218	536,297
#	Verkkokauppa.com Oyj	1,520	4,435
	Wartsila Oyj Abp	51,266	644,047
#*	WithSecure Oyj	12,707	14,018
	YIT Oyj	16,492	39,792
TOTAL FINLAND			5,786,378
FRANCE — (4.9%)
	ABC arbitrage	1,520	9,931
	AKWEL	1,182	21,281
Ω	ALD SA	16,734	177,790
#	Altamir	1,905	57,590
	Alten SA	3,426	493,460
	Arkema SA	4,472	482,256
	Assystem SA	1,109	55,798
*	Atos SE	14,292	148,457
	Aubay	541	25,403

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Axway Software SA	1,111	$29,180
*	Bastide le Confort Medical	266	8,046
	Beneteau SA	5,853	95,560
	Bigben Interactive	2,306	12,006
	Boiron SA	776	42,939
	Bonduelle SCA	2,134	25,400
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	23	1,365
#*	Casino Guichard Perrachon SA	4,112	10,719
	Catana Group	3,304	26,771
	CBo Territoria	2,250	8,833
#	Cegedim SA	865	20,348
*	CGG SA	82,253	57,870
	Chargeurs SA	2,233	27,456
	Cie des Alpes	3,270	48,088
	Cie Plastic Omnium SA	5,205	101,366
	Clariane SE	7,016	54,632
	Coface SA	14,551	213,156
#*	DBV Technologies SA	1,409	4,506
	Derichebourg SA	13,913	85,780
*	Ekinops SAS	2,101	18,496
	Electricite de Strasbourg SA	132	13,495
*Ω	Elior Group SA	16,226	41,354
	Elis SA	22,514	465,142
	Equasens	558	51,359
	Eramet SA	895	75,356
	Etablissements Maurel et Prom SA	8,900	41,975
	Eurazeo SE	5,484	334,852
Ω	Euronext NV	973	74,059
#	Eutelsat Communications SA	19,197	129,314
	Exclusive Networks SA	1,870	39,910
	Exel Industries, Class A	184	10,886
#	Fnac Darty SA	2,333	81,348
*	Forvia	20,074	504,437
*	Gaumont SA	20	2,140
	Gaztransport Et Technigaz SA	2,875	350,644
#*	Genfit SA	233	853
*	GL Events	1,343	27,192
	Groupe Crit	446	38,455
	Guerbet	934	21,938
	Guillemot Corp.	785	6,082
*	Haulotte Group SA	1,014	3,380
*	ID Logistics Group	394	112,982
	Imerys SA	4,620	160,430
	Infotel SA	414	24,022
	Interparfums SA	1,769	127,684
	IPSOS	6,081	303,989
#	Jacquet Metals SACA	2,005	40,005
*	JCDecaux SE	7,386	138,408
	Kaufman & Broad SA	1,984	54,618
#	La Francaise De L'energie SACA	358	17,818
Ω	La Francaise des Jeux SAEM	5,390	205,776
	Laurent-Perrier	396	53,565
	Lectra	1,239	39,461
	Linedata Services	112	7,046
	LISI	1,065	27,838
#	LNA Sante SA	809	26,047
*	Lumibird	1,349	22,849
#Ω	Maisons du Monde SA	3,427	35,983
	Manitou BF SA	1,600	46,184

VA International Small Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Mersen SA	3,050	$143,554
	Metropole Television SA	2,785	39,340
#*	Nacon SA	1,499	3,268
Ω	Neoen SA	4,520	148,623
	Nexans SA	3,196	283,742
	Nexity SA	5,490	92,959
	NRJ Group	2,200	16,639
*	Pierre Et Vacances SA	9,298	15,810
	Quadient SA	4,783	106,634
#*††	Recylex SA	1,750	0
	Rexel SA	28,213	680,561
	Robertet SA	35	31,896
	Rothschild & Co.	3,788	160,922
	Rubis SCA	11,758	289,933
	Samse SACA	132	27,428
	Savencia SA	669	39,877
	SCOR SE	20,315	607,123
	SEB SA	3,205	358,787
	Seche Environnement SA	536	68,630
	SES SA	39,266	254,385
*	SES-imagotag SA	68	8,794
*Ω	SMCP SA	4,479	33,607
	Societe BIC SA	3,290	201,133
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	291	35,211
	Societe LDC SA	291	40,611
	Societe pour l'Informatique Industrielle	1,315	76,927
*	SOITEC	2,916	573,099
	Sopra Steria Group SACA	2,094	455,309
	SPIE SA	16,615	498,748
	Stef SA	521	63,155
	Sword Group	975	45,564
	Synergie SE	1,041	37,721
	Technip Energies NV	16,797	382,837
#	Television Francaise 1	4,704	38,468
	Thermador Groupe	904	80,126
	Tikehau Capital SCA	3,602	91,667
	Totalenergies EP Gabon	172	34,025
	Trigano SA	1,128	165,174
*	Ubisoft Entertainment SA	9,682	325,622
	Valeo	26,631	601,972
*	Vallourec SA	18,290	238,619
#*	Vantiva SA	25,714	5,419
Ω	Verallia SA	8,945	396,491
	Vetoquinol SA	158	16,031
	Vicat SA	2,494	84,777
	VIEL & Cie SA	4,347	36,825
	Virbac SA	408	125,669
*	Voltalia SA	3,207	55,723
	Wavestone	1,019	60,495
*Ω	X-Fab Silicon Foundries SE	8,082	97,962
*	Xilam Animation SA	375	10,306
TOTAL FRANCE			14,411,557
GERMANY — (5.8%)
	1&1 AG	5,226	59,580
	7C Solarparken AG	8,665	36,208
	Adesso SE	441	51,506
#*Ω	ADLER Group SA	7,320	5,406
*	Adtran Networks SE	2,521	55,419

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	283	$12,166
	Allgeier SE	979	25,976
	AlzChem Group AG	417	8,866
	Amadeus Fire AG	912	108,307
	Atoss Software AG	673	163,414
	Aurubis AG	4,672	439,786
#*Ω	Auto1 Group SE	9,200	99,141
	Basler AG	1,859	30,483
#	BayWa AG	2,351	98,526
	Bechtle AG	10,890	479,308
Ω	Befesa SA	6,587	252,443
	Bertrandt AG	899	47,210
	Bijou Brigitte AG	711	35,888
	Bilfinger SE	4,196	151,913
*	Borussia Dortmund GmbH & Co. KGaA	11,253	53,737
	CANCOM SE	5,777	166,336
*	CECONOMY AG	24,503	73,422
	CENIT AG	1,323	18,320
	Cewe Stiftung & Co. KGAA	855	88,368
#*	Cherry SE	1,249	6,200
	CompuGroup Medical SE & Co. KgaA	4,471	227,063
	CropEnergies AG	3,203	32,223
	CTS Eventim AG & Co. KGaA	7,837	534,844
	Dermapharm Holding SE	2,329	113,767
	Deutsche Beteiligungs AG	1,665	55,474
	Deutsche EuroShop AG	968	23,597
Ω	Deutsche Pfandbriefbank AG	17,167	142,879
	Deutz AG	9,704	53,395
#	DIC Asset AG	5,249	25,855
*	Dr Hoenle AG	579	14,387
	Draegerwerk AG & Co. KGaA	432	19,179
	Duerr AG	7,939	247,701
Ω	DWS Group GmbH & Co. KGaA	4,743	166,512
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,721	107,689
	EDAG Engineering Group AG	1,225	14,622
	Elmos Semiconductor SE	1,344	119,707
	ElringKlinger AG	4,625	39,662
#*	Encavis AG	13,060	218,987
	Energiekontor AG	841	73,039
*	Evotec SE	3,283	86,480
	Fabasoft AG	270	5,442
	Fielmann AG	3,707	190,455
*	flatexDEGIRO AG	7,688	75,786
*	Fraport AG Frankfurt Airport Services Worldwide	5,454	288,162
	Freenet AG	16,296	403,378
	FUCHS SE	4,442	146,616
	GEA Group AG	1,909	81,021
	Gerresheimer AG	5,314	629,410
	Gesco SE	1,167	29,143
	GFT Technologies SE	2,864	83,113
#*	Global Fashion Group SA	18,946	10,923
*	Grand City Properties SA	11,190	92,284
	GRENKE AG	3,229	89,058
	H&R GmbH & Co. KGaA	1,853	10,734
	Hamburger Hafen und Logistik AG	3,321	43,651
	Hawesko Holding SE	351	14,397
#*	Heidelberger Druckmaschinen AG	33,592	53,530
*	HelloFresh SE	19,635	559,894
	Hensoldt AG	6,422	218,348

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Hochtief AG	3,150	$310,291
	Hornbach Holding AG & Co. KGaA	940	76,032
	Hugo Boss AG	8,152	658,262
*	Hypoport SE	95	19,822
	Indus Holding AG	2,484	66,477
	Init Innovation in Traffic Systems SE	627	21,445
Ω	Instone Real Estate Group SE	5,460	37,941
	IVU Traffic Technologies AG	1,884	31,067
	Jenoptik AG	8,541	276,256
Ω	JOST Werke SE	1,984	115,599
	K&S AG	18,643	355,958
	KION Group AG	3,719	155,837
	Kloeckner & Co. SE	7,673	81,267
	Knaus Tabbert AG	430	28,335
*	Koenig & Bauer AG	2,538	48,708
	Kontron AG	6,182	134,454
	KPS AG	2,106	4,396
	Krones AG	2,141	257,996
	KSB SE & Co. KGaA	31	22,187
	KWS Saat SE & Co. KGaA	1,789	112,628
	Lanxess AG	10,132	341,714
*	LEG Immobilien SE	2,635	186,301
	Leifheit AG	1,317	27,577
*	LPKF Laser & Electronics SE	1,120	9,891
*	Manz AG	726	13,486
*	Medigene AG	1,273	2,684
*	Medios AG	1,906	36,729
*	METRO AG	16,815	146,210
	MLP SE	11,878	71,268
	Mutares SE & Co. KGaA	1,320	31,858
#*	Nagarro SE	902	85,452
	Nemetschek SE	890	64,764
	New Work SE	362	42,628
	Nexus AG	1,284	82,078
	Norma Group SE	4,726	83,383
	OHB SE	819	28,506
	PATRIZIA SE	7,041	72,041
	Pfeiffer Vacuum Technology AG	570	94,381
	PNE AG	8,475	124,124
	ProSiebenSat.1 Media SE	29,844	296,688
	PSI Software AG	1,437	44,461
*	PVA TePla AG	3,537	83,313
	Rational AG	46	34,434
	RTL Group SA	2,860	123,538
	SAF-Holland SE	3,326	47,527
	Salzgitter AG	4,793	166,104
Ω	Scout24 SE	664	43,894
	Secunet Security Networks AG	206	47,264
*	Serviceware SE	548	5,044
#*	SGL Carbon SE	9,673	80,931
	Siltronic AG	2,333	205,380
	Sixt SE	1,909	230,190
#*	SMA Solar Technology AG	1,406	134,046
#	SNP Schneider-Neureither & Partner SE	344	12,671
	Software AG	7,445	255,608
	Stabilus SE	3,966	226,109
	STRATEC SE	618	34,687
	Stroeer SE & Co. KGaA	4,913	237,600
	Suedzucker AG	9,862	170,734

VA International Small Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SUESS MicroTec SE	3,604	$89,916
	Surteco Group SE	1,107	21,525
*	SUSE SA	639	7,527
	Synlab AG	3,030	30,009
*	TAG Immobilien AG	24,505	275,450
	Takkt AG	5,920	85,053
*Ω	TeamViewer SE	19,494	331,371
	Technotrans SE	1,129	33,036
	thyssenkrupp AG	70,904	563,713
	United Internet AG	2,612	39,104
	USU Software AG	362	8,762
	Varta AG	678	15,386
#	VERBIO Vereinigte BioEnergie AG	3,420	166,713
*	Vitesco Technologies Group AG, Class A	2,833	242,289
	Vossloh AG	1,662	74,531
	Wacker Chemie AG	1,494	232,149
	Wacker Neuson SE	3,888	100,849
	Washtec AG	1,525	58,663
*	Westwing Group SE	1,156	10,211
	Wuestenrot & Wuerttembergische AG	4,248	73,517
	Zeal Network SE	1,425	54,870
TOTAL GERMANY			17,265,236
HONG KONG — (2.1%)
*	Aceso Life Science Group Ltd.	202,400	3,519
	Aeon Credit Service Asia Co. Ltd.	12,000	8,542
#*	Aidigong Maternal & Child Health Ltd.	248,000	11,482
	Allied Group Ltd.	206,000	44,436
	Analogue Holdings Ltd.	46,000	8,330
	APAC Resources Ltd.	11,823	1,726
#*	Apollo Future Mobility Group Ltd.	412,000	6,915
	Asia Financial Holdings Ltd.	54,874	23,614
*	Asia Standard International Group Ltd.	98,940	7,723
	ASMPT Ltd.	32,800	319,934
	Associated International Hotels Ltd.	28,000	28,945
	Bank of East Asia Ltd.	123,536	189,669
*	BOCOM International Holdings Co. Ltd.	44,000	2,301
	Bright Smart Securities & Commodities Group Ltd.	114,000	27,587
*††	Brightoil Petroleum Holdings Ltd.	248,000	0
*††	Burwill Holdings Ltd.	302,000	0
	Cafe de Coral Holdings Ltd.	42,000	55,196
*	Central Wealth Group Holdings Ltd.	910,000	3,385
*	Century City International Holdings Ltd.	183,340	6,002
	Chen Hsong Holdings	30,000	6,561
	Chevalier International Holdings Ltd.	4,000	3,650
	China Baoli Technologies Holdings Ltd.	1,450	137
*	China Energy Development Holdings Ltd.	652,000	6,175
	China Motor Bus Co. Ltd.	2,400	21,133
#*	China Star Entertainment Ltd.	180,000	18,515
*	Chinese Estates Holdings Ltd.	61,500	17,491
	Chow Sang Sang Holdings International Ltd.	49,000	57,150
	Chuang's Consortium International Ltd.	100,000	7,446
	CITIC Telecom International Holdings Ltd.	196,000	78,723
#	CMBC Capital Holdings Ltd.	46,500	6,262
*	C-Mer Eye Care Holdings Ltd.	52,000	27,107
	Convenience Retail Asia Ltd.	50,000	5,531
#††	Convoy, Inc.	516,000	2,071
*	Cowell e Holdings, Inc.	27,000	50,625
Ω	Crystal International Group Ltd.	51,000	18,514

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	CSC Holdings Ltd.	1,321,250	$5,631
	CSI Properties Ltd.	859,543	14,900
	Dah Sing Banking Group Ltd.	52,928	39,652
	Dah Sing Financial Holdings Ltd.	17,806	43,992
	Dickson Concepts International Ltd.	14,500	8,146
	Dynamic Holdings Ltd.	10,000	14,396
	Eagle Nice International Holdings Ltd.	20,000	11,545
	EC Healthcare	47,000	28,177
*††	EcoGreen International Group Ltd.	38,000	1,736
	Emperor International Holdings Ltd.	140,333	9,805
*	ENM Holdings Ltd.	144,000	9,809
*	Esprit Holdings Ltd.	195,875	14,359
	EuroEyes International Eye Clinic Ltd., Class C	8,000	5,040
	Fairwood Holdings Ltd.	10,500	15,071
	Far East Consortium International Ltd.	199,803	47,230
	First Pacific Co. Ltd.	302,000	109,494
*Ω	FIT Hon Teng Ltd.	153,000	26,791
*Ω	Fosun Tourism Group	14,600	15,784
*Ω	Frontage Holdings Corp.	90,000	26,780
	FSE Lifestyle Services Ltd.	14,000	10,884
	Giordano International Ltd.	160,000	56,929
	Glorious Sun Enterprises Ltd.	72,000	7,834
*	Gold Fin Holdings	88,000	0
*	GR Properties Ltd.	96,000	11,205
	Great Eagle Holdings Ltd.	28,630	53,466
	G-Resources Group Ltd.	42,950	9,242
	Guotai Junan International Holdings Ltd.	322,400	27,819
*	Haitong International Securities Group Ltd.	321,410	30,157
	Hang Lung Group Ltd.	90,000	140,741
	Hanison Construction Holdings Ltd.	27,198	3,846
*	Harbour Centre Development Ltd.	13,500	12,511
	HK Electric Investments & HK Electric Investments Ltd.	170,000	105,881
	HKBN Ltd.	100,500	54,901
	HKR International Ltd.	100,386	25,175
	Hong Kong Ferry Holdings Co. Ltd.	23,000	15,097
	Hong Kong Technology Venture Co. Ltd.	82,000	48,724
*	Hongkong & Shanghai Hotels Ltd.	59,883	53,598
	Hongkong Chinese Ltd.	90,000	5,135
Ω	Honma Golf Ltd.	30,500	12,985
	Hutchison Telecommunications Hong Kong Holdings Ltd.	162,000	24,714
	Hysan Development Co. Ltd.	68,000	160,681
*	IGG, Inc.	95,000	48,415
Ω	Impro Precision Industries Ltd.	88,000	30,414
	International Housewares Retail Co. Ltd.	41,000	13,890
#*	IRC Ltd.	614,000	7,324
*	ITC Properties Group Ltd.	1,760	193
	Jacobson Pharma Corp. Ltd.	56,000	6,984
	Johnson Electric Holdings Ltd.	55,120	75,988
	K Wah International Holdings Ltd.	109,000	35,701
	Karrie International Holdings Ltd.	136,000	12,206
	Kerry Logistics Network Ltd.	53,000	65,440
	Kerry Properties Ltd.	63,000	136,204
	Kowloon Development Co. Ltd.	41,000	43,187
*	KRP Development Holdings Ltd.	34,000	4,635
*	Lai Sun Development Co. Ltd.	45,912	8,067
*	Lai Sun Garment International Ltd.	20,400	3,535
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	136,500	18,434
*††	Lerthai Group Ltd.	24,000	0
	Lippo China Resources Ltd.	58,600	4,957

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Liu Chong Hing Investment Ltd.	30,000	$23,449
	L'Occitane International SA	41,250	126,744
	Luk Fook Holdings International Ltd.	34,000	89,770
	Lung Kee Bermuda Holdings	26,000	6,349
*	Magnificent Hotel Investment Ltd.	336,000	4,790
	Man Wah Holdings Ltd.	158,000	137,119
*	Mason Group Holdings Ltd.	2,829,598	11,979
	MECOM Power & Construction Ltd.	159,750	21,171
*††	MH Development NPV	40,000	0
	Miramar Hotel & Investment	21,000	30,364
	Modern Dental Group Ltd.	43,000	17,423
#*	Mongolian Mining Corp.	48,000	14,896
*	NagaCorp Ltd.	144,547	91,052
*††	NewOcean Energy Holdings Ltd.	110,000	99
	Nissin Foods Co. Ltd.	28,000	22,310
	NWS Holdings Ltd.	179,000	205,303
	Oriental Watch Holdings	39,606	22,793
*	Oshidori International Holdings Ltd.	700,200	20,607
*††	Pacific Andes International Holdings Ltd.	126,000	0
	Pacific Basin Shipping Ltd.	536,000	174,506
	Pacific Textiles Holdings Ltd.	114,000	28,424
*	Paliburg Holdings Ltd.	26,000	4,075
	PC Partner Group Ltd.	34,000	16,947
	PCCW Ltd.	452,286	231,254
	Pentamaster International Ltd.	94,000	12,054
	Perfect Medical Health Management Ltd.	60,000	33,558
	Pico Far East Holdings Ltd.	96,000	16,786
	Plover Bay Technologies Ltd.	40,000	12,627
	Public Financial Holdings Ltd.	70,000	18,054
#*	Realord Group Holdings Ltd.	54,000	40,651
*	Regal Hotels International Holdings Ltd.	29,000	11,505
Ω	Regina Miracle International Holdings Ltd.	43,000	16,016
*	Sa Sa International Holdings Ltd.	124,000	22,686
*Ω	Samsonite International SA	111,600	332,584
	SEA Holdings Ltd.	40,046	11,123
*	Shangri-La Asia Ltd.	116,000	96,798
*	Shin Hwa World Ltd.	133,200	1,367
*	Shun Ho Property Investments Ltd.	5,544	880
*	Shun Tak Holdings Ltd.	190,000	31,842
	Singamas Container Holdings Ltd.	194,000	16,698
	SITC International Holdings Co. Ltd.	105,000	230,071
#*	SJM Holdings Ltd.	252,499	117,224
	SmarTone Telecommunications Holdings Ltd.	43,000	26,010
	Solomon Systech International Ltd.	200,000	11,488
	Soundwill Holdings Ltd.	4,000	3,088
	Stella International Holdings Ltd.	55,000	54,041
	Sun Hung Kai & Co. Ltd.	74,464	27,729
	SUNeVision Holdings Ltd.	89,000	46,257
	TAI Cheung Holdings Ltd.	37,000	17,257
#*	Television Broadcasts Ltd.	43,600	27,485
	Texhong International Group Ltd.	35,000	25,823
	Texwinca Holdings Ltd.	112,000	17,840
*	Theme International Holdings Ltd.	380,000	42,495
*	TOM Group Ltd.	58,000	5,589
*	Tongda Group Holdings Ltd.	780,000	9,644
	Town Health International Medical Group Ltd.	330,000	13,573
	Tradelink Electronic Commerce Ltd.	58,000	6,851
	Transport International Holdings Ltd.	29,901	38,490
	United Laboratories International Holdings Ltd.	131,000	105,074

VA International Small Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Untrade.Genting Hk	186,000	$1,855
	Upbest Group Ltd.	148,000	11,229
	Value Partners Group Ltd.	150,000	56,799
	Vesync Co. Ltd.	10,000	4,234
	Vitasoy International Holdings Ltd.	80,000	106,363
*Ω	VPower Group International Holdings Ltd., Class H	25,119	833
	VSTECS Holdings Ltd.	79,600	40,395
	VTech Holdings Ltd.	18,300	114,125
*	Wai Kee Holdings Ltd.	52,000	10,050
*	Wang On Group Ltd.	260,000	1,913
#*	Wealthking Investments Ltd.	116,000	3,182
	Wing On Co. International Ltd.	14,000	23,652
	Wing Tai Properties Ltd.	56,000	23,801
	Yue Yuen Industrial Holdings Ltd.	93,000	124,607
*	Yunfeng Financial Group Ltd.	54,000	8,585
*	Zensun Enterprises Ltd.	48,000	3,966
*	Zhaobangji Properties Holdings Ltd.	192,000	8,254
TOTAL HONG KONG			6,258,359
IRELAND — (0.5%)
	Bank of Ireland Group PLC	84,407	890,562
	Cairn Homes PLC	51,549	61,893
*	Dalata Hotel Group PLC	12,777	59,776
	FBD Holdings PLC	4,062	57,687
	Glanbia PLC	19,026	295,168
*Ω	Glenveagh Properties PLC	32,954	38,914
	Irish Continental Group PLC	11,766	63,028
	Kenmare Resources PLC	255	1,380
*	Permanent TSB Group Holdings PLC	10,745	26,936
TOTAL IRELAND			1,495,344
ISRAEL — (1.1%)
	Adgar Investment & Development Ltd.	8,764	11,611
*	Afcon Holdings Ltd.	210	5,378
*	AFI Properties Ltd.	1,537	62,357
	Africa Israel Residences Ltd.	738	36,153
*	Allot Ltd.	3,228	8,003
	Alrov Properties & Lodgings Ltd.	854	38,007
	Arad Ltd.	1,518	23,875
*	Argo Properties NV	489	7,448
	Ashtrom Group Ltd.	1,333	20,080
	AudioCodes Ltd.	3,526	35,401
	Aura Investments Ltd.	17,282	37,515
	Automatic Bank Services Ltd.	824	3,406
*	Azorim-Investment Development & Construction Co. Ltd.	17,951	62,397
*	Bet Shemesh Engines Holdings 1997 Ltd.	859	23,321
#*	BioLine RX Ltd.	55,677	5,670
	Blue Square Real Estate Ltd.	659	40,275
*	Brack Capital Properties NV	398	43,738
*	Brainsway Ltd., ADR	1,000	2,410
*	Camtek Ltd.	1,570	72,566
	Carasso Motors Ltd.	2,736	12,455
*	Cellcom Israel Ltd.	9,478	33,120
*	Clal Insurance Enterprises Holdings Ltd.	5,946	90,572
	Danel Adir Yeoshua Ltd.	595	46,967
	Delek Automotive Systems Ltd.	6,324	45,800
	Delta Galil Ltd.	1,096	43,242
	Dor Alon Energy in Israel 1988 Ltd.	633	12,359

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Doral Group Renewable Energy Resources Ltd.	6,320	$13,763
	Electra Consumer Products 1970 Ltd.	917	22,904
	Electra Real Estate Ltd.	2,747	34,485
*	Ellomay Capital Ltd.	458	7,826
	Elron Ventures Ltd.	1,931	2,521
*	Equital Ltd.	2,724	82,134
	FMS Enterprises Migun Ltd.	605	19,106
	Formula Systems 1985 Ltd.	1,099	79,749
	Fox Wizel Ltd.	738	61,574
	Gav-Yam Lands Corp. Ltd.	11,901	85,445
*	Gilat Satellite Networks Ltd.	6,085	38,275
*	Hagag Group Real Estate Development	1,534	5,763
*	Hamat Group Ltd.	1,543	6,046
	Hilan Ltd.	1,842	90,208
	IDI Insurance Co. Ltd.	960	19,847
*	IES Holdings Ltd.	375	26,022
	Ilex Medical Ltd.	584	12,080
	Inrom Construction Industries Ltd.	12,208	44,513
	Isracard Ltd.	18,363	76,152
	Israel Canada T.R Ltd.	14,745	36,509
	Israel Land Development Co. Ltd.	2,893	27,251
	Isras Investment Co. Ltd.	192	39,358
	Issta Ltd.	883	19,043
*	Kamada Ltd.	3,545	17,748
	Kardan Real Estate Enterprise & Development Ltd.	6,298	6,742
	Kenon Holdings Ltd.	587	15,433
	Kerur Holdings Ltd.	747	17,204
	Klil Industries Ltd.	43	2,146
	Lahav L.R. Real Estate Ltd.	6,763	6,539
	Lapidoth Capital Ltd.	1,304	23,466
	Levinstein Properties Ltd.	555	11,530
	M Yochananof & Sons Ltd.	507	23,050
	Magic Software Enterprises Ltd.	2,800	35,439
	Malam - Team Ltd.	1,290	22,111
	Matrix IT Ltd.	4,254	85,029
	Max Stock Ltd.	6,828	14,980
	Maytronics Ltd.	3,730	50,804
	Mediterranean Towers Ltd.	10,111	23,278
	Mega Or Holdings Ltd.	3,618	79,804
*	Mehadrin Ltd.	58	2,368
*	Meitav Investment House Ltd.	3,065	11,239
	Menora Mivtachim Holdings Ltd.	3,498	74,661
	Meshulam Levinstein Contracting & Engineering Ltd.	119	9,536
	Migdal Insurance & Financial Holdings Ltd.	28,874	35,707
*	Mivtach Shamir Holdings Ltd.	1,009	27,029
	Naphtha Israel Petroleum Corp. Ltd.	5,642	27,925
	Nawi Brothers Ltd.	3,445	23,874
*	Nayax Ltd.	560	12,336
*	Neto Malinda Trading Ltd.	862	15,357
*	Neto ME Holdings Ltd.	211	4,469
	Novolog Ltd.	34,768	19,213
	Oil Refineries Ltd.	202,779	64,821
	One Software Technologies Ltd.	4,143	55,010
	Palram Industries 1990 Ltd.	847	6,667
*	Partner Communications Co. Ltd.	18,545	79,127
*	Paz Oil Co. Ltd.	1,014	110,228
*	Perion Network Ltd.	3,977	143,790
	Plasson Industries Ltd.	468	20,751
	Prashkovsky Investments & Construction Ltd.	540	12,536

VA International Small Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Priortech Ltd.	1,206	$29,326
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,016	61,369
	Raval Ics Ltd.	2,775	3,213
	Retailors Ltd.	1,655	35,791
	Sano-Brunos Enterprises Ltd.	278	15,890
*	Scope Metals Group Ltd.	872	30,622
	Summit Real Estate Holdings Ltd.	3,085	42,752
	Tadiran Group Ltd.	324	26,041
Ω	Tamar Petroleum Ltd.	7,885	33,763
*	Tel Aviv Stock Exchange Ltd.	10,261	54,646
	Telsys Ltd.	526	35,788
	Tiv Taam Holdings 1 Ltd.	7,339	11,710
	Turpaz Industries Ltd.	2,865	8,923
	Victory Supermarket Chain Ltd.	648	6,390
	YD More Investments Ltd.	996	2,411
	YH Dimri Construction & Development Ltd.	721	50,940
TOTAL ISRAEL			3,316,222
ITALY — (4.1%)
	A2A SpA	215,174	410,543
	ACEA SpA	5,746	70,399
*	Aeffe SpA	7,022	8,968
	Amplifon SpA	2,036	68,882
Ω	Anima Holding SpA	28,709	110,621
	Aquafil SpA	3,880	15,731
	Arnoldo Mondadori Editore SpA	22,214	52,337
	Ascopiave SpA	9,023	22,661
*	Avio SpA	1,784	17,781
	Azimut Holding SpA	14,086	332,607
	Banca Generali SpA	7,319	274,174
	Banca IFIS SpA	3,794	67,005
	Banca Mediolanum SpA	22,897	222,488
	Banca Popolare di Sondrio SPA	70,355	339,867
	Banca Profilo SpA	12,870	2,984
Ω	Banca Sistema SpA	3,568	4,712
	Banco BPM SpA	201,502	1,008,325
	Banco di Desio e della Brianza SpA	5,000	18,692
	BasicNet SpA	3,725	19,728
Ω	BFF Bank SpA	6,254	70,591
	Biesse SpA	2,760	37,195
	BPER Banca	148,501	513,859
	Brembo SpA	20,309	287,467
	Brunello Cucinelli SpA	4,707	397,979
	Buzzi SpA	13,612	386,815
	Cairo Communication SpA	12,430	23,825
Ω	Carel Industries SpA	5,206	149,008
	Cementir Holding NV	6,965	65,736
*	CIR SpA-Compagnie Industriali	101,938	45,362
	Credito Emiliano SpA	13,446	114,951
	d'Amico International Shipping SA	14,895	61,721
	Danieli & C Officine Meccaniche SpA	8,735	178,230
	Datalogic SpA	2,601	19,349
	De' Longhi SpA	8,889	225,554
#	Digital Bros SpA	371	5,734
Ω	doValue SpA	7,910	39,514
	El.En. SpA	6,127	72,790
	Elica SpA	3,365	9,498
	Emak SpA	17,016	19,731
Ω	Enav SpA	24,013	103,254

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	ERG SpA	3,659	$105,180
	Esprinet SpA	3,078	18,103
*	Eurotech SpA	5,018	17,033
	Fila SpA	1,845	16,432
*	Fincantieri SpA	58,307	33,461
	FNM SpA	21,790	10,282
*	Garofalo Health Care SpA	3,478	15,911
*	Geox SpA	8,460	7,672
	GPI SpA	785	9,444
	Gruppo MutuiOnline SpA	3,819	136,742
	Hera SpA	110,093	341,845
	IMMSI SpA	26,564	14,051
	Interpump Group SpA	9,210	501,105
	Iren SpA	72,748	147,424
	Italgas SpA	62,966	370,986
	Italmobiliare SpA	1,795	49,336
*	Iveco Group NV	28,906	274,161
	IVS Group SA	4,434	24,363
*	KME Group SpA	33,394	36,518
	Leonardo SpA	54,790	741,822
	LU-VE SpA	909	29,411
#	Maire Tecnimont SpA	20,289	83,358
#*††	Mariella Burani Fashion Group SpA	422	0
	MFE-MediaForEurope NV, Class A	131,154	69,390
#	MFE-MediaForEurope NV, Class B	41,897	32,323
*	Newlat Food SpA	1,779	12,022
	Openjobmetis SpA agenzia per il lavoro	845	7,955
	Orsero SpA	1,122	15,822
Ω	OVS SpA	36,563	100,472
	Pharmanutra SpA	513	32,767
	Piaggio & C SpA	22,030	86,625
Ω	Piovan SpA	1,011	10,627
Ω	Pirelli & C SpA	49,089	261,694
Ω	RAI Way SpA	12,339	70,279
	Reply SpA	3,638	394,131
	Rizzoli Corriere Della Sera Mediagroup SpA	22,611	17,891
*	Sabaf SpA	1,277	24,898
	SAES Getters SpA	534	17,152
*	Safilo Group SpA	25,816	32,920
	Salvatore Ferragamo SpA	4,286	69,800
	Sanlorenzo SpA/Ameglia	1,680	65,253
	Saras SpA	96,405	137,862
	Sesa SpA	768	89,983
*	Sogefi SpA	8,720	12,498
	SOL SpA	4,883	137,880
*	Somec SpA	249	8,470
	Spaxs SpA	8,205	56,112
	Tamburi Investment Partners SpA	14,648	142,125
Ω	Technogym SpA	19,877	183,365
*	Technoprobe SpA	15,305	139,953
*	Telecom Italia SpA	1,067,759	307,804
*	Tod's SpA	489	22,207
	TXT e-solutions SpA	923	22,121
#Ω	Unieuro SpA	2,055	21,929
	Unipol Gruppo SpA	49,828	277,427
	UnipolSai Assicurazioni SpA	40,321	103,615
#	Webuild SpA	21,276	41,650
	Wiit SpA	741	15,718

VA International Small Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Zignago Vetro SpA	4,325	$77,492
TOTAL ITALY			12,001,540
JAPAN — (23.0%)
	&Do Holdings Co. Ltd.	600	4,652
	77 Bank Ltd.	7,100	151,291
	A&D HOLON Holdings Co. Ltd.	3,000	39,729
*	Access Co. Ltd.	1,400	8,951
	Achilles Corp.	1,800	19,274
	Adastria Co. Ltd.	1,840	37,503
	ADEKA Corp.	10,300	208,831
	Ad-sol Nissin Corp.	1,200	14,102
	Adtec Plasma Technology Co. Ltd.	800	9,169
	Advan Group Co. Ltd.	3,100	21,647
	Advance Create Co. Ltd.	1,400	12,158
	Adventure, Inc.	300	19,528
	Aeon Delight Co. Ltd.	2,100	43,516
	Aeon Fantasy Co. Ltd.	800	16,026
	AEON Financial Service Co. Ltd.	15,200	136,577
	Aeon Hokkaido Corp.	4,800	29,187
	Aeon Kyushu Co. Ltd.	800	13,535
#	Aeria, Inc.	2,100	6,179
	AFC-HD AMS Life Science Co. Ltd.	1,400	8,490
	Agro-Kanesho Co. Ltd.	900	9,530
	Ahresty Corp.	2,700	13,856
	Ai Holdings Corp.	3,800	59,914
	Aica Kogyo Co. Ltd.	5,500	130,686
	Aichi Corp.	5,600	35,362
	Aichi Financial Group, Inc.	5,796	100,052
	Aichi Steel Corp.	1,500	39,415
	Aichi Tokei Denki Co. Ltd.	900	9,977
	Aida Engineering Ltd.	6,800	48,591
	Aiful Corp.	43,200	108,557
	Ain Holdings, Inc.	2,800	99,556
	Aiphone Co. Ltd.	1,800	31,690
	Airport Facilities Co. Ltd.	3,500	13,863
	Airtech Japan Ltd.	1,000	8,937
	Airtrip Corp.	1,800	32,785
	Aisan Industry Co. Ltd.	6,170	51,046
	AIT Corp.	1,200	15,721
	Aizawa Securities Group Co. Ltd.	5,200	30,311
	Ajis Co. Ltd.	800	13,441
	Akatsuki Corp.	3,500	9,472
	Akatsuki, Inc.	1,100	16,355
*	Akebono Brake Industry Co. Ltd.	14,000	14,386
	Akita Bank Ltd.	2,400	31,069
	Albis Co. Ltd.	800	13,846
	Alconix Corp.	2,600	26,270
	Alinco, Inc.	2,200	16,908
	Alleanza Holdings Co. Ltd.	1,400	9,967
*	Allied Architects, Inc.	2,200	6,076
*	Allied Telesis Holdings KK	18,800	16,660
	Alpen Co. Ltd.	2,400	33,323
	Alpha Corp.	500	4,475
	Alps Alpine Co. Ltd.	23,000	203,296
	Alps Logistics Co. Ltd.	2,000	22,116
	Altech Corp.	2,310	45,913
	Amano Corp.	7,200	163,613
	Amiyaki Tei Co. Ltd.	300	7,152

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Amuse, Inc.	1,600	$19,788
	Amvis Holdings, Inc.	1,800	36,541
	Anest Iwata Corp.	5,900	48,706
#*	AnGes, Inc.	12,200	8,585
	Anicom Holdings, Inc.	11,000	48,933
	Anritsu Corp.	19,100	150,387
	AOI Electronics Co. Ltd.	500	6,334
	AOKI Holdings, Inc.	5,300	34,286
	Aoyama Trading Co. Ltd.	5,900	53,884
	Aoyama Zaisan Networks Co. Ltd.	3,200	22,448
#	Aozora Bank Ltd.	7,000	143,960
	Apaman Co. Ltd.	1,800	5,834
	Arakawa Chemical Industries Ltd.	2,600	18,744
	Arata Corp.	1,800	62,281
#	Arcland Service Holdings Co. Ltd.	2,000	42,619
	ARCLANDS Corp.	3,300	38,010
	Arcs Co. Ltd.	4,600	80,263
#	Ardepro Co. Ltd.	1,670	4,381
	ARE Holdings, Inc.	10,200	136,928
	Arealink Co. Ltd.	1,000	19,107
	Argo Graphics, Inc.	2,000	49,313
	Arisawa Manufacturing Co. Ltd.	4,000	30,610
	ARTERIA Networks Corp.	2,800	38,919
#	Artiza Networks, Inc.	900	5,973
	Artnature, Inc.	1,000	5,502
*	Aruhi Corp.	1,300	9,235
	As One Corp.	4,000	159,037
	Asahi Co. Ltd.	1,600	14,121
	Asahi Diamond Industrial Co. Ltd.	6,600	41,794
	Asahi Kogyosha Co. Ltd.	1,200	20,742
	Asahi Net, Inc.	1,700	7,861
	Asahi Printing Co. Ltd.	1,100	6,498
	Asahi Yukizai Corp.	1,400	43,428
	Asanuma Corp.	1,300	31,911
	Ascentech KK	700	3,193
	Asia Pile Holdings Corp.	4,100	18,270
	ASKA Pharmaceutical Holdings Co. Ltd.	3,300	36,230
	ASKUL Corp.	3,200	44,648
	Asti Corp.	400	8,498
#*	Atsugi Co. Ltd.	4,000	12,239
	Aucnet, Inc.	900	11,325
	Autobacs Seven Co. Ltd.	8,800	96,627
	Avant Group Corp.	2,800	29,786
	Avantia Co. Ltd.	1,300	8,236
	Avex, Inc.	4,000	42,210
	Awa Bank Ltd.	4,200	63,552
	Axial Retailing, Inc.	2,600	69,445
#*	Axxzia, Inc.	1,900	16,656
	AZ-COM MARUWA Holdings, Inc.	4,900	67,375
	Bando Chemical Industries Ltd.	5,100	52,474
	Bank of Iwate Ltd.	2,000	31,785
#	Bank of Nagoya Ltd.	1,300	35,668
	Bank of Saga Ltd.	2,500	32,089
	Bank of the Ryukyus Ltd.	7,000	50,109
#	Bank of Toyama Ltd.	600	7,389
	Base Co. Ltd.	600	23,010
	Beauty Garage, Inc.	400	13,206
	Belc Co. Ltd.	1,400	66,322
	Bell System24 Holdings, Inc.	4,200	41,069

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Belluna Co. Ltd.	9,800	$49,239
	Benefit One, Inc.	6,600	68,191
	Benesse Holdings, Inc.	10,200	133,267
#*	Bengo4.com, Inc.	900	26,961
#	Bic Camera, Inc.	8,800	66,104
	BML, Inc.	3,000	63,405
#	Bookoff Group Holdings Ltd.	1,000	8,439
	Bourbon Corp.	1,100	16,505
	BP Castrol KK	1,300	8,001
#	Br Holdings Corp.	4,900	13,860
	BrainPad, Inc.	1,500	9,856
	Bull-Dog Sauce Co. Ltd.	1,300	18,996
#	Bunka Shutter Co. Ltd.	5,284	40,993
	Bushiroad, Inc.	5,400	28,584
	Business Brain Showa-Ota, Inc.	1,800	28,610
	Business Engineering Corp.	800	17,120
	BuySell Technologies Co. Ltd.	500	18,023
	C Uyemura & Co. Ltd.	1,300	86,044
	CAC Holdings Corp.	1,700	20,598
	Canon Electronics, Inc.	2,600	33,047
	Career Design Center Co. Ltd.	1,000	12,484
	Careerlink Co. Ltd.	600	12,459
#	Carenet, Inc.	2,000	13,147
	Carlit Holdings Co. Ltd.	2,600	15,174
#	Carta Holdings, Inc.	1,100	9,720
	Casio Computer Co. Ltd.	5,000	42,723
	Cawachi Ltd.	1,800	28,625
#*	CellSource Co. Ltd.	600	9,384
#	Celsys, Inc.	5,600	27,059
	Central Automotive Products Ltd.	1,600	40,243
	Central Glass Co. Ltd.	3,400	73,795
	Central Security Patrols Co. Ltd.	1,400	28,824
	Central Sports Co. Ltd.	900	15,177
#	Ceres, Inc.	600	4,441
#	Change Holdings, Inc.	4,200	55,513
	Charm Care Corp. KK	3,100	29,852
	Chiba Kogyo Bank Ltd.	7,400	34,879
	Chikaranomoto Holdings Co. Ltd.	1,700	24,165
	Chilled & Frozen Logistics Holdings Co. Ltd.	1,800	16,707
	Chino Corp.	900	14,406
	Chiyoda Co. Ltd.	4,400	31,052
#*	Chiyoda Corp.	22,200	53,919
	Chiyoda Integre Co. Ltd.	1,900	32,809
	Chofu Seisakusho Co. Ltd.	3,306	58,156
	Chori Co. Ltd.	2,100	43,252
	Chubu Shiryo Co. Ltd.	3,200	24,656
	Chudenko Corp.	2,500	40,982
#	Chuetsu Pulp & Paper Co. Ltd.	1,400	13,655
	Chugai Ro Co. Ltd.	700	10,122
	Chugin Financial Group, Inc.	19,000	127,597
*	Chugoku Electric Power Co., Inc.	24,000	166,548
	Chugoku Marine Paints Ltd.	5,200	45,076
	Chuo Spring Co. Ltd.	2,000	9,852
	Chuo Warehouse Co. Ltd.	1,000	7,828
	CI Takiron Corp.	6,400	25,987
	Citizen Watch Co. Ltd.	27,800	181,694
	CKD Corp.	5,600	85,169
	CK-San-Etsu Co. Ltd.	400	12,037
	Cleanup Corp.	3,800	19,789

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	CMIC Holdings Co. Ltd.	1,500	$20,782
	CMK Corp.	9,700	34,929
	COLOPL, Inc.	8,600	40,258
#	Colowide Co. Ltd.	9,200	136,611
	Computer Engineering & Consulting Ltd.	2,200	26,524
	Computer Institute of Japan Ltd.	4,560	17,964
	Comture Corp.	2,900	41,232
*	COOKPAD, Inc.	8,200	9,172
	Core Corp.	800	9,750
	Corona Corp.	2,600	16,682
	Cosel Co. Ltd.	2,800	24,141
	Cota Co. Ltd.	3,048	35,176
	CRE, Inc.	2,600	25,354
	Create Restaurants Holdings, Inc.	11,900	91,036
	Create SD Holdings Co. Ltd.	3,100	76,584
	Creek & River Co. Ltd.	1,700	24,207
	Cresco Ltd.	1,800	26,249
	Cross Cat Co. Ltd.	1,200	9,653
#*	CrowdWorks, Inc.	1,400	12,724
	CTI Engineering Co. Ltd.	1,400	34,772
	CTS Co. Ltd.	5,000	26,496
	Cube System, Inc.	1,200	10,204
	Curves Holdings Co. Ltd.	7,300	41,328
	Cyberlinks Co. Ltd.	1,300	6,275
	Cybozu, Inc.	3,300	51,692
	Dai Nippon Toryo Co. Ltd.	3,400	22,988
	Daicel Corp.	20,000	185,331
	Dai-Dan Co. Ltd.	1,500	31,398
	Daido Kogyo Co. Ltd.	900	4,769
	Daido Metal Co. Ltd.	5,500	20,600
	Daido Steel Co. Ltd.	3,900	167,203
	Daihatsu Diesel Manufacturing Co. Ltd.	2,400	13,009
	Daihen Corp.	2,200	84,892
	Daiho Corp.	1,400	39,143
	Dai-Ichi Cutter Kogyo KK	900	9,114
	Daiichi Jitsugyo Co. Ltd.	1,000	37,718
	Daiichi Kensetsu Corp.	1,100	12,008
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	2,500	17,137
	Daiichikosho Co. Ltd.	8,200	165,636
	Daiken Corp.	1,400	23,097
	Daiken Medical Co. Ltd.	2,800	10,258
	Daiki Aluminium Industry Co. Ltd.	3,900	42,550
#	Daikoku Denki Co. Ltd.	1,200	34,491
	Daikokutenbussan Co. Ltd.	800	33,969
	Daikyonishikawa Corp.	4,200	23,395
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,200	50,076
	Daio Paper Corp.	9,700	83,388
	Daiseki Co. Ltd.	5,076	171,072
	Daishi Hokuetsu Financial Group, Inc.	4,600	114,987
#	Daishinku Corp.	3,200	14,263
	Daisue Construction Co. Ltd.	500	4,915
	Daito Bank Ltd.	1,000	4,780
	Daito Pharmaceutical Co. Ltd.	1,450	23,871
	Daitron Co. Ltd.	1,600	35,320
	Daiwa Industries Ltd.	4,300	43,835
	Daiwabo Holdings Co. Ltd.	10,700	207,364
	DCM Holdings Co. Ltd.	12,300	104,163
	Dear Life Co. Ltd.	5,600	34,799
	DeNA Co. Ltd.	11,000	134,851

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Denka Co. Ltd.	9,300	$183,720
	Densan System Holdings Co. Ltd.	1,300	30,005
	Denyo Co. Ltd.	2,000	30,720
	Dexerials Corp.	7,600	172,533
	Diamond Electric Holdings Co. Ltd.	600	3,701
	DIC Corp.	10,500	198,205
	Digital Arts, Inc.	1,100	43,531
	Digital Hearts Holdings Co. Ltd.	1,200	11,792
#	Digital Holdings, Inc.	1,900	14,289
	Digital Information Technologies Corp.	800	10,154
	Dip Corp.	4,800	121,172
	Direct Marketing MiX, Inc.	3,000	16,770
	DKK Co. Ltd.	1,600	27,199
	DKS Co. Ltd.	1,200	14,829
	DMG Mori Co. Ltd.	15,400	262,045
	Doshisha Co. Ltd.	2,900	47,810
	Double Standard, Inc.	600	10,011
	Doutor Nichires Holdings Co. Ltd.	4,112	64,575
	Dowa Holdings Co. Ltd.	6,200	200,234
#	Drecom Co. Ltd.	2,400	8,379
	DTS Corp.	4,800	113,470
	Duskin Co. Ltd.	4,400	99,342
	DyDo Group Holdings, Inc.	900	32,704
	Eagle Industry Co. Ltd.	4,100	50,916
	Earth Corp.	1,000	35,747
#	EAT & Holdings Co. Ltd.	1,200	17,945
	Ebara Foods Industry, Inc.	800	16,629
	Ebara Jitsugyo Co. Ltd.	1,800	36,224
	Ebase Co. Ltd.	3,100	15,782
#	Eco's Co. Ltd.	800	11,362
	EDION Corp.	10,500	107,964
	EF-ON, Inc.	2,280	9,299
	eGuarantee, Inc.	4,000	59,355
	E-Guardian, Inc.	1,100	15,973
	Ehime Bank Ltd.	4,800	29,780
	Eidai Co. Ltd.	3,000	4,600
	Eiken Chemical Co. Ltd.	3,800	40,325
	Eizo Corp.	2,000	71,071
	EJ Holdings, Inc.	1,200	13,838
	Elan Corp.	3,700	22,970
	Elecom Co. Ltd.	6,500	69,966
	Elematec Corp.	2,800	35,165
	EM Systems Co. Ltd.	4,700	28,148
	en Japan, Inc.	4,100	81,040
	Endo Lighting Corp.	1,700	15,378
	Enomoto Co. Ltd.	1,000	12,474
	Enplas Corp.	1,000	42,825
#	Envipro Holdings, Inc.	1,400	5,562
	eRex Co. Ltd.	2,800	22,348
	ES-Con Japan Ltd.	4,600	26,029
	Eslead Corp.	1,000	21,283
	ESPEC Corp.	2,400	39,959
	Exedy Corp.	3,400	59,495
	EXEO Group, Inc.	11,800	245,345
	Ezaki Glico Co. Ltd.	6,500	171,766
	F&M Co. Ltd.	1,000	20,941
	FALCO HOLDINGS Co. Ltd.	1,400	18,507
	Fancl Corp.	5,200	91,071
	FCC Co. Ltd.	4,400	57,674

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	FDK Corp.	2,600	$16,190
	Feed One Co. Ltd.	3,920	21,163
	Ferrotec Holdings Corp.	6,400	154,856
	Fibergate, Inc.	1,100	10,875
	FIDEA Holdings Co. Ltd.	3,050	31,944
	Financial Partners Group Co. Ltd.	3,600	34,751
	FINDEX, Inc.	1,700	7,406
	First Bank of Toyama Ltd.	4,700	25,077
	First Juken Co. Ltd.	900	7,046
	Fixstars Corp.	3,000	29,358
	FJ Next Holdings Co. Ltd.	3,100	22,701
	Focus Systems Corp.	1,700	12,355
	Food & Life Cos. Ltd.	6,000	118,061
	Forum Engineering, Inc.	1,200	10,861
	Foster Electric Co. Ltd.	3,400	21,642
	FP Corp.	5,300	111,709
	France Bed Holdings Co. Ltd.	3,800	31,916
#*	FreakOut Holdings, Inc.	800	7,205
	Freebit Co. Ltd.	2,000	16,601
	Freund Corp.	1,700	8,008
	F-Tech, Inc.	1,600	10,260
	FTGroup Co. Ltd.	1,100	8,280
	Fudo Tetra Corp.	1,930	25,675
	Fuji Corp.	11,800	206,419
	Fuji Corp. Ltd.	5,200	25,577
	Fuji Kosan Co. Ltd.	1,000	11,808
	Fuji Kyuko Co. Ltd.	2,800	111,719
	Fuji Media Holdings, Inc.	3,400	37,647
	Fuji Oil Co. Ltd.	8,300	17,472
	Fuji Oil Holdings, Inc.	5,400	76,185
	Fuji Pharma Co. Ltd.	2,000	16,424
	Fuji Seal International, Inc.	6,000	67,201
	Fuji Soft, Inc.	1,200	39,982
	Fujibo Holdings, Inc.	1,500	39,734
	Fujicco Co. Ltd.	2,800	37,248
	Fujikura Composites, Inc.	4,200	29,310
	Fujikura Kasei Co. Ltd.	4,200	13,658
	Fujikura Ltd.	19,400	162,207
	Fujimi, Inc.	6,000	145,498
	Fujimori Kogyo Co. Ltd.	1,400	35,202
	Fujiya Co. Ltd.	1,700	28,615
	FuKoKu Co. Ltd.	1,200	13,529
	Fukuda Corp.	1,000	35,060
	Fukuda Denshi Co. Ltd.	2,800	88,762
	Fukui Bank Ltd.	2,700	30,130
	Fukui Computer Holdings, Inc.	1,900	35,071
	Fukushima Galilei Co. Ltd.	1,600	56,789
	Fukuyama Transporting Co. Ltd.	2,500	70,659
	FULLCAST Holdings Co. Ltd.	1,600	25,900
	Fumakilla Ltd.	1,500	12,491
	Funai Soken Holdings, Inc.	4,760	88,371
	Furukawa Battery Co. Ltd.	2,400	17,171
	Furukawa Co. Ltd.	4,100	47,080
	Furukawa Electric Co. Ltd.	8,000	153,597
	Furuno Electric Co. Ltd.	3,500	31,781
#	Furuya Metal Co. Ltd.	400	31,097
	Furyu Corp.	1,400	14,544
	Fuso Chemical Co. Ltd.	2,000	63,065
	Fuso Pharmaceutical Industries Ltd.	1,100	15,964

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Futaba Corp.	5,300	$18,510
	Futaba Industrial Co. Ltd.	8,700	38,292
	Future Corp.	4,100	44,728
	Fuyo General Lease Co. Ltd.	1,300	107,275
	G-7 Holdings, Inc.	4,000	35,198
*	GA Technologies Co. Ltd.	1,200	11,025
	Gakken Holdings Co. Ltd.	4,500	28,209
	Gakkyusha Co. Ltd.	1,000	14,699
	Gecoss Corp.	2,000	13,182
	Genki Sushi Co. Ltd.	800	25,833
	Genky DrugStores Co. Ltd.	1,000	35,394
	Geo Holdings Corp.	2,300	31,906
	Gift Holdings, Inc.	1,200	18,996
	Giken Ltd.	1,200	17,729
	GL Sciences, Inc.	1,300	22,304
	GLOBERIDE, Inc.	2,200	36,353
	Glory Ltd.	5,400	111,104
	GMO Financial Gate, Inc.	600	49,755
	GMO Financial Holdings, Inc.	4,400	22,577
	GMO GlobalSign Holdings KK	400	8,565
	GMO internet group, Inc.	700	13,901
	Godo Steel Ltd.	1,600	44,854
	Goldcrest Co. Ltd.	2,590	35,176
#	Golf Digest Online, Inc.	1,000	5,515
	Good Com Asset Co. Ltd.	1,800	10,599
	Gree, Inc.	8,100	35,803
	gremz, Inc.	1,700	32,829
	GS Yuasa Corp.	9,000	181,098
	GSI Creos Corp.	1,000	14,557
	G-Tekt Corp.	3,300	42,961
	Gun-Ei Chemical Industry Co. Ltd.	700	15,138
	GungHo Online Entertainment, Inc.	4,700	92,250
	Gunma Bank Ltd.	47,600	201,460
	Gunze Ltd.	2,200	69,169
	H.U. Group Holdings, Inc.	7,100	140,179
	H2O Retailing Corp.	11,700	125,935
	HABA Laboratories, Inc.	400	6,932
	Hachijuni Bank Ltd.	42,902	221,037
	Hagihara Industries, Inc.	1,400	15,180
	Hagiwara Electric Holdings Co. Ltd., Class C	1,000	22,635
	Hagoromo Foods Corp.	600	12,658
	Hakudo Co. Ltd.	800	13,249
#	Hakuto Co. Ltd.	1,000	39,436
	Halows Co. Ltd.	1,600	41,654
	Hamakyorex Co. Ltd.	2,200	60,806
	Handsman Co. Ltd.	800	5,983
	Hanwa Co. Ltd.	4,200	143,668
	Happinet Corp.	2,100	33,046
	Hard Off Corp. Co. Ltd.	2,400	25,750
	Harima Chemicals Group, Inc.	2,500	14,887
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,925
	Hazama Ando Corp.	17,510	140,095
	Heiwa Corp.	6,200	105,020
	Heiwa Real Estate Co. Ltd.	3,200	89,413
	Heiwado Co. Ltd.	3,500	59,603
#*	Hennge KK	1,000	6,220
	Hibiya Engineering Ltd.	2,400	38,005
	HI-LEX Corp.	3,300	27,493
	Hioki EE Corp.	1,400	80,026

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirakawa Hewtech Corp.	1,200	$14,921
#	Hirano Tecseed Co. Ltd.	1,100	17,325
	Hirata Corp.	800	44,870
	Hirogin Holdings, Inc.	34,000	210,281
	Hiroshima Electric Railway Co. Ltd.	2,000	11,388
	Hiroshima Gas Co. Ltd.	6,100	16,438
	Hisaka Works Ltd.	4,200	27,449
	Hisamitsu Pharmaceutical Co., Inc.	3,600	115,045
	Hitachi Zosen Corp.	20,400	134,419
	Hito Communications Holdings, Inc.	1,000	10,892
	Hochiki Corp.	1,700	21,583
	Hodogaya Chemical Co. Ltd.	800	19,313
	Hogy Medical Co. Ltd.	2,400	52,581
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,200	21,181
*	Hokkaido Electric Power Co., Inc.	19,500	90,943
	Hokkaido Gas Co. Ltd.	2,400	41,044
	Hokkan Holdings Ltd.	1,200	11,873
	Hokko Chemical Industry Co. Ltd.	3,300	20,549
	Hokkoku Financial Holdings, Inc.	2,400	81,588
	Hokuetsu Corp.	14,600	88,540
	Hokuetsu Industries Co. Ltd.	2,800	36,977
	Hokuhoku Financial Group, Inc.	15,600	139,675
	Hokuriku Electric Industry Co. Ltd.	400	3,576
*	Hokuriku Electric Power Co.	18,900	115,240
	Hokuriku Electrical Construction Co. Ltd.	1,800	11,694
	Hokuto Corp.	2,800	36,670
	H-One Co. Ltd.	4,000	23,539
	Honeys Holdings Co. Ltd.	2,670	29,428
	Hoosiers Holdings Co. Ltd.	5,300	39,427
	Horiba Ltd.	2,900	171,080
	Hosiden Corp.	6,600	85,342
	Hosokawa Micron Corp.	2,000	49,715
	Hotland Co. Ltd.	1,300	15,574
*	Hotto Link, Inc.	2,300	5,260
	House Foods Group, Inc.	1,800	41,556
	Howa Machinery Ltd.	2,200	12,603
	HS Holdings Co. Ltd.	3,300	23,740
	Hyakugo Bank Ltd.	24,900	83,234
	Hyakujushi Bank Ltd.	3,400	51,169
	IBJ, Inc.	2,800	14,021
	Ichigo, Inc.	26,800	50,978
	Ichiken Co. Ltd.	700	10,072
	Ichikoh Industries Ltd.	8,700	32,796
#	Ichimasa Kamaboko Co. Ltd.	1,100	5,597
	Ichinen Holdings Co. Ltd.	3,100	30,017
	Ichiyoshi Securities Co. Ltd.	7,100	33,333
#	Icom, Inc.	1,500	29,931
	ID Holdings Corp.	1,950	18,487
	IDEA Consultants, Inc.	500	6,009
	Idec Corp.	4,000	85,110
	IDOM, Inc.	5,100	29,917
	Iino Kaiun Kaisha Ltd.	8,900	57,471
	IJTT Co. Ltd.	2,100	8,967
	I'll, Inc.	1,700	31,086
	Imagica Group, Inc.	2,700	12,119
	Imasen Electric Industrial	901	3,944
#	i-mobile Co. Ltd.	1,200	10,427
	Imuraya Group Co. Ltd.	1,100	17,651
	Inaba Denki Sangyo Co. Ltd.	6,400	142,168

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Inaba Seisakusho Co. Ltd.	1,700	$18,329
	Inabata & Co. Ltd.	5,800	135,203
	Inageya Co. Ltd.	1,600	16,883
*	I-NE Co. Ltd.	800	14,935
	Ines Corp.	3,000	30,443
	I-Net Corp.	1,600	18,799
	Infocom Corp.	3,900	66,173
	Information Services International-Dentsu Ltd.	800	28,371
	INFRONEER Holdings, Inc.	9,744	94,888
	Innotech Corp.	2,400	28,601
	Insource Co. Ltd.	7,200	63,639
	Intage Holdings, Inc.	5,900	70,497
	Integrated Design & Engineering Holdings Co. Ltd.	1,700	40,851
	Inter Action Corp.	1,600	12,558
#	Inui Global Logistics Co. Ltd.	1,200	11,072
	I-PEX, Inc.	1,400	13,146
	IPS, Inc.	400	6,425
	IR Japan Holdings Ltd.	1,000	11,623
	Iriso Electronics Co. Ltd.	3,200	88,929
	I'rom Group Co. Ltd.	900	12,077
	ISB Corp.	2,200	24,401
	Ise Chemicals Corp.	500	28,698
	Iseki & Co. Ltd.	2,500	22,113
	Ishihara Chemical Co. Ltd.	1,400	16,110
	Ishihara Sangyo Kaisha Ltd.	4,400	42,496
#*	Istyle, Inc.	6,200	21,262
	Itfor, Inc.	3,600	27,864
	ITmedia, Inc.	1,700	16,449
	Itochu Enex Co. Ltd.	5,500	53,990
	Itochu-Shokuhin Co. Ltd.	900	34,321
	Itoham Yonekyu Holdings, Inc.	17,000	86,271
	Itoki Corp.	4,500	37,271
	IwaiCosmo Holdings, Inc.	2,900	33,354
	Iwaki Co. Ltd.	1,300	13,264
*	Iwatsu Electric Co. Ltd.	300	1,688
	Iwatsuka Confectionery Co. Ltd.	500	18,177
	Iyogin Holdings, Inc.	25,300	178,705
	Izumi Co. Ltd.	3,700	93,233
#	J Trust Co. Ltd.	5,148	17,088
	JAC Recruitment Co. Ltd.	2,400	47,676
	Jaccs Co. Ltd.	2,800	102,727
*	Jade Group, Inc.	300	3,607
	JAFCO Group Co. Ltd.	6,700	87,599
	JANOME Corp.	2,299	10,469
	Japan Aviation Electronics Industry Ltd.	4,400	89,367
	Japan Best Rescue System Co. Ltd.	3,000	16,484
*	Japan Communications, Inc.	19,200	32,831
	Japan Electronic Materials Corp.	1,700	21,168
	Japan Elevator Service Holdings Co. Ltd.	7,700	95,229
#	Japan Foundation Engineering Co. Ltd.	2,900	10,201
*	Japan Hospice Holdings, Inc.	500	9,852
	Japan Investment Adviser Co. Ltd.	1,100	10,104
	Japan Lifeline Co. Ltd.	8,700	60,961
	Japan Material Co. Ltd.	8,700	153,845
	Japan Medical Dynamic Marketing, Inc.	3,570	24,651
	Japan Petroleum Exploration Co. Ltd.	3,700	127,170
	Japan Property Management Center Co. Ltd.	900	6,938
	Japan Pulp & Paper Co. Ltd.	1,600	52,040
	Japan Pure Chemical Co. Ltd.	1,000	17,889

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Securities Finance Co. Ltd.	9,300	$78,984
	Japan Steel Works Ltd.	1,700	35,413
	Japan System Techniques Co. Ltd.	1,600	27,562
	Japan Transcity Corp.	5,400	24,303
	Japan Wool Textile Co. Ltd.	5,200	44,145
	Jastec Co. Ltd.	1,200	11,558
	JBCC Holdings, Inc.	2,000	36,503
	JCU Corp.	3,500	83,389
	JDC Corp.	4,100	17,591
	Jeol Ltd.	5,700	195,510
	JFE Systems, Inc.	1,100	22,344
*	JIG-SAW, Inc.	800	29,717
#	Jimoto Holdings, Inc.	2,110	6,272
	JINS Holdings, Inc.	1,700	42,171
#	JINUSHI Co. Ltd.	1,600	21,457
	JK Holdings Co. Ltd.	2,500	17,851
#	J-Lease Co. Ltd.	1,200	20,144
#	JM Holdings Co. Ltd.	1,100	15,006
	JMS Co. Ltd.	2,200	9,012
#*	Joban Kosan Co. Ltd.	1,100	9,653
	J-Oil Mills, Inc.	2,600	30,971
	Joshin Denki Co. Ltd.	3,400	48,913
	Joyful Honda Co. Ltd.	5,800	67,187
	JP-Holdings, Inc.	6,800	15,649
	JSB Co. Ltd.	600	22,503
	JSP Corp.	1,900	25,139
	Juki Corp.	3,700	15,008
	Juroku Financial Group, Inc.	3,600	89,042
	Justsystems Corp.	5,000	142,305
	JVCKenwood Corp.	23,070	76,147
	K&O Energy Group, Inc.	2,300	38,236
	Kadoya Sesame Mills, Inc.	400	9,701
	Kaga Electronics Co. Ltd.	1,800	80,633
	Kagome Co. Ltd.	1,300	28,982
	Kaken Pharmaceutical Co. Ltd.	2,700	67,226
	Kakiyasu Honten Co. Ltd.	1,100	18,116
#	Kamakura Shinsho Ltd.	4,000	19,876
	Kameda Seika Co. Ltd.	1,800	55,260
	Kamei Corp.	3,600	37,759
	Kanaden Corp.	3,200	30,084
	Kanagawa Chuo Kotsu Co. Ltd.	800	18,624
	Kanamic Network Co. Ltd.	1,800	5,918
	Kanamoto Co. Ltd.	4,200	74,077
	Kandenko Co. Ltd.	11,100	97,366
	Kaneka Corp.	6,500	191,514
	Kaneko Seeds Co. Ltd.	1,800	18,337
	Kanematsu Corp.	9,505	139,434
	Kanemi Co. Ltd.	500	10,544
	Kansai Food Market Ltd.	1,000	10,186
	Kanto Denka Kogyo Co. Ltd.	3,600	24,046
*	Kaonavi, Inc.	900	13,125
#*	Kasai Kogyo Co. Ltd.	3,100	4,017
	Kasumigaseki Capital Co. Ltd.	700	27,316
	Katakura Industries Co. Ltd.	2,700	30,693
	Katitas Co. Ltd.	6,500	119,559
	Kato Sangyo Co. Ltd.	2,500	68,595
	Kato Works Co. Ltd.	1,600	12,834
	Kawada Technologies, Inc.	600	24,487
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,300	33,164

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	KeePer Technical Laboratory Co. Ltd.	1,600	$70,684
	Keihanshin Building Co. Ltd.	4,100	36,463
	KEIWA, Inc.	1,600	12,508
	Keiyo Bank Ltd.	16,700	70,107
	Keiyo Co. Ltd.	6,700	40,257
	Kenko Mayonnaise Co. Ltd.	2,000	18,530
	KeyHolder, Inc.	1,600	11,408
	KFC Holdings Japan Ltd.	1,900	39,740
	KH Neochem Co. Ltd.	4,500	73,659
	Kibun Foods, Inc.	1,500	11,404
	Kimura Chemical Plants Co. Ltd.	3,300	17,006
	King Jim Co. Ltd.	3,000	18,690
	Kintetsu Department Store Co. Ltd.	1,200	20,680
	Kissei Pharmaceutical Co. Ltd.	3,100	65,634
	Ki-Star Real Estate Co. Ltd.	1,100	40,108
	Kitagawa Corp.	1,600	13,342
	Kita-Nippon Bank Ltd.	1,000	15,293
	Kitano Construction Corp.	700	15,187
	Kitanotatsujin Corp.	2,700	4,599
	Kitz Corp.	7,900	58,793
	Kiyo Bank Ltd.	7,900	84,831
*	KNT-CT Holdings Co. Ltd.	900	9,107
	Koa Corp.	4,700	58,198
	Koatsu Gas Kogyo Co. Ltd.	3,600	19,616
*	Kobe Electric Railway Co. Ltd.	899	19,315
	Kohnan Shoji Co. Ltd.	2,700	66,096
	Kohsoku Corp.	1,300	19,552
	Koike Sanso Kogyo Co. Ltd.	400	10,587
#	Kojima Co. Ltd.	5,300	24,686
	Kokuyo Co. Ltd.	10,800	173,258
	Komatsu Matere Co. Ltd.	4,200	22,142
	Komatsu Wall Industry Co. Ltd.	1,200	24,341
	KOMEDA Holdings Co. Ltd.	5,200	100,784
	Komehyo Holdings Co. Ltd.	800	26,721
	Komeri Co. Ltd.	3,600	75,457
	Komori Corp.	4,700	36,654
	Konaka Co. Ltd.	1,760	5,001
	Kondotec, Inc.	2,900	24,650
	Konica Minolta, Inc.	53,700	199,047
	Konishi Co. Ltd.	4,000	64,175
	Konoike Transport Co. Ltd.	2,900	36,356
#	Konoshima Chemical Co. Ltd.	800	9,256
	Kosaido Holdings Co. Ltd.	1,900	29,606
	Koshidaka Holdings Co. Ltd.	5,700	47,441
	Kotobuki Spirits Co. Ltd.	1,300	98,949
#	Kotobukiya Co. Ltd.	600	9,996
	Kozo Keikaku Engineering, Inc.	500	12,111
	KPP Group Holdings Co. Ltd.	3,900	17,398
	Krosaki Harima Corp.	800	61,096
	KRS Corp.	2,000	13,216
	K's Holdings Corp.	21,700	199,169
	KU Holdings Co. Ltd.	2,400	20,866
*	Kufu Co., Inc.	2,600	7,549
	Kumagai Gumi Co. Ltd.	4,300	97,388
	Kumiai Chemical Industry Co. Ltd.	10,467	78,596
	Kurabo Industries Ltd.	1,800	29,725
	Kureha Corp.	2,000	119,574
	Kurimoto Ltd.	2,000	34,449
	Kuriyama Holdings Corp.	1,000	6,694

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kusuri no Aoki Holdings Co. Ltd.	1,500	$86,128
	KYB Corp.	2,000	70,871
#	Kyoden Co. Ltd.	1,800	5,803
	Kyodo Printing Co. Ltd.	900	20,485
	Kyoei Steel Ltd.	2,900	43,648
	Kyokuto Boeki Kaisha Ltd.	1,600	20,111
	Kyokuto Kaihatsu Kogyo Co. Ltd.	3,800	48,792
	Kyokuto Securities Co. Ltd.	2,600	14,109
	Kyokuyo Co. Ltd.	1,500	39,597
	Kyorin Pharmaceutical Co. Ltd.	4,500	56,110
	Kyoritsu Maintenance Co. Ltd.	3,900	152,838
	Kyosan Electric Manufacturing Co. Ltd.	5,000	18,615
#	Kyowa Electronic Instruments Co. Ltd.	5,600	14,109
	Kyowa Leather Cloth Co. Ltd.	900	3,792
	Kyudenko Corp.	5,300	152,844
	Kyushu Financial Group, Inc.	45,900	223,438
	LA Holdings Co. Ltd.	500	16,481
	LAC Co. Ltd.	2,400	12,683
	Lacto Japan Co. Ltd.	900	12,522
	LEC, Inc.	3,100	19,570
#*	Leopalace21 Corp.	25,200	54,319
	Life Corp.	2,300	57,695
	LIFULL Co. Ltd.	8,200	17,671
	LIKE, Inc.	1,600	18,572
#	Linical Co. Ltd.	1,600	8,890
#	Link & Motivation, Inc.	3,900	11,766
	Lintec Corp.	4,700	77,568
	LITALICO, Inc.	2,500	39,328
#	Loadstar Capital KK	1,600	19,785
	Look Holdings, Inc.	700	13,427
*	M&A Capital Partners Co. Ltd.	2,200	45,121
	Mabuchi Motor Co. Ltd.	6,200	178,036
	Macnica Holdings, Inc.	4,699	196,944
	Macromill, Inc.	5,600	31,192
	Maeda Kosen Co. Ltd.	2,800	61,890
#	Maezawa Kasei Industries Co. Ltd.	2,100	22,597
	Maezawa Kyuso Industries Co. Ltd.	2,400	19,904
	Makino Milling Machine Co. Ltd.	2,800	112,256
	Management Solutions Co. Ltd.	1,100	31,536
	Mandom Corp.	5,600	56,223
	Mani, Inc.	10,000	128,595
	MarkLines Co. Ltd.	1,500	27,968
	Mars Group Holdings Corp.	1,800	38,203
	Marubun Corp.	1,900	16,126
	Marudai Food Co. Ltd.	2,600	28,143
	Maruha Nichiro Corp.	5,853	101,519
	Maruichi Steel Tube Ltd.	7,200	170,648
	MARUKA FURUSATO Corp.	1,400	26,283
#	Marumae Co. Ltd.	1,200	15,470
#	Marusan Securities Co. Ltd.	11,600	43,101
	Maruwa Co. Ltd.	800	132,861
#	Maruzen CHI Holdings Co. Ltd.	400	965
	Maruzen Co. Ltd.	1,400	20,833
	Maruzen Showa Unyu Co. Ltd.	1,600	46,565
	Marvelous, Inc.	3,300	16,317
#	Matching Service Japan Co. Ltd.	600	5,065
	Matsuda Sangyo Co. Ltd.	2,125	34,831
	Matsui Construction Co. Ltd.	3,400	18,071
	Matsui Securities Co. Ltd.	16,500	93,232

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Matsuoka Corp.	700	$6,264
	Max Co. Ltd.	4,000	74,929
	Maxell Ltd.	5,200	59,074
	Maxvalu Tokai Co. Ltd.	1,200	23,518
	MCJ Co. Ltd.	8,900	70,632
	MEC Co. Ltd.	2,100	52,251
*	Media Do Co. Ltd.	900	8,596
	Medical Data Vision Co. Ltd.	3,300	16,178
	Medical System Network Co. Ltd.	2,400	6,500
	Medikit Co. Ltd.	800	14,196
*	MedPeer, Inc.	1,500	10,791
	Megachips Corp.	2,100	62,852
	Megmilk Snow Brand Co. Ltd.	5,400	74,391
	Meidensha Corp.	4,600	68,569
	Meiji Electric Industries Co. Ltd.	1,400	15,205
#	Meiji Shipping Co. Ltd.	1,700	7,865
	Meiko Electronics Co. Ltd.	3,400	67,641
	Meisei Industrial Co. Ltd.	5,000	34,522
	Meitec Corp.	9,100	165,896
	Meito Sangyo Co. Ltd.	1,200	13,955
	Meiwa Corp.	4,100	19,702
	Melco Holdings, Inc.	900	20,222
#	Members Co. Ltd.	1,500	17,481
	Menicon Co. Ltd.	7,200	129,142
*	MetaReal Corp.	700	7,860
	METAWATER Co. Ltd.	3,600	46,421
	Micronics Japan Co. Ltd.	3,600	57,424
	Midac Holdings Co. Ltd.	1,100	12,526
	Mie Kotsu Group Holdings, Inc.	5,900	23,576
	Mikuni Corp.	2,700	9,676
	Milbon Co. Ltd.	3,000	107,943
	MIMAKI ENGINEERING Co. Ltd.	1,900	12,756
	Mimasu Semiconductor Industry Co. Ltd.	2,319	48,525
	Ministop Co. Ltd.	1,800	18,647
#	Minkabu The Infonoid, Inc.	1,200	14,294
	Mirai Industry Co. Ltd.	700	14,705
#	Miraial Co. Ltd.	1,100	11,980
	Mirait One Corp.	11,100	142,501
	Mirarth Holdings, Inc.	14,600	49,627
	Miroku Jyoho Service Co. Ltd.	2,800	33,268
	Mitani Corp.	4,800	46,650
	Mitani Sangyo Co. Ltd.	3,900	8,913
	Mitani Sekisan Co. Ltd.	1,200	40,662
	Mito Securities Co. Ltd.	10,500	28,745
	Mitsuba Corp.	5,000	29,251
	Mitsubishi Kakoki Kaisha Ltd.	1,000	19,404
	Mitsubishi Logisnext Co. Ltd.	4,000	35,985
	Mitsubishi Logistics Corp.	6,400	160,762
	Mitsubishi Materials Corp.	5,200	92,953
	Mitsubishi Paper Mills Ltd.	6,500	27,986
	Mitsubishi Pencil Co. Ltd.	4,300	56,291
	Mitsubishi Research Institute, Inc.	1,100	41,648
	Mitsubishi Shokuhin Co. Ltd.	1,900	50,629
	Mitsubishi Steel Manufacturing Co. Ltd.	2,300	27,970
	Mitsuboshi Belting Ltd.	2,700	85,575
	Mitsui DM Sugar Holdings Co. Ltd.	1,800	36,103
	Mitsui E&S Co. Ltd.	9,400	31,570
#	Mitsui Matsushima Holdings Co. Ltd.	1,100	20,594
	Mitsui Mining & Smelting Co. Ltd.	7,000	165,458

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui-Soko Holdings Co. Ltd.	2,100	$53,556
	Mitsuuroko Group Holdings Co. Ltd.	4,400	41,656
	MIXI, Inc.	4,400	83,109
	Miyaji Engineering Group, Inc.	900	27,977
	Miyazaki Bank Ltd.	2,000	36,962
	Miyoshi Oil & Fat Co. Ltd.	1,100	8,044
	Mizuho Leasing Co. Ltd.	3,000	103,027
	Mizuho Medy Co. Ltd.	600	8,869
	Mizuno Corp.	2,000	52,431
	Mochida Pharmaceutical Co. Ltd.	2,600	60,459
*	Modec, Inc.	3,200	33,672
	Molitec Steel Co. Ltd.	3,900	8,706
	Monex Group, Inc.	17,100	66,647
	Monogatari Corp.	3,600	88,144
#	MORESCO Corp.	1,100	9,231
	Morinaga & Co. Ltd.	4,700	152,571
	Morinaga Milk Industry Co. Ltd.	5,000	168,402
	Moriroku Holdings Co. Ltd.	900	13,281
	Morita Holdings Corp.	3,900	42,529
	Morito Co. Ltd.	2,600	22,262
	Morozoff Ltd.	1,500	38,491
#	Mortgage Service Japan Ltd.	1,200	4,820
	Mory Industries, Inc.	900	22,525
	MrMax Holdings Ltd.	4,600	19,616
	Mugen Estate Co. Ltd.	1,600	10,075
	m-up Holdings, Inc.	4,700	37,141
	Murakami Corp.	1,000	20,368
	Musashi Seimitsu Industry Co. Ltd.	5,800	72,325
	Musashino Bank Ltd.	4,100	72,383
#	NAC Co. Ltd.	1,100	7,626
	Nachi-Fujikoshi Corp.	1,500	40,531
	Nafco Co. Ltd.	2,100	27,850
	Nagano Keiki Co. Ltd.	2,100	30,621
	Nagase & Co. Ltd.	12,200	209,765
	Nagatanien Holdings Co. Ltd.	1,600	24,374
	Nagawa Co. Ltd.	800	40,304
	Naigai Trans Line Ltd.	700	13,670
	Nakabayashi Co. Ltd.	3,300	12,355
	Nakamoto Packs Co. Ltd.	700	8,066
	Nakamuraya Co. Ltd.	600	13,079
	Nakanishi, Inc.	9,300	214,285
	Nakano Refrigerators Co. Ltd.	200	7,961
#	Nakayama Steel Works Ltd.	3,500	22,556
#	Namura Shipbuilding Co. Ltd.	7,996	30,833
	Nankai Electric Railway Co. Ltd.	600	12,716
	Nanto Bank Ltd.	4,000	73,281
	Natori Co. Ltd.	1,400	19,336
	NEC Capital Solutions Ltd.	900	20,553
	NEC Networks & System Integration Corp.	8,600	113,400
	NET One Systems Co. Ltd.	9,700	213,128
	Neturen Co. Ltd.	3,800	28,274
	New Art Holdings Co. Ltd.	1,000	11,963
#*	New Japan Chemical Co. Ltd.	6,200	10,475
#	Nextage Co. Ltd.	6,300	165,474
*	NexTone, Inc.	500	7,142
	NF Holdings Corp.	600	5,195
	NHK Spring Co. Ltd.	25,100	201,118
	Nice Corp.	1,300	14,305
#	Nichia Steel Works Ltd.	4,000	9,039

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichias Corp.	6,700	$137,742
	Nichiban Co. Ltd.	1,500	21,407
	Nichicon Corp.	5,900	58,359
	Nichiden Corp.	1,800	31,092
	Nichiha Corp.	3,300	75,917
	Nichireki Co. Ltd.	3,400	51,733
	Nichirin Co. Ltd.	1,430	29,175
	Nihon Chouzai Co. Ltd.	1,400	11,858
	Nihon Dempa Kogyo Co. Ltd.	2,700	22,913
	Nihon Dengi Co. Ltd.	600	19,079
	Nihon Denkei Co. Ltd.	1,050	15,778
	Nihon Flush Co. Ltd.	3,200	21,814
#	Nihon House Holdings Co. Ltd.	5,600	14,585
	Nihon Kagaku Sangyo Co. Ltd.	1,900	15,101
	Nihon Kohden Corp.	2,500	65,899
	Nihon Nohyaku Co. Ltd.	6,100	31,848
	Nihon Parkerizing Co. Ltd.	11,000	86,038
	Nihon Plast Co. Ltd.	1,700	5,518
	Nihon Tokushu Toryo Co. Ltd.	1,400	11,150
	Nihon Trim Co. Ltd.	400	9,144
#*	Nihon Yamamura Glass Co. Ltd.	800	6,555
	Nikkiso Co. Ltd.	6,200	39,531
	Nikko Co. Ltd.	4,200	20,305
	Nikkon Holdings Co. Ltd.	6,900	145,034
	Nippn Corp.	7,000	91,827
	Nippon Air Conditioning Services Co. Ltd.	4,600	25,624
	Nippon Aqua Co. Ltd.	1,700	10,816
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,800	24,675
	Nippon Carbide Industries Co., Inc.	1,100	11,756
	Nippon Carbon Co. Ltd.	1,200	36,390
	Nippon Chemical Industrial Co. Ltd.	1,300	17,916
*	Nippon Chemi-Con Corp.	2,900	29,178
*	Nippon Coke & Engineering Co. Ltd.	32,300	25,233
	Nippon Concept Corp.	700	9,707
*	Nippon Concrete Industries Co. Ltd.	8,400	19,934
	Nippon Denko Co. Ltd.	15,100	30,726
	Nippon Densetsu Kogyo Co. Ltd.	4,700	71,067
	Nippon Electric Glass Co. Ltd.	11,400	207,066
	Nippon Fine Chemical Co. Ltd.	1,900	39,115
	Nippon Gas Co. Ltd.	11,500	169,229
	Nippon Hume Corp.	3,300	17,691
	Nippon Kayaku Co. Ltd.	14,600	134,745
	Nippon Kodoshi Corp.	400	5,995
	Nippon Light Metal Holdings Co. Ltd.	5,480	58,513
*	Nippon Paper Industries Co. Ltd.	13,100	127,313
#	Nippon Parking Development Co. Ltd.	23,500	35,415
	Nippon Pillar Packing Co. Ltd.	2,000	62,678
	Nippon Piston Ring Co. Ltd.	700	8,423
	Nippon Rietec Co. Ltd.	1,500	15,023
	Nippon Road Co. Ltd.	800	54,116
	Nippon Seiki Co. Ltd.	5,800	40,611
	Nippon Seisen Co. Ltd.	300	10,093
	Nippon Sharyo Ltd.	1,200	17,167
*	Nippon Sheet Glass Co. Ltd.	12,000	54,699
	Nippon Shokubai Co. Ltd.	4,200	161,686
	Nippon Signal Company Ltd.	7,000	50,177
	Nippon Soda Co. Ltd.	2,800	105,286
	Nippon Thompson Co. Ltd.	6,500	26,298
	Nippon Yakin Kogyo Co. Ltd.	1,660	50,917

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nipro Corp.	17,500	$127,064
	Nishikawa Rubber Co. Ltd.	1,900	19,319
	Nishimatsu Construction Co. Ltd.	3,200	83,361
	Nishimatsuya Chain Co. Ltd.	3,400	40,837
	Nishimoto Co. Ltd.	700	23,213
	Nishi-Nippon Financial Holdings, Inc.	15,100	160,851
	Nishi-Nippon Railroad Co. Ltd.	7,200	130,049
	Nishio Holdings Co. Ltd.	2,600	66,059
	Nissan Shatai Co. Ltd.	13,100	83,476
	Nissei ASB Machine Co. Ltd.	1,000	28,854
	Nissei Plastic Industrial Co. Ltd.	1,400	9,941
	Nissha Co. Ltd.	4,900	59,277
	Nisshin Group Holdings Co. Ltd.	5,400	19,754
	Nisshin Oillio Group Ltd.	3,100	83,211
	Nisshinbo Holdings, Inc.	17,536	150,707
	Nissin Corp.	2,200	40,641
	Nisso Corp.	2,300	14,223
	Nissui Corp.	35,600	169,538
	Nitta Corp.	2,600	59,395
#	Nitta Gelatin, Inc.	2,000	10,618
	Nittetsu Mining Co. Ltd.	1,600	57,252
	Nitto Boseki Co. Ltd.	3,000	58,581
	Nitto Fuji Flour Milling Co. Ltd.	400	13,789
	Nitto Kogyo Corp.	3,700	94,671
	Nitto Kohki Co. Ltd.	1,300	17,695
	Nitto Seiko Co. Ltd.	6,200	26,415
	Nittoc Construction Co. Ltd.	3,500	28,232
	NJS Co. Ltd.	700	14,915
	Noda Corp.	800	6,680
	Noevir Holdings Co. Ltd.	1,600	60,983
	Nohmi Bosai Ltd.	2,800	33,995
	Nojima Corp.	6,700	65,400
	NOK Corp.	4,800	72,276
	Nomura Micro Science Co. Ltd.	700	31,025
	Noritake Co. Ltd.	1,400	54,596
	Noritsu Koki Co. Ltd.	2,900	50,288
	Noritz Corp.	4,000	49,114
	North Pacific Bank Ltd.	32,300	70,553
	NS Tool Co. Ltd.	2,000	15,932
	NS United Kaiun Kaisha Ltd.	800	21,535
	NSD Co. Ltd.	6,860	134,365
	NSW, Inc.	1,200	20,963
	NTN Corp.	51,500	115,718
	Obara Group, Inc.	1,600	46,741
	Oenon Holdings, Inc.	5,000	12,306
	Ogaki Kyoritsu Bank Ltd.	4,200	57,837
	Ohara, Inc.	700	6,916
#	Ohashi Technica, Inc.	1,700	19,086
	Ohba Co. Ltd.	1,400	8,925
	Ohmoto Gumi Co. Ltd.	300	15,626
	Ohsho Food Service Corp.	1,800	85,703
	Oiles Corp.	2,973	40,527
#*	Oisix ra daichi, Inc.	4,300	70,691
	Oita Bank Ltd.	1,600	27,632
	Okabe Co. Ltd.	4,000	20,365
	Okamoto Industries, Inc.	1,200	33,364
	Okamoto Machine Tool Works Ltd.	700	28,260
	Okamura Corp.	7,900	113,355
	Okasan Securities Group, Inc.	19,900	79,290

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oki Electric Industry Co. Ltd.	8,400	$53,067
	Okinawa Cellular Telephone Co.	2,500	52,813
*	Okinawa Electric Power Co., Inc.	5,325	43,200
	Okinawa Financial Group, Inc.	2,860	45,025
	OKUMA Corp.	3,100	157,264
	Okumura Corp.	3,500	104,679
	Okura Industrial Co. Ltd.	1,400	23,558
	Okuwa Co. Ltd.	3,000	18,368
	Onoken Co. Ltd.	2,900	34,672
	Onward Holdings Co. Ltd.	12,700	51,249
	Ootoya Holdings Co. Ltd.	700	20,575
	Open Up Group, Inc.	7,200	112,934
	Optex Group Co. Ltd.	3,800	49,864
*	Optim Corp.	1,200	8,246
	Optorun Co. Ltd.	3,600	59,776
#	Orchestra Holdings, Inc.	700	5,984
	Organo Corp.	3,200	92,747
	Orient Corp.	4,810	37,637
	Oriental Shiraishi Corp.	13,900	30,406
#	Origin Co. Ltd.	600	5,530
	Oro Co. Ltd.	700	9,245
	Osaka Organic Chemical Industry Ltd.	1,800	33,394
	Osaka Soda Co. Ltd.	1,400	57,015
	Osaka Steel Co. Ltd.	1,500	17,317
#	OSAKA Titanium Technologies Co. Ltd.	1,500	37,863
	Osaki Electric Co. Ltd.	6,000	24,201
	OSG Corp.	10,600	141,288
	OUG Holdings, Inc.	500	8,649
	Outsourcing, Inc.	14,200	145,277
#*	Oxide Corp.	1,000	24,707
	Oyo Corp.	2,700	49,977
#	Ozu Corp.	600	6,706
	Pacific Industrial Co. Ltd.	6,100	58,717
*	Pacific Metals Co. Ltd.	2,400	28,083
	Pack Corp.	1,400	32,710
	PAL GROUP Holdings Co. Ltd.	3,100	90,976
	PALTAC Corp.	700	23,519
	Paramount Bed Holdings Co. Ltd.	5,200	85,174
*	Park24 Co. Ltd.	4,600	60,686
	Parker Corp.	2,400	12,481
	Pasona Group, Inc.	2,200	26,073
	Pegasus Co. Ltd.	2,600	10,474
	Penta-Ocean Construction Co. Ltd.	30,700	166,637
	People Dreams & Technologies Group Co. Ltd.	900	11,335
*	PeptiDream, Inc.	6,100	77,655
	PHC Holdings Corp.	1,000	10,605
*	PIA Corp.	800	19,021
	Pickles Holdings Co. Ltd.	2,400	21,099
	Pigeon Corp.	15,000	202,599
	Pilot Corp.	3,800	125,218
	Piolax, Inc.	2,300	35,833
	Plus Alpha Consulting Co. Ltd.	1,900	37,416
	Pole To Win Holdings, Inc.	5,100	24,167
	Premium Group Co. Ltd.	4,800	60,592
	Premium Water Holdings, Inc.	400	7,690
	Press Kogyo Co. Ltd.	9,000	40,318
#	Pressance Corp.	2,400	34,176
	Prestige International, Inc.	15,500	63,252
	Prima Meat Packers Ltd.	3,000	46,768

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Procrea Holdings, Inc.	3,104	$46,261
	Pronexus, Inc.	2,300	17,105
#	Pro-Ship, Inc.	900	8,653
	Proto Corp.	4,200	37,616
	PS Mitsubishi Construction Co. Ltd.	3,600	20,115
#	Punch Industry Co. Ltd.	2,600	8,585
	QB Net Holdings Co. Ltd.	1,400	14,719
	Qol Holdings Co. Ltd.	2,600	31,018
	Quick Co. Ltd.	2,200	37,713
	Raccoon Holdings, Inc.	2,900	14,563
	Raito Kogyo Co. Ltd.	4,700	68,085
	Raiznext Corp.	4,600	47,135
*	Raksul, Inc.	3,500	34,589
#*	RaQualia Pharma, Inc.	4,800	23,847
	Rasa Corp.	1,400	14,985
	Rasa Industries Ltd.	800	12,101
	Raysum Co. Ltd.	371	7,870
	Relo Group, Inc.	2,800	38,666
	Renaissance, Inc.	1,600	10,247
	Rengo Co. Ltd.	25,300	161,140
#*	RENOVA, Inc.	4,600	48,587
	Resol Holdings Co. Ltd.	400	13,444
	Resorttrust, Inc.	11,500	181,834
	Restar Holdings Corp.	2,800	46,743
	Retail Partners Co. Ltd.	3,200	34,899
	Rheon Automatic Machinery Co. Ltd.	2,000	20,442
	Ricoh Leasing Co. Ltd.	1,500	46,510
	Ride On Express Holdings Co. Ltd.	1,200	8,974
#*	Right On Co. Ltd.	1,500	6,256
	Riken Corp.	1,300	30,518
	Riken Keiki Co. Ltd.	1,500	56,750
	Riken Technos Corp.	5,600	26,977
	Riken Vitamin Co. Ltd.	2,200	32,136
	Rion Co. Ltd.	1,400	21,958
	Riso Kyoiku Co. Ltd.	15,100	27,935
	Rix Corp.	700	15,815
	Rock Field Co. Ltd.	2,100	22,143
	Rokko Butter Co. Ltd.	1,700	15,839
	Roland Corp.	2,000	57,020
	Roland DG Corp.	1,800	45,153
	Rorze Corp.	1,100	86,036
	Round One Corp.	28,400	113,682
	RS Technologies Co. Ltd.	2,400	51,481
	Ryobi Ltd.	3,200	66,596
	RYODEN Corp.	2,300	36,678
	Ryosan Co. Ltd.	2,400	75,973
	S Foods, Inc.	2,300	54,261
	S&B Foods, Inc.	1,000	25,804
	Sac's Bar Holdings, Inc.	3,250	23,255
	Sagami Rubber Industries Co. Ltd.	1,000	5,238
	Saibu Gas Holdings Co. Ltd.	2,800	41,086
	Sakai Chemical Industry Co. Ltd.	2,200	30,710
	Sakai Heavy Industries Ltd.	600	21,958
	Sakai Moving Service Co. Ltd.	1,700	63,914
	Sakata INX Corp.	5,200	44,822
#	Sakura Internet, Inc.	1,700	12,932
	Sala Corp.	7,300	37,453
#	Samco, Inc.	900	33,741
	SAMTY Co. Ltd.	2,800	44,727

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San Holdings, Inc.	2,200	$35,386
	San ju San Financial Group, Inc.	2,700	33,001
	San-A Co. Ltd.	2,500	82,858
	San-Ai Obbli Co. Ltd.	6,600	75,155
	Sanei Architecture Planning Co. Ltd.	1,300	14,030
	Sangetsu Corp.	5,000	91,789
	San-In Godo Bank Ltd.	16,200	104,863
	Sanken Electric Co. Ltd.	2,400	245,204
	Sanki Engineering Co. Ltd.	5,000	54,332
	Sanko Gosei Ltd.	2,900	12,831
	Sankyo Frontier Co. Ltd.	600	16,134
	Sankyo Seiko Co. Ltd.	4,000	19,399
	Sankyo Tateyama, Inc.	2,800	18,948
	Sankyu, Inc.	4,400	152,580
	Sanoh Industrial Co. Ltd.	5,400	32,787
	Sansei Technologies, Inc.	1,200	10,536
	Sansha Electric Manufacturing Co. Ltd.	800	8,332
	Sanshin Electronics Co. Ltd.	2,000	30,553
	Santec Holdings Corp.	600	12,768
	Sanwa Co. Ltd./Kitahama Chuo-Ku Osaka	400	1,833
	Sanyo Chemical Industries Ltd.	1,600	48,700
	Sanyo Denki Co. Ltd.	1,000	50,722
	Sanyo Electric Railway Co. Ltd.	3,300	51,383
	Sanyo Shokai Ltd.	2,500	36,037
	Sanyo Special Steel Co. Ltd.	1,900	38,170
	Sanyo Trading Co. Ltd.	2,600	24,943
	Sapporo Holdings Ltd.	5,800	152,809
	Sato Holdings Corp.	3,000	42,012
	Sato Shoji Corp.	2,600	28,072
	Satori Electric Co. Ltd.	2,600	27,171
	Sawai Group Holdings Co. Ltd.	4,300	107,101
	Saxa Holdings, Inc.	400	5,882
	SB Technology Corp.	1,400	25,492
	SBI Global Asset Management Co. Ltd.	6,200	23,828
	SBI Insurance Group Co. Ltd.	1,200	9,121
	SBS Holdings, Inc.	2,300	54,558
	Scroll Corp.	4,700	32,046
	SEC Carbon Ltd.	200	14,975
	Seed Co. Ltd.	1,500	6,447
	Seika Corp.	1,600	22,672
	Seikagaku Corp.	5,200	28,311
	Seikitokyu Kogyo Co. Ltd.	4,300	43,692
	Seiko Group Corp.	3,300	61,007
	Seiko PMC Corp.	800	3,261
	Seino Holdings Co. Ltd.	9,000	141,647
#	Seiren Co. Ltd.	5,100	88,121
	Sekisui Jushi Corp.	3,700	58,139
	Sekisui Kasei Co. Ltd.	3,500	11,154
	SEMITEC Corp.	800	12,889
	Senko Group Holdings Co. Ltd.	12,500	90,484
	Senshu Electric Co. Ltd.	2,000	56,420
	Senshu Ikeda Holdings, Inc.	29,200	53,664
#*	Senshukai Co. Ltd.	3,000	8,419
	SERAKU Co. Ltd.	1,100	10,581
	Seria Co. Ltd.	4,800	80,513
	Seven Bank Ltd.	3,200	6,950
	Shibaura Electronics Co. Ltd.	1,200	60,503
	Shibaura Machine Co. Ltd.	2,500	79,925
	Shibaura Mechatronics Corp.	400	66,957

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shibusawa Warehouse Co. Ltd.	1,200	$26,044
	Shibuya Corp.	2,000	37,018
#	Shidax Corp.	2,800	12,566
	Shiga Bank Ltd.	4,699	100,668
	Shikibo Ltd.	900	6,565
	Shikoku Bank Ltd.	5,400	35,387
*	Shikoku Electric Power Co., Inc.	16,100	113,422
	Shikoku Kasei Holdings Corp.	4,600	45,876
	Shima Seiki Manufacturing Ltd.	3,200	43,801
	Shimizu Bank Ltd.	2,400	25,853
	Shimojima Co. Ltd.	1,200	9,248
	Shin Nippon Air Technologies Co. Ltd.	1,200	20,131
#	Shin Nippon Biomedical Laboratories Ltd.	3,300	48,690
	Shinagawa Refractories Co. Ltd.	900	39,914
	Shindengen Electric Manufacturing Co. Ltd.	1,400	32,282
	Shin-Etsu Polymer Co. Ltd.	5,000	49,660
	Shinko Shoji Co. Ltd.	4,000	31,937
	Shinmaywa Industries Ltd.	7,700	77,749
	Shinnihon Corp.	3,400	30,326
#	Shinnihonseiyaku Co. Ltd.	500	5,203
	Shinsho Corp.	1,000	43,025
	Shinwa Co. Ltd.	3,200	33,086
	Ship Healthcare Holdings, Inc.	9,600	155,486
	Shizuki Electric Co., Inc.	1,600	6,045
	Shizuoka Gas Co. Ltd.	5,100	39,425
	Shoei Co. Ltd.	6,000	109,084
	Shoei Foods Corp.	1,400	42,604
	Shofu, Inc.	1,700	28,439
	Showa Sangyo Co. Ltd.	2,000	38,619
	Sigma Koki Co. Ltd.	700	7,744
	SIGMAXYZ Holdings, Inc.	3,400	31,806
	Siix Corp.	3,600	38,965
#*	Silver Life Co. Ltd.	700	6,220
*	Simplex Holdings, Inc.	2,900	58,552
	Sinanen Holdings Co. Ltd.	1,300	35,860
	Sinfonia Technology Co. Ltd.	3,599	43,673
	Sinko Industries Ltd.	2,400	33,204
	Sintokogio Ltd.	5,338	39,289
	SK-Electronics Co. Ltd.	1,300	14,640
	SKY Perfect JSAT Holdings, Inc.	20,600	86,022
*	Smaregi, Inc.	600	9,378
	SMK Corp.	500	9,389
	SMS Co. Ltd.	6,300	133,815
#	Snow Peak, Inc.	3,200	39,765
	SNT Corp.	3,900	7,055
	Soda Nikka Co. Ltd.	3,100	18,782
	Sodick Co. Ltd.	5,800	29,667
#	Soft99 Corp.	2,300	21,933
	Softcreate Holdings Corp.	1,800	21,524
	Software Service, Inc.	400	28,907
	Soiken Holdings, Inc.	2,200	4,349
	Soken Chemical & Engineering Co. Ltd.	800	10,796
	Solasto Corp.	6,800	33,379
	Soliton Systems KK	1,500	13,108
	Sotetsu Holdings, Inc.	9,700	187,713
#	Sotoh Co. Ltd.	600	3,217
	Space Co. Ltd.	4,280	33,240
	Sparx Group Co. Ltd.	2,360	25,105
	SPK Corp.	1,000	12,940

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	S-Pool, Inc.	7,500	$28,957
#	Sprix, Inc.	1,600	9,094
	SRA Holdings	1,000	22,696
#*	SRE Holdings Corp.	1,600	41,315
	ST Corp.	2,100	22,499
	St. Marc Holdings Co. Ltd.	1,700	23,168
	Star Mica Holdings Co. Ltd.	3,600	15,637
	Star Micronics Co. Ltd.	5,000	62,287
	Starts Corp., Inc.	3,800	78,798
	Starzen Co. Ltd.	2,000	32,739
	St-Care Holding Corp.	2,600	14,338
	Stella Chemifa Corp.	1,500	32,994
	Step Co. Ltd.	1,500	18,679
	Strike Co. Ltd.	900	19,008
#	Studio Alice Co. Ltd.	1,100	16,710
	Subaru Enterprise Co. Ltd.	200	14,264
	Sugimoto & Co. Ltd.	1,500	22,312
	Sumida Corp.	3,300	34,030
	Suminoe Textile Co. Ltd.	900	14,593
	Sumitomo Bakelite Co. Ltd.	4,300	187,144
	Sumitomo Densetsu Co. Ltd.	2,200	49,029
	Sumitomo Mitsui Construction Co. Ltd.	21,592	57,280
	Sumitomo Osaka Cement Co. Ltd.	4,000	112,304
	Sumitomo Pharma Co. Ltd.	18,900	78,340
	Sumitomo Riko Co. Ltd.	5,000	28,798
	Sumitomo Seika Chemicals Co. Ltd.	900	29,468
	Sumitomo Warehouse Co. Ltd.	7,300	125,451
	Sun Frontier Fudousan Co. Ltd.	3,700	39,284
	Suncall Corp.	1,500	5,714
	Sun-Wa Technos Corp.	1,500	23,957
	Suruga Bank Ltd.	20,500	86,263
	Suzuden Corp.	1,100	17,070
	Suzuken Co. Ltd.	900	26,278
	Suzuki Co. Ltd.	1,400	9,116
	SWCC Corp.	4,300	59,190
#*	SymBio Pharmaceuticals Ltd.	4,400	12,945
	System Information Co. Ltd.	1,800	9,287
	System Research Co. Ltd.	600	10,841
	System Support, Inc.	1,000	13,828
	Systena Corp.	34,600	66,275
	Syuppin Co. Ltd.	1,800	13,803
	T Hasegawa Co. Ltd.	3,100	74,042
	T RAD Co. Ltd.	1,100	14,246
	T&K Toka Co. Ltd.	2,300	19,288
	Tachibana Eletech Co. Ltd.	2,500	48,189
	Tachikawa Corp.	2,700	24,056
	Tachi-S Co. Ltd.	4,300	47,116
	Tadano Ltd.	13,200	103,587
	Taihei Dengyo Kaisha Ltd.	2,000	62,566
	Taiheiyo Cement Corp.	8,800	183,782
	Taiho Kogyo Co. Ltd.	1,900	11,188
	Taikisha Ltd.	2,600	77,415
	Taiko Bank Ltd.	1,100	9,044
	Taisei Lamick Co. Ltd.	800	17,093
	Taiyo Holdings Co. Ltd.	3,000	56,143
	Takamatsu Construction Group Co. Ltd.	2,100	39,886
	Takamiya Co. Ltd.	1,700	6,330
	Takaoka Toko Co. Ltd.	1,200	17,934
	Takara & Co. Ltd.	1,500	24,547

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara Bio, Inc.	5,600	$68,812
	Takara Holdings, Inc.	18,700	164,568
	Takara Standard Co. Ltd.	3,100	40,615
	Takasago International Corp.	2,100	42,218
	Takasago Thermal Engineering Co. Ltd.	4,800	86,667
	Takashimaya Co. Ltd.	3,500	50,878
#	Takasho Co. Ltd.	1,700	7,916
	Takatori Corp.	400	17,050
	Take & Give Needs Co. Ltd.	1,300	10,981
	TAKEBISHI Corp.	1,400	17,682
	Takeuchi Manufacturing Co. Ltd.	3,400	106,549
#	Takisawa Machine Tool Co. Ltd.	1,100	19,534
	Takuma Co. Ltd.	7,800	85,350
	Tama Home Co. Ltd.	1,900	46,865
	Tamron Co. Ltd.	2,000	63,411
	Tamura Corp.	11,000	47,726
#*	Tanaka Chemical Corp.	1,600	15,419
#	Tanseisha Co. Ltd.	5,900	32,507
	Taoka Chemical Co. Ltd.	1,000	5,320
	Tatsuta Electric Wire & Cable Co. Ltd.	5,200	26,144
	Tayca Corp.	1,900	19,977
	Tazmo Co. Ltd.	1,200	21,098
#*	Tbk Co. Ltd.	2,800	8,554
	TDC Soft, Inc.	2,600	35,601
	TechMatrix Corp.	5,200	57,050
*	Techno Horizon Co. Ltd.	1,400	5,449
	Techno Medica Co. Ltd.	700	10,461
	Techno Ryowa Ltd.	1,500	11,380
	Techno Smart Corp.	700	7,996
	Tecnos Japan, Inc.	2,900	12,863
	Teijin Ltd.	15,400	164,714
	Teikoku Electric Manufacturing Co. Ltd.	2,300	42,805
	Teikoku Sen-I Co. Ltd.	2,900	34,626
	Teikoku Tsushin Kogyo Co. Ltd.	800	9,360
	Tekken Corp.	1,800	25,862
#	Temairazu, Inc.	400	11,101
	Tenma Corp.	2,000	37,117
	Tenpos Holdings Co. Ltd.	700	12,274
	Terilogy Holdings	1,600	3,716
	TESEC Corp.	700	16,235
	Tess Holdings Co. Ltd.	1,400	5,665
	T-Gaia Corp.	2,100	26,515
	TKC Corp.	2,400	62,404
*	TKP Corp.	1,600	32,005
	Toa Corp.	5,000	73,313
	TOA ROAD Corp.	600	20,269
	Toagosei Co. Ltd.	10,300	97,690
	Tobishima Corp.	3,420	33,050
	TOC Co. Ltd.	6,100	26,287
	Tocalo Co. Ltd.	8,200	83,339
	Tochigi Bank Ltd.	12,300	24,693
	Toda Corp.	25,600	142,583
*	Toda Kogyo Corp.	200	3,074
	Toei Co. Ltd.	300	38,142
	Toenec Corp.	1,400	36,991
	Toho Bank Ltd.	31,300	54,386
	Toho Co. Ltd.	900	17,067
	Toho Gas Co. Ltd.	9,500	177,996
	Toho Holdings Co. Ltd.	5,800	113,087

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Toho Titanium Co. Ltd.	4,500	$64,274
	Toho Zinc Co. Ltd.	1,700	21,187
	Tohoku Bank Ltd.	800	6,056
	Tohokushinsha Film Corp.	1,800	13,225
	Tokai Carbon Co. Ltd.	25,500	226,862
	Tokai Corp.	2,500	33,707
	TOKAI Holdings Corp.	10,700	68,167
	Tokai Rika Co. Ltd.	6,900	109,174
	Tokai Tokyo Financial Holdings, Inc.	25,100	77,380
	Token Corp.	880	46,376
	Tokushu Tokai Paper Co. Ltd.	919	21,851
	Tokuyama Corp.	6,900	118,692
	Tokyo Base Co. Ltd.	2,400	5,764
	Tokyo Electron Device Ltd.	800	57,595
	Tokyo Energy & Systems, Inc.	4,100	28,648
	Tokyo Individualized Educational Institute, Inc.	3,700	12,310
	Tokyo Keiki, Inc.	1,800	16,498
	Tokyo Kiraboshi Financial Group, Inc.	3,024	80,024
#	Tokyo Ohka Kogyo Co. Ltd.	1,000	63,162
#	Tokyo Rakutenchi Co. Ltd.	500	14,468
	Tokyo Rope Manufacturing Co. Ltd.	600	5,444
	Tokyo Sangyo Co. Ltd.	2,700	16,594
	Tokyo Seimitsu Co. Ltd.	3,600	199,413
	Tokyo Steel Manufacturing Co. Ltd.	6,600	79,839
	Tokyo Tekko Co. Ltd.	1,500	36,586
#	Tokyo Theatres Co., Inc.	600	4,746
	Tokyotokeiba Co. Ltd.	1,800	48,768
	Tokyu Construction Co. Ltd.	10,400	56,278
	Toli Corp.	6,000	15,029
	Tomato Bank Ltd.	900	6,957
	Tomen Devices Corp.	400	14,101
	Tomoe Corp.	3,500	13,106
	Tomoe Engineering Co. Ltd.	1,000	20,552
	Tomoku Co. Ltd.	1,500	23,441
	TOMONY Holdings, Inc.	16,800	47,656
	Tomy Co. Ltd.	10,417	140,928
	Tonami Holdings Co. Ltd.	800	28,920
	Topcon Corp.	13,400	163,071
	Topre Corp.	4,300	49,556
	Topy Industries Ltd.	2,900	50,452
#	Torex Semiconductor Ltd.	1,100	18,763
	Toridoll Holdings Corp.	4,600	113,621
	Torigoe Co. Ltd.	2,500	11,095
	Torii Pharmaceutical Co. Ltd.	1,600	40,634
	Torishima Pump Manufacturing Co. Ltd.	2,000	26,610
	Tosei Corp.	4,200	52,076
	Toshiba TEC Corp.	3,200	92,948
	Tosho Co. Ltd.	2,800	28,277
	Totech Corp.	1,200	44,776
	Totetsu Kogyo Co. Ltd.	3,100	59,357
#	Tottori Bank Ltd.	600	5,178
	Toukei Computer Co. Ltd.	500	22,056
	Towa Bank Ltd.	7,700	31,816
	Towa Corp.	1,800	33,962
	Towa Pharmaceutical Co. Ltd.	3,000	37,956
	Toyo Construction Co. Ltd.	10,400	79,020
	Toyo Corp.	3,000	29,711
#	Toyo Denki Seizo KK	1,000	6,854
*	Toyo Engineering Corp.	3,400	15,559

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Gosei Co. Ltd.	600	$35,969
	Toyo Ink SC Holdings Co. Ltd.	3,800	58,583
	Toyo Kanetsu KK	1,200	31,354
#	Toyo Machinery & Metal Co. Ltd.	2,600	12,661
	Toyo Securities Co. Ltd.	12,000	28,896
	Toyo Tanso Co. Ltd.	1,900	76,173
	Toyo Tire Corp.	13,900	188,210
	Toyobo Co. Ltd.	10,000	76,309
	Toyoda Gosei Co. Ltd.	1,700	36,285
	TPR Co. Ltd.	3,300	41,949
	Trancom Co. Ltd.	1,000	49,554
#	Trans Genic, Inc.	2,100	4,340
	Transaction Co. Ltd.	2,400	29,892
	Transcosmos, Inc.	3,300	80,899
	TRE Holdings Corp.	6,356	55,213
	Treasure Factory Co. Ltd.	1,400	13,813
#	Trenders, Inc.	1,600	13,455
	Tri Chemical Laboratories, Inc.	2,300	42,710
	Trusco Nakayama Corp.	5,200	80,117
	TS Tech Co. Ltd.	11,800	152,452
	TSI Holdings Co. Ltd.	8,125	41,229
#	Tsubaki Nakashima Co. Ltd.	4,600	26,627
	Tsubakimoto Chain Co.	3,500	93,317
	Tsubakimoto Kogyo Co. Ltd.	400	13,391
	Tsuburaya Fields Holdings, Inc.	4,100	87,974
	Tsugami Corp.	5,000	43,884
	Tsukada Global Holdings, Inc.	1,900	6,821
	Tsukishima Holdings Co. Ltd.	4,000	36,089
#	Tsukuba Bank Ltd.	5,500	8,555
	Tsumura & Co.	7,800	145,156
	Tsurumi Manufacturing Co. Ltd.	2,000	36,415
	Tsutsumi Jewelry Co. Ltd.	800	13,419
	TV Asahi Holdings Corp.	3,400	42,902
	Tv Tokyo Holdings Corp.	1,500	36,588
	UACJ Corp.	4,203	84,177
	UBE Corp.	12,100	220,851
	Ubicom Holdings, Inc.	800	8,047
	Uchida Yoko Co. Ltd.	1,200	46,609
	ULS Group, Inc.	300	8,002
	Ultrafabrics Holdings Co. Ltd.	600	9,889
	Ulvac, Inc.	4,200	180,352
	Union Tool Co.	900	20,845
	Unipres Corp.	5,500	43,911
#	United Arrows Ltd.	2,700	45,570
	United Super Markets Holdings, Inc.	6,300	49,585
	UNITED, Inc.	2,400	14,505
*	Unitika Ltd.	10,400	17,132
*	Universal Entertainment Corp.	3,800	68,740
	Usen-Next Holdings Co. Ltd.	1,600	37,008
	User Local, Inc.	600	9,325
	Ushio, Inc.	11,800	163,479
*	UT Group Co. Ltd.	4,300	86,915
#*	UUUM Co. Ltd.	1,800	8,514
	V Technology Co. Ltd.	1,500	26,128
	Valor Holdings Co. Ltd.	4,800	72,090
	Valqua Ltd.	1,500	41,027
	Value HR Co. Ltd.	1,400	12,880
	ValueCommerce Co. Ltd.	2,300	22,003
#	Valuence Holdings, Inc.	900	17,746

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	V-Cube, Inc.	1,000	$3,225
	Vector, Inc.	3,300	30,444
	Vertex Corp.	1,800	19,697
*	Vision, Inc.	5,000	61,969
*	Visional, Inc.	1,100	60,521
	Vital KSK Holdings, Inc.	5,900	41,191
	VT Holdings Co. Ltd.	7,400	27,760
	Wacoal Holdings Corp.	5,200	113,147
	Wacom Co. Ltd.	21,700	92,449
	Wakachiku Construction Co. Ltd.	1,700	37,262
	Wakita & Co. Ltd.	3,700	33,429
	Warabeya Nichiyo Holdings Co. Ltd.	2,500	48,158
	Watahan & Co. Ltd.	2,000	19,083
	WDB Holdings Co. Ltd.	1,100	16,273
	Weathernews, Inc.	700	31,348
#*	Welbe, Inc.	1,700	5,697
	Wellneo Sugar Co. Ltd.	2,100	30,753
	Wellnet Corp.	2,300	9,286
#	West Holdings Corp.	2,108	41,263
	Will Group, Inc.	1,500	11,896
*	WingArc1st, Inc.	2,600	50,058
	WIN-Partners Co. Ltd.	3,100	23,737
#	Wood One Co. Ltd.	600	5,186
	World Co. Ltd.	2,800	34,643
	World Holdings Co. Ltd.	1,000	18,780
	Wowow, Inc.	800	6,531
*	W-Scope Corp.	2,400	25,992
	Xebio Holdings Co. Ltd.	4,700	37,604
	Yachiyo Industry Co. Ltd.	1,300	12,647
	Yahagi Construction Co. Ltd.	4,200	39,600
	Yaizu Suisankagaku Industry Co. Ltd.	1,100	6,467
	YAKUODO Holdings Co. Ltd.	1,200	21,355
	YAMABIKO Corp.	3,960	43,276
	YAMADA Consulting Group Co. Ltd.	1,900	21,485
	Yamae Group Holdings Co. Ltd.	1,100	25,675
	Yamagata Bank Ltd.	3,600	28,794
	Yamaguchi Financial Group, Inc.	24,000	186,633
	Yamaichi Electronics Co. Ltd.	3,100	49,786
#	YA-MAN Ltd.	2,600	18,629
	Yamanashi Chuo Bank Ltd.	4,600	45,873
	Yamatane Corp.	1,000	13,068
	Yamato Corp.	1,400	9,026
	Yamaura Corp.	1,300	10,732
	Yamaya Corp.	1,000	19,138
	Yamazen Corp.	6,600	56,157
	Yaoko Co. Ltd.	2,100	110,775
	Yashima Denki Co. Ltd.	2,600	24,824
	Yasuda Logistics Corp.	2,000	14,198
	Yasunaga Corp.	900	5,864
	Yellow Hat Ltd.	4,500	59,126
	Yodogawa Steel Works Ltd.	2,400	57,556
	Yokogawa Bridge Holdings Corp.	4,000	71,961
	Yokorei Co. Ltd.	6,700	57,508
	Yokowo Co. Ltd.	2,300	29,732
	Yomeishu Seizo Co. Ltd.	1,000	13,189
	Yondenko Corp.	840	13,815
	Yondoshi Holdings, Inc.	2,300	31,369
	Yonex Co. Ltd.	7,400	72,329
	Yorozu Corp.	2,000	13,197

VA International Small Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Yoshimura Food Holdings KK	1,500	$11,955
	Yoshinoya Holdings Co. Ltd.	6,300	124,622
	Yotai Refractories Co. Ltd.	3,000	32,917
	Yuasa Trading Co. Ltd.	2,000	64,062
	Yukiguni Maitake Co. Ltd.	2,100	13,658
	Yurtec Corp.	6,100	37,927
	Yushin Precision Equipment Co. Ltd.	1,200	6,207
	Yushiro Chemical Industry Co. Ltd.	1,000	8,474
	Zenitaka Corp.	400	9,089
	Zenrin Co. Ltd.	3,800	23,858
	ZERIA Pharmaceutical Co. Ltd.	3,400	55,687
	ZIGExN Co. Ltd.	4,400	24,321
#	Zuiko Corp.	2,800	25,028
TOTAL JAPAN			67,710,742
NETHERLANDS — (2.1%)
	Aalberts NV	12,632	570,013
	Acomo NV	2,505	56,786
#*Ω	Alfen NV	2,289	158,841
	Allfunds Group PLC	3,570	23,276
	AMG Critical Materials NV	3,379	138,150
	APERAM SA	5,957	187,997
	Arcadis NV	9,292	407,379
	ASR Nederland NV	11,110	503,610
*	Avantium NV	2,577	9,950
Ω	B&S Group Sarl	3,081	13,552
#*Ω	Basic-Fit NV	4,834	163,168
	BE Semiconductor Industries NV	8,732	1,042,589
	Beter Bed Holding NV	1,921	12,160
	Brunel International NV	2,645	36,820
	Corbion NV	7,289	171,293
Ω	CTP NV	9,791	134,156
	Flow Traders Ltd.	4,148	90,240
	ForFarmers NV	4,983	15,640
*	Fugro NV	14,769	263,350
	Heijmans NV, CVA	3,283	45,408
*	InPost SA	11,331	135,403
	Kendrion NV	2,301	42,956
	Koninklijke BAM Groep NV	30,141	70,134
	Koninklijke Vopak NV	8,061	303,914
*Ω	Lucas Bols NV	553	6,414
	Nedap NV	608	40,662
	OCI NV	2,517	71,734
	Ordina NV	8,674	54,362
*	Pharming Group NV	79,550	100,408
#	PostNL NV	34,815	70,698
	SBM Offshore NV	15,980	232,157
*	SIF Holding NV	631	8,948
Ω	Signify NV	14,744	463,573
	Sligro Food Group NV	3,086	59,579
#*††	SRH NV	15,156	0
	TKH Group NV	5,041	263,021
*	TomTom NV	7,909	69,090
	Van Lanschot Kempen NV	4,197	137,524
*	Vivoryon Therapeutics NV	526	8,017
TOTAL NETHERLANDS			6,182,972

VA International Small Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (0.4%)
*	Air New Zealand Ltd.	154,825	$76,018
	Arvida Group Ltd.	47,933	37,254
	Briscoe Group Ltd.	4,326	12,386
	Channel Infrastructure NZ Ltd.	22,065	22,478
	Chorus Ltd.	36,139	193,072
	Delegat Group Ltd.	3,242	18,579
	Freightways Group Ltd.	12,407	65,998
#*	Gentrack Group Ltd.	4,745	13,214
#	Hallenstein Glasson Holdings Ltd.	5,327	21,179
	Heartland Group Holdings Ltd.	62,793	70,219
	Investore Property Ltd.	30,334	28,093
	KMD Brands Ltd.	57,266	32,381
#	Manawa Energy Ltd.	4,827	14,402
	NZME Ltd.	14,069	8,645
	NZX Ltd.	24,081	18,396
	Oceania Healthcare Ltd.	61,685	29,113
*	Pacific Edge Ltd.	48,944	4,072
	PGG Wrightson Ltd.	1,057	2,753
*	Rakon Ltd.	8,194	3,717
	Restaurant Brands New Zealand Ltd.	2,935	11,837
	Sanford Ltd.	8,585	22,208
	Scales Corp. Ltd.	8,503	17,490
*	Serko Ltd.	3,777	9,394
	Skellerup Holdings Ltd.	13,671	37,893
	SKY Network Television Ltd.	12,046	18,699
	SKYCITY Entertainment Group Ltd.	47,456	66,627
	Steel & Tube Holdings Ltd.	31,557	25,282
	Summerset Group Holdings Ltd.	14,160	90,606
*	Synlait Milk Ltd.	6,969	7,035
#*	Tourism Holdings Ltd.	12,709	27,959
	TOWER Ltd.	35,693	13,973
	Turners Automotive Group Ltd.	4,465	9,814
#*	Vista Group International Ltd.	17,608	20,137
	Warehouse Group Ltd.	13,502	15,101
TOTAL NEW ZEALAND			1,066,024
NORWAY — (1.0%)
	2020 Bulkers Ltd.	1,664	17,144
	ABG Sundal Collier Holding ASA	48,103	26,679
	AF Gruppen ASA	2,925	39,244
#*	Agilyx ASA	3,604	10,684
*	Akastor ASA	20,811	22,420
*	Aker Carbon Capture ASA	25,149	38,146
	AMSC ASA	10,667	42,320
*	ArcticZymes Technologies ASA	4,800	17,747
	Atea ASA	9,153	124,305
#*	Atlantic Sapphire ASA	5,141	3,126
	Austevoll Seafood ASA	3,118	23,411
Ω	Avance Gas Holding Ltd.	3,411	29,142
*	Axactor ASA	25,001	13,736
	B2Holding ASA	23,892	16,468
	Belships ASA	7,600	13,595
*	BLUENORD ASA	1,879	82,624
	Bonheur ASA	2,161	54,315
*	Borr Drilling Ltd.	21,860	191,931
	Borregaard ASA	6,240	101,839
	Bouvet ASA	10,437	64,207
*	BW Energy Ltd.	9,235	27,441
Ω	BW LPG Ltd.	9,293	99,455

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	BW Offshore Ltd.	10,768	$29,491
#*	Cadeler AS	6,833	28,360
*	Cloudberry Clean Energy ASA	22,324	26,014
*Ω	Crayon Group Holding ASA	6,066	64,588
#	DNO ASA	32,889	35,676
	Elopak ASA	10,134	22,142
Ω	Europris ASA	19,704	119,536
	FLEX LNG Ltd.	1,267	40,188
*	Gaming Innovation Group, Inc.	7,082	19,096
#	Golden Ocean Group Ltd.	5,871	46,004
	Grieg Seafood ASA	5,477	39,466
*	Hexagon Composites ASA	17,331	51,708
*	Hexagon Purus ASA	5,948	12,109
	Hoegh Autoliners ASA	1,644	9,502
#*	IDEX Biometrics ASA	73,187	4,948
*	Kahoot! ASA	23,109	79,493
Ω	Kid ASA	3,128	25,098
	Kitron ASA	23,107	85,400
*	Kongsberg Automotive ASA	96,264	24,026
*	LINK Mobility Group Holding ASA	10,945	15,284
	Medistim ASA	1,105	28,317
*	Morrow Bank ASA	13,215	5,872
	MPC Container Ships ASA	26,724	49,857
Ω	Multiconsult ASA	1,536	23,324
*Ω	Norske Skog ASA	4,538	20,346
*	Norwegian Air Shuttle ASA	69,005	68,879
*	NRC Group ASA	5,788	6,219
*	Odfjell Drilling Ltd.	9,723	27,646
	Odfjell SE, Class A	2,813	25,658
	Odfjell Technology Ltd.	1,620	8,253
*	OKEA ASA	3,071	11,587
Ω	Okeanis Eco Tankers Corp.	1,276	30,982
#	Otello Corp. ASA	4,092	3,715
	Panoro Energy ASA	7,326	22,321
	Pareto Bank ASA	2,935	15,565
*	Pexip Holding ASA	6,590	12,005
*	PGS ASA	115,956	81,540
*	PhotoCure ASA	3,580	17,529
*Ω	poLight ASA	4,564	5,733
	Protector Forsikring ASA	8,297	135,523
	Rana Gruber ASA, Class A	3,575	20,460
*	REC Silicon ASA	35,228	60,048
	Sandnes Sparebank	1,135	9,733
*	SATS ASA	6,868	6,992
Ω	Scatec ASA	13,436	112,298
*	Self Storage Group ASA	5,747	13,424
	Selvaag Bolig ASA	5,226	16,595
#*Ω	Shelf Drilling Ltd.	13,484	33,122
*	Siem Offshore, Inc.	8,468	17,433
	Sparebank 1 Oestlandet	2,663	33,465
	SpareBank 1 Sorost-Norge	8,478	41,799
	Sparebanken More	3,895	29,421
	Stolt-Nielsen Ltd.	2,682	66,314
*	Ultimovacs ASA	2,180	16,582
	Veidekke ASA	8,719	98,306
*	Volue ASA	4,262	9,009
*	Vow ASA	3,860	6,559
	Wilh Wilhelmsen Holding ASA, Class A	1,434	39,142
#Ω	XXL ASA	10,608	1,611

VA International Small Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Zaptec ASA	6,598	$19,240
TOTAL NORWAY			3,090,532
PORTUGAL — (0.4%)
#	Altri SGPS SA	8,373	39,371
*	Banco Comercial Portugues SA, Class R	1,368,272	373,682
	Corticeira Amorim SGPS SA	5,127	58,109
	CTT-Correios de Portugal SA	11,368	44,873
#*	Greenvolt-Energias Renovaveis SA	3,871	27,045
	Ibersol SGPS SA	1,871	14,239
	Mota-Engil SGPS SA	12,914	35,544
	Navigator Co. SA	16,876	59,152
#	NOS SGPS SA	33,682	127,895
	REN - Redes Energeticas Nacionais SGPS SA	67,580	184,536
	Sonae SGPS SA	109,133	118,656
TOTAL PORTUGAL			1,083,102
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	18,200	51,628
	Aztech Global Ltd.	18,500	10,226
*††	Best World International Ltd.	8,300	10,124
	Boustead Singapore Ltd.	40,300	26,988
	Bukit Sembawang Estates Ltd.	15,900	49,047
	Capitaland India Trust	99,814	85,573
	China Aviation Oil Singapore Corp. Ltd.	27,800	19,355
	China Sunsine Chemical Holdings Ltd.	43,800	13,519
	Chuan Hup Holdings Ltd.	87,000	11,574
	ComfortDelGro Corp. Ltd.	201,300	190,921
*	COSCO Shipping International Singapore Co. Ltd.	175,500	20,206
*	Creative Technology Ltd.	2,650	2,430
	CSE Global Ltd.	40,000	14,433
	Del Monte Pacific Ltd.	39,100	4,994
	Delfi Ltd.	32,000	29,126
	DFI Retail Group Holdings Ltd.	12,700	34,187
	Dyna-Mac Holdings Ltd.	68,700	21,462
*††	Ezion Holdings Ltd.	243,320	0
#*††	Ezra Holdings Ltd.	229,921	0
	Far East Orchard Ltd.	11,554	9,031
	First Resources Ltd.	38,500	43,743
	Food Empire Holdings Ltd.	26,500	21,540
	Fraser & Neave Ltd.	24,800	20,507
	Frencken Group Ltd.	23,200	15,096
	Fu Yu Corp. Ltd.	62,300	7,888
	Geo Energy Resources Ltd.	62,900	10,420
	Golden Agri-Resources Ltd.	641,300	120,763
*	Golden Energy & Resources Ltd.	46,300	6,269
	GuocoLand Ltd.	41,300	48,149
	Haw Par Corp. Ltd.	8,500	61,457
	Ho Bee Land Ltd.	24,900	36,912
	Hong Fok Corp. Ltd.	54,120	40,307
	Hong Leong Asia Ltd.	16,000	7,763
	Hong Leong Finance Ltd.	28,500	54,652
	Hotel Grand Central Ltd.	44,475	29,765
	Hour Glass Ltd.	15,200	23,768
	Hutchison Port Holdings Trust	544,100	100,717
*††	Hyflux Ltd.	27,500	0
	iFAST Corp. Ltd.	11,400	48,527
	Indofood Agri Resources Ltd.	28,000	6,221

VA International Small Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Japfa Ltd.	32,120	$5,561
	Keppel Infrastructure Trust	359,185	137,630
*	Mandarin Oriental International Ltd.	29,400	49,363
	Metro Holdings Ltd.	51,300	22,946
	Micro-Mechanics Holdings Ltd.	5,200	7,390
*††	Midas Holdings Ltd.	114,000	0
*	mm2 Asia Ltd.	96,000	2,891
	Nanofilm Technologies International Ltd.	23,000	19,728
	Netlink NBN Trust	252,800	163,522
*	Oceanus Group Ltd.	837,300	6,967
	OUE Ltd.	48,400	38,968
	Oxley Holdings Ltd.	85,599	7,976
	Propnex Ltd.	24,200	18,566
	QAF Ltd.	16,600	9,988
*	Raffles Education Ltd.	63,960	3,125
	Raffles Medical Group Ltd.	85,287	89,868
	Riverstone Holdings Ltd.	50,900	23,957
*	SATS Ltd.	78,875	166,101
	SBS Transit Ltd.	8,500	16,626
	Sheng Siong Group Ltd.	66,800	82,398
*	SIA Engineering Co. Ltd.	22,600	41,665
	Silverlake Axis Ltd.	61,400	13,397
	Sinarmas Land Ltd.	108,000	15,839
	Singapore Land Group Ltd.	16,800	26,581
	Singapore Post Ltd.	134,500	50,583
	Stamford Land Corp. Ltd.	40,485	12,332
	StarHub Ltd.	68,000	53,176
	Straits Trading Co. Ltd.	15,812	25,092
*††	Swiber Holdings Ltd.	34,498	0
	Thomson Medical Group Ltd.	346,900	15,663
	Tuan Sing Holdings Ltd.	49,967	12,040
	UMS Holdings Ltd.	44,262	36,630
	UOB-Kay Hian Holdings Ltd.	43,207	44,524
	Valuetronics Holdings Ltd.	29,800	12,330
	Venture Corp. Ltd.	20,200	227,733
	Vicom Ltd.	8,800	11,255
	Wing Tai Holdings Ltd.	50,670	54,484
	Yangzijiang Shipbuilding Holdings Ltd.	31,400	36,376
	Yeo Hiap Seng Ltd.	2,538	1,240
TOTAL SINGAPORE			2,873,799
SPAIN — (2.3%)
	Acerinox SA	18,875	198,705
Ω	Aedas Homes SA	1,281	22,919
	Alantra Partners SA	1,872	20,810
	Almirall SA	11,535	110,651
#*	Amper SA	155,515	18,086
	Applus Services SA	18,804	201,720
	Atresmedia Corp. de Medios de Comunicacion SA	14,966	62,038
#*	Audax Renovables SA	12,157	16,717
	Azkoyen SA	2,184	14,699
	Banco de Sabadell SA	739,755	911,654
	Bankinter SA	84,414	546,162
	Cia de Distribucion Integral Logista Holdings SA	7,624	212,138
	CIE Automotive SA	5,608	175,758
	Construcciones y Auxiliar de Ferrocarriles SA	2,609	88,969
*	Distribuidora Internacional de Alimentacion SA	2,246,218	37,730
	Ebro Foods SA	9,310	171,622
*	eDreams ODIGEO SA	8,243	60,509

VA International Small Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Elecnor SA	4,118	$63,158
	Enagas SA	30,879	547,995
	Ence Energia y Celulosa SA	13,122	39,962
	Ercros SA	14,096	49,490
	Faes Farma SA	40,443	140,139
	Fluidra SA	9,216	203,814
	Fomento de Construcciones y Contratas SA	6,991	92,773
Ω	Gestamp Automocion SA	17,887	86,841
Ω	Global Dominion Access SA	11,493	48,379
*	Grenergy Renovables SA	1,360	41,053
*	Grifols SA	7,328	107,651
	Grupo Catalana Occidente SA	5,890	196,909
	Grupo Empresarial San Jose SA	2,273	9,748
	Iberpapel Gestion SA	963	16,957
	Indra Sistemas SA	19,135	278,292
	Laboratorio Reig Jofre SA	1,733	5,328
	Laboratorios Farmaceuticos Rovi SA	1,748	83,926
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	50,832	49,294
#	Mapfre SA	98,862	205,481
*	Melia Hotels International SA	16,799	123,327
	Miquel y Costas & Miquel SA	3,439	43,294
Ω	Neinor Homes SA	4,984	49,344
*	Obrascon Huarte Lain SA	24,285	13,114
*	Oryzon Genomics SA	3,260	7,441
	Pharma Mar SA	2,273	85,459
	Prim SA	846	10,270
*	Promotora de Informaciones SA, Class A	21,413	9,185
Ω	Prosegur Cash SA	36,936	25,844
	Prosegur Compania de Seguridad SA	24,644	45,324
*	Realia Business SA	40,885	45,564
	Sacyr SA	54,028	184,706
*	Solaria Energia y Medio Ambiente SA	8,193	128,149
*	Soltec Power Holdings SA	2,859	13,142
*Ω	Talgo SA	10,483	43,324
*	Tecnicas Reunidas SA	7,571	72,955
	Tubacex SA	17,770	56,969
Ω	Unicaja Banco SA	190,239	222,041
	Vidrala SA	2,366	240,886
	Viscofan SA	4,964	322,268
	Vocento SA	10,365	7,924
TOTAL SPAIN			6,888,607
SWEDEN — (2.4%)
Ω	AcadeMedia AB	11,393	54,935
	AddLife AB, Class B	5,744	46,778
#	Addnode Group AB	14,839	113,447
	AFRY AB	9,708	134,724
Ω	Alimak Group AB	9,300	67,632
	Alligo AB, Class B	3,336	36,088
Ω	Ambea AB	8,800	28,519
*	Annehem Fastigheter AB, Class B	2,916	5,178
	AQ Group AB	1,424	60,600
	Arjo AB, Class B	19,256	82,387
*Ω	Attendo AB	14,141	42,982
	Balco Group AB	780	3,200
	Beijer Alma AB	5,922	108,339
	Bergman & Beving AB	4,110	60,909
	Betsson AB, Class B	15,760	190,695
#*	Better Collective AS	3,845	88,298

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	BHG Group AB	7,219	$13,400
	Bilia AB, Class A	9,569	100,564
*	BioInvent International AB	4,765	8,046
	Biotage AB	6,404	79,049
	Bonava AB, Class B	9,951	18,723
#*Ω	Boozt AB	4,035	48,052
Ω	Bravida Holding AB	2,300	18,485
#	BTS Group AB, Class B	414	10,036
	Bufab AB	3,329	97,444
#	Bulten AB	1,365	10,432
	Bure Equity AB	6,642	141,310
*	Byggfakta Group Nordic Holdco AB	4,465	14,031
*	Byggmax Group AB	8,034	26,346
#*	Calliditas Therapeutics AB, ADR	237	4,622
	Catella AB	6,126	17,108
	Catena AB	4,337	166,607
*	Catena Media PLC	8,350	19,672
*	Cavotec SA	3,590	4,677
	Cellavision AB	1,836	38,301
	Cibus Nordic Real Estate AB	4,917	55,291
	Clas Ohlson AB, Class B	7,761	63,214
	Cloetta AB, Class B	22,952	41,088
*	Collector Bank AB	8,935	28,968
	Concentric AB	4,906	87,452
Ω	Coor Service Management Holding AB	11,573	53,230
#	Corem Property Group AB, Class B	39,227	26,459
	Corem Property Group AB, Class D	1,018	14,782
	CTT Systems AB	1,396	28,794
	Dedicare AB, Class B	822	7,412
	Dios Fastigheter AB	7,839	53,452
Ω	Dometic Group AB	9,528	70,995
	Duni AB	5,155	46,206
*Ω	Dustin Group AB	8,938	23,315
	Eastnine AB	3,095	32,644
	Elanders AB, Class B	2,467	23,645
	Electrolux Professional AB, Class B	22,887	128,941
*Ω	Eltel AB	2,122	1,579
*	Enea AB	2,398	12,184
	Eolus Vind AB, Class B	1,951	13,907
	Ependion AB	3,083	43,350
	eWork Group AB	1,140	14,071
	Fagerhult Group AB	11,647	59,533
	Fasadgruppen Group AB	1,014	7,940
*	Fastighets AB Trianon	3,524	5,678
	FastPartner AB, Class A	4,631	20,820
	Fenix Outdoor International AG	523	31,235
	Ferronordic AB	734	5,115
#*	Fingerprint Cards AB, Class B	29,937	6,288
*	FormPipe Software AB	2,655	6,973
	G5 Entertainment AB	858	16,838
#	GARO AB	3,655	20,245
	Granges AB	13,482	137,704
*Ω	Green Landscaping Group AB	965	6,842
	Hanza AB	4,490	36,229
	Heba Fastighets AB, Class B	11,429	30,169
	Hemnet Group AB	2,564	45,420
	HMS Networks AB	2,626	106,040
*Ω	Hoist Finance AB	7,538	22,971
*	Humana AB	3,640	9,611

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	IAR Systems Group AB	394	$3,430
#	Instalco AB	18,294	71,979
*	International Petroleum Corp.	11,575	109,054
	INVISIO AB	1,178	24,516
	Inwido AB	6,754	74,530
	ITAB Shop Concept AB	1,515	1,433
	JM AB	7,100	111,555
*	John Mattson Fastighetsforetagen AB	1,133	6,639
	Kabe Group AB, Class B	409	9,023
*	Karnov Group AB	13,267	62,697
#*	K-fast Holding AB	2,582	4,933
	KNOW IT AB	4,178	59,022
	Lagercrantz Group AB, Class B	3,544	42,686
#	Lime Technologies AB	1,571	41,271
	Lindab International AB	8,781	136,138
	Loomis AB	5,978	174,394
*	Maha Energy AB	6,730	5,562
*	Medcap AB	142	4,257
	MEKO AB	6,042	63,066
*	Midsona AB, Class B	2,500	1,768
	MIPS AB	3,485	157,783
*	Modern Times Group MTG AB, Class B	14,048	91,371
	Momentum Group AB	3,336	33,894
Ω	Munters Group AB	13,463	170,878
	Mycronic AB	7,952	171,125
	NCAB Group AB	16,504	98,766
	NCC AB, Class B	7,591	81,747
	Nederman Holding AB	2,831	55,442
*	Net Insight AB, Class B	41,507	17,808
#	New Wave Group AB, Class B	11,290	102,388
	Nilorngruppen AB, Class B	954	4,977
*	Nobia AB	14,929	16,139
	Nolato AB, Class B	22,976	94,966
	Nordic Paper Holding AB	3,379	9,932
	Nordic Waterproofing Holding AB	3,649	50,556
*	Note AB	1,939	32,840
	NP3 Fastigheter AB	4,244	71,249
	Nyfosa AB	21,543	136,666
	OEM International AB, Class B	8,880	71,958
*	Orron Energy AB	27,733	32,060
*	Ovzon AB	2,036	4,626
*	OX2 AB, Class A	1,519	9,503
	Peab AB, Class B	19,948	88,243
	Platzer Fastigheter Holding AB, Class B	6,591	50,094
#	Pricer AB, Class B	16,074	12,062
	Proact IT Group AB	2,325	17,142
#	Probi AB	193	3,377
	Ratos AB, Class B	24,460	81,315
*	RaySearch Laboratories AB	4,293	29,117
	Rejlers AB	1,542	19,115
Ω	Resurs Holding AB	23,704	57,453
	Rottneros AB	8,130	8,416
	Rvrc Holding AB	5,774	18,640
	Scandi Standard AB	5,934	28,804
*Ω	Scandic Hotels Group AB	17,951	70,789
*	Sdiptech AB, Class B	3,524	97,180
*	Sedana Medical AB	4,668	11,030
	Sintercast AB	685	7,336
	SkiStar AB	4,670	50,707

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Solid Forsakring AB	1,512	$9,205
*	Stendorren Fastigheter AB	2,374	40,373
*	Stillfront Group AB	35,883	66,406
	Storskogen Group AB, Class B	37,312	38,406
	Systemair AB	12,291	87,258
	Tethys Oil AB	4,178	21,061
*	TF Bank AB	509	7,304
*	Tobii AB	9,236	16,984
	Troax Group AB	4,185	75,376
	VBG Group AB, Class B	1,749	32,659
#*	Viaplay Group AB	3,932	17,071
	Vitec Software Group AB, Class B	2,952	168,154
	Volati AB	1,959	18,444
	XANO Industri AB, Class B	1,571	16,747
*	XSpray Pharma AB	787	2,458
TOTAL SWEDEN			7,201,599
SWITZERLAND — (7.7%)
	Accelleron Industries AG	4,954	130,515
	Adecco Group AG	21,275	867,048
	Allreal Holding AG	2,145	394,076
	ALSO Holding AG	846	193,593
*	Aluflexpack AG	525	9,700
*	ams-OSRAM AG	39,733	351,698
	APG SGA SA	211	43,764
	Arbonia AG	6,387	74,095
*	Aryzta AG	151,969	259,729
	Ascom Holding AG	5,945	81,161
*	Autoneum Holding AG	393	67,724
	Baloise Holding AG	5,446	842,980
	Banque Cantonale de Geneve	373	93,184
	Banque Cantonale Vaudoise	2,801	314,388
*	Basilea Pharmaceutica AG	1,981	99,874
	Belimo Holding AG	1,374	740,517
	Bell Food Group AG	344	101,673
	Bellevue Group AG	1,225	37,299
	Berner Kantonalbank AG	606	163,349
	BKW AG	2,643	472,950
	Bossard Holding AG, Class A	869	203,092
	Bucher Industries AG	956	426,006
	Burckhardt Compression Holding AG	467	275,222
	Burkhalter Holding AG	420	44,867
	Bystronic AG	206	144,332
	Calida Holding AG	895	36,954
	Carlo Gavazzi Holding AG	62	26,052
	Cembra Money Bank AG	4,341	329,492
*	Cicor Technologies Ltd.	259	13,187
	Cie Financiere Tradition SA	292	39,833
	Clariant AG	23,135	379,094
	Coltene Holding AG	597	48,234
	Comet Holding AG	1,207	317,531
	COSMO Pharmaceuticals NV	1,329	68,254
	Daetwyler Holding AG	973	192,467
	DKSH Holding AG	4,476	361,182
	dormakaba Holding AG	353	172,117
*	Dufry AG	12,942	668,693
	EFG International AG	12,650	157,813
	Emmi AG	280	274,023
	Energiedienst Holding AG	1,617	77,696

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Evolva Holding SA	18	$87
	Feintool International Holding AG	549	14,932
	Flughafen Zurich AG	2,534	536,441
	Forbo Holding AG	111	159,682
	Fundamenta Real Estate AG	3,625	69,390
Ω	Galenica AG	6,980	561,751
#*	GAM Holding AG	23,150	13,780
	Georg Fischer AG	11,602	792,373
	Glarner Kantonalbank	419	11,528
#*	Gurit Holding AG, Class BR	550	58,848
	Helvetia Holding AG	4,948	732,220
	Hiag Immobilien Holding AG	563	49,095
#*	HOCHDORF Holding AG	130	2,922
	Huber & Suhner AG	2,430	209,888
	Hypothekarbank Lenzburg AG	9	44,709
	Implenia AG	2,143	104,381
*	Ina Invest Holding AG	498	9,839
	Inficon Holding AG	241	308,970
	Interroll Holding AG	83	265,493
	Intershop Holding AG	164	113,207
	Investis Holding SA	420	44,937
	IVF Hartmann Holding AG	61	8,151
	Jungfraubahn Holding AG	792	140,255
	Kardex Holding AG	936	234,204
	Komax Holding AG	592	145,535
*	Kudelski SA	6,965	13,905
	Landis & Gyr Group AG	2,688	233,397
	Lastminute.com NV	710	23,427
	LEM Holding SA	81	194,804
	Liechtensteinische Landesbank AG	1,746	121,110
	Luzerner Kantonalbank AG	2,543	218,593
Ω	Medacta Group SA	899	130,575
Ω	Medmix AG	2,297	64,111
	Meier Tobler Group AG	348	19,069
	Metall Zug AG, Class B	32	58,056
	Mobilezone Holding AG	5,769	96,146
	Mobimo Holding AG	1,015	300,153
	Novavest Real Estate AG	789	32,118
	OC Oerlikon Corp. AG	20,076	109,164
#*	Orascom Development Holding AG	1,611	10,931
#	Orell Fuessli AG	108	9,015
	Orior AG	896	77,180
	Phoenix Mecano AG	95	38,445
	Plazza AG, Class A	145	52,514
#*Ω	PolyPeptide Group AG	317	7,473
	PSP Swiss Property AG	6,211	731,904
	Rieter Holding AG	369	41,044
	Romande Energie Holding SA	1,575	93,078
	Schaffner Holding AG	70	23,063
	Schweiter Technologies AG	138	106,226
*Ω	Sensirion Holding AG	1,292	113,225
	SFS Group AG	2,453	291,607
	Siegfried Holding AG	542	478,873
	SIG Group AG	1,402	37,481
	SKAN Group AG	549	50,320
	Softwareone Holding AG	9,596	205,379
	St Galler Kantonalbank AG	393	224,771
#	Stadler Rail AG	3,099	124,449
	Sulzer AG	2,641	259,271

VA International Small Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Prime Site AG	9,061	$877,190
*	Swiss Steel Holding AG	75,342	12,089
	Swissquote Group Holding SA	1,404	317,995
	Temenos AG	7,722	664,113
	Thurgauer Kantonalbank	118	16,378
	TX Group AG	438	49,840
	u-blox Holding AG	806	90,265
	Valiant Holding AG	2,513	276,513
	Varia U.S. Properties AG	834	36,220
Ω	VAT Group AG	806	342,588
	Vaudoise Assurances Holding SA	160	83,825
	Vetropack Holding AG	1,753	88,340
#*	Von Roll Holding AG	1,435	1,297
	Vontobel Holding AG	4,050	272,839
	VP Bank AG, Class A	427	44,279
	VZ Holding AG	1,803	167,859
*	V-ZUG Holding AG	260	21,207
	Walliser Kantonalbank	485	62,386
	Warteck Invest AG	28	64,073
	Ypsomed Holding AG	364	106,867
	Zehnder Group AG	1,161	85,033
	Zug Estates Holding AG, Class B	41	76,852
	Zuger Kantonalbank AG	19	168,557
TOTAL SWITZERLAND			22,745,558
UNITED KINGDOM — (12.8%)
	4imprint Group PLC	3,540	201,693
*	888 Holdings PLC	24,867	34,492
	abrdn PLC	12,633	37,595
*	accesso Technology Group PLC	3,718	35,864
	Advanced Medical Solutions Group PLC	19,397	61,910
	AG Barr PLC	10,802	65,340
	AJ Bell PLC	32,615	137,679
Ω	Alfa Financial Software Holdings PLC	12,585	25,216
	Alliance Pharma PLC	67,755	44,352
	Anglo-Eastern Plantations PLC	3,206	27,728
	Argentex Group PLC	11,795	17,769
*	Ascential PLC	52,277	140,501
	Ashmore Group PLC	60,983	161,718
	Ashtead Technology Holdings PLC	2,732	13,734
*	ASOS PLC	3,183	17,193
*Ω	Aston Martin Lagonda Global Holdings PLC	10,480	53,266
*	Auction Technology Group PLC	3,235	29,475
	Avon Protection PLC	5,744	60,488
*	Babcock International Group PLC	113,326	545,569
Ω	Bakkavor Group PLC	18,363	23,687
	Balfour Beatty PLC	100,653	452,013
	Bank of Georgia Group PLC	5,671	237,110
	Beazley PLC	55,218	389,047
	Begbies Traynor Group PLC	14,548	24,725
	Bellway PLC	21,049	598,560
	Bloomsbury Publishing PLC	12,613	69,997
	Bodycote PLC	22,425	199,102
*	boohoo Group PLC	115,749	57,712
	Breedon Group PLC	29,120	136,059
Ω	Bridgepoint Group PLC	17,086	41,452
	Britvic PLC	33,153	367,994
	Brooks Macdonald Group PLC	1,728	46,874
	Burford Capital Ltd.	23,738	320,820

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bytes Technology Group PLC	28,429	$188,580
	C&C Group PLC	46,348	82,093
*	Capita PLC	243,631	86,391
	Capricorn Energy PLC	30,338	69,016
*	Card Factory PLC	36,595	42,334
	Carr's Group PLC	9,024	16,814
	Castings PLC	4,744	24,396
*	Cazoo Group Ltd.	530	969
	Centamin PLC	165,211	203,995
	Central Asia Metals PLC	23,942	56,384
	CentralNic Group PLC	15,173	24,927
	Chemring Group PLC	37,886	138,195
	Chesnara PLC	25,220	87,468
	City of London Investment Group PLC	2,089	10,546
	Clarkson PLC	4,093	146,475
	Close Brothers Group PLC	20,123	238,119
Ω	CMC Markets PLC	20,029	36,078
	Coats Group PLC	226,657	203,807
	Cohort PLC	1,455	9,563
	Computacenter PLC	9,888	278,959
*	Costain Group PLC	35,994	23,085
	Cranswick PLC	7,370	316,189
	Crest Nicholson Holdings PLC	39,673	108,731
	Currys PLC	128,950	88,473
	CVS Group PLC	9,671	255,529
*	De La Rue PLC	19,364	11,928
*Ω	Deliveroo PLC	54,664	92,177
	DFS Furniture PLC	28,727	44,441
#*	Dialight PLC	1,573	4,263
	Diploma PLC	11,504	478,477
	Direct Line Insurance Group PLC	143,281	276,683
	DiscoverIE Group PLC	10,250	105,179
	Diversified Energy Co. PLC	114,968	140,060
	Domino's Pizza Group PLC	48,509	216,311
	dotdigital group PLC	39,655	47,033
	Dr Martens PLC	69,818	136,577
	Drax Group PLC	56,007	434,825
	Dunelm Group PLC	13,915	205,608
Ω	DWF Group PLC	21,721	27,097
*	easyJet PLC	28,834	167,473
	Ecora Resources PLC	27,228	39,874
	EKF Diagnostics Holdings PLC	40,219	13,826
*	Elementis PLC	93,313	132,348
	EMIS Group PLC	7,911	147,434
	Energean PLC	15,023	223,540
*	EnQuest PLC	129,463	29,657
	Epwin Group PLC	39	34
*	Ergomed PLC	6,298	87,482
*	Esken Ltd.	47,880	2,058
	Essentra PLC	31,043	64,756
*	FD Technologies PLC	1,867	42,904
	FDM Group Holdings PLC	12,308	86,416
	Ferrexpo PLC	12,093	14,260
	Fevertree Drinks PLC	10,997	189,427
	Fintel PLC	6,834	18,312
	Firstgroup PLC	91,704	171,751
Ω	Forterra PLC	26,491	58,428
	Foxtons Group PLC	34,139	17,437
*	Frasers Group PLC	19,915	207,569

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments PLC	2,549	$19,221
	Fuller Smith & Turner PLC, Class A	4,390	33,606
*Ω	Funding Circle Holdings PLC	18,764	11,655
	Galliford Try Holdings PLC	19,567	49,737
	Games Workshop Group PLC	4,534	677,861
	Gamma Communications PLC	10,921	155,804
	GB Group PLC	2,372	7,619
*	Gem Diamonds Ltd.	14,716	3,456
	Genel Energy PLC	20,214	27,003
	Genuit Group PLC	30,160	121,273
*	Georgia Capital PLC	5,754	68,661
	Gooch & Housego PLC	2,118	15,603
	Goodwin PLC	36	2,173
	Grafton Group PLC	30,552	343,626
	Grainger PLC	119,272	385,422
*	Greencore Group PLC	48,717	54,827
	Greggs PLC	13,228	469,114
	Gulf Keystone Petroleum Ltd.	29,820	47,565
*Ω	Gym Group PLC	22,995	30,926
	H&T Group PLC	4,686	25,958
	Halfords Group PLC	37,620	106,748
	Harbour Energy PLC	55,063	188,506
	Hargreaves Lansdown PLC	21,072	230,553
	Hargreaves Services PLC	1,423	8,090
	Harworth Group PLC	9,662	14,036
	Hays PLC	338,901	466,289
	Headlam Group PLC	13,204	37,739
	Helical PLC	15,637	53,945
*	Helios Towers PLC	87,185	100,963
	Henry Boot PLC	13,323	37,122
	Hikma Pharmaceuticals PLC	4,999	134,247
	Hill & Smith PLC	13,237	268,201
	Hilton Food Group PLC	9,754	80,999
	Hiscox Ltd.	34,829	482,088
	Hochschild Mining PLC	37,929	37,583
	Hollywood Bowl Group PLC	21,065	60,671
*Ω	Hostelworld Group PLC	3,800	6,350
	Howden Joinery Group PLC	35,878	339,727
	Hunting PLC	21,793	73,948
Ω	Ibstock PLC	46,814	90,377
	IDOX PLC	36,392	29,318
	IG Group Holdings PLC	40,370	366,826
	IMI PLC	3,793	79,302
	Impax Asset Management Group PLC	12,259	86,438
	Inchcape PLC	47,249	496,918
*	Indivior PLC	18,778	422,914
	IntegraFin Holdings PLC	41,048	129,009
	Intermediate Capital Group PLC	18,478	333,491
*	International Distributions Services PLC	79,046	270,003
	International Personal Finance PLC	52,018	77,635
	iomart Group PLC	16,597	39,958
	IP Group PLC	112,572	86,343
#*	IQE PLC	135,213	34,318
	ITV PLC	412,974	383,522
*	IWG PLC	116,707	229,088
*	J D Wetherspoon PLC	17,476	151,721
*	James Fisher & Sons PLC	6,723	35,082
#	James Halstead PLC	42,326	112,987
	JET2 PLC	18,252	263,089

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	John Wood Group PLC	95,305	$181,156
	Johnson Matthey PLC	4,756	109,994
	Johnson Service Group PLC	68,407	98,623
	Jupiter Fund Management PLC	65,869	96,694
*Ω	Just Eat Takeaway.com NV	5,536	99,114
	Just Group PLC	152,125	160,732
	Kainos Group PLC	8,664	145,789
	Keller Group PLC	11,585	127,245
*	Kier Group PLC	87,699	98,756
*	Kin & Carta PLC	10,513	9,128
	Kitwave Group PLC	3,322	13,678
	Lancashire Holdings Ltd.	37,096	283,930
	Learning Technologies Group PLC	50,592	48,678
	Liontrust Asset Management PLC	9,051	75,077
	Lookers PLC	40,298	64,680
	LSL Property Services PLC	11,392	39,485
Ω	Luceco PLC	8,203	13,426
	M&C Saatchi PLC	3,423	5,838
	Macfarlane Group PLC	19,165	27,085
	Man Group PLC	171,000	524,216
*	Marks & Spencer Group PLC	259,437	687,224
	Marshalls PLC	9,619	33,135
*	Marston's PLC	82,294	33,165
*	McBride PLC	30,429	14,521
	Me Group International PLC	40,883	81,909
	Mears Group PLC	19,018	66,690
	Metro Bank Holdings PLC	24,939	37,864
	Midwich Group PLC	3,672	20,271
*	Mitchells & Butlers PLC	37,320	110,044
	Mitie Group PLC	199,211	259,871
	MJ Gleeson PLC	5,541	29,750
	Mobico Group PLC	75,728	90,793
	Moneysupermarket.com Group PLC	78,997	278,412
	Morgan Advanced Materials PLC	39,964	140,210
	Morgan Sindall Group PLC	6,870	168,504
	Mortgage Advice Bureau Holdings Ltd.	4,749	37,994
*	Motorpoint group PLC	7,418	10,126
	Mountview Estates PLC	77	10,904
	MP Evans Group PLC	4,286	39,592
*	N Brown Group PLC	29,795	8,821
	NCC Group PLC	43,338	53,651
*Ω	Network International Holdings PLC	9,595	47,606
	Next 15 Group PLC	11,726	95,644
	Nichols PLC	707	9,201
	Ninety One PLC	50,418	111,603
*	NIOX Group PLC	12,752	11,055
	Norcros PLC	7,961	16,562
	Numis Corp. PLC	11,345	48,459
*Ω	On the Beach Group PLC	18,670	21,355
	OSB Group PLC	68,414	323,339
	Oxford Instruments PLC	7,482	230,511
	Pagegroup PLC	35,095	200,961
	Pan African Resources PLC	263,769	48,811
	Paragon Banking Group PLC	33,407	226,762
	PayPoint PLC	10,366	68,093
*	Pendragon PLC	178,766	39,075
	Pennon Group PLC	34,413	310,768
	Persimmon PLC	15,270	227,018
*	Petra Diamonds Ltd.	11,907	11,091

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Petrofac Ltd.	10,595	$10,687
	Pets at Home Group PLC	68,118	342,306
	Pharos Energy PLC	20,801	6,446
	Phoenix Spree Deutschland Ltd.	8,962	22,286
*	Playtech PLC	34,619	249,054
	Plus500 Ltd.	12,166	235,083
	Polar Capital Holdings PLC	10,376	64,593
	Porvair PLC	3,538	29,105
	PPHE Hotel Group Ltd.	2,621	34,506
	Premier Foods PLC	100,223	162,807
*	PureTech Health PLC	35,259	101,153
	PZ Cussons PLC	28,095	59,846
	QinetiQ Group PLC	75,594	313,004
Ω	Quilter PLC	153,973	154,554
*	Rank Group PLC	24,101	28,391
	Rathbones Group PLC	7,929	183,442
*††	Raven Property Group Ltd.	45,894	0
	Reach PLC	49,305	53,788
	Record PLC	11,865	12,847
	Redcentric PLC	6,137	9,766
	Redde Northgate PLC	33,311	147,243
	Redrow PLC	37,909	252,015
	Renew Holdings PLC	9,219	86,239
*	Renewi PLC	9,334	62,372
	Renishaw PLC	1,590	79,664
*	Restaurant Group PLC	68,039	37,292
	RHI Magnesita NV	4,908	188,969
	Ricardo PLC	9,245	69,452
*	RM PLC	8,839	9,128
	Robert Walters PLC	6,706	35,471
	Rotork PLC	137,317	543,916
	RS Group PLC	13,904	140,055
	RWS Holdings PLC	14,962	49,962
	S&U PLC	1,186	36,913
*	S4 Capital PLC	37,994	51,426
Ω	Sabre Insurance Group PLC	31,411	55,697
*	Saga PLC	10,855	17,260
*††	Savannah Energy PLC	107,834	26,723
	Savills PLC	16,033	200,206
	ScS Group PLC	313	683
	Senior PLC	59,262	127,000
	Serco Group PLC	157,824	314,523
	Serica Energy PLC	30,512	93,935
	Severfield PLC	28,520	25,815
*	SIG PLC	100,181	37,290
	Sigmaroc PLC	14,349	10,969
	Sirius Real Estate Ltd.	160,276	170,318
	Smart Metering Systems PLC	15,768	141,226
	Smiths News PLC	41,443	23,661
	Softcat PLC	16,254	313,175
*	SolGold PLC	101,626	20,649
	Spectris PLC	5,809	262,146
	Speedy Hire PLC	89,137	42,106
Ω	Spire Healthcare Group PLC	38,601	106,744
	Spirent Communications PLC	77,961	169,437
*	SSP Group PLC	103,612	334,511
	SThree PLC	17,971	81,367
	Strix Group PLC	17,224	21,765
*††	Studio Retail Group PLC	5,420	0

VA International Small Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	STV Group PLC	2,980	$8,064
*	Superdry PLC	8,233	8,320
*	Synthomer PLC	42,209	45,215
	Tate & Lyle PLC	52,039	498,704
	Taylor Wimpey PLC	43,736	64,198
	TBC Bank Group PLC	4,955	158,372
	Telecom Plus PLC	8,571	182,968
*	THG PLC	43,969	58,198
Ω	TI Fluid Systems PLC	41,232	70,910
	Topps Tiles PLC	21,096	14,072
	TP ICAP Group PLC	106,776	217,945
	Travis Perkins PLC	26,857	300,395
*	Trellus Health PLC	1,748	123
#*	Tremor International Ltd.	6,705	25,626
*	Tremor International Ltd., ADR	2,139	16,171
	Tribal Group PLC	5,915	3,029
	Trifast PLC	13,605	15,428
	TT Electronics PLC	25,526	51,467
#*	Tullow Oil PLC	184,703	81,795
	Tyman PLC	28,407	113,923
	UP Global Sourcing Holdings PLC	4,833	7,815
	Vanquis Banking Group PLC	33,877	54,717
*	Verici Dx PLC	804	108
	Vertu Motors PLC	37,928	34,070
	Vesuvius PLC	33,003	186,868
*	Victoria PLC	1,594	13,440
	Victrex PLC	8,764	174,011
	Videndum PLC	6,957	53,479
	Virgin Money UK PLC	153,224	347,575
	Vistry Group PLC	40,830	414,129
	Volex PLC	16,793	62,264
	Volution Group PLC	27,412	141,300
	Vp PLC	3,850	27,784
*Ω	Watches of Switzerland Group PLC	28,683	278,343
	Watkin Jones PLC	29,876	18,399
	WH Smith PLC	17,076	327,360
	Wickes Group PLC	43,591	76,435
	Wilmington PLC	6,879	26,620
	Wincanton PLC	19,014	59,159
*	Xaar PLC	10,372	25,342
	XPS Pensions Group PLC	19,564	48,024
	Young & Co.'s Brewery PLC	1	11
	Young & Co's Brewery PLC, Class A	3,702	56,317
	Zotefoams PLC	3,070	15,756
TOTAL UNITED KINGDOM			37,676,674
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	5,106	50,053
*	Noble Corp. PLC	374	19,544
TOTAL UNITED STATES			69,597
TOTAL COMMON STOCKS			284,870,003
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 0.419%	1,245	62,536
	Einhell Germany AG, 1.933%	63	10,571
	FUCHS SE, 2.846%	9,860	408,142

VA International Small Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG, 2.001%	6,075	$227,288
	Sixt SE, 9.109%	2,482	184,308
	STO SE & Co. KGaA, 3.329%	368	60,742
	Villeroy & Boch AG, 6.366%	1,074	22,445
TOTAL GERMANY			976,032
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Highfield Resources Ltd. Warrants 06/19/24	520	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	7,475	0
*††	S Immo AG Rights 08/11/23	5,724	0
CANADA — (0.0%)
*	Treasury Metals, Inc. Warrants 08/07/23	459	2
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	1,925	0
JAPAN — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	1,400	1,653
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	61,932	0
TOTAL RIGHTS/WARRANTS			1,655
TOTAL INVESTMENT SECURITIES (Cost $279,979,790)			285,847,690

			Value†
SECURITIES LENDING COLLATERAL — (3.1%)
@§	The DFA Short Term Investment Fund	781,101	9,034,994
TOTAL INVESTMENTS — (100.0%)
(Cost $289,013,967)^^			$294,882,684
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$105,019	$18,507,045	$27,214	$18,639,278
Austria	—	3,859,896	—	3,859,896
Belgium	75,632	4,045,915	—	4,121,547
Canada	33,340,131	64,645	—	33,404,776
China	174,107	10,531	—	184,638
Denmark	—	7,536,026	—	7,536,026
Finland	—	5,786,378	—	5,786,378
France	—	14,411,557	—	14,411,557
Germany	—	17,265,236	—	17,265,236
Hong Kong	—	6,252,598	5,761	6,258,359
Ireland	1,456,119	39,225	—	1,495,344
Israel	51,617	3,264,605	—	3,316,222
Italy	—	12,001,540	—	12,001,540

VA International Small Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	—	$67,710,742	—	$67,710,742
Netherlands	—	6,182,972	—	6,182,972
New Zealand	—	1,066,024	—	1,066,024
Norway	$191,931	2,898,601	—	3,090,532
Portugal	—	1,083,102	—	1,083,102
Singapore	—	2,863,675	$10,124	2,873,799
Spain	—	6,888,607	—	6,888,607
Sweden	10,372	7,191,227	—	7,201,599
Switzerland	—	22,745,558	—	22,745,558
United Kingdom	17,140	37,632,811	26,723	37,676,674
United States	—	69,597	—	69,597
Preferred Stocks
Germany	—	976,032	—	976,032
Rights/Warrants
Canada	—	2	—	2
Japan	—	1,653	—	1,653
Securities Lending Collateral	—	9,034,994	—	9,034,994
TOTAL	$35,422,068	$259,390,794	$69,822˂˃	$294,882,684

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA Short-Term Fixed Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24	1,000	$971,373
BONDS — (49.7%)
Agence Francaise de Developpement EPIC
	3.125%, 06/30/24	6,200	6,057,287
Amazon.com, Inc.
	2.730%, 04/13/24	3,000	2,941,232
#	0.450%, 05/12/24	1,782	1,713,398
Asian Development Bank
	1.625%, 03/15/24	2,400	2,342,921
Asian Infrastructure Investment Bank
	0.250%, 09/29/23	1,000	991,686
BNG Bank NV
	3.000%, 09/20/23	4,000	3,986,585
Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	813	801,113
	0.375%, 05/27/24	1,550	1,483,986
Canadian Imperial Bank of Commerce
	3.500%, 09/13/23	7,500	7,479,260
CDP Financial, Inc.
	3.150%, 07/24/24	8,000	7,802,893
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25	850	850,421
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.684%, 07/07/25	1,950	1,942,479
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.740%, FRN
(r)	5.839%, 03/14/25	900	902,369
(r)Ω	5.960%, 03/14/25	1,000	1,002,632
Cooperatieve Rabobank UA
	0.375%, 01/12/24	1,000	976,495
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.590%, 01/12/24	6,500	6,499,740
		Face Amount	Value†
		(000)

	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.700%, FRN
(r)	5.829%, 07/18/25	1,041	$1,043,769
	Council Of Europe Development Bank
	0.250%, 10/20/23	5,965	5,898,325
	Dexia Credit Local SA
	3.250%, 09/26/23	5,250	5,231,575
	Equinor ASA
	2.650%, 01/15/24	1,350	1,335,025
	Erste Abwicklungsanstalt
	0.250%, 08/25/23	3,000	2,990,172
	0.250%, 03/01/24	4,000	3,875,152
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.375%, 11/16/23	3,275	3,225,934
	European Investment Bank
	3.125%, 12/14/23	1,000	991,223
	European Stability Mechanism
	0.250%, 09/08/23	300	298,449
	Export Development Canada
	2.625%, 02/21/24	965	949,525
	0.496%, 04/08/24	400	386,432
	Inter-American Development Bank
	3.000%, 10/04/23	950	945,891
	0.250%, 11/15/23	7,000	6,895,519
	2.625%, 01/16/24	2,000	1,972,927
	Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	5.492%, 03/22/24	4,000	3,999,276
	International Bank for Reconstruction & Development
	3.000%, 09/27/23	4,000	3,984,547
	Kommunalbanken AS
Ω	0.250%, 12/08/23	1,900	1,865,553
	Kommunalbanken AS, Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	5.476%, 10/27/23	3,500	3,499,195
	Kommunekredit
	1.000%, 12/15/23	1,000	983,126

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Kommuninvest I Sverige AB
Ω	3.250%, 01/16/24	850	$840,717
Ω	0.375%, 02/16/24	9,000	8,749,080
Kreditanstalt fuer Wiederaufbau
	0.250%, 10/19/23	279	275,822
Kuntarahoitus Oyj
	2.500%, 11/15/23	2,390	2,368,911
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	4,000	3,887,200
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.380%, FRN
(r)Ω	5.678%, 01/12/25	1,150	1,146,096
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.760%, FRN
(r)Ω	5.838%, 05/13/25	670	671,976
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.860%, FRN
(r)	5.958%, 06/09/25	3,500	3,515,126
Nederlandse Waterschapsbank NV
	1.125%, 03/15/24	2,500	2,430,815
Nordea Bank Abp
Ω	0.625%, 05/24/24	4,000	3,838,486
OMERS Finance Trust
	2.500%, 05/02/24	2,000	1,952,150
Ontario Teachers' Finance Trust
	0.375%, 09/29/23	1,568	1,554,878
Province of Alberta Canada
	3.350%, 11/01/23	7,763	7,720,202
	2.950%, 01/23/24	1,700	1,678,352
Province of Ontario Canada
	3.400%, 10/17/23	400	398,149
	3.050%, 01/29/24	9,200	9,081,986
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	4,500	4,397,601
Skandinaviska Enskilda Banken AB
Ω	0.550%, 09/01/23	800	796,416
Svensk Exportkredit AB
	0.250%, 09/29/23	500	495,645
	0.500%, 11/10/23	1,450	1,430,227
	1.750%, 12/12/23	2,218	2,187,846
	0.375%, 03/11/24	2,000	1,937,828
Svenska Handelsbanken AB
	3.900%, 11/20/23	2,478	2,463,910
Ω	0.550%, 06/11/24	2,000	1,911,648
		Face Amount	Value†
		(000)

	Swedbank AB
Ω	0.600%, 09/25/23	2,000	$1,983,780
	Westpac Banking Corp.
	3.300%, 02/26/24	9,520	9,400,323
	TOTAL BONDS		175,261,282
U.S. TREASURY OBLIGATIONS — (35.5%)
	U.S. Treasury Notes
	0.125%, 08/31/23	12,600	12,545,992
	0.250%, 09/30/23	10,450	10,361,012
	0.125%, 10/15/23	1,000	989,375
	0.375%, 10/31/23	24,750	24,448,359
	0.250%, 11/15/23	750	739,072
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.125%, FRN
(r)	5.476%, 07/31/25	4,000	4,000,097
	U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.140%, FRN
(r)	5.491%, 10/31/24	4,650	4,655,977
	U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.169%, FRN
(r)	5.510%, 04/30/25	34,525	34,561,884
	U.S. Treasury Notes, Floating Rate Note,, 3M USTMMR + 0.200%, FRN
(r)	5.551%, 01/31/25	33,100	33,169,349
	TOTAL U.S. TREASURY OBLIGATIONS		125,471,117

COMMERCIAL PAPER — (12.8%)
Australia & New Zealand Banking Group Ltd.
Ω	5.133%, 10/17/23	4,000	3,953,928
Ω	5.658%, 11/08/23	2,500	2,462,910
Ω	5.500%, 11/30/23	900	883,570
Ω	5.290%, 12/12/23	3,100	3,037,540
Bank of Montreal
	5.804%, 01/18/24	1,500	1,460,428
	5.831%, 01/19/24	3,750	3,650,455
	5.846%, 02/07/24	1,500	1,455,624
	5.884%, 02/12/24	3,750	3,636,095
Canadian Imperial Bank of Commerce
Ω	5.779%, 12/01/23	1,750	1,717,593
CDP Financial, Inc.
Ω	5.410%, 11/27/23	725	711,913
Ω	5.628%, 12/11/23	1,000	979,714

VA Short-Term Fixed Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Cooperatieve Rabobank UA
	5.417%, 02/07/24	1,900	$1,844,254
DNB Bank ASA
Ω	5.763%, 01/03/24	1,000	976,145
Ω	5.400%, 11/03/23	1,000	985,877
Ω	5.693%, 12/07/23	1,750	1,715,824
Ω	5.460%, 12/20/23	800	782,707
Ω	5.779%, 01/19/24	2,000	1,947,234
Ω	5.400%, 11/09/23	2,500	2,462,335
Export Development Canada
	5.630%, 01/04/24	7,000	6,833,807
FMS Wertmanagement
Ω	5.440%, 10/30/23	400	394,628
SANOFI
Ω	5.300%, 10/12/23	2,500	2,472,889
Ω	5.435%, 11/08/23	1,000	984,967
TOTAL COMMERCIAL PAPER (Cost $45,355,015)			45,350,437
TOTAL INVESTMENT SECURITIES (Cost $348,750,542)			347,054,209

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (1.6%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	5,447,180	$5,447,180
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	40,350	466,732
TOTAL INVESTMENTS — (100.0%)
(Cost $354,664,454)^^			$352,968,121
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$971,373	—	$971,373
Bonds	—	175,261,282	—	175,261,282
U.S. Treasury Obligations	—	125,471,117	—	125,471,117
Commercial Paper	—	45,350,437	—	45,350,437
Temporary Cash Investments	$5,447,180	—	—	5,447,180
Securities Lending Collateral	—	466,732	—	466,732
TOTAL	$5,447,180	$347,520,941	—	$352,968,121

VA Global Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24		1,000	$971,373
BONDS — (73.4%)
AUSTRALIA — (8.4%)
Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	500	324,399
	4.050%, 05/12/25	AUD	700	463,362
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)	3M Swap + 1.030%, FRN, 5.080%, 12/06/23	AUD	200	134,627
(r)	3M Swap + 0.920%, FRN, 4.792%, 11/04/25	AUD	2,000	1,350,784
(r)	3M Swap + 0.830%, FRN, 5.181%, 03/31/26	AUD	1,500	1,010,502
(r)	3M Swap + 0.970%, FRN, 4.855%, 05/12/27	AUD	500	337,310
(r)	3M Swap + 1.200%, FRN, 5.072%, 11/04/27	AUD	500	340,184
Commonwealth Bank of Australia
	4.200%, 08/18/25	AUD	1,500	993,910
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 5.839%, 03/14/25		400	401,053
(r)Ω	SOFR + 0.400%, FRN, 5.684%, 07/07/25		1,462	1,456,361
(r)	3M Swap + 0.800%, FRN, 4.719%, 08/18/25	AUD	1,000	673,506
(r)	3M Swap + 0.900%, FRN, 5.193%, 01/13/26	AUD	2,500	1,687,667
(r)	3M Swap + 0.700%, FRN, 4.989%, 01/14/27	AUD	1,000	669,528
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 1.150%, FRN, 5.443%, 01/13/28	AUD	1,500	$1,017,786
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	800	853,731
	2.350%, 02/25/25	AUD	500	323,030
	3.900%, 05/30/25	AUD	2,000	1,319,953
	2.900%, 02/25/27	AUD	500	313,758
National Australia Bank Ltd., Floating Rate Note,
(r)	3M Swap + 0.770%, FRN, 5.128%, 01/21/25	AUD	700	471,755
(r)Ω	SOFR + 0.760%, FRN, 5.838%, 05/13/25		1,460	1,464,306
(r)	3M Swap + 0.900%, FRN, 4.858%, 05/30/25	AUD	2,000	1,349,965
(r)	3M Swap + 0.920%, FRN, 4.850%, 11/25/25	AUD	1,500	1,012,874
(r)	3M Swap + 0.780%, FRN, 4.665%, 05/12/26	AUD	1,000	672,337
(r)	3M Swap + 1.200%, FRN, 5.130%, 11/25/27	AUD	500	339,933
Westpac Banking Corp.
	0.750%, 10/17/23	EUR	600	655,214
	3.300%, 02/26/24		1,323	1,306,368
	2.700%, 03/17/25	AUD	700	454,029
	4.125%, 06/04/26	AUD	500	328,550
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.880%, FRN, 4.792%, 08/16/24	AUD	100	67,426
(r)	3M Swap + 0.690%, FRN, 5.005%, 03/17/25	AUD	1,200	807,415
(r)	3M Swap + 0.800%, FRN, 4.674%, 08/11/25	AUD	2,500	1,683,623
(r)	3M Swap + 0.950%, FRN, 4.824%, 11/11/25	AUD	500	337,763
(r)	3M Swap + 0.750%, FRN, 4.662%, 02/16/26	AUD	1,000	672,269

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)	3M Swap + 0.700%, FRN, 5.055%, 01/25/27	AUD	500	$334,636
(r)	3M Swap + 1.230%, FRN, 5.104%, 11/11/27	AUD	1,500	1,020,538
(r)	3M Swap + 0.980%, FRN, 4.892%, 02/16/28	AUD	500	336,896
	TOTAL AUSTRALIA			26,987,348
AUSTRIA — (0.8%)
	Oesterreichische Kontrollbank AG
	1.250%, 12/15/23	GBP	1,500	1,893,392
	Republic of Austria Government Bond
	1.750%, 10/20/23	EUR	750	821,070
	TOTAL AUSTRIA			2,714,462
BELGIUM — (2.1%)
Dexia Credit Local SA
	1.625%, 12/08/23	GBP	500	632,351
	0.500%, 07/16/24		3,500	3,334,674
	1.250%, 11/26/24	EUR	2,100	2,235,226
	Euroclear Bank SA
	0.125%, 07/07/25	EUR	150	153,603
	Kingdom of Belgium Government Bond
	2.600%, 06/22/24	EUR	300	327,141
	TOTAL BELGIUM			6,682,995
CANADA — (11.3%)
	Bank of Montreal
	2.700%, 09/11/24	CAD	300	220,801
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	2,600	1,916,920
	Canada Government Bond
	0.500%, 11/01/23	CAD	500	374,910
	CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.483%, 05/19/25		2,200	2,201,089
CPPIB Capital, Inc.
Ω	3.125%, 09/25/23		250	249,102
	0.375%, 06/20/24	EUR	2,900	3,093,213
	0.875%, 12/17/24	GBP	1,100	1,321,280
Export Development Canada
	1.375%, 12/08/23	GBP	1,100	1,390,334
	2.625%, 02/21/24		55	54,118
	Manitoba, Province of Canada
	2.600%, 04/16/24		1,500	1,468,116
		Face Amount^	Value†
		(000)

CANADA — (Continued)
OMERS Finance Trust
2.500%, 05/02/24		290	$283,062
0.450%, 05/13/25	EUR	1,400	1,450,742
Ontario Teachers' Finance Trust
0.500%, 05/06/25	EUR	900	933,165
Ontario, Province of Canada
0.500%, 12/15/23	GBP	100	125,881
0.375%, 06/14/24	EUR	600	640,087
0.875%, 01/21/25	EUR	100	105,443
3.100%, 08/26/25	AUD	1,000	648,393
Province of Alberta Canada
3.350%, 11/01/23		900	895,038
2.950%, 01/23/24		801	790,800
Province of Ontario Canada
3.400%, 10/17/23		1,265	1,259,145
3.050%, 01/29/24		2,900	2,862,800
3.200%, 05/16/24		300	294,251
Province of Quebec Canada
2.500%, 04/09/24		3,329	3,257,964
0.750%, 12/13/24	GBP	300	360,084
0.875%, 01/15/25	EUR	980	1,034,123
3.700%, 05/20/26	AUD	2,100	1,370,928
PSP Capital, Inc.
2.090%, 11/22/23	CAD	1,100	826,495
3.290%, 04/04/24	CAD	200	149,780
Royal Bank of Canada
2.333%, 12/05/23	CAD	1,700	1,276,292
Toronto-Dominion Bank
3.226%, 07/24/24	CAD	6,400	4,750,167
0.750%, 01/06/26		655	587,242
1.200%, 06/03/26		238	211,981
TOTAL CANADA			36,403,746
DENMARK — (4.1%)
Denmark Government Bond
0.000%, 11/15/24	DKK	70,000	9,893,411
Kommunekredit
0.125%, 08/28/23	EUR	500	548,371
1.000%, 12/15/23		1,200	1,179,751
0.250%, 02/16/24	EUR	500	539,422
2.000%, 06/25/24	GBP	600	744,921
0.375%, 11/15/24	GBP	250	299,750
TOTAL DENMARK			13,205,626
FINLAND — (1.0%)
Finland Government Bond
2.000%, 04/15/24	EUR	100	108,783
Kuntarahoitus Oyj
0.125%, 03/07/24	EUR	900	969,211
0.000%, 11/15/24	EUR	300	314,888
0.875%, 12/16/24	GBP	1,200	1,441,751

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

FINLAND — (Continued)
OP Corporate Bank PLC
1.000%, 05/22/25	EUR	500	$521,895
TOTAL FINLAND			3,356,528
FRANCE — (4.0%)
Agence Francaise de Developpement EPIC
3.125%, 01/04/24	EUR	2,700	2,956,450
BNP Paribas SA
2.875%, 09/26/23	EUR	21	23,049
Caisse d'Amortissement de la Dette Sociale
0.125%, 10/25/23	EUR	300	327,052
2.375%, 01/25/24	EUR	800	873,865
3.375%, 03/20/24		417	410,903
0.375%, 05/27/24		1,000	957,410
1.375%, 11/25/24	EUR	1,400	1,494,676
Dexia Credit Local SA
0.000%, 05/29/24	EUR	800	852,255
French Republic Government Bond OAT
0.000%, 03/25/24	EUR	300	322,495
2.250%, 05/25/24	EUR	300	326,391
Region of Ile de France
3.625%, 03/27/24	EUR	200	219,245
SFIL SA
0.125%, 10/18/24	EUR	700	736,863
SNCF Reseau
4.500%, 01/30/24	EUR	100	110,162
Societe Nationale SNCF SA
4.625%, 02/02/24	EUR	750	826,431
4.125%, 02/19/25	EUR	1,200	1,326,407
Unedic Asseo
2.375%, 05/25/24	EUR	600	651,717
0.125%, 11/25/24	EUR	400	419,499
TOTAL FRANCE			12,834,870
GERMANY — (4.4%)
Erste Abwicklungsanstalt
0.010%, 11/03/23	EUR	500	544,631
0.250%, 03/01/24		1,800	1,743,818
FMS Wertmanagement
0.625%, 12/15/23	GBP	200	251,894
1.375%, 03/07/25	GBP	100	120,269
Kreditanstalt fuer Wiederaufbau
1.250%, 12/29/23	GBP	160	201,665
0.250%, 03/08/24		3,033	2,938,583
0.875%, 07/18/24	GBP	100	122,805
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.375%, 12/15/23	GBP	550	694,506
2.000%, 07/23/24		3,181	3,070,619
0.375%, 12/09/24	GBP	1,078	1,288,233
Landwirtschaftliche Rentenbank
0.400%, 09/23/24	AUD	500	320,536
		Face Amount^	Value†
		(000)

GERMANY — (Continued)
4.250%, 01/09/25	AUD	1,000	$669,160
NRW Bank
1.375%, 12/15/23	GBP	300	378,868
0.375%, 12/16/24	GBP	800	954,933
State of North Rhine-Westphalia Germany
0.625%, 12/16/24	GBP	700	838,191
TOTAL GERMANY			14,138,711
IRELAND — (1.6%)
Ireland Government Bond
3.400%, 03/18/24	EUR	4,750	5,223,241
NETHERLANDS — (3.8%)
BNG Bank NV
2.000%, 04/12/24	GBP	700	875,399
0.250%, 06/07/24	EUR	700	747,808
3.250%, 07/15/25	AUD	500	327,126
Cooperatieve Rabobank UA, Floating Rate Note,
(r) SOFR + 0.700%, FRN, 5.829%, 07/18/25		1,109	1,111,950
(r) 3M Swap + 0.880%, FRN, 4.797%, 05/22/26	AUD	500	336,106
Enexis Holding NV
1.500%, 10/20/23	EUR	222	242,793
Nederlandse Waterschapsbank NV
3.000%, 11/16/23	EUR	300	329,117
1.125%, 03/15/24		400	388,930
2.000%, 12/16/24	GBP	950	1,158,698
Netherlands Government Bond
0.000%, 01/15/24	EUR	750	811,926
2.000%, 07/15/24	EUR	1,650	1,790,045
Shell International Finance BV
1.125%, 04/07/24	EUR	610	657,532
0.500%, 05/11/24	EUR	400	427,970
0.750%, 05/12/24	EUR	2,800	3,004,044
TOTAL NETHERLANDS			12,209,444
NEW ZEALAND — (0.8%)
New Zealand Local Government Funding Agency Bond
2.250%, 04/15/24	NZD	4,500	2,726,917
NORWAY — (3.0%)
DNB Bank ASA
0.600%, 09/25/23	EUR	700	766,039
0.050%, 11/14/23	EUR	800	870,034
Kommunalbanken AS
0.250%, 12/08/23		1,600	1,570,992
2.750%, 02/05/24		400	394,079

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

NORWAY — (Continued)
2.000%, 06/19/24		500	$484,171
1.000%, 12/12/24	GBP	350	421,472
4.250%, 07/16/25	AUD	1,800	1,199,404
0.600%, 06/01/26	AUD	1,600	959,941
Norway Government Bond
3.000%, 03/14/24	NOK	26,500	2,595,256
1.750%, 03/13/25	NOK	3,900	369,988
TOTAL NORWAY			9,631,376
SINGAPORE — (0.1%)
United Overseas Bank Ltd., Floating Rate Note,
(r) 3M Swap + 0.350%, FRN, 4.267%, 05/20/24	AUD	500	335,516
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (16.2%)
African Development Bank
3.000%, 09/20/23		1,670	1,664,444
0.250%, 01/24/24	EUR	300	324,249
4.750%, 03/06/24	AUD	500	336,114
4.000%, 01/10/25	AUD	500	332,756
Asian Development Bank
1.375%, 12/15/23	GBP	2,340	2,954,989
1.625%, 03/15/24		2,903	2,833,958
0.375%, 06/11/24		600	574,068
2.500%, 12/19/24	GBP	150	184,510
3.750%, 03/12/25	AUD	1,000	663,706
Asian Infrastructure Investment Bank
0.250%, 09/29/23		1,212	1,201,923
1.000%, 05/06/26	AUD	500	302,296
Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r) 5.703%, 08/16/27		3,000	3,007,265
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.375%, 11/16/23		500	492,509
European Financial Stability Facility
0.125%, 10/17/23	EUR	420	458,607
2.125%, 02/19/24	EUR	2,000	2,181,651
0.000%, 04/19/24	EUR	4,300	4,611,565
1.750%, 06/27/24	EUR	1,647	1,781,679
European Investment Bank
0.000%, 10/16/23	EUR	1,833	2,001,466
0.500%, 11/15/23	EUR	140	152,643
0.050%, 12/15/23	EUR	200	217,152
0.875%, 12/15/23	GBP	1,310	1,651,579
2.125%, 01/15/24	EUR	323	352,805
1.500%, 01/26/24	NOK	4,000	388,355
3.250%, 01/29/24		541	534,757
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
	0.000%, 03/15/24	EUR	133	$143,113
	4.125%, 04/15/24	EUR	200	220,708
	0.750%, 09/09/24	NOK	15,000	1,416,324
	0.875%, 09/13/24	EUR	200	213,516
	0.750%, 11/15/24	GBP	500	603,912
	1.375%, 03/07/25	GBP	1,165	1,404,293
	1.250%, 05/12/25	SEK	2,000	181,340
European Stability Mechanism
	0.125%, 04/22/24	EUR	5,052	5,419,274
European Union
	1.875%, 04/04/24	EUR	200	217,469
Inter-American Development Bank
	3.000%, 10/04/23		500	497,837
	1.250%, 12/15/23	GBP	4,000	5,050,278
	3.000%, 02/21/24		454	447,487
	1.375%, 12/15/24	GBP	800	969,448
International Bank for Reconstruction & Development
	2.500%, 08/03/23	CAD	2,500	1,895,746
	2.500%, 03/19/24		3,914	3,838,052
	1.800%, 07/26/24	CAD	295	216,248
International Development Association
	0.750%, 12/12/24	GBP	300	360,480
Nordic Investment Bank
	1.500%, 03/13/25	NOK	2,000	187,254
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				52,487,825
SWEDEN — (7.0%)
Kommuninvest I Sverige AB
	1.000%, 11/13/23	SEK	2,000	188,416
	3.250%, 01/16/24		1,000	989,078
	0.375%, 02/16/24		300	291,633
Ω	1.375%, 05/08/24		3,200	3,098,038
Ω	2.875%, 07/03/24		1,183	1,153,540
	1.000%, 10/02/24	SEK	19,000	1,742,879
	1.000%, 05/12/25	SEK	17,000	1,536,072
Skandinaviska Enskilda Banken AB
Ω	1.400%, 11/19/25		635	574,840
Svensk Exportkredit AB
	1.375%, 12/15/23	GBP	260	328,253
#	0.375%, 03/11/24		2,000	1,937,828
	0.375%, 07/30/24		3,000	2,847,494
	3.625%, 09/03/24		2,100	2,053,831
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		1,250	1,194,780
	0.125%, 06/18/24	EUR	1,000	1,063,674
	1.000%, 04/15/25	EUR	200	209,543

VA Global Bond Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Sweden Government Bond
	1.500%, 11/13/23	SEK	35,000	$3,305,044
TOTAL SWEDEN				22,514,943
UNITED KINGDOM — (0.2%)
Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	613	782,952
UNITED STATES — (4.6%)
Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	920	1,006,837
	0.100%, 11/19/24	EUR	200	209,307
Amazon.com, Inc.
	2.730%, 04/13/24		3,750	3,676,540
	1.000%, 05/12/26		233	210,390
Berkshire Hathaway, Inc.
	0.000%, 03/12/25	EUR	290	299,609
	3.125%, 03/15/26		920	883,824
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	2,100	2,231,301
Procter & Gamble Co.
	0.625%, 10/30/24	EUR	500	528,774
Roche Holdings, Inc.
Ω	1.882%, 03/08/24		2,600	2,540,836
Ω	3.350%, 09/30/24		2,000	1,957,881
Sanofi
	0.625%, 04/05/24	EUR	1,200	1,291,809
TOTAL UNITED STATES				14,837,108
TOTAL BONDS				237,073,608
U.S. TREASURY OBLIGATIONS — (11.3%)
U.S. Treasury Notes
	0.125%, 10/15/23		2,500	2,473,438
U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.140%, FRN, 5.491%, 10/31/24		6,000	6,007,712
(r)	3M USTMMR + 0.200%, FRN, 5.551%, 01/31/25		5,000	5,010,476
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25		23,000	23,024,571
TOTAL U.S. TREASURY OBLIGATIONS				36,516,197
COMMERCIAL PAPER — (12.0%)
AUSTRALIA — (1.7%)
Australia & New Zealand Banking Group Ltd.
Ω	5.465%, 02/20/24		3,600	3,488,698
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Ω	5.871%, 02/22/24		2,000	$1,937,559
TOTAL AUSTRALIA				5,426,257
CANADA — (5.4%)
Bank of Montreal
	5.804%, 01/18/24		4,000	3,894,474
	5.220%, 08/14/23		2,000	1,995,910
	5.320%, 08/21/23		1,000	996,920
Canadian Imperial Bank of Commerce
Ω	5.731%, 01/09/24		3,500	3,412,965
Ω	5.779%, 12/01/23		1,700	1,668,519
Ω	5.704%, 12/05/23		1,700	1,667,411
CDP Financial, Inc.
Ω	5.230%, 09/14/23		2,000	1,986,638
PSP Capital, Inc.
Ω	5.380%, 02/08/24		2,000	1,940,768
TOTAL CANADA				17,563,605
GERMANY — (0.3%)
FMS Wertmanagement
Ω	5.230%, 09/21/23		1,000	992,306
NETHERLANDS — (2.3%)
Cooperatieve Rabobank UA
	5.725%, 12/01/23		2,500	2,453,593
	5.570%, 02/12/24		5,000	4,849,352
TOTAL NETHERLANDS				7,302,945
NORWAY — (1.1%)
DNB Bank ASA
Ω	5.779%, 01/19/24		3,500	3,407,660
UNITED STATES — (1.2%)
Cooperatieve Rabobank UA
	5.417%, 02/07/24		1,000	970,660
United Overseas Bank Ltd.
Ω	5.398%, 08/21/23		3,000	2,990,687
TOTAL UNITED STATES				3,961,347
TOTAL COMMERCIAL PAPER (Cost $38,656,509)				38,654,120
FOREIGN SOVEREIGN OBLIGATIONS — (3.0%)
FINLAND — (0.6%)
Finland T-Bills
∞	2.836%, 08/14/23	EUR	1,900	2,086,811
FRANCE — (0.3%)
France Treasury Bills BTF
∞	3.166%, 08/16/23	EUR	800	878,405

VA Global Bond Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.3%)
European Union Bills
∞ 3.160%, 08/04/23	EUR	400	$439,717
∞ 3.277%, 10/06/23	EUR	366	400,234
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			839,951
UNITED KINGDOM — (1.8%)
U.K. Treasury Bills
∞ 4.797%, 11/20/23	GBP	1,500	1,893,468
∞ 5.067%, 12/04/23	GBP	3,200	4,030,585
TOTAL UNITED KINGDOM			5,924,053
TOTAL FOREIGN SOVEREIGN OBLIGATIONS			9,729,220
TOTAL INVESTMENT SECURITIES (Cost $319,793,751)			322,944,518

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	8,222	$95,104
TOTAL INVESTMENTS — (100.0%)
(Cost $319,888,855)^^			$323,039,622
As of July 31, 2023, VA Global Bond Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	390,206	NOK	3,944,126	Citibank, N.A.	08/04/23	$1,018
USD	1,502,268	AUD	2,221,805	Citibank, N.A.	08/04/23	9,779
USD	27,236,744	EUR	24,678,935	Citibank, N.A.	08/14/23	86,712
GBP	432,907	USD	555,038	Citibank, N.A.	08/14/23	567
USD	26,995,211	EUR	24,111,816	Morgan Stanley and Co. International	08/14/23	469,083
USD	41,483,548	GBP	31,735,122	State Street Bank and Trust	08/14/23	753,828
USD	13,515,396	AUD	19,803,233	Morgan Stanley and Co. International	08/21/23	204,885
EUR	2,178,092	USD	2,386,203	Citibank, N.A.	08/22/23	10,899
NZD	476,784	USD	294,526	Citibank, N.A.	08/22/23	1,616
USD	7,316,887	AUD	10,831,954	Bank of New York Mellon	08/28/23	34,570
USD	296,268	AUD	439,671	Citibank, N.A.	08/28/23	677
USD	3,565,059	DKK	24,001,414	Morgan Stanley and Co. International	08/28/23	18,231
CAD	3,149,996	USD	2,380,805	Citibank, N.A.	08/29/23	8,922
USD	1,865,196	CAD	2,458,007	Royal Bank of Canada	08/29/23	442
Total Appreciation						$1,601,229
USD	349,548	AUD	523,789	Citibank, N.A.	08/04/23	$(2,305)
USD	1,986,833	NOK	21,299,306	Societe Generale	08/04/23	(114,883)
USD	5,720,648	AUD	8,591,663	Societe Generale	08/04/23	(50,769)
EUR	8,263,668	USD	9,267,789	Citibank, N.A.	08/14/23	(176,681)
GBP	600,491	USD	774,374	Citibank, N.A.	08/14/23	(3,687)
GBP	2,676,937	USD	3,443,876	HSBC Bank	08/14/23	(8,222)
USD	3,877,926	DKK	26,663,717	Morgan Stanley and Co. International	08/14/23	(59,043)
USD	2,387,287	NOK	25,481,918	Bank of America Corp.	08/21/23	(128,656)
USD	3,012,063	NZD	4,890,301	Bank of America Corp.	08/22/23	(25,413)
USD	2,302,453	SEK	24,757,060	Citibank, N.A.	08/22/23	(51,710)

VA Global Bond Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	29,204,358	EUR	26,677,995	Citibank, N.A.	08/22/23	$(156,151)
USD	340,667	AUD	511,300	Citibank, N.A.	08/28/23	(3,080)
USD	13,397,222	CAD	17,722,092	Citibank, N.A.	08/29/23	(47,547)
CAD	1,609,634	USD	1,222,512	Citibank, N.A.	08/29/23	(1,372)
USD	2,407,302	DKK	16,396,961	UBS AG	09/07/23	(17,218)
USD	4,562,022	SEK	48,957,851	Morgan Stanley and Co. International	09/27/23	(101,503)
Total (Depreciation)						$(948,240)
Total Appreciation (Depreciation)						$652,989
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$971,373	—	$971,373
Bonds
Australia	—	26,987,348	—	26,987,348
Austria	—	2,714,462	—	2,714,462
Belgium	—	6,682,995	—	6,682,995
Canada	—	36,403,746	—	36,403,746
Denmark	—	13,205,626	—	13,205,626
Finland	—	3,356,528	—	3,356,528
France	—	12,834,870	—	12,834,870
Germany	—	14,138,711	—	14,138,711
Ireland	—	5,223,241	—	5,223,241
Netherlands	—	12,209,444	—	12,209,444
New Zealand	—	2,726,917	—	2,726,917
Norway	—	9,631,376	—	9,631,376
Singapore	—	335,516	—	335,516
Supranational Organization Obligations	—	52,487,825	—	52,487,825
Sweden	—	22,514,943	—	22,514,943
United Kingdom	—	782,952	—	782,952
United States	—	14,837,108	—	14,837,108
U.S. Treasury Obligations	—	36,516,197	—	36,516,197
Commercial Paper	—	38,654,120	—	38,654,120
Foreign Sovereign Obligations	—	9,729,220	—	9,729,220
Securities Lending Collateral	—	95,104	—	95,104
Forward Currency Contracts**	—	652,989	—	652,989
TOTAL	—	$323,692,611	—	$323,692,611
** Valued at the unrealized appreciation/(depreciation) on the investment.

VIT Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.6%)
Treasury Inflation Protected Security
0.750%, 07/15/28	18,596	$17,703,091
0.875%, 01/15/29	21,919	20,852,965
0.250%, 07/15/29	1,486	1,364,228
0.125%, 01/15/30	21,807	19,630,871
0.125%, 07/15/30	3,796	3,408,267
0.125%, 01/15/31	11,932	10,608,872
0.125%, 07/15/31	12,424	11,012,548
0.125%, 01/15/32	14,700	12,922,514
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/28	10,132	10,045,619
3.625%, 04/15/28	19,727	21,208,594
2.500%, 01/15/29	20,325	21,019,606
3.875%, 04/15/29	18,388	20,360,036
3.375%, 04/15/32	12,884	14,595,126
2.125%, 02/15/40	11,959	12,637,403
2.125%, 02/15/41	8,193	8,663,334
0.750%, 02/15/42	2,692	2,250,279
TOTAL U.S. TREASURY OBLIGATIONS Cost ($228,157,823)		208,283,353

	Shares
TEMPORARY CASH INVESTMENTS — (0.4%)
State Street Institutional U.S. Government Money Market Fund 5.190%	777,696	777,696
TOTAL INVESTMENTS — (100.0%)
(Cost $228,935,519)^^		$209,061,049
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$208,283,353	—	$208,283,353
Temporary Cash Investments	$777,696	—	—	777,696
TOTAL	$777,696	$208,283,353	—	$209,061,049

VA Global Moderate Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,903,829	$59,875,417
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,514,355	22,927,330
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,463,102	22,685,173
Investment in VA Global Bond Portfolio of DFA Investment Dimensions Group, Inc.	2,295,901	22,683,505
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	623,179	21,674,176
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	463,445	10,580,446
Investment in VA Short-Term Fixed Portfolio of DFA Investment Dimensions Group, Inc.	874,074	8,906,810
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	911,998	8,891,983
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	131,024	4,292,359
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	184,380	2,610,814
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	53,686	2,048,116
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	190,800	715,498
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $140,505,686)		$187,891,627

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $90,103)	90,103	90,103
TOTAL INVESTMENTS — (100.0%) (Cost $140,595,789)^^		$187,981,730
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$187,891,627	—	—	$187,891,627
Temporary Cash Investments	90,103	—	—	90,103
TOTAL	$187,981,730	—	—	$187,981,730

U.S. Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.2%)
COMMUNICATION SERVICES — (0.0%)
*	Charter Communications, Inc., Class A	3,061	$1,240,286
*	Live Nation Entertainment, Inc.	453	39,751
TOTAL COMMUNICATION SERVICES			1,280,037
CONSUMER DISCRETIONARY — (16.8%)
*	Amazon.com, Inc.	782,167	104,560,085
	Best Buy Co., Inc.	54,489	4,525,311
*	Booking Holdings, Inc.	8,484	25,204,267
*	Bright Horizons Family Solutions, Inc.	187	18,145
*	Burlington Stores, Inc.	27,456	4,876,735
*	Chipotle Mexican Grill, Inc.	182	357,135
	Darden Restaurants, Inc.	24,575	4,151,209
	Hilton Worldwide Holdings, Inc.	46,233	7,188,769
	Home Depot, Inc.	322,959	107,816,632
	Lowe's Cos., Inc.	212,743	49,839,303
*	Lululemon Athletica, Inc.	16,356	6,191,237
	Marriott International, Inc., Class A	76,267	15,391,443
	McDonald's Corp.	15,927	4,669,796
	NIKE, Inc., Class B	169,688	18,731,858
*	O'Reilly Automotive, Inc.	29,564	27,370,056
	Pool Corp.	16,700	6,425,158
	Ross Stores, Inc.	166,401	19,076,211
	Starbucks Corp.	343,683	34,907,882
*	Tesla, Inc.	44,439	11,884,322
	TJX Cos., Inc.	193,089	16,707,991
	Tractor Supply Co.	52,684	11,800,689
*	Ulta Beauty, Inc.	14,851	6,605,725
	Yum! Brands, Inc.	12,200	1,679,574
TOTAL CONSUMER DISCRETIONARY			489,979,533
CONSUMER STAPLES — (11.5%)
	Altria Group, Inc.	473,547	21,508,505
*	BJ's Wholesale Club Holdings, Inc.	7,300	484,063
#	Brown-Forman Corp., Class A	14,262	1,025,580
	Brown-Forman Corp., Class B	66,750	4,712,550
	Clorox Co.	71,957	10,900,046
	Coca-Cola Co.	748,406	46,348,784
	Colgate-Palmolive Co.	107,965	8,233,411
	Costco Wholesale Corp.	77,038	43,192,896
	Dollar General Corp.	41,069	6,934,911
	Estee Lauder Cos., Inc., Class A	24,903	4,482,540
	Hershey Co.	37,890	8,764,336
	Kimberly-Clark Corp.	106,176	13,707,322
	Lamb Weston Holdings, Inc.	67,768	7,022,798
	PepsiCo, Inc.	296,694	55,618,257
	Procter & Gamble Co.	457,946	71,576,960
	Sysco Corp.	233,129	17,790,074
	Target Corp.	93,718	12,789,695
TOTAL CONSUMER STAPLES			335,092,728
ENERGY — (0.7%)
	APA Corp.	36,328	1,470,921

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Cheniere Energy, Inc.	69,961	$11,323,887
	Hess Corp.	28,845	4,376,652
	Targa Resources Corp.	48,600	3,984,714
TOTAL ENERGY			21,156,174
FINANCIALS — (10.1%)
	Ameriprise Financial, Inc.	48,242	16,809,925
	Aon PLC, Class A	60,490	19,266,065
*	Credit Acceptance Corp.	155	86,273
	Erie Indemnity Co., Class A	100	22,196
	FactSet Research Systems, Inc.	14,165	6,162,341
*	FleetCor Technologies, Inc.	4,159	1,035,217
	Jack Henry & Associates, Inc.	4,020	673,631
	LPL Financial Holdings, Inc.	18,799	4,311,739
	MarketAxess Holdings, Inc.	7,981	2,148,645
	Marsh & McLennan Cos., Inc.	52,026	9,802,739
	Mastercard, Inc., Class A	273,601	107,875,402
	Moody's Corp.	35,508	12,525,447
	MSCI, Inc.	40,997	22,469,636
	Visa, Inc., Class A	378,197	89,908,773
TOTAL FINANCIALS			293,098,029
HEALTH CARE — (14.0%)
	AbbVie, Inc.	562,217	84,096,419
	AmerisourceBergen Corp.	82,614	15,440,557
	Amgen, Inc.	190,975	44,716,796
	Cardinal Health, Inc.	122,721	11,225,290
*	DaVita, Inc.	24,000	2,447,760
*	Edwards Lifesciences Corp.	3	246
	Eli Lilly & Co.	186,408	84,731,756
	HCA Healthcare, Inc.	32,550	8,879,966
*	IDEXX Laboratories, Inc.	38,967	21,616,164
*	IQVIA Holdings, Inc.	31,273	6,997,646
	Johnson & Johnson	256,197	42,920,683
	Merck & Co., Inc.	410,003	43,726,820
*	Mettler-Toledo International, Inc.	14,091	17,719,010
*	Waters Corp.	15,386	4,249,767
	West Pharmaceutical Services, Inc.	367	135,071
	Zoetis, Inc.	98,882	18,598,715
TOTAL HEALTH CARE			407,502,666
INDUSTRIALS — (14.6%)
	Allegion PLC	37,179	4,344,738
	Automatic Data Processing, Inc.	102,900	25,443,054
*	Boeing Co.	82,836	19,785,379
	Booz Allen Hamilton Holding Corp.	52,858	6,400,047
	Broadridge Financial Solutions, Inc.	47,631	7,998,197
	Caterpillar, Inc.	123,535	32,757,776
	CH Robinson Worldwide, Inc.	2,760	276,497
	Cintas Corp.	23,873	11,985,201
*	Copart, Inc.	692	61,166
	Deere & Co.	42,349	18,193,130
*	Delta Air Lines, Inc.	1,279	59,166
	Fastenal Co.	238,536	13,980,595
	Ferguson PLC	29,459	4,761,164
	Honeywell International, Inc.	109,840	21,323,239
	Illinois Tool Works, Inc.	73,283	19,296,880
	Lennox International, Inc.	15,817	5,811,798

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Lockheed Martin Corp.	60,233	$26,886,204
	Masco Corp.	101,751	6,174,251
	Old Dominion Freight Line, Inc.	52,420	21,989,666
	Paychex, Inc.	135,118	16,953,255
	Paycom Software, Inc.	1,045	385,354
	Robert Half, Inc.	4,384	325,074
	Rockwell Automation, Inc.	42,816	14,398,593
	Rollins, Inc.	75,167	3,069,069
	Toro Co.	31,222	3,173,716
	Trane Technologies PLC	36,230	7,225,711
	Union Pacific Corp.	151,964	35,258,687
	United Parcel Service, Inc., Class B	235,754	44,116,646
	Verisk Analytics, Inc.	51,226	11,727,680
	Waste Management, Inc.	122,177	20,011,371
	WW Grainger, Inc.	29,186	21,553,569
TOTAL INDUSTRIALS			425,726,873
INFORMATION TECHNOLOGY — (30.7%)
	Accenture PLC, Class A	138,718	43,883,439
*	Adobe, Inc.	72,122	39,390,873
*	Advanced Micro Devices, Inc.	568	64,979
	Amphenol Corp., Class A	99,555	8,791,702
	Apple, Inc.	779,238	153,081,502
	Applied Materials, Inc.	220,549	33,433,023
*	Autodesk, Inc.	21,538	4,565,841
	Broadcom, Inc.	123,213	110,725,362
	CDW Corp.	91,054	17,033,472
*	Enphase Energy, Inc.	19,401	2,945,654
*	Fair Isaac Corp.	9,468	7,933,900
*	Fortinet, Inc.	102,465	7,963,580
*	Gartner, Inc.	27,533	9,735,394
	International Business Machines Corp.	124,334	17,926,476
	KLA Corp.	44,582	22,912,919
	Lam Research Corp.	35,132	25,241,991
	Microchip Technology, Inc.	43,188	4,057,081
	Microsoft Corp.	455,923	153,153,654
	Motorola Solutions, Inc.	20,129	5,769,575
	NetApp, Inc.	103,545	8,077,545
	NVIDIA Corp.	64,376	30,082,261
	NXP Semiconductors NV	12,746	2,842,103
*	ON Semiconductor Corp.	19,400	2,090,350
	Oracle Corp.	745,382	87,381,132
	QUALCOMM, Inc.	345,514	45,666,585
	Seagate Technology Holdings PLC	121,222	7,697,597
	Teradyne, Inc.	7,999	903,407
	Texas Instruments, Inc.	236,201	42,516,180
TOTAL INFORMATION TECHNOLOGY			895,867,577
MATERIALS — (0.8%)
	Avery Dennison Corp.	56,729	10,438,703
	Sherwin-Williams Co.	48,647	13,450,896
TOTAL MATERIALS			23,889,599
TOTAL COMMON STOCKS Cost ($1,439,434,617)			2,893,593,216

U.S. Large Cap Growth Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	21,722,177	$21,722,177
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	24,970	288,825
TOTAL INVESTMENTS — (100.0%)
(Cost $1,461,445,599)^^			$2,915,604,218
As of July 31, 2023, U.S. Large Cap Growth Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	88	09/15/23	$19,087,046	$20,303,800	$1,216,754
Total Futures Contracts			$19,087,046	$20,303,800	$1,216,754
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,280,037	—	—	$1,280,037
Consumer Discretionary	489,979,533	—	—	489,979,533
Consumer Staples	335,092,728	—	—	335,092,728
Energy	21,156,174	—	—	21,156,174
Financials	293,098,029	—	—	293,098,029
Health Care	407,502,666	—	—	407,502,666
Industrials	425,726,873	—	—	425,726,873
Information Technology	895,867,577	—	—	895,867,577
Materials	23,889,599	—	—	23,889,599
Temporary Cash Investments	21,722,177	—	—	21,722,177
Securities Lending Collateral	—	$288,825	—	288,825
Futures Contracts**	1,216,754	—	—	1,216,754
TOTAL	$2,916,532,147	$288,825	—	$2,916,820,972
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (89.6%)
COMMUNICATION SERVICES — (3.0%)
#*	Anterix, Inc.	10,804	$303,268
#	Atlanta Braves Holdings, Inc., Class A	8,506	402,674
*	Atlanta Braves Holdings, Inc., Class C	30,841	1,255,846
	Cable One, Inc.	34	24,614
*	Cargurus, Inc.	101,154	2,292,150
#*	Cars.com, Inc.	73,418	1,674,665
#*	Cinemark Holdings, Inc.	50,323	839,891
	Cogent Communications Holdings, Inc.	4,822	295,299
*	Gambling.com Group Ltd.	7,637	93,553
*	IDT Corp., Class B	31,089	737,431
#*	IMAX Corp.	65,330	1,202,725
*	Integral Ad Science Holding Corp.	44,765	933,350
	Iridium Communications, Inc.	92,938	4,883,892
*	Magnite, Inc.	48,438	732,867
	New York Times Co., Class A	84,950	3,462,562
	Nexstar Media Group, Inc.	772	144,148
*	PubMatic, Inc., Class A	52,675	1,052,973
*	Sciplay Corp., Class A	20,891	409,464
#	Shutterstock, Inc.	38,618	1,986,896
#*	Stagwell, Inc., Class A	35,309	236,923
#*	TechTarget, Inc.	29,503	958,257
	Townsquare Media, Inc., Class A	11,069	132,607
*	Travelzoo	18,628	153,495
*	TripAdvisor, Inc.	116,886	2,179,924
	World Wrestling Entertainment, Inc., Class A	33,234	3,489,570
*	Yelp, Inc.	69,249	3,119,667
TOTAL COMMUNICATION SERVICES			32,998,711
CONSUMER DISCRETIONARY — (14.5%)
*	Abercrombie & Fitch Co., Class A	1,259	49,869
#	Academy Sports & Outdoors, Inc.	36,907	2,206,670
*	Accel Entertainment, Inc.	20,322	231,671
#	Acushnet Holdings Corp.	73,215	4,365,810
#	Arko Corp.	88,336	736,722
	Autoliv, Inc.	1,340	135,246
*	AutoNation, Inc.	27,279	4,391,373
*	BJ's Restaurants, Inc.	1,933	72,797
#	Bloomin' Brands, Inc.	101,978	2,740,149
#*	Boot Barn Holdings, Inc.	30,508	2,864,701
#*	Bowlero Corp.	13,273	161,001
	Boyd Gaming Corp.	2,041	139,441
#*	Bright Horizons Family Solutions, Inc.	14,265	1,384,133
	Brunswick Corp.	52,265	4,510,992
#	Buckle, Inc.	45,211	1,652,914
	Build-A-Bear Workshop, Inc.	19,188	471,065
	Caleres, Inc.	20,555	555,807
#	Camping World Holdings, Inc., Class A	33,349	1,068,168
*	Capri Holdings Ltd.	5,793	213,820
*	CarParts.com, Inc.	42,216	211,924
	Carriage Services, Inc.	15,062	487,557
#	Carter's, Inc.	34,695	2,602,472
*	Cavco Industries, Inc.	9,150	2,705,197
#	Cheesecake Factory, Inc.	55,346	2,035,626

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Choice Hotels International, Inc.	11,790	$1,541,543
*	Chuy's Holdings, Inc.	7,177	298,491
#	Columbia Sportswear Co.	39,047	3,069,485
*	Cooper-Standard Holdings, Inc.	7,200	132,624
#	Cracker Barrel Old Country Store, Inc.	23,137	2,156,368
*	Dave & Buster's Entertainment, Inc.	37,517	1,718,279
*	Denny's Corp.	885	10,408
#*	Destination XL Group, Inc.	46,925	242,133
#	Dillard's, Inc., Class A	9,875	3,387,520
*	Dorman Products, Inc.	28,317	2,398,167
*	Envela Corp.	20,430	153,021
*	Everi Holdings, Inc.	27,277	404,791
#*	Figs, Inc., Class A	12,241	90,094
*	Fox Factory Holding Corp.	33,668	3,767,449
*	Frontdoor, Inc.	43,326	1,512,944
	Gentex Corp.	59,643	2,002,812
*	Gentherm, Inc.	31,750	1,897,698
*	Grand Canyon Education, Inc.	30,880	3,352,024
#	Guess?, Inc.	9,713	203,876
#	H&R Block, Inc.	141,271	4,748,118
#	Hanesbrands, Inc.	294,799	1,553,591
*	Hilton Grand Vacations, Inc.	10,557	490,901
	Installed Building Products, Inc.	34,225	5,065,984
#	International Game Technology PLC	2,090	70,705
#*	J Jill, Inc.	4,484	101,787
	Jack in the Box, Inc.	4,336	431,042
#	Kontoor Brands, Inc.	56,315	2,385,503
	Laureate Education, Inc.	65,576	840,684
	Leggett & Platt, Inc.	85,313	2,496,258
#	Levi Strauss & Co., Class A	35,699	537,984
#	Marine Products Corp.	28,820	462,273
*	MasterCraft Boat Holdings, Inc.	23,066	706,973
*	Mattel, Inc.	120,435	2,565,266
*	Modine Manufacturing Co.	54,686	2,054,006
	Murphy USA, Inc.	21,233	6,519,168
	Nathan's Famous, Inc.	430	34,443
#*	National Vision Holdings, Inc.	1,114	24,096
*	Noodles & Co.	46,583	170,028
	Nordstrom, Inc.	87,523	2,022,657
*	Ollie's Bargain Outlet Holdings, Inc.	28,074	2,046,033
#*	ONE Group Hospitality, Inc.	40,868	301,197
*	OneSpaWorld Holdings Ltd.	43,364	557,011
	Oxford Industries, Inc.	16,324	1,760,543
#	Papa John's International, Inc.	6,657	550,534
#	PetMed Express, Inc.	14,216	208,264
*	PlayAGS, Inc.	16,489	109,157
#	Polaris, Inc.	20,409	2,772,359
#*	Potbelly Corp.	22,838	218,103
	RCI Hospitality Holdings, Inc.	1,500	104,625
#	Red Rock Resorts, Inc., Class A	49,765	2,413,603
#*	Revolve Group, Inc.	2,286	45,080
#*	RH	3,612	1,402,070
*	Sally Beauty Holdings, Inc.	97,221	1,163,735
*	SeaWorld Entertainment, Inc.	82,730	4,580,760
*	Shake Shack, Inc., Class A	8,096	628,735
*	Skyline Champion Corp.	55,715	3,881,107
#*	Sleep Number Corp.	9,587	265,464
*	Sonos, Inc.	116,109	1,990,108
	Steven Madden Ltd.	78,493	2,620,096

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Tempur Sealy International, Inc.	72,271	$3,225,455
	Texas Roadhouse, Inc.	43,898	4,896,822
*	TopBuild Corp.	16,575	4,540,390
	Upbound Group, Inc.	56,358	1,951,678
	Valvoline, Inc.	91,793	3,485,380
#*	Victoria's Secret & Co.	35,914	735,878
*	Visteon Corp.	29,114	4,486,176
*	Vizio Holding Corp., Class A	5,130	38,219
#	Wendy's Co.	201,631	4,333,050
	Winmark Corp.	1,241	451,054
	Wolverine World Wide, Inc.	39,112	495,549
	Wyndham Hotels & Resorts, Inc.	10,609	826,653
#*	XPEL, Inc.	9,488	770,710
#*	YETI Holdings, Inc.	39,810	1,695,906
TOTAL CONSUMER DISCRETIONARY			157,167,823
CONSUMER STAPLES — (5.8%)
#*	Boston Beer Co., Inc. , Class A	1,518	563,846
	Calavo Growers, Inc.	19,313	728,679
#*	Chefs' Warehouse, Inc.	43,137	1,567,599
	Coca-Cola Consolidated, Inc.	7,528	4,768,310
*	elf Beauty, Inc.	61,168	7,139,529
#	Energizer Holdings, Inc.	70,397	2,513,173
#	Flowers Foods, Inc.	164,232	4,058,173
*	Fresh Market, Inc.	15,766	0
#*	Freshpet, Inc.	30,068	2,211,201
*	Grocery Outlet Holding Corp.	61,372	2,052,893
	Inter Parfums, Inc.	33,118	4,953,128
	J & J Snack Foods Corp.	21,352	3,423,153
	John B Sanfilippo & Son, Inc.	11,109	1,209,881
	Lancaster Colony Corp.	21,652	4,170,825
#*	MamaMancini's Holdings, Inc.	23,577	87,471
	Medifast, Inc.	10,360	1,055,580
#	MGP Ingredients, Inc.	23,149	2,639,217
*	National Beverage Corp.	65,383	3,455,492
	Oil-Dri Corp. of America	1,664	104,449
#*	Olaplex Holdings, Inc.	48,539	174,740
	PriceSmart, Inc.	14,855	1,154,679
#	Reynolds Consumer Products, Inc.	39,216	1,085,499
*	Simply Good Foods Co.	13,200	510,972
*	Sovos Brands, Inc.	45,002	801,036
	Spectrum Brands Holdings, Inc.	725	56,847
#*	Sprouts Farmers Market, Inc.	117,824	4,624,592
	Tootsie Roll Industries, Inc.	42,303	1,474,683
	Turning Point Brands, Inc.	23,500	560,475
	United-Guardian, Inc.	2,424	19,877
*	USANA Health Sciences, Inc.	19,617	1,273,339
#	Utz Brands, Inc.	58,271	976,039
	Vector Group Ltd.	4,047	53,097
*	Vital Farms, Inc.	43,680	511,056
#	WD-40 Co.	13,103	3,007,139
TOTAL CONSUMER STAPLES			62,986,669
ENERGY — (4.0%)
	Antero Midstream Corp.	29,775	355,513
*	Baytex Energy Corp.	61,955	250,298
	Cactus, Inc., Class A	34,403	1,746,984
#	ChampionX Corp.	107,696	3,833,978

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Core Laboratories, Inc.	32,232	$837,710
#	CVR Energy, Inc.	57,686	2,119,384
*	Denbury, Inc.	40,826	3,589,014
#*	Empire Petroleum Corp.	729	6,561
	EnLink Midstream LLC	334,053	3,875,015
	Equitrans Midstream Corp.	22,805	236,488
	Evolution Petroleum Corp.	45,678	426,632
	Excelerate Energy, Inc., Class A	2,554	54,196
*	Green Plains, Inc.	1,176	41,760
*	Kosmos Energy Ltd.	453,739	3,221,547
#	Magnolia Oil & Gas Corp., Class A	148,443	3,288,012
	Matador Resources Co.	61,145	3,401,496
#*	Nabors Industries Ltd.	1,897	232,363
*	NexTier Oilfield Solutions, Inc.	248,346	2,960,284
#	Northern Oil & Gas, Inc.	20,265	797,833
*	Oceaneering International, Inc.	111,889	2,511,908
	Range Resources Corp.	32,508	1,021,726
	Riley Exploration Permian, Inc.	959	35,915
	Sitio Royalties Corp., Class A	57,311	1,566,883
#*	TETRA Technologies, Inc.	174,273	782,486
*	Tidewater, Inc.	29,427	1,857,138
*	Valaris Ltd.	7,649	587,443
*	W&T Offshore, Inc.	15,339	67,185
*	Weatherford International PLC	43,817	3,641,193
TOTAL ENERGY			43,346,945
FINANCIALS — (7.3%)
	AMERISAFE, Inc.	19,786	1,031,246
#	Artisan Partners Asset Management, Inc., Class A	59,786	2,480,521
*	AvidXchange Holdings, Inc.	5,825	72,288
	B Riley Financial, Inc.	2,925	162,425
#	BancFirst Corp.	14,006	1,399,199
*	Bancorp, Inc.	58,164	2,204,416
	BGC Group, Inc., Class A	364,140	1,733,306
	Brightsphere Investment Group, Inc.	48,260	1,026,973
#*	BRP Group, Inc., Class A	5,174	128,884
#*	Cantaloupe, Inc.	17,336	133,661
	Cass Information Systems, Inc.	17,390	659,951
#	City Holding Co.	15,160	1,499,476
#	Cohen & Steers, Inc.	46,963	3,020,191
	Commerce Bancshares, Inc.	516	27,441
	Crawford & Co., Class A	31,015	298,054
#*	Credit Acceptance Corp.	4,150	2,309,890
	Diamond Hill Investment Group, Inc.	4,105	745,099
*	Donnelley Financial Solutions, Inc.	35,884	1,697,313
	Esquire Financial Holdings, Inc.	2,408	120,268
*	Euronet Worldwide, Inc.	23,507	2,065,560
	Evercore, Inc., Class A	37,110	5,012,077
	EVERTEC, Inc.	72,062	2,834,198
	Federated Hermes, Inc.	88,557	2,995,883
#	First Financial Bankshares, Inc.	66,724	2,174,535
	FirstCash Holdings, Inc.	3,817	363,684
#	Hamilton Lane, Inc., Class A	29,410	2,600,726
*	Heritage Global, Inc.	16,498	62,857
	Houlihan Lokey, Inc.	39,923	3,986,312
*	I3 Verticals, Inc., Class A	28,528	713,485
*	International Money Express, Inc.	36,229	877,829
#*	Kingsway Financial Services, Inc.	8,680	72,652
	Kinsale Capital Group, Inc.	15,683	5,843,956

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Financial Corp.	4,347	$240,998
	Lazard Ltd., Class A	75,074	2,635,097
#	Moelis & Co., Class A	61,652	3,010,467
*	Open Lending Corp., Class A	108,353	1,223,305
#*	Palomar Holdings, Inc.	19,978	1,209,868
*	Paymentus Holdings, Inc., Class A	6,697	75,609
	Piper Sandler Cos.	6,961	1,018,812
#	PJT Partners, Inc., Class A	23,836	1,890,433
	Primerica, Inc.	27,245	5,795,011
*	PROG Holdings, Inc.	36,501	1,481,211
	RLI Corp.	39,147	5,222,601
#	Selective Insurance Group, Inc.	3,689	380,668
#*	Shift4 Payments, Inc., Class A	13,215	911,703
	Silvercrest Asset Management Group, Inc., Class A	12,793	266,606
	SLM Corp.	45,161	730,705
	StepStone Group, Inc., Class A	27,371	768,304
	Virtu Financial, Inc., Class A	16,721	310,342
	Western Union Co.	68,235	831,102
*	WEX, Inc.	109	20,639
#	WisdomTree, Inc.	163,056	1,134,870
TOTAL FINANCIALS			79,512,707
HEALTH CARE — (9.1%)
#*	Accuray, Inc.	41,131	175,218
*	Addus HomeCare Corp.	13,935	1,276,028
#*	Agiliti, Inc.	23,240	399,031
*	Amedisys, Inc.	8,478	770,141
*	AMN Healthcare Services, Inc.	47,308	5,069,052
*	Amneal Pharmaceuticals, Inc.	60,320	193,024
*	Amphastar Pharmaceuticals, Inc.	49,462	3,001,849
*	ANI Pharmaceuticals, Inc.	9,045	475,315
#*	Apollo Medical Holdings, Inc.	29,633	1,085,457
#*	Arcturus Therapeutics Holdings, Inc.	8,148	284,854
#	Atrion Corp.	1,645	922,203
*	Avid Bioservices, Inc.	39,162	495,791
*	Axonics, Inc.	12,096	730,236
#*	Catalyst Pharmaceuticals, Inc.	85,601	1,183,862
*	Certara, Inc.	45,950	894,646
	Chemed Corp.	738	384,564
#*	Collegium Pharmaceutical, Inc.	44,485	1,012,479
#	CONMED Corp.	29,739	3,599,906
*	Corcept Therapeutics, Inc.	93,042	2,370,710
*	CorVel Corp.	20,584	4,210,663
#*	Cytek Biosciences, Inc.	14,994	134,346
*	Dynavax Technologies Corp.	125,839	1,760,488
	Encompass Health Corp.	28,204	1,862,310
#	Ensign Group, Inc.	47,396	4,591,250
*	Evolent Health, Inc., Class A	92,182	2,801,411
*	Exelixis, Inc.	14,854	292,772
*	Globus Medical, Inc., Class A	29,393	1,771,516
*	GoodRx Holdings, Inc., Class A	95,654	883,843
*	Haemonetics Corp.	20,428	1,884,279
#*	Halozyme Therapeutics, Inc.	59,776	2,567,977
*	Harmony Biosciences Holdings, Inc.	33,776	1,194,657
*	Harvard Bioscience, Inc.	40,747	189,474
*	HealthEquity, Inc.	18,626	1,265,450
*	InfuSystem Holdings, Inc.	28,779	296,999
*	Integra LifeSciences Holdings Corp.	2,008	91,304
	iRadimed Corp.	1,300	57,109

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Ironwood Pharmaceuticals, Inc.	164,194	$1,820,911
*	Joint Corp.	19,748	266,598
#*	Lantheus Holdings, Inc.	52,771	4,564,164
	LeMaitre Vascular, Inc.	28,082	1,775,625
*	Maravai LifeSciences Holdings, Inc., Class A	33,818	382,482
*	Medpace Holdings, Inc.	26,335	6,667,232
*	Merit Medical Systems, Inc.	51,387	3,837,067
*	ModivCare, Inc.	3,717	162,582
	National Research Corp.	24,459	1,049,536
*	Nevro Corp.	9,017	225,335
*	NextGen Healthcare, Inc.	83,218	1,383,915
*	NuVasive, Inc.	50,891	2,097,218
*	Omnicell, Inc.	6,831	431,378
*	Option Care Health, Inc.	120,724	4,078,057
*	OrthoPediatrics Corp.	13,915	580,951
*	Pacira BioSciences, Inc.	2,016	73,282
	Patterson Cos., Inc.	116,403	3,828,495
*	Pennant Group, Inc.	39,424	452,588
	Phibro Animal Health Corp., Class A	10,036	145,321
#*	Puma Biotechnology, Inc.	53,124	192,309
*	RadNet, Inc.	60,045	1,986,289
	Select Medical Holdings Corp.	122,051	3,662,750
#*	Semler Scientific, Inc.	4,953	121,596
#	SIGA Technologies, Inc.	24,596	141,181
#*	Sotera Health Co.	47,834	907,889
#*	Surgery Partners, Inc.	36,289	1,401,844
#*	Tactile Systems Technology, Inc.	22,675	519,484
*	Tenet Healthcare Corp.	33,930	2,535,589
#	U.S. Physical Therapy, Inc.	13,267	1,542,554
*	UFP Technologies, Inc.	7,586	1,476,729
	Utah Medical Products, Inc.	3,925	385,945
TOTAL HEALTH CARE			98,877,110
INDUSTRIALS — (24.5%)
	AAON, Inc.	51,440	5,414,574
	Acuity Brands, Inc.	9,672	1,598,201
	Advanced Drainage Systems, Inc.	1,664	202,991
*	AeroVironment, Inc.	23,017	2,192,599
	Alamo Group, Inc.	10,771	2,086,989
	Albany International Corp., Class A	31,136	2,997,774
	Allied Motion Technologies, Inc.	8,497	330,533
	Allison Transmission Holdings, Inc.	89,446	5,249,586
#	Alta Equipment Group, Inc.	33,911	547,663
#*	Ameresco, Inc., Class A	26,757	1,557,525
*	API Group Corp.	7,794	224,155
	Apogee Enterprises, Inc.	24,945	1,235,526
	Applied Industrial Technologies, Inc.	34,370	4,983,306
	Armstrong World Industries, Inc.	44,758	3,462,479
#*	Array Technologies, Inc.	16,621	316,630
*	Atkore, Inc.	52,786	8,375,555
*	AZEK Co., Inc.	8,737	272,594
	Barrett Business Services, Inc.	8,295	752,605
*	Beacon Roofing Supply, Inc.	2,201	188,560
	Brady Corp., Class A	44,965	2,319,295
	Brink's Co.	43,064	3,141,949
	BWX Technologies, Inc.	55,743	3,846,267
	Cadre Holdings, Inc.	10,741	249,943
*	Casella Waste Systems, Inc., Class A	49,128	3,964,138
*	CBIZ, Inc.	57,147	3,022,505

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Chart Industries, Inc.	4,756	$866,353
*	CIRCOR International, Inc.	25,080	1,396,956
*	Clean Harbors, Inc.	44,114	7,334,394
	Comfort Systems USA, Inc.	35,901	6,245,697
*	Construction Partners, Inc., Class A	40,499	1,190,671
	Copa Holdings SA, Class A	10,533	1,243,105
#*	Core & Main, Inc., Class A	39,632	1,252,768
	CRA International, Inc.	8,941	894,905
	Crane Co.	23,465	2,198,436
	CSG Systems International, Inc.	35,884	1,851,256
	CSW Industrials, Inc.	15,609	2,818,205
	Curtiss-Wright Corp.	3,703	708,606
*	Daseke, Inc.	62,139	483,441
*	Distribution Solutions Group, Inc.	6,643	368,288
	Donaldson Co., Inc.	35,796	2,249,063
	Douglas Dynamics, Inc.	24,465	759,638
*	Driven Brands Holdings, Inc.	8,764	226,725
*	Dycom Industries, Inc.	28,599	2,847,888
	EMCOR Group, Inc.	7,272	1,563,771
*	Energy Recovery, Inc.	23,853	727,039
	Enerpac Tool Group Corp.	49,991	1,373,753
	Esab Corp.	11,565	794,515
	ESCO Technologies, Inc.	316	31,774
*	ExlService Holdings, Inc.	32,295	4,551,980
	Exponent, Inc.	49,829	4,463,682
	Federal Signal Corp.	65,908	4,026,320
	Flowserve Corp.	2,679	101,159
*	Forrester Research, Inc.	17,356	553,136
	Forward Air Corp.	26,889	3,195,489
*	Franklin Covey Co.	14,255	679,251
	Franklin Electric Co., Inc.	40,250	3,977,505
#*	Frontier Group Holdings, Inc.	30,495	283,603
#*	FTI Consulting, Inc.	23,399	4,098,569
#*	Generac Holdings, Inc.	1,890	290,493
	Global Industrial Co.	43,761	1,247,188
	Gorman-Rupp Co.	17,283	547,871
#	GrafTech International Ltd.	267,914	1,414,586
	H&E Equipment Services, Inc.	37,677	1,830,349
	Healthcare Services Group, Inc.	12,659	159,630
	Helios Technologies, Inc.	30,875	1,951,300
	Herc Holdings, Inc.	27,524	3,683,537
	Hexcel Corp.	9,492	670,895
	Hillenbrand, Inc.	58,426	3,034,646
#*	Hudson Technologies, Inc.	44,948	408,577
*	Huron Consulting Group, Inc.	12,193	1,153,092
*	IBEX Holdings Ltd.	10,986	218,072
	ICF International, Inc.	13,985	1,644,496
*	IES Holdings, Inc.	3,454	197,983
*	Innovative Solutions & Support, Inc.	16,889	133,254
	Insperity, Inc.	29,896	3,517,264
	ITT, Inc.	18,412	1,833,835
*	Janus International Group, Inc.	90,569	1,034,298
	John Bean Technologies Corp.	28,763	3,555,394
#	Kadant, Inc.	11,703	2,608,014
	KBR, Inc.	6,568	403,866
#	Kforce, Inc.	26,583	1,686,425
	Landstar System, Inc.	18,189	3,703,098
	Lincoln Electric Holdings, Inc.	143	28,702
	Lindsay Corp.	9,952	1,318,939

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Liquidity Services, Inc.	33,414	$560,687
	Marten Transport Ltd.	82,959	1,879,851
*	Masonite International Corp.	23,608	2,468,216
*	MasTec, Inc.	5,180	609,945
	Maximus, Inc.	47,207	3,954,058
	McGrath RentCorp	22,189	2,138,576
*	Montrose Environmental Group, Inc.	16,782	679,168
*	MRC Global, Inc.	29,206	329,736
	MSA Safety, Inc.	25,672	4,261,552
#	MSC Industrial Direct Co., Inc., Class A	40,598	4,097,150
#	Mueller Industries, Inc.	28,916	2,343,931
	Mueller Water Products, Inc., Class A	162,321	2,611,745
*	MYR Group, Inc.	18,135	2,585,326
*	NV5 Global, Inc.	10,248	1,122,668
#	Omega Flex, Inc.	10,780	965,026
*	Parsons Corp.	3,811	188,340
#*	Paycor HCM, Inc.	8,103	217,647
*	PGT Innovations, Inc.	27,157	776,962
#	Pitney Bowes, Inc.	232,783	917,165
#*	RBC Bearings, Inc.	2,916	659,162
#*	RCM Technologies, Inc.	10,176	206,675
*	RXO, Inc.	63,528	1,400,792
*	Saia, Inc.	13,485	5,706,043
	Science Applications International Corp.	45,853	5,563,803
#	Shyft Group, Inc.	34,538	498,383
	Simpson Manufacturing Co., Inc.	39,313	6,211,454
#*	SiteOne Landscape Supply, Inc.	21,830	3,711,100
*	SP Plus Corp.	24,825	954,521
*	SPX Technologies, Inc.	17,026	1,440,570
	Standex International Corp.	4,995	742,107
*	Sterling Infrastructure, Inc.	32,536	1,951,835
#*	TaskUS, Inc., Class A	17,254	208,083
#	Tecnoglass, Inc.	46,542	2,191,197
	Tennant Co.	19,357	1,553,206
#	Terex Corp.	37,023	2,170,658
	Tetra Tech, Inc.	12,886	2,180,440
	Timken Co.	16,957	1,574,627
#*	Transcat, Inc.	7,644	641,179
*	Trex Co., Inc.	21,156	1,462,726
*	TriNet Group, Inc.	58,213	6,125,754
	TTEC Holdings, Inc.	42,713	1,471,036
	UFP Industries, Inc.	5,761	592,000
*	V2X, Inc.	8,381	431,286
	Valmont Industries, Inc.	13,213	3,498,142
#	Veritiv Corp.	8,181	1,146,404
*	Verra Mobility Corp.	163,516	3,432,201
	Vertiv Holdings Co., Class A	21,739	565,431
#*	Vicor Corp.	16,633	1,534,727
#	Wabash National Corp.	63,587	1,505,740
	Watts Water Technologies, Inc., Class A	21,080	3,932,052
	Woodward, Inc.	15,994	1,925,358
*	XPO, Inc.	46,986	3,253,311
TOTAL INDUSTRIALS			265,317,439
INFORMATION TECHNOLOGY — (14.1%)
#	A10 Networks, Inc.	87,684	1,360,856
*	ACI Worldwide, Inc.	27,736	643,198
	Adeia, Inc.	131,471	1,580,281
#	ADTRAN Holdings, Inc.	2,226	21,659

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Advanced Energy Industries, Inc.	36,397	$4,556,176
#*	Alarm.com Holdings, Inc.	39,513	2,181,513
	American Software, Inc., Class A	36,115	416,406
*	Axcelis Technologies, Inc.	32,228	6,461,069
#	Badger Meter, Inc.	35,327	5,816,237
	Bel Fuse, Inc., Class B	4,950	265,567
	Belden, Inc.	40,742	3,937,307
*	Blackbaud, Inc.	46,951	3,542,453
*	Box, Inc., Class A	64,927	2,028,969
*	Calix, Inc.	51,328	2,315,406
*	Cambium Networks Corp.	18,429	298,550
#*	CCC Intelligent Solutions Holdings, Inc.	7,061	77,812
*	CEVA, Inc.	9,282	252,099
*	Cirrus Logic, Inc.	51,185	4,135,748
#*	Clearfield, Inc.	1,850	86,469
#	Climb Global Solutions, Inc.	6,047	292,554
*	CommScope Holding Co., Inc.	4,182	18,819
*	CommVault Systems, Inc.	27,280	2,125,930
*	Consensus Cloud Solutions, Inc.	12,247	396,925
#*	CoreCard Corp.	1,121	26,938
*	Corsair Gaming, Inc.	26,572	491,051
	Crane NXT Co.	27,807	1,644,784
	CTS Corp.	44,066	1,966,666
#*	Digi International, Inc.	38,312	1,606,422
#*	DigitalOcean Holdings, Inc.	3,431	169,903
*	Diodes, Inc.	43,217	4,083,574
*	EngageSmart, Inc.	55,598	1,054,138
#*	Envestnet, Inc.	53,583	3,321,074
*	Everbridge, Inc.	7,762	239,380
#*	Everspin Technologies, Inc.	28,188	270,887
*	Extreme Networks, Inc.	79,613	2,116,910
*	Fabrinet	38,587	4,770,897
*	FormFactor, Inc.	79,394	2,950,281
#	Hackett Group, Inc.	35,548	826,491
#*	Harmonic, Inc.	119,261	1,779,374
*	Identiv, Inc.	7,428	57,270
#*	Informatica, Inc., Class A	31,315	596,238
	Information Services Group, Inc.	56,805	292,546
#*	Insight Enterprises, Inc.	4,935	723,915
	InterDigital, Inc.	26,697	2,474,545
*	inTEST Corp.	16,255	343,956
*	IPG Photonics Corp.	1,206	158,529
*	Itron, Inc.	9,331	734,070
#*	Jamf Holding Corp.	2,368	51,433
#	Kulicke & Soffa Industries, Inc.	55,645	3,332,023
	Littelfuse, Inc.	12,357	3,763,942
#*	Lumentum Holdings, Inc.	1,838	96,238
#*	Luna Innovations, Inc.	44,782	404,829
*	MACOM Technology Solutions Holdings, Inc.	50,545	3,534,106
*	MaxLinear, Inc.	83,990	2,072,033
#*	MeridianLink, Inc.	15,016	335,457
#*	Mitek Systems, Inc.	17,835	182,095
*	N-able, Inc.	142,302	2,002,189
#	Napco Security Technologies, Inc.	44,416	1,664,712
	National Instruments Corp.	64,890	3,828,510
*	nCino, Inc.	6,408	207,299
*	NCR Corp.	30,795	827,770
#*	Novanta, Inc.	25,239	4,464,779
#	NVE Corp.	6,251	495,142

U.S. Small Cap Growth Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	16,534	$227,177
*	Onto Innovation, Inc.	5,341	663,993
*	OSI Systems, Inc.	17,589	2,097,136
#*	PAR Technology Corp.	1,552	53,684
*	PDF Solutions, Inc.	3,386	155,722
#*	Perficient, Inc.	34,661	2,211,025
*	Plexus Corp.	21,896	2,156,537
#	Power Integrations, Inc.	30,202	2,933,822
#*	PowerSchool Holdings, Inc., Class A	16,324	394,551
#	Progress Software Corp.	49,310	2,961,559
*	Q2 Holdings, Inc.	10,527	373,393
#*	Qualys, Inc.	38,512	5,345,466
*	Rambus, Inc.	101,274	6,340,765
*	Rogers Corp.	2,565	432,485
	Sapiens International Corp. NV	59,470	1,602,122
#*	Silicon Laboratories, Inc.	3,756	560,170
#*	SiTime Corp.	3,003	387,417
#*	SMART Global Holdings, Inc.	54,614	1,452,732
#*	SoundThinking, Inc.	5,363	121,847
#*	SPS Commerce, Inc.	11,823	2,132,751
*	Super Micro Computer, Inc.	3,291	1,086,919
*	Synaptics, Inc.	33,484	3,023,940
*	Teradata Corp.	98,861	5,620,248
#*	Thoughtworks Holding, Inc.	7,501	53,182
*	Unisys Corp.	55,554	302,214
	Universal Display Corp.	8,832	1,288,412
*	Verint Systems, Inc.	63,466	2,371,724
*	Viant Technology, Inc., Class A	1,078	5,217
*	Viavi Solutions, Inc.	224,992	2,445,663
	Vontier Corp.	60,790	1,880,235
TOTAL INFORMATION TECHNOLOGY			153,456,507
MATERIALS — (6.4%)
#*	ATI, Inc.	81,463	3,884,156
*	Axalta Coating Systems Ltd.	83,261	2,664,352
	Balchem Corp.	19,287	2,598,731
*	Bioceres Crop Solutions Corp.	1,438	18,536
	Cabot Corp.	59,523	4,226,133
	Chase Corp.	7,391	930,453
	Chemours Co.	137,306	5,077,576
	Compass Minerals International, Inc.	37,864	1,433,910
#	Eagle Materials, Inc.	33,514	6,178,976
	Graphic Packaging Holding Co.	213,231	5,160,190
	Hawkins, Inc.	27,037	1,263,980
	HB Fuller Co.	1,720	127,332
*	Ingevity Corp.	36,558	2,340,443
	Innospec, Inc.	20,477	2,193,906
#*	Livent Corp.	118,815	2,925,225
	Louisiana-Pacific Corp.	95,154	7,244,074
	Materion Corp.	12,952	1,543,101
#*	MP Materials Corp.	75,725	1,806,041
	Myers Industries, Inc.	40,315	790,577
	NewMarket Corp.	6,116	2,762,597
	Olin Corp.	5,061	291,919
	Orion SA	62,486	1,369,693
	Quaker Chemical Corp.	1,758	352,268
	Sealed Air Corp.	14,094	642,968
	Sensient Technologies Corp.	38,477	2,464,067
	Silgan Holdings, Inc.	100,546	4,408,942

U.S. Small Cap Growth Portfolio
CONTINUED
	Shares	Value†
MATERIALS — (Continued)
* Smith-Midland Corp.	112	$2,678
Sonoco Products Co.	40,343	2,365,714
Sylvamo Corp.	37,004	1,815,786
United States Lime & Minerals, Inc.	1,312	269,760
TOTAL MATERIALS		69,154,084
REAL ESTATE — (0.4%)
RMR Group, Inc., Class A	15,393	362,967
# St. Joe Co.	56,007	3,555,324
TOTAL REAL ESTATE		3,918,291
UTILITIES — (0.5%)
New Jersey Resources Corp.	60,444	2,701,847
# Ormat Technologies, Inc.	27,038	2,198,189
TOTAL UTILITIES		4,900,036
TOTAL COMMON STOCKS		971,636,322
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Liberty Broadband Corp., 7.000%	2,460	56,826
TOTAL INVESTMENT SECURITIES (Cost $634,280,239)		971,693,148

SECURITIES LENDING COLLATERAL — (10.4%)
@§	The DFA Short Term Investment Fund	9,778,618	113,109,277
TOTAL INVESTMENTS — (100.0%)
(Cost $747,382,559)^^			$1,084,802,425
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$32,998,711	—	—	$32,998,711
Consumer Discretionary	157,167,823	—	—	157,167,823
Consumer Staples	62,986,669	—	—	62,986,669
Energy	43,346,945	—	—	43,346,945
Financials	79,512,707	—	—	79,512,707
Health Care	98,877,110	—	—	98,877,110
Industrials	265,317,439	—	—	265,317,439
Information Technology	153,456,507	—	—	153,456,507
Materials	69,154,084	—	—	69,154,084
Real Estate	3,918,291	—	—	3,918,291
Utilities	4,900,036	—	—	4,900,036
Preferred Stocks
Communication Services	56,826	—	—	56,826
Securities Lending Collateral	—	$113,109,277	—	113,109,277
TOTAL	$971,693,148	$113,109,277	—	$1,084,802,425

International Large Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (95.6%)
AUSTRALIA — (6.4%)
	ALS Ltd.	36,559	$289,157
	Altium Ltd.	4,085	105,117
	Aristocrat Leisure Ltd.	38,490	1,019,416
	ASX Ltd.	4,973	207,765
#	BHP Group Ltd., Sponsored ADR	125,138	7,839,896
	BHP Group Ltd., Class DI	237,336	7,388,496
	Brambles Ltd.	239,636	2,267,141
	carsales.com Ltd.	35,677	596,369
	Cochlear Ltd.	2,785	448,029
	Coles Group Ltd.	170,548	2,085,562
	Computershare Ltd.	55,754	940,305
	CSL Ltd.	1,571	282,962
	Domino's Pizza Enterprises Ltd.	3,562	117,849
	Endeavour Group Ltd.	101,746	415,870
	Fortescue Metals Group Ltd.	84,967	1,249,077
#	IDP Education Ltd.	11,030	184,845
	IGO Ltd.	12,715	118,812
*	James Hardie Industries PLC, CDI	55,447	1,624,979
	JB Hi-Fi Ltd.	26,500	815,028
	Lottery Corp. Ltd.	404,399	1,407,266
*	Lynas Rare Earths Ltd.	37,928	171,898
	Medibank Pvt Ltd.	219,051	517,159
	Mineral Resources Ltd.	25,770	1,245,123
	nib holdings Ltd.	1,307	7,279
	Pilbara Minerals Ltd.	399,853	1,308,137
	Pro Medicus Ltd.	6,642	307,612
*	Qantas Airways Ltd.	112,615	494,805
	Ramsay Health Care Ltd.	27,764	1,100,239
	REA Group Ltd.	3,726	395,006
	Rio Tinto Ltd.	2,506	198,437
	Steadfast Group Ltd.	2,386	9,361
	Technology One Ltd.	27,672	293,189
	Telstra Group Ltd.	274,081	784,478
	Wesfarmers Ltd.	64,168	2,143,990
	WiseTech Global Ltd.	3,724	215,057
	Woodside Energy Group Ltd.	12,951	332,041
	Woolworths Group Ltd.	87,688	2,277,155
*	Xero Ltd.	1,423	116,973
TOTAL AUSTRALIA			41,321,880
AUSTRIA — (0.2%)
	ANDRITZ AG	3,538	186,799
	Erste Group Bank AG	2,885	109,041
	OMV AG	14,084	634,542
	Verbund AG	1,742	144,337
TOTAL AUSTRIA			1,074,719
BELGIUM — (0.5%)
	Anheuser-Busch InBev SA	27,797	1,590,145
*	Argenx SE, ADR	100	50,448
	D'ieteren Group	1,192	208,178
	UCB SA	11,682	1,034,409
	Umicore SA	17,952	531,651
TOTAL BELGIUM			3,414,831

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (9.9%)
	Alimentation Couche-Tard, Inc.	62,233	$3,150,703
	BCE, Inc.	11,710	506,106
	BRP, Inc.	1,550	142,910
#	Canadian National Railway Co.	33,126	4,015,865
	Canadian Natural Resources Ltd.	86,597	5,265,098
	Canadian Tire Corp. Ltd., Class A	8,326	1,143,535
	CCL Industries, Inc., Class B	18,613	892,362
#	Cenovus Energy, Inc.	77,415	1,472,433
*	CGI, Inc.	27,129	2,756,437
	Colliers International Group, Inc.	1,159	117,383
	Constellation Software, Inc.	2,145	4,531,820
*	Descartes Systems Group, Inc.	2,513	195,687
	Dollarama, Inc.	35,758	2,355,394
	Element Fleet Management Corp.	43,368	699,532
	Empire Co. Ltd., Class A	31,487	855,079
	Endeavour Mining PLC	2,700	65,235
	FirstService Corp.	4,414	691,297
	Franco-Nevada Corp.	3,965	578,299
	George Weston Ltd.	11,782	1,356,764
	GFL Environmental, Inc.	5,579	190,467
	Gildan Activewear, Inc.	24,812	771,653
	Imperial Oil Ltd.	16,000	862,720
	Intact Financial Corp.	16,702	2,467,460
#	Keyera Corp.	21,433	536,536
	Loblaw Cos. Ltd.	23,431	2,078,965
	Metro, Inc.	23,040	1,240,010
	National Bank of Canada	16,400	1,284,489
	Northland Power, Inc.	22,694	439,028
	Open Text Corp.	35,372	1,519,233
	Parkland Corp.	3,085	84,246
	Pembina Pipeline Corp.	34,957	1,107,438
	Quebecor, Inc., Class B	26,710	653,850
	RB Global, Inc.	8,111	523,763
	Restaurant Brands International, Inc.	28,926	2,214,536
	Rogers Communications, Inc., Class B	60,485	2,648,321
	Royal Bank of Canada	46,715	4,631,113
	Saputo, Inc.	13,700	289,241
	Stantec, Inc.	9,227	624,860
#	Sun Life Financial, Inc.	13,700	721,025
	TC Energy Corp.	45,390	1,627,913
	TFI International, Inc.	9,881	1,268,233
#	Thomson Reuters Corp.	10,296	1,392,328
	Toromont Industries Ltd.	11,004	937,549
	Waste Connections, Inc.	8,063	1,138,407
	WSP Global, Inc.	13,738	1,892,472
TOTAL CANADA			63,937,795
DENMARK — (3.2%)
	Coloplast AS, Class B	2,696	335,130
	Novo Nordisk AS, Class B	125,353	20,213,446
TOTAL DENMARK			20,548,576
FINLAND — (0.9%)
	Elisa Oyj	19,772	1,031,415
	Kesko Oyj, Class A	18,062	361,811
	Kesko Oyj, Class B	37,733	754,988
	Kone Oyj, Class B	36,858	1,890,550
	Neste Oyj	24,175	890,004

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nordea Bank Abp	11,820	$133,822
	Orion Oyj, Class B	12,686	487,537
	Sampo Oyj, Class A	6,863	302,429
TOTAL FINLAND			5,852,556
FRANCE — (10.9%)
	Air Liquide SA	12,611	2,267,382
	Airbus SE	61,794	9,102,257
	BioMerieux	925	99,298
#	Bureau Veritas SA	73,290	2,012,821
	Capgemini SE	12,223	2,215,035
	Eurofins Scientific SE	17,639	1,213,150
	Hermes International	2,735	6,053,279
	Ipsen SA	7,521	947,848
	Kering SA	8,939	5,132,464
Ω	La Francaise des Jeux SAEM	16,108	614,961
	Legrand SA	12,284	1,231,529
	L'Oreal SA	9,004	4,187,845
	LVMH Moet Hennessy Louis Vuitton SE	25,417	23,606,484
	Remy Cointreau SA	362	62,140
	Safran SA	17,700	2,938,432
	Sartorius Stedim Biotech	2,840	888,555
	Sodexo SA	7,030	721,119
	STMicroelectronics NV	70,252	3,758,365
	Teleperformance	7,347	1,065,600
	Thales SA	16,895	2,527,319
TOTAL FRANCE			70,645,883
GERMANY — (6.7%)
	Adidas AG	13,213	2,667,507
	Beiersdorf AG	3,414	442,131
	Brenntag SE	28,494	2,210,696
	Carl Zeiss Meditec AG	3,050	353,436
	CTS Eventim AG & Co. KGaA	4,863	331,880
	Deutsche Boerse AG	14,184	2,717,676
	Deutsche Telekom AG	329,923	7,192,728
	DHL Group	103,523	5,323,485
	GEA Group AG	16,609	704,916
	Hannover Rueck SE	5,909	1,260,827
	Infineon Technologies AG	91,095	4,002,301
	Knorr-Bremse AG	8,974	631,212
	Merck KGaA	5,756	1,011,473
	MTU Aero Engines AG	3,241	756,811
	Nemetschek SE	8,353	607,839
	Puma SE	15,102	1,020,613
*	QIAGEN NV	18,019	843,863
	Rational AG	599	448,386
	Rheinmetall AG	6,857	1,942,218
	SAP SE	4,157	567,063
	Siemens AG	38,620	6,582,476
Ω	Siemens Healthineers AG	9,826	570,923
	Symrise AG	8,880	969,978
TOTAL GERMANY			43,160,438
HONG KONG — (1.9%)
	AIA Group Ltd.	341,800	3,419,619
Ω	Budweiser Brewing Co. APAC Ltd.	43,200	105,370
	Chow Tai Fook Jewellery Group Ltd.	314,600	549,262

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	HKT Trust & HKT Ltd.	128,000	$151,193
	Hong Kong Exchanges & Clearing Ltd.	89,890	3,789,942
	L'Occitane International SA	20,750	63,756
	Man Wah Holdings Ltd.	16,400	14,233
	PCCW Ltd.	219,000	111,975
	Prada SpA	79,600	566,579
*Ω	Samsonite International SA	136,200	405,895
	SITC International Holdings Co. Ltd.	51,000	111,749
	Techtronic Industries Co. Ltd.	256,500	2,913,981
TOTAL HONG KONG			12,203,554
IRELAND — (0.5%)
*	Flutter Entertainment PLC	2,633	523,703
	Kerry Group PLC, Class A	8,347	829,281
	Kingspan Group PLC	12,244	982,747
	Smurfit Kappa Group PLC	29,255	1,157,650
TOTAL IRELAND			3,493,381
ISRAEL — (0.5%)
	Ashtrom Group Ltd.	3,030	45,638
	Bezeq The Israeli Telecommunication Corp. Ltd.	201,876	267,091
*	Camtek Ltd.	1,527	70,578
	Elbit Systems Ltd.	1,614	342,539
	Electra Ltd.	269	118,434
*	Fattal Holdings 1998 Ltd.	912	96,239
	First International Bank of Israel Ltd.	6,498	274,687
	Fox Wizel Ltd.	964	80,429
	ICL Group Ltd.	40,565	270,102
	Matrix IT Ltd.	3,530	70,558
	Maytronics Ltd.	4,410	60,066
	Mizrahi Tefahot Bank Ltd.	9,823	354,659
#*	Nice Ltd., Sponsored ADR	1,353	294,751
*	Nova Ltd.	1,973	245,252
	Shapir Engineering & Industry Ltd.	10,838	77,257
*	Shufersal Ltd.	16,069	85,213
*	Strauss Group Ltd.	4,186	98,581
*	Tower Semiconductor Ltd.	14,320	534,289
TOTAL ISRAEL			3,386,363
ITALY — (2.1%)
	Amplifon SpA	17,795	602,042
	DiaSorin SpA	1,163	130,480
	Enel SpA	608,825	4,197,968
	Eni SpA	63,171	964,423
	Ferrari NV	11,584	3,712,600
	FinecoBank Banca Fineco SpA	44,026	683,602
	Moncler SpA	22,600	1,631,124
	Prysmian SpA	2,880	114,840
	Recordati Industria Chimica e Farmaceutica SpA	11,335	585,340
	Snam SpA	153,273	805,720
TOTAL ITALY			13,428,139
JAPAN — (20.1%)
	Advantest Corp.	21,300	2,946,000
	Aeon Co. Ltd.	55,400	1,199,888
	Ajinomoto Co., Inc.	34,300	1,336,496
	Amvis Holdings, Inc.	3,100	62,932

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Intecc Co. Ltd.	16,400	$336,549
	Asics Corp.	13,400	422,705
#	Azbil Corp.	6,700	211,420
	Bandai Namco Holdings, Inc.	42,200	954,756
	BayCurrent Consulting, Inc.	22,000	710,484
	BIPROGY, Inc.	16,800	412,340
	Calbee, Inc.	6,200	120,215
	Capcom Co. Ltd.	32,400	1,456,931
	Chugai Pharmaceutical Co. Ltd.	55,200	1,642,821
	Cosmos Pharmaceutical Corp.	2,900	335,087
	CyberAgent, Inc.	56,500	357,179
	Daifuku Co. Ltd.	20,553	439,570
	Daikin Industries Ltd.	10,600	2,143,306
	Daito Trust Construction Co. Ltd.	16,400	1,764,123
	Dentsu Group, Inc.	5,700	190,730
	Disco Corp.	9,900	1,860,960
	Ebara Corp.	13,800	652,161
	Fast Retailing Co. Ltd.	15,000	3,757,691
	Food & Life Cos. Ltd.	18,400	362,055
	FP Corp.	4,200	88,524
	Fuji Electric Co. Ltd.	19,400	877,066
	Fuji Kyuko Co. Ltd.	1,799	71,779
	Fujitsu Ltd.	17,600	2,279,020
	GMO internet group, Inc.	13,800	274,045
	GMO Payment Gateway, Inc.	5,900	450,104
	Goldwin, Inc.	3,500	287,395
	Hakuhodo DY Holdings, Inc.	20,900	240,442
	Hamamatsu Photonics KK	8,300	399,905
	Hikari Tsushin, Inc.	1,400	207,742
	Hirose Electric Co. Ltd.	1,200	151,989
	Hitachi Ltd.	55,700	3,646,372
	Hoya Corp.	29,300	3,412,258
	Ibiden Co. Ltd.	26,700	1,622,807
	IHI Corp.	29,300	720,410
	Information Services International-Dentsu Ltd.	2,700	95,752
	Internet Initiative Japan, Inc.	17,800	331,426
	Ito En Ltd.	8,100	231,190
#	ITOCHU Corp.	19,100	772,505
	Itochu Techno-Solutions Corp.	11,700	296,526
	Japan Exchange Group, Inc.	56,900	991,380
	Japan Tobacco, Inc.	73,600	1,633,154
	JCR Pharmaceuticals Co. Ltd.	300	2,851
	Kakaku.com, Inc.	23,100	345,297
	Kao Corp.	18,200	691,447
	KDDI Corp.	199,200	5,862,794
	Keyence Corp.	5,000	2,243,710
	Kikkoman Corp.	3,700	213,234
	Kobe Bussan Co. Ltd.	26,700	711,170
	Konami Group Corp.	9,500	532,918
	Kotobuki Spirits Co. Ltd.	3,300	251,178
	Kurita Water Industries Ltd.	8,700	349,872
	Lasertec Corp.	12,000	1,816,582
	Lawson, Inc.	12,800	642,237
	M3, Inc.	32,000	739,962
	Macnica Holdings, Inc.	6,500	272,428
	Marui Group Co. Ltd.	800	14,331
	McDonald's Holdings Co. Japan Ltd.	6,300	248,004
	MEIJI Holdings Co. Ltd.	4,900	113,209
	Minebea Mitsumi, Inc.	55,300	1,024,310

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MISUMI Group, Inc.	38,400	$702,494
	Mitsui High-Tec, Inc.	3,000	209,853
#	MonotaRO Co. Ltd.	46,200	563,864
	Murata Manufacturing Co. Ltd.	40,300	2,393,888
	NET One Systems Co. Ltd.	10,800	237,297
	Nichirei Corp.	12,900	294,299
	NIDEC Corp.	5,600	334,460
	Nifco, Inc.	8,100	241,427
	Nihon Kohden Corp.	3,300	86,986
	Nihon M&A Center Holdings, Inc.	23,600	135,153
	Nintendo Co. Ltd.	41,000	1,854,624
	Nippon Sanso Holdings Corp.	32,400	783,475
	Nissan Chemical Corp.	19,600	880,739
	Nissin Foods Holdings Co. Ltd.	1,600	134,905
	Nitori Holdings Co. Ltd.	5,700	697,980
	Nitto Denko Corp.	12,300	874,665
	NOF Corp.	2,900	125,146
	Nomura Research Institute Ltd.	32,930	935,703
	NS Solutions Corp.	1,700	44,618
	NTT Data Group Corp.	57,100	794,329
	Obic Co. Ltd.	1,300	212,732
	Olympus Corp.	104,900	1,711,646
	Ono Pharmaceutical Co. Ltd.	30,964	567,425
	Open House Group Co. Ltd.	15,400	586,006
#	Oracle Corp.	5,800	406,572
	Otsuka Corp.	10,800	449,748
	Pan Pacific International Holdings Corp.	54,400	1,075,575
*	Park24 Co. Ltd.	8,900	117,414
	Persol Holdings Co. Ltd.	41,500	820,896
	Rakus Co. Ltd.	7,900	134,106
	Recruit Holdings Co. Ltd.	115,900	4,014,272
	Relo Group, Inc.	13,900	191,948
*	Renesas Electronics Corp.	124,100	2,394,364
	Rohto Pharmaceutical Co. Ltd.	15,000	319,719
	Ryohin Keikaku Co. Ltd.	18,700	242,823
	Sanken Electric Co. Ltd.	500	51,084
	Sanrio Co. Ltd.	500	23,282
	Sanwa Holdings Corp.	24,200	329,123
	SCREEN Holdings Co. Ltd.	6,600	713,126
	SCSK Corp.	27,000	448,876
	Seven & I Holdings Co. Ltd.	50,400	2,090,848
	SG Holdings Co. Ltd.	65,700	958,793
*	SHIFT, Inc.	1,700	402,147
	Shimadzu Corp.	16,900	513,267
	Shimano, Inc.	5,800	874,218
	Shin-Etsu Chemical Co. Ltd.	138,000	4,546,388
	Shinko Electric Industries Co. Ltd.	11,600	468,998
	Shionogi & Co. Ltd.	9,200	385,554
	Ship Healthcare Holdings, Inc.	7,400	119,854
	Shiseido Co. Ltd.	12,800	561,204
	SHO-BOND Holdings Co. Ltd.	300	12,185
*	Skylark Holdings Co. Ltd.	52,300	676,735
	SMS Co. Ltd.	8,500	180,543
	SoftBank Corp.	223,400	2,480,745
	Sony Group Corp.	128,100	11,998,644
	Square Enix Holdings Co. Ltd.	3,900	180,645
	Sugi Holdings Co. Ltd.	3,600	160,490
	SUMCO Corp.	5,900	85,974
	Sundrug Co. Ltd.	9,500	280,434

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suntory Beverage & Food Ltd.	12,500	$444,963
	Sysmex Corp.	13,000	880,296
	Taiyo Yuden Co. Ltd.	30,300	903,525
#	TechnoPro Holdings, Inc.	20,100	520,390
	Terumo Corp.	300	9,825
	TIS, Inc.	27,800	705,113
#	Toei Animation Co. Ltd.	600	54,423
	Tokio Marine Holdings, Inc.	46,500	1,069,267
	Tokyo Electron Ltd.	41,100	6,168,573
	Tokyo Ohka Kogyo Co. Ltd.	2,700	170,536
	Tokyo Seimitsu Co. Ltd.	2,900	160,639
	Toridoll Holdings Corp.	3,200	79,041
	Toshiba Corp.	1,900	61,344
	TOTO Ltd.	499	15,340
	Trend Micro, Inc.	22,200	1,048,855
	Tsuruha Holdings, Inc.	2,100	161,272
	Unicharm Corp.	19,700	728,874
	USS Co. Ltd.	29,300	508,064
*	Visional, Inc.	800	44,015
	Welcia Holdings Co. Ltd.	16,100	303,062
#	Workman Co. Ltd.	2,000	73,003
	Yamato Holdings Co. Ltd.	4,500	84,276
	Yaoko Co. Ltd.	3,100	163,525
	Yaskawa Electric Corp.	22,400	973,734
	Zenkoku Hosho Co. Ltd.	7,900	277,325
	Zensho Holdings Co. Ltd.	17,500	932,510
	ZOZO, Inc.	24,900	486,098
TOTAL JAPAN			129,975,920
NETHERLANDS — (3.7%)
	ASML Holding NV	30,003	21,494,013
	Universal Music Group NV	40,218	1,031,588
	Wolters Kluwer NV	12,045	1,512,563
TOTAL NETHERLANDS			24,038,164
NEW ZEALAND — (0.3%)
	Chorus Ltd.	94,519	504,967
	Fisher & Paykel Healthcare Corp. Ltd.	18,208	277,982
#	Mainfreight Ltd.	7,025	296,278
	Spark New Zealand Ltd.	250,840	807,591
TOTAL NEW ZEALAND			1,886,818
NORWAY — (0.8%)
	Aker Solutions ASA	12,582	55,930
	Atea ASA	7,302	99,167
	Borregaard ASA	4,378	71,450
	Equinor ASA	85,376	2,611,522
	Gjensidige Forsikring ASA	5,508	86,952
	Kongsberg Gruppen ASA	2,853	123,795
	Mowi ASA	26,873	472,425
*	Nordic Semiconductor ASA	12,731	187,487
	Norsk Hydro ASA	17,314	113,397
	Telenor ASA	45,569	487,813
	TGS ASA	17,591	234,792
	TOMRA Systems ASA	16,984	261,736
TOTAL NORWAY			4,806,466

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.1%)
	EDP Renovaveis SA	5,223	$99,764
	Galp Energia SGPS SA	4,404	58,527
	Jeronimo Martins SGPS SA	14,536	395,754
TOTAL PORTUGAL			554,045
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	121,512	3,134,650
	Jardine Cycle & Carriage Ltd.	12,900	332,947
	Sembcorp Industries Ltd.	184,300	755,515
	Singapore Airlines Ltd.	10,300	58,350
	Singapore Exchange Ltd.	144,600	1,056,996
	Singapore Technologies Engineering Ltd.	233,700	656,113
	Singapore Telecommunications Ltd.	21,100	42,328
	United Overseas Bank Ltd.	4,700	106,612
	Venture Corp. Ltd.	30,100	339,345
	Yangzijiang Shipbuilding Holdings Ltd.	383,100	443,807
TOTAL SINGAPORE			6,926,663
SPAIN — (2.3%)
	Acciona SA	3,142	470,982
	ACS Actividades de Construccion y Servicios SA	35,644	1,246,782
Ω	Aena SME SA	4,154	663,361
*	Amadeus IT Group SA	30,517	2,189,170
	Endesa SA	49,310	1,056,854
	Ferrovial SE	35,006	1,160,062
	Iberdrola SA	210,493	2,627,275
	Industria de Diseno Textil SA	61,458	2,352,478
	Naturgy Energy Group SA	8,682	264,721
	Telefonica SA	671,860	2,862,636
TOTAL SPAIN			14,894,321
SWEDEN — (2.5%)
	AddTech AB, Class B	33,781	629,334
	Alfa Laval AB	11,735	439,282
	Atlas Copco AB, Class A	253,368	3,599,317
	Atlas Copco AB, Class B	142,793	1,763,339
#	Avanza Bank Holding AB	20,766	470,254
	Axfood AB	18,741	477,775
	Beijer Ref AB	7,694	104,627
Ω	Bravida Holding AB	9,415	75,669
	Elekta AB, Class B	26,490	214,601
	Epiroc AB, Class A	42,925	857,025
	Epiroc AB, Class B	24,352	413,718
	Essity AB, Class B	10,842	268,841
Ω	Evolution AB	6,729	829,770
	Fortnox AB	6,509	39,951
	H & M Hennes & Mauritz AB, Class B	72,709	1,222,948
	Hexpol AB	9,611	104,265
	HMS Networks AB	465	18,777
	Indutrade AB	34,001	713,556
	Kindred Group PLC, SDR	34,584	415,993
	Lagercrantz Group AB, Class B	28,497	343,233
	Lifco AB, Class B	18,429	371,563
	Medicover AB, Class B	3,768	57,651
	Nibe Industrier AB, Class B	13,442	121,082
	Nordnet AB publ	4,401	65,299
	Sandvik AB	43,139	876,262
	Sectra AB, Class B	22,615	362,124

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Sweco AB, Class B	19,191	$197,628
	Tele2 AB, Class B	75,933	571,362
Ω	Thule Group AB	6,614	206,532
TOTAL SWEDEN			15,831,778
SWITZERLAND — (7.9%)
	EMS-Chemie Holding AG	151	126,032
	Geberit AG	4,809	2,729,117
	Givaudan SA	36	121,517
	Kuehne & Nagel International AG	13,818	4,323,596
	Nestle SA	116,784	14,308,274
	Partners Group Holding AG	2,457	2,758,311
	Roche Holding AG	61,706	19,177,607
	SGS SA	35,775	3,473,574
	Sika AG	443	137,878
	Sonova Holding AG	7,106	1,980,762
	Straumann Holding AG	7,469	1,235,917
Ω	VAT Group AG	2,075	881,972
TOTAL SWITZERLAND			51,254,557
UNITED KINGDOM — (12.9%)
	Admiral Group PLC	34,875	952,192
	Antofagasta PLC	505	10,862
	Ashtead Group PLC	95,067	7,033,417
	AstraZeneca PLC, Sponsored ADR	85,917	6,160,249
Ω	Auto Trader Group PLC	143,477	1,189,937
	B&M European Value Retail SA	182,016	1,292,843
	BAE Systems PLC	68,531	819,565
	Bunzl PLC	34,678	1,285,441
	Burberry Group PLC	72,665	2,074,239
	Centrica PLC	1,176,753	2,085,383
	Coca-Cola HBC AG	13,586	399,740
	Compass Group PLC	55,803	1,451,853
	Computacenter PLC	7,158	201,941
	Croda International PLC	5,067	383,658
#	Diageo PLC, Sponsored ADR	23,354	4,108,903
	Diageo PLC	35,054	1,529,836
	Diploma PLC	2,955	122,905
	Entain PLC	16,291	290,167
*††	Evraz PLC	83,618	0
	Experian PLC	129,136	4,990,533
*	Frasers Group PLC	11,088	115,567
	GSK PLC	106,170	1,889,948
	GSK PLC, Sponsored ADR	131,363	4,672,561
	Halma PLC	6,275	180,205
	Harbour Energy PLC	8,985	30,760
	Hargreaves Lansdown PLC	6,197	67,803
	Hikma Pharmaceuticals PLC	10,748	288,636
	Howden Joinery Group PLC	93,938	889,495
	IMI PLC	31,615	660,988
	Imperial Brands PLC	193,375	4,568,569
	Inchcape PLC	22,829	240,093
#	InterContinental Hotels Group PLC, ADR	6,985	526,695
	Intertek Group PLC	27,700	1,551,711
	JD Sports Fashion PLC	419,701	850,160
	Man Group PLC	41,282	126,554
	Next PLC	24,843	2,246,821
	Reckitt Benckiser Group PLC	27,822	2,084,203

International Large Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RELX PLC, Sponsored ADR	13,140	$442,292
	RELX PLC	129,373	4,350,303
	Rentokil Initial PLC	145,320	1,184,962
	Rightmove PLC	159,472	1,168,449
	Rio Tinto PLC	60,650	4,008,827
	Rio Tinto PLC, Sponsored ADR	43,071	2,866,375
	Sage Group PLC	82,249	989,338
	Softcat PLC	6,717	129,420
	Spirax-Sarco Engineering PLC	4,857	693,675
	SSE PLC	44,352	959,029
#	Unilever PLC, Sponsored ADR	161,292	8,666,219
	Unilever PLC	712	38,258
	Weir Group PLC	5,661	133,326
	WPP PLC, Sponsored ADR	9,101	498,189
TOTAL UNITED KINGDOM			83,503,095
UNITED STATES — (0.2%)
	Ferguson PLC	7,246	1,165,237
TOTAL COMMON STOCKS			617,305,179
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Ω	Dr Ing hc F Porsche AG, 0.907%	5,616	686,740
#	Sartorius AG, 0.385%	3,953	1,630,926
TOTAL GERMANY			2,317,666
TOTAL INVESTMENT SECURITIES (Cost $452,535,095)			619,622,845

			Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§	The DFA Short Term Investment Fund	2,274,442	26,308,474
TOTAL INVESTMENTS — (100.0%)
(Cost $478,842,045)^^			$645,931,319
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,839,896	$33,481,984	—	$41,321,880
Austria	—	1,074,719	—	1,074,719
Belgium	50,448	3,364,383	—	3,414,831
Canada	63,937,795	—	—	63,937,795
Denmark	—	20,548,576	—	20,548,576
Finland	—	5,852,556	—	5,852,556
France	233,293	70,412,590	—	70,645,883
Germany	745,562	42,414,876	—	43,160,438
Hong Kong	—	12,203,554	—	12,203,554
Ireland	3,493,381	—	—	3,493,381
Israel	819,547	2,566,816	—	3,386,363
Italy	1,857,301	11,570,838	—	13,428,139
Japan	—	129,975,920	—	129,975,920

International Large Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Netherlands	$19,280,026	$4,758,138	—	$24,038,164
New Zealand	—	1,886,818	—	1,886,818
Norway	—	4,806,466	—	4,806,466
Portugal	—	554,045	—	554,045
Singapore	—	6,926,663	—	6,926,663
Spain	1,160,062	13,734,259	—	14,894,321
Sweden	—	15,831,778	—	15,831,778
Switzerland	—	51,254,557	—	51,254,557
United Kingdom	27,941,483	55,561,612	—	83,503,095
United States	—	1,165,237	—	1,165,237
Preferred Stocks
Germany	—	2,317,666	—	2,317,666
Securities Lending Collateral	—	26,308,474	—	26,308,474
TOTAL	$127,358,794	$518,572,525	—	$645,931,319

International Small Cap Growth Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.9%)
	Accent Group Ltd.	89,904	$106,924
	Acrow Formwork & Construction Services Ltd.	20,023	11,037
	Altium Ltd.	14,438	371,525
	ARB Corp. Ltd.	22,657	475,657
#*	Argosy Minerals Ltd.	360,077	77,796
#*	Aroa Biosurgery Ltd.	47,699	28,872
	AUB Group Ltd.	27,459	530,428
*	Audinate Group Ltd.	13,842	87,646
#*	Aussie Broadband Ltd.	29,213	54,168
#	Australian Clinical Labs Ltd.	36,962	78,866
	Australian Ethical Investment Ltd.	25,309	70,486
	Australian Finance Group Ltd.	93,782	115,423
#*††	AVZ Minerals Ltd.	336,495	35,281
#	Beacon Lighting Group Ltd.	26,769	33,306
#*	Bellevue Gold Ltd.	258,291	253,409
*	Boral Ltd.	40,998	120,368
*	Boss Energy Ltd.	84,717	166,476
	Breville Group Ltd.	30,432	463,001
*	Capricorn Metals Ltd.	105,142	317,208
	Champion Iron Ltd.	63,234	256,193
	Clinuvel Pharmaceuticals Ltd.	11,891	146,765
#	Clover Corp. Ltd.	46,760	34,190
	Codan Ltd.	29,274	147,980
#*	Cogstate Ltd.	6,282	5,984
	Collins Foods Ltd.	32,959	222,464
#*	Core Lithium Ltd.	282,668	122,056
	Corporate Travel Management Ltd.	34,095	480,558
	CSR Ltd.	83,165	320,802
	Data#3 Ltd.	47,477	239,938
*	De Grey Mining Ltd.	354,680	320,753
#*	Deep Yellow Ltd.	139,179	60,722
	Deterra Royalties Ltd.	7,207	22,840
	Dicker Data Ltd.	19,198	103,319
	Domain Holdings Australia Ltd.	65,725	179,968
#	Domino's Pizza Enterprises Ltd.	8,118	268,586
	Eagers Automotive Ltd.	50,832	505,593
*	Emerald Resources NL	109,051	166,723
*	Energy Resources of Australia Ltd.	44,404	1,195
	EVT Ltd.	25,874	212,904
#*	Flight Centre Travel Group Ltd.	40,832	642,592
	Gold Road Resources Ltd.	237,326	253,507
	GR Engineering Services Ltd.	17,215	25,139
	Hansen Technologies Ltd.	49,856	175,749
	HUB24 Ltd.	21,929	416,029
	Iluka Resources Ltd.	70,874	489,524
	Imdex Ltd.	151,654	200,056
	Infomedia Ltd.	146,416	169,013
	Inghams Group Ltd.	134,414	253,353
	InvoCare Ltd.	33,241	273,342
	IPH Ltd.	63,756	339,387
	IRESS Ltd.	49,488	345,957
	JB Hi-Fi Ltd.	6,439	198,036
	Johns Lyng Group Ltd.	54,749	195,119
	Jumbo Interactive Ltd.	10,368	107,089
*	Karoon Energy Ltd.	144,509	217,745

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Kelsian Group Ltd.	25,129	$117,486
#	Lifestyle Communities Ltd.	27,394	320,846
	Lindsay Australia Ltd.	22,030	20,004
	Lovisa Holdings Ltd.	17,049	246,472
	MA Financial Group Ltd.	8,162	25,933
#*	Mach7 Technologies Ltd.	30,726	17,033
*	Macquarie Technology Group Ltd.	2,713	124,172
#	Mader Group Ltd.	5,695	24,544
	McMillan Shakespeare Ltd.	20,277	270,013
	Metcash Ltd.	206,180	499,272
	Monadelphous Group Ltd.	23,942	219,813
*	Nanosonics Ltd.	86,878	276,927
	Netwealth Group Ltd.	36,287	370,743
	Newcrest Mining Ltd.	7,773	138,932
	nib holdings Ltd.	147,216	819,830
	Nick Scali Ltd.	25,865	186,218
	Objective Corp. Ltd.	6,021	53,498
*	OFX Group Ltd.	73,729	104,195
	Orora Ltd.	244,094	589,611
*	Paladin Energy Ltd.	665,628	331,203
	Pinnacle Investment Management Group Ltd.	36,505	258,677
	Platinum Asset Management Ltd.	141,047	150,498
*	PPK Mining Equipment Group Pty Ltd.	7,132	0
*	Praemium Ltd.	142,921	53,810
	PSC Insurance Group Ltd.	56,090	177,252
	PWR Holdings Ltd.	21,649	133,603
*	ReadyTech Holdings Ltd.	18,559	41,155
*	Red 5 Ltd.	706,218	86,071
#	Regis Healthcare Ltd.	33,045	50,198
	Ridley Corp. Ltd.	52,011	68,807
*	RPMGlobal Holdings Ltd.	60,700	66,589
	SmartGroup Corp. Ltd.	47,938	291,702
#*	Strike Energy Ltd.	308,834	92,313
	Super Retail Group Ltd.	4,683	38,867
	Technology One Ltd.	85,220	902,919
#*	Temple & Webster Group Ltd.	28,945	128,517
*	Tyro Payments Ltd.	100,883	94,868
*	Webjet Ltd.	88,931	472,052
TOTAL AUSTRALIA			19,383,690
AUSTRIA — (1.2%)
	ANDRITZ AG	27,314	1,442,124
	AT&S Austria Technologie & Systemtechnik AG	4,990	188,465
*	DO & Co. AG	1,715	231,744
	Oesterreichische Post AG	7,895	288,004
	Telekom Austria AG	32,069	244,105
	Wienerberger AG	31,802	1,044,404
TOTAL AUSTRIA			3,438,846
BELGIUM — (1.4%)
*	Deme Group NV	1,407	186,328
	Etablissements Franz Colruyt NV	13,096	499,142
	Fagron	20,034	356,498
	Kinepolis Group NV	2,726	132,874
	Lotus Bakeries NV	126	1,008,291
	Melexis NV	5,881	634,002
	Tessenderlo Group SA	6,052	203,001
	Umicore SA	26,748	792,145

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Van de Velde NV	1,744	$65,217
TOTAL BELGIUM			3,877,498
CANADA — (11.1%)
	AG Growth International, Inc.	5,814	240,249
	Altius Minerals Corp.	10,100	163,987
	Altus Group Ltd.	13,367	446,327
	Andlauer Healthcare Group, Inc.	5,198	173,523
*	Aritzia, Inc.	32,122	611,186
*	ATS Corp.	27,628	1,252,913
#	Aura Minerals, Inc.	4,900	38,274
	Badger Infrastructure Solutions Ltd.	11,038	268,699
	Bird Construction, Inc.	10,965	73,757
	Boralex, Inc., Class A	28,951	749,106
	Boyd Group Services, Inc.	5,138	943,944
	Calian Group Ltd.	3,606	173,457
#*	Canada Goose Holdings, Inc.	15,000	273,644
*	Capstone Copper Corp.	85,032	444,296
	CI Financial Corp.	48,785	617,096
	Colliers International Group, Inc.	6,370	645,104
	Computer Modelling Group Ltd.	30,056	164,110
	Corby Spirit & Wine Ltd.	3,500	40,663
	Dye & Durham Ltd.	8,476	127,206
	ECN Capital Corp.	33,600	66,759
	Enerplus Corp.	73,802	1,233,969
	Enghouse Systems Ltd.	14,596	330,517
*	ERO Copper Corp.	17,559	422,114
	Evertz Technologies Ltd.	8,600	88,436
	Exchange Income Corp.	6,505	253,511
#	Extendicare, Inc.	29,768	162,989
#	Fiera Capital Corp.	22,781	112,985
	Finning International, Inc.	49,721	1,712,606
	First National Financial Corp.	5,637	167,103
*	Foraco International SA	22,957	31,337
#	Freehold Royalties Ltd.	35,868	378,904
*	GDI Integrated Facility Services, Inc.	3,715	133,623
#	Gibson Energy, Inc.	49,372	803,865
	goeasy Ltd.	1,707	164,674
*	H2O Innovation, Inc.	10,600	24,598
	Hammond Power Solutions, Inc.	1,500	66,534
	Headwater Exploration, Inc.	63,496	357,771
	Information Services Corp.	4,303	86,148
	Innergex Renewable Energy, Inc.	42,540	417,770
Ω	Jamieson Wellness, Inc.	13,990	322,312
*	K92 Mining, Inc.	61,362	289,907
*	Karora Resources, Inc.	24,244	84,022
	K-Bro Linen, Inc.	3,004	75,769
#	Keyera Corp.	1,300	32,543
*	Kinaxis, Inc.	4,350	590,655
#	Labrador Iron Ore Royalty Corp.	20,300	487,391
	Lundin Gold, Inc.	23,006	308,456
*	Major Drilling Group International, Inc.	29,345	211,634
	Maple Leaf Foods, Inc.	12,100	252,525
	MTY Food Group, Inc.	5,633	286,765
	North American Construction Group Ltd.	7,405	180,016
	North West Co., Inc.	16,570	403,365
*	Orla Mining Ltd.	53,157	247,885
	Osisko Gold Royalties Ltd.	25,638	379,955
	Parkland Corp.	50,753	1,385,975

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Pason Systems, Inc.	25,831	$257,791
	PHX Energy Services Corp.	11,900	63,622
#	Pine Cliff Energy Ltd.	49,359	58,019
	Pollard Banknote Ltd.	4,800	94,606
#	PrairieSky Royalty Ltd.	60,896	1,210,393
	Premium Brands Holdings Corp.	12,536	1,020,163
	Primo Water Corp.	55,980	793,237
	Pulse Seismic, Inc.	14,400	22,387
	Richelieu Hardware Ltd.	16,472	549,879
	Rogers Sugar, Inc.	21,462	92,283
#	Savaria Corp.	14,977	189,789
	Secure Energy Services, Inc.	76,841	401,497
*	Shawcor Ltd.	6,035	91,991
	Sienna Senior Living, Inc.	22,092	192,330
*	SilverCrest Metals, Inc.	12,006	68,914
Ω	Sleep Country Canada Holdings, Inc.	14,349	314,151
	SNC-Lavalin Group, Inc.	5,900	171,409
	Softchoice Corp.	5,368	61,877
Ω	Spin Master Corp.	9,240	246,372
	Sprott, Inc.	7,885	263,497
#	Stelco Holdings, Inc.	10,257	373,986
	Stella-Jones, Inc.	15,153	769,457
*	SunOpta, Inc.	20,776	137,745
	Superior Plus Corp.	57,256	428,991
	Sylogist Ltd.	3,400	18,796
*	Taseko Mines Ltd.	27,426	41,805
	TECSYS, Inc.	2,300	47,495
	TELUS Corp.	9,470	168,624
*	TELUS International CDA, Inc.	4,693	43,739
	TerraVest Industries, Inc.	2,300	59,844
#	Topaz Energy Corp.	24,519	398,842
	TransAlta Corp.	25,233	257,629
	TransAlta Corp.	52,100	531,411
	Trican Well Service Ltd.	70,244	220,536
*	Trisura Group Ltd.	12,493	319,845
*	Uni-Select, Inc.	12,100	439,533
	Vecima Networks, Inc.	800	10,835
*	Viemed Healthcare, Inc.	8,932	75,475
	Wall Financial Corp.	2,300	33,576
*	Wesdome Gold Mines Ltd.	49,200	261,549
	Westshore Terminals Investment Corp.	10,814	250,453
	Winpak Ltd.	7,147	219,833
TOTAL CANADA			31,277,135
DENMARK — (2.4%)
*	ALK-Abello AS	14,297	155,673
	cBrain AS	3,927	86,713
*	Chemometec AS	5,545	372,099
#	Gabriel Holding AS	71	4,051
*	GN Store Nord AS	27,740	739,681
	ISS AS	43,806	885,153
#*Ω	Netcompany Group AS	12,248	568,536
#*	NKT AS	2,236	127,757
*	NTG Nordic Transport Group AS, Class A	3,259	203,386
	Ringkjoebing Landbobank AS	6,363	905,573
	Royal Unibrew AS	17,211	1,487,595
*	RTX AS	1,053	16,092
	SimCorp AS	3,728	399,741
	Solar AS, Class B	1,204	90,003

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	SP Group AS	2,483	$85,566
	Topdanmark AS	15,188	688,471
TOTAL DENMARK			6,816,090
FINLAND — (1.8%)
#*	Alisa Pankki Oyj	1,405	30,330
	Alma Media Oyj	5,579	55,615
	Cargotec Oyj, Class B	2,633	125,753
	Caverion Oyj	9,518	89,610
	Digia Oyj	2,369	15,158
	eQ Oyj	1,222	22,920
#	Evli Oyj, Class B	1,405	30,291
	F-Secure Oyj	6,773	16,687
	Gofore Oyj	491	11,659
	Harvia Oyj	5,546	145,059
*	Incap Oyj	1,325	15,627
	Kesko Oyj, Class A	1,530	30,648
	Kesko Oyj, Class B	28,013	560,503
	Konecranes Oyj	562	20,427
	Marimekko Oyj	7,105	70,314
	Musti Group Oyj	6,003	117,758
	Orion Oyj, Class A	7,832	305,474
	Orion Oyj, Class B	28,443	1,093,096
	Ponsse Oyj	1,251	43,871
	Puuilo Oyj	8,188	66,937
*	QT Group Oyj	3,234	268,239
	Revenio Group Oyj	5,667	200,477
Ω	Rovio Entertainment Oyj	1,996	20,193
	Scanfil Oyj	1,564	18,022
	Siili Solutions Oyj	628	8,937
#	Talenom Oyj	8,051	58,928
	Tokmanni Group Corp.	13,245	204,545
	Uponor Oyj	13,566	429,283
	Vaisala Oyj, Class A	5,135	208,226
	Valmet Oyj	28,641	759,724
#	Verkkokauppa.com Oyj	7,353	21,455
TOTAL FINLAND			5,065,766
FRANCE — (4.9%)
	Alten SA	9,179	1,322,086
	Aubay	325	15,261
*	Bastide le Confort Medical	726	21,960
	Beneteau SA	8,701	142,058
	Catana Group	8,468	68,614
	Equasens	1,255	115,511
	Eramet SA	3,007	253,178
	Gaztransport Et Technigaz SA	8,633	1,052,909
*	GL Events	494	10,002
*	ID Logistics Group	1,159	332,352
	Infotel SA	775	44,968
	Interparfums SA	160	11,549
*	JCDecaux SE	18,514	346,938
	Kaufman & Broad SA	3,850	105,988
#	La Francaise De L'energie SACA	972	48,377
Ω	La Francaise des Jeux SAEM	22,294	851,126
	Linedata Services	183	11,512
	Metropole Television SA	8,248	116,509
	Nexans SA	7,001	621,551

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	OVH Groupe SAS	2,334	$26,338
	Robertet SA	44	40,098
	Seche Environnement SA	870	111,395
*	SES-imagotag SA	748	96,738
	Societe pour l'Informatique Industrielle	2,947	172,399
*	SOITEC	7,699	1,513,079
	Sopra Steria Group SACA	5,081	1,104,788
	SPIE SA	38,484	1,155,211
	Stef SA	198	24,001
	Sword Group	2,139	99,961
	Synergie SE	901	32,648
	Technip Energies NV	37,394	852,284
	Thermador Groupe	1,402	124,267
	Trigano SA	2,258	330,641
*	Ubisoft Entertainment SA	26,647	896,184
Ω	Verallia SA	22,651	1,004,014
	Vetoquinol SA	191	19,379
	Virbac SA	1,202	370,230
	Wavestone	2,899	172,106
*	Xilam Animation SA	769	21,134
TOTAL FRANCE			13,659,344
GERMANY — (6.0%)
	Adesso SE	769	89,815
*	Adtran Networks SE	3,020	66,388
	All for One Group SE	628	26,998
#	Allgeier SE	2,087	55,375
	Amadeus Fire AG	1,636	194,288
	Atoss Software AG	1,545	375,148
	Basler AG	3,780	61,983
	Bechtle AG	22,343	983,396
	CENIT AG	2,561	35,464
	Cewe Stiftung & Co. KGAA	581	60,049
	CompuGroup Medical SE & Co. KgaA	9,209	467,686
	CTS Eventim AG & Co. KGaA	16,943	1,156,291
	Dermapharm Holding SE	5,650	275,991
	Eckert & Ziegler Strahlen- und Medizintechnik AG	4,652	184,112
	EDAG Engineering Group AG	1,049	12,521
	Elmos Semiconductor SE	2,343	208,687
#*	Encavis AG	31,498	528,152
	Energiekontor AG	2,482	215,556
	Fabasoft AG	987	19,893
	Fielmann AG	8,389	431,002
	FUCHS SE	8,275	273,131
	GEA Group AG	26,813	1,137,992
	Gerresheimer AG	6,227	737,549
	GFT Technologies SE	6,693	194,231
	Hawesko Holding SE	669	27,440
*	HelloFresh SE	35,954	1,025,232
	Hensoldt AG	11,177	380,018
	Hochtief AG	7,085	697,908
	Hugo Boss AG	16,811	1,357,464
#*	Hypoport SE	626	130,617
	IVU Traffic Technologies AG	3,749	61,821
	Knaus Tabbert AG	586	38,614
	Krones AG	3,491	420,674
*	MAX Automation SE	399	2,526
#*	Nagarro SE	2,666	252,566
	Nemetschek SE	9,804	713,427

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	New Work SE	795	$93,617
	Nexus AG	4,574	292,386
	OHB SE	1,950	67,873
	Pfeiffer Vacuum Technology AG	1,150	190,417
#	PSI Software AG	2,438	75,432
*	PVA TePla AG	5,656	133,225
	Rational AG	741	554,681
	Secunet Security Networks AG	437	100,263
	Sixt SE	3,550	428,065
	Stabilus SE	6,308	359,631
	Stemmer Imaging AG	250	10,032
	STRATEC SE	1,348	75,660
	Stroeer SE & Co. KGaA	9,841	475,925
	SUESS MicroTec SE	2,440	60,875
*Ω	TeamViewer SE	40,383	686,456
	USU Software AG	535	12,949
#	VERBIO Vereinigte BioEnergie AG	6,441	313,977
	Washtec AG	3,729	143,445
TOTAL GERMANY			16,974,914
HONG KONG — (1.8%)
	ASMPT Ltd.	93,600	912,983
	Best Mart 360 Holdings Ltd.	42,000	11,004
*††	Brightoil Petroleum Holdings Ltd.	408,000	0
	Cafe de Coral Holdings Ltd.	104,000	136,677
	Convenience Retail Asia Ltd.	132,000	14,603
*	Cowell e Holdings, Inc.	88,000	164,999
	EC Healthcare	116,000	69,544
	Fairwood Holdings Ltd.	25,500	36,601
*Ω	Fosun Tourism Group	60,400	65,300
	FSE Lifestyle Services Ltd.	41,000	31,874
	Giordano International Ltd.	62,000	22,060
#*	Gold Fin Holdings	214,000	0
	International Housewares Retail Co. Ltd.	145,000	49,125
	L'Occitane International SA	107,250	329,535
	Man Wah Holdings Ltd.	25,600	22,217
#	MECOM Power & Construction Ltd.	590,997	78,321
*††	MH Development NPV	80,000	0
*	NagaCorp Ltd.	324,215	204,226
	PCCW Ltd.	1,002,687	512,673
	Perfect Medical Health Management Ltd.	132,000	73,828
	Plover Bay Technologies Ltd.	128,000	40,405
*Ω	Samsonite International SA	307,800	917,288
	SITC International Holdings Co. Ltd.	285,000	624,479
	Solomon Systech International Ltd.	430,000	24,699
	SUNeVision Holdings Ltd.	211,000	109,665
*	Theme International Holdings Ltd.	800,000	89,464
	Tradelink Electronic Commerce Ltd.	178,000	21,024
	Vitasoy International Holdings Ltd.	88,000	117,000
	VTech Holdings Ltd.	48,100	299,969
TOTAL HONG KONG			4,979,563
IRELAND — (0.3%)
	Glanbia PLC	47,771	741,117
	Irish Continental Group PLC	40,436	214,294
TOTAL IRELAND			955,411

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (0.9%)
	Arad Ltd.	570	$8,965
	Danel Adir Yeoshua Ltd.	1,780	140,506
	Delek Automotive Systems Ltd.	14,491	104,948
	Delta Galil Ltd.	272	10,732
	Delta Israel Brands Ltd.	658	7,060
	Electra Consumer Products 1970 Ltd.	2,581	64,466
	FMS Enterprises Migun Ltd.	369	11,653
	Formula Systems 1985 Ltd.	2,161	156,812
	Formula Systems 1985 Ltd., Sponsored ADR	300	21,750
	Fox Wizel Ltd.	2,273	189,643
	Globrands Ltd.	90	10,212
	Hilan Ltd.	4,043	197,996
#	Hiper Global Ltd.	2,782	11,728
	IDI Insurance Co. Ltd.	816	16,870
	Inrom Construction Industries Ltd.	31,048	113,208
	Lapidoth Capital Ltd.	1,990	35,811
	M Yochananof & Sons Ltd.	700	31,824
	Magic Software Enterprises Ltd.	14,400	180,720
	Malam - Team Ltd.	2,020	34,624
	Matrix IT Ltd.	11,596	231,782
	Max Stock Ltd.	16,993	37,280
*	Neto ME Holdings Ltd.	595	12,603
	Novolog Ltd.	80,470	44,468
	One Software Technologies Ltd.	9,774	129,777
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,647	159,886
	Retailors Ltd.	3,984	86,157
*	Scope Metals Group Ltd.	1,937	68,021
	Tadiran Group Ltd.	920	73,944
	Telsys Ltd.	884	60,196
	Tiv Taam Holdings 1 Ltd.	18,868	30,105
*	Veridis Environment Ltd.	3,358	17,304
	Victory Supermarket Chain Ltd.	841	8,294
	YH Dimri Construction & Development Ltd.	1,920	135,652
TOTAL ISRAEL			2,444,997
ITALY — (4.1%)
	A2A SpA	91,178	173,964
	ACEA SpA	12,129	148,603
	Amplifon SpA	22,920	775,431
	Aquafil SpA	12,808	51,929
	Ariston Holding NV	11,256	104,916
	Arnoldo Mondadori Editore SpA	50,889	119,897
	Azimut Holding SpA	38,489	908,824
	Banca Generali SpA	20,762	777,756
	Banca Mediolanum SpA	64,009	621,970
	BasicNet SpA	6,975	36,939
Ω	BFF Bank SpA	36,955	417,125
	Brembo SpA	36,650	518,769
	Brunello Cucinelli SpA	11,735	992,200
Ω	Carel Industries SpA	8,875	254,023
Ω	doValue SpA	17,634	88,090
	El.En. SpA	3,951	46,939
	Gruppo MutuiOnline SpA	8,347	298,870
	Interpump Group SpA	18,929	1,029,905
	LU-VE SpA	2,501	80,922
#	Maire Tecnimont SpA	52,339	215,035
*	Newlat Food SpA	3,674	24,827
	Pharmanutra SpA	1,151	73,517
	Piaggio & C SpA	45,642	179,471

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Piovan SpA	1,843	$19,373
Ω	RAI Way SpA	34,041	193,887
	Reply SpA	7,137	773,202
	Salvatore Ferragamo SpA	20,439	332,860
	Sanlorenzo SpA/Ameglia	3,013	117,028
	Sesa SpA	2,243	262,803
	SOL SpA	12,905	364,394
Ω	Technogym SpA	40,447	373,123
*	Technoprobe SpA	87,661	801,593
#Ω	Unieuro SpA	6,302	67,249
	Wiit SpA	494	10,479
	Zignago Vetro SpA	8,655	155,074
TOTAL ITALY			11,410,987
JAPAN — (23.0%)
	&Do Holdings Co. Ltd.	3,700	28,690
	A&D HOLON Holdings Co. Ltd.	3,000	39,729
	Adastria Co. Ltd.	6,700	136,560
	Ad-sol Nissin Corp.	1,300	15,277
#	Adtec Plasma Technology Co. Ltd.	2,500	28,654
	Advance Create Co. Ltd.	3,800	32,999
#	Adventure, Inc.	800	52,074
	Aeon Delight Co. Ltd.	6,100	126,403
	Aeon Fantasy Co. Ltd.	2,900	58,095
	Aeon Hokkaido Corp.	9,000	54,725
	Aeon Kyushu Co. Ltd.	1,200	20,302
	Ai Holdings Corp.	10,100	159,245
	Aica Kogyo Co. Ltd.	13,800	327,902
*	Aidma Holdings, Inc.	700	10,900
	Ain Holdings, Inc.	9,000	320,002
	Airtrip Corp.	3,700	67,391
#	AIT Corp.	2,500	32,752
#	Alleanza Holdings Co. Ltd.	4,600	32,748
*	AlphaPolis Co. Ltd.	500	9,829
	Altech Corp.	4,470	88,845
	Amano Corp.	14,300	324,954
	Amvis Holdings, Inc.	9,000	182,707
	Anicom Holdings, Inc.	20,000	88,969
	Anritsu Corp.	38,300	301,561
#	Aoyama Zaisan Networks Co. Ltd.	6,400	44,895
	Apaman Co. Ltd.	3,000	9,724
#	Arcland Service Holdings Co. Ltd.	5,300	112,941
	ARE Holdings, Inc.	21,600	289,966
	Arealink Co. Ltd.	2,200	42,034
	Argo Graphics, Inc.	4,200	103,558
	ARTERIA Networks Corp.	7,500	104,248
*	Aruhi Corp.	4,130	29,340
	As One Corp.	9,100	361,809
	Asahi Co. Ltd.	3,700	32,655
	Asahi Net, Inc.	7,000	32,369
	Asante, Inc.	1,900	22,902
	Asanuma Corp.	3,700	90,823
	ASKUL Corp.	13,500	188,358
	Aucnet, Inc.	4,600	57,885
	Avant Group Corp.	7,100	75,528
	Axial Retailing, Inc.	4,400	117,521
#*	Axxzia, Inc.	2,800	24,546
	AZ-COM MARUWA Holdings, Inc.	12,100	166,376
#	Baroque Japan Ltd.	3,100	19,474

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Base Co. Ltd.	1,600	$61,361
	Beauty Garage, Inc.	1,300	42,918
	Belc Co. Ltd.	3,000	142,119
	Bell System24 Holdings, Inc.	12,200	119,295
	Benefit One, Inc.	17,600	181,843
	Benesse Holdings, Inc.	21,000	274,374
#*	Bengo4.com, Inc.	2,600	77,889
#	Bic Camera, Inc.	25,500	191,552
	BML, Inc.	6,100	128,924
#	Bookoff Group Holdings Ltd.	1,200	10,127
#	Br Holdings Corp.	17,300	48,934
	BrainPad, Inc.	7,500	49,281
#	Broadmedia Corp.	2,530	30,901
	Bushiroad, Inc.	5,200	27,525
	Business Brain Showa-Ota, Inc.	2,200	34,968
	Business Engineering Corp.	1,400	29,960
	BuySell Technologies Co. Ltd.	1,000	36,046
#	C Uyemura & Co. Ltd.	2,600	172,088
	Can Do Co. Ltd.	270	5,147
	Careerlink Co. Ltd.	2,200	45,682
#	Carenet, Inc.	5,100	33,524
#	Casa, Inc.	2,300	14,233
#*	CellSource Co. Ltd.	2,300	35,971
#	Celsys, Inc.	13,300	64,266
	Central Automotive Products Ltd.	3,300	83,001
	Central Security Patrols Co. Ltd.	2,600	53,530
#	Ceres, Inc.	3,000	22,205
#	Change Holdings, Inc.	7,500	99,131
	Charm Care Corp. KK	5,300	51,038
	Chikaranomoto Holdings Co. Ltd.	1,000	14,215
	CKD Corp.	20,200	307,216
	CMIC Holdings Co. Ltd.	3,100	42,950
#	Colowide Co. Ltd.	22,300	331,133
	Como Co. Ltd.	1,000	19,187
#	Computer Engineering & Consulting Ltd.	6,700	80,779
	Comture Corp.	7,600	108,055
	Core Corp.	2,800	34,126
	Cota Co. Ltd.	5,572	64,305
	Create Restaurants Holdings, Inc.	38,100	291,467
	Create SD Holdings Co. Ltd.	8,100	200,105
	Creek & River Co. Ltd.	3,700	52,685
	Cresco Ltd.	4,500	65,623
#*	CrowdWorks, Inc.	1,300	11,815
	CTS Co. Ltd.	8,600	45,573
	Cube System, Inc.	1,300	11,054
	Curves Holdings Co. Ltd.	16,500	93,412
*	Cyber Security Cloud, Inc.	800	15,643
	Cybozu, Inc.	9,500	148,811
	Daicel Corp.	35,900	332,669
	Daihen Corp.	5,700	219,947
	Daiichikosho Co. Ltd.	9,800	197,955
#	Daiken Medical Co. Ltd.	3,200	11,723
#	Daiki Axis Co. Ltd.	1,700	8,610
#	Daikoku Denki Co. Ltd.	2,300	66,107
	Daikokutenbussan Co. Ltd.	2,100	89,167
	Daiseki Co. Ltd.	14,360	483,963
	Daitron Co. Ltd.	1,900	41,942
	Daiwabo Holdings Co. Ltd.	29,900	579,456
	Dear Life Co. Ltd.	10,300	64,005

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Densan System Holdings Co. Ltd.	2,400	$55,393
	Dexerials Corp.	15,700	356,417
	Digital Arts, Inc.	3,900	154,335
	Digital Hearts Holdings Co. Ltd.	4,700	46,184
	Digital Information Technologies Corp.	4,200	53,310
	Dip Corp.	11,000	277,687
	Direct Marketing MiX, Inc.	5,300	29,627
	DMG Mori Co. Ltd.	42,200	718,071
	Double Standard, Inc.	1,200	20,022
#	Drecom Co. Ltd.	6,600	23,043
	DTS Corp.	13,600	321,500
	Earth Corp.	3,700	132,262
#	EAT & Holdings Co. Ltd.	1,600	23,926
	Ebara Jitsugyo Co. Ltd.	3,600	72,449
	Ebase Co. Ltd.	8,200	41,746
	Eco's Co. Ltd.	2,700	38,347
	eGuarantee, Inc.	10,500	155,807
	E-Guardian, Inc.	4,100	59,536
	Eiken Chemical Co. Ltd.	9,600	101,874
	Elan Corp.	10,000	62,081
	Elecom Co. Ltd.	15,200	163,613
	Elematec Corp.	4,300	54,003
	EM Systems Co. Ltd.	9,000	53,900
	en Japan, Inc.	11,000	217,425
#	Entrust, Inc.	4,400	31,168
	ES-Con Japan Ltd.	6,900	39,044
#	F&M Co. Ltd.	1,900	39,788
	FAN Communications, Inc.	8,800	25,321
	Fancl Corp.	11,400	199,656
*	FDK Corp.	5,900	36,740
	Fibergate, Inc.	4,000	39,547
	Financial Partners Group Co. Ltd.	10,000	96,531
	FINDEX, Inc.	6,200	27,011
	Fintech Global, Inc.	19,400	9,418
	Fixstars Corp.	5,000	48,930
	Focus Systems Corp.	1,600	11,629
	Food & Life Cos. Ltd.	6,700	131,835
	Forum Engineering, Inc.	2,900	26,247
	Forval Corp.	1,800	15,553
	FP Corp.	12,400	261,356
	France Bed Holdings Co. Ltd.	6,400	53,753
	Freebit Co. Ltd.	4,100	34,033
	FTGroup Co. Ltd.	2,600	19,570
	Fuji Corp.	16,900	287,761
	Fuji Kyuko Co. Ltd.	6,700	267,327
	Fuji Soft, Inc.	7,200	239,893
	Fujikura Ltd.	55,700	465,718
	Fujimi, Inc.	10,500	254,621
	Fukuda Denshi Co. Ltd.	5,200	164,844
	Fukui Computer Holdings, Inc.	3,200	59,067
	Fukushima Galilei Co. Ltd.	3,200	113,579
	FULLCAST Holdings Co. Ltd.	7,500	121,405
	Funai Soken Holdings, Inc.	10,630	197,351
	Furuya Metal Co. Ltd.	1,400	108,840
	Furyu Corp.	4,600	47,786
	Fuso Chemical Co. Ltd.	5,600	176,582
	Future Corp.	15,400	168,001
	G-7 Holdings, Inc.	8,600	75,676
*	GA Technologies Co. Ltd.	3,600	33,074

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Gakkyusha Co. Ltd.	1,800	$26,459
#	Gakujo Co. Ltd.	1,800	24,699
	Genki Sushi Co. Ltd.	2,300	74,269
	Genky DrugStores Co. Ltd.	2,200	77,866
	Gift Holdings, Inc.	2,400	37,992
	Giken Ltd.	2,301	33,995
	GL Sciences, Inc.	1,600	27,452
	GLOBERIDE, Inc.	4,300	71,054
	GMO Financial Gate, Inc.	1,000	82,924
#	GMO Financial Holdings, Inc.	10,300	52,850
	GMO GlobalSign Holdings KK	1,400	29,979
	GMO internet group, Inc.	11,300	224,399
#	Golf Digest Online, Inc.	4,300	23,715
	Good Com Asset Co. Ltd.	4,900	28,854
	Greens Co. Ltd.	2,300	24,097
	gremz, Inc.	3,600	69,521
	GungHo Online Entertainment, Inc.	17,600	345,448
	H.U. Group Holdings, Inc.	12,600	248,769
	Hakudo Co. Ltd.	1,800	29,809
#	Hakuto Co. Ltd.	2,500	98,590
	Halows Co. Ltd.	3,400	88,514
	Hamee Corp.	2,700	19,557
	Happinet Corp.	4,200	66,091
	Hard Off Corp. Co. Ltd.	3,700	39,697
	Hazama Ando Corp.	51,200	409,643
	Heiwa Corp.	11,000	186,326
#*	Hennge KK	5,800	36,077
	Himacs Ltd.	720	7,263
	Hioki EE Corp.	3,300	188,633
	Hirose Tusyo, Inc.	400	8,509
	Hitachi Zosen Corp.	42,700	281,358
	Hito Communications Holdings, Inc.	3,100	33,766
	Hokuetsu Industries Co. Ltd.	2,300	30,374
	Honeys Holdings Co. Ltd.	3,200	35,270
	Horiba Ltd.	8,300	489,644
	Hotland Co. Ltd.	3,900	46,721
#	I K K Holdings, Inc.	2,500	10,819
	IBJ, Inc.	7,600	38,057
	Ichibanya Co. Ltd.	3,164	123,967
	ID Holdings Corp.	3,150	29,863
	Idec Corp.	7,900	168,092
	IDOM, Inc.	22,700	133,159
	I'll, Inc.	3,200	58,514
	i-mobile Co. Ltd.	2,800	24,331
	Imuraya Group Co. Ltd.	2,200	35,301
#*	I-NE Co. Ltd.	1,800	33,604
	I-Net Corp.	3,440	40,418
	Infocom Corp.	7,700	130,649
	Infomart Corp.	20,900	62,283
	Information Services International-Dentsu Ltd.	7,800	276,615
	Insource Co. Ltd.	16,000	141,419
	Intage Holdings, Inc.	11,300	135,020
	Intelligent Wave, Inc.	3,700	21,337
#	Inter Action Corp.	2,500	19,621
#	IPS, Inc.	2,400	38,552
	IR Japan Holdings Ltd.	2,900	33,706
	Iriso Electronics Co. Ltd.	5,400	150,068
	I'rom Group Co. Ltd.	2,300	30,864
	ISB Corp.	3,900	43,257

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ise Chemicals Corp.	800	$45,917
#*	Istyle, Inc.	8,200	28,120
*	ITbook Holdings Co. Ltd.	2,800	7,388
	Itfor, Inc.	9,100	70,435
	ITmedia, Inc.	4,100	39,671
	JAC Recruitment Co. Ltd.	5,800	115,217
*	Jade Group, Inc.	3,000	36,071
	Japan Aviation Electronics Industry Ltd.	9,300	188,890
	Japan Best Rescue System Co. Ltd.	6,600	36,265
*	Japan Communications, Inc.	34,900	59,676
	Japan Elevator Service Holdings Co. Ltd.	18,500	228,796
*	Japan Hospice Holdings, Inc.	1,700	33,498
	Japan Lifeline Co. Ltd.	18,600	130,331
	Japan Material Co. Ltd.	22,000	389,034
	Japan Medical Dynamic Marketing, Inc.	5,100	35,215
	Japan Property Management Center Co. Ltd.	3,500	26,980
	Japan System Techniques Co. Ltd.	2,200	37,897
	Jastec Co. Ltd.	1,200	11,558
	JBCC Holdings, Inc.	5,400	98,559
	JCR Pharmaceuticals Co. Ltd.	5,600	53,215
	JCU Corp.	7,000	166,778
	Jeol Ltd.	12,300	421,889
	JFE Systems, Inc.	800	16,250
#*	JIG-SAW, Inc.	1,700	63,149
	JINS Holdings, Inc.	4,000	99,226
#	J-Lease Co. Ltd.	2,700	45,324
#	JM Holdings Co. Ltd.	3,700	50,475
	JP-Holdings, Inc.	20,500	47,176
	J-Stream, Inc.	3,400	12,675
	Justsystems Corp.	10,400	295,993
	Kaga Electronics Co. Ltd.	900	40,316
	Kagome Co. Ltd.	7,000	156,059
	Kaken Pharmaceutical Co. Ltd.	5,300	131,962
	Kakiyasu Honten Co. Ltd.	3,000	49,407
#	Kamakura Shinsho Ltd.	10,700	53,168
	Kameda Seika Co. Ltd.	4,200	128,940
	Kanamic Network Co. Ltd.	5,200	17,097
	Kansai Food Market Ltd.	1,000	10,186
	Katitas Co. Ltd.	14,800	272,226
	KeePer Technical Laboratory Co. Ltd.	6,200	273,902
	Keiyo Co. Ltd.	5,300	31,845
	KFC Holdings Japan Ltd.	4,400	92,029
	KH Neochem Co. Ltd.	12,400	202,971
	Kibun Foods, Inc.	1,400	10,643
	Kintetsu Department Store Co. Ltd.	2,000	34,466
	Ki-Star Real Estate Co. Ltd.	2,900	105,738
	Kitanotatsujin Corp.	3,800	6,472
*	KNT-CT Holdings Co. Ltd.	2,500	25,298
	Koa Corp.	2,400	29,718
#	Koa Shoji Holdings Co. Ltd.	2,000	9,664
#	Kohoku Kogyo Co. Ltd.	400	17,736
	KOMEDA Holdings Co. Ltd.	14,600	282,971
	Komehyo Holdings Co. Ltd.	2,300	76,822
#	Konoshima Chemical Co. Ltd.	2,200	25,454
	Kosaido Holdings Co. Ltd.	4,500	70,120
	Koshidaka Holdings Co. Ltd.	10,841	90,229
	Kotobuki Spirits Co. Ltd.	4,500	342,515
#	Kotobukiya Co. Ltd.	1,500	24,990
	Kozo Keikaku Engineering, Inc.	1,500	36,332

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Kufu Co., Inc.	2,900	$8,420
	Kushikatsu Tanaka Holdings Co., Class C	1,100	11,904
	Kusuri no Aoki Holdings Co. Ltd.	5,300	304,317
	Kyoritsu Maintenance Co. Ltd.	8,800	344,865
	LA Holdings Co. Ltd.	400	13,185
	LAC Co. Ltd.	3,800	20,081
#*	Leopalace21 Corp.	48,000	103,464
	Life Corp.	4,400	110,374
	LIKE, Inc.	1,800	20,894
#	Linical Co. Ltd.	4,800	26,669
	Link & Motivation, Inc.	13,500	40,727
	LITALICO, Inc.	6,400	100,680
*	LTS, Inc.	400	10,069
*	M&A Capital Partners Co. Ltd.	4,400	90,242
	Macnica Holdings, Inc.	9,900	414,928
	Macromill, Inc.	9,000	50,130
	Maeda Kosen Co. Ltd.	6,400	141,463
	Management Solutions Co. Ltd.	3,400	97,475
	Mani, Inc.	22,800	293,197
	MarkLines Co. Ltd.	4,100	76,445
	Marumae Co. Ltd.	3,200	41,252
	Maruwa Co. Ltd.	3,300	548,052
	Marvelous, Inc.	12,200	60,323
	Matsui Securities Co. Ltd.	35,500	200,591
	Maxvalu Tokai Co. Ltd.	500	9,799
	MCJ Co. Ltd.	23,300	184,914
	MEC Co. Ltd.	5,500	136,849
*	Media Do Co. Ltd.	2,200	21,012
	Medical Data Vision Co. Ltd.	10,100	49,513
	Medius Holdings Co. Ltd.	2,700	15,020
	Meiho Facility Works Ltd.	3,100	16,863
	Meiko Electronics Co. Ltd.	5,600	111,409
	Meitec Corp.	24,000	437,527
#	Members Co. Ltd.	3,200	37,294
	Menicon Co. Ltd.	18,200	326,441
*	MetaReal Corp.	1,300	14,597
	METAWATER Co. Ltd.	5,600	72,210
	Micronics Japan Co. Ltd.	9,600	153,131
	Midac Holdings Co. Ltd.	2,400	27,330
	Mie Kotsu Group Holdings, Inc.	3,000	11,988
	Milbon Co. Ltd.	8,960	322,390
	Mimasu Semiconductor Industry Co. Ltd.	4,200	87,885
	Miroku Jyoho Service Co. Ltd.	6,000	71,289
	Mitani Corp.	7,600	73,863
	Mitani Sekisan Co. Ltd.	2,300	77,936
	Mitsubishi Logisnext Co. Ltd.	8,200	73,768
	Mitsubishi Research Institute, Inc.	2,000	75,724
#	Mitsui High-Tec, Inc.	4,700	328,770
	Mitsui-Soko Holdings Co. Ltd.	3,300	84,160
	MIXI, Inc.	2,200	41,554
	Mizuho Medy Co. Ltd.	1,000	14,782
	Monogatari Corp.	9,900	242,395
	Morinaga & Co. Ltd.	9,800	318,128
	Morinaga Milk Industry Co. Ltd.	9,300	313,229
	Morozoff Ltd.	900	23,094
	m-up Holdings, Inc.	11,300	89,297
	Musashi Seimitsu Industry Co. Ltd.	8,600	107,241
#	NAC Co. Ltd.	2,300	15,945
	Nagatanien Holdings Co. Ltd.	2,700	41,131

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nagawa Co. Ltd.	1,900	$95,721
	Naigai Trans Line Ltd.	2,600	50,774
	Nakanishi, Inc.	21,700	499,998
	NEC Networks & System Integration Corp.	17,200	226,801
	NET One Systems Co. Ltd.	23,900	525,129
	New Art Holdings Co. Ltd.	3,290	39,358
#	Nextage Co. Ltd.	13,500	354,586
#*	NexTone, Inc.	1,900	27,139
	Nichias Corp.	14,000	287,818
	Nichicon Corp.	7,400	73,196
	Nihon Dempa Kogyo Co. Ltd.	4,200	35,642
	Nippon Air Conditioning Services Co. Ltd.	6,700	37,322
	Nippon Aqua Co. Ltd.	3,900	24,812
	Nippon Computer Dynamics Co. Ltd.	1,900	13,589
	Nippon Concept Corp.	1,800	24,961
	Nippon Gas Co. Ltd.	38,300	563,607
	Nippon Kanzai Holdings Co. Ltd.	1,300	24,222
	Nippon Kodoshi Corp.	3,000	44,962
#	Nippon Parking Development Co. Ltd.	74,700	112,574
	Nippon Pillar Packing Co. Ltd.	7,600	238,177
	Nishimatsu Construction Co. Ltd.	9,000	234,453
	Nishimatsuya Chain Co. Ltd.	12,300	147,735
	Nissei ASB Machine Co. Ltd.	2,700	77,905
	Nisso Corp.	8,200	50,707
	Nittoc Construction Co. Ltd.	4,800	38,718
	Noevir Holdings Co. Ltd.	4,800	182,948
	Nojima Corp.	14,200	138,609
	Nomura Micro Science Co. Ltd.	2,500	110,802
	NS Tool Co. Ltd.	4,400	35,050
	NSD Co. Ltd.	19,600	383,900
	NSW, Inc.	2,200	38,433
	Oat Agrio Co. Ltd.	1,200	17,026
	Obara Group, Inc.	1,500	43,819
	Ohba Co. Ltd.	2,300	14,662
	Ohsho Food Service Corp.	4,000	190,450
#*	Oisix ra daichi, Inc.	7,800	128,231
	Okamoto Machine Tool Works Ltd.	1,200	48,445
	Okinawa Cellular Telephone Co.	9,200	194,351
	Ootoya Holdings Co. Ltd.	400	11,757
	Open Up Group, Inc.	9,000	141,168
	Optex Group Co. Ltd.	10,620	139,356
*	Optim Corp.	4,900	33,671
	Optorun Co. Ltd.	9,400	156,081
	Organo Corp.	6,200	179,698
	Oricon, Inc.	2,200	15,426
	Oro Co. Ltd.	2,900	38,299
	Osaka Organic Chemical Industry Ltd.	3,900	72,355
	Osaka Soda Co. Ltd.	3,300	134,393
#	OSAKA Titanium Technologies Co. Ltd.	5,800	146,403
	OSG Corp.	21,200	282,577
	Outsourcing, Inc.	33,000	337,616
	PAL GROUP Holdings Co. Ltd.	5,400	158,475
	Paramount Bed Holdings Co. Ltd.	9,100	149,054
*	Park24 Co. Ltd.	9,500	125,329
	Pasona Group, Inc.	7,000	82,958
	PCI Holdings, Inc.	2,900	22,944
#*	PeptiDream, Inc.	18,100	230,418
	Pharma Foods International Co. Ltd.	4,100	48,403
	PHC Holdings Corp.	1,100	11,666

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	PIA Corp.	1,300	$30,909
	Pigeon Corp.	35,300	476,784
	Pilot Corp.	8,200	270,207
#	Plus Alpha Consulting Co. Ltd.	1,600	31,508
	Pole To Win Holdings, Inc.	9,500	45,018
	Poppins Corp.	800	7,875
*	Port, Inc.	1,000	16,064
	Premium Group Co. Ltd.	10,200	128,758
	Premium Water Holdings, Inc.	800	15,379
	Prestige International, Inc.	32,400	132,217
	Prima Meat Packers Ltd.	6,700	104,449
	Pronexus, Inc.	3,800	28,261
	Pro-Ship, Inc.	2,600	24,996
	Proto Corp.	7,500	67,172
	QB Net Holdings Co. Ltd.	3,900	41,003
	Qol Holdings Co. Ltd.	5,000	59,651
	Quick Co. Ltd.	3,900	66,856
	Raccoon Holdings, Inc.	5,900	29,628
	Raito Kogyo Co. Ltd.	13,600	197,013
*	Raksul, Inc.	7,300	72,142
*	RaQualia Pharma, Inc.	4,100	20,369
	Relo Group, Inc.	21,700	299,660
	Renaissance, Inc.	1,700	10,887
#*	RENOVA, Inc.	11,600	122,523
	Resol Holdings Co. Ltd.	400	13,444
	Resorttrust, Inc.	25,100	396,873
	Ride On Express Holdings Co. Ltd.	2,800	20,940
	Riken Keiki Co. Ltd.	2,900	109,716
	Riso Kyoiku Co. Ltd.	32,700	60,494
	Roland Corp.	4,300	122,594
	Roland DG Corp.	2,500	62,712
	Rorze Corp.	3,901	305,116
	Round One Corp.	62,600	250,581
	RS Technologies Co. Ltd.	4,000	85,802
	Saison Information Systems Co. Ltd.	1,200	15,872
	Sakai Moving Service Co. Ltd.	3,400	127,828
#	Sakura Internet, Inc.	8,700	66,184
	Samco, Inc.	900	33,741
	Sangetsu Corp.	8,500	156,041
	Sanken Electric Co. Ltd.	5,800	592,577
	Sankyo Frontier Co. Ltd.	1,500	40,335
	Sankyu, Inc.	8,100	280,885
	Sanshin Electronics Co. Ltd.	1,400	21,387
	Santec Holdings Corp.	900	19,152
	Sapporo Holdings Ltd.	9,400	247,656
	Sato Foods Co. Ltd.	600	21,734
	Sato Holdings Corp.	4,500	63,019
	SB Technology Corp.	3,600	65,551
	SBI Global Asset Management Co. Ltd.	12,700	48,809
	SBS Holdings, Inc.	5,900	139,954
	Seed Co. Ltd.	3,000	12,895
	Seiren Co. Ltd.	12,200	210,799
#	SEMITEC Corp.	2,400	38,666
	Senko Group Holdings Co. Ltd.	21,600	156,357
	Senshu Electric Co. Ltd.	3,300	93,094
	Seria Co. Ltd.	14,476	242,813
	Shibaura Electronics Co. Ltd.	2,200	110,922
	Shibaura Mechatronics Corp.	1,500	251,089
#	Shidax Corp.	10,000	44,878

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shin Maint Holdings Co. Ltd.	2,600	$21,679
#	Shin Nippon Biomedical Laboratories Ltd.	7,800	115,086
	Shin-Etsu Polymer Co. Ltd.	2,300	22,844
	Shinnihonseiyaku Co. Ltd.	4,000	41,625
	Ship Healthcare Holdings, Inc.	20,100	325,549
	Shoei Co. Ltd.	15,400	279,981
	Shoei Foods Corp.	3,300	100,423
	SIGMAXYZ Holdings, Inc.	9,800	91,677
*	Simplex Holdings, Inc.	3,200	64,609
	SMS Co. Ltd.	19,900	422,684
#	Snow Peak, Inc.	9,400	116,809
	Softcreate Holdings Corp.	5,000	59,789
	Software Service, Inc.	800	57,814
	Solasto Corp.	14,600	71,666
	Soliton Systems KK	3,900	34,080
	Sparx Group Co. Ltd.	7,020	74,675
	S-Pool, Inc.	25,300	97,681
#	Sprix, Inc.	1,600	9,094
	SRA Holdings	3,100	70,359
	Star Micronics Co. Ltd.	5,000	62,287
	Starts Corp., Inc.	7,800	161,743
	St-Care Holding Corp.	4,300	23,713
	Step Co. Ltd.	1,600	19,924
	STI Foods Holdings, Inc.	800	19,442
	Strike Co. Ltd.	3,100	65,471
#	Studio Alice Co. Ltd.	3,200	48,612
	Sumida Corp.	5,000	51,561
	Suzuden Corp.	1,300	20,174
#*	SymBio Pharmaceuticals Ltd.	4,600	13,534
	System D, Inc.	800	7,341
	System Information Co. Ltd.	5,300	27,345
	System Research Co. Ltd.	1,000	18,068
	System Support, Inc.	1,700	23,507
	Systems Engineering Consultants Co. Ltd.	600	12,592
	Systena Corp.	78,000	149,406
	Syuppin Co. Ltd.	8,200	62,880
	Taiyo Holdings Co. Ltd.	10,500	196,502
	Takara & Co. Ltd.	2,200	36,003
	Takara Bio, Inc.	15,200	186,775
	Takara Holdings, Inc.	37,000	325,616
	Take & Give Needs Co. Ltd.	3,600	30,409
	Takeuchi Manufacturing Co. Ltd.	11,300	354,119
	Tama Home Co. Ltd.	5,500	135,661
	Tamron Co. Ltd.	5,400	171,209
	Tay Two Co. Ltd.	17,700	26,646
	Tazmo Co. Ltd.	4,100	72,085
	TDC Soft, Inc.	5,100	69,832
	TechMatrix Corp.	11,600	127,265
#	Tecnos Japan, Inc.	3,800	16,855
#	Temairazu, Inc.	700	19,427
	Tenpos Holdings Co. Ltd.	1,600	28,056
	Tess Holdings Co. Ltd.	3,500	14,163
	T-Gaia Corp.	6,600	83,333
	TKC Corp.	8,200	213,215
#*	TKP Corp.	4,000	80,013
	Tocalo Co. Ltd.	23,500	238,836
	Toho Co. Ltd.	1,400	26,548
	Toho System Science Co. Ltd.	1,600	15,812
#	Toho Titanium Co. Ltd.	10,500	149,972

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOKAI Holdings Corp.	29,500	$187,938
#	Tokyo Base Co. Ltd.	6,300	15,130
	Tokyo Electron Device Ltd.	2,300	165,586
	Tokyo Individualized Educational Institute, Inc.	9,500	31,606
	Tokyo Ohka Kogyo Co. Ltd.	7,200	454,763
	Tokyo Seimitsu Co. Ltd.	14,300	792,114
	Tokyo Steel Manufacturing Co. Ltd.	15,800	191,131
	Tokyotokeiba Co. Ltd.	5,500	149,013
	Tomy Co. Ltd.	25,400	343,629
	Topcon Corp.	26,700	324,925
	Toridoll Holdings Corp.	15,400	380,383
	Torishima Pump Manufacturing Co. Ltd.	2,400	31,932
	Tosei Corp.	5,300	65,715
	Toshiba TEC Corp.	7,100	206,228
	Tosho Co. Ltd.	2,500	25,247
	Totech Corp.	1,100	41,045
	Toukei Computer Co. Ltd.	300	13,233
	Towa Corp.	3,713	70,056
	Toyo Gosei Co. Ltd.	2,000	119,897
	Traders Holdings Co. Ltd.	8,020	36,527
	Trancom Co. Ltd.	2,100	104,064
	Transaction Co. Ltd.	4,000	49,821
	Transcosmos, Inc.	7,300	178,959
	TRE Holdings Corp.	11,000	95,555
	Treasure Factory Co. Ltd.	2,600	25,653
#	Trenders, Inc.	1,600	13,455
	Tri Chemical Laboratories, Inc.	8,700	161,556
	Tsuburaya Fields Holdings, Inc.	7,400	158,782
	Tsugami Corp.	16,200	142,183
	Ubicom Holdings, Inc.	2,100	21,124
	ULS Group, Inc.	700	18,672
#	Ultrafabrics Holdings Co. Ltd.	2,200	36,259
	Ulvac, Inc.	13,700	588,292
#	United Arrows Ltd.	5,000	84,389
	Usen-Next Holdings Co. Ltd.	4,800	111,025
	User Local, Inc.	2,500	38,855
*	UT Group Co. Ltd.	8,900	179,894
	Valqua Ltd.	6,500	177,782
*	Valtes Co. Ltd.	500	13,177
	Value HR Co. Ltd.	4,800	44,161
	ValueCommerce Co. Ltd.	5,000	47,832
#	Valuence Holdings, Inc.	800	15,774
	V-Cube, Inc.	8,500	27,414
	Vector, Inc.	12,500	115,317
	Vertex Corp.	6,000	65,657
	VINX Corp.	1,200	10,931
*	Vision, Inc.	9,800	121,460
*	Visional, Inc.	4,700	258,590
	VT Holdings Co. Ltd.	19,500	73,151
	Wacom Co. Ltd.	52,600	224,094
	Wakachiku Construction Co. Ltd.	1,300	28,494
	Waseda Academy Co. Ltd.	3,700	36,540
	Watahan & Co. Ltd.	3,300	31,486
	WDB Holdings Co. Ltd.	2,100	31,066
	Weathernews, Inc.	2,000	89,565
	Wellnet Corp.	5,700	23,014
#	West Holdings Corp.	7,315	143,188
	Will Group, Inc.	5,900	46,789
*	WingArc1st, Inc.	4,200	80,863

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	World Holdings Co. Ltd.	2,400	$45,072
	YAKUODO Holdings Co. Ltd.	3,100	55,168
	YAMADA Consulting Group Co. Ltd.	4,700	53,147
	Yamaichi Electronics Co. Ltd.	9,200	147,752
#	YA-MAN Ltd.	12,700	90,993
	Yaoko Co. Ltd.	4,900	258,476
	Yonex Co. Ltd.	14,600	142,702
	Yoshinoya Holdings Co. Ltd.	19,900	393,646
	Yotai Refractories Co. Ltd.	3,800	41,695
	Yukiguni Maitake Co. Ltd.	6,000	39,024
	ZERIA Pharmaceutical Co. Ltd.	5,400	88,445
	ZIGExN Co. Ltd.	10,500	58,040
TOTAL JAPAN			64,893,613
NETHERLANDS — (2.2%)
#*Ω	Alfen NV	6,780	470,486
	AMG Critical Materials NV	6,921	282,965
	Arcadis NV	27,432	1,202,672
	BE Semiconductor Industries NV	19,776	2,361,227
	Beter Bed Holding NV	5,725	36,239
	Corbion NV	5,335	125,374
*	InPost SA	31,736	379,239
	Nedap NV	1,373	91,823
	OCI NV	23,545	671,027
#*	SIF Holding NV	1,032	14,635
	TKH Group NV	13,417	700,050
TOTAL NETHERLANDS			6,335,737
NEW ZEALAND — (0.4%)
	AFT Pharmaceuticals Ltd.	3,631	8,357
*	Air New Zealand Ltd.	242,386	119,011
	Briscoe Group Ltd.	6,337	18,144
	Chorus Ltd.	74,062	395,676
	Freightways Group Ltd.	32,412	172,414
#	Hallenstein Glasson Holdings Ltd.	11,317	44,994
	Heartland Group Holdings Ltd.	32,033	35,821
	NZME Ltd.	11,793	6,958
	NZX Ltd.	66,815	51,042
	PGG Wrightson Ltd.	5,698	14,842
*	Rakon Ltd.	19,137	8,682
	Restaurant Brands New Zealand Ltd.	7,481	30,171
	Scales Corp. Ltd.	13,307	27,371
	Skellerup Holdings Ltd.	60,070	166,499
	Warehouse Group Ltd.	17,853	19,968
TOTAL NEW ZEALAND			1,119,950
NORWAY — (1.2%)
	ABG Sundal Collier Holding ASA	142,823	79,214
	AF Gruppen ASA	4,408	59,142
	Atea ASA	25,292	343,485
*	BLUENORD ASA	5,887	258,864
	Bonheur ASA	6,681	167,914
	Borregaard ASA	19,011	310,266
	Bouvet ASA	23,439	144,194
*Ω	Crayon Group Holding ASA	12,099	128,825
Ω	Elmera Group ASA	8,325	16,704
	Elopak ASA	17,212	37,607
Ω	Europris ASA	51,346	311,494

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Gaming Innovation Group, Inc.	13,083	$35,276
*	Kahoot! ASA	48,671	167,424
Ω	Kid ASA	9,010	72,293
	Kitron ASA	55,251	204,200
	Medistim ASA	4,290	109,936
Ω	Multiconsult ASA	5,352	81,271
	Odfjell Technology Ltd.	4,019	20,468
Ω	Okeanis Eco Tankers Corp.	779	18,915
	Protector Forsikring ASA	15,734	256,999
	Rana Gruber ASA, Class A	2,989	17,106
#*Ω	Shelf Drilling Ltd.	30,846	75,769
	Veidekke ASA	33,651	379,411
TOTAL NORWAY			3,296,777
PORTUGAL — (0.3%)
#	Altri SGPS SA	18,585	87,390
	CTT-Correios de Portugal SA	37,349	147,427
	Ibersol SGPS SA	4,131	31,438
	Navigator Co. SA	55,123	193,215
#	NOS SGPS SA	85,691	325,375
TOTAL PORTUGAL			784,845
SINGAPORE — (0.9%)
	AEM Holdings Ltd.	84,000	238,285
	Aztech Global Ltd.	45,500	25,150
*††	Best World International Ltd.	14,510	17,699
	Delfi Ltd.	68,200	62,076
	DFI Retail Group Holdings Ltd.	8,400	22,612
	Dyna-Mac Holdings Ltd.	157,800	49,298
	First Resources Ltd.	145,500	165,313
	Food Empire Holdings Ltd.	25,800	20,971
*	Golden Energy & Resources Ltd.	130,200	17,628
	Grand Venture Technology Ltd.	19,100	8,984
	Hour Glass Ltd.	64,000	100,077
	HRnetgroup Ltd.	67,400	37,052
	Micro-Mechanics Holdings Ltd.	15,800	22,454
	Nanofilm Technologies International Ltd.	72,100	61,843
	Pan-United Corp. Ltd.	78,600	23,387
	Propnex Ltd.	98,100	75,260
	Q&M Dental Group Singapore Ltd.	87,720	20,425
	Raffles Medical Group Ltd.	223,700	235,716
*	RH PetroGas Ltd.	105,400	16,275
	Riverstone Holdings Ltd.	84,500	39,772
	Sheng Siong Group Ltd.	206,900	255,213
	Silverlake Axis Ltd.	154,600	33,732
	StarHub Ltd.	158,800	124,181
	Thomson Medical Group Ltd.	620,100	27,998
	UMS Holdings Ltd.	221,075	182,957
	Venture Corp. Ltd.	21,800	245,771
	Vicom Ltd.	33,700	43,102
	Yangzijiang Shipbuilding Holdings Ltd.	370,400	429,095
TOTAL SINGAPORE			2,602,326
SPAIN — (2.3%)
#*	Amper SA	271,757	31,605
	Applus Services SA	49,573	531,796
	Cia de Distribucion Integral Logista Holdings SA	25,253	702,666
	CIE Automotive SA	17,150	537,491

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
*	Distribuidora Internacional de Alimentacion SA	1,732,678	$29,104
	Elecnor SA	851	13,052
	Faes Farma SA	39,720	137,634
	Fluidra SA	25,889	572,540
Ω	Global Dominion Access SA	23,540	99,090
	Indra Sistemas SA	39,692	577,265
	Laboratorios Farmaceuticos Rovi SA	6,557	314,820
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	179,653	174,216
*	Melia Hotels International SA	33,213	243,828
Ω	Prosegur Cash SA	118,184	82,694
	Renta 4 Banco SA	926	10,482
	Sacyr SA	167,289	571,912
*	Solaria Energia y Medio Ambiente SA	21,705	339,493
	Tubacex SA	6,149	19,713
	Vidrala SA	5,458	555,678
	Viscofan SA	12,192	791,517
TOTAL SPAIN			6,336,596
SWEDEN — (2.2%)
	AddLife AB, Class B	21,195	172,607
	Addnode Group AB	31,624	241,773
	Beijer Alma AB	12,510	228,861
	Betsson AB, Class B	1,971	23,849
	Bilia AB, Class A	17,266	181,454
	Biotage AB	14,547	179,563
Ω	Bravida Holding AB	19,235	154,594
#	BTS Group AB, Class B	498	12,072
	Bufab AB	8,404	245,996
	Cellavision AB	3,860	80,524
#	Clas Ohlson AB, Class B	9,621	78,364
	Concentric AB	7,855	140,020
Ω	Coor Service Management Holding AB	27,066	124,490
	Dedicare AB, Class B	2,013	18,151
	Electrolux Professional AB, Class B	55,121	310,540
	eWork Group AB	2,192	27,056
#	Fenix Outdoor International AG	1,047	62,529
	G5 Entertainment AB	2,571	50,454
	GARO AB	7,660	42,429
*Ω	Green Landscaping Group AB	5,723	40,578
	Hanza AB	3,595	29,008
	Hemnet Group AB	10,897	193,035
	Hexatronic Group AB	17,298	131,077
	HMS Networks AB	6,568	265,222
#	Instalco AB	46,026	181,092
	INVISIO AB	3,048	63,433
	Lime Technologies AB	2,918	76,657
*	Medcap AB	1,067	31,987
	Micro Systemation AB, Class B	3,597	17,742
	MIPS AB	7,640	345,900
	Momentum Group AB	1,446	14,691
	Mycronic AB	5,427	116,788
	NCAB Group AB	37,830	226,388
	Nederman Holding AB	4,197	82,193
	Nolato AB, Class B	46,027	190,242
*	Note AB	4,907	83,109
	OEM International AB, Class B	20,968	169,912
*	OX2 AB, Class A	11,860	74,197
	Prevas AB, Class B	2,095	23,179
	Proact IT Group AB	6,525	48,108

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	RaySearch Laboratories AB	7,143	$48,448
	Rvrc Holding AB	7,147	23,073
*Ω	Scandic Hotels Group AB	42,995	169,550
*	Sdiptech AB, Class B	3,706	102,199
	Sintercast AB	1,167	12,498
	SkiStar AB	9,997	108,547
	Softronic AB, Class B	7,712	11,113
	Systemair AB	21,801	154,772
	Troax Group AB	11,120	200,283
#*	Truecaller AB, Class B	26,063	103,243
	Vitec Software Group AB, Class B	8,760	498,993
	Volati AB	3,354	31,578
	XANO Industri AB, Class B	5,046	53,790
TOTAL SWEDEN			6,297,951
SWITZERLAND — (8.1%)
	Accelleron Industries AG	9,413	247,989
	APG SGA SA	486	100,803
*	Aryzta AG	322,082	550,468
	Ascom Holding AG	10,301	140,629
	Belimo Holding AG	3,380	1,821,650
	Bellevue Group AG	2,085	63,485
	Bossard Holding AG, Class A	2,067	483,074
	Bucher Industries AG	599	266,922
	Burckhardt Compression Holding AG	1,045	615,861
	Burkhalter Holding AG	1,211	129,367
	Coltene Holding AG	1,298	104,870
	Comet Holding AG	2,164	569,293
	Daetwyler Holding AG	1,738	343,791
#	dormakaba Holding AG	989	482,219
*	Dufry AG	23,523	1,215,397
	Emmi AG	679	664,505
	Forbo Holding AG	368	529,395
Ω	Galenica AG	12,690	1,021,292
	Georg Fischer AG	27,232	1,859,843
	Inficon Holding AG	607	778,194
	Interroll Holding AG	224	716,511
	Kardex Holding AG	2,288	572,497
	Komax Holding AG	1,203	295,741
	LEM Holding SA	156	375,179
Ω	Medacta Group SA	2,186	317,506
	Mobilezone Holding AG	16,096	268,254
	Orior AG	2,145	184,767
*Ω	Sensirion Holding AG	3,486	305,498
	SFS Group AG	5,394	641,226
	Siegfried Holding AG	1,437	1,269,631
#	Stadler Rail AG	9,739	391,095
	Swissquote Group Holding SA	2,538	574,838
	Temenos AG	21,904	1,883,804
Ω	VAT Group AG	5,889	2,503,101
	VZ Holding AG	4,613	429,471
	Ypsomed Holding AG	697	204,633
TOTAL SWITZERLAND			22,922,799
UNITED KINGDOM — (13.6%)
	4imprint Group PLC	7,342	418,314
	AG Barr PLC	32,235	194,986
	AJ Bell PLC	81,220	342,856

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Alfa Financial Software Holdings PLC	29,356	$58,820
	Argentex Group PLC	10,211	15,383
*	Babcock International Group PLC	201,649	970,769
	Bloomsbury Publishing PLC	7,080	39,291
	Britvic PLC	88,023	977,043
	Brooks Macdonald Group PLC	4,241	115,041
	Bytes Technology Group PLC	60,390	400,589
	CentralNic Group PLC	11,709	19,236
	Chemring Group PLC	13,393	48,853
	Clarkson PLC	4,934	176,571
	Coats Group PLC	431,804	388,272
	Computacenter PLC	24,476	690,514
Ω	ConvaTec Group PLC	33,480	89,698
	Cranswick PLC	14,099	604,878
	CVS Group PLC	22,169	585,753
*	Darktrace PLC	2,969	14,081
	Diploma PLC	31,953	1,328,997
	DiscoverIE Group PLC	2,016	20,687
	Domino's Pizza Group PLC	83,777	373,578
	dotdigital group PLC	83,924	99,538
	Dr Martens PLC	99,513	194,666
	Drax Group PLC	85,778	665,960
	Dunelm Group PLC	37,158	549,046
Ω	DWF Group PLC	73,156	91,262
	EMIS Group PLC	18,658	347,721
	Energean PLC	33,033	491,525
*	Ergomed PLC	10,026	139,265
	FDM Group Holdings PLC	26,704	187,492
	Fevertree Drinks PLC	7,147	123,109
	Fintel PLC	2,332	6,249
	Foresight Group Holdings Ltd.	2,111	12,987
Ω	Forterra PLC	69,313	152,875
*	Frasers Group PLC	45,280	471,942
	Games Workshop Group PLC	8,702	1,301,003
	Gamma Communications PLC	20,015	285,543
	Greggs PLC	33,984	1,205,199
	Hargreaves Lansdown PLC	73,641	805,721
	Hays PLC	380,958	524,155
*	Helios Towers PLC	174,370	201,925
	Hikma Pharmaceuticals PLC	29,954	804,410
	Hill & Smith PLC	21,333	432,238
	Hilton Food Group PLC	17,406	144,543
	Hollywood Bowl Group PLC	42,980	123,790
	Howden Joinery Group PLC	115,258	1,091,373
	IDOX PLC	94,139	75,840
	IMI PLC	53,225	1,112,797
	Impax Asset Management Group PLC	29,072	204,986
	Inchcape PLC	109,083	1,147,227
*	Indivior PLC	47,014	1,058,834
	IntegraFin Holdings PLC	79,159	248,787
	Intermediate Capital Group PLC	13,566	244,840
	ITV PLC	316,781	294,189
*	IWG PLC	220,696	433,212
*	J D Wetherspoon PLC	7,334	63,671
#	James Halstead PLC	93,307	249,077
	Kainos Group PLC	29,736	500,367
	Keywords Studios PLC	14,562	328,793
	Liontrust Asset Management PLC	17,876	148,279
Ω	Luceco PLC	32,411	53,049

International Small Cap Growth Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Macfarlane Group PLC	22,063	$31,181
	Man Group PLC	280,947	861,269
	Me Group International PLC	62,186	124,589
	Midwich Group PLC	13,083	72,222
	Mitie Group PLC	330,644	431,325
	Moneysupermarket.com Group PLC	138,937	489,661
	Morgan Advanced Materials PLC	106,291	372,912
	Morgan Sindall Group PLC	2,154	52,832
	Mortgage Advice Bureau Holdings Ltd.	7,764	62,115
*	Motorpoint group PLC	20,730	28,298
	Next 15 Group PLC	23,661	192,994
	Nichols PLC	797	10,372
	Ninety One PLC	105,794	234,179
	Oxford Instruments PLC	15,187	467,893
	Pagegroup PLC	100,653	576,358
	PayPoint PLC	22,767	149,554
	Pets at Home Group PLC	28,841	144,932
	Plus500 Ltd.	27,850	538,144
	Polar Capital Holdings PLC	20,109	125,184
	Porvair PLC	1,852	15,235
	QinetiQ Group PLC	67,182	278,173
	Record PLC	14,254	15,434
	Renew Holdings PLC	19,291	180,458
	Renishaw PLC	8,514	426,581
*	Renold PLC	27,285	10,279
	Robert Walters PLC	11,708	61,929
	Rotork PLC	221,063	875,636
	RS Group PLC	61,268	617,151
	Savills PLC	28,656	357,831
	Serco Group PLC	185,303	369,285
	Serica Energy PLC	48,317	148,750
	Softcat PLC	31,739	611,534
	Spirent Communications PLC	193,208	419,911
*	SSP Group PLC	178,241	575,449
	SThree PLC	44,534	201,637
	Strix Group PLC	8,187	10,345
*††	Studio Retail Group PLC	9,958	0
	Tate & Lyle PLC	87,137	835,052
	Tatton Asset Management PLC	9,729	59,237
	TClarke PLC	14,286	24,454
	Telecom Plus PLC	19,182	409,485
	TEN Entertainment Group PLC	3,345	12,661
	Topps Tiles PLC	24,408	16,281
*	Victoria PLC	1,684	14,199
	Victrex PLC	24,116	478,828
	Volex PLC	37,294	138,276
	Volution Group PLC	60,678	312,775
*Ω	Watches of Switzerland Group PLC	58,952	572,077
	WH Smith PLC	33,990	651,615
	Wickes Group PLC	36,776	64,485
	Wilmington PLC	4,671	18,076
	Wincanton PLC	36,308	112,967
TOTAL UNITED KINGDOM			38,353,795
TOTAL COMMON STOCKS			273,228,630
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	FUCHS SE, 2.846%	19,065	789,171

International Small Cap Growth Portfolio
CONTINUED
	Shares	Value»

GERMANY — (Continued)
Sixt SE, 9.109%	4,290	$318,567
TOTAL GERMANY		1,107,738
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
* European Lithium Ltd. Warrants 03/31/25	31,498	211
JAPAN — (0.0%)
* Tess Holdings Co. Ltd. Rights 08/24/23	3,500	4,133
TOTAL RIGHTS/WARRANTS		4,344
TOTAL INVESTMENT SECURITIES (Cost $250,678,131)		274,340,712

			Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	624,930	7,228,571
TOTAL INVESTMENTS — (100.0%)
(Cost $257,906,167)^^			$281,569,283
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$138,932	$19,209,477	$35,281	$19,383,690
Austria	—	3,438,846	—	3,438,846
Belgium	—	3,877,498	—	3,877,498
Canada	31,108,511	168,624	—	31,277,135
Denmark	—	6,816,090	—	6,816,090
Finland	—	5,065,766	—	5,065,766
France	—	13,659,344	—	13,659,344
Germany	—	16,974,914	—	16,974,914
Hong Kong	—	4,979,563	—	4,979,563
Ireland	955,411	—	—	955,411
Israel	202,470	2,242,527	—	2,444,997
Italy	—	11,410,987	—	11,410,987
Japan	—	64,893,613	—	64,893,613
Netherlands	—	6,335,737	—	6,335,737
New Zealand	—	1,119,950	—	1,119,950
Norway	—	3,296,777	—	3,296,777
Portugal	—	784,845	—	784,845
Singapore	—	2,584,627	17,699	2,602,326
Spain	—	6,336,596	—	6,336,596
Sweden	—	6,297,951	—	6,297,951
Switzerland	—	22,922,799	—	22,922,799
United Kingdom	—	38,353,795	—	38,353,795

International Small Cap Growth Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$1,107,738	—	$1,107,738
Rights/Warrants
Australia	—	211	—	211
Japan	—	4,133	—	4,133
Securities Lending Collateral	—	7,228,571	—	7,228,571
TOTAL	$32,405,324	$249,110,979	$52,980˂˃	$281,569,283

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Social Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (12.9%)
Federal Home Loan Bank
	2.750%, 12/13/24		1,700	$1,643,600
	3.125%, 09/12/25		1,000	963,465
	5.750%, 06/12/26		200	205,812
	3.000%, 09/11/26		1,200	1,140,118
	3.000%, 03/10/28		2,500	2,355,354
	3.250%, 06/09/28		3,190	3,052,005
	3.250%, 11/16/28		7,100	6,789,643
	2.125%, 09/14/29		945	834,665
	2.125%, 12/14/29		1,000	873,177
	5.500%, 07/15/36		3,295	3,677,051
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		2,500	2,814,271
	6.750%, 03/15/31		3,815	4,439,479
	6.250%, 07/15/32		4,239	4,902,530
Federal National Mortgage Association
	2.125%, 04/24/26		3,000	2,810,125
	1.875%, 09/24/26		6,000	5,531,948
#	0.750%, 10/08/27		1,750	1,517,973
	6.250%, 05/15/29		4,330	4,767,729
	7.125%, 01/15/30		3,583	4,158,711
	7.250%, 05/15/30		3,316	3,895,972
#	0.875%, 08/05/30		10,650	8,526,576
	6.625%, 11/15/30		4,400	5,060,946
TOTAL AGENCY OBLIGATIONS				69,961,150
BONDS — (52.8%)
3M Co.
#	2.875%, 10/15/27		450	414,746
#	2.375%, 08/26/29		800	693,692
7-Eleven, Inc.
Ω	1.800%, 02/10/31		220	173,724
Ω	2.500%, 02/10/41		1,050	693,571
ABN AMRO Bank NV
	2.375%, 06/01/27	EUR	400	415,491
Advance Auto Parts, Inc.
	3.500%, 03/15/32		270	219,906
Aetna, Inc.
	3.500%, 11/15/24		50	48,785
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		150	142,861
	3.300%, 06/15/30		800	678,000
African Development Bank
	4.000%, 01/10/25	AUD	1,000	665,511
Ahold Finance USA LLC
	6.875%, 05/01/29		40	42,414
Airbus SE
Ω	3.150%, 04/10/27		200	188,044
			Face Amount^	Value†
			(000)

Aker BP ASA
Ω	3.750%, 01/15/30		1,400	$1,246,660
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	420	435,648
Ω	3.550%, 07/26/27		400	373,780
Ω	3.439%, 05/13/41		1,150	821,279
Amazon.com, Inc.
	1.500%, 06/03/30		4,000	3,274,120
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30		125	103,354
American Express Co.
	3.300%, 05/03/27		700	655,757
American Honda Finance Corp.
	2.900%, 02/16/24		3,000	2,956,281
	2.300%, 09/09/26		550	506,534
American International Group, Inc.
	3.900%, 04/01/26		100	96,974
American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	500	521,815
American Tower Corp.
	0.450%, 01/15/27	EUR	200	192,360
	2.300%, 09/15/31		500	397,455
	4.050%, 03/15/32		625	564,731
Ameriprise Financial, Inc.
	4.000%, 10/15/23		30	29,863
	3.700%, 10/15/24		400	390,827
	2.875%, 09/15/26		500	467,312
	4.500%, 05/13/32		200	191,339
Analog Devices, Inc.
Ω	3.450%, 06/15/27		150	142,311
ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27		500	466,216
Aon Corp.
	3.750%, 05/02/29		1,000	933,422
Aon Global Ltd.
	3.500%, 06/14/24		275	269,618
APA Infrastructure Ltd.
Ω	5.000%, 03/23/35		1,000	928,183
Arrow Electronics, Inc.
	3.875%, 01/12/28		400	372,096
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		1,000	789,446
AT&T, Inc.
	2.750%, 06/01/31		1,025	851,016
	2.550%, 12/01/33		228	176,181

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Australia & New Zealand Banking Group Ltd.
	1.550%, 08/29/24	AUD	500	$324,399
	3.700%, 11/16/25		250	241,636
	Autodesk, Inc.
	3.500%, 06/15/27		845	798,011
	AvalonBay Communities, Inc.
	2.050%, 01/15/32		500	402,636
	Avnet, Inc.
	4.625%, 04/15/26		250	241,772
	3.000%, 05/15/31		1,500	1,202,072
	5.500%, 06/01/32		120	114,564
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		728	685,299
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		600	559,789
	Banco Santander SA
	3.750%, 01/16/26	EUR	900	980,706
	0.500%, 02/04/27	EUR	600	583,201
	3.800%, 02/23/28		200	183,996
	Bank of America Corp.
	4.000%, 04/01/24		136	134,455
	5.875%, 02/07/42		1,925	2,051,519
	Bank of Montreal
	3.300%, 02/05/24		1,500	1,480,886
	1.850%, 05/01/25		2,000	1,876,588
	2.750%, 06/15/27	EUR	300	316,990
	Bank of New York Mellon Corp.
	1.600%, 04/24/25		650	610,113
	2.800%, 05/04/26		500	471,165
	Bank of Nova Scotia
	2.150%, 08/01/31		3,000	2,392,227
	2.450%, 02/02/32		275	224,781
	Banque Federative du Credit Mutuel SA
	2.250%, 12/18/23	GBP	400	506,153
	1.250%, 12/05/25	GBP	100	114,702
	5.000%, 01/19/26	GBP	100	124,867
	0.750%, 06/08/26	EUR	200	200,745
	1.000%, 07/16/26	GBP	700	778,870
	1.250%, 05/26/27	EUR	300	298,226
	Barclays PLC
	4.375%, 01/12/26		500	483,298
	Barrick North America Finance LLC
	5.700%, 05/30/41		500	505,035
	Belfius Bank SA
Δ	0.000%, 08/28/26	EUR	100	97,932
	Best Buy Co., Inc.
	4.450%, 10/01/28		200	194,343
	1.950%, 10/01/30		800	646,913
	BlackRock, Inc.
	3.250%, 04/30/29		1,600	1,493,629
			Face Amount^	Value†
			(000)

	2.400%, 04/30/30		800	$689,434
	1.900%, 01/28/31		600	492,073
BMW International Investment BV
	0.750%, 03/08/24	GBP	100	124,770
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	300	300,022
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,050	895,449
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,100	1,187,685
	4.625%, 04/13/30		800	784,251
BPCE SA
	4.000%, 04/15/24		500	493,669
	1.000%, 07/15/24	EUR	800	855,568
	0.010%, 01/14/27	EUR	300	288,246
	0.500%, 02/24/27	EUR	700	678,702
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		1,500	1,456,212
British Telecommunications PLC
	5.125%, 12/04/28		500	492,346
Ω	3.250%, 11/08/29		1,000	878,020
Broadcom, Inc.
	4.150%, 11/15/30		322	296,033
	4.300%, 11/15/32		500	456,126
Ω	3.419%, 04/15/33		767	641,511
Ω	3.469%, 04/15/34		345	282,972
Ω	3.137%, 11/15/35		483	370,546
Ω	3.187%, 11/15/36		41	31,002
Ω	4.926%, 05/15/37		436	396,164
Ω	3.500%, 02/15/41		1,400	1,042,241
Brown & Brown, Inc.
	4.200%, 09/15/24		240	235,441
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27		965	911,081
Campbell Soup Co.
	4.150%, 03/15/28		86	82,736
Canadian Pacific Railway Co.
	2.900%, 02/01/25		50	48,101
Capital One Financial Corp.
	3.750%, 04/24/24		50	49,155
	3.750%, 03/09/27		500	467,743
	3.800%, 01/31/28		300	277,997
Carrier Global Corp.
	3.377%, 04/05/40		1,000	770,037
Cassa Depositi e Prestiti SpA
	1.500%, 06/21/24	EUR	200	214,972
Charles Schwab Corp.
	3.625%, 04/01/25		30	29,067
	3.200%, 03/02/27		300	279,473
	2.900%, 03/03/32		400	335,192
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	1,331,152

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Chubb INA Holdings, Inc.
	3.350%, 05/15/24		50	$49,166
Cigna Group
	3.500%, 06/15/24		750	736,543
	3.250%, 04/15/25		350	336,703
	3.400%, 03/01/27		56	52,875
	2.400%, 03/15/30		367	311,125
	2.375%, 03/15/31		400	332,632
	4.800%, 08/15/38		2,000	1,874,522
	3.200%, 03/15/40		300	229,108
Cincinnati Financial Corp.
	6.920%, 05/15/28		600	642,462
Citigroup, Inc.
	3.875%, 10/25/23		380	378,404
	1.750%, 01/28/25	EUR	500	532,335
	2.125%, 09/10/26	EUR	100	104,418
	8.125%, 07/15/39		1,167	1,480,861
	5.875%, 01/30/42		400	418,491
Clorox Co.
	3.900%, 05/15/28		350	334,682
CNA Financial Corp.
	3.950%, 05/15/24		300	295,448
	4.500%, 03/01/26		280	272,437
CNO Financial Group, Inc.
	5.250%, 05/30/29		700	672,212
Coca-Cola Co.
	2.900%, 05/25/27		300	283,037
Comcast Corp.
	4.250%, 01/15/33		367	348,145
	7.050%, 03/15/33		400	459,589
	3.750%, 04/01/40		1,773	1,482,973
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27		100	93,307
Conagra Brands, Inc.
	4.850%, 11/01/28		1,000	976,560
	5.300%, 11/01/38		300	283,369
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		300	290,562
	5.300%, 03/01/35		350	344,928
	4.200%, 03/15/42		600	507,444
Constellation Energy Generation LLC
	3.250%, 06/01/25		200	191,487
	5.750%, 10/01/41		500	485,360
Cox Communications, Inc.
Ω	4.800%, 02/01/35		300	268,576
Ω	8.375%, 03/01/39		1,500	1,806,020
Credit Agricole SA
	0.500%, 06/24/24	EUR	1,000	1,066,581
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		200	188,933
Crown Castle, Inc.
	2.900%, 04/01/41		550	378,143
CVS Health Corp.
	2.700%, 08/21/40		400	277,541
			Face Amount^	Value†
			(000)

	Danske Bank AS
	0.625%, 05/26/25	EUR	300	$310,468
	Deere & Co.
#	3.900%, 06/09/42		1,000	898,862
	Denmark Government Bond
	1.500%, 11/15/23	DKK	12,000	1,758,678
	Deutsche Bank AG
	2.625%, 02/12/26	EUR	500	526,412
	1.625%, 01/20/27	EUR	100	99,357
	Development Bank of Japan, Inc.
	0.010%, 10/15/24	EUR	900	943,611
	Devon Energy Corp.
	5.600%, 07/15/41		200	190,168
	Dexia Credit Local SA
	1.625%, 12/08/23	GBP	1,000	1,264,702
Δ	0.000%, 05/29/24	EUR	1,000	1,065,319
	0.500%, 01/17/25	EUR	2,400	2,518,308
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		300	243,773
	Discover Bank
	4.650%, 09/13/28		1,400	1,296,912
	Discovery Communications LLC
	3.900%, 11/15/24		150	145,972
	Dollar General Corp.
	4.150%, 11/01/25		500	485,839
	Dollar Tree, Inc.
	4.200%, 05/15/28		400	383,285
	Dow Chemical Co.
#	6.300%, 03/15/33		1,200	1,281,079
	5.250%, 11/15/41		1,250	1,192,485
	Eaton Corp.
	4.000%, 11/02/32		567	530,053
	Eaton Vance Corp.
	3.500%, 04/06/27		1,500	1,402,650
	Ecolab, Inc.
	1.000%, 01/15/24	EUR	150	162,548
	Electricite de France SA
	3.875%, 01/12/27	EUR	200	219,790
	Elevance Health, Inc.
	3.500%, 08/15/24		150	146,676
	4.101%, 03/01/28		300	288,500
	2.250%, 05/15/30		100	83,790
	Enbridge Energy Partners LP
	5.500%, 09/15/40		650	616,986
	Enbridge, Inc.
	3.500%, 06/10/24		300	293,912
	3.700%, 07/15/27		500	473,248
	Enel Finance International NV
Ω	3.500%, 04/06/28		200	183,498
Ω	6.000%, 10/07/39		1,750	1,723,761
	Enterprise Products Operating LLC
	3.900%, 02/15/24		100	98,978

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	6.125%, 10/15/39		200	$210,830
	Equinix, Inc.
	2.150%, 07/15/30		300	243,023
	2.500%, 05/15/31		500	407,766
	Equinor ASA
	2.650%, 01/15/24		100	98,891
	1.250%, 02/17/27	EUR	1,600	1,619,098
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		200	195,445
	European Bank for Reconstruction & Development
Δ	0.000%, 10/17/24	EUR	1,500	1,578,333
	European Investment Bank
	4.750%, 08/07/24	AUD	1,000	673,188
	Exelon Corp.
	3.400%, 04/15/26		200	190,720
	Expedia Group, Inc.
	3.250%, 02/15/30		2,000	1,759,324
	Experian Finance PLC
	1.375%, 06/25/26	EUR	100	102,527
	Extra Space Storage LP
	2.350%, 03/15/32		900	708,775
	FedEx Corp.
	4.900%, 01/15/34		672	658,789
	3.250%, 05/15/41		250	187,180
	Fidelity National Financial, Inc.
#	3.400%, 06/15/30		700	614,556
	First American Financial Corp.
	2.400%, 08/15/31		350	266,293
	Flex Ltd.
	4.875%, 06/15/29		700	670,620
	Flowserve Corp.
	2.800%, 01/15/32		900	719,821
	FMR LLC
Ω	4.950%, 02/01/33		250	234,988
	FMS Wertmanagement
	0.625%, 12/15/23	GBP	1,000	1,259,471
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		2,000	1,769,374
	Franklin Resources, Inc.
	1.600%, 10/30/30		3,300	2,601,397
	GATX Corp.
	3.250%, 09/15/26		400	369,643
	3.500%, 06/01/32		850	721,789
	General Motors Financial Co. Inc.
	1.694%, 03/26/25	EUR	400	423,466
	5.250%, 03/01/26		130	128,639
	Georgia-Pacific LLC
	7.750%, 11/15/29		40	45,317
	Global Payments, Inc.
	4.800%, 04/01/26		530	520,509
	4.450%, 06/01/28		1,107	1,048,696
			Face Amount^	Value†
			(000)

	Goldman Sachs Group, Inc.
	4.000%, 03/03/24		1,800	$1,781,268
	3.750%, 02/25/26		1,150	1,104,200
	7.250%, 04/10/28	GBP	150	201,649
	Halliburton Co.
	6.700%, 09/15/38		795	873,661
	7.450%, 09/15/39		800	930,323
	Harley-Davidson, Inc.
#	3.500%, 07/28/25		585	564,763
	Hasbro, Inc.
	3.500%, 09/15/27		100	93,563
	6.350%, 03/15/40		1,900	1,936,527
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		500	411,834
	HP, Inc.
#	6.000%, 09/15/41		750	761,992
	HSBC Holdings PLC
	4.300%, 03/08/26		200	194,050
#	6.100%, 01/14/42		1,500	1,607,491
	Illinois Tool Works, Inc.
	3.500%, 03/01/24		100	98,712
	4.875%, 09/15/41		1,000	984,549
	ING Groep NV
	3.550%, 04/09/24		500	492,153
	4.050%, 04/09/29		700	654,702
	Intel Corp.
	4.600%, 03/25/40		300	279,644
	2.800%, 08/12/41		2,300	1,622,764
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		4,750	3,369,555
	International Business Machines Corp.
	1.950%, 05/15/30		2,600	2,151,157
	4.000%, 06/20/42		400	338,292
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		650	457,099
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		124	122,548
	Intesa Sanpaolo SpA
	2.125%, 05/26/25	EUR	100	105,938
	4.750%, 09/06/27	EUR	700	782,286
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	772,091
	2.700%, 01/15/34		1,000	757,338
	ITC Holdings Corp.
	3.650%, 06/15/24		200	196,402
	Jabil, Inc.
	3.600%, 01/15/30		750	675,053
	Jackson Financial, Inc.
	3.125%, 11/23/31		235	185,273

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25		350	$343,251
Jefferies Financial Group, Inc.
	2.625%, 10/15/31		350	273,733
	2.750%, 10/15/32		2,120	1,634,998
JPMorgan Chase & Co.
	3.900%, 07/15/25		1,000	975,184
	5.500%, 10/15/40		800	829,516
Kellogg Co.
	3.250%, 04/01/26		200	190,964
Kemper Corp.
	3.800%, 02/23/32		800	657,298
Kimco Realty OP LLC
	2.700%, 10/01/30		2,200	1,822,411
Kinder Morgan Energy Partners LP
	6.500%, 09/01/39		100	102,111
	5.000%, 08/15/42		1,000	850,958
Kraft Heinz Foods Co.
	6.875%, 01/26/39		500	561,268
	4.625%, 10/01/39		1,700	1,533,197
Kroger Co.
	7.500%, 04/01/31		424	480,741
Laboratory Corp. of America Holdings
	3.600%, 09/01/27		750	712,969
Landwirtschaftliche Rentenbank
	0.400%, 09/23/24	AUD	1,000	641,071
Lear Corp.
	3.800%, 09/15/27		111	104,276
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		900	861,918
Legg Mason, Inc.
	4.750%, 03/15/26		28	27,646
Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		1,000	976,525
Lincoln National Corp.
	3.350%, 03/09/25		75	71,783
#	3.400%, 01/15/31		373	312,469
	3.400%, 03/01/32		268	217,629
	7.000%, 06/15/40		1,144	1,188,655
Lloyds Banking Group PLC
	4.450%, 05/08/25		700	682,126
	3.750%, 01/11/27		450	425,168
	4.375%, 03/22/28		1,000	950,693
London Stock Exchange Group PLC
	0.875%, 09/19/24	EUR	480	509,717
Lowe's Cos., Inc.
	3.875%, 09/15/23		50	49,887
	3.375%, 09/15/25		125	120,095
LSEGA Financing PLC
Ω	2.500%, 04/06/31		750	621,801
Ω	3.200%, 04/06/41		2,113	1,576,502
			Face Amount^	Value†
			(000)

	LyondellBasell Industries NV
	5.750%, 04/15/24		100	$99,811
	Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		250	241,768
	Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	500	485,171
	Marathon Petroleum Corp.
	6.500%, 03/01/41		1,750	1,812,120
	Marriott International, Inc.
	2.750%, 10/15/33		2,000	1,587,960
	Mars, Inc.
Ω	1.625%, 07/16/32		1,400	1,074,923
	Marsh & McLennan Cos., Inc.
	3.500%, 03/10/25		250	242,889
	2.375%, 12/15/31		574	469,139
	4.750%, 03/15/39		500	470,959
	Medtronic, Inc.
	4.375%, 03/15/35		300	290,719
	MetLife, Inc.
	3.600%, 04/10/24		50	49,180
	3.000%, 03/01/25		250	241,403
	5.700%, 06/15/35		2,450	2,542,296
	Micron Technology, Inc.
#	4.663%, 02/15/30		600	568,471
	3.366%, 11/01/41		2,950	2,083,556
	Microsoft Corp.
	3.300%, 02/06/27		827	793,368
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,000	1,056,281
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		500	451,679
	Morgan Stanley
	3.875%, 04/29/24		350	345,391
	3.875%, 01/27/26		400	385,905
	3.625%, 01/20/27		300	284,597
	Mosaic Co.
	4.250%, 11/15/23		194	192,909
	Motability Operations Group PLC
	0.875%, 03/14/25	EUR	200	209,475
	Motorola Solutions, Inc.
	4.600%, 05/23/29		900	874,696
	MPLX LP
	4.125%, 03/01/27		397	381,512
	4.500%, 04/15/38		300	258,577
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27		250	237,569
	National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		121	141,685
	Nationwide Building Society
Ω	3.900%, 07/21/25		600	578,109

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	0.250%, 07/22/25	EUR	440	$449,715
	2.000%, 04/28/27	EUR	200	204,180
	NatWest Group PLC
	4.800%, 04/05/26		200	194,721
	Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	3,000	3,659,047
	NetApp, Inc.
	3.300%, 09/29/24		200	193,899
	2.700%, 06/22/30		500	421,592
	NIKE, Inc.
	2.850%, 03/27/30		7,650	6,870,022
	Nomura Holdings, Inc.
	2.679%, 07/16/30		400	325,663
	Nordea Bank Abp
	1.125%, 02/16/27	EUR	100	100,359
	Northern Trust Corp.
	1.950%, 05/01/30		100	82,973
	NRW Bank
	1.600%, 07/31/24	AUD	500	325,402
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	100	103,441
	Nucor Corp.
	3.950%, 05/01/28		300	285,355
	3.125%, 04/01/32		1,480	1,282,146
	6.400%, 12/01/37		1,750	1,927,752
	Nuveen Finance LLC
Ω	4.125%, 11/01/24		50	48,714
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		300	293,445
	Ontario, Province of Canada
	0.875%, 01/21/25	EUR	2,100	2,214,293
	OP Corporate Bank PLC
	0.250%, 03/24/26	EUR	200	199,551
	1.375%, 09/04/26	GBP	350	386,453
	Oracle Corp.
	2.950%, 05/15/25		850	814,214
	3.250%, 11/15/27		1,550	1,444,781
	3.650%, 03/25/41		1,000	771,118
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		721	666,743
	PepsiCo, Inc.
	2.625%, 04/28/26	EUR	200	214,498
	PNC Bank NA
	3.250%, 06/01/25		250	239,681
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	375	396,731
	Primerica, Inc.
	2.800%, 11/19/31		1,700	1,410,045
	Principal Financial Group, Inc.
	3.100%, 11/15/26		100	92,772
	Progressive Corp.
#	3.000%, 03/15/32		1,700	1,481,688
		Face Amount^	Value†
		(000)

Prologis Euro Finance LLC
0.250%, 09/10/27	EUR	200	$188,381
Prologis LP
3.000%, 06/02/26	EUR	400	426,398
Province of Alberta Canada
0.500%, 04/16/25	EUR	700	730,429
Province of Quebec Canada
7.500%, 09/15/29		500	579,041
Prudential Funding Asia PLC
3.625%, 03/24/32		2,400	2,136,916
PulteGroup, Inc.
6.000%, 02/15/35		1,500	1,531,592
Quanta Services, Inc.
2.900%, 10/01/30		1,147	974,287
Quebec, Province of Canada
4.200%, 03/10/25	AUD	2,000	1,332,112
Quest Diagnostics, Inc.
3.500%, 03/30/25		200	193,478
Realty Income Corp.
2.850%, 12/15/32		366	298,643
1.800%, 03/15/33		2,000	1,467,499
Reinsurance Group of America, Inc.
3.950%, 09/15/26		400	377,883
3.150%, 06/15/30		1,300	1,115,750
RELX Capital, Inc.
4.750%, 05/20/32		200	195,210
Rockwell Automation, Inc.
2.875%, 03/01/25		300	289,217
Rogers Communications, Inc.
7.500%, 08/15/38		300	329,924
Ross Stores, Inc.
1.875%, 04/15/31		1,000	792,462
Royal Bank of Canada
0.250%, 05/02/24	EUR	100	106,929
5.000%, 01/24/28	GBP	400	494,303
Royalty Pharma PLC
2.200%, 09/02/30		1,800	1,449,110
3.300%, 09/02/40		1,425	1,007,402
Ryder System, Inc.
3.350%, 09/01/25		1,000	955,079
Santander Holdings USA, Inc.
4.500%, 07/17/25		250	242,777
4.400%, 07/13/27		200	190,072
Santander UK PLC
4.000%, 03/13/24		50	49,335
Schlumberger Investment SA
2.650%, 06/26/30		439	383,947
Shell International Finance BV
4.125%, 05/11/35		250	232,224

DFA Social Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

	Sherwin-Williams Co.
	3.450%, 08/01/25		100	$96,248
	2.950%, 08/15/29		1,000	890,184
	Simon Property Group LP
	2.200%, 02/01/31		1,000	804,501
	2.250%, 01/15/32		2,366	1,854,399
	Skandinaviska Enskilda Banken AB
	0.050%, 07/01/24	EUR	1,900	2,015,604
	1.750%, 11/11/26	EUR	200	205,435
	Societe Generale SA
Ω	3.000%, 01/22/30		1,900	1,594,497
	Solvay Finance America LLC
Ω	4.450%, 12/03/25		200	193,313
	Southwest Gas Corp.
	3.700%, 04/01/28		100	92,490
	2.200%, 06/15/30		500	407,693
	Spectra Energy Partners LP
	4.750%, 03/15/24		400	397,088
	Standard Chartered PLC
#Ω	4.050%, 04/12/26		200	192,390
	State Street Corp.
	3.550%, 08/18/25		200	194,516
	Steel Dynamics, Inc.
	3.250%, 01/15/31		125	108,661
	Stryker Corp.
	3.375%, 05/15/24		200	196,190
	3.375%, 11/01/25		100	96,035
	Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	514	545,593
	3.784%, 03/09/26		600	574,331
	1.546%, 06/15/26	EUR	100	103,036
	3.040%, 07/16/29		800	701,447
	2.130%, 07/08/30		1,800	1,461,733
	2.222%, 09/17/31		250	198,605
	Svenska Handelsbanken AB
	0.050%, 09/03/26	EUR	300	292,541
	Swedbank AB
	0.750%, 05/05/25	EUR	1,100	1,138,465
	Tapestry, Inc.
	3.050%, 03/15/32		500	399,272
	Target Corp.
#	4.000%, 07/01/42		600	535,479
	TCI Communications, Inc.
	7.875%, 02/15/26		140	148,831
	Telefonica Emisiones SA
	7.045%, 06/20/36		700	764,683
	4.665%, 03/06/38		500	424,754
	Telefonica Europe BV
	8.250%, 09/15/30		975	1,124,677
	TenneT Holding BV
	1.000%, 06/13/26	EUR	300	308,589
	Toronto-Dominion Bank
	0.500%, 01/18/27	EUR	770	749,583
			Face Amount^	Value†
			(000)

	2.551%, 08/03/27	EUR	2,000	$2,075,646
	4.456%, 06/08/32		750	706,112
	TransCanada PipeLines Ltd.
	4.875%, 01/15/26		73	72,149
	4.250%, 05/15/28		300	288,427
	4.625%, 03/01/34		800	731,539
	7.250%, 08/15/38		800	903,067
	Traton Finance Luxembourg SA
	4.125%, 01/18/25	EUR	100	109,289
	0.125%, 03/24/25	EUR	200	205,037
	Travelers Cos., Inc.
	5.350%, 11/01/40		800	809,305
	Travelers Property Casualty Corp.
	6.375%, 03/15/33		675	742,926
	TWDC Enterprises 18 Corp.
	4.375%, 08/16/41		2,000	1,785,388
	U.S. Bancorp
#	3.700%, 01/30/24		75	74,164
	0.850%, 06/07/24	EUR	200	212,155
	U.S. Bank NA
	2.800%, 01/27/25		750	719,356
	UDR, Inc.
	2.100%, 06/15/33		1,000	741,073
	UniCredit SpA
	0.500%, 04/09/25	EUR	200	207,107
	Union Pacific Corp.
	3.750%, 03/15/24		200	197,551
	2.891%, 04/06/36		650	517,687
	3.200%, 05/20/41		2,500	1,960,389
	United Parcel Service, Inc.
	4.875%, 11/15/40		2,000	1,957,928
	Valero Energy Corp.
	6.625%, 06/15/37		450	484,094
	VeriSign, Inc.
#	2.700%, 06/15/31		1,000	831,012
	Verizon Communications, Inc.
	4.329%, 09/21/28		623	598,358
	4.016%, 12/03/29		151	140,676
	2.355%, 03/15/32		238	190,048
	Visa, Inc.
	2.050%, 04/15/30		1,100	936,698
	4.150%, 12/14/35		2,552	2,424,994
	VMware, Inc.
	3.900%, 08/21/27		160	151,771
	Vodafone Group PLC
	7.875%, 02/15/30		200	227,641
	6.250%, 11/30/32		533	567,522
	Volkswagen Financial Services NV
	2.125%, 06/27/24	GBP	200	247,809
	Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	2,800	2,963,492

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

1.375%, 01/20/25	EUR	120	$127,025
Volvo Treasury AB
2.625%, 02/20/26	EUR	100	106,617
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		158	149,117
Walmart, Inc.
6.200%, 04/15/38		100	114,196
Walt Disney Co.
3.700%, 09/15/24		200	196,089
6.200%, 12/15/34		300	327,911
4.625%, 03/23/40		500	474,215
Wells Fargo & Co.
0.500%, 04/26/24	EUR	1,560	1,670,210
2.125%, 06/04/24	EUR	500	540,624
3.000%, 02/19/25		450	433,008
1.375%, 10/26/26	EUR	500	504,300
Welltower OP LLC
4.125%, 03/15/29		450	419,773
2.750%, 01/15/31		2,000	1,663,565
Westlake Corp.
3.375%, 06/15/30		100	86,905
Westpac Banking Corp.
3.350%, 03/08/27		87	82,238
Westpac Securities NZ Ltd.
0.427%, 12/14/26	EUR	1,250	1,218,005
WestRock MWV LLC
8.200%, 01/15/30		222	253,870
Whirlpool Corp.
3.700%, 05/01/25		200	193,657
# 4.750%, 02/26/29		600	584,689
WP Carey, Inc.
2.450%, 02/01/32		1,000	786,709
WRKCo, Inc.
3.000%, 06/15/33		1,700	1,381,659
TOTAL BONDS			285,005,701
U.S. TREASURY OBLIGATIONS — (29.1%)
U.S. Treasury Bonds
6.750%, 08/15/26		1,000	1,062,617
6.625%, 02/15/27		3,000	3,216,914
1.125%, 05/15/40		7,600	4,822,438
1.125%, 08/15/40		6,800	4,275,500
1.375%, 11/15/40		7,500	4,908,105
1.875%, 02/15/41		5,800	4,125,930
1.750%, 08/15/41		7,300	5,032,152
2.000%, 11/15/41		6,900	4,951,289
2.375%, 02/15/42		7,000	5,339,687
2.750%, 08/15/42		1,200	969,141
2.750%, 11/15/42		6,500	5,237,578
2.875%, 05/15/43		1,700	1,391,211
U.S. Treasury Notes
0.125%, 08/15/23		6,000	5,987,647
0.125%, 08/31/23		3,700	3,684,140
0.125%, 10/15/23		800	791,500
0.375%, 10/31/23		5,800	5,729,312
0.250%, 11/15/23		2,000	1,970,859
0.500%, 11/30/23		5,400	5,313,516
	Face Amount^	Value†
	(000)

2.125%, 11/30/23	3,500	$3,462,129
2.875%, 11/30/23	2,000	1,983,672
0.125%, 12/15/23	6,200	6,082,297
0.750%, 12/31/23	2,000	1,962,031
0.125%, 01/15/24	500	488,457
0.875%, 01/31/24	2,000	1,955,938
0.125%, 02/15/24	3,300	3,208,219
1.500%, 02/29/24	3,000	2,933,672
2.125%, 02/29/24	1,000	981,406
0.250%, 03/15/24	2,700	2,615,941
2.250%, 03/31/24	2,000	1,959,297
0.375%, 04/15/24	3,300	3,186,176
2.250%, 04/30/24	2,000	1,953,984
0.250%, 05/15/24	2,300	2,208,719
2.500%, 05/15/24	3,500	3,421,523
2.500%, 05/31/24	2,300	2,245,285
0.250%, 06/15/24	4,200	4,018,383
1.625%, 11/30/26	1,200	1,096,688
1.500%, 01/31/27	2,000	1,813,828
2.250%, 02/15/27	2,500	2,326,563
2.375%, 05/15/27	3,775	3,515,616
0.500%, 06/30/27	2,500	2,159,375
2.250%, 08/15/27	1,700	1,571,238
0.500%, 10/31/27	1,500	1,281,797
2.250%, 11/15/27	1,000	921,094
2.750%, 02/15/28	1,700	1,596,141
1.125%, 02/29/28	4,500	3,922,559
1.250%, 03/31/28	2,150	1,881,754
1.250%, 04/30/28	5,800	5,066,164
2.875%, 05/15/28	4,250	4,005,127
2.875%, 08/15/28	4,250	3,998,652
3.125%, 11/15/28	5,000	4,753,125
2.625%, 02/15/29	4,000	3,696,562
TOTAL U.S. TREASURY OBLIGATIONS		157,082,948

COMMERCIAL PAPER — (1.4%)
American Honda Finance Corp.
	5.596%, 08/03/23	500	499,773
Australia & New Zealand Banking Group Ltd.
Ω	5.590%, 02/22/24	3,000	2,906,339
Export Development Canada
	5.350%, 10/20/23	2,250	2,222,840
Skandinaviska Enskilda Banken AB
Ω	5.336%, 08/14/23	1,250	1,247,438

DFA Social Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Walt Disney Co.
Ω	5.354%, 09/06/23	800	$795,599
TOTAL COMMERCIAL PAPER (Cost $7,671,096)			7,671,989
TOTAL INVESTMENT SECURITIES (Cost $563,584,051)			519,721,788

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.8%)
@§	The DFA Short Term Investment Fund	1,756,631	$20,318,945
TOTAL INVESTMENTS — (100.0%)
(Cost $583,900,978)^^			$540,040,733
As of July 31, 2023, DFA Social Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,814,916	DKK	12,058,551	Morgan Stanley and Co. International	08/21/23	$33,697
USD	43,353,000	EUR	39,336,728	HSBC Bank	08/23/23	58,828
USD	2,697,460	AUD	3,983,507	Citibank, N.A.	08/25/23	19,626
USD	1,322,718	AUD	1,966,849	HSBC Bank	08/25/23	542
USD	9,359,125	GBP	7,220,252	State Street Bank and Trust	08/30/23	91,768
Total Appreciation						$204,461
EUR	425,575	USD	474,340	Citibank, N.A.	08/23/23	$(5,951)
Total (Depreciation)						$(5,951)
Total Appreciation (Depreciation)						$198,510
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$69,961,150	—	$69,961,150
Bonds	—	285,005,701	—	285,005,701
U.S. Treasury Obligations	—	157,082,948	—	157,082,948
Commercial Paper	—	7,671,989	—	7,671,989
Securities Lending Collateral	—	20,318,945	—	20,318,945
Forward Currency Contracts**	—	198,510	—	198,510
TOTAL	—	$540,239,243	—	$540,239,243
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Diversified Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (19.9%)
Treasury Inflation Protected Security
0.625%, 01/15/24	104,591	$102,997,254
0.500%, 04/15/24	99,716	97,401,647
0.125%, 07/15/24	100,568	97,667,371
0.125%, 10/15/24	91,504	88,295,628
0.250%, 01/15/25	3,852	3,695,019
TOTAL U.S. TREASURY OBLIGATIONS		390,056,919

	Shares
AFFILIATED INVESTMENT COMPANIES — (79.8%)
DFA Intermediate Government Fixed Income Portfolio DFA Investment Dimensions Group Inc.	89,778,388	977,686,647
DFA Two-Year Global Fixed Income Portfolio DFA Investment Dimensions Group, Inc.	60,338,170	588,297,157
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES Cost ($1,722,817,729)		1,565,983,804
TOTAL INVESTMENT SECURITIES (Cost $2,119,976,343)		1,956,040,723

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.190%	5,851,953	5,851,953
TOTAL INVESTMENTS — (100.0%)
(Cost $2,125,828,296)		$1,961,892,676
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$390,056,919	—	$390,056,919
Affiliated Investment Companies	$1,565,983,804	—	—	1,565,983,804
Temporary Cash Investments	5,851,953	—	—	5,851,953
TOTAL	$1,571,835,757	$390,056,919	—	$1,961,892,676

U.S. High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (95.6%)
COMMUNICATION SERVICES — (1.8%)
*	Charter Communications, Inc., Class A	62,523	$25,333,694
*	Match Group, Inc.	4,952	230,318
	Omnicom Group, Inc.	166,633	14,100,484
#	Sirius XM Holdings, Inc.	45,907	234,126
	Verizon Communications, Inc.	1,467,245	50,003,710
TOTAL COMMUNICATION SERVICES			89,902,332
CONSUMER DISCRETIONARY — (10.1%)
	Best Buy Co., Inc.	272,637	22,642,503
*	Booking Holdings, Inc.	8,368	24,859,654
*	Burlington Stores, Inc.	2,810	499,112
*	Chipotle Mexican Grill, Inc.	500	981,140
	Darden Restaurants, Inc.	78,569	13,271,876
	eBay, Inc.	125,729	5,596,198
*	Etsy, Inc.	89,750	9,123,088
	Genuine Parts Co.	10,850	1,689,562
	Hilton Worldwide Holdings, Inc.	15,107	2,348,987
	Home Depot, Inc.	424,874	141,839,936
	Lowe's Cos., Inc.	97,898	22,934,564
*	Lululemon Athletica, Inc.	57,671	21,830,204
	Marriott International, Inc., Class A	106,307	21,453,816
	NIKE, Inc., Class B	353,147	38,983,897
*	NVR, Inc.	1,863	11,748,898
*	O'Reilly Automotive, Inc.	2,800	2,592,212
#	Pool Corp.	18,597	7,155,010
	Ross Stores, Inc.	348,574	39,960,523
	Service Corp. International	76,856	5,122,452
	Starbucks Corp.	78,368	7,959,838
	TJX Cos., Inc.	600,719	51,980,215
#	Tractor Supply Co.	101,092	22,643,597
»	Travel & Leisure Co.	7,845	319,527
*	Ulta Beauty, Inc.	43,665	19,422,192
#	Williams-Sonoma, Inc.	58,255	8,076,473
TOTAL CONSUMER DISCRETIONARY			505,035,474
CONSUMER STAPLES — (11.6%)
	Altria Group, Inc.	622,027	28,252,466
	Clorox Co.	51,813	7,848,633
	Coca-Cola Co.	1,429,132	88,506,145
	Colgate-Palmolive Co.	233,131	17,778,570
	Costco Wholesale Corp.	142,287	79,776,052
	Dollar General Corp.	104,446	17,636,752
	Estee Lauder Cos., Inc., Class A	86,812	15,626,160
	Hershey Co.	76,408	17,673,934
	Kellogg Co.	264,986	17,724,914
	Kimberly-Clark Corp.	77,197	9,966,133
	Kroger Co.	743,305	36,154,355
	Lamb Weston Holdings, Inc.	71,525	7,412,136
	PepsiCo, Inc.	664,457	124,559,109
	Procter & Gamble Co.	274,144	42,848,707
	Sysco Corp.	238,815	18,223,973
	Target Corp.	269,232	36,742,091

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Walmart, Inc.	100,362	$16,043,869
TOTAL CONSUMER STAPLES			582,773,999
ENERGY — (3.7%)
	Cheniere Energy, Inc.	51,702	8,368,486
	ConocoPhillips	531,468	62,564,413
	Coterra Energy, Inc.	70,378	1,938,210
	Devon Energy Corp.	159,740	8,625,960
	EOG Resources, Inc.	82,763	10,968,580
	Hess Corp.	172,808	26,220,158
	Marathon Petroleum Corp.	34,441	4,581,342
	Occidental Petroleum Corp.	557,073	35,168,018
	ONEOK, Inc.	131,770	8,833,861
	Pioneer Natural Resources Co.	26,703	6,026,066
	Targa Resources Corp.	4,479	367,233
	Valero Energy Corp.	72,223	9,310,267
TOTAL ENERGY			182,972,594
FINANCIALS — (9.6%)
	American Express Co.	344,632	58,201,452
	Ameriprise Financial, Inc.	106,466	37,098,078
	Aon PLC, Class A	87,131	27,751,223
#	Blackstone, Inc.	2,605	272,978
	Discover Financial Services	234,227	24,722,660
*	FleetCor Technologies, Inc.	15,575	3,876,773
	Jack Henry & Associates, Inc.	9,411	1,577,001
	Lazard Ltd., Class A	325	11,407
	LPL Financial Holdings, Inc.	65,582	15,041,888
	Marsh & McLennan Cos., Inc.	10,673	2,011,007
	Mastercard, Inc., Class A	342,337	134,976,632
	Moody's Corp.	54,880	19,358,920
	Travelers Cos., Inc.	11,660	2,012,633
#	Visa, Inc., Class A	658,189	156,471,271
TOTAL FINANCIALS			483,383,923
HEALTH CARE — (14.6%)
	AbbVie, Inc.	814,342	121,809,276
	AmerisourceBergen Corp.	97,860	18,290,034
	Amgen, Inc.	263,714	61,748,633
	Bristol-Myers Squibb Co.	879,983	54,726,143
	Cardinal Health, Inc.	289,292	26,461,539
*	DaVita, Inc.	104,319	10,639,495
	Eli Lilly & Co.	378,776	172,172,631
	Gilead Sciences, Inc.	694,162	52,853,495
	HCA Healthcare, Inc.	84,774	23,127,195
*	Hologic, Inc.	25,374	2,015,203
*	IDEXX Laboratories, Inc.	57,188	31,723,899
	Johnson & Johnson	224,804	37,661,414
	Merck & Co., Inc.	493,090	52,588,049
*	Mettler-Toledo International, Inc.	14,593	18,350,260
*	Moderna, Inc.	54,921	6,462,005
#*	Waters Corp.	17,940	4,955,207
	Zoetis, Inc.	201,953	37,985,340
TOTAL HEALTH CARE			733,569,818
INDUSTRIALS — (14.3%)
	3M Co.	170,215	18,978,972

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allegion PLC	36,527	$4,268,545
	Automatic Data Processing, Inc.	186,986	46,234,158
*	Boeing Co.	9,013	2,152,755
	Booz Allen Hamilton Holding Corp.	86,441	10,466,276
	Broadridge Financial Solutions, Inc.	81,226	13,639,470
*	Builders FirstSource, Inc.	2,072	299,259
	Carrier Global Corp.	109,853	6,541,746
	Caterpillar, Inc.	272,530	72,266,780
	CH Robinson Worldwide, Inc.	51,776	5,186,920
	Cintas Corp.	39,108	19,633,780
	CSX Corp.	403,706	13,451,484
	Deere & Co.	147,838	63,511,205
*	Delta Air Lines, Inc.	523,974	24,239,037
	Expeditors International of Washington, Inc.	20,865	2,656,115
	Fastenal Co.	1,537	90,084
	Ferguson PLC	36,508	5,900,423
	Honeywell International, Inc.	15,992	3,104,527
	Illinois Tool Works, Inc.	135,400	35,653,528
	JB Hunt Transport Services, Inc.	72,973	14,882,114
	Lennox International, Inc.	2,197	807,266
	Lockheed Martin Corp.	112,034	50,008,617
	Masco Corp.	12,069	732,347
	Old Dominion Freight Line, Inc.	20,644	8,659,952
	Otis Worldwide Corp.	20,717	1,884,418
	Paychex, Inc.	172,404	21,631,530
	Robert Half, Inc.	26,339	1,953,037
	Rockwell Automation, Inc.	21,352	7,180,464
	Rollins, Inc.	64,509	2,633,902
	Toro Co.	34,841	3,541,588
	Union Pacific Corp.	308,247	71,519,469
	United Parcel Service, Inc., Class B	393,803	73,692,355
	United Rentals, Inc.	80,731	37,514,081
	Verisk Analytics, Inc.	25,262	5,783,482
	Waste Management, Inc.	218,335	35,761,090
	WW Grainger, Inc.	44,501	32,863,543
TOTAL INDUSTRIALS			719,324,319
INFORMATION TECHNOLOGY — (27.3%)
	Accenture PLC, Class A	264,551	83,690,709
*	Adobe, Inc.	25,365	13,853,602
	Apple, Inc.	1,237,816	243,168,953
	Applied Materials, Inc.	493,558	74,818,457
#*	Aspen Technology, Inc.	3,309	590,657
*	Autodesk, Inc.	88,623	18,787,190
	Broadcom, Inc.	206,313	185,403,177
	CDW Corp.	99,547	18,622,257
	Dell Technologies, Inc., Class C	102,737	5,436,842
*	Dropbox, Inc., Class A	50,704	1,366,473
*	Enphase Energy, Inc.	100	15,183
*	Fair Isaac Corp.	6,230	5,220,553
*	Fortinet, Inc.	280,080	21,767,818
*	Gartner, Inc.	53,466	18,905,043
	Gen Digital, Inc.	289,435	5,629,511
*	GoDaddy, Inc., Class A	28,760	2,217,108
	International Business Machines Corp.	476,470	68,697,445
	Jabil, Inc.	871	96,394
	KLA Corp.	63,657	32,716,515
	Lam Research Corp.	72,492	52,084,777
	Microchip Technology, Inc.	123,089	11,562,981

U.S. High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Microsoft Corp.	710,113	$238,541,159
	NetApp, Inc.	99,721	7,779,235
	NXP Semiconductors NV	20,679	4,611,003
	Oracle Corp.	745,006	87,337,053
	QUALCOMM, Inc.	560,047	74,021,412
#	Seagate Technology Holdings PLC	176,363	11,199,050
	Teradyne, Inc.	39,853	4,500,998
	Texas Instruments, Inc.	439,280	79,070,400
*	VMware, Inc., Class A	7,968	1,255,996
TOTAL INFORMATION TECHNOLOGY			1,372,967,951
MATERIALS — (2.6%)
	Avery Dennison Corp.	55,076	10,134,535
	Ball Corp.	2,255	132,346
	Berry Global Group, Inc.	30,253	1,983,689
	CF Industries Holdings, Inc.	29,000	2,380,320
	Crown Holdings, Inc.	89,288	8,282,355
	LyondellBasell Industries NV, Class A	311,555	30,800,327
	Nucor Corp.	249,069	42,862,284
	Sealed Air Corp.	11,977	546,391
	Sherwin-Williams Co.	103,032	28,488,348
#	Southern Copper Corp.	6,256	547,025
	Steel Dynamics, Inc.	60,618	6,460,666
TOTAL MATERIALS			132,618,286
TOTAL COMMON STOCKS Cost ($3,291,483,089)			4,802,548,696

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	43,829,194	43,829,194
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	15,190,655	175,710,309
TOTAL INVESTMENTS — (100.0%)
(Cost $3,511,021,948)^^			$5,022,088,199
As of July 31, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	149	09/15/23	$32,725,715	$34,378,025	$1,652,310
Total Futures Contracts			$32,725,715	$34,378,025	$1,652,310
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$89,902,332	—	—	$89,902,332
Consumer Discretionary	505,035,474	—	—	505,035,474

U.S. High Relative Profitability Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Consumer Staples	$582,773,999	—	—	$582,773,999
Energy	182,972,594	—	—	182,972,594
Financials	483,383,923	—	—	483,383,923
Health Care	733,569,818	—	—	733,569,818
Industrials	719,324,319	—	—	719,324,319
Information Technology	1,372,967,951	—	—	1,372,967,951
Materials	132,618,286	—	—	132,618,286
Temporary Cash Investments	43,829,194	—	—	43,829,194
Securities Lending Collateral	—	$175,710,309	—	175,710,309
Futures Contracts**	1,652,310	—	—	1,652,310
TOTAL	$4,848,030,200	$175,710,309	—	$5,023,740,509
** Valued at the unrealized appreciation/(depreciation) on the investment.

International High Relative Profitability Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (94.6%)
AUSTRALIA — (6.9%)
	ALS Ltd.	175,861	$1,390,939
	Ampol Ltd.	65,274	1,445,599
	Aristocrat Leisure Ltd.	48,977	1,297,167
	Aurizon Holdings Ltd.	3,322	8,514
#	BHP Group Ltd., Sponsored ADR	439,796	27,553,219
	BHP Group Ltd., Class DI	414,494	12,907,117
	BlueScope Steel Ltd.	229,050	3,377,811
	Brambles Ltd.	684,584	6,476,691
	carsales.com Ltd.	33,439	558,959
	Cochlear Ltd.	2,547	409,742
	Coles Group Ltd.	339,105	4,146,778
	Computershare Ltd.	69,102	1,165,423
	Domino's Pizza Enterprises Ltd.	10,929	361,588
	Eagers Automotive Ltd.	16,972	168,809
	Endeavour Group Ltd.	347,453	1,420,158
	Fortescue Metals Group Ltd.	430,147	6,323,473
	IDP Education Ltd.	20,461	342,894
	Iluka Resources Ltd.	108,702	750,801
*	James Hardie Industries PLC, CDI	150,492	4,410,452
	JB Hi-Fi Ltd.	45,491	1,399,111
	Lottery Corp. Ltd.	328,285	1,142,397
	Medibank Pvt Ltd.	791,084	1,867,675
	Metcash Ltd.	205,622	497,921
	Mineral Resources Ltd.	57,868	2,795,995
#	New Hope Corp. Ltd.	112,114	401,509
	Pilbara Minerals Ltd.	222,596	728,233
	Pro Medicus Ltd.	17,321	802,189
*	Qantas Airways Ltd.	121,631	534,419
	Ramsay Health Care Ltd.	13,049	517,109
	REA Group Ltd.	17,975	1,905,591
	Rio Tinto Ltd.	99,892	7,909,927
	Sonic Healthcare Ltd.	146,926	3,471,537
	Technology One Ltd.	60,633	642,416
	Telstra Group Ltd.	1,018,886	2,916,267
Ω	Viva Energy Group Ltd.	265,877	564,081
	Wesfarmers Ltd.	227,826	7,612,152
	Whitehaven Coal Ltd.	259,541	1,212,707
	Woodside Energy Group Ltd.	43,773	1,122,264
	Woolworths Group Ltd.	262,473	6,816,118
#	Yancoal Australia Ltd.	53,506	183,734
TOTAL AUSTRALIA			119,559,486
AUSTRIA — (0.2%)
	ANDRITZ AG	4,405	232,575
	OMV AG	49,981	2,251,848
	Verbund AG	6,062	502,279
TOTAL AUSTRIA			2,986,702
BELGIUM — (0.4%)
	Anheuser-Busch InBev SA	42,007	2,403,037
	KBC Group NV	13,950	1,049,944
	Solvay SA	27,928	3,354,104
	Umicore SA	23,775	704,100
TOTAL BELGIUM			7,511,185

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
CANADA — (10.1%)
	Alimentation Couche-Tard, Inc.	171,094	$8,662,068
	ARC Resources Ltd.	303,606	4,586,381
	B2Gold Corp.	139,030	481,831
	BCE, Inc.	16,155	698,219
	BRP, Inc.	3,100	285,186
	Canadian National Railway Co.	111,799	13,552,383
	Canadian Natural Resources Ltd.	267,321	16,253,117
#	Canadian Tire Corp. Ltd., Class A	22,173	3,045,351
	CCL Industries, Inc., Class B	51,329	2,460,865
	Cenovus Energy, Inc.	224,732	4,274,403
*	CGI, Inc.	79,622	8,090,246
	Constellation Software, Inc.	4,241	8,960,116
	Dollarama, Inc.	54,095	3,563,259
	Element Fleet Management Corp.	46,961	757,487
	Empire Co. Ltd., Class A	68,713	1,866,009
	FirstService Corp.	10,444	1,635,735
	George Weston Ltd.	30,609	3,524,799
	Gildan Activewear, Inc.	60,328	1,876,201
	Imperial Oil Ltd.	39,306	2,119,380
#	Keyera Corp.	27,222	681,453
	Loblaw Cos. Ltd.	63,048	5,594,067
	Lundin Mining Corp.	191,354	1,710,889
	Magna International, Inc.	100,850	6,487,008
	Manulife Financial Corp.	108,363	2,166,669
*	MEG Energy Corp.	17,000	303,090
	Metro, Inc.	40,328	2,170,461
	National Bank of Canada	64,561	5,056,581
	Northland Power, Inc.	74,631	1,443,777
	Nutrien Ltd.	82,218	5,663,998
	Open Text Corp.	51,555	2,214,402
	Parkland Corp.	13,156	359,267
	Pembina Pipeline Corp.	103,237	3,270,548
	Quebecor, Inc., Class B	49,134	1,202,780
	RB Global, Inc.	30,532	1,971,023
	Restaurant Brands International, Inc.	58,537	4,481,507
	Rogers Communications, Inc., Class B	149,592	6,550,028
	Royal Bank of Canada	17,661	1,750,899
	Stantec, Inc.	1,995	135,103
	Suncor Energy, Inc.	312,102	9,765,672
	TC Energy Corp.	49,551	1,777,394
	Teck Resources Ltd., Class B	155,052	6,888,960
	TFI International, Inc.	25,500	3,272,948
	Toromont Industries Ltd.	28,093	2,393,545
	Tourmaline Oil Corp.	101,517	5,261,193
	Waste Connections, Inc.	14,529	2,051,059
	West Fraser Timber Co. Ltd.	30,534	2,572,576
	Whitecap Resources, Inc.	267,985	2,139,978
	WSP Global, Inc.	1,007	138,719
TOTAL CANADA			176,168,630
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	3,300	27,661
DENMARK — (3.2%)
	Coloplast AS, Class B	1,917	238,295
	Novo Nordisk AS, Class B	317,812	51,247,882
	Pandora AS	36,743	3,675,473
TOTAL DENMARK			55,161,650

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.0%)
	Elisa Oyj	44,611	$2,327,151
	Kesko Oyj, Class A	56,342	1,128,621
	Kesko Oyj, Class B	76,913	1,538,928
	Kone Oyj, Class B	89,076	4,568,958
	Metso Oyj	184,415	2,095,705
	Neste Oyj	92,985	3,423,250
	Nordea Bank Abp	32,570	368,746
	Orion Oyj, Class A	1,898	74,028
	Orion Oyj, Class B	16,600	637,956
	Sampo Oyj, Class A	21,024	926,457
TOTAL FINLAND			17,089,800
FRANCE — (10.2%)
	Airbus SE	131,359	19,349,182
	Bouygues SA	20,548	736,061
#	Bureau Veritas SA	121,130	3,326,689
	Capgemini SE	8,827	1,599,616
	Carrefour SA	11,460	229,098
	Eiffage SA	39,175	4,075,670
*	Forvia	3,633	91,027
	Hermes International	6,104	13,509,768
	Ipsen SA	17,406	2,193,623
	Kering SA	19,489	11,189,908
Ω	La Francaise des Jeux SAEM	24,456	933,666
	L'Oreal SA	2,001	930,684
	LVMH Moet Hennessy Louis Vuitton SE	69,704	64,738,811
	Orange SA	533,797	6,033,953
	Sartorius Stedim Biotech	5,109	1,598,460
#	STMicroelectronics NV	178,858	9,578,550
	Teleperformance	7,226	1,048,050
	TotalEnergies SE	577,019	35,057,659
TOTAL FRANCE			176,220,475
GERMANY — (5.9%)
	Adidas AG	28,985	5,851,638
	Bayer AG	221,721	12,967,003
	Brenntag SE	57,188	4,436,909
	Deutsche Boerse AG	15,437	2,957,753
	Deutsche Telekom AG	866,133	18,882,768
	DHL Group	219,519	11,288,372
	E.ON SE	618,580	7,825,235
	GEA Group AG	24,342	1,033,119
#Ω	Hapag-Lloyd AG	8,999	2,054,863
	Infineon Technologies AG	213,492	9,379,870
	Knorr-Bremse AG	24,707	1,737,839
	Mercedes-Benz Group AG	155,191	12,394,006
	Nemetschek SE	19,755	1,437,552
	Puma SE	14,295	966,074
	Rational AG	1,286	962,645
	Rheinmetall AG	17,613	4,988,812
	Telefonica Deutschland Holding AG	536,334	1,445,087
	Volkswagen AG	8,594	1,373,456
	Wacker Chemie AG	6,400	994,482
TOTAL GERMANY			102,977,483
HONG KONG — (1.9%)
	AIA Group Ltd.	688,800	6,891,262
Ω	Budweiser Brewing Co. APAC Ltd.	117,100	285,621

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Cathay Pacific Airways Ltd.	102,000	$115,789
	Chow Tai Fook Jewellery Group Ltd.	996,600	1,739,970
	HKT Trust & HKT Ltd.	2,020,000	2,386,023
	Hong Kong Exchanges & Clearing Ltd.	247,037	10,415,574
	PCCW Ltd.	42,270	21,612
	Prada SpA	215,800	1,536,027
*Ω	Samsonite International SA	67,800	202,054
	SITC International Holdings Co. Ltd.	114,000	249,792
	Techtronic Industries Co. Ltd.	571,500	6,492,553
Ω	WH Group Ltd.	4,329,363	2,362,923
	Xinyi Glass Holdings Ltd.	301,000	500,893
TOTAL HONG KONG			33,200,093
IRELAND — (0.7%)
#	CRH PLC, Sponsored ADR	84,212	5,077,984
	Kingspan Group PLC	38,555	3,094,560
	Smurfit Kappa Group PLC	81,795	3,236,711
TOTAL IRELAND			11,409,255
ISRAEL — (0.5%)
	Ashtrom Group Ltd.	2,929	44,117
	Bank Leumi Le-Israel BM	262,536	2,095,725
	Bezeq The Israeli Telecommunication Corp. Ltd.	544,901	720,929
	Delek Group Ltd.	2,421	341,991
	Electra Ltd.	205	90,256
*	Fattal Holdings 1998 Ltd.	1,155	121,881
	First International Bank of Israel Ltd.	6,412	271,051
	Harel Insurance Investments & Financial Services Ltd.	38,263	301,783
	ICL Group Ltd.	115,400	768,390
	Maytronics Ltd.	4,457	60,706
	Mizrahi Tefahot Bank Ltd.	32,684	1,180,053
*	Nova Ltd.	6,296	782,618
	Phoenix Holdings Ltd.	38,747	397,569
*	Shufersal Ltd.	28,731	152,359
*	Strauss Group Ltd.	2,339	55,084
*	Tower Semiconductor Ltd.	29,421	1,101,272
TOTAL ISRAEL			8,485,784
ITALY — (1.9%)
	Amplifon SpA	35,001	1,184,157
	Enel SpA	223,024	1,537,794
	Eni SpA	673,128	10,276,556
	Ferrari NV	19,434	6,226,694
	Moncler SpA	4,412	318,430
	Recordati Industria Chimica e Farmaceutica SpA	29,275	1,511,763
	Stellantis NV	552,075	11,327,410
TOTAL ITALY			32,382,804
JAPAN — (20.0%)
	Advantest Corp.	33,000	4,564,225
	Aeon Co. Ltd.	178,400	3,863,901
	AGC, Inc.	49,800	1,799,455
	Air Water, Inc.	89,500	1,260,489
	Ajinomoto Co., Inc.	82,400	3,210,707
	Amvis Holdings, Inc.	2,200	44,662
	Asics Corp.	7,100	223,971
	Bandai Namco Holdings, Inc.	140,800	3,185,538

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	BayCurrent Consulting, Inc.	51,700	$1,669,637
	BIPROGY, Inc.	34,900	856,588
	Bridgestone Corp.	60,200	2,498,023
	Capcom Co. Ltd.	68,900	3,098,226
	Chugai Pharmaceutical Co. Ltd.	154,000	4,583,231
	Cosmo Energy Holdings Co. Ltd.	33,900	1,051,074
#	Cosmos Pharmaceutical Corp.	8,000	924,378
	CyberAgent, Inc.	66,900	422,925
	Daicel Corp.	38,900	360,469
	Daikin Industries Ltd.	27,500	5,560,464
	Daito Trust Construction Co. Ltd.	32,800	3,528,245
	Daiwa House Industry Co. Ltd.	23,700	644,140
	Disco Corp.	16,400	3,082,803
	Ebara Corp.	14,400	680,515
	ENEOS Holdings, Inc.	1,274,600	4,624,425
	Fast Retailing Co. Ltd.	32,300	8,091,561
	Food & Life Cos. Ltd.	31,200	613,919
	Fuji Electric Co. Ltd.	27,900	1,261,347
	Fuji Kyuko Co. Ltd.	3,000	119,698
	Fujikura Ltd.	34,900	291,805
	Fujitsu Ltd.	45,500	5,891,784
	Fuyo General Lease Co. Ltd.	4,600	379,589
	GMO internet group, Inc.	24,100	478,586
	GMO Payment Gateway, Inc.	12,300	938,353
	Goldwin, Inc.	9,400	771,860
	Hakuhodo DY Holdings, Inc.	2,300	26,460
	Hitachi Ltd.	251,700	16,477,410
	Hoya Corp.	63,600	7,406,813
	Ibiden Co. Ltd.	55,000	3,342,860
	Idemitsu Kosan Co. Ltd.	114,800	2,424,211
	IHI Corp.	73,200	1,799,796
	Information Services International-Dentsu Ltd.	4,500	159,586
	Inpex Corp.	249,400	3,220,307
	Internet Initiative Japan, Inc.	47,200	878,838
	Isuzu Motors Ltd.	53,100	689,809
	Ito En Ltd.	18,200	519,463
	Itochu Techno-Solutions Corp.	33,400	846,494
	Iwatani Corp.	18,300	976,841
	Japan Exchange Group, Inc.	223,100	3,887,115
	Japan Tobacco, Inc.	146,800	3,257,432
	JFE Holdings, Inc.	218,000	3,526,348
	Kakaku.com, Inc.	49,100	733,943
	Kao Corp.	11,900	452,100
	KDDI Corp.	445,500	13,111,821
	Kobe Bussan Co. Ltd.	50,200	1,337,106
	Komatsu Ltd.	131,400	3,681,096
	Konami Group Corp.	24,500	1,374,367
	Kotobuki Spirits Co. Ltd.	1,500	114,172
	Kuraray Co. Ltd.	18,400	185,151
	Kurita Water Industries Ltd.	15,500	623,335
	Lasertec Corp.	14,300	2,164,760
	Lawson, Inc.	25,400	1,274,439
	M3, Inc.	80,600	1,863,780
	Macnica Holdings, Inc.	6,300	264,045
	McDonald's Holdings Co. Japan Ltd.	28,400	1,117,984
	Minebea Mitsumi, Inc.	176,800	3,274,827
	Mitsubishi Chemical Group Corp.	577,900	3,456,897
	Mitsubishi HC Capital, Inc.	364,550	2,411,632
	Mitsubishi Motors Corp.	189,600	765,705

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui Chemicals, Inc.	76,600	$2,202,553
#	Mitsui High-Tec, Inc.	7,400	517,638
	MonotaRO Co. Ltd.	91,700	1,119,184
	Murata Manufacturing Co. Ltd.	94,300	5,601,580
	NET One Systems Co. Ltd.	21,430	470,858
	NGK Insulators Ltd.	27,800	340,946
	Nichirei Corp.	35,200	803,049
	Nifco, Inc.	28,300	843,503
	Nihon M&A Center Holdings, Inc.	93,500	535,459
	Nintendo Co. Ltd.	220,400	9,969,736
	Nippon Express Holdings, Inc.	40,100	2,351,111
	Nippon Sanso Holdings Corp.	82,800	2,002,215
	Nippon Steel Corp.	197,700	4,518,704
	Nissan Chemical Corp.	53,600	2,408,552
	Niterra Co. Ltd.	39,900	843,686
	Nitori Holdings Co. Ltd.	5,300	648,999
	Nitto Denko Corp.	12,100	860,443
	Nomura Research Institute Ltd.	69,500	1,974,837
	NTT Data Group Corp.	114,500	1,592,831
	Olympus Corp.	238,500	3,891,587
	Open House Group Co. Ltd.	40,500	1,541,118
#	Oracle Corp.	14,200	995,400
	Otsuka Corp.	31,900	1,328,423
	Pan Pacific International Holdings Corp.	177,700	3,513,413
*	Park24 Co. Ltd.	18,800	248,020
	Persol Holdings Co. Ltd.	78,800	1,558,713
	Rakus Co. Ltd.	27,000	458,337
	Recruit Holdings Co. Ltd.	267,200	9,254,645
	Relo Group, Inc.	12,801	176,772
*	Renesas Electronics Corp.	279,500	5,392,624
	Resonac Holdings Corp.	5,200	85,185
	Sanwa Holdings Corp.	92,100	1,252,572
	SCREEN Holdings Co. Ltd.	9,500	1,026,469
	SCSK Corp.	78,100	1,298,416
	Seiko Epson Corp.	150,200	2,466,541
	Seven & I Holdings Co. Ltd.	150,600	6,247,653
	SG Holdings Co. Ltd.	140,300	2,047,469
*	SHIFT, Inc.	4,100	969,885
	Shimano, Inc.	15,600	2,351,344
	Shin-Etsu Chemical Co. Ltd.	348,500	11,481,278
	Shinko Electric Industries Co. Ltd.	30,300	1,225,055
*	Skylark Holdings Co. Ltd.	110,300	1,427,225
	SMS Co. Ltd.	13,800	293,117
	SoftBank Corp.	652,400	7,244,575
	Sony Group Corp.	328,700	30,788,089
	Subaru Corp.	88,900	1,684,972
	SUMCO Corp.	159,800	2,328,593
	Sumitomo Forestry Co. Ltd.	36,800	887,980
	Sundrug Co. Ltd.	24,600	726,177
	Sysmex Corp.	35,000	2,370,029
	Taiyo Yuden Co. Ltd.	59,000	1,759,339
	TDK Corp.	121,000	4,635,299
	TechnoPro Holdings, Inc.	43,800	1,133,984
	TIS, Inc.	83,600	2,120,413
#	Toei Animation Co. Ltd.	900	81,635
	Tokyo Century Corp.	20,500	802,933
	Tokyo Electron Ltd.	80,300	12,051,981
	Tokyo Seimitsu Co. Ltd.	4,700	260,345
	Toyota Boshoku Corp.	30,900	563,768

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Tsusho Corp.	26,300	$1,538,686
	Trend Micro, Inc.	49,600	2,343,388
	Unicharm Corp.	45,800	1,694,538
	USS Co. Ltd.	88,900	1,541,533
*	Visional, Inc.	1,400	77,027
	Welcia Holdings Co. Ltd.	34,800	655,067
#	Workman Co. Ltd.	8,100	295,663
	Yamaha Motor Co. Ltd.	166,500	4,883,262
	Yaoko Co. Ltd.	5,100	269,026
#	Yaskawa Electric Corp.	60,800	2,642,993
	Zenkoku Hosho Co. Ltd.	22,900	803,892
	Zensho Holdings Co. Ltd.	36,200	1,928,963
	ZOZO, Inc.	46,300	903,870
TOTAL JAPAN			347,378,701
NETHERLANDS — (3.8%)
	ASML Holding NV	88,072	63,092,114
	Koninklijke KPN NV	413,812	1,497,278
	Universal Music Group NV	10,214	261,988
	Wolters Kluwer NV	11,162	1,401,679
TOTAL NETHERLANDS			66,253,059
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	298,148	146,389
	Chorus Ltd.	314,405	1,679,705
	Fisher & Paykel Healthcare Corp. Ltd.	103,748	1,583,926
	Mainfreight Ltd.	15,626	659,024
	Spark New Zealand Ltd.	549,180	1,768,110
TOTAL NEW ZEALAND			5,837,154
NORWAY — (0.7%)
	Aker BP ASA	47,410	1,328,076
	Atea ASA	9,798	133,065
	Equinor ASA	260,740	7,975,639
	Hafnia Ltd.	23,033	125,188
	Telenor ASA	125,869	1,347,420
#	TGS ASA	38,625	515,540
#	Var Energi ASA	12,604	38,570
	Yara International ASA	22,249	908,693
TOTAL NORWAY			12,372,191
PORTUGAL — (0.1%)
	Galp Energia SGPS SA	113,250	1,505,049
	Jeronimo Martins SGPS SA	34,407	936,757
TOTAL PORTUGAL			2,441,806
SINGAPORE — (1.1%)
	DBS Group Holdings Ltd.	386,358	9,966,892
	DFI Retail Group Holdings Ltd.	63,300	170,399
	Jardine Cycle & Carriage Ltd.	29,400	758,809
	Olam Group Ltd.	413,800	408,269
	Sembcorp Industries Ltd.	350,100	1,435,193
	Singapore Airlines Ltd.	52,700	298,547
	Singapore Exchange Ltd.	295,300	2,158,581
	Singapore Technologies Engineering Ltd.	578,800	1,624,983
	United Overseas Bank Ltd.	19,600	444,596

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Wilmar International Ltd.	554,800	$1,612,101
TOTAL SINGAPORE			18,878,370
SPAIN — (2.1%)
	Acciona SA	7,364	1,103,854
	ACS Actividades de Construccion y Servicios SA	16,241	568,104
Ω	Aena SME SA	13,339	2,130,134
#*	Amadeus IT Group SA	51,554	3,698,282
	Endesa SA	100,465	2,153,251
	Ferrovial SE	44,192	1,464,476
	Industria de Diseno Textil SA	196,125	7,507,237
	Repsol SA	533,466	8,144,650
	Telefonica SA	2,166,567	9,231,228
TOTAL SPAIN			36,001,216
SWEDEN — (2.4%)
	AddTech AB, Class B	79,454	1,480,213
	Atlas Copco AB, Class A	569,233	8,086,458
	Atlas Copco AB, Class B	327,663	4,046,283
#	Avanza Bank Holding AB	40,384	914,510
	Axfood AB	37,200	948,360
	Beijer Ref AB	3,509	47,717
	Boliden AB	56,686	1,667,092
	Epiroc AB, Class A	133,951	2,674,416
	Epiroc AB, Class B	80,900	1,374,416
	H & M Hennes & Mauritz AB, Class B	182,043	3,061,921
	Indutrade AB	90,724	1,903,965
	Kindred Group PLC, SDR	24,035	289,105
	Lagercrantz Group AB, Class B	37,204	448,105
	Lifco AB, Class B	25,965	523,502
	Loomis AB	15,836	461,977
	Medicover AB, Class B	12,493	191,144
*	Millicom International Cellular SA, SDR	52,857	820,721
	Sectra AB, Class B	40,431	647,403
	SSAB AB, Class A	9,631	61,113
	SSAB AB, Class B	30,917	189,149
	Sweco AB, Class B	51,451	529,839
	Tele2 AB, Class B	223,821	1,684,153
	Telia Co. AB	7,691	16,528
	Volvo AB, Class A	54,973	1,246,565
	Volvo AB, Class B	410,093	9,046,084
TOTAL SWEDEN			42,360,739
SWITZERLAND — (7.9%)
	Accelleron Industries AG	8,256	217,509
	EMS-Chemie Holding AG	559	466,569
	Geberit AG	14,079	7,989,860
	Kuehne & Nagel International AG	24,938	7,802,999
	Nestle SA	240,391	29,452,495
	Partners Group Holding AG	7,501	8,420,875
#	Roche Holding AG	174,975	54,405,529
	Schindler Holding AG	1,367	316,955
	SGS SA	57,700	5,602,382
	Sika AG	28,472	8,861,554
	Sonova Holding AG	21,782	6,071,623
	Straumann Holding AG	25,574	4,231,804
	Swisscom AG	1,001	643,699

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	VAT Group AG	6,795	$2,888,194
TOTAL SWITZERLAND			137,372,047
UNITED KINGDOM — (13.1%)
	Admiral Group PLC	94,186	2,571,560
Ω	Airtel Africa PLC	115,545	172,772
	Anglo American PLC	30,657	942,757
	Ashtead Group PLC	224,550	16,613,060
Ω	Auto Trader Group PLC	383,457	3,180,227
	B&M European Value Retail SA	461,205	3,275,898
	BP PLC, Sponsored ADR	528,820	19,724,986
	BP PLC	165,519	1,026,954
	BT Group PLC	2,677,069	4,194,927
	Burberry Group PLC	192,103	5,483,625
	Centrica PLC	3,492,389	6,189,038
	Compass Group PLC	89,453	2,327,355
#	Diageo PLC, Sponsored ADR	100,847	17,743,021
	Diageo PLC	80,730	3,523,240
*††	Evraz PLC	188,057	0
	Experian PLC	211,338	8,167,276
	Glencore PLC	1,426,588	8,675,700
	GSK PLC	1,144,717	20,377,277
	Howden Joinery Group PLC	331,968	3,143,390
	Imperial Brands PLC	492,449	11,634,323
	Intertek Group PLC	77,727	4,354,145
	JD Sports Fashion PLC	1,214,917	2,460,975
	Man Group PLC	152,324	466,963
	Next PLC	63,730	5,763,791
	RELX PLC, Sponsored ADR	334,644	11,264,117
	RELX PLC	74,172	2,494,792
	Rentokil Initial PLC	648,174	5,285,314
	Rightmove PLC	343,382	2,515,956
	Rio Tinto PLC	94,176	6,224,819
	Rio Tinto PLC, Sponsored ADR	192,785	12,829,842
	Spirax-Sarco Engineering PLC	1,790	255,647
	SSE PLC	1,333	28,824
#	Unilever PLC, Sponsored ADR	520,618	27,972,805
	Unilever PLC	110,930	5,966,492
TOTAL UNITED KINGDOM			226,851,868
UNITED STATES — (0.2%)
	Ferguson PLC	19,311	3,105,636
TOTAL COMMON STOCKS			1,642,033,795
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Ω	Dr Ing hc F Porsche AG, 0.907%	9,979	1,220,259
#	Sartorius AG, 0.385%	6,967	2,874,440
	Volkswagen AG, 23.026%	41,353	5,478,262
TOTAL GERMANY			9,572,961
TOTAL INVESTMENT SECURITIES (Cost $1,335,926,815)			1,651,606,756

International High Relative Profitability Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	7,247,362	$83,830,237
TOTAL INVESTMENTS — (100.0%)
(Cost $1,419,752,058)^^			$1,735,436,993
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$27,553,219	$92,006,267	—	$119,559,486
Austria	—	2,986,702	—	2,986,702
Belgium	—	7,511,185	—	7,511,185
Canada	176,168,630	—	—	176,168,630
China	—	27,661	—	27,661
Denmark	—	55,161,650	—	55,161,650
Finland	—	17,089,800	—	17,089,800
France	3,350,652	172,869,823	—	176,220,475
Germany	—	102,977,483	—	102,977,483
Hong Kong	—	33,200,093	—	33,200,093
Ireland	11,409,255	—	—	11,409,255
Israel	576,858	7,908,926	—	8,485,784
Italy	5,844,875	26,537,929	—	32,382,804
Japan	—	347,378,701	—	347,378,701
Netherlands	45,097,293	21,155,766	—	66,253,059
New Zealand	—	5,837,154	—	5,837,154
Norway	—	12,372,191	—	12,372,191
Portugal	—	2,441,806	—	2,441,806
Singapore	—	18,878,370	—	18,878,370
Spain	1,464,476	34,536,740	—	36,001,216
Sweden	—	42,360,739	—	42,360,739
Switzerland	—	137,372,047	—	137,372,047
United Kingdom	89,534,771	137,317,097	—	226,851,868
United States	—	3,105,636	—	3,105,636
Preferred Stocks
Germany	—	9,572,961	—	9,572,961
Securities Lending Collateral	—	83,830,237	—	83,830,237
TOTAL	$361,000,029	$1,374,436,964	—	$1,735,436,993

VA Equity Allocation Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	972,011	$33,806,543
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	862,983	27,011,375
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,052,456	15,934,186
Investment in VA U.S. Targeted Value Portfolio of DFA Investment Dimensions Group, Inc.	657,387	15,271,101
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	447,166	10,208,804
Investment in VA U.S. Large Value Portfolio of DFA Investment Dimensions Group, Inc.	258,020	8,452,744
Investment in VA International Small Portfolio of DFA Investment Dimensions Group, Inc.	410,068	4,892,110
Investment in VA International Value Portfolio of DFA Investment Dimensions Group, Inc.	259,915	3,680,396
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	51,809	1,976,490
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	188,468	706,755
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $92,747,406)^^		$121,940,504
Summary of the Portfolio’s investments as of July 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$121,940,504	—	—	$121,940,504
TOTAL	$121,940,504	—	—	$121,940,504

DFA MN Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
MINNESOTA — (100.0%)
Buffalo-Hanover-Montrose Independent School District No. 877 (GO) (SD CRED PROG)
3.000%, 02/01/25	365	$361,188
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	301,058
City of Albert Lea (GO) Series A
4.000%, 02/01/26	270	276,058
City of Eden Prairie (GO) Series A
4.000%, 02/01/25	345	348,818
City of Lakeville (GO) Series B
5.000%, 02/01/24	530	534,461
City of Lakeville (GO) Series C
5.000%, 02/01/24	90	90,758
City of Minneapolis (GO)
3.000%, 12/01/23	495	494,248
5.000%, 12/01/24	250	255,942
3.000%, 12/01/27	1,450	1,447,666
City of Minneapolis/St. Paul Housing & Redevelopment Authority (RB)
5.000%, 11/15/26	210	221,623
City of Red Wing (GO) Series A
4.000%, 02/01/26	700	713,508
City of Richfield (GO) Series A
3.000%, 02/01/24	255	254,211
City of Rochester Electric Utility Revenue (RB) Series B
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	165	165,929
City of St. Cloud (GO) Series A
3.000%, 02/01/24	450	449,276
City of St. Paul (GO) Series A
5.000%, 09/01/23	275	275,326
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
5.000%, 09/01/24	690	$702,843
City of St. Paul (GO) Series B
5.000%, 11/01/23	265	265,990
City of Waconia (GO) Series A
3.000%, 02/01/26	820	819,218
County of Hennepin (GO) Series
5.000%, 12/01/24	170	174,108
County of Hennepin (GO) Series A
5.000%, 12/01/24	500	512,082
5.000%, 12/01/31	1,000	1,063,723
County of Hennepin (GO) Series B
5.000%, 12/01/25	350	365,892
County of Hennepin Sales Tax Revenue (RB)
5.000%, 12/15/23	205	206,229
County of Olmsted (GO) Series A
5.000%, 02/01/24	75	75,650
County of Polk (GO) Series
5.000%, 02/01/24	200	201,723
Eden Prairie Independent School District No. 272 (GO) (SD CRED PROG) Series
5.000%, 02/01/25	160	164,422
Edina Independent School District No. 273 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	200	201,664
Fosston Independent School District No. 601 (GO) (SD CRED PROG)
4.000%, 02/01/25	550	556,006
Hawley Independent School District No. 150 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	100	102,645
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	250	250,796

DFA MN Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Housing & Redevelopment Authority of The City of St. Paul Minnesota (RB) Series A
5.000%, 07/01/32	250	$255,686
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/26	500	523,888
Metropolitan Council (GO) Series B
5.000%, 12/01/23	890	895,040
Metropolitan Council (GO) Series C
5.000%, 12/01/26	200	213,531
Minneapolis Special School District No. 1 (GO)
5.000%, 02/01/25	150	154,123
Minnesota Higher Education Facilities Authority (RB) Series 8-G
5.000%, 12/01/25	200	208,027
Minnesota Municipal Power Agency (RB) Series A
4.000%, 10/01/23	150	150,170
Minnesota State Colleges & Universities Foundation (RB) Series A
5.000%, 10/01/24	300	305,867
Moorhead Independent School District No. 152 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	670	672,231
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	300	300,852
North St. Paul-Maplewood-Oakdale Independent School District No. 622 (GO) (SD CRED PROG) Series A
3.000%, 02/01/24	255	254,590
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	500	$504,160
5.000%, 02/01/25	505	518,433
Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	40	40,317
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	350	352,998
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	360	363,511
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series B
5.000%, 02/01/24	280	282,371
State of Minnesota (GO) Series
5.000%, 10/01/25	150	156,251
State of Minnesota (GO) Series A
5.000%, 10/01/23	615	616,687
5.000%, 08/01/24	190	193,421
5.000%, 09/01/24	530	540,375
5.000%, 10/01/24	225	229,763
5.000%, 08/01/25	770	792,003
State of Minnesota (GO) Series B
5.000%, 08/01/23	1,060	1,060,000
5.000%, 08/01/24	200	203,601
4.000%, 08/01/26	200	206,400
5.000%, 10/01/26	65	69,225
State of Minnesota (GO) Series D
5.000%, 08/01/23	785	785,000
5.000%, 08/01/24	275	279,952
5.000%, 10/01/24	200	204,234
5.000%, 08/01/25	305	316,667
State of Minnesota (GO) Series D-UNREFUND_WWW
5.000%, 08/01/24	215	218,871

DFA MN Municipal Bond Portfolio
CONTINUED
		Face Amount	Value†
		(000)
MINNESOTA — (Continued)
University of Minnesota (RB) Series B
	5.000%, 10/01/25	790	$820,565
	4.000%, 01/01/30	300	300,596
Western Minnesota Municipal Power Agency (RB) Series
¤	5.000%, 01/01/40 (Pre-refunded @ $100, 1/1/24)	655	659,536
Western Minnesota Municipal Power Agency (RB) Series A
	5.000%, 01/01/25	210	215,010
¤	5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/24)	25	25,173
¤	5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/24)	735	740,089
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	200	$204,439
Windom Independent School District No. 177 (GO) (SD CRED PROG) Series A
5.000%, 02/01/25	1,050	1,078,086
TOTAL MUNICIPAL BONDS (Cost $28,195,596)		27,764,800
TOTAL INVESTMENTS — (100.0%)
(Cost $28,195,596)^^		$27,764,800
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$27,764,800	—	$27,764,800
TOTAL	—	$27,764,800	—	$27,764,800

DFA California Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/30	1,585	$1,596,539
Albany Unified School District (GO)
5.000%, 08/01/25	255	264,956
Alhambra Unified School District (GO) Series B
5.000%, 08/01/23	100	100,000
Antelope Valley Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	2,295	2,338,367
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	695	756,315
Berryessa Union School District (GO) Series B
5.000%, 08/01/23	100	100,000
Burbank Unified School District (GO)
5.000%, 08/01/24	565	575,453
Cajon Valley Union School District (GO)
5.000%, 08/01/24	350	356,406
California Health Facilities Financing Authority (RB)
5.000%, 02/01/34	1,000	1,062,297
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/26	700	745,271
¤ 5.000%, 08/15/52 (Pre-refunded @ $100, 8/15/23)	1,000	1,000,629
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/28)	115	126,730
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/30	200	215,989
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series A
5.000%, 02/01/25	1,500	$1,543,007
5.000%, 08/01/27	2,000	2,169,328
5.000%, 02/01/28	860	941,920
5.000%, 09/01/28	2,075	2,113,845
California State Public Works Board (RB) Series B
5.000%, 12/01/23	1,000	1,006,626
California State Public Works Board (RB) Series C
5.000%, 11/01/28	1,000	1,113,057
California State Public Works Board (RB) Series D
5.000%, 11/01/26	1,125	1,200,340
5.000%, 05/01/28	1,000	1,101,215
California State University (RB) Series
¤ 5.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	760	778,162
California State University (RB) Series A
5.000%, 11/01/23	375	376,794
5.000%, 11/01/24	1,005	1,030,386
3.250%, 11/01/28	2,510	2,502,346
3.375%, 11/01/29	3,500	3,503,642
California Statewide Communities Development Authority (RB) Series A
5.000%, 03/01/27	625	647,726
Carlsbad Unified School District (GO)
5.000%, 08/01/26	310	328,487
Carlsbad Unified School District (COP)
4.000%, 10/01/27	100	104,272
4.000%, 10/01/28	100	105,489
4.000%, 10/01/29	55	58,619
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/34	1,000	1,021,023

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/27	350	$366,197
Chula Vista Elementary School District (GO)
5.000%, 08/01/24	805	819,575
City & County of San Francisco (COP)
5.000%, 04/01/25	410	422,621
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	800	813,820
City of Grover Beach (GO)
5.000%, 09/01/26	345	365,180
City of Grover Beach (GO) Series B
5.000%, 09/01/27	445	481,217
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/29	200	226,144
City of Los Angeles (RN)
5.000%, 06/27/24	9,000	9,145,925
City of Los Angeles Department of Airports (RB) Series I
5.000%, 05/15/25	780	807,322
City of Pacifica (COP)
5.000%, 01/01/24	250	251,793
City of Pittsburg Water Revenue (RB) Series A
5.000%, 08/01/24	275	279,681
City of Rancho Cordova (ST)
5.000%, 09/01/26	205	215,386
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	1,000	1,093,077
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	2,625	2,731,992
5.000%, 11/01/35	620	661,954
City of San Francisco Public Utilities Commission Water Revenue (RB) Series D
5.000%, 11/01/25	280	292,685
5.000%, 11/01/26	195	208,560
City of San Mateo (ST) (BAM)
5.000%, 09/01/29	400	438,124
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Coast Community College District (GO) Series A
5.000%, 08/01/23	1,515	$1,515,000
Conejo Valley Unified School District (GO) Series B
4.000%, 08/01/27	525	547,273
Contra Costa Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 03/01/24	2,800	2,830,991
5.000%, 03/01/32	605	626,282
County of Los Angeles (RN)
5.000%, 06/28/24	5,650	5,741,625
County of Riverside (RN)
5.000%, 06/28/24	2,100	2,133,299
County of Riverside CA (RN) Series A
3.700%, 10/19/23	380	380,376
County of Santa Clara (GO) Series C
5.000%, 08/01/26	1,160	1,236,393
County of Santa Cruz (RN)
5.000%, 07/05/24	3,500	3,561,871
Culver City Unified School District (GO) Series C
8.000%, 08/01/23	460	460,000
Davis Joint Unified School District (COP) (AGM)
4.000%, 08/01/27	1,625	1,657,888
Desert Community College District (GO)
5.000%, 08/01/28	2,000	2,179,509
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/24	990	1,008,316
East Bay Municipal Utility District Wastewater System Revenue (RB) Series B
5.000%, 06/01/27	100	108,616
5.000%, 06/01/28	125	139,042
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/23	1,490	1,492,292
East Side Union High School District (GO)
5.000%, 08/01/27	265	288,484
5.000%, 08/01/28	300	334,277
East Side Union High School District (GO) Series B
5.000%, 08/01/33	975	1,017,641

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Monte Union High School District (GO)
5.000%, 06/01/24	270	$274,109
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	400	406,195
Emery Unified School District (GO)
5.000%, 08/01/27	600	650,798
Fairfield-Suisun Unified School District (GO)
5.000%, 08/01/26	695	737,473
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/23)	550	560,393
Fremont Unified School District/Alameda County (GO) Series E
5.000%, 08/01/27	1,675	1,820,120
Fremont Union High School District (GO) Series A
2.000%, 08/01/23	770	770,000
Fresno Unified School District (GO)
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	2,000	2,038,979
Fresno Unified School District (GO) Series A
4.000%, 08/01/28	1,000	1,055,580
Gilroy School Facilities Financing Authority (RB) Series A
¤ 4.000%, 08/01/47 (Pre-refunded @ $100, 8/1/23)	615	615,000
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	5,025	5,214,014
Hayward Area Recreation & Park District (GO) Series
5.000%, 08/01/24	315	320,921
Indio Finance Authority (RB) (BAM) Series A
5.000%, 11/01/28	265	288,991
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/24	555	$558,514
Kern High School District (GO) Series E
4.000%, 08/01/24	200	201,477
La Quinta Redevelopment Successor Agency (TAN) Series A
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/23)	1,000	1,001,366
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/24	750	755,996
4.000%, 08/01/25	390	397,186
Lodi Unified School District (GO)
5.000%, 08/01/27	600	651,746
5.000%, 08/01/28	500	554,898
Long Beach Community College District (GO) Series D
4.000%, 08/01/24	500	504,046
4.000%, 08/01/25	530	539,868
Los Angeles Community College District (GO) Series A
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	1,220	1,243,053
Los Angeles Community College District (GO) Series C-1
5.000%, 08/01/24	1,110	1,131,414
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB)
5.000%, 07/01/24	400	406,993
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	645	656,276
5.000%, 07/01/25	970	1,007,397
5.000%, 07/01/27	815	886,072
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/24	270	276,916
5.000%, 12/01/25	240	251,340

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series G
5.000%, 12/01/28	625	$700,501
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/27	1,840	2,003,318
5.000%, 07/01/31	1,275	1,404,573
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/24	1,000	1,017,391
5.000%, 07/01/26	550	584,865
5.000%, 07/01/29	350	376,957
5.000%, 07/01/30	2,750	2,802,567
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/26	345	366,870
5.000%, 07/01/28	515	573,481
Los Angeles Department of Water & Power (RB) Series D
5.000%, 07/01/27	1,000	1,088,760
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/24	450	457,826
5.000%, 07/01/25	50	51,918
5.000%, 07/01/26	1,015	1,069,141
5.000%, 07/01/33	1,405	1,476,825
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	455	463,161
5.000%, 07/01/25	1,120	1,164,242
5.000%, 07/01/26	870	925,653
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	300	326,861
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	2,615	2,679,393
4.000%, 07/01/31	2,500	2,518,366
Los Angeles Unified School District (COP) (BAM) Series A
5.000%, 10/01/27	1,050	1,137,400
Los Rios Community College District (GO)
5.000%, 08/01/28	660	732,792
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Marin Community College District (GO)
¤ 3.500%, 08/01/38 (Pre-refunded @ $100, 8/1/25)	1,750	$1,770,164
Metropolitan Water District of Southern California (RB) Series A
5.000%, 10/01/28	1,000	1,121,386
Metropolitan Water District of Southern California (RB) Series B
3.000%, 07/01/28	2,205	2,239,538
Millbrae Public Financing Authority (RB)
5.000%, 12/01/25	390	406,366
5.000%, 12/01/26	265	281,973
5.000%, 12/01/27	385	418,495
Modesto Irrigation District (RB) Series B
5.000%, 10/01/24	650	663,610
Montebello Unified School District (GO) Series
5.000%, 08/01/23	130	130,000
Montebello Unified School District (GO) (BAM) Series A
5.000%, 08/01/28	680	749,971
Morongo Unified School District (GO) Series A
5.000%, 08/01/25	20	20,781
5.000%, 08/01/26	280	297,111
5.000%, 08/01/27	130	141,006
Mount Diablo Unified School District (GO) Series B
5.000%, 08/01/27	250	271,759
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	130	129,672
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/23	770	773,281
5.000%, 11/01/24	505	516,694
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	265	270,273
New Haven Unified School District (GO)
5.000%, 08/01/26	225	239,216

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Norman Y Mineta San Jose International Airport SJC (RB) Series C
5.000%, 03/01/30	750	$758,695
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/27	150	163,114
5.000%, 12/01/28	175	193,839
Northern California Transmission Agency (RB) Series A
5.000%, 05/01/24	280	283,501
Northern Humboldt Union High School District (GO)
4.000%, 08/01/25	120	122,118
Oakdale Joint Unified School District (GO)
4.000%, 08/01/23	400	400,000
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/25	1,075	1,112,951
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	320	339,250
Oakland Unified School District/Alameda County (GO) Series
5.000%, 08/01/28	1,000	1,038,486
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/25	200	206,864
Orange County Sanitation District (RB) Series A
5.000%, 02/01/33	860	909,147
Pacific Grove Unified School District (GO)
3.000%, 08/01/26	210	210,011
Palm Springs Financing Authority (RB)
5.000%, 11/01/25	275	286,057
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	580	600,736
Pasadena Unified School District (GO)
5.000%, 08/01/26	560	594,223
Pasadena Unified School District (GO) Series B
5.000%, 08/01/26	1,015	1,077,029
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Peralta Community College District (GO) Series A
5.000%, 08/01/25	700	$710,876
5.000%, 08/01/29	1,930	1,959,048
Placentia-Yorba Linda Unified School District (GO)
5.000%, 08/01/23	205	205,000
Pleasanton Unified School District (GO)
5.000%, 08/01/24	560	570,803
Pomona Unified School District (GO)
5.000%, 08/01/29	350	395,724
Redondo Beach Unified School District (GO) (AGM) Series A
5.000%, 08/01/23	255	255,000
Reed Union School District (GO)
4.000%, 08/01/26	250	258,801
Rialto Unified School District (GO)
5.000%, 08/01/24	260	264,887
Rio Elementary School District Community Facilities District (ST)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,000	1,020,005
Ross Valley Public Financing Authority (RB)
5.000%, 01/01/25	410	419,839
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/28	615	642,218
Sacramento City Unified School District (GO) (BAM)
5.000%, 07/01/28	500	554,582
Sacramento Municipal Utility District (RB) Series J
5.000%, 08/15/28	750	837,905
San Diego Association of Governments (RB) Series A
5.000%, 11/15/25	570	583,280
San Diego Community College District (GO)
5.000%, 08/01/23	500	500,000
5.000%, 08/01/26	1,725	1,835,528

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	675	$683,573
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,640	1,663,427
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	170	180,053
5.000%, 05/01/27	115	124,742
San Diego Unified School District (RN) Series A
5.000%, 06/28/24	910	924,756
San Diego Unified School District (GO) (AGM) Series F-1
5.250%, 07/01/27	475	519,768
San Diego Unified School District (GO) Series M-2
5.000%, 07/01/24	1,510	1,535,850
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	240	254,798
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/28	530	586,882
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,276,947
San Francisco Community College District (GO)
5.000%, 06/15/24	1,360	1,379,972
San Francisco Unified School District (GO)
5.000%, 06/15/28	1,850	2,049,893
San Francisco Unified School District (GO) Series A
5.000%, 06/15/25	710	735,889
5.000%, 06/15/26	880	931,289
San Francisco Unified School District (GO) Series B
4.000%, 06/15/28	1,500	1,584,509
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Unified School District (GO) Series C
5.000%, 06/15/28	1,160	$1,285,338
San Gabriel Unified School District (GO) Series A
5.000%, 08/01/25	240	249,370
San Joaquin Hills Transportation Corridor Agency (RB) Series A
¤ 5.000%, 01/15/50 (Pre-refunded @ $100, 1/15/25)	3,000	3,086,891
San Jose Evergreen Community College District (GO) Series C
5.000%, 09/01/24	390	398,471
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	2,000	2,000,000
San Luis Obispo County Financing Authority (RB) Series A
5.000%, 11/15/24	250	256,016
5.000%, 11/15/25	560	584,996
San Mateo County Community College District (GO)
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/24)	1,465	1,496,034
San Mateo County Community College District (GO) Series B
5.000%, 09/01/28	150	167,441
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	800	832,815
San Mateo Union High School District (GO) Series C
4.000%, 09/01/26	320	331,279
San Rafael City High School District (GO) Series B
5.000%, 08/01/27	145	157,677
San Ysidro School District (GO) (AGM) Series B
5.000%, 08/01/25	575	595,073

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Ana College Improvement District #1 Rancho Santiago Community College District (GO) Series A
¤ 5.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	670	$682,660
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	1,015	1,050,409
Santa Clara Valley Transportation Authority (RB) Series A
5.000%, 04/01/24	1,395	1,412,728
5.000%, 04/01/25	1,000	1,033,092
5.000%, 06/01/26	420	445,488
Santa Monica Community College District (GO) Series B
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	545	555,730
Santee School District (GO)
5.000%, 08/01/24	290	295,365
Scotts Valley Unified School District (GO) Series B
4.000%, 08/01/24	150	151,140
5.000%, 08/01/26	250	265,278
Scotts Valley Unified School District (GO) Series C
4.000%, 08/01/25	350	356,517
Silicon Valley Clean Water (RB)
¤ 5.000%, 02/01/39 (Pre-refunded @ $100, 2/1/24)	595	600,449
¤ 5.000%, 02/01/44 (Pre-refunded @ $100, 2/1/24)	1,455	1,468,326
Simi Valley Unified School District (GO) Series C
5.000%, 08/01/24	1,000	1,018,797
Southwestern Community College District (GO) Series B
4.000%, 08/01/25	260	264,588
Southwestern Community College District (GO) Series C
3.000%, 08/01/23	730	730,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	1,045	$1,088,278
State Center Community College District (GO) Series C
5.000%, 08/01/24	385	392,427
State of California (GO)
5.000%, 08/01/23	585	585,000
5.000%, 09/01/23	800	801,158
5.000%, 11/01/23	1,500	1,506,803
4.000%, 03/01/24	3,700	3,719,627
5.000%, 04/01/24	2,900	2,936,447
5.000%, 09/01/24	1,000	1,020,969
5.000%, 10/01/24	1,250	1,278,336
4.000%, 11/01/24	320	323,723
5.000%, 11/01/24	795	813,901
5.000%, 12/01/24	2,145	2,158,447
5.000%, 10/01/25	1,725	1,798,364
5.000%, 11/01/25	1,825	1,831,776
5.000%, 08/01/26	7,085	7,517,978
5.000%, 09/01/26	1,555	1,653,030
4.000%, 11/01/26	1,735	1,797,729
5.000%, 12/01/26	255	272,587
3.500%, 08/01/27	8,905	9,125,921
5.000%, 08/01/27	4,865	5,280,732
5.000%, 11/01/27	245	267,390
5.000%, 04/01/28	1,685	1,857,609
5.000%, 08/01/28	2,815	3,114,352
5.000%, 04/01/33	2,000	2,024,343
State of California (GO) Series C
5.000%, 12/01/27	2,230	2,438,279
State of California (GO) (AMBAC)
5.000%, 02/01/27	665	713,569
State of California Department of Water Resources (RB) Series AS
5.000%, 12/01/24	815	835,767
State of California Department of Water Resources (RB) Series BB
5.000%, 12/01/25	35	36,646
Stockton Unified School District (GO)
5.000%, 08/01/26	1,880	1,974,077
Sweetwater Union High School District (GO) (BAM)
5.000%, 08/01/26	275	279,572

DFA California Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28	2,000	$2,033,843
Sylvan Union School District (GO)
5.000%, 08/01/26	620	657,889
Sylvan Union School District (GO) Series C
5.000%, 08/01/25	380	394,836
Tahoe-Truckee Unified School District (GO) Series B
5.000%, 08/01/26	100	106,259
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	425	439,358
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	510,270
Union Sanitary District Financing Authority (RB) Series A
4.000%, 09/01/23	1,055	1,055,570
University of California (RB) Series AO
5.000%, 05/15/27	3,550	3,684,624
University of California (RB) Series BN
5.000%, 05/15/24	7,010	7,121,645
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Washington Union School District/Monterey County (GO)
5.000%, 08/01/27	135	$145,475
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/26	450	477,234
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	3,390	3,390,000
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/27	220	239,671
Western Placer Unified School District (RN)
6.250%, 06/28/24	750	770,284
TOTAL MUNICIPAL BONDS (Cost $278,311,615)		274,892,580
TOTAL INVESTMENTS — (100.0%)
(Cost $278,311,615)^^		$274,892,580
As of July 31, 2023, DFA California Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.204%	Fixed	CPI	Maturity	USD	6,000,000	11/16/27	—	—	$140,859	$140,859
Bank of America Corp.	3.020%	Fixed	CPI	Maturity	USD	9,000,000	12/30/25	—	—	297,448	297,448
Bank of America Corp.	2.940%	Fixed	CPI	Maturity	USD	5,000,000	10/19/26	—	—	209,847	209,847
Bank of America Corp.	2.915%	Fixed	CPI	Maturity	USD	5,000,000	12/09/27	—	—	188,865	188,865
Bank of America Corp.	2.910%	Fixed	CPI	Maturity	USD	4,000,000	01/05/29	—	—	119,814	119,814
Bank of America Corp.	2.847%	Fixed	CPI	Maturity	USD	5,000,000	12/27/27	—	—	185,470	185,470
Bank of America Corp.	2.827%	Fixed	CPI	Maturity	USD	4,000,000	01/11/28	—	—	140,012	140,012
Bank of America Corp.	2.737%	Fixed	CPI	Maturity	USD	10,000,000	08/05/26	—	—	625,453	625,453
Bank of America Corp.	2.582%	Fixed	CPI	Maturity	USD	4,000,000	06/18/28	—	—	326,466	326,466
Bank of America Corp.	2.578%	Fixed	CPI	Maturity	USD	5,000,000	07/15/29	—	—	391,659	391,659
Bank of America Corp.	2.497%	Fixed	CPI	Maturity	USD	10,000,000	06/28/29	—	—	874,932	874,932

DFA California Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.367%	Fixed	CPI	Maturity	USD	6,000,000	07/17/25	—	—	$502,006	$502,006
Bank of America Corp.	2.339%	Fixed	CPI	Maturity	USD	8,000,000	07/26/24	—	—	2,486	2,486
Bank of America Corp.	2.317%	Fixed	CPI	Maturity	USD	6,000,000	05/09/25	—	—	559,456	559,456
Bank of America Corp.	2.265%	Fixed	CPI	Maturity	USD	7,000,000	02/23/24	—	—	662,786	662,786
Bank of America Corp.	2.169%	Fixed	CPI	Maturity	USD	6,000,000	07/18/24	—	—	11,816	11,816
Bank of America Corp.	2.065%	Fixed	CPI	Maturity	USD	9,000,000	12/12/26	—	—	1,004,790	1,004,790
Bank of America Corp.	2.063%	Fixed	CPI	Maturity	USD	4,000,000	11/08/23	—	—	463,453	463,453
Bank of America Corp.	1.968%	Fixed	CPI	Maturity	USD	10,000,000	01/11/24	—	—	83,466	83,466
Bank of America Corp.	1.961%	Fixed	CPI	Maturity	USD	4,000,000	12/17/24	—	—	459,020	459,020
Bank of America Corp.	1.885%	Fixed	CPI	Maturity	USD	8,000,000	01/22/24	—	—	901,374	901,374
Citibank, N.A.	4.233%	Fixed	CPI	Maturity	USD	12,000,000	03/09/24	—	—	124,580	124,580
Citibank, N.A.	3.361%	Fixed	CPI	Maturity	USD	8,000,000	01/20/24	—	—	275,376	275,376
Citibank, N.A.	3.244%	Fixed	CPI	Maturity	USD	4,000,000	02/15/25	—	—	91,146	91,146
Citibank, N.A.	2.924%	Fixed	CPI	Maturity	USD	5,000,000	09/14/24	—	—	263,870	263,870
Citibank, N.A.	2.687%	Fixed	CPI	Maturity	USD	5,000,000	11/21/23	—	—	35,996	35,996
Citibank, N.A.	2.670%	Fixed	CPI	Maturity	USD	16,000,000	12/14/23	—	—	71,419	71,419
Citibank, N.A.	2.320%	Fixed	CPI	Maturity	USD	12,000,000	06/01/24	—	—	37,210	37,210
Citibank, N.A.	1.986%	Fixed	CPI	Maturity	USD	6,000,000	02/20/26	—	—	695,334	695,334
Citibank, N.A.	1.808%	Fixed	CPI	Maturity	USD	4,000,000	07/01/25	—	—	482,129	482,129
Citibank, N.A.	1.635%	Fixed	CPI	Maturity	USD	4,000,000	07/27/24	—	—	557,547	557,547
Morgan Stanley and Co. International	2.270%	Fixed	CPI	Maturity	USD	11,000,000	01/27/24	—	—	56,758	56,758
Total Appreciation										$10,842,843	$10,842,843
Bank of America Corp.	3.307%	Fixed	CPI	Maturity	USD	7,000,000	05/16/26	—	—	(8,964)	(8,964)
Bank of America Corp.	3.200%	Fixed	CPI	Maturity	USD	7,000,000	05/12/27	—	—	(9,495)	(9,495)
Bank of America Corp.	3.175%	Fixed	CPI	Maturity	USD	6,000,000	05/27/27	—	—	(25,422)	(25,422)
Bank of America Corp.	3.075%	Fixed	CPI	Maturity	USD	12,000,000	02/23/24	—	—	(1,244)	(1,244)
Bank of America Corp.	2.732%	Fixed	CPI	Maturity	USD	5,000,000	10/20/29	—	—	(8,676)	(8,676)
Intercontinental Exchange, Inc.	2.964%	Fixed	CPI	Maturity	USD	6,000,000	11/09/26	—	—	(62,751)	(62,751)
Intercontinental Exchange, Inc.	2.792%	Fixed	CPI	Maturity	USD	5,000,000	10/20/27	—	—	(26,592)	(26,592)
Morgan Stanley and Co. International	3.875%	Fixed	CPI	Maturity	USD	4,000,000	05/09/25	—	—	(37,522)	(37,522)
Morgan Stanley and Co. International	2.740%	Fixed	CPI	Maturity	USD	5,000,000	03/31/24	—	—	(896)	(896)
Total (Depreciation)										$(181,562)	$(181,562)
Total Appreciation (Depreciation)										$10,661,281	$10,661,281

DFA California Municipal Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$274,892,580	—	$274,892,580
Swap Agreements**	—	10,661,281	—	10,661,281
TOTAL	—	$285,553,861	—	$285,553,861
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Core Plus Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (8.5%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26		67	$63,324
Federal National Mortgage Association
	2.000%, 08/01/38 TBA		63,517	56,125,705
	2.500%, 08/01/38 TBA		46,925	42,573,439
	2.000%, 08/01/53 TBA		7,281	5,894,481
	2.500%, 08/01/53 TBA		65,133	54,878,369
	3.000%, 08/01/53 TBA		53,694	46,975,958
Government National Mortgage Association
	3.000%, 08/21/53 TBA		22,210	19,757,357
	3.500%, 08/21/53		21,185	19,463,719
TOTAL AGENCY OBLIGATIONS				245,732,352
BONDS — (85.0%)
AUSTRALIA — (5.8%)
ANZ New Zealand International Ltd.
	0.200%, 09/23/27	EUR	1,678	1,579,165
	0.375%, 09/17/29	EUR	1,745	1,566,119
APA Infrastructure Ltd.
	3.500%, 03/22/30	GBP	1,400	1,517,937
	2.000%, 07/15/30	EUR	1,367	1,285,966
ASB Bank Ltd.
	0.500%, 09/24/29	EUR	2,000	1,778,275
BHP Billiton Finance Ltd.
	3.250%, 09/25/24	GBP	1,200	1,499,960
	1.500%, 04/29/30	EUR	1,000	946,384
	3.125%, 04/29/33	EUR	3,000	3,073,220
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	1,428	1,507,472
Buckeye Partners LP
	3.950%, 12/01/26		87	79,823
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		5,800	5,421,840
Ω	4.375%, 04/01/31		2,100	1,805,818
FMG Resources August 2006 Pty. Ltd.
Ω	5.875%, 04/15/30		2,000	1,918,131
Glencore Funding LLC
#Ω	2.500%, 09/01/30		3,310	2,711,724
#Ω	2.850%, 04/27/31		3,000	2,468,654
Macquarie Bank Ltd.
	1.125%, 12/15/25	GBP	379	434,409
Macquarie Group Ltd.
	0.950%, 05/21/31	EUR	1,971	1,690,350
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	8,000	$4,504,262
	1.500%, 02/20/32	AUD	14,820	7,757,905
	2.000%, 03/08/33	AUD	8,000	4,242,511
	1.750%, 03/20/34	AUD	9,200	4,590,001
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	4,000	2,193,479
	1.500%, 08/20/32	AUD	9,700	5,030,606
	1.750%, 07/20/34	AUD	34,000	16,915,383
	Rio Tinto Finance PLC
	4.000%, 12/11/29	GBP	3,500	4,139,554
	Rio Tinto Finance USA Ltd.
	5.200%, 11/02/40		3,000	3,025,184
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	29,500	15,667,715
	Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	3,000	2,929,260
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	5,000	2,656,032
	4.250%, 12/20/32	AUD	2,500	1,615,635
	2.250%, 09/15/33	AUD	6,000	3,200,079
	2.250%, 11/20/34	AUD	51,000	26,285,352
	2.000%, 09/17/35	AUD	12,900	6,278,221
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	15,500	7,956,836
Westpac Banking Corp.
	0.875%, 04/17/27	EUR	5,700	5,606,306
	1.125%, 09/05/27	EUR	2,000	1,974,210
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	9,600	9,000,143
	TOTAL AUSTRALIA			166,853,921
AUSTRIA — (0.0%)
JAB Holdings BV
	1.000%, 07/14/31	EUR	800	687,569
BELGIUM — (0.1%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	2,300	2,856,068
CANADA — (5.2%)
Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	700	726,080
Ω	3.550%, 07/26/27		1,620	1,513,809
Bank of Montreal
	2.500%, 06/28/24		700	680,347
	1.500%, 12/18/24	GBP	2,000	2,415,931

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Bank of Nova Scotia
	3.400%, 02/11/24		1,545	$1,524,908
	2.150%, 08/01/31		1,000	797,409
#	2.450%, 02/02/32		14,891	12,171,688
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	19,650	14,611,172
	Canadian Government Bond
	2.500%, 08/01/24	CAD	16,000	11,855,398
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		3,500	3,436,798
	1.625%, 09/25/25	GBP	5,200	6,097,853
	Canadian Natural Resources Ltd.
	6.250%, 03/15/38		7,295	7,474,994
	CI Financial Corp.
	3.200%, 12/17/30		7,053	5,422,030
Enbridge, Inc.
	4.000%, 10/01/23		34	33,884
	3.500%, 06/10/24		15	14,696
Fairfax Financial Holdings Ltd.
	2.750%, 03/29/28	EUR	461	462,321
	4.850%, 04/17/28		1,000	971,820
	4.625%, 04/29/30		200	185,838
	ITC Holdings Corp.
	3.650%, 06/15/24		2,070	2,032,757
	Magna International, Inc.
	4.375%, 03/17/32	EUR	1,720	1,934,221
	Methanex Corp.
#	5.250%, 12/15/29		7,600	6,957,466
	Nutrien Ltd.
	3.000%, 04/01/25		40	38,219
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	9,000	8,410,881
	0.050%, 11/25/30	EUR	7,325	6,237,297
Ω	1.850%, 05/03/32	EUR	17,000	16,248,452
	Province of Alberta Canada
	3.600%, 04/11/28	AUD	2,500	1,582,094
	Province of British Columbia Canada
#	6.500%, 01/15/26		93	96,144
Royal Bank of Canada
#	0.425%, 01/19/24		3,500	3,424,667
	1.375%, 12/09/24	GBP	1,100	1,326,786
	2.300%, 11/03/31		700	567,506
	3.875%, 05/04/32		8,000	7,332,823
	Spectra Energy Partners LP
	4.750%, 03/15/24		22	21,840
Suncor Energy, Inc.
	5.950%, 12/01/34		1,700	1,704,424
	6.800%, 05/15/38		734	777,884
	TC PipeLines LP
	3.900%, 05/25/27		2,000	1,899,813
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	Thomson Reuters Corp.
	4.300%, 11/23/23		60	$59,652
Toronto-Dominion Bank
	3.200%, 03/10/32		4,000	3,444,152
	3.129%, 08/03/32	EUR	2,000	2,057,297
	Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	13,200	12,730,578
	TransCanada PipeLines Ltd.
	5.600%, 03/31/34		1,000	980,065
	TOTAL CANADA			150,261,994
DENMARK — (0.8%)
	AP Moller - Maersk AS
	1.750%, 03/16/26	EUR	4,500	4,696,950
	Danske Bank AS
	0.625%, 05/26/25	EUR	1,250	1,293,617
	Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	115,000	16,253,460
	DSV Finance BV
	1.375%, 03/16/30	EUR	400	381,852
	TOTAL DENMARK			22,625,879
FINLAND — (0.9%)
	Nokia Oyj
	4.375%, 06/12/27		4,350	4,106,499
Nordea Bank Abp
	0.500%, 05/14/27	EUR	11,960	11,729,690
	0.500%, 11/02/28	EUR	1,000	920,667
OP Corporate Bank PLC
	0.100%, 11/16/27	EUR	8,350	7,848,139
	0.625%, 11/12/29	EUR	2,750	2,424,525
	TOTAL FINLAND			27,029,520
FRANCE — (5.3%)
	Action Logement Services
	1.375%, 04/13/32	EUR	3,000	2,800,137
	Airbus SE
	2.375%, 04/07/32	EUR	1,000	1,005,581
Banque Federative du Credit Mutuel SA
	2.625%, 11/06/29	EUR	4,500	4,506,759
	0.750%, 01/17/30	EUR	1,200	1,064,967
	1.250%, 06/03/30	EUR	1,700	1,538,822
	0.625%, 02/21/31	EUR	9,900	8,414,321
	1.125%, 01/19/32	EUR	2,700	2,357,412
	Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,000	3,103,098
BNP Paribas SA
	1.000%, 06/27/24	EUR	2,000	2,141,070
	1.500%, 11/17/25	EUR	1,200	1,256,945
	3.375%, 01/23/26	GBP	12,282	14,782,240
	2.100%, 04/07/32	EUR	1,500	1,397,179

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
BPCE SA
	0.010%, 01/14/27	EUR	3,500	$3,362,871
#Ω	3.500%, 10/23/27		5,000	4,574,400
#Ω	2.700%, 10/01/29		6,626	5,733,162
	0.625%, 01/15/30	EUR	500	446,623
	0.250%, 01/14/31	EUR	5,300	4,432,331
	2.375%, 04/26/32	EUR	1,400	1,351,050
Caisse des Depots et Consignations
	1.125%, 12/16/24	GBP	1,000	1,205,424
Credit Agricole SA
	1.375%, 05/03/27	EUR	2,000	2,013,559
	0.375%, 04/20/28	EUR	1,200	1,123,166
	4.000%, 01/18/33	EUR	7,500	8,260,370
Electricite de France SA
Ω	3.625%, 10/13/25		40	38,715
	6.250%, 05/30/28	GBP	1,000	1,292,382
	5.875%, 07/18/31	GBP	3,200	4,008,486
	6.125%, 06/02/34	GBP	1,500	1,880,633
La Poste SA
	1.450%, 11/30/28	EUR	4,700	4,628,748
	1.375%, 04/21/32	EUR	10,500	9,538,091
MMS USA Holdings, Inc.
	1.750%, 06/13/31	EUR	2,500	2,356,009
Orange SA
	8.125%, 11/20/28	GBP	1,964	2,817,166
	2.000%, 01/15/29	EUR	1,200	1,227,301
	3.250%, 01/15/32	GBP	600	660,502
SNCF Reseau
	5.250%, 01/31/35	GBP	10,050	13,093,087
Societe Generale SA
#Ω	4.750%, 09/14/28		1,000	950,326
	2.125%, 09/27/28	EUR	2,000	1,982,514
Ω	3.000%, 01/22/30		1,400	1,174,893
	4.250%, 11/16/32	EUR	1,000	1,120,310
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	8,400	8,432,953
TotalEnergies Capital International SA
	0.696%, 05/31/28	EUR	2,300	2,215,638
	0.750%, 07/12/28	EUR	4,600	4,429,595
Unibail-Rodamco-Westfield SE
	1.875%, 01/15/31	EUR	500	457,952
Vinci SA
	3.375%, 10/17/32	EUR	5,000	5,348,630
WEA Finance LLC
Ω	3.500%, 06/15/29		9,550	7,843,172
TOTAL FRANCE				152,368,590
GERMANY — (3.3%)
BASF SE
	1.500%, 03/17/31	EUR	4,900	4,609,061
	3.750%, 06/29/32	EUR	8,400	9,142,633
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Bayer Capital Corp. BV
	1.500%, 06/26/26	EUR	3,700	$3,810,841
	2.125%, 12/15/29	EUR	900	886,983
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		26	25,590
BMW Finance NV
	1.500%, 02/06/29	EUR	2,600	2,585,981
	0.875%, 01/14/32	EUR	3,000	2,702,495
Deutsche Bank AG
	3.700%, 05/30/24		113	110,662
Deutsche Telekom AG
	3.125%, 02/06/34	GBP	3,000	3,168,975
Deutsche Telekom International Finance BV
	2.250%, 04/13/29	GBP	1,600	1,736,957
E.ON International Finance BV
	6.375%, 06/07/32	GBP	2,150	2,882,002
E.ON SE
	1.625%, 05/22/29	EUR	1,200	1,185,283
Fresenius Medical Care AG & Co. KGaA
	1.500%, 05/29/30	EUR	3,000	2,732,083
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		8,100	6,202,381
Fresenius SE & Co. KGaA
	2.875%, 05/24/30	EUR	2,500	2,484,365
HOWOGE Wohnungsbaugesellschaft mbH
	1.125%, 11/01/33	EUR	200	159,803
Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	12,900	15,648,810
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	5,600	6,692,121
Mercedes-Benz Finance North America LLC
Ω	2.625%, 03/10/30		170	147,106
	8.500%, 01/18/31		187	231,295
Mercedes-Benz Group AG
	1.125%, 08/08/34	EUR	1,900	1,632,831
Mercedes-Benz International Finance BV
	1.625%, 11/11/24	GBP	2,400	2,927,854
NRW Bank
	0.375%, 12/16/24	GBP	1,200	1,432,400
Volkswagen Financial Services NV
	1.875%, 12/03/24	GBP	1,000	1,211,569
	0.875%, 02/20/25	GBP	3,000	3,549,875
	4.250%, 10/09/25	GBP	600	737,053

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Volkswagen International Finance NV
	1.875%, 03/30/27	EUR	5,400	$5,498,951
Volkswagen Leasing GmbH
	0.625%, 07/19/29	EUR	5,000	4,422,026
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		3,010	2,926,774
Ω	7.125%, 04/14/30		3,908	4,025,561
TOTAL GERMANY				95,510,321
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		100	88,610
	3.625%, 03/24/32		19,800	17,629,559
TOTAL HONG KONG				17,718,169
ITALY — (1.4%)
Eni SpA
	1.500%, 01/17/27	EUR	1,000	1,019,393
	1.125%, 09/19/28	EUR	1,700	1,641,140
	3.625%, 01/29/29	EUR	312	339,636
	0.625%, 01/23/30	EUR	1,000	892,443
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,359,331
	1.750%, 07/04/29	EUR	3,800	3,635,934
Ω	4.000%, 09/23/29		2,000	1,751,632
	2.500%, 01/15/30	GBP	3,850	3,908,248
	1.350%, 02/24/31	EUR	1,400	1,189,765
	5.625%, 03/08/33	EUR	500	561,304
Italy Buoni Poliennali Del Tesoro
	5.000%, 08/01/34	EUR	4,000	4,735,610
	4.000%, 02/01/37	EUR	6,000	6,458,465
Snam SpA
	0.625%, 06/30/31	EUR	7,000	5,968,607
UniCredit SpA
	1.625%, 01/18/32	EUR	7,400	6,546,242
TOTAL ITALY				40,007,750
JAPAN — (4.1%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		209	165,037
Ω	2.500%, 02/10/41		4,000	2,642,176
Aircastle Ltd.
	4.250%, 06/15/26		3,500	3,325,429
Ω	2.850%, 01/26/28		1,500	1,299,751
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	333	311,760
Development Bank of Japan, Inc.
	4.500%, 06/06/25	GBP	9,550	11,957,386
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
Japan Finance Organization for Municipalities
	0.100%, 09/03/31	EUR	8,500	$7,055,203
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	550,000	4,048,114
	0.400%, 03/20/36	JPY	330,000	2,203,240
	0.600%, 09/20/37	JPY	2,200,000	14,824,194
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		4,053	3,590,990
	2.559%, 02/25/30		5,000	4,229,947
	3.556%, 06/15/32	EUR	4,069	4,321,541
	3.751%, 07/18/39		3,155	2,660,160
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	12,784	11,301,034
	0.797%, 04/15/30	EUR	923	822,902
	0.693%, 10/07/30	EUR	1,620	1,417,739
	2.096%, 04/08/32	EUR	2,850	2,670,014
Nissan Motor Acceptance Co. LLC
Ω	2.450%, 09/15/28		800	656,029
Nissan Motor Co. Ltd.
#Ω	4.810%, 09/17/30		6,300	5,687,434
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,168	8,658,112
NTT Finance Corp.
	0.342%, 03/03/30	EUR	3,000	2,695,014
Sumitomo Mitsui Financial Group, Inc.
#	3.944%, 07/19/28		700	655,979
	3.040%, 07/16/29		9,750	8,548,883
	0.632%, 10/23/29	EUR	2,000	1,794,530
	2.750%, 01/15/30		790	679,404
	2.130%, 07/08/30		4,000	3,248,296
#	2.222%, 09/17/31		6,000	4,766,529
Toyota Motor Finance Netherlands BV
	0.750%, 12/19/25	GBP	2,000	2,286,929
TOTAL JAPAN				118,523,756
LUXEMBOURG — (0.3%)
Prologis International Funding II SA
	2.375%, 11/14/30	EUR	4,550	4,307,778
	3.125%, 06/01/31	EUR	2,300	2,288,737
	1.625%, 06/17/32	EUR	3,000	2,571,168
TOTAL LUXEMBOURG				9,167,683
NETHERLANDS — (3.0%)
BNG Bank NV
	1.625%, 08/26/25	GBP	1,661	1,963,393
	3.300%, 04/26/29	AUD	5,000	3,111,247
	1.600%, 11/27/30	AUD	3,000	1,592,775

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		5,600	$5,429,810
Heineken NV
	4.125%, 03/23/35	EUR	1,500	1,676,859
ING Groep NV
	3.000%, 02/18/26	GBP	2,200	2,618,045
	1.375%, 01/11/28	EUR	3,100	3,076,795
	4.050%, 04/09/29		300	280,587
Koninklijke KPN NV
	5.750%, 09/17/29	GBP	1,500	1,889,061
Koninklijke Philips NV
	1.375%, 05/02/28	EUR	2,000	1,973,203
Nederlandse Waterschapsbank NV
	2.000%, 12/16/24	GBP	11,700	14,270,285
	4.500%, 06/18/25	GBP	13,000	16,304,543
	3.300%, 05/02/29	AUD	4,500	2,798,906
Shell International Finance BV
	1.625%, 01/20/27	EUR	1,408	1,442,746
	1.250%, 05/12/28	EUR	5,600	5,513,688
	0.750%, 08/15/28	EUR	2,000	1,911,952
	0.500%, 11/08/31	EUR	4,845	4,142,145
	1.875%, 04/07/32	EUR	5,000	4,766,466
TenneT Holding BV
	2.375%, 05/17/33	EUR	11,650	11,642,033
TOTAL NETHERLANDS				86,404,539
NEW ZEALAND — (0.6%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		2,000	1,968,644
Bank of New Zealand
Ω	3.500%, 02/20/24		1,750	1,726,875
New Zealand Government Bond
	0.500%, 05/15/24	NZD	22,800	13,604,187
TOTAL NEW ZEALAND				17,299,706
NORWAY — (0.6%)
Equinor ASA
	2.650%, 01/15/24		81	80,101
	6.875%, 03/11/31	GBP	7,814	11,009,141
Kommunalbanken AS
	1.000%, 12/12/24	GBP	4,760	5,732,017
	3.400%, 07/24/28	AUD	1,000	632,813
TOTAL NORWAY				17,454,072
SPAIN — (0.9%)
Autonomous Community of Madrid Spain
	1.723%, 04/30/32	EUR	6,000	5,656,248
Banco Bilbao Vizcaya Argentaria SA
	1.750%, 11/26/25	EUR	3,500	3,653,699
		Face Amount^	Value†
		(000)

SPAIN — (Continued)
Banco Santander SA
0.250%, 06/19/24	EUR	2,000	$2,126,755
3.750%, 01/16/26	EUR	2,000	2,179,346
1.000%, 11/04/31	EUR	500	440,474
Merlin Properties Socimi SA
2.375%, 09/18/29	EUR	300	290,244
Santander Holdings USA, Inc.
4.500%, 07/17/25		206	200,048
4.400%, 07/13/27		2,000	1,900,724
Santander UK PLC
4.000%, 03/13/24		103	101,630
3.875%, 10/15/29	GBP	1,478	1,718,462
Telefonica Emisiones SA
5.445%, 10/08/29	GBP	650	813,479
7.045%, 06/20/36		4,530	4,948,589
4.665%, 03/06/38		956	812,129
Telefonica Europe BV
8.250%, 09/15/30		500	576,758
TOTAL SPAIN			25,418,585
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.3%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,780,000	13,602,614
4.800%, 01/17/33	AUD	5,000	3,323,863
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	8,000	4,945,903
European Investment Bank
2.150%, 01/18/27	JPY	1,009,600	7,588,137
Inter-American Development Bank
1.375%, 12/15/24	GBP	20,634	25,004,496
International Finance Corp.
2.875%, 12/18/24	GBP	4,300	5,315,226
1.250%, 02/06/31	AUD	3,000	1,560,828
1.500%, 04/15/35	AUD	10,100	4,628,792
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			65,969,859
SWEDEN — (0.9%)
Investor AB
2.750%, 06/10/32	EUR	3,909	3,972,438
Skandinaviska Enskilda Banken AB
3.250%, 11/24/25	EUR	3,000	3,242,183
4.000%, 11/09/26	EUR	2,500	2,734,507
Swedbank AB
3.750%, 11/14/25	EUR	4,700	5,121,980
0.200%, 01/12/28	EUR	2,000	1,849,953

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Volvo Treasury AB
	4.750%, 06/15/26	GBP	6,200	$7,740,820
TOTAL SWEDEN				24,661,881
SWITZERLAND — (0.7%)
UBS AG
	0.500%, 03/31/31	EUR	4,000	3,385,511
UBS Group AG
	1.250%, 09/01/26	EUR	1,800	1,800,669
	0.875%, 11/03/31	EUR	17,900	14,746,229
	0.625%, 02/24/33	EUR	200	156,753
TOTAL SWITZERLAND				20,089,162
UNITED KINGDOM — (4.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		300	236,834
Ω	5.500%, 08/11/32		1,000	968,821
AstraZeneca PLC
	1.250%, 05/12/28	EUR	1,200	1,191,239
	5.750%, 11/13/31	GBP	450	609,255
Barclays PLC
	4.375%, 01/12/26		2,000	1,933,191
	3.250%, 02/12/27	GBP	1,657	1,916,322
	3.250%, 01/17/33	GBP	7,500	7,452,155
BAT Capital Corp.
	2.726%, 03/25/31		4,000	3,188,841
BAT International Finance PLC
	4.000%, 09/04/26	GBP	1,220	1,466,710
	1.250%, 03/13/27	EUR	1,000	1,000,768
	3.125%, 03/06/29	EUR	3,200	3,257,357
	2.250%, 01/16/30	EUR	6,500	5,986,620
BP Capital Markets PLC
	1.573%, 02/16/27	EUR	2,850	2,916,106
	1.231%, 05/08/31	EUR	4,750	4,285,656
	2.822%, 04/07/32	EUR	4,000	4,027,699
British Telecommunications PLC
	1.500%, 06/23/27	EUR	2,500	2,522,117
	5.125%, 12/04/28		1,000	984,692
	5.750%, 12/07/28	GBP	1,000	1,270,072
Ω	3.250%, 11/08/29		4,000	3,512,078
	3.125%, 11/21/31	GBP	1,500	1,588,626
Centrica PLC
	4.375%, 03/13/29	GBP	1,000	1,192,681
CK Hutchison Group Telecom Finance SA
	1.500%, 10/17/31	EUR	2,000	1,742,383
CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	2,000	2,039,076
	1.625%, 07/03/29	EUR	2,550	2,464,597
Coca-Cola Europacific Partners PLC
	1.750%, 05/26/28	EUR	1,400	1,407,814
Diageo Finance PLC
	1.500%, 10/22/27	EUR	1,000	1,015,230
	2.500%, 03/27/32	EUR	1,800	1,829,223
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
HSBC Holdings PLC
	0.875%, 09/06/24	EUR	343	$364,515
	2.625%, 08/16/28	GBP	5,164	5,700,864
	4.950%, 03/31/30		2,000	1,958,075
	Lloyds Bank Corporate Markets PLC
	1.750%, 07/11/24	GBP	3,453	4,255,656
Lloyds Banking Group PLC
	3.750%, 01/11/27		3,500	3,306,861
	1.500%, 09/12/27	EUR	2,100	2,096,181
	LSEGA Financing PLC
Ω	3.200%, 04/06/41		450	335,744
	National Grid Electricity Distribution South West PLC
	2.375%, 05/16/29	GBP	1,300	1,382,832
National Grid PLC
	0.750%, 09/01/33	EUR	5,000	3,927,910
	4.275%, 01/16/35	EUR	500	541,570
Nationwide Building Society
	3.250%, 01/20/28	GBP	1,500	1,747,475
	3.250%, 09/05/29	EUR	4,800	5,006,006
	NatWest Group PLC
	4.800%, 04/05/26		2,600	2,531,375
Rolls-Royce PLC
Ω	3.625%, 10/14/25		5,720	5,385,437
	3.375%, 06/18/26	GBP	800	929,474
	Smith & Nephew PLC
	2.032%, 10/14/30		600	483,620
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	4,200	3,796,850
	Transport for London
	4.000%, 09/12/33	GBP	5,900	6,661,939
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	685,306
Vodafone Group PLC
	4.200%, 12/13/27	AUD	1,800	1,146,577
	7.875%, 02/15/30		77	87,642
	6.150%, 02/27/37		5,000	5,204,462
	TOTAL UNITED KINGDOM			119,542,534
UNITED STATES — (44.1%)
AbbVie, Inc.
	3.800%, 03/15/25		29	28,253
	2.625%, 11/15/28	EUR	3,416	3,559,635
	2.125%, 06/01/29	EUR	1,500	1,512,436
Advance Auto Parts, Inc.
	3.900%, 04/15/30		1,400	1,221,629
#	3.500%, 03/15/32		2,600	2,117,611
	AECOM
	5.125%, 03/15/27		5,660	5,463,899
	Aetna, Inc.
	6.750%, 12/15/37		700	771,031

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
3.300%, 06/15/30		3,100	$2,627,250
Air Products & Chemicals, Inc.
4.000%, 03/03/35	EUR	7,250	8,057,867
Alabama Power Co.
2.800%, 04/01/25		30	28,703
Allstate Corp.
5.950%, 04/01/36		600	630,419
Ally Financial, Inc.
# 8.000%, 11/01/31		7,775	8,249,261
Altria Group, Inc.
2.200%, 06/15/27	EUR	4,700	4,814,608
4.800%, 02/14/29		598	583,335
3.400%, 05/06/30		400	353,828
3.125%, 06/15/31	EUR	4,118	3,900,868
2.450%, 02/04/32		612	481,708
Amazon.com, Inc.
2.875%, 05/12/41		2,000	1,528,578
American International Group, Inc.
1.875%, 06/21/27	EUR	4,075	4,137,709
American Medical Systems Europe BV
1.625%, 03/08/31	EUR	1,000	948,099
American Tower Corp.
0.875%, 05/21/29	EUR	1,000	904,387
0.950%, 10/05/30	EUR	2,000	1,739,348
1.000%, 01/15/32	EUR	3,247	2,697,515
4.050%, 03/15/32		2,725	2,462,229
American Water Capital Corp.
3.850%, 03/01/24		25	24,723
Ameriprise Financial, Inc.
4.000%, 10/15/23		43	42,804
4.500%, 05/13/32		3,000	2,870,090
AmerisourceBergen Corp.
3.400%, 05/15/24		433	424,920
Amgen, Inc.
3.125%, 05/01/25		37	35,525
4.000%, 09/13/29	GBP	1,836	2,179,918
3.350%, 02/22/32		1,655	1,456,727
3.150%, 02/21/40		2,000	1,517,528
4.950%, 10/01/41		1,500	1,380,081
Amphenol Technologies Holding GmbH
2.000%, 10/08/28	EUR	4,000	4,053,066
Aon Corp.
3.750%, 05/02/29		5,000	4,667,111
Aon Global Ltd.
4.000%, 11/27/23		47	46,727
3.500%, 06/14/24		107	104,906
2.875%, 05/14/26	EUR	1,400	1,488,042
Apache Corp.
6.000%, 01/15/37		500	471,910
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Apple, Inc.
	2.500%, 02/09/25		53	$51,037
	3.000%, 06/20/27		64	60,664
Ares Capital Corp.
	4.200%, 06/10/24		6,000	5,887,514
	3.875%, 01/15/26		4,000	3,735,958
	3.200%, 11/15/31		3,700	2,877,270
Arizona Public Service Co.
	2.600%, 08/15/29		3,900	3,384,756
	2.200%, 12/15/31		500	392,932
	5.050%, 09/01/41		700	623,456
	Arrow Electronics, Inc.
	3.875%, 01/12/28		2,203	2,049,319
	Ashland, Inc.
Ω	3.375%, 09/01/31		12,270	9,949,375
	Assurant, Inc.
	2.650%, 01/15/32		3,750	2,812,676
AT&T, Inc.
	1.800%, 09/05/26	EUR	800	822,972
	4.375%, 09/14/29	GBP	500	585,606
	2.600%, 12/17/29	EUR	1,463	1,469,708
	3.550%, 12/17/32	EUR	1,500	1,557,417
	2.550%, 12/01/33		931	719,404
	4.850%, 03/01/39		1,700	1,535,440
	3.500%, 06/01/41		255	189,866
	Autodesk, Inc.
	3.500%, 06/15/27		1,889	1,783,955
AutoNation, Inc.
	2.400%, 08/01/31		7,300	5,608,508
	3.850%, 03/01/32		8,000	6,784,217
	AutoZone, Inc.
	3.250%, 04/15/25		72	69,266
Avnet, Inc.
	4.625%, 04/15/26		65	62,861
	3.000%, 05/15/31		555	444,767
	Ball Corp.
	2.875%, 08/15/30		7,865	6,488,384
Bank of America Corp.
	4.000%, 04/01/24		72	71,182
	2.300%, 07/25/25	GBP	200	238,844
	7.000%, 07/31/28	GBP	1,500	2,023,354
	5.875%, 02/07/42		9,000	9,591,518
	Bath & Body Works, Inc.
#	5.250%, 02/01/28		2,000	1,905,273
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	1,300	1,233,404
	Belo Corp.
	7.250%, 09/15/27		1,000	985,000
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30		100	80,857
	2.000%, 03/18/34	EUR	6,500	6,018,652
Berkshire Hathaway, Inc.
	1.125%, 03/16/27	EUR	4,600	4,616,923
	0.440%, 09/13/29	JPY	2,020,000	13,604,065
	0.437%, 04/15/31	JPY	2,050,000	13,387,486
	0.472%, 01/23/32	JPY	1,100,000	7,185,615

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Black Hills Corp.
	4.350%, 05/01/33		2,250	$2,008,030
Block Financial LLC
	2.500%, 07/15/28		1,500	1,275,360
Block, Inc.
#	3.500%, 06/01/31		11,932	9,993,950
Boardwalk Pipelines LP
	3.600%, 09/01/32		1,700	1,449,774
Boeing Co.
	2.500%, 03/01/25		75	71,355
	2.950%, 02/01/30		2,000	1,751,863
Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	800	823,185
	4.750%, 11/15/34	EUR	5,000	5,796,973
BorgWarner, Inc.
	1.000%, 05/19/31	EUR	1,600	1,374,485
Boston Properties LP
	3.400%, 06/21/29		200	172,075
	2.450%, 10/01/33		3,000	2,169,490
Brighthouse Financial, Inc.
#	5.625%, 05/15/30		749	727,135
Bristol-Myers Squibb Co.
	4.125%, 06/15/39		9,000	8,083,978
Brixmor Operating Partnership LP
	2.500%, 08/16/31		2,550	1,992,142
Broadcom, Inc.
	4.300%, 11/15/32		2,700	2,463,079
Ω	3.419%, 04/15/33		1,000	836,390
Ω	3.137%, 11/15/35		205	157,271
Ω	3.500%, 02/15/41		9,600	7,146,793
Broadstone Net Lease LLC
	2.600%, 09/15/31		7,685	5,576,064
Brown & Brown, Inc.
	4.200%, 09/15/24		54	52,974
	4.500%, 03/15/29		1,800	1,701,358
Brown-Forman Corp.
	1.200%, 07/07/26	EUR	2,000	2,030,680
	2.600%, 07/07/28	GBP	1,100	1,250,769
Brunswick Corp.
	2.400%, 08/18/31		2,700	2,088,275
	4.400%, 09/15/32		10,000	8,725,656
Camden Property Trust
	4.250%, 01/15/24		5,000	4,966,573
Campbell Soup Co.
	3.300%, 03/19/25		47	45,339
Capital One Financial Corp.
	3.750%, 04/24/24		54	53,088
	3.800%, 01/31/28		4,400	4,077,283
	1.650%, 06/12/29	EUR	8,515	7,693,444
Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	2,000	1,734,246
Charles Schwab Corp.
	2.750%, 10/01/29		2,000	1,725,319
Chemours Co.
#	5.375%, 05/15/27		1,600	1,522,635
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Choice Hotels International, Inc.
	3.700%, 12/01/29		1,500	$1,331,152
Chubb INA Holdings, Inc.
	3.350%, 05/15/24		60	58,999
	0.300%, 12/15/24	EUR	750	782,071
	1.550%, 03/15/28	EUR	4,900	4,871,006
	0.875%, 12/15/29	EUR	4,000	3,653,552
	1.400%, 06/15/31	EUR	1,500	1,355,888
Cigna Group
	4.800%, 08/15/38		5,636	5,282,403
Citigroup, Inc.
	3.875%, 10/25/23		33	32,861
	1.500%, 10/26/28	EUR	1,900	1,860,550
	5.875%, 01/30/42		4,000	4,184,909
CMS Energy Corp.
	3.600%, 11/15/25		37	35,095
	3.000%, 05/15/26		58	54,281
CNO Financial Group, Inc.
	5.250%, 05/30/25		2,220	2,178,967
	5.250%, 05/30/29		2,000	1,920,606
Comcast Corp.
	0.250%, 09/14/29	EUR	1,000	899,226
	0.750%, 02/20/32	EUR	4,700	4,116,882
#	4.400%, 08/15/35		1,000	939,671
	4.600%, 10/15/38		5,000	4,645,184
	3.250%, 11/01/39		3,780	2,982,710
Conagra Brands, Inc.
	5.300%, 11/01/38		2,000	1,889,128
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		15	14,528
	5.500%, 12/01/39		1,905	1,869,778
Continental Resources, Inc.
#Ω	5.750%, 01/15/31		3,000	2,897,794
Ω	2.875%, 04/01/32		3,000	2,328,719
Corporate Office Properties LP
	2.750%, 04/15/31		2,000	1,538,746
	2.900%, 12/01/33		2,875	2,056,574
Cox Communications, Inc.
Ω	3.850%, 02/01/25		79	76,568
Ω	3.500%, 08/15/27		800	743,476
Ω	4.800%, 02/01/35		8,000	7,162,035
Ω	8.375%, 03/01/39		2,225	2,678,930
CVS Health Corp.
	3.375%, 08/12/24		174	170,076
	3.250%, 08/15/29		800	719,492
Deere & Co.
	5.375%, 10/16/29		5	5,180
Dentsply Sirona, Inc.
	3.250%, 06/01/30		5,000	4,330,161
Devon Energy Corp.
	4.750%, 05/15/42		1,000	858,779
DH Europe Finance II Sarl
	0.750%, 09/18/31	EUR	2,335	2,055,654
DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	1,300	1,308,396

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		12,700	$10,319,711
	Digital Dutch Finco BV
	1.250%, 02/01/31	EUR	1,050	904,268
Discovery Communications LLC
	3.900%, 11/15/24		63	61,308
	3.450%, 03/15/25		66	63,388
	1.900%, 03/19/27	EUR	5,700	5,764,840
#	3.625%, 05/15/30		3,000	2,643,116
	Dominion Energy, Inc.
	4.900%, 08/01/41		1,500	1,350,831
	Dover Corp.
	1.250%, 11/09/26	EUR	3,100	3,122,653
Dow Chemical Co.
	1.125%, 03/15/32	EUR	1,932	1,644,404
	4.250%, 10/01/34		2,405	2,180,112
DPL, Inc.
	4.125%, 07/01/25		940	901,225
	4.350%, 04/15/29		6,075	5,345,919
Duke Energy Corp.
	3.850%, 06/15/34	EUR	5,000	5,050,368
	3.300%, 06/15/41		1,250	920,363
	DXC Technology Co.
	1.750%, 01/15/26	EUR	2,350	2,407,960
	Eagle Materials, Inc.
	2.500%, 07/01/31		500	410,218
Eastman Chemical Co.
	3.800%, 03/15/25		51	49,554
	1.875%, 11/23/26	EUR	5,000	5,110,533
	Eaton Capital UnLtd Co.
	0.577%, 03/08/30	EUR	1,000	899,743
	Edison International
	4.125%, 03/15/28		995	935,915
Elevance Health, Inc.
	3.500%, 08/15/24		58	56,715
	4.625%, 05/15/42		1,000	904,691
	4.650%, 01/15/43		2,000	1,825,450
	Eli Lilly & Co.
	2.125%, 06/03/30	EUR	3,000	3,047,657
Emerson Electric Co.
	3.150%, 06/01/25		62	59,761
	2.000%, 10/15/29	EUR	3,000	3,007,474
	Energy Transfer LP
	3.750%, 05/15/30		4,050	3,668,381
	EnerSys
Ω	4.375%, 12/15/27		3,700	3,430,621
	Entergy Corp.
	2.800%, 06/15/30		2,000	1,700,152
	Enterprise Products Operating LLC
	3.900%, 02/15/24		24	23,755
EPR Properties
	4.950%, 04/15/28		1,500	1,347,983
	3.750%, 08/15/29		7,600	6,241,061
	3.600%, 11/15/31		6,000	4,686,304
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
EQM Midstream Partners LP
Ω	4.750%, 01/15/31		6,000	$5,356,812
Equifax, Inc.
	3.250%, 06/01/26		900	840,911
	3.100%, 05/15/30		4,800	4,124,103
Equinix, Inc.
	2.500%, 05/15/31		1,145	933,785
Equitable Holdings, Inc.
	4.350%, 04/20/28		800	759,125
Exelon Corp.
	3.950%, 06/15/25		27	26,207
Expedia Group, Inc.
	3.250%, 02/15/30		2,500	2,199,155
Exxon Mobil Corp.
	0.524%, 06/26/28	EUR	3,000	2,855,902
	0.835%, 06/26/32	EUR	3,000	2,575,391
FedEx Corp.
	1.625%, 01/11/27	EUR	2,000	2,048,712
	0.950%, 05/04/33	EUR	3,900	3,183,235
	4.900%, 01/15/34		1,300	1,274,442
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		8,000	7,778,209
Fidelity National Financial, Inc.
	3.400%, 06/15/30		2,907	2,552,164
	2.450%, 03/15/31		2,350	1,862,574
Fidelity National Information Services, Inc.
	2.000%, 05/21/30	EUR	3,000	2,905,815
	3.360%, 05/21/31	GBP	3,143	3,396,723
Fiserv, Inc.
	1.625%, 07/01/30	EUR	10,300	9,772,534
	3.000%, 07/01/31	GBP	2,000	2,103,358
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		1,500	1,283,485
Flex Ltd.
	4.875%, 06/15/29		1,944	1,862,409
	4.875%, 05/12/30		10,200	9,844,294
Flowserve Corp.
	3.500%, 10/01/30		300	257,995
	2.800%, 01/15/32		13,730	10,981,272
FMC Corp.
	5.650%, 05/18/33		1,500	1,447,281
Ford Motor Co.
	3.250%, 02/12/32		2,000	1,581,268
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		4,000	3,815,186
	5.113%, 05/03/29		2,601	2,428,735
	4.000%, 11/13/30		1,113	956,115
	3.625%, 06/17/31		1,000	826,617
Fortune Brands Innovations, Inc.
	4.000%, 03/25/32		500	445,174
Fox Corp.
	4.709%, 01/25/29		279	270,678

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	5.476%, 01/25/39		1,000	$925,332
GATX Corp.
	3.250%, 03/30/25		60	57,319
	3.250%, 09/15/26		32	29,571
	3.500%, 03/15/28		500	455,668
	3.500%, 06/01/32		3,065	2,602,685
General Mills, Inc.
	1.500%, 04/27/27	EUR	2,000	2,035,628
General Motors Co.
#	4.200%, 10/01/27		1,400	1,331,319
	6.800%, 10/01/27		1,035	1,080,284
	5.150%, 04/01/38		1,000	902,346
General Motors Financial Co. Inc.
	6.125%, 10/01/25		2,000	2,021,751
General Motors Financial Co., Inc.
	4.350%, 01/17/27		1,058	1,018,801
	3.600%, 06/21/30		1,000	873,627
	2.700%, 06/10/31		2,500	2,008,956
	3.100%, 01/12/32		1,000	817,274
Gilead Sciences, Inc.
	2.600%, 10/01/40		960	689,335
	5.650%, 12/01/41		10,700	11,167,471
GlaxoSmithKline Capital PLC
	5.250%, 12/19/33	GBP	1,388	1,796,170
Global Payments, Inc.
	2.900%, 05/15/30		2,900	2,461,393
GLP Capital LP/GLP Financing II, Inc.
	5.300%, 01/15/29		5,500	5,247,942
	3.250%, 01/15/32		1,000	816,399
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		2,500	2,473,984
	1.625%, 07/27/26	EUR	1,175	1,214,440
	2.000%, 03/22/28	EUR	2,000	2,023,815
	3.800%, 03/15/30		950	873,216
	1.875%, 12/16/30	GBP	3,000	2,944,270
	3.000%, 02/12/31	EUR	500	518,501
	0.750%, 03/23/32	EUR	6,379	5,318,078
#	6.125%, 02/15/33		2,484	2,673,092
Goodyear Tire & Rubber Co.
#	4.875%, 03/15/27		2,739	2,627,539
Graphic Packaging International LLC
Ω	4.750%, 07/15/27		1,151	1,104,424
Ω	3.500%, 03/15/28		2,879	2,582,479
Ω	3.750%, 02/01/30		4,540	3,949,800
Halliburton Co.
	2.920%, 03/01/30		300	264,890
Hanesbrands, Inc.
#Ω	4.875%, 05/15/26		7,800	7,312,961
Hasbro, Inc.
	6.350%, 03/15/40		1,350	1,375,953
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		5,400	$4,319,957
HCA, Inc.
	3.500%, 09/01/30		725	637,274
	7.500%, 11/06/33		273	299,347
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,600	1,226,748
	Home Depot, Inc.
	5.875%, 12/16/36		2,000	2,168,597
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	3,905	4,037,379
Howmet Aerospace, Inc.
	6.875%, 05/01/25		32	32,488
	6.750%, 01/15/28		700	726,720
	5.950%, 02/01/37		500	508,344
	HP, Inc.
#	6.000%, 09/15/41		10,400	10,566,287
	Humana, Inc.
	3.850%, 10/01/24		91	89,036
	Huntsman International LLC
	4.500%, 05/01/29		5,550	5,153,369
	Hyatt Hotels Corp.
	4.375%, 09/15/28		5,300	5,015,489
Intel Corp.
	2.800%, 08/12/41		1,657	1,169,096
	5.625%, 02/10/43		6,900	6,986,791
	Intercontinental Exchange, Inc.
	2.650%, 09/15/40		2,611	1,852,191
International Business Machines Corp.
	1.750%, 03/07/28	EUR	1,000	1,010,505
	1.500%, 05/23/29	EUR	500	492,206
	0.875%, 02/09/30	EUR	2,900	2,688,338
	1.750%, 01/31/31	EUR	2,123	2,044,107
	0.650%, 02/11/32	EUR	13,860	11,863,620
	2.850%, 05/15/40		1,500	1,087,499
	International Flavors & Fragrances, Inc.
Ω	3.268%, 11/15/40		1,500	1,054,844
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		274	270,791
	4.650%, 10/01/28		500	480,818
Invitation Homes Operating Partnership LP
	2.000%, 08/15/31		1,000	772,091
	2.700%, 01/15/34		2,100	1,590,409
	J M Smucker Co.
	3.500%, 03/15/25		58	56,160
	Jabil, Inc.
	3.600%, 01/15/30		1,883	1,694,834
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,671	1,317,407

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Janus Henderson U.S. Holdings, Inc.
4.875%, 08/01/25		106	$103,956
Jefferies Financial Group, Inc.
4.850%, 01/15/27		57	55,718
2.625%, 10/15/31		1,200	938,514
2.750%, 10/15/32		1,000	771,225
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r) 5.866%, 06/08/26		5,000	5,020,203
John Deere Cash Management Sarl
2.200%, 04/02/32	EUR	2,000	2,021,537
Johnson & Johnson
2.450%, 03/01/26		38	35,922
2.950%, 03/03/27		100	95,012
JPMorgan Chase & Co.
5.500%, 10/15/40		700	725,827
5.600%, 07/15/41		5,000	5,211,689
# 5.400%, 01/06/42		4,500	4,622,714
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	3,660,036
2.000%, 12/10/30		750	581,225
KB Home
4.000%, 06/15/31		6,540	5,694,378
Kellogg Co.
7.450%, 04/01/31		61	69,440
Kemper Corp.
2.400%, 09/30/30		5,200	4,033,645
3.800%, 02/23/32		3,500	2,875,679
Kilroy Realty LP
2.500%, 11/15/32		10,500	7,347,496
Kimco Realty OP LLC
1.900%, 03/01/28		400	339,317
Kinder Morgan Energy Partners LP
6.950%, 01/15/38		3,300	3,594,756
Kraft Heinz Foods Co.
2.250%, 05/25/28	EUR	200	205,538
Kroger Co.
7.500%, 04/01/31		90	102,044
6.900%, 04/15/38		1,500	1,664,394
Laboratory Corp. of America Holdings
4.000%, 11/01/23		45	44,770
3.250%, 09/01/24		500	486,819
Las Vegas Sands Corp.
3.900%, 08/08/29		9,721	8,712,851
Lazard Group LLC
4.500%, 09/19/28		1,800	1,705,081
Lear Corp.
3.800%, 09/15/27		2,076	1,950,241
4.250%, 05/15/29		1,000	944,068
Legg Mason, Inc.
3.950%, 07/15/24		55	54,061
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	5,200	$5,515,921
Ω	4.569%, 02/01/29		78	76,169
	4.625%, 12/02/30	EUR	2,000	2,151,414
Lincoln National Corp.
	3.050%, 01/15/30		7,900	6,598,989
#	3.400%, 01/15/31		127	106,390
Linde Finance BV
	0.550%, 05/19/32	EUR	5,000	4,254,308
LYB International Finance II BV
	1.625%, 09/17/31	EUR	6,500	5,828,062
Marathon Petroleum Corp.
	3.625%, 09/15/24		96	93,762
Markel Group, Inc.
	3.350%, 09/17/29		4,300	3,874,851
Marriott International, Inc.
	3.750%, 03/15/25		1,500	1,455,904
	4.000%, 04/15/28		5,901	5,581,223
	4.650%, 12/01/28		650	631,031
	2.750%, 10/15/33		250	198,495
Mars, Inc.
#Ω	3.600%, 04/01/34		595	530,298
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		97	95,073
	1.349%, 09/21/26	EUR	6,000	6,117,902
	2.375%, 12/15/31		1,900	1,552,899
Masonite International Corp.
Ω	3.500%, 02/15/30		10,200	8,591,195
McDonald's Corp.
	5.875%, 04/23/32	GBP	750	994,425
McKesson Corp.
	3.125%, 02/17/29	GBP	4,420	4,936,126
Medtronic Global Holdings SCA
	1.625%, 03/07/31	EUR	4,600	4,407,271
	1.000%, 07/02/31	EUR	4,000	3,611,014
	3.125%, 10/15/31	EUR	5,000	5,302,967
Merck & Co., Inc.
	2.750%, 02/10/25		136	131,192
MetLife, Inc.
	3.600%, 04/10/24		189	185,902
#	6.500%, 12/15/32		281	308,676
	6.375%, 06/15/34		2,200	2,396,710
	5.700%, 06/15/35		965	1,001,353
MGM Resorts International
	5.750%, 06/15/25		2,928	2,895,585
	4.625%, 09/01/26		2,693	2,554,491
Micron Technology, Inc.
	5.327%, 02/06/29		550	543,739
	2.703%, 04/15/32		500	396,622
Microsoft Corp.
	5.300%, 02/08/41		12,000	13,063,198
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		6,000	5,132,570
Ω	3.875%, 05/15/32		4,850	4,045,999

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	1,200	$1,282,927
Mondelez International, Inc.
	1.625%, 03/08/27	EUR	2,500	2,553,529
Morgan Stanley
	1.750%, 01/30/25	EUR	2,000	2,124,239
	1.375%, 10/27/26	EUR	2,550	2,584,604
	1.875%, 04/27/27	EUR	2,906	2,966,631
	7.250%, 04/01/32		1,500	1,721,197
Mosaic Co.
#	4.050%, 11/15/27		866	831,636
Motorola Solutions, Inc.
	4.600%, 02/23/28		100	97,154
	4.600%, 05/23/29		260	252,690
MPLX LP
	4.125%, 03/01/27		2,876	2,763,801
	4.000%, 03/15/28		1,500	1,418,182
	4.500%, 04/15/38		3,500	3,016,733
Mylan, Inc.
	4.200%, 11/29/23		52	51,660
Nasdaq, Inc.
	1.750%, 03/28/29	EUR	5,924	5,774,725
	0.900%, 07/30/33	EUR	1,000	805,125
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32		1,232	1,442,609
Netflix, Inc.
Ω	5.375%, 11/15/29		1,000	1,001,435
NewMarket Corp.
	2.700%, 03/18/31		3,255	2,671,985
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27		468	442,237
NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		4,700	4,402,490
Nordstrom, Inc.
#	4.000%, 03/15/27		1,500	1,359,525
#	4.375%, 04/01/30		2,300	1,940,073
NOV, Inc.
	3.600%, 12/01/29		5,000	4,476,765
Nucor Corp.
	3.125%, 04/01/32		2,300	1,992,525
NuStar Logistics LP
	5.625%, 04/28/27		432	419,181
Nuveen Finance LLC
Ω	4.125%, 11/01/24		32	31,177
Omnicom Group, Inc.
	4.200%, 06/01/30		300	279,984
OneMain Finance Corp.
	6.875%, 03/15/25		3,500	3,488,378
	7.125%, 03/15/26		5,000	4,953,044
ONEOK, Inc.
	4.000%, 07/13/27		77	73,288
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.550%, 07/15/28		1,766	$1,681,553
	4.350%, 03/15/29		3,073	2,869,799
	6.350%, 01/15/31		2,000	2,059,902
Oracle Corp.
	4.300%, 07/08/34		500	453,175
	3.800%, 11/15/37		2,000	1,624,315
	6.125%, 07/08/39		1,400	1,439,166
	3.600%, 04/01/40		2,000	1,540,386
	5.375%, 07/15/40		1,100	1,047,717
	3.650%, 03/25/41		6,000	4,626,707
Owens Corning
	4.200%, 12/01/24		2,000	1,958,153
	3.875%, 06/01/30		583	534,872
Paramount Global
	7.875%, 07/30/30		2,013	2,120,794
#	4.950%, 01/15/31		500	447,674
#	4.200%, 05/19/32		3,000	2,496,085
	5.500%, 05/15/33		400	360,552
	Parker-Hannifin Corp.
	3.300%, 11/21/24		71	68,623
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	3.400%, 11/15/26		1,589	1,469,423
	PepsiCo, Inc.
	0.875%, 07/18/28	EUR	1,500	1,468,476
	Perrigo Finance Unlimited Co.
	4.375%, 03/15/26		2,500	2,370,798
	Pfizer, Inc.
	3.900%, 03/15/39		400	354,250
Philip Morris International, Inc.
	2.875%, 05/01/24		5,800	5,685,623
	3.250%, 11/10/24		68	66,112
	0.125%, 08/03/26	EUR	2,500	2,458,318
	2.875%, 05/14/29	EUR	2,650	2,762,485
	3.375%, 08/15/29		1,600	1,448,995
	0.800%, 08/01/31	EUR	4,700	3,950,473
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		5,300	3,919,450
Plains All American Pipeline LP/PAA Finance Corp.
	3.800%, 09/15/30		5,000	4,478,392
	6.700%, 05/15/36		800	795,267
	6.650%, 01/15/37		1,700	1,740,610
	PNC Financial Services Group, Inc.
	2.550%, 01/22/30		4,600	3,883,155
PPG Industries, Inc.
	1.875%, 06/01/25	EUR	2,950	3,120,953
	1.400%, 03/13/27	EUR	1,800	1,802,201
	Primerica, Inc.
	2.800%, 11/19/31		4,350	3,608,057
Principal Financial Group, Inc.
	3.700%, 05/15/29		2,800	2,578,286
	6.050%, 10/15/36		500	513,997

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.625%, 09/15/42		1,000	$845,008
Progress Energy, Inc.
	7.750%, 03/01/31		1,130	1,275,500
	7.000%, 10/30/31		630	686,229
Prologis Euro Finance LLC
	0.625%, 09/10/31	EUR	1,493	1,251,416
	0.500%, 02/16/32	EUR	11,500	9,280,908
	Prudential Financial, Inc.
	3.000%, 03/10/40		400	302,446
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31		575	658,633
	Public Storage
	0.875%, 01/24/32	EUR	9,400	7,829,158
	PulteGroup, Inc.
	6.000%, 02/15/35		800	816,849
	Quanta Services, Inc.
	2.900%, 10/01/30		301	255,676
	Quest Diagnostics, Inc.
	3.500%, 03/30/25		4	3,870
	Radian Group, Inc.
	4.500%, 10/01/24		6,000	5,847,300
	Rayonier LP
	2.750%, 05/17/31		3,185	2,541,505
Realty Income Corp.
	4.600%, 02/06/24		2,200	2,187,232
	5.875%, 03/15/35		156	155,283
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23		45	44,905
	Revvity, Inc.
	3.300%, 09/15/29		1,100	986,465
	Rockwell Automation, Inc.
	2.875%, 03/01/25		67	64,592
Royalty Pharma PLC
	2.150%, 09/02/31		1,600	1,251,160
	3.300%, 09/02/40		900	636,254
RTX Corp.
	4.450%, 11/16/38		1,000	910,790
	4.500%, 06/01/42		3,000	2,712,980
	Ryder System, Inc.
	2.500%, 09/01/24		700	675,435
Sabra Health Care LP
	3.900%, 10/15/29		8,230	6,811,797
	3.200%, 12/01/31		3,658	2,788,601
Schlumberger Finance BV
	0.500%, 10/15/31	EUR	5,600	4,785,944
	2.000%, 05/06/32	EUR	2,900	2,780,130
Seagate HDD Cayman
	4.091%, 06/01/29		1,900	1,669,675
	4.125%, 01/15/31		9,500	7,828,950
	5.750%, 12/01/34		2,800	2,483,214
Sealed Air Corp.
Ω	4.000%, 12/01/27		1,600	1,474,008
Ω	6.875%, 07/15/33		3,492	3,651,724
	Sempra
	3.800%, 02/01/38		1,253	1,040,255
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		5,000	$4,446,003
Simon Property Group LP
	2.450%, 09/13/29		6,500	5,515,776
	2.650%, 07/15/30		7,264	6,157,566
	2.250%, 01/15/32		500	391,885
Southern Power Co.
	1.850%, 06/20/26	EUR	1,200	1,242,902
Southwest Gas Corp.
	2.200%, 06/15/30		900	733,848
Steel Dynamics, Inc.
	3.250%, 01/15/31		700	608,504
Steelcase, Inc.
	5.125%, 01/18/29		5,542	4,906,857
Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31		800	639,344
STORE Capital Corp.
	4.625%, 03/15/29		1,200	1,021,706
Stryker Corp.
	3.375%, 05/15/24		6	5,886
	2.125%, 11/30/27	EUR	5,509	5,705,688
Sutter Health
	2.294%, 08/15/30		2,400	1,986,907
Tanger Properties LP
	2.750%, 09/01/31		1,000	746,000
Tapestry, Inc.
	3.050%, 03/15/32		1,800	1,437,380
Targa Resources Corp.
	4.200%, 02/01/33		1,500	1,339,721
Taylor Morrison Communities, Inc.
Ω	5.875%, 06/15/27		100	98,437
Ω	5.750%, 01/15/28		5,000	4,873,827
Ω	5.125%, 08/01/30		2,100	1,960,350
Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,657,083
Textron, Inc.
	2.450%, 03/15/31		750	618,721
Thermo Fisher Scientific Finance I BV
	0.800%, 10/18/30	EUR	3,000	2,727,333
Thermo Fisher Scientific, Inc.
	1.450%, 03/16/27	EUR	1,000	1,020,708
	1.375%, 09/12/28	EUR	1,315	1,300,235
	0.875%, 10/01/31	EUR	8,300	7,375,916
	2.375%, 04/15/32	EUR	4,821	4,790,055
Timken Co.
	4.125%, 04/01/32		600	538,406
Toll Brothers Finance Corp.
	4.875%, 03/15/27		1,800	1,755,904
	4.350%, 02/15/28		4,018	3,800,336
	3.800%, 11/01/29		4,000	3,587,365
Travelers Cos., Inc.
	6.250%, 06/15/37		1,200	1,327,877
	5.350%, 11/01/40		500	505,816

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		3,400	$3,384,204
Trimble, Inc.
4.750%, 12/01/24		1,300	1,278,307
TWDC Enterprises 18 Corp.
4.375%, 08/16/41		1,700	1,517,580
4.125%, 12/01/41		7,011	6,088,468
U.S. Cellular Corp.
6.700%, 12/15/33		800	694,000
Under Armour, Inc.
3.250%, 06/15/26		6,250	5,728,890
United Parcel Service, Inc.
5.200%, 04/01/40		1,000	1,020,374
4.875%, 11/15/40		255	249,636
UnitedHealth Group, Inc.
4.625%, 07/15/35		1,000	979,374
3.500%, 08/15/39		5,300	4,409,792
2.750%, 05/15/40		3,000	2,214,702
Unum Group
3.875%, 11/05/25		23	21,933
4.000%, 06/15/29		5,100	4,721,342
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,173	2,062,103
3.125%, 11/22/28	EUR	3,400	3,500,605
Verizon Communications, Inc.
4.329%, 09/21/28		200	192,089
1.375%, 11/02/28	EUR	2,000	1,943,059
4.016%, 12/03/29		183	170,488
2.625%, 12/01/31	EUR	2,500	2,486,416
2.355%, 03/15/32		53	42,322
4.750%, 02/17/34	GBP	1,500	1,760,016
VF Corp.
# 2.950%, 04/23/30		2,166	1,794,541
Viatris, Inc.
3.850%, 06/22/40		12,500	8,889,032
VMware, Inc.
3.900%, 08/21/27		3,521	3,339,914
Vontier Corp.
2.950%, 04/01/31		13,875	11,008,980
Walgreens Boots Alliance, Inc.
2.125%, 11/20/26	EUR	2,700	2,756,897
# 3.200%, 04/15/30		330	280,938
Walmart, Inc.
5.250%, 09/28/35	GBP	4,886	6,366,446
Walt Disney Co.
6.400%, 12/15/35		300	334,156
4.625%, 03/23/40		1,500	1,422,646
3.500%, 05/13/40		500	408,039
Waste Management, Inc.
2.950%, 06/01/41		1,000	738,479
WEC Energy Group, Inc.
3.550%, 06/15/25		12	11,422
Wells Fargo & Co.
3.000%, 02/19/25		190	182,826
2.000%, 04/27/26	EUR	800	831,859
1.375%, 10/26/26	EUR	3,500	3,530,100
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.000%, 02/02/27	EUR	7,700	$7,582,947
	4.150%, 01/24/29		1,000	948,602
	2.500%, 05/02/29	GBP	750	793,547
	0.625%, 03/25/30	EUR	1,016	886,134
	0.625%, 08/14/30	EUR	3,461	2,991,646
	Welltower OP LLC
	3.100%, 01/15/30		1,000	872,250
Western Digital Corp.
	4.750%, 02/15/26		5,980	5,708,982
	2.850%, 02/01/29		4,800	3,857,524
Westlake Corp.
	1.625%, 07/17/29	EUR	6,000	5,515,714
	3.375%, 06/15/30		1,100	955,953
	WestRock MWV LLC
	8.200%, 01/15/30		180	205,841
	Weyerhaeuser Co.
	7.375%, 03/15/32		254	286,635
Whirlpool Corp.
	3.700%, 05/01/25		145	140,402
#	4.750%, 02/26/29		400	389,793
Whirlpool Finance Luxembourg Sarl
	1.250%, 11/02/26	EUR	1,200	1,209,869
	1.100%, 11/09/27	EUR	500	489,880
	Willis North America, Inc.
	2.950%, 09/15/29		600	521,401
	Wisconsin Electric Power Co.
	3.100%, 06/01/25		37	35,385
	WP Carey, Inc.
	2.450%, 02/01/32		1,900	1,494,747
	WRKCo, Inc.
#	4.200%, 06/01/32		2,200	2,008,653
	Xerox Corp.
#	3.800%, 05/15/24		2,050	2,009,180
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		5,000	4,797,168
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		3,875	3,614,251
	3.625%, 03/15/31		5,370	4,602,914
	TOTAL UNITED STATES			1,274,840,230
	TOTAL BONDS			2,455,291,788
U.S. TREASURY OBLIGATIONS — (4.6%)
	U.S. Treasury Bills
∞	4.733%, 12/28/23		16,200	15,847,066
U.S. Treasury Notes
	0.125%, 12/15/23		26,000	25,506,406
	2.250%, 12/31/23		8,000	7,896,250
	2.500%, 01/31/24		7,000	6,900,195
	2.125%, 02/29/24		5,500	5,397,734
	2.125%, 03/31/24		33,500	32,788,125
	2.250%, 03/31/24		14,500	14,204,902
	2.500%, 04/30/24		13,000	12,721,719
	2.500%, 05/15/24		8,000	7,820,625

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

3.000%, 06/30/24		5,000	$4,892,383
TOTAL U.S. TREASURY OBLIGATIONS			133,975,405
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
UNITED KINGDOM — (0.1%)
U.K. Treasury Bills
∞ 5.848%, 01/08/24	GBP	2,796	3,502,349
TOTAL INVESTMENT SECURITIES (Cost $3,116,452,801)			2,838,501,894

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	4,473,058	$51,739,867
TOTAL INVESTMENTS — (100.0%)
(Cost $3,168,187,947)^^			$2,890,241,761
As of July 31, 2023, DFA Global Core Plus Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	1,151,073	USD	1,465,266	Bank of New York Mellon	08/07/23	$12,002
EUR	341,057	USD	371,271	Citibank, N.A.	08/07/23	3,811
GBP	5,866,634	USD	7,528,327	State Street Bank and Trust	08/07/23	816
USD	1,456,734	AUD	2,150,054	Citibank, N.A.	08/08/23	12,244
USD	1,924,077	AUD	2,792,358	Societe Generale	08/08/23	48,062
USD	74,471,216	GBP	57,676,786	Citibank, N.A.	08/14/23	447,258
USD	98,215,056	EUR	88,982,588	Societe Generale	08/14/23	322,659
USD	10,987,956	GBP	8,479,197	State Street Bank and Trust	08/14/23	105,524
USD	38,778,276	AUD	56,834,966	HSBC Bank	08/18/23	581,249
EUR	11,887,503	USD	12,996,076	Citibank, N.A.	08/23/23	87,361
USD	114,414,819	EUR	103,826,735	HSBC Bank	08/23/23	142,669
EUR	5,745,983	USD	6,314,472	State Street Bank and Trust	08/23/23	9,581
USD	10,284,961	EUR	9,138,858	State Street Bank and Trust	08/23/23	226,694
USD	36,180,884	AUD	53,571,072	Bank of New York Mellon	08/28/23	165,078
USD	103,701,154	EUR	93,741,902	State Street Bank and Trust	08/28/23	503,687
USD	5,214,912	CAD	6,872,514	Royal Bank of Canada	08/30/23	1,045
USD	37,735,955	AUD	55,454,434	Societe Generale	08/30/23	451,409
USD	85,914,758	GBP	66,264,033	State Street Bank and Trust	08/30/23	863,370
USD	96,462,041	EUR	86,470,310	UBS AG	08/30/23	1,260,510
USD	98,049,881	EUR	88,784,676	State Street Bank and Trust	09/29/23	154,361
USD	74,086,902	JPY	10,257,897,652	State Street Bank and Trust	10/10/23	1,201,167
USD	5,013,933	JPY	701,326,160	Citibank, N.A.	10/20/23	22,931
Total Appreciation						$6,623,488
USD	97,254,068	EUR	88,784,676	Citibank, N.A.	08/01/23	$(364,717)
EUR	88,784,676	USD	97,767,910	State Street Bank and Trust	08/01/23	(149,124)
USD	69,826,171	GBP	54,669,064	Bank of New York Mellon	08/07/23	(335,216)
USD	106,483,944	EUR	97,623,445	Bank of New York Mellon	08/07/23	(878,590)
GBP	5,934,738	USD	7,737,274	Societe Generale	08/07/23	(120,728)
USD	70,247,643	GBP	55,321,198	State Street Bank and Trust	08/07/23	(750,682)
EUR	3,109,271	USD	3,422,835	State Street Bank and Trust	08/07/23	(3,377)
GBP	2,236,974	USD	2,934,252	UBS AG	08/07/23	(63,356)
USD	22,075,134	AUD	33,090,333	Societe Generale	08/08/23	(156,236)
AUD	2,275,605	USD	1,537,120	Citibank, N.A.	08/18/23	(7,757)
USD	94,650,596	EUR	86,465,053	State Street Bank and Trust	08/22/23	(508,653)
USD	6,581,051	NZD	10,681,218	State Street Bank and Trust	08/22/23	(53,293)
EUR	229,310	USD	255,555	Citibank, N.A.	08/23/23	(3,176)

DFA Global Core Plus Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	7,941,367	CAD	10,504,437	HSBC Bank	08/30/23	$(27,877)
USD	13,355,266	CAD	17,670,119	Societe Generale	08/30/23	(50,258)
USD	6,932,415	NZD	11,205,316	State Street Bank and Trust	09/06/23	(27,611)
USD	16,218,171	DKK	109,837,454	State Street Bank and Trust	09/28/23	(43,323)
USD	105,511,161	EUR	96,394,127	HSBC Bank	10/02/23	(790,681)
EUR	2,133,983	USD	2,406,310	State Street Bank and Trust	10/02/23	(52,989)
Total (Depreciation)						$(4,387,644)
Total Appreciation (Depreciation)						$2,235,844
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$245,732,352	—	$245,732,352
Bonds
Australia	—	166,853,921	—	166,853,921
Austria	—	687,569	—	687,569
Belgium	—	2,856,068	—	2,856,068
Canada	—	150,261,994	—	150,261,994
Denmark	—	22,625,879	—	22,625,879
Finland	—	27,029,520	—	27,029,520
France	—	152,368,590	—	152,368,590
Germany	—	95,510,321	—	95,510,321
Hong Kong	—	17,718,169	—	17,718,169
Italy	—	40,007,750	—	40,007,750
Japan	—	118,523,756	—	118,523,756
Luxembourg	—	9,167,683	—	9,167,683
Netherlands	—	86,404,539	—	86,404,539
New Zealand	—	17,299,706	—	17,299,706
Norway	—	17,454,072	—	17,454,072
Spain	—	25,418,585	—	25,418,585
Supranational Organization Obligations	—	65,969,859	—	65,969,859
Sweden	—	24,661,881	—	24,661,881
Switzerland	—	20,089,162	—	20,089,162
United Kingdom	—	119,542,534	—	119,542,534
United States	—	1,274,840,230	—	1,274,840,230
U.S. Treasury Obligations	—	133,975,405	—	133,975,405
Foreign Sovereign Obligations	—	3,502,349	—	3,502,349
Securities Lending Collateral	—	51,739,867	—	51,739,867
Forward Currency Contracts**	—	2,235,844	—	2,235,844
TOTAL	—	$2,892,477,605	—	$2,892,477,605
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.6%)
BRAZIL — (4.5%)
	AES Brasil Energia SA	96,049	$241,303
	Allied Tecnologia SA	11,000	15,934
	Alupar Investimento SA	38,888	239,557
	Ambev SA, ADR	235,404	734,460
	Ambipar Participacoes e Empreendimentos SA	4,200	18,687
*	Anima Holding SA	46,900	47,706
	Arezzo Industria e Comercio SA	8,860	154,388
	Atacadao SA	144,020	417,860
	Auren Energia SA	89,204	264,099
	B3 SA - Brasil Bolsa Balcao	606,753	1,911,841
	Banco Bradesco SA	139,540	438,206
	Banco BTG Pactual SA	181,892	1,308,199
	Banco do Brasil SA	119,386	1,216,645
	Banco Santander Brasil SA	46,461	280,608
	BB Seguridade Participacoes SA	90,754	597,254
	Bemobi Mobile Tech SA	13,617	38,875
*	Blau Farmaceutica SA	6,879	30,229
*	Braskem SA, ADR, Class A	4,311	45,783
	Brisanet Participacoes SA	21,500	13,731
*	C&A Modas SA	10,100	12,174
	Caixa Seguridade Participacoes SA	126,021	287,553
	Camil Alimentos SA	37,242	57,335
	CCR SA	445,633	1,252,437
	Centrais Eletricas Brasileiras SA	46,216	377,742
	Cia Brasileira de Aluminio	16,100	18,045
*	Cia Brasileira de Distribuicao	51,323	224,665
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	28,788	353,705
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	14,704	179,536
	Cia de Saneamento de Minas Gerais Copasa MG	42,300	181,053
	Cia de Saneamento do Parana	61,000	194,302
	Cia Energetica de Minas Gerais, Sponsored ADR	9,203	24,204
	Cia Energetica de Minas Gerais	82,570	321,986
	Cia Paranaense de Energia	59,545	103,004
	Cia Paranaense de Energia, Class B	9,600	83,784
	Cielo SA	472,418	471,544
*	Clear Sale SA	8,700	10,248
	CM Hospitalar SA	2,400	10,760
*	Cogna Educacao SA	475,776	337,055
*	Construtora Tenda SA	28,088	71,219
	Cosan SA	154,078	649,710
	CPFL Energia SA	22,741	172,069
	Cury Construtora e Incorporadora SA	30,899	116,114
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	131,377	661,782
	Dexco SA	98,281	173,960
	Diagnosticos da America SA	7,623	21,682
	Dimed SA Distribuidora da Medicamentos	22,448	62,710
	Direcional Engenharia SA	35,072	156,494
	EcoRodovias Infraestrutura e Logistica SA	73,109	126,931
*	Embraer SA	244,052	955,306
	Empreendimentos Pague Menos SA	19,225	17,157
	Energisa SA	79,820	847,193
	Equatorial Energia SA	244,708	1,735,661
	Eternit SA	10,926	24,769
	Even Construtora e Incorporadora SA	59,880	93,579
	Ez Tec Empreendimentos e Participacoes SA	40,196	184,712

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Fleury SA	133,970	$456,413
	Fras-Le SA	12,182	34,624
	Gerdau SA, Sponsored ADR	57,425	353,161
Ω	GPS Participacoes e Empreendimentos SA	49,307	181,744
	Grazziotin SA	103	622
	Grendene SA	49,721	79,070
	Grupo De Moda Soma SA	78,456	186,486
*	Grupo Mateus SA	96,585	161,766
	Grupo SBF SA	28,416	79,382
	Guararapes Confeccoes SA	19,565	30,245
*Ω	Hapvida Participacoes e Investimentos SA	1,252,270	1,271,138
*	Hidrovias do Brasil SA	33,300	28,027
	Hypera SA	79,631	728,488
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	11,000	55,294
*	International Meal Co. Alimentacao SA, Class A	60,698	34,015
	Iochpe-Maxion SA	31,000	90,796
	Irani Papel e Embalagem SA	33,400	72,044
*	IRB-Brasil Resseguros SA	19,994	173,862
	Itau Unibanco Holding SA	45,535	238,328
	JHSF Participacoes SA	91,696	109,366
	JSL SA	1,648	3,433
	Kepler Weber SA	41,740	82,884
	Klabin SA	390,614	1,899,894
	Lavvi Empreendimentos Imobiliarios SA	12,800	22,846
	Localiza Rent a Car SA	111,923	1,591,007
Ω	Locaweb Servicos de Internet SA	76,496	119,870
	LOG Commercial Properties e Participacoes SA	6,900	31,226
*	Log-in Logistica Intermodal SA	6,000	63,645
*	Lojas Quero Quero SA	60,200	85,041
	Lojas Renner SA	150,315	596,015
	M Dias Branco SA	14,332	126,476
*	Magazine Luiza SA	551,822	390,929
	Mahle Metal Leve SA	6,500	62,392
	Marcopolo SA	38,000	33,108
	Melnick Even Desenvolvimento Imobiliario SA	16,200	16,444
	Mills Estruturas e Servicos de Engenharia SA	30,900	81,289
*	Moura Dubeux Engenharia SA	10,100	23,345
	Movida Participacoes SA	82,411	198,849
	MRV Engenharia e Participacoes SA	128,180	376,781
*	Multilaser Industrial SA	59,683	42,281
	Multiplan Empreendimentos Imobiliarios SA	6,214	34,705
*	Natura & Co. Holding SA	294,848	1,139,175
#*	Natura & Co. Holding SA, ADR	15,400	117,964
	Neoenergia SA	54,109	223,702
	Odontoprev SA	97,297	252,257
*	Omega Energia SA	90,708	224,625
	Ouro Fino Saude Animal Participacoes SA	1,600	8,354
	Pet Center Comercio e Participacoes SA	37,800	55,956
	Plano & Plano Desenvolvimento Imobiliario SA	7,800	18,771
	Porto Seguro SA	82,218	497,785
	Portobello SA	16,400	29,098
	Positivo Tecnologia SA	30,352	52,954
	Qualicorp Consultoria e Corretora de Seguros SA	76,724	69,605
	Raia Drogasil SA	309,398	1,895,482
Ω	Rede D'Or Sao Luiz SA	135,322	1,030,203
	Romi SA	10,001	30,201
	Rumo SA	50,500	248,188
	Santos Brasil Participacoes SA	78,291	159,107
	Sendas Distribuidora SA, ADR	11,965	171,817

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Sendas Distribuidora SA	230,650	$657,014
	SIMPAR SA	101,351	209,614
	Sinqia SA	11,600	65,375
	Suzano SA	167,182	1,699,485
	Tegma Gestao Logistica SA	9,500	45,021
	Telefonica Brasil SA	23,200	206,598
#	Telefonica Brasil SA, ADR	24,725	222,030
	TIM SA	292,420	886,768
	TOTVS SA	66,708	417,141
	Transmissora Alianca de Energia Eletrica SA	80,252	610,959
	Tres Tentos Agroindustrial SA	11,300	30,229
	Trisul SA	40,600	52,717
	Tupy SA	4,200	24,132
	Ultrapar Participacoes SA	232,895	930,349
	Ultrapar Participacoes SA, Sponsored ADR	61,736	243,857
	Unipar Carbocloro SA	8,960	141,920
	Usinas Siderurgicas de Minas Gerais SA Usiminas	6,561	10,184
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	19,000	60,913
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	81,746	206,407
*	Via SA	542,059	247,602
	Vibra Energia SA	298,059	1,079,725
	Vivara Participacoes SA	15,400	95,746
	Vulcabras Azaleia SA	13,500	56,013
	WEG SA	187,278	1,580,997
	Wilson Sons Holdings Brasil SA	39,949	111,853
*	XP, Inc., BDR	2,473	66,568
*	YDUQS Participacoes SA	36,064	169,233
*	Zamp SA	27,041	25,275
TOTAL BRAZIL			45,213,845
CHILE — (0.6%)
	Aguas Andinas SA, Class A	702,233	246,091
	Banco de Chile	1,082,723	120,540
	Banco de Chile, ADR	21,744	485,975
	Banco de Credito e Inversiones SA	11,742	352,703
	Banco Santander Chile, ADR	7,781	164,179
	Banco Santander Chile	3,479,149	185,747
	Besalco SA	118,298	70,137
	Camanchaca SA	228,863	13,851
	CAP SA	17,445	133,081
	Cencosud SA	241,519	519,055
	Cencosud Shopping SA	61,000	111,247
	Cia Cervecerias Unidas SA	29,430	244,015
	Embotelladora Andina SA, ADR, Class B	2,609	42,866
	Empresa Nacional de Telecomunicaciones SA	36,732	147,638
	Empresas CMPC SA	215,617	425,608
	Empresas COPEC SA	45,747	350,895
	Empresas Hites SA	95,679	12,500
*	Enel Americas SA	1,269,894	171,651
	Falabella SA	62,530	172,919
	Forus SA	22,023	43,154
	Grupo Security SA	409,448	117,864
	Instituto de Diagnostico SA	1,346	2,326
	Inversiones Aguas Metropolitanas SA	133,959	110,015
	Inversiones La Construccion SA	7,731	54,369
	Masisa SA	657,534	19,124
	Multiexport Foods SA	74,232	18,042
	Parque Arauco SA	133,407	213,879

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	PAZ Corp. SA	19,614	$13,372
	Plaza SA	43,864	70,584
	Ripley Corp. SA	224,629	48,865
	Salfacorp SA	182,941	100,066
	Sigdo Koppers SA	84,902	129,031
	SMU SA	976,725	184,530
	Sociedad Matriz SAAM SA	1,197,624	129,906
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	9,316	686,496
	Socovesa SA	15,493	2,369
	SONDA SA	176,889	94,249
	Vina Concha y Toro SA	102,802	139,570
TOTAL CHILE			6,148,509
CHINA — (28.7%)
*	360 Security Technology, Inc., Class A	59,500	98,905
*	361 Degrees International Ltd.	219,000	121,194
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	51,600	194,386
Ω	3SBio, Inc.	356,500	343,433
	AAC Technologies Holdings, Inc.	95,000	217,650
	Accelink Technologies Co. Ltd., Class A	13,100	55,740
	ADAMA Ltd., Class A	25,800	31,295
	Addsino Co. Ltd., Class A	27,000	36,394
	Advanced Technology & Materials Co. Ltd., Class A	17,320	22,387
	AECC Aero-Engine Control Co. Ltd., Class A	12,800	41,563
	AECC Aviation Power Co. Ltd., Class A	11,400	64,580
	Aerospace Hi-Tech Holdings Group Ltd., Class A	7,900	11,463
#*	Agile Group Holdings Ltd.	376,000	67,107
*	Agora, Inc., ADR	7,535	24,338
	Agricultural Bank of China Ltd., Class H	4,879,000	1,774,712
	Aier Eye Hospital Group Co. Ltd., Class A	68,758	194,027
	Aisino Corp., Class A	19,300	35,831
	Ajisen China Holdings Ltd.	95,000	12,243
Ω	Ak Medical Holdings Ltd.	72,000	71,895
*	Alibaba Group Holding Ltd., Sponsored ADR	69,011	7,050,164
*	Alibaba Group Holding Ltd.	1,195,000	15,271,356
#*	Alibaba Health Information Technology Ltd.	508,000	364,753
*	Alibaba Pictures Group Ltd.	5,350,000	328,967
Ω	A-Living Smart City Services Co. Ltd.	146,750	105,423
	All Winner Technology Co. Ltd., Class A	11,660	43,998
*Ω	Alliance International Education Leasing Holdings Ltd.	27,000	17,405
	Allmed Medical Products Co. Ltd., Class A	14,300	21,541
*	Amlogic Shanghai Co. Ltd., Class A	6,431	79,413
	Amoy Diagnostics Co. Ltd., Class A	7,380	24,948
	Angel Yeast Co. Ltd., Class A	11,900	61,775
	Anhui Anke Biotechnology Group Co. Ltd., Class A	36,800	53,633
	Anhui Construction Engineering Group Co. Ltd., Class A	54,000	42,896
	Anhui Expressway Co. Ltd., Class H	88,000	88,632
	Anhui Guangxin Agrochemical Co. Ltd., Class A	34,468	93,318
	Anhui Gujing Distillery Co. Ltd., Class A	2,700	102,837
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,540	99,542
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	28,200	30,743
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	59,440	44,044
	Anhui Jinhe Industrial Co. Ltd., Class A	11,200	37,823
	Anhui Kouzi Distillery Co. Ltd., Class A	16,100	137,483
*	Anhui Tatfook Technology Co. Ltd., Class A	15,000	20,224
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	19,800	20,519
	Anhui Xinhua Media Co. Ltd., Class A	14,100	15,655
	Anhui Yingjia Distillery Co. Ltd., Class A	8,500	83,189
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	26,300	49,843

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	728	$15,153
	Anjoy Foods Group Co. Ltd., Class A	1,500	32,444
	Anker Innovations Technology Co. Ltd., Class A	2,400	27,301
	ANTA Sports Products Ltd.	206,200	2,443,658
*	Anton Oilfield Services Group	1,062,000	61,312
*	Aoshikang Technology Co. Ltd., Class A	7,200	35,083
*	Aotecar New Energy Technology Co. Ltd., Class A	45,000	17,587
	Apeloa Pharmaceutical Co. Ltd., Class A	27,100	66,907
	APT Satellite Holdings Ltd.	62,000	18,698
*Ω	Archosaur Games, Inc.	77,000	42,969
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	16,900	64,802
Ω	AsiaInfo Technologies Ltd.	64,000	90,333
	Asymchem Laboratories Tianjin Co. Ltd., Class A	5,200	90,788
	Avary Holding Shenzhen Co. Ltd., Class A	30,300	103,961
	AVIC Industry-Finance Holdings Co. Ltd., Class A	100,500	57,898
	AviChina Industry & Technology Co. Ltd., Class H	789,000	395,276
	AVICOPTER PLC, Class A	8,800	50,129
	Bafang Electric Suzhou Co. Ltd., Class A	700	5,981
Ω	BAIC Motor Corp. Ltd., Class H	511,500	142,402
*	Baidu, Inc., Sponsored ADR	8,912	1,390,183
*	Baidu, Inc., Class A	97,750	1,911,089
Ω	BAIOO Family Interactive Ltd.	372,000	17,481
	Bank of Beijing Co. Ltd., Class A	86,800	56,738
	Bank of Changsha Co. Ltd., Class A	58,200	67,027
	Bank of Chengdu Co. Ltd., Class A	60,600	120,113
	Bank of China Ltd., Class H	9,193,000	3,409,664
	Bank of Chongqing Co. Ltd., Class H	233,000	126,208
	Bank of Communications Co. Ltd., Class H	1,498,000	904,987
	Bank of Guiyang Co. Ltd., Class A	65,936	52,463
	Bank of Hangzhou Co. Ltd., Class A	36,000	61,851
	Bank of Jiangsu Co. Ltd., Class A	110,780	112,064
	Bank of Nanjing Co. Ltd., Class A	74,622	89,583
	Bank of Ningbo Co. Ltd., Class A	50,010	204,133
	Bank of Shanghai Co. Ltd., Class A	70,000	60,455
	Bank of Suzhou Co. Ltd., Class A	33,130	33,124
*	Bank of Tianjin Co. Ltd., Class H	54,000	11,032
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	47,916	6,214
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	15,900	11,536
*	Baoye Group Co. Ltd., Class H	66,000	33,996
*	Baozun, Inc., Sponsored ADR	13,006	67,111
*	Baozun, Inc., Class A	14,300	24,241
	Beibuwan Port Co. Ltd., Class A	31,000	35,629
*	BeiGene Ltd., ADR	1,193	255,564
*	BeiGene Ltd.	19,400	321,313
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	2,860	16,706
	Beijing Capital Development Co. Ltd., Class A	56,800	37,555
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	148,370	62,342
	Beijing Career International Co. Ltd., Class A	3,100	16,260
	Beijing Certificate Authority Co. Ltd., Class A	3,150	13,655
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	25,136
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	24,776
	Beijing Easpring Material Technology Co. Ltd., Class A	3,721	25,741
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	12,000	51,743
	Beijing Energy International Holding Co. Ltd.	1,748,000	46,572
	Beijing Enlight Media Co. Ltd., Class A	43,400	50,946
	Beijing Enterprises Holdings Ltd.	144,000	572,722
	Beijing Enterprises Water Group Ltd.	1,268,000	309,399
*	Beijing Haixin Energy Technology Co. Ltd., Class A	42,100	21,523
*	Beijing Hezong Science & Technology Co. Ltd., Class A	28,200	18,807

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	3,238	$71,541
*	Beijing Jetsen Technology Co. Ltd., Class A	107,200	84,805
	Beijing Jingyuntong Technology Co. Ltd., Class A	24,900	19,187
	Beijing Kingsoft Office Software, Inc., Class A	1,236	70,341
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	4,200	19,837
*	Beijing North Star Co. Ltd., Class H	198,000	22,931
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	46,300	16,004
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	41,200	57,197
	Beijing Roborock Technology Co. Ltd., Class A	1,660	64,170
*	Beijing Shiji Information Technology Co. Ltd., Class A	18,870	36,770
*	Beijing Sinnet Technology Co. Ltd., Class A	49,200	71,149
	Beijing SL Pharmaceutical Co. Ltd., Class A	19,200	26,076
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	35,700	28,446
	Beijing Strong Biotechnologies, Inc., Class A	7,900	21,989
	Beijing Tiantan Biological Products Corp. Ltd., Class A	12,360	43,273
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	128,000	228,256
	Beijing Tongrentang Co. Ltd., Class A	4,800	34,295
	Beijing Ultrapower Software Co. Ltd., Class A	36,401	52,885
	Beijing United Information Technology Co. Ltd., Class A	22,972	123,206
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	38,000	11,162
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	7,273	70,617
*	Beijing Watertek Information Technology Co. Ltd., Class A	40,200	18,023
	Beijing Yanjing Brewery Co. Ltd., Class A	16,300	25,798
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,800	39,482
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	20,520	34,792
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	120,100	92,029
	Beken Corp., Class A	3,600	14,439
	Bestsun Energy Co. Ltd., Class A	28,200	18,676
	Bethel Automotive Safety Systems Co. Ltd., Class A	4,600	58,337
	Betta Pharmaceuticals Co. Ltd., Class A	4,300	32,787
	BGI Genomics Co. Ltd., Class A	5,400	45,413
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,376	75,381
*	Bilibili, Inc., Class Z	32,760	623,090
	Binhai Investment Co. Ltd.	46,000	9,737
	Black Peony Group Co. Ltd., Class A	20,700	19,712
	Bloomage Biotechnology Corp. Ltd., Class A	3,409	46,576
Ω	Blue Moon Group Holdings Ltd.	96,500	50,184
	Blue Sail Medical Co. Ltd., Class A	24,900	25,243
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	89,200	110,358
Ω	BOC Aviation Ltd.	51,400	430,843
	BOC International China Co. Ltd., Class A	18,400	29,258
	BOE Technology Group Co. Ltd., Class A	586,700	347,641
	BOE Varitronix Ltd.	97,000	148,143
*	Bohai Leasing Co. Ltd., Class A	149,500	51,065
	Bosideng International Holdings Ltd.	1,490,000	683,081
	Bright Dairy & Food Co. Ltd., Class A	29,900	46,014
	BrightGene Bio-Medical Technology Co. Ltd., Class A	6,773	19,484
††	Brilliance China Automotive Holdings Ltd.	716,000	383,698
	B-Soft Co. Ltd., Class A	32,770	33,496
*	BTG Hotels Group Co. Ltd., Class A	5,800	17,087
#*	Burning Rock Biotech Ltd., ADR	5,610	10,098
	BYD Co. Ltd., Class H	57,500	2,048,036
	BYD Electronic International Co. Ltd.	205,000	791,416
	By-health Co. Ltd., Class A	19,900	58,942
	C C Land Holdings Ltd.	321,000	65,938
	C&D International Investment Group Ltd.	249,584	681,825
	Cabbeen Fashion Ltd.	59,000	6,202

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Caitong Securities Co. Ltd., Class A	53,950	$63,054
	Camel Group Co. Ltd., Class A	34,000	44,255
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	52,600	34,104
	Canmax Technologies Co. Ltd., Class A	20,670	93,176
	Canny Elevator Co. Ltd., Class A	12,500	15,577
Ω	CanSino Biologics, Inc., Class H	3,600	13,593
	Capinfo Co. Ltd., Class H	204,000	9,550
*	Capital Environment Holdings Ltd.	614,000	10,147
	Castech, Inc., Class A	9,600	34,349
	CECEP Solar Energy Co. Ltd., Class A	89,900	83,089
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	32,100	12,089
	CECEP Wind-Power Corp., Class A	260,430	133,449
	Central China Management Co. Ltd.	227,000	11,170
	Central China Securities Co. Ltd., Class H	402,000	65,021
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	15,664
	CETC Digital Technology Co. Ltd., Class A	5,330	16,471
	CETC Potevio Science&Technology Co. Ltd., Class A	7,300	23,462
	CGN Nuclear Technology Development Co. Ltd., Class A	22,300	25,565
Ω	CGN Power Co. Ltd., Class H	1,287,000	315,882
	Changchun Faway Automobile Components Co. Ltd., Class A	11,474	14,188
	Changchun High & New Technology Industry Group, Inc., Class A	6,200	130,527
	Changjiang Securities Co. Ltd., Class A	39,100	36,530
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	12,000	4,899
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	2,500	50,107
*	Chanjet Information Technology Co. Ltd., Class H	26,100	14,768
	Chaowei Power Holdings Ltd.	107,000	20,952
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,200	64,632
*	Chen Lin Education Group Holdings Ltd.	66,000	17,013
	Cheng De Lolo Co. Ltd., Class A	40,100	51,660
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,800	15,865
*	Chengdu CORPRO Technology Co. Ltd., Class A	8,000	24,061
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	9,200	20,326
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,300	19,388
	Chengdu Hongqi Chain Co. Ltd., Class A	25,300	21,747
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	9,200	18,652
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	7,600	17,095
	Chengdu Kanghua Biological Products Co. Ltd., Class A	1,200	9,929
	Chengdu Leejun Industrial Co. Ltd., Class A	9,780	10,570
	Chengdu Wintrue Holding Co. Ltd., Class A	31,800	43,079
	Chengdu Xingrong Environment Co. Ltd., Class A	54,100	42,790
*	Chengtun Mining Group Co. Ltd., Class A	66,800	48,555
	Chenguang Biotech Group Co. Ltd., Class A	10,000	24,042
	Chengxin Lithium Group Co. Ltd., Class A	17,800	68,655
	Chengzhi Co. Ltd., Class A	35,500	41,063
	China Aircraft Leasing Group Holdings Ltd.	117,000	66,282
*	China Anchu Energy Storage Group Ltd.	281,000	18,365
	China Automotive Engineering Research Institute Co. Ltd., Class A	15,600	51,268
	China Baoan Group Co. Ltd., Class A	33,400	53,899
	China Bester Group Telecom Co. Ltd., Class A	4,900	10,974
	China BlueChemical Ltd., Class H	454,000	113,474
#*Ω	China Bohai Bank Co. Ltd., Class H	225,500	35,015
	China CAMC Engineering Co. Ltd., Class A	19,900	33,408
	China CITIC Bank Corp. Ltd., Class H	1,486,000	718,621
	China Communications Services Corp. Ltd., Class H	760,000	361,544
*	China Conch Environment Protection Holdings Ltd.	330,500	100,678
	China Conch Venture Holdings Ltd.	448,000	561,057
	China Construction Bank Corp., Class H	7,042,000	4,104,489
	China CSSC Holdings Ltd., Class A	25,400	118,774
	China Datang Corp. Renewable Power Co. Ltd., Class H	798,000	260,093

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Design Group Co. Ltd., Class A	16,900	$22,040
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	834,000	133,227
	China Dongxiang Group Co. Ltd.	754,000	31,560
#Ω	China East Education Holdings Ltd.	50,000	22,666
	China Electronics Huada Technology Co. Ltd.	214,000	39,951
	China Electronics Optics Valley Union Holding Co. Ltd.	776,000	31,948
	China Energy Engineering Corp. Ltd., Class H	416,000	53,458
	China Everbright Bank Co. Ltd., Class H	693,000	206,451
#Ω	China Everbright Greentech Ltd.	99,000	16,427
	China Everbright Ltd.	458,000	300,519
Ω	China Feihe Ltd.	714,000	437,553
	China Film Co. Ltd., Class A	20,400	43,435
	China Foods Ltd.	234,000	88,423
	China Galaxy Securities Co. Ltd., Class H	837,500	489,992
	China Gas Holdings Ltd.	900,800	1,009,072
#	China Gold International Resources Corp. Ltd.	58,900	237,786
	China Great Wall Securities Co. Ltd., Class A	30,800	38,376
	China Greatwall Technology Group Co. Ltd., Class A	21,800	37,398
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	35,400	61,868
#	China Harmony Auto Holding Ltd.	245,500	23,722
	China Harzone Industry Corp. Ltd., Class A	24,300	29,705
*	China High Speed Railway Technology Co. Ltd., Class A	45,900	15,741
*	China High Speed Transmission Equipment Group Co. Ltd.	109,000	37,091
Ω	China International Capital Corp. Ltd., Class H	334,400	740,073
	China International Marine Containers Group Co. Ltd., Class H	215,490	128,304
#	China Isotope & Radiation Corp.	18,600	35,555
	China Jinmao Holdings Group Ltd.	1,769,414	290,780
	China Jushi Co. Ltd., Class A	122,071	253,887
	China Lesso Group Holdings Ltd.	340,000	232,306
	China Life Insurance Co. Ltd., Class H	338,000	593,396
	China Lilang Ltd.	145,000	76,908
*Ω	China Literature Ltd.	133,800	609,572
*††	China Maple Leaf Educational Systems Ltd.	82,000	704
	China Medical System Holdings Ltd.	716,000	1,205,711
	China Meheco Co. Ltd., Class A	41,620	76,680
	China Meidong Auto Holdings Ltd.	74,000	81,180
	China Mengniu Dairy Co. Ltd.	317,000	1,204,026
	China Merchants Bank Co. Ltd., Class H	561,000	2,789,701
	China Merchants Land Ltd.	606,000	34,240
	China Merchants Port Holdings Co. Ltd.	424,846	584,481
	China Merchants Property Operation & Service Co. Ltd., Class A	25,547	58,252
Ω	China Merchants Securities Co. Ltd., Class H	66,540	67,445
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	68,000	135,817
	China Minsheng Banking Corp. Ltd., Class H	864,000	329,326
	China National Accord Medicines Corp. Ltd., Class A	16,590	80,254
	China National Chemical Engineering Co. Ltd., Class A	87,700	106,563
	China National Medicines Corp. Ltd., Class A	12,300	57,328
	China National Nuclear Power Co. Ltd., Class A	299,600	306,684
	China National Software & Service Co. Ltd., Class A	6,591	48,023
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	31,400	22,256
	China Nonferrous Mining Corp. Ltd.	330,000	174,502
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	31,849	110,209
*	China Nuclear Energy Technology Corp. Ltd.	326,000	16,128
	China Oilfield Services Ltd., Class H	510,000	602,075
	China Overseas Grand Oceans Group Ltd.	728,638	372,194
	China Overseas Land & Investment Ltd.	756,000	1,793,360
	China Pacific Insurance Group Co. Ltd., Class H	521,000	1,404,574
	China Publishing & Media Co. Ltd., Class A	22,400	33,526

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Group Ltd., Class H	707,000	$464,825
	China Railway Hi-tech Industry Co. Ltd., Class A	27,400	39,132
Ω	China Railway Signal & Communication Corp. Ltd., Class H	464,000	169,896
	China Railway Tielong Container Logistics Co. Ltd., Class A	28,100	24,688
*	China Rare Earth Holdings Ltd.	436,000	25,251
	China Rare Earth Resources & Technology Co. Ltd., Class A	6,200	26,603
	China Reinsurance Group Corp., Class H	113,000	7,844
#††Ω	China Renaissance Holdings Ltd.	58,300	40,741
	China Resources Beer Holdings Co. Ltd.	138,000	889,116
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	4,200	19,307
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	8,900	21,059
	China Resources Gas Group Ltd.	473,400	1,639,968
	China Resources Land Ltd.	638,000	2,977,053
	China Resources Medical Holdings Co. Ltd.	78,000	64,676
	China Resources Microelectronics Ltd., Class A	4,846	38,955
Ω	China Resources Pharmaceutical Group Ltd.	543,500	423,017
	China Risun Group Ltd.	316,000	147,268
*	China Ruyi Holdings Ltd.	2,592,000	789,127
	China Science Publishing & Media Ltd., Class A	7,400	30,374
	China Shineway Pharmaceutical Group Ltd.	93,000	102,297
*	China Shuifa Singyes Energy Holdings Ltd.	142,000	10,081
*	China Silver Group Ltd.	618,000	26,096
#*	China South City Holdings Ltd.	1,382,000	90,670
	China South Publishing & Media Group Co. Ltd., Class A	33,100	52,593
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	40,400	37,857
	China State Construction Engineering Corp. Ltd., Class A	366,183	313,667
	China State Construction International Holdings Ltd.	514,000	630,198
	China Suntien Green Energy Corp. Ltd., Class H	630,000	231,518
	China Taiping Insurance Holdings Co. Ltd.	559,200	623,758
	China Testing & Certification International Group Co. Ltd., Class A	12,381	19,594
	China Tianying, Inc., Class A	55,800	42,275
	China Tourism Group Duty Free Corp. Ltd., Class A	11,341	200,468
Ω	China Tower Corp. Ltd., Class H	12,022,000	1,358,949
	China Traditional Chinese Medicine Holdings Co. Ltd.	436,000	201,568
*	China TransInfo Technology Co. Ltd., Class A	40,500	74,035
*	China Travel International Investment Hong Kong Ltd.	210,000	46,408
	China Tungsten & Hightech Materials Co. Ltd., Class A	23,530	33,853
	China Union Holdings Ltd., Class A	17,000	10,475
	China Vanke Co. Ltd., Class H	512,804	726,823
	China Water Affairs Group Ltd.	166,000	140,841
	China West Construction Group Co. Ltd., Class A	25,800	27,925
	China World Trade Center Co. Ltd., Class A	4,000	11,354
	China Yangtze Power Co. Ltd., Class A	200,697	603,307
	China Yongda Automobiles Services Holdings Ltd.	341,000	156,247
*	China ZhengTong Auto Services Holdings Ltd.	737,000	51,250
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	62,563
#	China Zheshang Bank Co. Ltd., Class H	423,800	124,594
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	23,100	9,378
#	China Zhongwang Holdings Ltd.	437,200	17,659
	Chinasoft International Ltd.	862,000	539,950
*	Chindata Group Holdings Ltd., ADR	30,753	247,869
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	34,600	61,311
	Chongqing Brewery Co. Ltd., Class A	6,466	82,308
	Chongqing Changan Automobile Co. Ltd., Class A	51,700	116,292
	Chongqing Department Store Co. Ltd., Class A	5,700	28,404
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	45,475	109,054
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	18,850	49,826
	Chongqing Gas Group Corp. Ltd., Class A	21,600	21,534

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Machinery & Electric Co. Ltd., Class H	328,000	$24,442
	Chongqing Rural Commercial Bank Co. Ltd., Class H	720,000	266,343
	Chongqing Zhifei Biological Products Co. Ltd., Class A	22,650	148,134
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,000	17,024
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	26,000	22,944
	Chow Tai Seng Jewellery Co. Ltd., Class A	29,150	68,289
††	CIFI Ever Sunshine Services Group Ltd.	406,000	119,214
	CIMC Enric Holdings Ltd.	192,000	193,603
Ω	CIMC Vehicles Group Co. Ltd., Class H	24,500	24,516
	Cinda Real Estate Co. Ltd., Class A	34,100	23,851
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	22,339
	CITIC Securities Co. Ltd., Class H	348,350	750,322
*	Citychamp Watch & Jewellery Group Ltd.	440,000	66,728
*	CMGE Technology Group Ltd.	504,000	116,907
	CMOC Group Ltd., Class H	1,458,000	975,678
	CMST Development Co. Ltd., Class A	59,100	48,924
	CNGR Advanced Material Co. Ltd., Class A	7,500	64,994
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,890	59,789
	CNOOC Energy Technology & Services Ltd., Class A	70,800	30,825
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	34,840	46,468
	COFCO Biotechnology Co. Ltd., Class A	64,200	68,489
	Comba Telecom Systems Holdings Ltd.	530,000	89,585
	Concord New Energy Group Ltd.	2,630,000	216,260
#*	Confidence Intelligence Holdings Ltd.	10,000	2,176
	Consun Pharmaceutical Group Ltd.	52,000	38,099
	Contemporary Amperex Technology Co. Ltd., Class A	28,160	938,881
	COSCO SHIPPING Development Co. Ltd., Class H	449,000	52,468
	COSCO SHIPPING Holdings Co. Ltd., Class H	536,550	567,891
	COSCO SHIPPING International Hong Kong Co. Ltd.	214,000	90,569
	COSCO SHIPPING Ports Ltd.	297,585	188,019
*	Cosmopolitan International Holdings Ltd.	376,000	54,957
#*	Country Garden Holdings Co. Ltd.	3,496,537	718,332
	Country Garden Services Holdings Co. Ltd.	130,000	148,843
	CPMC Holdings Ltd.	269,000	151,134
*	CPT Technology Group Co. Ltd., Class A	47,400	13,198
	CQ Pharmaceutical Holding Co. Ltd., Class A	59,800	52,009
*	Crazy Sports Group Ltd.	1,092,000	23,380
	CRRC Corp. Ltd., Class H	556,000	306,861
Ω	CSC Financial Co. Ltd., Class H	279,500	330,887
	CSG Holding Co. Ltd., Class A	66,910	57,561
	CSSC Hong Kong Shipping Co. Ltd.	242,000	44,130
	CTS International Logistics Corp. Ltd., Class A	33,000	43,848
	Daan Gene Co. Ltd., Class A	29,780	42,231
Ω	Dali Foods Group Co. Ltd.	377,500	176,241
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	28,600	20,223
	Dalipal Holdings Ltd.	30,000	14,334
	Daqin Railway Co. Ltd., Class A	60,100	60,221
	Dashang Co. Ltd., Class A	7,400	20,427
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	26,716	104,092
	Dazzle Fashion Co. Ltd., Class A	7,100	15,798
	DBG Technology Co. Ltd., Class A	7,300	10,862
	DeHua TB New Decoration Materials Co. Ltd., Class A	28,100	48,093
*	Deppon Logistics Co. Ltd., Class A	7,400	18,387
	DHC Software Co. Ltd., Class A	56,800	54,066
	Dian Diagnostics Group Co. Ltd., Class A	26,300	89,497
*	Differ Group Auto Ltd.	756,000	8,076
	Digital China Group Co. Ltd., Class A	11,648	41,025
	Digital China Holdings Ltd.	301,000	119,333
	Digital China Information Service Co. Ltd., Class A	17,500	28,137

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Do-Fluoride Chemicals Co. Ltd., Class A	32,200	$88,339
	Dong-E-E-Jiao Co. Ltd., Class A	7,500	51,388
	Dongfang Electric Corp. Ltd., Class H	102,000	136,595
	Dongfang Electronics Co. Ltd., Class A	28,400	36,576
	Dongfeng Motor Group Co. Ltd., Class H	430,000	201,252
	Dongguan Aohai Technology Co. Ltd., Class A	2,910	13,890
	Dongguan Development Holdings Co. Ltd., Class A	19,700	27,145
*	Dongjiang Environmental Co. Ltd., Class H	26,000	7,817
	Dongxing Securities Co. Ltd., Class A	50,235	64,096
	Dongyue Group Ltd.	203,000	200,272
*	DouYu International Holdings Ltd., ADR	45,019	54,023
	Dynagreen Environmental Protection Group Co. Ltd., Class H	148,000	50,050
#*Ω	East Buy Holding Ltd.	70,000	342,302
	East Group Co. Ltd., Class A	33,500	30,780
	East Money Information Co. Ltd., Class A	63,255	142,738
	Ecovacs Robotics Co. Ltd., Class A	8,200	90,861
	Edan Instruments, Inc., Class A	12,500	23,126
	Edifier Technology Co. Ltd., Class A	15,400	35,471
	EEKA Fashion Holdings Ltd.	64,000	108,022
	Electric Connector Technology Co. Ltd., Class A	6,000	30,350
*	Elion Energy Co. Ltd., Class A	87,620	42,101
	ENN Energy Holdings Ltd.	254,300	3,090,963
	Eoptolink Technology, Inc.Ltd., Class A	6,671	48,458
	Era Co. Ltd., Class A	28,400	23,859
	Essex Bio-technology Ltd.	88,000	37,015
	Eternal Asia Supply Chain Management Ltd., Class A	97,000	73,220
	EVA Precision Industrial Holdings Ltd.	320,000	35,882
	Eve Energy Co. Ltd., Class A	7,300	60,623
Ω	Everbright Securities Co. Ltd., Class H	64,400	49,858
#*Ω	Everest Medicines Ltd.	45,000	126,278
*	Fangda Carbon New Material Co. Ltd., Class A	44,220	38,399
*	Fangda Special Steel Technology Co. Ltd., Class A	79,310	56,169
*	Fanhua, Inc., Sponsored ADR	11,175	79,566
#	Far East Horizon Ltd.	457,000	343,736
*	FAW Jiefang Group Co. Ltd., Class A	30,600	39,731
	FAWER Automotive Parts Co. Ltd., Class A	49,400	38,456
	Fibocom Wireless, Inc., Class A	14,940	43,928
*	FIH Mobile Ltd.	782,000	84,560
	Financial Street Holdings Co. Ltd., Class A	51,600	37,287
	Financial Street Property Co. Ltd., Class H	13,000	4,094
	FinVolution Group, ADR	14,215	83,442
	First Capital Securities Co. Ltd., Class A	38,800	34,238
	First Tractor Co. Ltd., Class H	64,000	31,983
	Focus Media Information Technology Co. Ltd., Class A	195,000	203,568
	Foryou Corp., Class A	4,300	20,878
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	36,277	235,611
*	Founder Holdings Ltd.	332,000	28,700
	Founder Securities Co. Ltd., Class A	49,800	50,546
	Foxconn Industrial Internet Co. Ltd., Class A	109,100	341,687
	FriendTimes, Inc.	212,000	23,412
	Fu Shou Yuan International Group Ltd.	359,000	277,595
	Fujian Boss Software Development Co. Ltd., Class A	14,940	34,157
	Fujian Longking Co. Ltd., Class A	16,500	41,083
	Fujian Star-net Communication Co. Ltd., Class A	7,000	20,702
#*	Fullshare Holdings Ltd.	4,777,500	24,580
	Fulu Holdings Ltd.	15,000	6,340
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	6,200	38,816
Ω	Ganfeng Lithium Group Co. Ltd., Class H	62,960	405,614
	Gansu Shangfeng Cement Co. Ltd., Class A	30,240	44,231

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Gaona Aero Material Co. Ltd., Class A	6,240	$20,662
	G-bits Network Technology Xiamen Co. Ltd., Class A	2,300	138,875
	GCL Energy Technology Co. Ltd., Class A	44,100	76,823
*	GCL New Energy Holdings Ltd.	133,799	10,381
*	GCL System Integration Technology Co. Ltd., Class A	33,300	14,318
*	GDS Holdings Ltd., Class A	168,800	277,931
	Geely Automobile Holdings Ltd.	1,285,000	1,875,115
	GEM Co. Ltd., Class A	42,600	42,024
	Gemdale Corp., Class A	39,100	47,350
	Gemdale Properties & Investment Corp. Ltd.	1,966,000	116,643
Ω	Genertec Universal Medical Group Co. Ltd.	245,000	132,319
*	Genimous Technology Co. Ltd., Class A	36,800	33,389
	Getein Biotech, Inc., Class A	9,212	16,269
	GF Securities Co. Ltd., Class H	260,600	416,967
	Giant Network Group Co. Ltd., Class A	48,600	96,669
	GigaDevice Semiconductor, Inc., Class A	3,560	57,255
*	Ginlong Technologies Co. Ltd., Class A	2,950	39,089
	Glarun Technology Co. Ltd., Class A	17,900	39,658
*	Glorious Property Holdings Ltd.	323,000	1,041
*	Glory Health Industry Ltd.	222,000	2,185
	GoerTek, Inc., Class A	20,300	50,900
	Goke Microelectronics Co. Ltd., Class A	4,100	44,608
	Goldcard Smart Group Co. Ltd., Class A	5,100	9,646
	GoldenHome Living Co. Ltd., Class A	3,640	17,594
	Goldenmax International Group Ltd., Class A	29,400	40,092
	Goldlion Holdings Ltd.	56,000	8,234
	Goldpac Group Ltd.	147,000	28,677
	Goldwind Science & Technology Co. Ltd., Class H	199,756	137,082
#*	GOME Retail Holdings Ltd.	804,000	8,296
*	Goodbaby International Holdings Ltd.	121,000	8,908
	GoodWe Technologies Co. Ltd., Class A	2,807	65,166
*	Gotion High-tech Co. Ltd., Class A	10,400	40,133
*	Grand Baoxin Auto Group Ltd.	327,500	11,982
*	Grand Industrial Holding Group Co. Ltd., Class A	8,200	9,189
	Grandblue Environment Co. Ltd., Class A	10,000	26,355
*	Grandjoy Holdings Group Co. Ltd., Class A	70,700	43,866
	Great Wall Motor Co. Ltd., Class H	196,000	268,188
*	Greatview Aseptic Packaging Co. Ltd.	325,000	95,353
	Gree Electric Appliances, Inc. of Zhuhai, Class A	27,017	146,719
	Gree Real Estate Co. Ltd., Class A	23,500	22,927
	Greenland Hong Kong Holdings Ltd.	234,000	14,030
	Greentown China Holdings Ltd.	447,500	514,432
Ω	Greentown Management Holdings Co. Ltd.	226,000	200,623
#	Greentown Service Group Co. Ltd.	452,000	237,327
	GRG Banking Equipment Co. Ltd., Class A	51,100	82,408
	GRG Metrology & Test Group Co. Ltd., Class A	3,900	8,935
	Guangdong Advertising Group Co. Ltd., Class A	52,400	46,298
	Guangdong Aofei Data Technology Co. Ltd., Class A	16,063	21,316
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	25,200	24,328
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,700	23,520
	Guangdong Dongpeng Holdings Co. Ltd., Class A	14,700	24,820
	Guangdong Dowstone Technology Co. Ltd., Class A	16,800	30,256
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	15,200	16,456
	Guangdong Haid Group Co. Ltd., Class A	12,200	86,010
	Guangdong HEC Technology Holding Co. Ltd., Class A	49,200	49,226
	Guangdong Hongda Holdings Group Co. Ltd., Class A	11,200	42,086
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,600	6,293
	Guangdong Investment Ltd.	384,000	332,435

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	1,900	$17,202
	Guangdong Provincial Expressway Development Co. Ltd., Class A	48,600	52,098
	Guangdong South New Media Co. Ltd., Class A	3,000	17,426
	Guangdong Tapai Group Co. Ltd., Class A	20,900	25,835
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	48,150
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	14,700	33,625
*	Guangshen Railway Co. Ltd., Class H	236,000	62,234
	Guangxi Liugong Machinery Co. Ltd., Class A	58,800	65,765
	Guangxi LiuYao Group Co. Ltd., Class A	9,500	28,326
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	46,200	16,622
	Guangzhou Automobile Group Co. Ltd., Class H	300,800	189,342
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	31,500	63,519
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	62,000	185,799
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,300	67,735
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,900	54,288
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	22,900	22,191
	Guangzhou KDT Machinery Co. Ltd., Class A	8,400	21,804
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	9,500	95,869
	Guangzhou Restaurant Group Co. Ltd., Class A	12,136	44,546
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	7,000	60,525
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	18,180	93,826
	Guangzhou Wondfo Biotech Co. Ltd., Class A	11,115	41,990
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	45,642	47,649
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	10,900	13,944
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,700	21,756
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	62,500	40,974
	Guizhou Zhenhua E-chem, Inc., Class A	4,330	18,998
*	Guocheng Mining Co. Ltd., Class A	19,900	41,199
	Guomai Technologies, Inc., Class A	11,900	12,969
	Guosen Securities Co. Ltd., Class A	27,640	37,522
Ω	Guotai Junan Securities Co. Ltd., Class H	44,000	54,954
*	H World Group Ltd.	112,700	539,542
	Haier Smart Home Co. Ltd., Class A	36,800	127,458
	Haier Smart Home Co. Ltd., Class H	485,199	1,595,572
	Hainan Drinda New Energy Technology Co. Ltd., Class A	2,500	38,028
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	48,526
	Hainan Poly Pharm Co. Ltd., Class A	3,200	9,070
	Haitian International Holdings Ltd.	161,000	403,255
	Haitong Securities Co. Ltd., Class H	872,000	610,078
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	414,000	46,664
	Hand Enterprise Solutions Co. Ltd., Class A	25,700	38,223
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,400	53,573
	Hangcha Group Co. Ltd., Class A	23,148	79,989
	Hangjin Technology Co. Ltd., Class A	24,100	106,314
	Hangxiao Steel Structure Co. Ltd., Class A	31,000	18,412
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	63,300	95,823
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	6,283	37,034
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	8,000	38,399
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	4,200	27,315
	Hangzhou Lion Electronics Co. Ltd., Class A	5,500	29,607
	Hangzhou Onechance Tech Corp., Class A	4,960	19,420
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	15,900	75,888
	Hangzhou Robam Appliances Co. Ltd., Class A	18,000	73,586
	Hangzhou Silan Microelectronics Co. Ltd., Class A	11,500	49,377
	Hangzhou Tigermed Consulting Co. Ltd., Class A	1,100	10,602
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	23,900	155,379
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,300	62,826
Ω	Hansoh Pharmaceutical Group Co. Ltd.	180,000	292,291
	Haohua Chemical Science & Technology Co. Ltd., Class A	3,450	17,423

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Harbin Bank Co. Ltd., Class H	201,000	$6,445
	Harbin Boshi Automation Co. Ltd., Class A	11,300	27,812
	Harbin Electric Co. Ltd., Class H	160,000	63,756
	HBIS Resources Co. Ltd., Class A	30,300	63,663
	Health & Happiness H&H International Holdings Ltd.	100,500	132,512
*	Healthcare Co. Ltd., Class A	5,800	9,436
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	21,900	15,410
*	Hebei Construction Group Corp. Ltd., Class H	143,000	14,650
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	19,000	75,481
	Hefei Meiya Optoelectronic Technology, Inc., Class A	19,630	72,549
	Hefei Urban Construction Development Co. Ltd., Class A	31,800	35,139
#	Hello Group, Inc., Sponsored ADR	39,936	425,318
	Henan Lingrui Pharmaceutical Co., Class A	21,600	46,062
	Henan Pinggao Electric Co. Ltd., Class A	29,800	49,032
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,520	22,281
*	Henan Yicheng New Energy Co. Ltd., Class A	45,700	33,535
	Henan Yuguang Gold & Lead Co. Ltd., Class A	27,100	26,378
	Henan Zhongyuan Expressway Co. Ltd., Class A	41,000	22,154
*	Hengdeli Holdings Ltd.	372,000	6,920
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	23,159	56,502
*	Hengli Petrochemical Co. Ltd., Class A	59,100	128,849
	Hengtong Optic-electric Co. Ltd., Class A	27,000	58,162
*	Hengyi Petrochemical Co. Ltd., Class A	56,134	57,401
	Hesteel Co. Ltd., Class A	100,275	33,840
	Hexing Electrical Co. Ltd., Class A	10,500	37,295
#*	Hi Sun Technology China Ltd.	693,000	54,415
	Hisense Home Appliances Group Co. Ltd., Class H	109,000	282,338
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,500	119,230
	Homeland Interactive Technology Ltd.	104,000	23,921
*	Hongda Xingye Co. Ltd., Class A	35,600	12,417
	Hongfa Technology Co. Ltd., Class A	14,980	72,833
*	Honghua Group Ltd.	1,048,000	19,606
*††Ω	Honworld Group Ltd.	22,500	1,478
*Ω	Hope Education Group Co. Ltd.	660,000	50,225
*	Hopefluent Group Holdings Ltd.	70,000	14,231
	Hopson Development Holdings Ltd.	311,679	261,555
	Hoyuan Green Energy Co. Ltd., Class A	12,378	87,972
*	Hua Yin International Holdings Ltd.	190,000	10,258
	Huaan Securities Co. Ltd., Class A	15,480	11,962
	Huadong Medicine Co. Ltd., Class A	19,000	115,591
	Huafon Chemical Co. Ltd., Class A	111,602	116,253
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,308	23,513
*	Huafu Fashion Co. Ltd., Class A	29,500	13,505
	Huagong Tech Co. Ltd., Class A	13,600	68,505
	Hualan Biological Engineering, Inc., Class A	18,900	60,958
#*	Huanxi Media Group Ltd.	270,000	36,158
	Huapont Life Sciences Co. Ltd., Class A	52,633	38,556
Ω	Huatai Securities Co. Ltd., Class H	198,000	282,521
	Huaxi Securities Co. Ltd., Class A	35,340	45,671
	Huaxia Bank Co. Ltd., Class A	61,108	49,622
	Huayu Automotive Systems Co. Ltd., Class A	46,300	128,029
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	168,300	80,647
	Hubei Dinglong Co. Ltd., Class A	7,100	22,423
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	9,050	50,282
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	15,600	57,543
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	30,500	103,201
	Huishang Bank Corp. Ltd., Class H	60,000	18,019
	Huizhou Desay Sv Automotive Co. Ltd., Class A	3,300	71,957
	Humanwell Healthcare Group Co. Ltd., Class A	15,200	48,137

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hunan Aihua Group Co. Ltd., Class A	8,100	$26,431
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	41,200	19,146
	Hunan Gold Corp. Ltd., Class A	17,500	30,525
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	27,900	26,226
	Hunan Valin Steel Co. Ltd., Class A	78,100	65,635
	Hundsun Technologies, Inc., Class A	6,757	38,952
*	HUYA, Inc., ADR	32,142	110,247
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	48,000	312,050
*	Hytera Communications Corp. Ltd., Class A	32,700	28,389
*	HyUnion Holding Co. Ltd., Class A	18,400	18,056
*	IAT Automobile Technology Co. Ltd., Class A	12,200	27,763
*	IBO Technology Co. Ltd.	32,000	2,676
#*Ω	iDreamSky Technology Holdings Ltd.	250,800	116,199
	Iflytek Co. Ltd., Class A	11,350	99,924
	IKD Co. Ltd., Class A	5,600	18,193
*	I-Mab, Sponsored ADR	902	2,598
Ω	IMAX China Holding, Inc.	28,200	34,620
	Imeik Technology Development Co. Ltd., Class A	1,300	86,706
	Industrial & Commercial Bank of China Ltd., Class H	9,272,000	4,527,772
	Industrial Bank Co. Ltd., Class A	202,100	471,815
	Industrial Securities Co. Ltd., Class A	161,057	157,428
	Infore Environment Technology Group Co. Ltd., Class A	78,200	56,496
Ω	Ingdan, Inc.	144,000	24,668
	Ingenic Semiconductor Co. Ltd., Class A	1,600	18,798
*	Inkeverse Group Ltd.	336,000	38,968
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	123,200	32,619
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	17,800	23,196
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	48,377	194,325
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	68,100	71,546
*Ω	InnoCare Pharma Ltd.	48,000	50,268
*Ω	Innovent Biologics, Inc.	88,500	395,722
*	Inspur Digital Enterprise Technology Ltd.	162,000	59,103
	Inspur Electronic Information Industry Co. Ltd., Class A	15,900	101,681
	Inspur Software Co. Ltd., Class A	8,100	17,508
	Intron Technology Holdings Ltd.	120,000	79,003
*	iQIYI, Inc., ADR	77,592	491,933
	IReader Technology Co. Ltd., Class A	11,800	39,228
*	IRICO Group New Energy Co. Ltd., Class H	3,700	3,665
#	IVD Medical Holding Ltd.	192,000	29,154
	JA Solar Technology Co. Ltd., Class A	22,820	106,298
	Jade Bird Fire Co. Ltd., Class A	7,280	18,717
	Jafron Biomedical Co. Ltd., Class A	19,700	65,354
	Jason Furniture Hangzhou Co. Ltd., Class A	9,570	60,752
	JCET Group Co. Ltd., Class A	38,800	179,412
*Ω	JD Health International, Inc.	67,750	495,272
	JD.com, Inc., ADR	21,679	895,559
	JD.com, Inc., Class A	161,178	3,336,961
	Jiajiayue Group Co. Ltd., Class A	9,900	18,951
	Jiangling Motors Corp. Ltd., Class A	11,000	30,176
*	Jiangsu Azure Corp., Class A	25,600	39,535
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	21,200	21,313
	Jiangsu Cnano Technology Co. Ltd., Class A	12,180	49,563
	Jiangsu Eastern Shenghong Co. Ltd., Class A	34,100	59,988
	Jiangsu Expressway Co. Ltd., Class H	336,000	308,121
	Jiangsu Guotai International Group Co. Ltd., Class A	53,000	58,654
*	Jiangsu Guoxin Corp. Ltd., Class A	21,400	21,455
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	10,575	106,225
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	17,568	109,764
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	16,640	26,315

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	13,800	$21,149
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	36,600	20,451
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	14,744	38,667
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	8,600	23,874
	Jiangsu King's Luck Brewery JSC Ltd., Class A	13,602	116,536
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	49,500	36,869
	Jiangsu Linyang Energy Co. Ltd., Class A	23,500	25,817
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	9,100	40,482
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	25,900	88,177
	Jiangsu Pacific Quartz Co. Ltd., Class A	2,600	37,400
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	24,000	42,398
	Jiangsu Shagang Co. Ltd., Class A	11,400	6,768
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	34,300	50,536
	Jiangsu Sopo Chemical Co., Class A	20,200	19,992
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	5,600	115,007
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	81,420
	Jiangsu Yoke Technology Co. Ltd., Class A	2,900	27,645
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	14,892	70,432
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	30,000	19,417
	Jiangsu Zhongtian Technology Co. Ltd., Class A	51,900	114,412
	Jiangxi Bank Co. Ltd., Class H	202,000	26,104
	Jiangxi Copper Co. Ltd., Class H	332,000	557,746
	Jiangxi Wannianqing Cement Co. Ltd., Class A	9,700	11,652
	Jiangzhong Pharmaceutical Co. Ltd., Class A	13,100	34,380
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	42,300	30,980
	Jiayou International Logistics Co. Ltd., Class A	13,504	32,828
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	17,561	42,874
*	Jilin Chemical Fibre, Class A	21,700	11,302
#	Jinchuan Group International Resources Co. Ltd.	1,448,000	81,944
	Jinduicheng Molybdenum Co. Ltd., Class A	31,100	50,165
	Jingjin Equipment, Inc., Class A	4,900	21,385
*	Jingrui Holdings Ltd.	251,000	2,248
	Jinke Smart Services Group Co. Ltd., Class H	22,700	36,648
*	Jinlei Technology Co. Ltd., Class A	2,800	13,737
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	35,700	16,992
	JiuGui Liquor Co. Ltd., Class A	3,900	57,529
	Jiuzhitang Co. Ltd., Class A	17,600	30,235
	JL Mag Rare-Earth Co. Ltd., Class A	8,704	21,593
	JNBY Design Ltd.	86,500	101,692
	Joinn Laboratories China Co. Ltd., Class A	15,064	59,262
	Jointown Pharmaceutical Group Co. Ltd., Class A	74,271	102,992
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	8,700	42,733
	Joy City Property Ltd.	552,000	20,961
#*	Joy Spreader Group, Inc.	205,000	21,921
	Joyoung Co. Ltd., Class A	9,850	21,927
*Ω	JS Global Lifestyle Co. Ltd.	538,500	95,930
	JSTI Group, Class A	47,100	43,586
*	Jutal Offshore Oil Services Ltd.	236,000	17,262
*Ω	JW Cayman Therapeutics Co. Ltd.	76,500	27,855
	JY Grandmark Holdings Ltd.	59,000	9,274
*	Kaishan Group Co. Ltd., Class A	12,100	24,662
*Ω	Kangda International Environmental Co. Ltd.	68,000	3,364
	Kangji Medical Holdings Ltd.	77,000	85,909
*	Kanzhun Ltd., ADR	6,300	117,684
	KBC Corp. Ltd., Class A	1,200	19,254
	Kehua Data Co. Ltd., Class A	7,300	35,983
	KingClean Electric Co. Ltd., Class A	7,480	29,014
	Kingfa Sci & Tech Co. Ltd., Class A	20,900	26,683
#*	Kingsoft Cloud Holdings Ltd.	138,000	63,897

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kingsoft Corp. Ltd.	258,400	$1,112,195
*	Ko Yo Chemical Group Ltd.	972,000	15,662
	Konfoong Materials International Co. Ltd., Class A	2,900	26,092
*	Konka Group Co. Ltd., Class A	20,600	13,639
	KPC Pharmaceuticals, Inc., Class A	15,500	38,615
	Kuang-Chi Technologies Co. Ltd., Class A	8,100	17,018
*	Kunlun Tech Co. Ltd., Class A	25,675	133,274
*	Kunming Yunnei Power Co. Ltd., Class A	44,500	16,321
	Kunshan Dongwei Technology Co. Ltd., Class A	2,271	19,680
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	3,960	16,856
	Kweichow Moutai Co. Ltd., Class A	10,700	2,824,325
#*	KWG Group Holdings Ltd.	513,000	91,736
#*	KWG Living Group Holdings Ltd.	268,500	34,419
*	Lakala Payment Co. Ltd., Class A	24,200	62,259
	Lao Feng Xiang Co. Ltd., Class A	11,000	96,190
	Laobaixing Pharmacy Chain JSC, Class A	20,390	81,297
*	Launch Tech Co. Ltd., Class H	20,500	5,763
	LB Group Co. Ltd., Class A	39,600	105,440
	Lee & Man Paper Manufacturing Ltd.	168,000	58,309
	Lee's Pharmaceutical Holdings Ltd.	56,000	10,467
Ω	Legend Holdings Corp., Class H	231,000	238,500
	Lenovo Group Ltd.	4,002,000	4,607,056
	Lens Technology Co. Ltd., Class A	58,700	101,647
*	Leo Group Co. Ltd., Class A	195,937	65,872
	Lepu Medical Technology Beijing Co. Ltd., Class A	21,800	63,544
*	LexinFintech Holdings Ltd., ADR	26,615	79,845
	Leyard Optoelectronic Co. Ltd., Class A	55,500	50,444
#*	Li Auto, Inc., ADR	29,401	1,258,363
	Li Ning Co. Ltd.	938,000	5,718,450
	LianChuang Electronic Technology Co. Ltd., Class A	16,100	26,288
	Lianhe Chemical Technology Co. Ltd., Class A	21,900	31,531
*	Liao Ning Oxiranchem, Inc., Class A	11,800	13,206
	Liaoning Cheng Da Co. Ltd., Class A	19,200	38,989
	Liaoning Port Co. Ltd., Class H	236,000	21,797
	Lier Chemical Co. Ltd., Class A	23,400	47,591
*	Lifetech Scientific Corp.	806,000	281,776
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	31,200	14,843
*	Lingyi iTech Guangdong Co., Class A	58,400	50,279
	LK Technology Holdings Ltd.	90,999	98,443
	Loncin Motor Co. Ltd., Class A	22,800	16,983
*	Long Yuan Construction Group Co. Ltd., Class A	42,900	29,439
Ω	Longfor Group Holdings Ltd.	566,000	1,531,273
	Longhua Technology Group Luoyang Co. Ltd., Class A	21,000	23,400
	Longshine Technology Group Co. Ltd., Class A	7,800	23,841
	Lonking Holdings Ltd.	620,000	110,883
	Luenmei Quantum Co. Ltd., Class A	46,100	43,553
	Luolai Lifestyle Technology Co. Ltd., Class A	22,700	36,461
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	17,700	14,153
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	4,200	19,865
	Lushang Freda Pharmaceutical Co. Ltd., Class A	15,200	22,411
	Luxi Chemical Group Co. Ltd., Class A	60,500	89,576
	Luxshare Precision Industry Co. Ltd., Class A	52,754	239,020
*Ω	Luye Pharma Group Ltd.	353,500	165,707
	Luzhou Laojiao Co. Ltd., Class A	11,809	399,217
*	LVGEM China Real Estate Investment Co. Ltd.	90,000	19,283
	Maanshan Iron & Steel Co. Ltd., Class H	164,000	34,202
	Maccura Biotechnology Co. Ltd., Class A	9,800	20,877
	Mango Excellent Media Co. Ltd., Class A	35,705	171,897
*Ω	Maoyan Entertainment	146,400	172,183

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	4,900	$82,665
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	7,100	25,388
*	Meilleure Health International Industry Group Ltd.	594,000	22,127
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	92,600	93,765
#Ω	Meitu, Inc.	772,500	282,021
*Ω	Meituan, Class B	212,410	4,054,931
	Metallurgical Corp. of China Ltd., Class H	768,000	193,526
	M-Grass Ecology & Environment Group Co. Ltd., Class A	48,300	25,109
	Midea Group Co. Ltd., Class A	50,100	416,439
Ω	Midea Real Estate Holding Ltd.	124,600	130,199
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	2,100	28,059
	Ming Yang Smart Energy Group Ltd., Class A	32,200	81,380
#*	Ming Yuan Cloud Group Holdings Ltd.	160,000	97,241
	MINISO Group Holding Ltd.	24,200	126,986
*	Minmetals Land Ltd.	296,000	15,168
	MLS Co. Ltd., Class A	25,996	33,855
*	MMG Ltd.	1,120,000	410,906
*Ω	Mobvista, Inc.	162,000	80,890
	Monalisa Group Co. Ltd., Class A	8,100	23,080
	Montage Technology Co. Ltd., Class A	4,975	40,340
*	Montnets Cloud Technology Group Co. Ltd., Class A	11,200	25,575
*Ω	Mulsanne Group Holding Ltd.	50,000	15,285
*	NanJi E-Commerce Co. Ltd., Class A	47,354	26,733
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,200	49,412
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	37,877	72,021
*	Nanjing Sample Technology Co. Ltd., Class H	64,000	34,760
	Nanjing Securities Co. Ltd., Class A	35,800	43,817
	Nanjing Yunhai Special Metals Co. Ltd., Class A	12,100	37,268
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,400	30,539
	NARI Technology Co. Ltd., Class A	77,524	264,036
	NAURA Technology Group Co. Ltd., Class A	2,000	79,559
*	NavInfo Co. Ltd., Class A	36,500	57,323
	NetDragon Websoft Holdings Ltd.	106,500	211,479
	NetEase, Inc., ADR	30,627	3,330,380
	NetEase, Inc.	170,600	3,715,723
	New China Life Insurance Co. Ltd., Class H	352,000	1,020,811
	New Hope Dairy Co. Ltd., Class A	11,300	24,808
*	Newborn Town, Inc.	112,000	21,876
*	Newland Digital Technology Co. Ltd., Class A	26,800	68,655
	Nexteer Automotive Group Ltd.	159,000	117,816
	Ninestar Corp., Class A	9,600	45,033
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	8,400	37,094
	Ningbo Huaxiang Electronic Co. Ltd., Class A	8,076	15,672
	Ningbo Joyson Electronic Corp., Class A	23,700	63,215
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,800	44,273
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	4,313	30,347
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	18,100	39,708
	Ningbo Tuopu Group Co. Ltd., Class A	3,700	38,095
	Ningbo Xusheng Group Co. Ltd., Class A	8,624	30,815
	Ningbo Zhoushan Port Co. Ltd., Class A	57,100	28,469
#*	NIO, Inc., ADR	41,026	627,698
*	NIO, Inc., Class A	63,900	975,588
#*	Niu Technologies, Sponsored ADR	8,367	36,731
	Noah Holdings Ltd., Sponsored ADR	6,945	105,703
	Norinco International Cooperation Ltd., Class A	24,310	55,413
	North Huajin Chemical Industries Co. Ltd., Class A	46,290	42,199
	North Industries Group Red Arrow Co. Ltd., Class A	19,400	47,988
	Northeast Securities Co. Ltd., Class A	48,600	55,182
	Northking Information Technology Co. Ltd., Class A	8,540	24,314

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	NSFOCUS Technologies Group Co. Ltd., Class A	10,900	$18,421
*	NVC International Holdings Ltd.	569,000	6,824
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	10,000	11,855
*	Offcn Education Technology Co. Ltd., Class A	30,700	19,703
	Offshore Oil Engineering Co. Ltd., Class A	113,459	99,552
	Olympic Circuit Technology Co. Ltd., Class A	10,400	25,480
	Oppein Home Group, Inc., Class A	3,700	55,746
	Opple Lighting Co. Ltd., Class A	18,600	53,066
	ORG Technology Co. Ltd., Class A	78,900	52,135
*	Orient Group, Inc., Class A	53,900	18,559
	Orient Overseas International Ltd.	23,500	392,690
#Ω	Orient Securities Co. Ltd., Class H	150,400	94,200
*	Oriental Energy Co. Ltd., Class A	55,000	70,083
	Oriental Pearl Group Co. Ltd., Class A	21,500	24,103
*	Ourpalm Co. Ltd., Class A	86,800	67,512
	Ovctek China, Inc., Class A	7,560	36,042
*	Overseas Chinese Town Asia Holdings Ltd.	64,000	5,243
	Pacific Online Ltd.	58,000	4,953
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,300	28,878
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	68,600	39,485
	PAX Global Technology Ltd.	218,000	176,994
*	PCI Technology Group Co. Ltd., Class A	51,800	41,792
*	PDD Holdings, Inc., ADR	22,738	2,042,327
*Ω	Peijia Medical Ltd.	44,000	49,919
	People.cn Co. Ltd., Class A	20,700	84,109
	People's Insurance Co. Group of China Ltd. , Class H	1,248,000	480,466
	Perfect World Co. Ltd., Class A	27,900	58,665
Ω	Pharmaron Beijing Co. Ltd., Class H	49,050	128,450
*	Phoenix Media Investment Holdings Ltd.	112,000	3,813
	PICC Property & Casualty Co. Ltd., Class H	1,817,000	2,131,202
	Ping An Bank Co. Ltd., Class A	122,300	211,231
#*Ω	Ping An Healthcare & Technology Co. Ltd.	148,800	394,452
	Ping An Insurance Group Co. of China Ltd., Class H	890,500	6,488,839
	PNC Process Systems Co. Ltd., Class A	4,900	21,335
	Poly Developments & Holdings Group Co. Ltd., Class A	91,700	182,981
	Poly Property Group Co. Ltd.	876,362	210,343
	Poly Property Services Co. Ltd., Class H	25,400	135,759
Ω	Pop Mart International Group Ltd.	32,200	91,502
#Ω	Postal Savings Bank of China Co. Ltd., Class H	993,000	612,182
*	Pou Sheng International Holdings Ltd.	548,000	51,013
	Power Construction Corp. of China Ltd., Class A	110,299	92,703
*	PW Medtech Group Ltd.	171,000	14,969
*	Q Technology Group Co. Ltd.	127,000	55,869
	Qianhe Condiment & Food Co. Ltd., Class A	13,104	35,644
	Qifu Technology, Inc., ADR	27,190	542,712
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,800	38,013
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	10,300	22,223
	Qingdao Gon Technology Co. Ltd., Class A	8,200	28,511
	Qingdao Haier Biomedical Co. Ltd., Class A	1,896	12,668
	Qingdao Hanhe Cable Co. Ltd., Class A	108,000	60,974
*	Qingdao Rural Commercial Bank Corp., Class A	91,100	38,258
*	Qingdao Sentury Tire Co. Ltd., Class A	3,900	18,944
*	Qingdao TGOOD Electric Co. Ltd., Class A	13,000	35,964
*	Qingling Motors Co. Ltd., Class H	198,000	20,311
*	Qudian, Inc., Sponsored ADR	26,628	64,972
	Quectel Wireless Solutions Co. Ltd., Class A	6,379	51,138
#*	Radiance Holdings Group Co. Ltd.	166,000	92,408
	Rainbow Digital Commercial Co. Ltd., Class A	13,600	12,735
	Raisecom Technology Co. Ltd., Class A	8,200	8,948

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Raytron Technology Co. Ltd., Class A	3,725	$24,188
Ω	Red Star Macalline Group Corp. Ltd., Class H	52,400	21,422
#*Ω	Redco Properties Group Ltd.	274,000	46,727
	Renhe Pharmacy Co. Ltd., Class A	50,100	46,582
	Renrui Human Resources Technology Holdings Ltd.	38,600	19,095
	Richinfo Technology Co. Ltd., Class A	12,500	37,079
*	Risen Energy Co. Ltd., Class A	9,900	32,004
*	RiseSun Real Estate Development Co. Ltd., Class A	149,700	63,699
	Riyue Heavy Industry Co. Ltd., Class A	12,800	32,583
*	Road King Infrastructure Ltd.	72,000	27,212
	Rockchip Electronics Co. Ltd., Class A	2,100	21,977
*	Roshow Technology Co. Ltd., Class A	26,494	27,627
	Runjian Co. Ltd., Class A	4,700	23,432
*	Sai Micro Electronics, Inc., Class A	7,700	27,371
	SAIC Motor Corp. Ltd., Class A	46,200	100,296
	Sailun Group Co. Ltd., Class A	18,200	28,677
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,600	16,111
*	Sangfor Technologies, Inc., Class A	1,600	25,323
	Sanquan Food Co. Ltd., Class A	18,800	43,390
	Sansure Biotech, Inc., Class A	5,033	12,728
	Sany Heavy Equipment International Holdings Co. Ltd.	346,000	547,635
	Sany Heavy Industry Co. Ltd., Class A	42,650	106,108
	Satellite Chemical Co. Ltd., Class A	61,703	139,216
	Sealand Securities Co. Ltd., Class A	99,400	59,447
*	Seazen Group Ltd.	768,285	173,015
*	Seazen Holdings Co. Ltd., Class A	34,226	79,032
	SF Holding Co. Ltd., Class A	38,524	268,567
	SG Micro Corp., Class A	5,460	64,534
	Shaan Xi Provincial Natural Gas Co. Ltd., Class A	21,800	24,075
*	Shaanxi Construction Machinery Co. Ltd., Class A	30,400	21,385
	Shandong Bohui Paper Industrial Co. Ltd., Class A	37,730	36,083
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	23,600	67,386
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	7,100	9,982
Ω	Shandong Gold Mining Co. Ltd., Class H	275,000	549,227
	Shandong Head Group Co. Ltd., Class A	11,200	30,056
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	17,100	75,803
	Shandong Hi-speed Co. Ltd., Class A	45,600	42,314
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	24,900	24,271
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,570	130,577
*	Shandong Humon Smelting Co. Ltd., Class A	18,500	30,457
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,000	14,473
	Shandong New Beiyang Information Technology Co. Ltd., Class A	14,800	16,439
	Shandong Pharmaceutical Glass Co. Ltd., Class A	11,600	42,264
	Shandong Publishing & Media Co. Ltd., Class A	13,900	17,207
	Shandong Sun Paper Industry JSC Ltd., Class A	24,500	41,233
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	686,800	886,969
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	32,000	24,091
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	109,100	46,802
	Shanghai AJ Group Co. Ltd., Class A	29,600	24,165
	Shanghai AtHub Co. Ltd., Class A	7,560	23,783
*	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	8,604	44,582
	Shanghai Baolong Automotive Corp., Class A	3,300	25,942
	Shanghai Baosight Software Co. Ltd., Class A	16,245	109,313
	Shanghai Belling Co. Ltd., Class A	9,900	24,535
	Shanghai Construction Group Co. Ltd., Class A	141,200	58,722
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	73,000	12,278
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	50,000	131,950
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	223,936
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	54,000	19,193

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	4,000	$31,065
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	10,584	44,538
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	7,900	28,568
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	6,300	29,173
	Shanghai Industrial Development Co. Ltd., Class A	26,600	18,898
	Shanghai Industrial Holdings Ltd.	118,000	175,166
	Shanghai Industrial Urban Development Group Ltd.	504,600	29,197
*	Shanghai International Airport Co. Ltd., Class A	4,600	30,578
	Shanghai International Port Group Co. Ltd., Class A	65,900	50,017
	Shanghai Jahwa United Co. Ltd., Class A	9,800	40,012
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	24,600	46,030
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	6,400	22,270
*	Shanghai Kinetic Medical Co. Ltd., Class A	17,000	16,000
	Shanghai Liangxin Electrical Co. Ltd., Class A	11,100	18,035
	Shanghai Lingang Holdings Corp. Ltd., Class A	21,840	39,622
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,648	29,983
	Shanghai M&G Stationery, Inc., Class A	14,300	89,605
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	21,300	48,047
	Shanghai Medicilon, Inc., Class A	2,965	39,131
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	788	19,558
	Shanghai Moons' Electric Co. Ltd., Class A	4,100	34,796
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	245,500	445,593
	Shanghai Pioneer Holding Ltd.	172,000	52,967
	Shanghai Pudong Construction Co. Ltd., Class A	22,700	21,428
	Shanghai Pudong Development Bank Co. Ltd., Class A	117,900	125,566
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	18,676	103,041
	Shanghai RAAS Blood Products Co. Ltd., Class A	72,100	72,013
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	14,400	21,824
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	7,600	39,509
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	24,240
	Shanghai Tunnel Engineering Co. Ltd., Class A	46,400	41,061
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	29,509	49,925
	Shanghai Wanye Enterprises Co. Ltd., Class A	18,100	47,821
	Shanghai Weaver Network Co. Ltd., Class A	2,160	22,014
	Shanghai Yaoji Technology Co. Ltd., Class A	6,900	31,974
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	72,600	77,260
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,300	74,885
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	33,900	25,306
	Shanxi Coking Co. Ltd., Class A	28,340	20,800
	Shanxi Securities Co. Ltd., Class A	47,230	43,060
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	59,400	35,775
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	9,440	316,084
*	Shanying International Holding Co. Ltd., Class A	99,600	33,039
	Shede Spirits Co. Ltd., Class A	5,100	110,555
*	Shengda Resources Co. Ltd., Class A	21,100	38,208
	Shenghe Resources Holding Co. Ltd., Class A	58,400	103,354
*Ω	Shengjing Bank Co. Ltd., Class H	59,000	42,773
	Shengyi Technology Co. Ltd., Class A	25,500	56,897
	Shennan Circuits Co. Ltd., Class A	7,100	76,102
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	515,200	109,880
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	1,500	37,886
	Shenzhen Agricultural Products Group Co. Ltd., Class A	23,800	23,623
	Shenzhen Airport Co. Ltd., Class A	45,500	46,841
	Shenzhen Aisidi Co. Ltd., Class A	15,700	17,515
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	28,900	13,678
	Shenzhen Capchem Technology Co. Ltd., Class A	14,780	100,941
	Shenzhen Cereals Holdings Co. Ltd., Class A	18,500	21,113
	Shenzhen Changhong Technology Co. Ltd., Class A	3,800	9,363
	Shenzhen Click Technology Co. Ltd., Class A	9,300	17,772

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Das Intellitech Co. Ltd., Class A	35,800	$17,547
	Shenzhen Desay Battery Technology Co., Class A	12,580	61,646
	Shenzhen Dynanonic Co. Ltd., Class A	2,652	41,013
	Shenzhen Ellassay Fashion Co. Ltd., Class A	10,300	19,066
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	16,680	24,966
	Shenzhen Expressway Corp. Ltd., Class H	158,000	136,610
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	26,000	49,289
	Shenzhen Gas Corp. Ltd., Class A	37,900	38,697
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,100	17,187
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	15,200	34,180
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	11,600	19,399
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	37,000	20,445
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,300	28,997
	Shenzhen Inovance Technology Co. Ltd., Class A	18,250	181,559
	Shenzhen International Holdings Ltd.	472,351	443,192
	Shenzhen Investment Ltd.	825,174	164,690
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	9,900	14,675
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	33,600	25,557
	Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	86,126
*	Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,669	35,571
	Shenzhen Kedali Industry Co. Ltd., Class A	4,600	81,915
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,200	63,039
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	7,900	37,143
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	6,400	7,769
	Shenzhen Leaguer Co. Ltd., Class A	35,800	45,557
	Shenzhen Megmeet Electrical Co. Ltd., Class A	4,000	18,171
	Shenzhen Microgate Technology Co. Ltd., Class A	14,300	17,184
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	15,600	647,419
	Shenzhen MTC Co. Ltd., Class A	40,800	30,223
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	114,900	51,629
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	46,753
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	60,900	32,653
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	61,900	42,594
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	8,100	36,411
	Shenzhen SC New Energy Technology Corp., Class A	1,145	15,035
	Shenzhen SED Industry Co. Ltd., Class A	11,000	46,215
	Shenzhen Senior Technology Material Co. Ltd., Class A	12,693	30,214
	Shenzhen Sunlord Electronics Co. Ltd., Class A	10,900	41,564
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	3,800	17,626
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,000	20,116
	Shenzhen Sunway Communication Co. Ltd., Class A	19,700	51,882
	Shenzhen Tagen Group Co. Ltd., Class A	33,700	29,079
	Shenzhen Topband Co. Ltd., Class A	11,100	17,855
	Shenzhen Transsion Holdings Co. Ltd., Class A	14,475	248,720
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	28,300	28,854
*	Shenzhen World Union Group, Inc., Class A	32,800	14,057
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	25,000	17,948
	Shenzhen Yinghe Technology Co. Ltd., Class A	9,100	31,794
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	13,700	16,033
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	21,000	75,680
	Shenzhen Zhenye Group Co. Ltd., Class A	27,200	19,488
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	79,100	63,931
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	22,200	22,352
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	20,057	70,096
	Shinghwa Advanced Material Group Co. Ltd., Class A	4,900	41,211
	Shinva Medical Instrument Co. Ltd., Class A	9,200	37,003
*	Shouhang High-Tech Energy Co. Ltd., Class A	53,900	24,970
	Shui On Land Ltd.	832,500	93,141
	Sichuan Chuantou Energy Co. Ltd., Class A	47,100	95,335

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Development Lomon Co. Ltd., Class A	58,200	$70,012
	Sichuan Expressway Co. Ltd., Class H	234,000	69,433
*	Sichuan Haite High-tech Co. Ltd., Class A	14,200	19,325
	Sichuan Hebang Biotechnology Co. Ltd., Class A	126,600	46,283
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,320	37,763
*	Sichuan Lutianhua Co. Ltd., Class A	55,100	37,109
*	Sichuan New Energy Power Co. Ltd., Class A	30,700	62,694
	Sichuan Road & Bridge Group Co. Ltd., Class A	146,580	202,821
	Sichuan Swellfun Co. Ltd., Class A	5,600	59,174
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	7,400	18,375
	Sichuan Yahua Industrial Group Co. Ltd., Class A	24,500	61,167
	Sieyuan Electric Co. Ltd., Class A	11,400	78,216
*	SIM Technology Group Ltd.	262,000	8,763
#Ω	Simcere Pharmaceutical Group Ltd.	95,000	89,901
	Sino Biopharmaceutical Ltd.	2,187,000	991,886
	Sino Wealth Electronic Ltd., Class A	9,519	38,462
	Sinocare, Inc., Class A	3,700	12,670
	Sinochem International Corp., Class A	21,000	16,915
	Sinofert Holdings Ltd.	694,000	93,716
	Sinolink Securities Co. Ltd., Class A	30,800	42,098
*	Sinolink Worldwide Holdings Ltd.	604,800	11,281
	Sinoma International Engineering Co., Class A	57,400	108,443
	Sinoma Science & Technology Co. Ltd., Class A	43,500	140,947
	Sinomach Automobile Co. Ltd., Class A	29,500	36,011
	Sinomine Resource Group Co. Ltd., Class A	8,452	53,576
#*	Sino-Ocean Group Holding Ltd.	1,025,000	62,258
Ω	Sino-Ocean Service Holding Ltd., Class L	65,500	12,704
	Sinopec Engineering Group Co. Ltd., Class H	585,500	264,238
	Sinopec Kantons Holdings Ltd.	218,000	83,955
*	Sinopec Oilfield Service Corp., Class H	1,106,000	83,763
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	402,000	61,572
	Sinopharm Group Co. Ltd., Class H	762,000	2,399,683
	Sino-Platinum Metals Co. Ltd., Class A	10,478	22,637
	Sinoseal Holding Co. Ltd., Class A	3,600	21,436
	Sinosoft Co. Ltd., Class A	10,200	48,736
	Sinosteel Engineering & Technology Co. Ltd., Class A	43,400	60,444
	Sinotrans Ltd., Class H	879,000	353,659
	Sinotruk Hong Kong Ltd.	195,000	409,722
	Sinotruk Jinan Truck Co. Ltd., Class A	36,100	90,321
*	Skshu Paint Co. Ltd., Class A	4,456	51,153
	Skyworth Digital Co. Ltd., Class A	13,300	28,825
	Skyworth Group Ltd.	357,694	163,464
*	Sohu.com Ltd., ADR	606	7,478
	Songcheng Performance Development Co. Ltd., Class A	14,900	27,993
	Sonoscape Medical Corp., Class A	2,600	16,613
	SooChow Securities Co. Ltd., Class A	35,340	44,888
	Southwest Securities Co. Ltd., Class A	97,700	64,902
	SSY Group Ltd.	400,000	225,287
	StarPower Semiconductor Ltd., Class A	600	18,413
	State Grid Information & Communication Co. Ltd., Class A	17,400	41,724
*	STO Express Co. Ltd., Class A	19,000	31,026
	Sumavision Technologies Co. Ltd., Class A	21,300	17,684
	Sun Art Retail Group Ltd.	290,500	89,080
*	Sun King Technology Group Ltd.	240,000	58,220
	Sun-Create Electronics Co. Ltd., Class A	2,704	8,863
	Sunflower Pharmaceutical Group Co. Ltd., Class A	14,494	45,613
	Sunfly Intelligent Technology Co. Ltd., Class A	11,000	16,462
	Sungrow Power Supply Co. Ltd., Class A	14,200	221,915
	Suning Universal Co. Ltd., Class A	52,000	22,928

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunny Optical Technology Group Co. Ltd.	196,100	$1,922,579
	Sunresin New Materials Co. Ltd., Class A	7,875	63,755
*	Sunward Intelligent Equipment Co. Ltd., Class A	21,300	19,874
	Sunwoda Electronic Co. Ltd., Class A	13,100	30,191
	Suofeiya Home Collection Co. Ltd., Class A	12,600	33,831
	Suplet Power Co. Ltd., Class A	4,368	11,289
	Suzhou Anjie Technology Co. Ltd., Class A	15,000	28,531
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	26,400	83,021
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	71,600	49,535
	Suzhou Good-Ark Electronics Co. Ltd., Class A	10,100	17,960
	Suzhou Maxwell Technologies Co. Ltd., Class A	896	23,099
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	16,437
	Suzhou TFC Optical Communication Co. Ltd., Class A	4,464	55,811
	SY Holdings Group Ltd.	69,500	46,767
	Symphony Holdings Ltd.	330,000	38,098
	Taiji Computer Corp. Ltd., Class A	10,439	61,402
	TangShan Port Group Co. Ltd., Class A	109,000	56,745
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	63,350	54,101
*	Tansun Technology Co. Ltd., Class A	12,000	25,259
	Tasly Pharmaceutical Group Co. Ltd., Class A	10,200	20,160
	TCL Electronics Holdings Ltd.	270,000	137,877
*	TCL Technology Group Corp., Class A	90,010	54,098
	Telling Telecommunication Holding Co. Ltd., Class A	25,400	32,462
	Ten Pao Group Holdings Ltd.	140,000	18,317
	Tencent Holdings Ltd.	634,900	29,180,716
*	Tencent Music Entertainment Group, ADR	179,122	1,252,063
	Tenfu Cayman Holdings Co. Ltd.	46,000	26,193
	Three's Co. Media Group Co. Ltd., Class A	4,287	47,271
	Thunder Software Technology Co. Ltd., Class A	2,300	29,101
	Tian An China Investment Co. Ltd.	112,000	58,801
	Tian Di Science & Technology Co. Ltd., Class A	83,400	66,712
#	Tian Lun Gas Holdings Ltd.	55,500	36,038
*††	Tian Shan Development Holding Ltd.	76,000	3,606
	Tiande Chemical Holdings Ltd.	244,000	47,694
	Tiangong International Co. Ltd.	344,000	113,163
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,400	64,557
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	44,000	32,753
	Tianjin Development Holdings Ltd.	60,000	12,726
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	8,300	45,548
	Tianjin Port Development Holdings Ltd.	304,000	22,657
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,200	21,482
	Tianjin Teda Co. Ltd., Class A	32,700	20,920
*	Tianma Microelectronics Co. Ltd., Class A	32,300	42,377
#	Tianneng Power International Ltd.	184,000	206,165
	Tianshan Aluminum Group Co. Ltd., Class A	30,600	30,102
	Tianshui Huatian Technology Co. Ltd., Class A	36,200	48,633
*††	Tianyun International Holdings Ltd.	50,000	19,190
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,600	26,582
*	Tibet Summit Resources Co. Ltd., Class A	28,500	72,716
*	Tibet Tianlu Co. Ltd., Class A	19,000	17,310
*	Tibet Water Resources Ltd.	159,000	9,016
	Tingyi Cayman Islands Holding Corp.	326,000	503,438
*	Titan Wind Energy Suzhou Co. Ltd., Class A	36,100	72,075
	TK Group Holdings Ltd.	30,000	5,616
	Tofflon Science & Technology Group Co. Ltd., Class A	16,700	50,960
	Toly Bread Co. Ltd., Class A	28,929	42,774
	Tomson Group Ltd.	197,988	43,511
	Tong Ren Tang Technologies Co. Ltd., Class H	77,000	69,503
*	Tongcheng Travel Holdings Ltd.	277,600	673,628

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tongdao Liepin Group	45,000	$54,592
	TongFu Microelectronics Co. Ltd., Class A	28,600	87,077
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	34,200	49,002
*	Tongkun Group Co. Ltd., Class A	31,900	66,702
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,100	26,263
	Tongling Nonferrous Metals Group Co. Ltd., Class A	191,400	87,195
	Tongyu Heavy Industry Co. Ltd., Class A	50,700	19,800
*	Topchoice Medical Corp., Class A	3,262	52,749
*	Topsec Technologies Group, Inc., Class A	16,700	22,535
Ω	Topsports International Holdings Ltd.	823,000	760,756
	Towngas Smart Energy Co. Ltd.	291,551	141,506
*	TPV Technology Co. Ltd., Class A	94,800	30,527
	Transfar Zhilian Co. Ltd., Class A	97,500	76,847
	TravelSky Technology Ltd., Class H	185,000	355,276
*	Trigiant Group Ltd.	272,000	18,155
	Trina Solar Co. Ltd., Class A	15,292	80,713
*	Trip.com Group Ltd., ADR	38,258	1,570,108
*	Trip.com Group Ltd.	29,800	1,217,115
#*	Triumph New Energy Co. Ltd., Class H	48,000	36,716
	TRS Information Technology Corp. Ltd., Class A	14,400	44,766
	Truking Technology Ltd., Class A	10,500	20,700
	Truly International Holdings Ltd.	488,000	60,975
	Tsingtao Brewery Co. Ltd., Class H	70,000	629,463
*	Tuniu Corp., Sponsored ADR	11,396	17,322
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,719	87,797
	Unilumin Group Co. Ltd., Class A	14,600	16,145
	Uni-President China Holdings Ltd.	221,000	191,074
	Unisplendour Corp. Ltd., Class A	37,180	142,130
*	United Strength Power Holdings Ltd.	12,000	7,989
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	22,300	45,148
	Valiant Co. Ltd., Class A	29,200	74,981
	Vats Liquor Chain Store Management JSC Ltd., Class A	4,200	15,337
	Vatti Corp. Ltd., Class A	13,600	12,583
*Ω	Venus MedTech Hangzhou, Inc., Class H	39,500	36,979
	Victory Giant Technology Huizhou Co. Ltd., Class A	15,300	48,357
*	Vipshop Holdings Ltd., ADR	171,914	3,237,141
*Ω	Viva Biotech Holdings	371,000	82,108
	Walvax Biotechnology Co. Ltd., Class A	7,800	29,654
	Wangfujing Group Co. Ltd., Class A	5,100	16,858
	Wangneng Environment Co. Ltd., Class A	8,600	19,586
	Wangsu Science & Technology Co. Ltd., Class A	71,000	67,602
	Wanguo International Mining Group Ltd.	98,000	35,034
	Want Want China Holdings Ltd.	840,000	585,793
	Wanxiang Qianchao Co. Ltd., Class A	55,900	43,677
	Wasion Holdings Ltd.	134,000	52,232
	Weibo Corp., Sponsored ADR	24,604	387,513
#	Weibo Corp., Class A	760	11,916
	Weichai Power Co. Ltd., Class H	750,000	1,111,085
	Weifu High-Technology Group Co. Ltd., Class A	15,600	39,055
	Weihai Guangwei Composites Co. Ltd., Class A	23,520	99,965
*	Weiqiao Textile Co., Class H	154,000	27,103
	Western Securities Co. Ltd., Class A	66,300	66,767
	Western Superconducting Technologies Co. Ltd., Class A	6,525	48,354
	Wharf Holdings Ltd.	161,000	377,751
	Will Semiconductor Co. Ltd., Class A	5,187	74,617
*	WiMi Hologram Cloud, Inc., ADR	12,363	14,465
	Wingtech Technology Co. Ltd., Class A	13,800	89,902
	Winner Medical Co. Ltd., Class A	3,600	21,911
	Winning Health Technology Group Co. Ltd., Class A	24,400	26,109

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co. Ltd., Class A	33,300	$60,415
	Wuchan Zhongda Group Co. Ltd., Class A	75,600	54,318
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,536	12,669
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	10,000	13,603
	Wuhan Guide Infrared Co. Ltd., Class A	21,106	24,287
*	Wuhan P&S Information Technology Co. Ltd., Class A	21,500	15,232
	Wuhu Token Science Co. Ltd., Class A	37,700	32,533
	Wuliangye Yibin Co. Ltd., Class A	30,812	782,690
	Wuling Motors Holdings Ltd.	140,000	13,517
	WUS Printed Circuit Kunshan Co. Ltd., Class A	32,890	101,035
	Wushang Group Co. Ltd., Class A	18,700	26,879
Ω	WuXi AppTec Co. Ltd., Class H	29,800	283,470
*Ω	Wuxi Biologics Cayman, Inc.	173,500	1,001,233
*	Wuxi Boton Technology Co. Ltd., Class A	5,900	17,207
*	Wuxi Taiji Industry Co. Ltd., Class A	38,600	38,940
	XCMG Construction Machinery Co. Ltd., Class A	108,600	107,522
	XGD, Inc., Class A	12,100	41,503
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	116,000	68,101
	Xiamen Bank Co. Ltd., Class A	26,400	20,968
	Xiamen C & D, Inc., Class A	69,000	108,445
	Xiamen Faratronic Co. Ltd., Class A	2,700	50,970
	Xiamen International Airport Co. Ltd., Class A	11,480	23,903
	Xiamen Intretech, Inc., Class A	16,990	45,717
	Xiamen ITG Group Corp. Ltd., Class A	57,300	63,645
	Xiamen Kingdomway Group Co., Class A	13,000	34,773
	Xiamen Tungsten Co. Ltd., Class A	45,700	122,118
	Xiamen Xiangyu Co. Ltd., Class A	74,206	86,461
	Xi'an Triangle Defense Co. Ltd., Class A	5,400	23,979
*Ω	Xiaomi Corp., Class B	2,196,600	3,494,529
	Xilinmen Furniture Co. Ltd., Class A	8,000	29,890
*	Xinchen China Power Holdings Ltd.	83,000	3,230
*	Xinfengming Group Co. Ltd., Class A	35,700	61,263
	Xingda International Holdings Ltd.	178,330	33,238
	Xingfa Aluminium Holdings Ltd.	41,000	35,241
*	Xinhu Zhongbao Co. Ltd., Class A	112,500	43,644
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	134,000	101,575
	Xinhuanet Co. Ltd., Class A	8,200	32,131
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,700	66,004
#*	Xinte Energy Co. Ltd., Class H	120,400	238,679
	Xinyi Energy Holdings Ltd.	506,622	156,089
	Xinzhi Group Co. Ltd., Class A	11,200	22,216
*	XPeng, Inc., Class A	192,900	2,057,650
	Xtep International Holdings Ltd.	535,059	596,295
	Xuji Electric Co. Ltd., Class A	21,100	67,092
*	Xunlei Ltd., ADR	19,606	40,192
Ω	Yadea Group Holdings Ltd.	396,000	901,161
*	YaGuang Technology Group Co. Ltd., Class A	20,400	20,104
	Yanchang Petroleum International Ltd.	50,500	3,192
	Yangling Metron New Material, Inc., Class A	9,162	57,254
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	6,500	9,991
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	10,400	62,552
	Yankershop Food Co. Ltd., Class A	3,450	41,330
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,800	31,053
	Yantai China Pet Foods Co. Ltd., Class A	5,400	18,971
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	10,300	21,472
	Yantai Eddie Precision Machinery Co. Ltd., Class A	11,480	29,923
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	26,600	104,358
*	YanTai Shuangta Food Co. Ltd., Class A	9,300	6,538
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,450	16,556

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	21,600	$37,943
*	Yeahka Ltd.	24,000	58,902
	Yealink Network Technology Corp. Ltd., Class A	12,772	67,284
	Yeebo International Holdings Ltd.	42,000	15,731
	YGSOFT, Inc., Class A	25,800	24,542
	Yibin Tianyuan Group Co. Ltd., Class A	33,800	30,630
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	112,800	108,938
*	Yifan Pharmaceutical Co. Ltd., Class A	27,900	54,393
	Yifeng Pharmacy Chain Co. Ltd., Class A	18,368	97,769
	Yihai International Holding Ltd.	163,000	375,510
	Yintai Gold Co. Ltd., Class A	43,100	78,925
	Yip's Chemical Holdings Ltd.	30,000	7,551
#Ω	Yixin Group Ltd.	278,000	31,572
	Yixintang Pharmaceutical Group Co. Ltd., Class A	21,500	77,188
	Yonfer Agricultural Technology Co. Ltd., Class A	38,700	62,877
	YongXing Special Materials Technology Co. Ltd., Class A	2,860	21,700
	Yonyou Network Technology Co. Ltd., Class A	12,300	32,523
	Yotrio Group Co. Ltd., Class A	40,700	23,418
	Youngor Group Co. Ltd., Class A	66,900	66,873
	Youngy Co. Ltd., Class A	7,700	66,255
*	Youzu Interactive Co. Ltd., Class A	21,100	39,527
	YTO Express Group Co. Ltd., Class A	51,600	113,654
	Yuexiu Property Co. Ltd.	418,800	552,682
	Yuexiu Real Estate Investment Trust	25,965	5,350
	Yuexiu Transport Infrastructure Ltd.	334,000	181,088
	Yunda Holding Co. Ltd., Class A	61,380	89,333
	Yunnan Aluminium Co. Ltd., Class A	38,100	79,298
	Yunnan Baiyao Group Co. Ltd., Class A	9,780	73,720
	Yunnan Copper Co. Ltd., Class A	74,200	125,876
*	Yunnan Energy New Material Co. Ltd., Class A	8,300	112,297
	Yunnan Tin Co. Ltd., Class A	41,800	97,473
	Yusys Technologies Co. Ltd., Class A	7,040	16,575
	Yutong Bus Co. Ltd., Class A	28,600	55,638
	ZBOM Home Collection Co. Ltd., Class A	5,605	20,607
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	4,429	179,993
	Zhaojin Mining Industry Co. Ltd., Class H	263,500	380,123
	Zhefu Holding Group Co. Ltd., Class A	145,500	87,585
*	Zhejiang Century Huatong Group Co. Ltd., Class A	57,920	42,864
	Zhejiang China Commodities City Group Co. Ltd., Class A	26,500	31,574
	Zhejiang Chint Electrics Co. Ltd., Class A	24,300	96,443
	Zhejiang Communications Technology Co. Ltd., Class A	76,580	47,942
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	29,000	22,209
	Zhejiang Crystal-Optech Co. Ltd., Class A	25,900	41,704
	Zhejiang Dahua Technology Co. Ltd., Class A	40,802	125,475
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,100	58,730
	Zhejiang Expressway Co. Ltd., Class H	432,000	346,982
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	9,000	15,256
	Zhejiang Hailiang Co. Ltd., Class A	38,300	66,326
	Zhejiang HangKe Technology, Inc.Co., Class A	5,521	23,507
	Zhejiang Hangmin Co. Ltd., Class A	16,190	18,825
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	16,500	18,268
	Zhejiang Huace Film & Television Co. Ltd., Class A	61,800	59,236
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	28,600	73,724
	Zhejiang Huayou Cobalt Co. Ltd., Class A	12,620	89,136
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	47,700	64,696
	Zhejiang Jianfeng Group Co. Ltd., Class A	8,900	15,069
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,100	13,854
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	8,700	75,293
*	Zhejiang Jingu Co. Ltd., Class A	22,000	23,300

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	13,660	$22,367
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	77,600	68,147
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	13,600	51,339
	Zhejiang Juhua Co. Ltd., Class A	45,814	95,727
	Zhejiang Longsheng Group Co. Ltd., Class A	59,300	80,270
	Zhejiang Medicine Co. Ltd., Class A	18,416	29,071
	Zhejiang Meida Industrial Co. Ltd., Class A	24,300	38,029
*	Zhejiang Narada Power Source Co. Ltd., Class A	11,200	27,564
	Zhejiang NHU Co. Ltd., Class A	40,548	93,732
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	60,970	36,275
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,838	21,542
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,600	21,399
	Zhejiang Runtu Co. Ltd., Class A	42,100	41,743
	Zhejiang Semir Garment Co. Ltd., Class A	59,400	53,957
	Zhejiang Southeast Space Frame Co. Ltd., Class A	17,900	17,772
	Zhejiang Supor Co. Ltd., Class A	3,700	25,915
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	2,880	9,588
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	25,500	23,285
*	Zhejiang Wanliyang Co. Ltd., Class A	15,300	20,144
	Zhejiang Wanma Co. Ltd., Class A	19,100	29,572
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	8,400	21,387
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	13,100	39,790
*	Zhejiang Windey Co. Ltd., Class A	7,410	13,844
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	8,100	42,948
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	15,411	27,082
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	25,500	41,948
	Zhejiang Yankon Group Co. Ltd., Class A	35,700	18,644
	Zhejiang Yasha Decoration Co. Ltd., Class A	23,500	16,850
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,500	32,521
	Zhejiang Yongtai Technology Co. Ltd., Class A	29,500	63,670
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	61,800	56,472
	Zheshang Securities Co. Ltd., Class A	20,000	30,441
	Zhihu, Inc.	18,400	46,898
*	Zhong An Group Ltd.	859,000	17,836
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	167,200	547,943
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	47,000	17,234
	Zhongji Innolight Co. Ltd., Class A	8,500	152,478
	Zhongjin Gold Corp. Ltd., Class A	29,400	43,843
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	65,800	52,534
	Zhongshan Public Utilities Group Co. Ltd., Class A	19,200	21,774
	Zhongsheng Group Holdings Ltd.	309,000	1,085,657
*	Zhongtian Financial Group Co. Ltd., Class A	191,400	10,713
	Zhongyu Energy Holdings Ltd.	215,000	155,820
*Ω	Zhongyuan Bank Co. Ltd., Class H	126,000	6,214
*	Zhuguang Holdings Group Co. Ltd.	486,000	43,103
	Zhuhai Huafa Properties Co. Ltd., Class A	41,600	64,162
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	136,300	543,371
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	8,700	47,446
	Zhuzhou Kibing Group Co. Ltd., Class A	61,100	78,397
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	396,000	216,804
	ZTE Corp., Class H	124,800	456,746
	ZTO Express Cayman, Inc., ADR	16,402	455,976
	ZTO Express Cayman, Inc.	9,200	254,819
TOTAL CHINA			287,119,180
COLOMBIA — (0.1%)
	BAC Holding International Corp.	165,109	9,327
	Banco de Bogota SA	5,102	39,687
	Bancolombia SA, Sponsored ADR	10,550	322,408

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Bancolombia SA	12,390	$105,478
	Celsia SA ESP	71,100	47,871
	Grupo Aval Acciones y Valores SA, ADR	4,349	11,438
	Grupo de Inversiones Suramericana SA	1,222	11,531
	Grupo Energia Bogota SA ESP	233,183	104,965
	Interconexion Electrica SA ESP	47,010	205,856
	Promigas SA ESP	33,754	40,495
TOTAL COLOMBIA			899,056
CZECH REPUBLIC — (0.0%)
	Komercni Banka AS	6,548	214,449
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	145,322	174,968
GREECE — (0.5%)
*	Alpha Services & Holdings SA	208,668	375,792
	Athens Water Supply & Sewage Co. SA	8,519	64,793
	Autohellas Tourist & Trading SA	5,765	86,555
	Bank of Greece	4,212	79,210
*	Ellaktor SA	4,756	13,065
	ElvalHalcor SA	12,789	31,749
	Entersoft SA Software Development & Related Services Co.	4,811	32,076
	Epsilon Net SA	4,305	46,245
*	Eurobank Ergasias Services & Holdings SA, Class A	252,111	440,410
	Fourlis Holdings SA	15,072	81,152
	GEK Terna Holding Real Estate Construction SA	8,845	139,443
	Hellenic Exchanges - Athens Stock Exchange SA	2,323	14,782
	Hellenic Telecommunications Organization SA	10,076	159,019
	Helleniq Energy Holdings SA	16,601	147,514
	Holding Co. ADMIE IPTO SA	22,438	58,934
	Intracom Holdings SA	12,803	29,417
*	Intracom SA Technical & Steel Constructions	5,832	21,093
	JUMBO SA	18,703	558,082
	Kri-Kri Milk Industry SA	1,715	16,406
*	LAMDA Development SA	16,824	131,624
	Motor Oil Hellas Corinth Refineries SA	25,625	647,605
	OPAP SA	33,126	582,605
*	Piraeus Financial Holdings SA	75,398	285,586
	Piraeus Port Authority SA	1,629	41,156
	Quest Holdings SA	8,669	61,977
	Sarantis SA	5,551	46,450
	Terna Energy SA	21,583	414,298
	Thrace Plastics Holding & Co.	3,797	21,801
TOTAL GREECE			4,628,839
HONG KONG — (0.0%)
††	Untrade.Ch Wood Opti	84,000	1,818
HUNGARY — (0.1%)
#*	4iG Nyrt	5,746	11,366
	Magyar Telekom Telecommunications PLC	87,782	104,377
	MASTERPLAST Nyrt	1,147	9,462
*	Opus Global Nyrt	37,779	23,522
	OTP Bank Nyrt	13,271	482,615
	Richter Gedeon Nyrt	26,469	667,936
TOTAL HUNGARY			1,299,278

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (16.0%)
	360 ONE WAM Ltd.	47,676	$302,246
*	3i Infotech Ltd.	27,570	11,754
	Aarti Drugs Ltd.	11,200	81,040
	Aarti Industries Ltd.	20,172	114,892
*	Aarti Pharmalabs Ltd.	5,043	21,464
*	Aavas Financiers Ltd.	7,198	136,037
	ABB India Ltd.	5,794	321,427
	Abbott India Ltd.	126	36,784
	Action Construction Equipment Ltd.	15,331	135,192
*	Adani Green Energy Ltd.	25,499	338,644
	Adani Total Gas Ltd.	19,594	158,447
	ADF Foods Ltd.	2,521	33,708
*	Aditya Birla Capital Ltd.	158,154	376,166
	Advanced Enzyme Technologies Ltd.	11,626	46,546
	Aegis Logistics Ltd.	58,373	272,782
*	Affle India Ltd.	3,381	44,276
	AGI Greenpac Ltd.	11,277	85,832
	Agro Tech Foods Ltd.	1,250	13,101
	Ahluwalia Contracts India Ltd.	5,052	44,414
	AIA Engineering Ltd.	7,380	312,671
	Ajanta Pharma Ltd.	11,104	229,684
	Akzo Nobel India Ltd.	3,525	119,045
	Alembic Ltd.	14,547	14,691
	Alembic Pharmaceuticals Ltd.	15,441	145,366
	Alkem Laboratories Ltd.	7,590	367,796
	Alkyl Amines Chemicals	3,087	91,842
	Allcargo Logistics Ltd.	19,487	74,224
	Allcargo Terminals Ltd.	19,487	14,543
	Amara Raja Batteries Ltd.	25,834	199,133
*	Amber Enterprises India Ltd.	1,893	55,771
	Anant Raj Ltd.	23,144	56,943
	Andhra Paper Ltd.	1,894	9,789
	Andhra Sugars Ltd.	37,543	49,987
	Angel One Ltd.	9,660	181,440
	Apar Industries Ltd.	5,951	271,815
	Apcotex Industries Ltd.	12,056	73,076
	APL Apollo Tubes Ltd.	34,467	662,784
	Apollo Hospitals Enterprise Ltd.	23,571	1,487,135
	Aptech Ltd.	4,388	18,101
*	Arvind Fashions Ltd.	12,622	50,002
*	Arvind SmartSpaces Ltd.	4,403	18,903
	Asahi India Glass Ltd.	11,563	81,180
	Ashiana Housing Ltd.	10,397	26,085
	Ashok Leyland Ltd.	178,090	398,547
*	Ashoka Buildcon Ltd.	41,864	50,917
	Asian Paints Ltd.	69,692	2,860,942
	Astec Lifesciences Ltd.	2,598	39,969
*Ω	Aster DM Healthcare Ltd.	44,244	167,950
	Astra Microwave Products Ltd.	13,392	60,935
	Astral Ltd.	28,717	690,593
	AstraZeneca Pharma India Ltd.	178	8,365
	Atul Ltd.	1,834	151,641
Ω	AU Small Finance Bank Ltd.	35,693	318,316
	Avadh Sugar & Energy Ltd.	1,668	11,870
	Avanti Feeds Ltd.	10,804	53,526
*Ω	Avenue Supermarts Ltd.	12,277	560,812
	Axis Bank Ltd.	81,808	950,745
	Bajaj Auto Ltd.	11,520	692,293
	Bajaj Consumer Care Ltd.	28,340	74,920

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bajaj Finance Ltd.	25,221	$2,240,208
	Bajaj Finserv Ltd.	25,492	495,077
*	Bajaj Hindusthan Sugar Ltd.	143,434	28,398
	Bajaj Holdings & Investment Ltd.	5,613	512,308
	Balaji Amines Ltd.	3,279	87,427
	Balmer Lawrie & Co. Ltd.	17,962	33,343
	Balrampur Chini Mills Ltd.	18,911	93,002
*Ω	Bandhan Bank Ltd.	123,893	337,880
	Bank of Baroda	127,220	313,387
	Bank of India	138,098	143,776
	Bank of Maharashtra	149,303	61,110
	Bannari Amman Sugars Ltd.	451	15,526
	BASF India Ltd.	5,960	198,880
	Bata India Ltd.	11,128	235,518
	Bayer CropScience Ltd.	3,427	185,424
*	BEML Land Assets Ltd.	5,776	11,118
	BEML Ltd.	5,776	140,894
	Berger Paints India Ltd.	68,680	571,739
*	BF Utilities Ltd.	4,960	22,770
	Bhansali Engineering Polymers Ltd.	24,745	26,068
	Bharat Bijlee Ltd.	943	43,452
	Bharat Electronics Ltd.	1,101,197	1,752,158
	Bharat Heavy Electricals Ltd.	224,965	286,862
	Bharat Petroleum Corp. Ltd.	206,507	947,148
	Bharat Rasayan Ltd.	482	52,780
	Bharti Airtel Ltd.	144,977	1,568,509
	Biocon Ltd.	48,566	151,975
	Birlasoft Ltd.	51,493	267,343
*	Black Box Ltd.	12,809	31,334
	Blue Dart Express Ltd.	1,255	102,776
	Blue Star Ltd.	30,228	288,511
	Bombay Burmah Trading Co.	886	12,274
*	Borosil Ltd.	2,664	15,015
	Bosch Ltd.	591	136,286
	Brigade Enterprises Ltd.	19,977	143,925
	Brightcom Group Ltd.	116,655	35,620
	Britannia Industries Ltd.	16,319	954,434
	BSE Ltd.	6,555	64,840
*	Camlin Fine Sciences Ltd.	29,561	56,359
	Can Fin Homes Ltd.	19,559	178,698
	Canara Bank	85,487	358,428
*	Capacit'e Infraprojects Ltd.	4,149	11,116
	Caplin Point Laboratories Ltd.	6,971	77,233
	Carborundum Universal Ltd.	33,257	489,067
	Castrol India Ltd.	161,343	284,032
	CCL Products India Ltd.	21,543	160,883
	Central Depository Services India Ltd.	13,535	202,728
	Century Enka Ltd.	1,684	8,805
	Century Plyboards India Ltd.	30,803	247,168
	Century Textiles & Industries Ltd.	12,946	170,222
	Cera Sanitaryware Ltd.	1,370	126,548
	CG Power & Industrial Solutions Ltd.	160,639	783,616
	Chambal Fertilisers & Chemicals Ltd.	46,780	157,789
	Chennai Petroleum Corp. Ltd.	11,761	57,679
	Cholamandalam Financial Holdings Ltd.	23,458	277,909
	Cholamandalam Investment & Finance Co. Ltd.	105,891	1,460,837
	CIE Automotive India Ltd.	21,072	130,280
	Cigniti Technologies Ltd.	3,948	37,567
	Cipla Ltd.	60,942	873,833

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	City Union Bank Ltd.	103,344	$167,927
Ω	Cochin Shipyard Ltd.	13,630	111,027
	Coforge Ltd.	10,458	599,168
	Colgate-Palmolive India Ltd.	45,184	1,107,851
	Computer Age Management Services Ltd.	9,520	272,672
	Container Corp. of India Ltd.	55,019	464,898
	Coromandel International Ltd.	40,436	507,640
*	CreditAccess Grameen Ltd.	12,386	220,030
	CRISIL Ltd.	4,599	218,815
	Crompton Greaves Consumer Electricals Ltd.	18,674	66,818
*	CSB Bank Ltd.	3,033	11,003
	Cummins India Ltd.	26,531	634,915
	Cyient Ltd.	15,057	269,369
*	D B Realty Ltd.	22,351	23,371
	Dabur India Ltd.	93,664	656,634
	Dalmia Bharat Sugar & Industries Ltd.	3,997	18,430
	DCM Shriram Ltd.	10,173	103,899
	DCW Ltd.	46,170	25,169
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	15,981	106,135
	Deepak Nitrite Ltd.	26,004	635,088
	Delta Corp. Ltd.	19,778	48,141
*	DEN Networks Ltd.	51,088	26,111
	Dhampur Bio Organics Ltd.	10,271	20,928
	Dhampur Sugar Mills Ltd.	10,271	34,476
*	Dhani Services Ltd.	55,006	25,163
	Dhanuka Agritech Ltd.	4,458	40,953
	Digidrive Distributors Ltd.	1,577	2,584
Ω	Dilip Buildcon Ltd.	14,000	45,501
*	Dish TV India Ltd.	417,871	90,094
*	Dishman Carbogen Amcis Ltd.	13,491	26,101
	Divi's Laboratories Ltd.	17,721	798,112
	Dixon Technologies India Ltd.	7,993	400,994
	Dollar Industries Ltd.	2,411	12,730
Ω	Dr Lal PathLabs Ltd.	10,906	307,994
	Dr Reddy's Laboratories Ltd.	11,808	811,729
	Dwarikesh Sugar Industries Ltd.	25,361	28,338
	Dynamatic Technologies Ltd.	652	31,415
	eClerx Services Ltd.	8,517	179,056
	Edelweiss Financial Services Ltd.	165,727	96,151
	Eicher Motors Ltd.	15,534	636,561
	EID Parry India Ltd.	27,751	167,132
	Electrosteel Castings Ltd.	48,669	34,785
	Elgi Equipments Ltd.	30,512	199,444
	Emami Ltd.	87,838	492,725
Ω	Endurance Technologies Ltd.	6,416	131,392
	Engineers India Ltd.	101,180	194,411
	EPL Ltd.	67,370	186,010
*Ω	Equitas Small Finance Bank Ltd.	62,762	72,610
Ω	Eris Lifesciences Ltd.	11,571	111,888
	ESAB India Ltd.	1,334	78,449
	Escorts Kubota Ltd.	8,042	249,120
	Everest Kanto Cylinder Ltd.	17,487	25,157
	Excel Industries Ltd.	1,401	15,600
*	Exide Industries Ltd.	114,115	349,037
*	FDC Ltd.	13,390	56,082
	Federal Bank Ltd.	455,179	753,228
	Filatex India Ltd.	25,742	12,081
	Fine Organic Industries Ltd.	1,763	96,887
	Finolex Cables Ltd.	17,633	227,173

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	65,665	$159,803
	Firstsource Solutions Ltd.	110,374	194,712
	Force Motors Ltd.	1,571	48,781
*	Fortis Healthcare Ltd.	95,400	406,450
	Galaxy Surfactants Ltd.	4,918	163,323
*	Ganesh Housing Corp. Ltd.	2,341	12,764
	Garden Reach Shipbuilders & Engineers Ltd.	6,759	51,107
	Gateway Distriparks Ltd.	65,576	62,823
*	Gati Ltd.	15,561	27,156
Ω	General Insurance Corp. of India	35,483	88,991
	Genus Power Infrastructures Ltd.	32,285	71,682
	GIC Housing Finance Ltd.	5,220	12,735
	Gillette India Ltd.	1,864	127,956
	GlaxoSmithKline Pharmaceuticals Ltd.	9,849	168,782
	Glenmark Pharmaceuticals Ltd.	19,922	191,991
	GMM Pfaudler Ltd.	2,669	47,803
*	Godrej Consumer Products Ltd.	45,512	575,342
*	Godrej Industries Ltd.	13,801	80,096
*	Godrej Properties Ltd.	21,424	454,752
	Goodyear India Ltd.	675	11,592
	Granules India Ltd.	43,108	169,514
	Graphite India Ltd.	15,014	79,223
	Grasim Industries Ltd.	31,392	706,175
	Grauer & Weil India Ltd.	22,570	31,845
	Greaves Cotton Ltd.	10,547	17,468
	Greenlam Industries Ltd.	5,484	32,300
	Greenpanel Industries Ltd.	2,688	11,065
	Greenply Industries Ltd.	28,877	59,428
	Grindwell Norton Ltd.	7,223	204,086
	Gujarat Alkalies & Chemicals Ltd.	7,446	59,737
	Gujarat Ambuja Exports Ltd.	19,688	62,678
	Gujarat Fluorochemicals Ltd.	5,594	185,393
	Gujarat Gas Ltd.	38,652	227,381
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	23,011	166,228
	Gujarat Pipavav Port Ltd.	75,513	114,954
	Gujarat State Fertilizers & Chemicals Ltd.	53,885	108,047
	Gujarat State Petronet Ltd.	79,718	280,917
	Gulf Oil Lubricants India Ltd.	3,376	21,628
	Happiest Minds Technologies Ltd.	13,691	154,224
	Hatsun Agro Product Ltd.	14,046	176,991
	Havells India Ltd.	32,078	521,222
	HBL Power Systems Ltd.	31,189	73,105
	HCL Technologies Ltd.	137,224	1,863,391
Ω	HDFC Asset Management Co. Ltd.	20,987	647,204
	HDFC Bank Ltd.	393,501	7,894,219
Ω	HDFC Life Insurance Co. Ltd.	64,413	506,935
*	HealthCare Global Enterprises Ltd.	9,655	38,414
	HEG Ltd.	2,712	59,546
	Heritage Foods Ltd.	11,224	33,703
	Hero MotoCorp Ltd.	29,536	1,153,807
	HFCL Ltd.	194,533	150,905
	HG Infra Engineering Ltd.	3,130	36,115
	HIL Ltd.	812	30,373
	Himadri Speciality Chemical Ltd.	72,384	123,783
	Hinduja Global Solutions Ltd.	5,135	65,782
	Hindustan Aeronautics Ltd.	9,523	459,234
*	Hindustan Construction Co. Ltd.	265,796	62,615
	Hindustan Copper Ltd.	23,574	40,647
	Hindustan Petroleum Corp. Ltd.	101,890	350,489

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever Ltd.	77,554	$2,414,713
	Hitachi Energy India Ltd.	1,355	64,995
	Hle Glascoat Ltd.	1,785	13,975
	Honda India Power Products Ltd.	808	21,621
	Honeywell Automation India Ltd.	378	196,764
	Huhtamaki India Ltd.	5,375	17,131
	I G Petrochemicals Ltd.	3,464	18,282
	ICICI Bank Ltd., Sponsored ADR	156,926	3,855,672
	ICICI Bank Ltd.	84,009	1,022,524
Ω	ICICI Lombard General Insurance Co. Ltd.	38,131	641,911
Ω	ICICI Prudential Life Insurance Co. Ltd.	37,964	266,915
Ω	ICICI Securities Ltd.	14,730	113,968
*	IDFC First Bank Ltd.	844,368	897,101
*	IFB Industries Ltd.	2,098	21,222
	IIFL Finance Ltd.	42,676	306,862
	India Glycols Ltd.	3,751	28,126
*	Indiabulls Housing Finance Ltd.	92,381	160,941
*	Indiabulls Real Estate Ltd.	33,887	28,498
Ω	IndiaMart InterMesh Ltd.	2,024	76,613
	Indian Bank	5,272	22,383
Ω	Indian Energy Exchange Ltd.	91,048	136,013
	Indian Railway Catering & Tourism Corp. Ltd.	63,619	495,440
Ω	Indian Railway Finance Corp. Ltd.	316,909	148,024
	Indoco Remedies Ltd.	9,177	35,390
	Indraprastha Gas Ltd.	76,056	428,384
*	Indus Towers Ltd.	133,742	280,089
	IndusInd Bank Ltd.	24,576	424,302
*	Infibeam Avenues Ltd.	172,173	31,957
	Info Edge India Ltd.	16,910	942,145
	Infosys Ltd., Sponsored ADR	249,310	4,153,505
	Infosys Ltd.	326,432	5,399,227
	Ingersoll Rand India Ltd.	2,441	85,718
*	Inox Wind Ltd.	22,754	58,523
	Insecticides India Ltd.	4,425	23,081
	Intellect Design Arena Ltd.	21,110	171,197
	Ipca Laboratories Ltd.	35,563	378,580
	IRB Infrastructure Developers Ltd.	401,090	129,455
Ω	IRCON International Ltd.	69,014	81,486
	ISGEC Heavy Engineering Ltd.	4,973	44,487
	ITD Cementation India Ltd.	23,769	53,657
*	ITI Ltd.	12,573	17,178
	J Kumar Infraprojects Ltd.	8,288	36,489
	Jamna Auto Industries Ltd.	27,431	37,400
	JB Chemicals & Pharmaceuticals Ltd.	10,588	323,689
	Jindal Poly Films Ltd.	5,639	43,379
	Jindal Stainless Ltd.	32,178	157,527
	JK Paper Ltd.	23,570	94,888
	JM Financial Ltd.	148,399	140,828
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,005	11,695
	Jubilant Foodworks Ltd.	62,917	366,949
	Jubilant Pharmova Ltd.	11,041	50,794
	Jyothy Labs Ltd.	32,517	122,629
	Kajaria Ceramics Ltd.	23,234	407,007
	Kalpataru Projects International Ltd.	24,859	189,866
	Kansai Nerolac Paints Ltd.	65,620	267,406
	Karur Vysya Bank Ltd.	129,250	196,520
	KCP Ltd.	24,082	33,764
	KEC International Ltd.	32,737	252,939
	KEI Industries Ltd.	17,234	509,870

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kennametal India Ltd.	1,352	$46,088
*	Kesoram Industries Ltd.	48,701	42,693
	Kirloskar Brothers Ltd.	5,926	55,295
	Kirloskar Oil Engines Ltd.	21,113	115,890
	Kitex Garments Ltd.	8,666	20,285
	KNR Constructions Ltd.	46,503	140,144
	Kolte-Patil Developers Ltd.	8,425	44,303
	Kotak Mahindra Bank Ltd.	34,507	779,974
	Kovai Medical Center & Hospital	834	27,317
	KPIT Technologies Ltd.	44,450	587,409
	KSB Ltd.	2,788	76,402
	LA Opala RG Ltd.	5,178	29,682
	Lakshmi Machine Works Ltd.	497	85,323
	LG Balakrishnan & Bros Ltd.	3,409	43,947
	LIC Housing Finance Ltd.	103,702	526,727
	LT Foods Ltd.	45,711	99,833
	Mahanagar Gas Ltd.	13,535	184,445
	Maharashtra Scooters Ltd.	783	53,326
	Mahindra & Mahindra Financial Services Ltd.	102,021	370,358
	Mahindra & Mahindra Ltd.	154,997	2,780,631
*	Mahindra Holidays & Resorts India Ltd.	5,015	20,711
	Mahindra Lifespace Developers Ltd.	18,060	113,457
Ω	Mahindra Logistics Ltd.	10,013	43,815
	Man Infraconstruction Ltd.	15,521	24,410
	Manappuram Finance Ltd.	130,357	220,953
*	Mangalore Refinery & Petrochemicals Ltd.	52,518	53,115
	Marico Ltd.	217,075	1,485,095
	Marksans Pharma Ltd.	60,249	87,169
	Maruti Suzuki India Ltd.	4,992	596,088
Ω	MAS Financial Services Ltd.	3,696	35,402
	Mastek Ltd.	4,526	111,176
*	Max Financial Services Ltd.	15,020	148,259
*	Max Healthcare Institute Ltd.	71,940	518,156
	Mayur Uniquoters Ltd.	7,402	46,809
	Mazagon Dock Shipbuilders Ltd.	5,092	117,037
	Meghmani Organics Ltd.	41,024	40,765
Ω	Metropolis Healthcare Ltd.	6,966	116,253
	Minda Corp. Ltd.	6,111	22,958
*	Mirza International Ltd.	1,232	723
Ω	Mishra Dhatu Nigam Ltd.	8,763	36,102
	Monte Carlo Fashions Ltd.	650	6,848
	Motherson Sumi Wiring India Ltd.	344,679	250,761
	Motilal Oswal Financial Services Ltd.	8,488	86,656
	Mphasis Ltd.	28,724	800,235
	MRF Ltd.	274	342,077
	Mrs Bectors Food Specialities Ltd.	4,118	46,031
	Multi Commodity Exchange of India Ltd.	2,316	46,924
	Muthoot Finance Ltd.	40,299	665,920
	Narayana Hrudayalaya Ltd.	25,906	318,250
	National Fertilizers Ltd.	23,497	20,412
	Navin Fluorine International Ltd.	4,395	228,925
	Navneet Education Ltd.	15,738	27,472
	NBCC India Ltd.	135,087	76,469
	NELCO Ltd.	2,476	24,012
	NESCO Ltd.	3,548	30,291
	Neuland Laboratories Ltd.	2,288	96,679
	Newgen Software Technologies Ltd.	4,599	47,739
	NIIT Learning Systems Ltd.	22,321	85,011
*	NIIT Ltd.	22,321	22,287

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Nilkamal Ltd.	2,078	$69,404
Ω	Nippon Life India Asset Management Ltd.	43,991	168,205
	NOCIL Ltd.	25,285	68,337
	Novartis India Ltd.	2,011	17,695
	NRB Bearings Ltd.	9,283	28,334
	Nucleus Software Exports Ltd.	3,927	53,387
	Nuvama Wealth Management Ltd.	1,841	54,772
	Oberoi Realty Ltd.	27,901	379,749
	One 97 Communications Ltd.	12,285	119,767
*	OnMobile Global Ltd.	15,797	14,803
	Orient Electric Ltd.	29,254	82,222
	Orient Paper & Industries Ltd.	51,064	27,340
*	Oriental Aromatics Ltd.	2,804	14,846
	Oriental Carbon & Chemicals Ltd.	1,909	18,483
	Page Industries Ltd.	1,682	777,325
	Paisalo Digital Ltd.	46,092	33,540
	Panama Petrochem Ltd.	8,339	29,137
*	Patel Engineering Ltd.	91,668	48,969
*	PC Jeweller Ltd.	86,955	31,009
	Persistent Systems Ltd.	18,148	1,048,715
	Petronet LNG Ltd.	329,647	935,423
	Pfizer Ltd.	2,020	98,514
	Phoenix Mills Ltd.	16,203	340,986
	PI Industries Ltd.	16,054	706,429
	Pidilite Industries Ltd.	19,616	625,351
*Ω	PNB Housing Finance Ltd.	23,109	179,451
	PNC Infratech Ltd.	26,853	113,014
	Poly Medicure Ltd.	7,241	109,084
	Polycab India Ltd.	13,076	768,297
	Polyplex Corp. Ltd.	6,178	92,032
	Poonawalla Fincorp Ltd.	41,691	199,745
	Power Finance Corp. Ltd.	347,256	1,103,536
	Power Grid Corp. of India Ltd.	336,192	1,088,501
	Power Mech Projects Ltd.	944	53,362
	Praj Industries Ltd.	41,695	217,175
Ω	Prataap Snacks Ltd.	989	10,096
	Prestige Estates Projects Ltd.	39,763	284,096
*	Pricol Ltd.	12,224	41,085
*	Prime Focus Ltd.	12,141	16,891
	Prince Pipes & Fittings Ltd.	8,468	67,784
	Privi Speciality Chemicals Ltd.	1,728	23,065
	Procter & Gamble Health Ltd.	2,195	142,963
	Procter & Gamble Hygiene & Health Care Ltd.	3,208	616,366
	PSP Projects Ltd.	1,462	14,134
*	PTC India Financial Services Ltd.	73,647	20,965
	PTC India Ltd.	119,739	171,833
Ω	Quess Corp. Ltd.	21,752	113,152
	Radico Khaitan Ltd.	17,285	303,939
	Rajesh Exports Ltd.	19,507	123,707
	Rallis India Ltd.	17,572	46,720
	Ramco Industries Ltd.	3,297	7,424
	Rane Holdings Ltd.	2,135	25,996
	Rashtriya Chemicals & Fertilizers Ltd.	52,545	73,515
	Ratnamani Metals & Tubes Ltd.	6,026	195,075
*Ω	RBL Bank Ltd.	83,136	230,496
	REC Ltd.	364,331	899,872
	Redington Ltd.	198,182	436,277
	Redtape Ltd.	5,222	13,958
	Relaxo Footwears Ltd.	11,158	128,489

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rhi Magnesita India Ltd.	1,276	$10,055
	RITES Ltd.	7,991	45,049
	Rupa & Co. Ltd.	5,302	19,294
	Safari Industries India Ltd.	901	31,554
	Samvardhana Motherson International Ltd.	369,298	441,775
	Sandhar Technologies Ltd.	1,775	8,037
	Sanghvi Movers Ltd.	4,873	37,388
	Sanofi India Ltd.	2,689	229,489
	Saregama India Ltd.	7,887	37,764
	Sasken Technologies Ltd.	1,565	17,555
	Savita Oil Technologies Ltd.	12,025	45,616
	SBI Cards & Payment Services Ltd.	30,124	313,831
Ω	SBI Life Insurance Co. Ltd.	37,376	582,624
	Schaeffler India Ltd.	12,188	463,694
*	Schneider Electric Infrastructure Ltd.	23,603	81,252
*	SEAMEC Ltd.	422	3,752
	Seshasayee Paper & Boards Ltd.	11,390	38,297
Ω	SH Kelkar & Co. Ltd.	22,091	31,860
	Shakti Pumps India Ltd.	3,183	28,119
	Shankara Building Products Ltd.	2,509	22,878
	Shanthi Gears Ltd.	1,459	8,171
	Sharda Cropchem Ltd.	13,530	72,292
	Sharda Motor Industries Ltd.	1,040	10,762
*	Sheela Foam Ltd.	4,950	73,514
	Shilpa Medicare Ltd.	7,105	30,620
*	Shoppers Stop Ltd.	8,764	84,747
*	Shree Renuka Sugars Ltd.	87,295	48,843
	Shriram Finance Ltd.	55,611	1,280,598
	Siemens Ltd.	5,787	280,154
*	SIS Ltd.	11,813	63,367
	Siyaram Silk Mills Ltd.	2,428	16,326
	SKF India Ltd.	6,470	423,624
	Snowman Logistics Ltd.	32,403	19,713
	Sobha Ltd.	8,551	64,556
	Somany Ceramics Ltd.	3,988	36,145
	Sonata Software Ltd.	35,964	462,272
*	Spandana Sphoorty Financial Ltd.	6,230	62,279
	SRF Ltd.	45,009	1,188,442
*	Star Cement Ltd.	30,883	54,680
*	Strides Pharma Science Ltd.	17,020	97,603
*	Stylam Industries Ltd.	810	15,887
*	Subex Ltd.	108,975	42,990
	Sudarshan Chemical Industries Ltd.	8,791	52,933
	Sumitomo Chemical India Ltd.	6,853	34,355
	Sun Pharmaceutical Industries Ltd.	84,071	1,168,897
	Sun TV Network Ltd.	31,011	204,499
	Sundaram Finance Ltd.	12,314	396,702
	Sundaram-Clayton Ltd.	1,384	85,554
	Sundram Fasteners Ltd.	28,302	438,972
	Sunteck Realty Ltd.	9,265	40,901
	Suprajit Engineering Ltd.	8,394	42,727
	Supreme Industries Ltd.	19,667	848,120
	Supreme Petrochem Ltd.	20,416	111,308
	Suven Pharmaceuticals Ltd.	34,610	207,625
*	Suzlon Energy Ltd.	1,095,552	252,799
	Swaraj Engines Ltd.	2,717	64,554
	Symphony Ltd.	2,159	22,825
Ω	Syngene International Ltd.	57,028	553,022
	Tamil Nadu Newsprint & Papers Ltd.	11,188	28,770

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tamilnadu Petroproducts Ltd.	23,240	$22,591
	Tanla Platforms Ltd.	17,250	251,391
	Tata Communications Ltd.	23,573	515,571
	Tata Consultancy Services Ltd.	122,193	5,080,837
	Tata Consumer Products Ltd.	82,157	858,519
	Tata Elxsi Ltd.	11,196	975,540
*	Tata Motors Ltd.	404,077	3,170,566
	TCI Express Ltd.	2,376	45,734
*Ω	TCNS Clothing Co. Ltd.	3,918	20,874
	TD Power Systems Ltd.	12,280	38,932
*	TeamLease Services Ltd.	287	8,212
	Tech Mahindra Ltd.	139,119	1,895,614
*Ω	Tejas Networks Ltd.	13,442	134,036
	Texmaco Rail & Engineering Ltd.	119,190	154,468
	Thermax Ltd.	5,047	158,846
	Thirumalai Chemicals Ltd.	19,514	48,142
*	Thomas Cook India Ltd.	16,689	17,056
Ω	Thyrocare Technologies Ltd.	5,502	39,845
	Tide Water Oil Co. India Ltd.	1,780	24,337
	Tilaknagar Industries Ltd.	26,662	55,216
	Time Technoplast Ltd.	62,992	105,239
	Timken India Ltd.	5,897	251,765
	Tinplate Co. of India Ltd.	9,928	45,150
*	Titagarh Rail System Ltd.	21,133	168,302
	Titan Co. Ltd.	53,298	1,954,769
	Torrent Pharmaceuticals Ltd.	37,061	906,808
	Tourism Finance Corp. of India Ltd.	20,829	22,364
	TransIndia Realty & Logistics Parks Ltd.	19,487	5,750
	Transport Corp. of India Ltd.	6,986	64,098
	Trent Ltd.	42,311	906,526
	Triveni Engineering & Industries Ltd.	9,802	35,710
	Triveni Turbine Ltd.	15,203	73,697
	TTK Prestige Ltd.	11,130	107,099
	Tube Investments of India Ltd.	1,120	42,195
*	TV18 Broadcast Ltd.	178,685	88,031
	TVS Motor Co. Ltd.	46,785	784,379
	TVS Srichakra Ltd.	787	29,101
	Uflex Ltd.	12,421	65,842
	United Breweries Ltd.	10,448	195,567
*	United Spirits Ltd.	64,982	802,041
	UNO Minda Ltd.	30,086	216,050
	UPL Ltd.	225,934	1,711,855
	Usha Martin Ltd.	4,554	18,638
	UTI Asset Management Co. Ltd.	9,427	92,145
*	VA Tech Wabag Ltd.	9,891	63,486
	Vaibhav Global Ltd.	14,609	61,348
	Vakrangee Ltd.	159,662	30,730
*Ω	Varroc Engineering Ltd.	9,736	41,344
	Varun Beverages Ltd.	130,822	1,280,339
	Vesuvius India Ltd.	2,177	97,380
	V-Guard Industries Ltd.	56,806	195,514
	Vinati Organics Ltd.	5,715	127,627
	Vindhya Telelinks Ltd.	2,422	60,554
	VIP Industries Ltd.	15,554	113,563
	Vl E Governance Ord	15,966	4,368
	V-Mart Retail Ltd.	376	10,433
*	Vodafone Idea Ltd.	1,491,657	150,676
	Voltamp Transformers Ltd.	1,435	80,855
	Voltas Ltd.	45,021	426,645

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	VST Tillers Tractors Ltd.	993	$36,936
	Welspun Corp. Ltd.	48,585	190,172
	Welspun Enterprises Ltd.	16,276	46,348
	West Coast Paper Mills Ltd.	10,620	62,606
*	Westlife Foodworld Ltd.	9,180	104,543
	Whirlpool of India Ltd.	3,492	61,545
	Wipro Ltd.	179,441	885,027
*	Wockhardt Ltd.	12,979	37,685
*	Wonderla Holidays Ltd.	6,246	47,281
*	Yes Bank Ltd.	108,012	22,408
	Zee Entertainment Enterprises Ltd.	298,105	882,986
	Zensar Technologies Ltd.	43,425	262,257
*	Zomato Ltd.	299,857	307,150
	Zydus Lifesciences Ltd.	72,854	558,738
	Zydus Wellness Ltd.	1,765	31,528
TOTAL INDIA			160,137,211
INDONESIA — (0.7%)
	Ace Hardware Indonesia Tbk PT	2,122,400	101,383
*	Adi Sarana Armada Tbk PT	440,500	37,531
*	Agung Semesta Sejahtera Tbk PT	344,900	252
*	Alam Sutera Realty Tbk PT	2,532,800	30,741
	Arwana Citramulia Tbk PT	996,500	55,850
	Astra Otoparts Tbk PT	111,600	21,679
	Bali Bintang Sejahtera Tbk PT	429,200	5,664
	Bank BTPN Syariah Tbk PT	785,300	111,046
*	Bank Bukopin Tbk PT	1,382,400	9,533
*	Bank Jago Tbk PT	201,200	38,872
*	Bank MNC Internasional Tbk PT	2,969,200	16,152
*	Bank Neo Commerce Tbk PT	335,200	10,097
	Bank Pan Indonesia Tbk PT	746,600	63,378
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	633,930	50,024
	Bank Pembangunan Daerah Jawa Timur Tbk PT	647,800	28,344
	Barito Pacific Tbk PT	4,005,647	205,832
*	Bekasi Fajar Industrial Estate Tbk PT	2,296,800	25,291
	BFI Finance Indonesia Tbk PT	2,332,500	204,239
*	Bintang Oto Global Tbk PT	233,500	19,204
	BISI International Tbk PT	170,900	17,102
	Blue Bird Tbk PT	152,000	22,674
*	Bukalapak.com PT Tbk	1,421,100	20,375
*	Bumi Serpong Damai Tbk PT	520,600	40,925
	Ciputra Development Tbk PT	2,351,400	173,891
	Elang Mahkota Teknologi Tbk PT	1,911,200	82,456
	Erajaya Swasembada Tbk PT	3,413,900	113,250
*	Gajah Tunggal Tbk PT	272,300	19,500
	Garudafood Putra Putri Jaya Tbk PT	2,231,400	69,555
*††	Hanson International Tbk PT	8,134,100	0
	Hexindo Adiperkasa Tbk PT	63,500	28,207
	Impack Pratama Industri Tbk PT	1,799,600	40,091
	Indomobil Sukses Internasional Tbk PT	502,700	58,492
	Indosat Tbk PT	174,100	106,201
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,017,323	85,640
	Integra Indocabinet Tbk PT	615,400	17,959
*††	Inti Agri Resources Tbk PT	550,900	342
	Jasa Marga Persero Tbk PT	770,800	197,777
	Jaya Real Property Tbk PT	709,100	26,568
	Kalbe Farma Tbk PT	2,771,400	352,001
	KMI Wire & Cable Tbk PT	229,100	5,193
*	Lippo Karawaci Tbk PT	1,405,700	9,232

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	M Cash Integrasi PT	54,100	$29,246
*	Map Aktif Adiperkasa PT	982,000	52,773
	Matahari Department Store Tbk PT	175,600	35,184
	Mayora Indah Tbk PT	697,600	111,909
*	MD Pictures Tbk PT	288,500	76,485
*	Media Nusantara Citra Tbk PT	2,337,100	97,636
	Medikaloka Hermina Tbk PT	1,068,900	105,917
*	Merdeka Copper Gold Tbk PT	1,219,632	284,188
*	Metro Healthcare Indonesia Tbk PT	1,200,800	41,011
	Metrodata Electronics Tbk PT	2,268,400	77,477
*	Mitra Adiperkasa Tbk PT	2,599,500	341,426
	Mitra Keluarga Karyasehat Tbk PT	1,123,400	216,948
	Mitra Pinasthika Mustika Tbk PT	395,200	27,135
*	MNC Digital Entertainment Tbk PT	275,200	68,977
*	MNC Vision Networks Tbk PT	1,452,700	4,816
	Mulia Industrindo Tbk PT	288,700	8,614
*	NFC Indonesia Tbk PT	18,800	5,598
	Nippon Indosari Corpindo Tbk PT	140,600	11,981
	Pabrik Kertas Tjiwi Kimia Tbk PT	369,600	165,468
*	Pacific Strategic Financial Tbk PT	424,900	30,571
	Panin Financial Tbk PT	3,301,900	67,047
*	Paninvest Tbk PT	332,500	24,578
*††	Pool Advista Indonesia Tbk PT	64,100	40
*	PP Persero Tbk PT	893,600	35,855
	Prodia Widyahusada Tbk PT	81,100	35,522
	Puradelta Lestari Tbk PT	4,085,000	46,048
*	Quantum Clovera Investama Tbk PT	1,622,300	5,379
*††	Rimo International Lestari Tbk PT	3,949,000	0
*	Sarana Meditama Metropolitan Tbk PT	696,400	17,095
	Sarana Menara Nusantara Tbk PT	4,129,000	277,886
	Sariguna Primatirta Tbk PT	464,300	20,338
	Selamat Sempurna Tbk PT	86,000	11,405
	Siloam International Hospitals Tbk PT	724,800	93,723
*††	Sri Rejeki Isman Tbk PT	1,498,800	2,721
	Sumber Alfaria Trijaya Tbk PT	3,573,300	639,828
	Summarecon Agung Tbk PT	2,645,445	115,845
	Surya Citra Media Tbk PT	4,856,600	50,243
	Surya Esa Perkasa Tbk PT	1,766,200	69,130
*	Surya Semesta Internusa Tbk PT	1,772,300	55,023
	Telkom Indonesia Persero Tbk PT	900,000	221,738
#	Telkom Indonesia Persero Tbk PT, ADR	9,876	242,258
	Tempo Scan Pacific Tbk PT	253,800	28,530
	Tower Bersama Infrastructure Tbk PT	2,142,800	274,265
*††	Trada Alam Minera Tbk PT	1,606,700	999
	Ultrajaya Milk Industry & Trading Co. Tbk PT	888,200	113,353
	Unilever Indonesia Tbk PT	1,186,000	302,744
	Vale Indonesia Tbk PT	51,100	23,319
*††	Waskita Beton Precast Tbk PT	2,650,700	8,782
*	Waskita Karya Persero Tbk PT	2,437,341	32,649
*	Wijaya Karya Persero Tbk PT	761,600	22,128
TOTAL INDONESIA			7,154,374
KUWAIT — (0.3%)
	A'ayan Leasing & Investment Co. KSCP	58,476	30,266
*	Agility Public Warehousing Co. KSC	110,693	227,007
	Ahli United Bank KSCP	41,007	35,908
	Al Ahli Bank of Kuwait KSCP	103,110	80,555
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	67,877	41,097
	Al-Eid Food KSC	35,762	21,886

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Arzan Financial Group for Financing & Investment KPSC	24,982	$11,548
*	Asiya Capital Investments Co. KSCP	117,236	21,676
	Boubyan Bank KSCP	67,010	135,242
	Boubyan Petrochemicals Co. KSCP	12,694	30,537
	Boursa Kuwait Securities Co. KPSC	12,214	75,781
	Burgan Bank SAK	47,132	31,912
	Combined Group Contracting Co. SAK	17,825	22,455
	Commercial Facilities Co. SAKP	56,507	32,190
	Gulf Bank KSCP	388,696	334,036
	Gulf Cables & Electrical Industries Group Co. KSCP	9,786	39,182
	Heavy Engineering & Ship Building Co. KSCP, Class B	18,791	42,696
	Humansoft Holding Co. KSC	1,528	17,906
	Integrated Holding Co. KCSC	8,710	11,483
	Kuwait Finance House KSCP	332,639	854,337
	Kuwait Financial Centre SAK	32,533	11,543
	Kuwait Insurance Co. SAK	34,849	54,678
	Kuwait International Bank KSCP	26,885	14,615
	Kuwait Real Estate Co. KSC	153,392	70,405
	Kuwait Telecommunications Co.	51,876	98,787
	Mezzan Holding Co. KSCC	21,897	38,134
	National Bank of Kuwait SAKP	98,060	307,076
	National Industries Group Holding SAK	172,126	129,991
	National Investments Co. KSCP	69,158	54,480
	Salhia Real Estate Co. KSCP	31,321	48,429
	Securities House KSC	53,780	12,079
	Sultan Center Food Products Co. KSC	30,168	12,963
	Warba Bank KSCP	140,233	96,319
TOTAL KUWAIT			3,047,199
MALAYSIA — (1.1%)
	Aeon Co. M Bhd	108,000	29,229
#	AEON Credit Service M Bhd	27,800	74,239
#	AFFIN Bank Bhd	56,693	24,524
	Ajinomoto Malaysia Bhd	4,200	15,479
	Alliance Bank Malaysia Bhd	227,400	178,047
	AMMB Holdings Bhd	271,000	232,062
*	Ancom Nylex Bhd	137,100	31,328
	Apex Healthcare Bhd	22,650	12,364
#	Astro Malaysia Holdings Bhd	227,500	26,994
#*	Berjaya Corp. Bhd	448,760	29,364
#	Berjaya Food Bhd	107,500	16,199
*	Berjaya Land Bhd	294,800	17,982
#*	Bermaz Auto Bhd	317,700	144,501
#	BIMB Holdings Bhd	142,500	69,558
#	Cahya Mata Sarawak Bhd	104,300	24,529
	Carlsberg Brewery Malaysia Bhd, Class B	33,900	157,905
	CIMB Group Holdings Bhd	300,405	370,054
*	Coastal Contracts Bhd	57,700	28,178
#	D&O Green Technologies Bhd	126,900	110,716
	Datasonic Group Bhd	106,700	11,245
#	Dayang Enterprise Holdings Bhd	169,420	52,667
	Dialog Group Bhd	579,300	295,710
	DRB-Hicom Bhd	178,400	58,567
#	Dufu Technology Corp. Bhd	55,900	23,586
#	Duopharma Biotech Bhd	106,742	30,802
	Dutch Lady Milk Industries Bhd	2,500	11,833
	Eco World Development Group Bhd	57,100	11,905
#*	Ekovest Bhd	334,600	33,042
#	Formosa Prosonic Industries Bhd	55,100	31,650

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Fraser & Neave Holdings Bhd	35,500	$196,840
	Frontken Corp. Bhd	202,500	145,646
	Gamuda Bhd	384,831	366,954
#	Gas Malaysia Bhd	52,900	35,323
*	Genetec Technology Bhd	36,600	19,806
	George Kent Malaysia Bhd	106,500	11,228
	Globetronics Technology Bhd	139,600	44,603
*	Greatech Technology Bhd	62,200	63,485
	Guan Chong Bhd	77,900	38,069
	HAP Seng Consolidated Bhd	40,400	30,475
	Heineken Malaysia Bhd	35,100	203,466
#	Hengyuan Refining Co. Bhd	31,700	24,421
#	Hextar Global Bhd	292,400	49,624
	Hong Leong Bank Bhd	18,500	80,375
#	Hong Leong Financial Group Bhd	26,600	108,006
	Hong Leong Industries Bhd	20,200	40,323
	Hup Seng Industries Bhd	52,600	7,887
#	IHH Healthcare Bhd	101,900	134,583
#	IOI Properties Group Bhd	176,500	53,653
*	JAKS Resources Bhd	487,500	21,097
	Kelington Group Bhd	19,700	6,295
	Kenanga Investment Bank Bhd	103,200	20,941
	Kerjaya Prospek Group Bhd	130,895	32,512
	KPJ Healthcare Bhd	43,800	11,180
*	KSL Holdings Bhd	72,900	13,347
#	LBS Bina Group Bhd	93,730	10,090
	Lii Hen Industries Bhd	70,500	13,211
#Ω	Lotte Chemical Titan Holding Bhd	127,315	32,229
#	LPI Capital Bhd	58,600	154,702
	Luxchem Corp. Bhd	117,200	12,212
#	Magni-Tech Industries Bhd	50,166	21,025
	Magnum Bhd	170,645	41,649
	Mah Sing Group Bhd	109,900	16,336
	Malayan Banking Bhd	215,409	430,973
#	Malaysia Airports Holdings Bhd	86,353	132,146
#	Malaysia Building Society Bhd	469,531	81,197
	Malaysian Pacific Industries Bhd	24,400	158,599
#	Malaysian Resources Corp. Bhd	595,329	50,196
	Matrix Concepts Holdings Bhd	151,350	47,657
#	MBM Resources Bhd	18,900	14,510
	MNRB Holdings Bhd	49,400	10,789
Ω	MR DIY Group M Bhd	416,850	135,921
*	Muhibbah Engineering M Bhd	139,200	21,008
	My EG Services Bhd	2,256,623	383,179
*	Nylex Malaysia Bhd	2,285	243
	OSK Holdings Bhd	267,600	65,316
	PA Resources Bhd	204,500	12,472
	Padini Holdings Bhd	96,200	84,940
	Panasonic Manufacturing Malaysia Bhd	3,800	16,845
#	Paramount Corp. Bhd	90,300	18,425
#	Perak Transit Bhd	39,466	9,459
	Petron Malaysia Refining & Marketing Bhd	24,600	25,711
#	Petronas Chemicals Group Bhd	101,100	155,958
	Petronas Dagangan Bhd	58,600	298,463
#	PIE Industrial Bhd	28,700	17,820
#*	PMB Technology Bhd	16,400	14,367
	Power Root Bhd	33,600	15,355
	Press Metal Aluminium Holdings Bhd	172,700	193,116
	Public Bank Bhd	1,185,500	1,096,597

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ranhill Utilities Bhd	82,424	$10,609
	RCE Capital Bhd	27,200	13,573
	RHB Bank Bhd	223,755	282,485
#	Sam Engineering & Equipment M Bhd	34,400	38,165
*	Sapura Energy Bhd	2,096,200	16,218
	Scientex Bhd	225,000	177,724
#	Sime Darby Bhd	444,700	215,210
	Sime Darby Property Bhd	384,900	52,091
#	SP Setia Bhd Group	451,564	63,097
#	Sports Toto Bhd	218,823	70,900
	Sunway Bhd	367,600	145,945
#	Sunway Construction Group Bhd	78,400	31,313
#	Supermax Corp. Bhd	277,151	51,954
#	Syarikat Takaful Malaysia Keluarga Bhd	125,790	97,122
	Taliworks Corp. Bhd	120,500	21,377
#	TASCO Bhd	69,700	12,376
#	Telekom Malaysia Bhd	122,301	138,088
	TIME dotCom Bhd	254,500	303,041
*	Tropicana Corp. Bhd	190,196	50,155
#	Uchi Technologies Bhd	66,700	50,882
	UEM Edgenta Bhd	53,500	11,565
#	UEM Sunrise Bhd	434,700	46,303
	UMW Holdings Bhd	67,500	61,857
	UOA Development Bhd	123,200	51,104
	UWC Bhd	73,700	54,956
*	Velesto Energy Bhd	1,333,600	68,156
#	ViTrox Corp. Bhd	89,100	155,199
	VS Industry Bhd	726,500	144,251
	WCT Holdings Bhd	326,015	32,535
	Wellcall Holdings Bhd	99,500	26,258
#	Westports Holdings Bhd	115,100	89,407
	Yinson Holdings Bhd	348,640	197,175
*	YNH Property Bhd	46,800	52,711
	YTL Power International Bhd	173,300	52,295
TOTAL MALAYSIA			10,593,211
MEXICO — (2.3%)
#*	ALEATICA SAB de CV	8,989	18,397
#	Alpek SAB de CV	166,494	171,714
*	Alsea SAB de CV	78,647	273,726
*	America Movil SAB de CV, ADR	58,214	1,217,837
	America Movil SAB de CV, Class B	604,116	633,519
	Arca Continental SAB de CV	50,506	506,749
Ω	Banco del Bajio SA	156,876	475,828
	Becle SAB de CV	57,550	150,465
	Bolsa Mexicana de Valores SAB de CV	64,372	136,471
	Cia Minera Autlan SAB de CV, Class B	2,100	1,625
	Coca-Cola Femsa SAB de CV, Sponsored ADR	1,755	147,982
	Coca-Cola Femsa SAB de CV	65,803	554,443
	Consorcio ARA SAB de CV	302,667	74,289
	Corp. Inmobiliaria Vesta SAB de CV	182,706	662,412
	El Puerto de Liverpool SAB de CV, Class C1	38,598	241,500
	Fomento Economico Mexicano SAB de CV	108,726	1,231,860
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	1,140	129,105
	Genomma Lab Internacional SAB de CV, Class B	379,861	340,502
	Gentera SAB de CV	69,181	89,983
	Grupo Aeroportuario del Centro Norte SAB de CV	71,351	804,313
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	866	164,852
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	72,771	1,384,583

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Sureste SAB de CV, ADR	2,866	$811,049
	Grupo Aeroportuario del Sureste SAB de CV, Class B	8,704	246,945
	Grupo Bimbo SAB de CV, Class A	211,753	1,100,559
	Grupo Carso SAB de CV	11,388	90,580
	Grupo Comercial Chedraui SA de CV	110,713	648,542
	Grupo Elektra SAB de CV	2,060	155,117
	Grupo Financiero Banorte SAB de CV, Class O	286,469	2,716,366
*	Grupo Financiero Inbursa SAB de CV, Class O	267,982	652,631
	Grupo Herdez SAB de CV	47,672	140,155
	Grupo Hotelero Santa Fe SAB de CV	135,595	33,281
	Grupo Industrial Saltillo SAB de CV	56,810	103,476
	Grupo KUO SAB de CV, Class B	4,600	10,019
	Grupo Rotoplas SAB de CV	27,053	43,169
	Grupo Televisa SAB, Sponsored ADR	5,685	30,187
	Grupo Televisa SAB	416,039	440,760
*Ω	Grupo Traxion SAB de CV	41,850	89,698
*	Industrias CH SAB de CV, Class B	11,751	139,728
*	Industrias Penoles SAB de CV	35,052	501,927
	Kimberly-Clark de Mexico SAB de CV, Class A	197,924	466,767
	La Comer SAB de CV	163,002	406,799
#	Megacable Holdings SAB de CV	176,620	447,852
	Orbia Advance Corp. SAB de CV	337,621	766,780
*	Organizacion Soriana SAB de CV, Class B	37,341	61,391
	Promotora y Operadora de Infraestructura SAB de CV	60,763	632,051
	Promotora y Operadora de Infraestructura SAB de CV, Class L	5,771	38,005
#	Qualitas Controladora SAB de CV	25,574	188,495
	Regional SAB de CV	7,562	58,631
#*	Sitios Latinoamerica SAB de CV	42,125	19,195
	Wal-Mart de Mexico SAB de CV	609,430	2,538,533
TOTAL MEXICO			22,990,843
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	1,139	1,959
	Credicorp Ltd.	4,787	751,799
	Intercorp Financial Services, Inc.	4,167	102,258
TOTAL PERU			856,016
PHILIPPINES — (0.3%)
*	8990 Holdings, Inc.	281,700	47,467
*	ACEN Corp.	22,020	2,093
	Alliance Global Group, Inc.	702,200	159,069
	Ayala Land, Inc.	201,000	100,370
*	AyalaLand Logistics Holdings Corp.	407,000	22,534
	Bank of the Philippine Islands	128,152	267,216
	Cebu Landmasters, Inc.	258,680	12,295
*Ω	CEMEX Holdings Philippines, Inc.	147,892	2,828
*	Converge Information & Communications Technology Solutions, Inc.	562,300	103,465
	Cosco Capital, Inc.	555,300	53,998
	D&L Industries, Inc.	654,900	86,205
*	DITO CME Holdings Corp.	492,100	20,882
	DoubleDragon Corp.	211,400	29,013
	Filinvest Development Corp.	39,100	3,664
	Ginebra San Miguel, Inc.	16,380	47,460
	Global Ferronickel Holdings, Inc.	557,000	24,761
	GT Capital Holdings, Inc.	16,780	166,588
*	Integrated Micro-Electronics, Inc.	206,100	17,528
	International Container Terminal Services, Inc.	100,970	399,034
	JG Summit Holdings, Inc.	125,753	98,669

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Jollibee Foods Corp.	37,930	$176,175
	LT Group, Inc.	489,000	85,505
	Manila Electric Co.	11,520	74,720
	Manila Water Co., Inc.	131,100	45,602
	Metropolitan Bank & Trust Co.	111,580	121,974
Ω	Monde Nissin Corp.	56,400	8,402
	Nickel Asia Corp.	1,166,700	135,012
	Petron Corp.	1,035,100	69,728
††	Philcomsat Holdings Corp.	9,969	13,732
*	Philippine Seven Corp.	24,690	38,440
	Philippine Stock Exchange, Inc.	130	391
	Premium Leisure Corp.	695,000	7,213
	Puregold Price Club, Inc.	252,600	133,411
	Rizal Commercial Banking Corp.	34,700	15,804
	Robinsons Land Corp.	455,800	124,568
	Robinsons Retail Holdings, Inc.	119,880	119,096
	Security Bank Corp.	56,360	85,229
	Shell Pilipinas Corp.	142,200	37,235
	SM Investments Corp.	10,670	177,290
	Synergy Grid & Development Phils, Inc.	43,300	7,097
	Union Bank of the Philippines	125,229	173,325
	Vista Land & Lifescapes, Inc.	665,000	19,014
	Vistamalls, Inc.	23,100	997
	Wilcon Depot, Inc.	306,900	127,723
TOTAL PHILIPPINES			3,462,822
POLAND — (0.9%)
*	11 bit studios SA	239	41,701
	AB SA	2,614	37,725
	Action SA	2,393	10,833
*	Alior Bank SA	21,280	308,246
*Ω	Allegro.eu SA	13,366	117,841
	Amica SA	1,140	23,568
*	AmRest Holdings SE	4,842	33,758
	Apator SA	4,975	21,029
	Arctic Paper SA	2,194	9,789
	ASBISc Enterprises PLC	19,306	153,508
	Asseco Poland SA	18,884	376,216
#	Asseco South Eastern Europe SA	6,922	86,681
	Auto Partner SA	16,874	93,757
	Bank Handlowy w Warszawie SA	3,987	89,516
*	Bank Ochrony Srodowiska SA	12,487	29,895
*	Benefit Systems SA	550	239,028
*	Bioton SA	11,456	10,714
#*	BNPP Bank Polska SA	1,658	26,907
	Boryszew SA	26,861	43,972
	Budimex SA	4,084	419,764
*	CCC SA	6,759	87,680
	CD Projekt SA	13,322	543,524
	Celon Pharma SA	1,863	7,779
*	CI Games SA	29,151	46,516
	ComArch SA	1,063	39,759
	Creepy Jar SA	135	25,435
	Cyfrowy Polsat SA	52,370	211,031
	Develia SA	68,631	83,827
*Ω	Dino Polska SA	5,346	595,331
	Dom Development SA	3,300	122,031
	Echo Investment SA	11,206	12,227
#	Erbud SA	1,787	21,074

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Fabryki Mebli Forte SA	5,421	$34,524
	Ferro SA	2,661	19,915
*	Grenevia SA	57,607	52,679
	Grupa Kety SA	3,355	580,355
*	ING Bank Slaski SA	4,782	238,122
	Inter Cars SA	2,333	372,805
	KGHM Polska Miedz SA	16,311	504,443
*	KRUK SA	2,640	288,208
	LiveChat Software SA	3,741	137,997
	LPP SA	80	275,195
*	mBank SA	2,452	292,694
	Mirbud SA	15,876	31,513
	Mo-BRUK SA	310	22,110
	Neuca SA	893	171,538
#	NEWAG SA	7,382	33,937
*	Pepco Group NV	24,207	208,598
	PlayWay SA	481	50,781
*	Polimex-Mostostal SA	23,933	27,994
	Powszechny Zaklad Ubezpieczen SA	58,143	587,997
	R22 SA	571	11,013
*	Santander Bank Polska SA	1,858	184,335
*	Selvita SA	1,054	19,369
	Stalexport Autostrady SA	24,162	16,417
#	TEN Square Games SA	1,352	27,039
	Tim SA	2,365	29,460
	Unimot SA	1,194	30,102
	VRG SA	39,196	34,972
*	Wawel SA	162	24,835
	Wirtualna Polska Holding SA	4,832	139,964
Ω	XTB SA	12,195	119,226
TOTAL POLAND			8,538,799
QATAR — (0.8%)
	Aamal Co.	612,200	148,284
	Al Khaleej Takaful Group QSC	30,672	23,893
	Al Meera Consumer Goods Co. QSC	37,943	149,154
	Alijarah Holding Co. QPSC	95,410	23,187
*	Baladna	246,853	103,177
	Barwa Real Estate Co.	389,769	300,847
	Commercial Bank PSQC	369,788	635,198
	Doha Bank QPSC	568,357	270,074
*	Estithmar Holding QPSC	106,069	63,593
	Gulf International Services QSC	354,623	201,768
	Gulf Warehousing Co.	73,653	69,578
*	Lesha Bank LLC	142,942	62,797
	Mannai Corp. QSC	95,599	149,947
	Masraf Al Rayan QSC	548,824	378,493
*	Mazaya Real Estate Development QPSC	239,401	55,057
	Medicare Group	25,863	44,772
	Mesaieed Petrochemical Holding Co.	395,989	212,338
	Qatar Aluminum Manufacturing Co.	360,475	133,831
	Qatar Fuel QSC	134,665	621,562
	Qatar Industrial Manufacturing Co. QSC	50,886	42,248
*	Qatar Insurance Co. SAQ	525,496	321,814
	Qatar International Islamic Bank QSC	187,126	533,558
	Qatar Islamic Bank SAQ	163,989	952,944
	Qatar National Bank QPSC	470,072	2,192,975
	Qatar Navigation QSC	84,782	244,527
	United Development Co. QSC	519,423	174,047

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar QSC	338,760	$180,325
	Zad Holding Co.	5,626	21,034
TOTAL QATAR			8,311,022
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	7,070	0
*††	Mobile TeleSystems PJSC, ADR	31,844	0
*††	PhosAgro PJSC	50	0
*††	PhosAgro PJSC, GDR	7,767	0
*††	Polyus PJSC, GDR	4,999	0
*††	Sberbank of Russia PJSC, Sponsored ADR	114,063	0
*††	VTB Bank PJSC, GDR	102,771	0
SAUDI ARABIA — (3.5%)
	Abdullah Al Othaim Markets Co.	133,820	527,090
	Advanced Petrochemical Co.	23,657	287,177
*	Al Alamiya for Cooperative Insurance Co.	4,062	18,659
	Al Babtain Power & Telecommunication Co.	4,478	38,085
	Al Hammadi Holding	14,487	226,978
*	Al Hassan Ghazi Ibrahim Shaker Co.	6,290	42,621
*	Al Khaleej Training & Education Co.	7,718	41,350
	Al Masane Al Kobra Mining Co.	534	11,514
	Al Moammar Information Systems Co.	3,391	152,836
	Al Rajhi Bank	183,940	3,656,277
*	Al Rajhi Co. for Co-operative Insurance	3,705	141,667
*	AlAbdullatif Industrial Investment Co.	3,860	18,637
	Alandalus Property Co.	9,665	60,876
	Alaseel Co.	22,170	32,249
	Aldrees Petroleum & Transport Services Co.	16,118	513,260
	Alinma Bank	117,521	1,158,705
	AlKhorayef Water & Power Technologies Co.	1,674	71,123
*	Allianz Saudi Fransi Cooperative Insurance Co.	10,370	47,634
	Almunajem Foods Co.	3,575	66,815
	Alujain Corp.	10,656	131,435
	Arab National Bank	114,699	814,355
	Arabian Centres Co. Ltd.	19,599	119,569
	Arabian Contracting Services Co.	429	22,622
	Arabian Internet & Communications Services Co.	6,578	639,457
	Arriyadh Development Co.	10,270	54,863
	Astra Industrial Group	12,228	289,801
	Baazeem Trading Co.	1,074	19,412
	Bank AlBilad	78,191	911,447
	Bank Al-Jazira	101,933	499,255
	Banque Saudi Fransi	80,897	918,356
	Basic Chemical Industries Ltd.	1,702	16,302
*	Batic Investments & Logistic Co.	16,540	10,046
	Bawan Co.	5,287	50,821
	BinDawood Holding Co.	37,270	68,119
	Bupa Arabia for Cooperative Insurance Co.	19,532	898,364
	Co. for Cooperative Insurance	14,442	549,673
	Dallah Healthcare Co.	8,037	377,883
*	Dar Al Arkan Real Estate Development Co.	149,605	675,088
	Dr Sulaiman Al Habib Medical Services Group Co.	13,683	1,054,096
*	Electrical Industries Co.	3,435	33,080
*	Emaar Economic City	71,273	171,038
	Etihad Etisalat Co.	82,423	1,029,193
*	Fawaz Abdulaziz Al Hokair & Co., Class C	13,915	57,366
	Fitaihi Holding Group	618	6,138
*	Halwani Brothers Co.	2,941	51,175

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Herfy Food Services Co.	3,218	$31,870
	Jarir Marketing Co.	245,050	1,012,593
*	Jazan Energy & Development Co.	4,892	19,173
	L'Azurde Co. for Jewelry	7,580	29,121
	Leejam Sports Co. JSC	6,747	265,445
	Maharah Human Resources Co.	8,488	144,498
*	Methanol Chemicals Co.	10,982	71,694
*	Middle East Healthcare Co.	4,313	74,167
	Middle East Paper Co.	11,988	114,276
*	Middle East Specialized Cables Co.	5,782	24,204
	Mouwasat Medical Services Co.	11,451	765,672
	Nahdi Medical Co.	680	31,510
*	Nama Chemicals Co.	3,503	31,021
*	National Agriculture Development Co.	8,846	117,796
	National Co. for Glass Industries	4,087	41,403
	National Co. for Learning & Education	1,974	54,126
	National Gas & Industrialization Co.	7,958	142,052
	National Medical Care Co.	4,899	177,381
	Nayifat Finance Co.	5,017	21,470
*	Rabigh Refining & Petrochemical Co.	82,600	229,106
*	Raydan Food Co.	1,030	7,118
	Riyad Bank	173,737	1,472,866
	SABIC Agri-Nutrients Co.	25,762	990,146
	Saudi Airlines Catering Co.	10,006	330,731
	Saudi Automotive Services Co.	6,110	96,650
	Saudi Awwal Bank	90,471	917,725
	Saudi Basic Industries Corp.	40,581	927,456
	Saudi Ceramic Co.	10,634	86,139
	Saudi Chemical Co. Holding	77,460	96,019
*	Saudi Co. For Hardware CJSC	4,961	44,987
*	Saudi Ground Services Co.	17,435	146,919
	Saudi Industrial Investment Group	75,966	506,118
*	Saudi Kayan Petrochemical Co.	238,785	780,139
	Saudi Marketing Co.	7,310	51,148
	Saudi National Bank	231,026	2,373,979
*	Saudi Paper Manufacturing Co.	6,899	59,815
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	12,504	132,024
*	Saudi Printing & Packaging Co., Class C	6,278	30,819
*	Saudi Public Transport Co.	14,579	68,964
*	Saudi Real Estate Co.	17,847	63,936
*	Saudi Research & Media Group	14,165	706,980
	Saudi Tadawul Group Holding Co.	2,383	127,901
	Saudi Telecom Co.	192,226	2,173,625
	Saudia Dairy & Foodstuff Co.	3,565	337,067
	Savola Group	62,802	707,892
*	Seera Group Holding	43,694	335,266
	SHL Finance Co.	1,979	9,959
*	Sinad Holding Co.	15,956	53,826
*	Takween Advanced Industries Co.	5,749	26,241
	Tanmiah Food Co.	562	17,968
	Theeb Rent A Car Co.	3,029	68,573
	United Electronics Co.	11,267	244,783
	United International Transportation Co.	9,496	174,990
	Yanbu National Petrochemical Co.	55,256	675,109
TOTAL SAUDI ARABIA			34,824,963
SOUTH AFRICA — (2.6%)
	Adcock Ingram Holdings Ltd.	6,946	21,491
	Advtech Ltd.	22,922	23,831

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	AECI Ltd.	31,856	$168,074
	Afrimat Ltd.	11,673	37,608
	Altron Ltd., Class A	70,082	29,487
	Anglo American Platinum Ltd.	5,991	299,425
	AngloGold Ashanti Ltd.	17,465	387,368
	AngloGold Ashanti Ltd., Sponsored ADR	26,409	586,280
	Aspen Pharmacare Holdings Ltd.	77,359	830,156
*	Aveng Ltd.	38,394	17,202
	Barloworld Ltd.	44,692	209,530
	Bid Corp. Ltd.	52,297	1,237,804
	Bidvest Group Ltd.	85,636	1,327,524
*	Blue Label Telecoms Ltd.	146,716	27,400
*	Brait PLC	242,729	40,741
	Capitec Bank Holdings Ltd.	1,922	192,800
	Cashbuild Ltd.	5,352	48,473
	Clicks Group Ltd.	75,765	1,188,208
	Coronation Fund Managers Ltd.	65,377	120,183
	Curro Holdings Ltd.	25,364	12,239
	DataTec Ltd.	87,355	172,099
Ω	Dis-Chem Pharmacies Ltd.	159,029	228,772
*	Discovery Ltd.	82,709	732,062
	DRDGOLD Ltd.	15,834	17,404
	Famous Brands Ltd.	9,394	31,182
	FirstRand Ltd.	287,962	1,171,392
	Foschini Group Ltd.	53,404	323,607
	Gold Fields Ltd., Sponsored ADR	157,913	2,442,914
	Grindrod Ltd.	67,977	36,289
	Hudaco Industries Ltd.	9,126	82,720
	Impala Platinum Holdings Ltd.	156,878	1,133,140
	Investec Ltd.	46,182	288,452
	Invicta Holdings Ltd.	5,349	8,347
	Italtile Ltd.	118,320	82,233
	KAP Ltd.	69,868	10,527
	Kumba Iron Ore Ltd.	13,900	381,292
	Lewis Group Ltd.	9,835	21,206
	Libstar Holdings Ltd.	50,632	10,846
	Life Healthcare Group Holdings Ltd.	177,958	207,904
	MiX Telematics Ltd., Sponsored ADR	3,696	25,133
	Momentum Metropolitan Holdings	326,607	346,072
	Motus Holdings Ltd.	51,098	301,567
	Mpact Ltd.	55,728	82,749
	Mr Price Group Ltd.	46,057	405,500
	MTN Group Ltd.	112,449	881,117
	MultiChoice Group	131,451	649,904
	Naspers Ltd., Class N	11,422	2,244,272
	Nedbank Group Ltd.	25,786	338,831
	NEPI Rockcastle NV	93,880	564,593
	Netcare Ltd.	71,722	56,155
	Ninety One Ltd.	65,262	142,215
*	Northam Platinum Holdings Ltd.	25,718	217,564
	Old Mutual Ltd.	671,405	489,052
	Omnia Holdings Ltd.	62,300	205,409
	OUTsurance Group Ltd.	14,883	32,125
Ω	Pepkor Holdings Ltd.	327,420	318,589
	Pick n Pay Stores Ltd.	60,972	131,594
	PSG Konsult Ltd.	109,730	88,175
	Raubex Group Ltd.	27,796	40,489
	Reunert Ltd.	47,356	159,453
	RFG Holdings Ltd.	21,034	12,939

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Sanlam Ltd.	232,710	$858,086
	Santam Ltd.	8,733	144,882
	Sappi Ltd.	89,849	193,515
	Shoprite Holdings Ltd.	8,179	118,142
	Sibanye Stillwater Ltd.	465,656	884,937
*	Southern Sun Ltd.	40,847	10,037
	SPAR Group Ltd.	68,224	411,592
	Spur Corp. Ltd.	15,300	20,100
	Stadio Holdings Ltd.	56,665	14,450
	Standard Bank Group Ltd.	70,405	751,274
	Truworths International Ltd.	71,174	286,032
*	Wilson Bayly Holmes-Ovcon Ltd.	17,410	105,508
	Woolworths Holdings Ltd.	147,247	657,606
*	Zeda Ltd.	44,692	27,568
TOTAL SOUTH AFRICA			26,405,438
SOUTH KOREA — (14.2%)
*	3S Korea Co. Ltd.	7,967	16,031
	ABco Electronics Co. Ltd.	2,081	27,280
*	ABLBio, Inc.	2,951	44,321
	Actro Co. Ltd.	1,337	7,408
*	ADTechnology Co. Ltd.	1,279	25,559
	Advanced Nano Products Co. Ltd.	823	106,236
	Advanced Process Systems Corp.	5,818	91,963
	Aekyung Chemical Co. Ltd.	2,137	33,217
	Aekyung Industrial Co. Ltd.	2,237	42,692
	AfreecaTV Co. Ltd.	2,451	140,431
*	Agabang&Company	12,217	29,316
	Ahnlab, Inc.	606	29,870
	AJ Networks Co. Ltd.	2,003	6,705
*	Ajin Industrial Co. Ltd.	8,452	43,619
*	Alteogen, Inc.	3,294	115,317
*	ALUKO Co. Ltd.	10,456	32,892
*	Amicogen, Inc.	1,290	18,186
*	Aminologics Co. Ltd.	7,906	9,006
	Amorepacific Corp.	4,673	412,750
	Amorepacific Group	7,089	152,140
*	Amotech Co. Ltd.	2,092	16,129
*	Anam Electronics Co. Ltd.	13,023	20,539
*	Ananti, Inc.	9,179	48,360
*	Anterogen Co. Ltd.	1,450	16,395
*	Apact Co. Ltd.	2,976	8,356
*	Aprogen Biologics	45,650	13,183
*	Aprogen, Inc.	35,723	41,936
*	APS, Inc.	1,428	9,557
*	APTC Co. Ltd.	6,409	87,171
*	Aroot Co. Ltd.	33,216	10,008
	Asia Paper Manufacturing Co. Ltd.	1,337	40,707
	Atinum Investment Co. Ltd.	5,620	9,655
	AUK Corp.	7,995	16,369
	Avaco Co. Ltd.	2,470	34,385
*	Avatec Co. Ltd.	514	5,768
	Baiksan Co. Ltd.	4,496	27,710
*	Beno Tnr, Inc.	2,978	9,277
	BGF Co. Ltd.	7,644	21,571
	BGF retail Co. Ltd.	3,053	400,573
	BGFecomaterials Co. Ltd.	4,133	17,387
	BH Co. Ltd.	8,967	168,654
*	BHI Co. Ltd.	4,278	24,971

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Binex Co. Ltd.	3,695	$29,076
	Binggrae Co. Ltd.	1,377	49,754
*	Bioneer Corp.	1,671	60,959
*	BNC Korea Co. Ltd.	5,378	14,899
	BNK Financial Group, Inc.	58,811	311,909
	Boditech Med, Inc.	5,099	58,054
	BoKwang Industry Co. Ltd.	1,810	8,256
	Bolak Co. Ltd.	16,769	19,508
	Bookook Securities Co. Ltd.	462	7,937
	Boryung	6,319	40,725
*	Bosung Power Technology Co. Ltd.	7,684	20,401
*	Bukwang Pharmaceutical Co. Ltd.	4,615	24,167
	BYC Co. Ltd.	80	26,249
	Byucksan Corp.	8,835	16,169
*	Cafe24 Corp.	1,154	11,484
*	CammSys Corp.	17,801	20,761
	Cape Industries Ltd.	6,153	24,300
	Caregen Co. Ltd.	532	91,233
	Celltrion Healthcare Co. Ltd.	7,278	375,994
*	Celltrion Pharm, Inc.	2,161	150,467
	Celltrion, Inc.	16,876	1,941,538
*	Chabiotech Co. Ltd.	4,235	41,733
	Changhae Ethanol Co. Ltd.	2,011	15,684
	Cheil Worldwide, Inc.	34,615	492,632
	Chemtronics Co. Ltd.	3,577	68,341
*	Chemtros Co. Ltd.	2,178	13,634
*	ChinHung International, Inc.	23,967	22,250
	Chinyang Holdings Corp.	7,730	19,652
*	Choil Aluminum Co. Ltd.	11,512	30,758
	Chong Kun Dang Pharmaceutical Corp.	1,506	91,096
	Chongkundang Holdings Corp.	793	30,586
*	Chorokbaem Media Co. Ltd.	4,200	17,792
	Chosun Refractories Co. Ltd.	886	27,114
#	Chunbo Co. Ltd.	750	112,128
	CJ CheilJedang Corp.	1,523	334,329
	CJ Corp.	4,599	233,802
*	CJ ENM Co. Ltd.	4,818	243,120
	CJ Freshway Corp.	2,433	47,629
	CJ Logistics Corp.	2,833	160,052
*	CKD Bio Corp.	912	15,609
	Classys, Inc.	4,625	111,136
	CLIO Cosmetics Co. Ltd.	714	10,226
*	CMG Pharmaceutical Co. Ltd.	8,816	15,951
*	CoAsia Corp.	1,572	11,857
*	Com2uS Holdings Corp.	880	22,499
#	Com2uSCorp	2,881	123,190
*	Comtec Systems Co. Ltd.	24,345	15,188
*	ContentreeJoongAng Corp.	544	6,968
*	Coreana Cosmetics Co. Ltd.	5,220	10,278
*	Cosmax, Inc.	4,122	331,566
*	CosmoAM&T Co. Ltd.	2,699	384,853
#*	Cosmochemical Co. Ltd.	3,546	154,561
	Coway Co. Ltd.	29,817	958,205
	Cowintech Co. Ltd.	515	15,232
	CR Holdings Co. Ltd.	2,104	23,559
	Creas F&C Co. Ltd.	1,268	17,170
*	Creative & Innovative System	3,518	34,377
	Creverse, Inc.	1,427	17,773
*	CrystalGenomics, Inc.	5,676	16,310

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CS Wind Corp.	2,631	$153,091
*	CTC BIO, Inc.	2,098	15,200
*	CTR Mobility Co. Ltd.	915	10,141
	Cuckoo Holdings Co. Ltd.	3,109	37,021
	Cuckoo Homesys Co. Ltd.	1,747	29,529
*	Curexo, Inc.	2,147	29,640
	Cymechs, Inc.	1,162	13,415
	D.I Corp.	2,915	17,906
	Dae Hwa Pharmaceutical Co. Ltd.	1,232	7,588
	Dae Hyun Co. Ltd.	9,204	15,102
	Dae Won Kang Up Co. Ltd.	9,092	55,116
*	Daea TI Co. Ltd.	5,700	14,280
*	Daebo Magnetic Co. Ltd.	512	19,479
	Daebongls Co. Ltd.	2,018	22,306
	Daedong Corp.	5,235	44,287
	Daeduck Co. Ltd.	1,972	10,755
	Daeduck Electronics Co. Ltd.	5,825	165,695
	Daegu Department Store	870	8,047
	Daehan Flour Mill Co. Ltd.	341	34,361
	Daehan New Pharm Co. Ltd.	2,297	15,587
	Daehan Steel Co. Ltd.	1,697	16,878
*	Dae-Il Corp.	5,949	27,176
	Daejoo Electronic Materials Co. Ltd.	861	68,056
	Daesang Corp.	4,045	53,956
	Daesang Holdings Co. Ltd.	2,845	15,186
	Daesung Energy Co. Ltd.	2,804	15,855
	Daewon Media Co. Ltd.	2,643	28,198
	Daewon Pharmaceutical Co. Ltd.	4,099	49,291
	Daewon San Up Co. Ltd.	2,161	10,076
*	Daewoo Engineering & Construction Co. Ltd.	96,691	342,997
	Daewoong Co. Ltd.	2,917	29,734
	Daewoong Pharmaceutical Co. Ltd.	584	46,700
	Daihan Pharmaceutical Co. Ltd.	1,066	22,381
	Daishin Securities Co. Ltd.	8,360	88,394
*	Danal Co. Ltd.	6,093	17,635
	Daol Investment & Securities Co. Ltd.	12,487	33,311
#	Daou Data Corp.	4,343	44,648
	Daou Technology, Inc.	6,145	84,817
*	Dasan Networks, Inc.	7,361	27,945
*	Dawonsys Co. Ltd.	4,173	45,963
	DB Financial Investment Co. Ltd.	6,205	19,447
	DB Insurance Co. Ltd.	19,594	1,158,600
*	DB, Inc.	36,593	58,465
	Dentium Co. Ltd.	2,450	276,301
	Deutsch Motors, Inc.	5,379	21,079
	Device ENG Co. Ltd.	1,253	14,670
*	Devsisters Co. Ltd.	812	23,981
	DGB Financial Group, Inc.	37,239	213,557
*	DHAutoware Co. Ltd.	3,671	7,650
	Digital Daesung Co. Ltd.	4,602	21,280
*	DIO Corp.	2,824	71,846
	Display Tech Co. Ltd.	3,359	17,960
	DL Construction Co. Ltd.	2,489	23,952
	DL E&C Co. Ltd.	9,216	221,286
	DL Holdings Co. Ltd.	4,730	145,601
	DMS Co. Ltd.	7,907	33,955
	DNF Co. Ltd.	3,548	71,364
	Dohwa Engineering Co. Ltd.	4,413	28,923
	Dong A Eltek Co. Ltd.	1,716	9,697

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dong-A Hwasung Co. Ltd.	2,071	$13,635
	Dong-A Socio Holdings Co. Ltd.	536	34,672
	Dong-A ST Co. Ltd.	1,581	65,245
*	Dongbang Transport Logistics Co. Ltd.	14,438	22,618
	Dongbu Corp.	4,141	20,448
	Dongjin Semichem Co. Ltd.	13,474	448,059
	Dongkoo Bio & Pharma Co. Ltd.	2,893	11,941
	DongKook Pharmaceutical Co. Ltd.	4,060	43,486
*	Dongkuk CM Co. Ltd.	6,759	53,395
	Dongkuk Holdings Co. Ltd.	3,600	42,387
*	Dongkuk Steel Mill Co. Ltd.	11,214	113,668
*	Dongkuk Structures & Construction Co. Ltd.	6,207	17,131
	Dongsuh Cos., Inc.	3,683	52,286
	Dongsung Chemical Co. Ltd.	11,196	41,922
	Dongsung Finetec Co. Ltd.	5,249	60,836
*	Dongwha Enterprise Co. Ltd.	702	22,438
	Dongwha Pharm Co. Ltd.	3,999	31,257
	Dongwon Development Co. Ltd.	13,299	34,769
	Dongwon F&B Co. Ltd.	1,675	34,471
	Dongwon Industries Co. Ltd.	1,870	57,932
	Dongwon Metal Co. Ltd.	6,801	15,466
	Dongwon Systems Corp.	1,256	41,496
	Dongyang E&P, Inc.	1,464	25,322
*	Doosan Bobcat, Inc.	18,690	857,338
	Doosan Co. Ltd.	2,716	226,978
*	Doosan Enerbility Co. Ltd.	41,927	575,488
*	Doosan Fuel Cell Co. Ltd.	4,019	85,771
#	Doosan Tesna, Inc.	3,921	151,361
	DoubleUGames Co. Ltd.	3,263	102,631
	Douzone Bizon Co. Ltd.	2,931	63,052
*	Dream Security Co. Ltd.	10,040	24,690
	Dreamtech Co. Ltd.	7,171	76,185
	Drgem Corp.	1,242	10,534
*	DSK Co. Ltd.	2,111	8,195
*	Duck Yang Industry Co. Ltd.	3,457	19,274
*	Duksan Hi-Metal Co. Ltd.	1,894	13,516
*	Duksan Techopia Co. Ltd.	961	12,153
	DY Corp.	4,932	23,164
	DY POWER Corp.	3,390	41,061
*	E Investment&Development Co. Ltd.	19,186	20,952
*	E& Corp. Co. Ltd.	5,126	14,764
	E1 Corp.	1,179	50,889
	Easy Bio, Inc.	3,302	9,377
	eBEST Investment & Securities Co. Ltd.	3,331	10,384
	Echo Marketing, Inc.	5,576	44,631
*	Eco&Dream Co. Ltd.	566	16,322
	Ecoplastic Corp.	9,576	46,131
#	Ecopro BM Co. Ltd.	4,975	1,636,422
#	Ecopro Co. Ltd.	3,835	3,633,029
#	Ecopro HN Co. Ltd.	2,454	175,099
	e-Credible Co. Ltd.	854	9,514
*	Ehwa Technologies Information Co. Ltd.	39,858	28,112
	Elentec Co. Ltd.	4,729	51,854
	E-MART, Inc.	4,942	293,344
*	EMKOREA Co. Ltd.	4,828	9,920
#	EM-Tech Co. Ltd.	2,530	74,439
	ENF Technology Co. Ltd.	3,228	61,219
*	Enzychem Lifesciences Corp.	19,669	23,175
#	Eo Technics Co. Ltd.	1,424	178,872

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	E-TRON Co. Ltd.	141,985	$30,187
*	Eubiologics Co. Ltd.	2,493	13,698
	Eugene Corp.	11,321	29,688
	Eugene Investment & Securities Co. Ltd.	13,616	47,176
	Eugene Technology Co. Ltd.	3,358	96,601
*	Ewon Comfortech Co. Ltd.	2,746	9,028
*	E-World	8,526	8,794
*	Exem Co. Ltd.	4,667	14,448
	Exicon Co. Ltd.	1,987	24,280
	F&F Co. Ltd.	4,910	398,635
	F&F Holdings Co. Ltd.	657	8,842
	Fila Holdings Corp.	13,385	416,351
*	Fine M-Tec Co. Ltd.	3,760	23,221
	Fine Semitech Corp.	2,256	49,070
*	Firstec Co. Ltd.	4,429	13,111
*	Flask Co. Ltd.	12,050	9,594
	Foosung Co. Ltd.	4,306	45,771
	Fursys, Inc.	987	23,381
	Gabia, Inc.	3,274	31,005
	Galaxia Moneytree Co. Ltd.	1,980	7,939
*	GAMSUNG Corp. Co. Ltd.	12,046	38,600
	Gaon Cable Co. Ltd.	1,166	20,766
	GC Cell Corp.	729	21,490
*	GemVax & Kael Co. Ltd.	3,004	30,747
	Gemvaxlink Co. Ltd.	20,885	17,265
*	Genexine, Inc.	4,234	32,252
*	Genie Music Corp.	4,854	13,516
	Geumhwa PSC Co. Ltd.	1,330	31,368
	Global Standard Technology Co. Ltd.	1,924	43,096
	Golfzon Co. Ltd.	1,350	102,328
	Golfzon Newdin Holdings Co. Ltd.	4,684	16,162
	Gradiant Corp.	4,366	50,984
	Green Chemical Co. Ltd.	4,719	30,929
	Green Cross Corp.	915	79,796
	Green Cross Holdings Corp.	5,251	56,457
	GS Engineering & Construction Corp.	18,115	207,819
	GS Retail Co. Ltd.	14,929	248,705
	Gwangju Shinsegae Co. Ltd.	735	18,738
	HAESUNG DS Co. Ltd.	3,254	196,586
	Haesung Industrial Co. Ltd.	977	6,616
	Han Kuk Carbon Co. Ltd.	6,365	71,875
	Hana Financial Group, Inc.	45,385	1,398,561
	Hana Materials, Inc.	1,780	67,265
#	Hana Micron, Inc.	10,893	183,359
	Hana Pharm Co. Ltd.	1,053	11,431
*	Hanall Biopharma Co. Ltd.	2,608	49,008
*	Hancom, Inc.	2,264	23,450
	Handok, Inc.	2,093	21,618
	Handsome Co. Ltd.	4,735	76,974
	Hanjin Transportation Co. Ltd.	2,334	36,360
	Hankook Shell Oil Co. Ltd.	185	31,939
	Hanmi Pharm Co. Ltd.	1,498	313,215
	Hanmi Science Co. Ltd.	1,225	30,591
	Hanmi Semiconductor Co. Ltd.	10,478	398,727
	HanmiGlobal Co. Ltd.	2,006	41,753
	Hannong Chemicals, Inc.	1,310	18,261
	Hanon Systems	51,814	346,575
	Hansae Co. Ltd.	8,611	121,168
	Hansae Yes24 Holdings Co. Ltd.	908	3,146

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Machinery Co.	4,076	$15,571
	Hansol Chemical Co. Ltd.	2,911	447,424
	Hansol Holdings Co. Ltd.	10,383	23,794
*	Hansol IONES Co. Ltd.	3,098	21,779
	Hansol Logistics Co. Ltd.	7,255	14,243
	Hansol Paper Co. Ltd.	4,665	38,728
	Hansol Technics Co. Ltd.	9,847	53,526
	Hanwha Aerospace Co. Ltd.	5,793	555,779
*	Hanwha Galleria Corp.	15,046	15,551
*	Hanwha General Insurance Co. Ltd.	19,605	58,168
*	Hanwha Investment & Securities Co. Ltd.	28,229	54,945
#*	Hanwha Life Insurance Co. Ltd.	125,311	232,442
#*	Hanwha Ocean Co. Ltd.	6,772	248,708
*	Hanwha Solutions Corp.	13,341	395,951
*	Hanyang Digitech Co. Ltd.	1,023	11,135
	Hanyang Eng Co. Ltd.	4,035	52,691
	Hanyang Securities Co. Ltd.	2,979	20,621
	HB Technology Co. Ltd.	20,026	39,895
	HD Hyundai Co. Ltd.	12,659	611,317
	HD Hyundai Construction Equipment Co. Ltd.	4,937	316,546
	HD Hyundai Electric Co. Ltd.	4,465	260,250
	HD Hyundai Energy Solutions Co. Ltd.	1,481	40,041
#	HD Hyundai Infracore Co. Ltd.	52,436	507,160
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,797	464,336
	HDC Holdings Co. Ltd.	11,304	51,846
	HDC Hyundai Development Co. Engineering & Construction, Class E	18,020	146,559
	HDC Hyundai Engineering Plastics Co. Ltd.	2,052	6,564
	Hecto Financial Co. Ltd.	710	9,202
	Hecto Innovation Co. Ltd.	2,056	21,280
	Heerim Architects & Planners	1,352	7,724
*	Helixmith Co. Ltd.	4,054	18,615
#*	HFR, Inc.	3,098	50,207
	Hite Jinro Co. Ltd.	10,080	160,469
	Hitejinro Holdings Co. Ltd.	2,275	15,890
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	9,275	22,162
*	HJ Shipbuilding & Construction Co. Ltd.	6,945	22,297
	HL Holdings Corp.	1,851	54,492
	HL Mando Co. Ltd.	5,681	205,742
*	HLB Biostep Co. Ltd.	2,115	5,402
*	HLB Global Co. Ltd.	2,902	9,276
*	HLB Life Science Co. Ltd.	4,396	31,343
*	HLB Therapeutics Co. Ltd.	7,452	21,909
*	HLB, Inc.	10,475	270,127
	HMM Co. Ltd.	48,543	666,301
	Home Center Holdings Co. Ltd.	29,955	27,976
*	Homecast Co. Ltd.	6,694	25,777
	Hotel Shilla Co. Ltd.	10,350	611,433
*	HSD Engine Co. Ltd.	4,700	43,982
*	Hugel, Inc.	1,071	90,612
*	Humax Co. Ltd.	9,576	26,447
	Humedix Co. Ltd.	1,698	47,861
*	Huneed Technologies	2,154	9,870
*	Huons Co. Ltd.	1,603	40,691
	Huons Global Co. Ltd.	1,464	22,979
*	Huvis Corp.	4,251	13,380
	Huvitz Co. Ltd.	2,931	53,447
	Hwa Shin Co. Ltd.	5,583	79,581
*	Hwail Pharm Co. Ltd.	11,956	18,825
	Hwangkum Steel & Technology Co. Ltd.	2,449	16,057

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HwaSung Industrial Co. Ltd.	2,547	$20,446
*	HYBE Co. Ltd.	963	198,318
	Hy-Lok Corp.	2,158	46,667
#	Hyosung Advanced Materials Corp., Class C	570	212,320
*	Hyosung Chemical Corp.	179	12,635
	Hyosung Corp.	2,907	137,411
*	Hyosung Heavy Industries Corp.	1,606	219,803
	Hyosung TNC Corp.	725	193,027
*	Hyulim ROBOT Co. Ltd.	14,592	18,446
	Hyundai Autoever Corp.	891	106,975
	Hyundai Bioland Co. Ltd.	797	6,468
	Hyundai Corp.	2,484	51,658
	Hyundai Corp. Holdings, Inc.	1,866	16,700
	Hyundai Department Store Co. Ltd.	1,955	84,970
	Hyundai Elevator Co. Ltd.	6,752	221,303
	Hyundai Engineering & Construction Co. Ltd.	19,589	574,924
	HYUNDAI EVERDIGM Corp.	2,354	13,170
	Hyundai Ezwel Co. Ltd.	4,878	25,572
	Hyundai Futurenet Co. Ltd.	13,368	28,026
	Hyundai GF Holdings	9,771	24,520
	Hyundai Green Food	5,187	47,124
	Hyundai Home Shopping Network Corp.	1,928	64,222
*	Hyundai Livart Furniture Co. Ltd.	3,789	21,350
	Hyundai Marine & Fire Insurance Co. Ltd.	19,681	441,874
*	Hyundai Mipo Dockyard Co. Ltd.	2,434	178,369
	Hyundai Mobis Co. Ltd.	7,175	1,310,990
	Hyundai Motor Co.	13,661	2,100,425
	Hyundai Motor Securities Co. Ltd.	5,127	33,071
	Hyundai Pharmaceutical Co. Ltd.	3,292	10,743
*	Hyundai Rotem Co. Ltd.	10,971	269,839
	Hyundai Wia Corp.	4,160	206,105
	HyVision System, Inc.	2,805	45,996
	i3system, Inc.	1,346	37,780
*	iA, Inc.	22,351	9,485
	ICD Co. Ltd.	4,838	36,586
*	Icure Pharm, Inc.	975	1,877
	IDIS Holdings Co. Ltd.	952	8,962
	Iljin Electric Co. Ltd.	5,905	46,720
	Iljin Holdings Co. Ltd.	6,856	22,857
	Iljin Power Co. Ltd.	2,335	22,853
	Ilshin Spinning Co. Ltd.	3,810	29,061
	Ilsung Pharmaceuticals Co. Ltd.	950	18,024
	Ilyang Pharmaceutical Co. Ltd.	1,351	17,054
	iMarketKorea, Inc.	5,701	40,254
	InBody Co. Ltd.	3,295	72,535
	Incross Co. Ltd.	771	7,412
	Industrial Bank of Korea	41,796	340,745
*	Infinitt Healthcare Co. Ltd.	2,990	12,906
*	Inhwa Precision Co. Ltd.	1,640	15,202
	Innocean Worldwide, Inc.	3,398	105,857
	InnoWireless Co. Ltd.	369	6,494
	Innox Advanced Materials Co. Ltd.	3,976	140,296
*	Innox Corp.	828	23,456
*	Inscobee, Inc.	5,576	5,342
*	Insung Information Co. Ltd.	8,315	20,890
	Intekplus Co. Ltd.	2,308	81,146
	Intellian Technologies, Inc.	761	46,409
	Intelligent Digital Integrated Security Co. Ltd.	826	11,865
*	Interflex Co. Ltd.	2,044	17,431

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Interojo Co. Ltd.	1,228	$33,222
*	iNtRON Biotechnology, Inc.	3,888	17,789
	Inzi Controls Co. Ltd.	2,405	15,488
*	IS Dongseo Co. Ltd.	3,763	100,043
#	ISC Co. Ltd.	2,345	189,460
	i-SENS, Inc.	3,346	85,510
*	ISU Abxis Co. Ltd.	2,469	12,692
	ISU Chemical Co. Ltd.	3,108	56,511
	ISU Specialty Chemical	763	170,231
	IsuPetasys Co. Ltd.	10,649	321,432
*	ITCEN Co. Ltd.	3,543	10,645
*	ITEK, Inc.	4,474	36,529
*	ITM Semiconductor Co. Ltd.	554	9,560
	It's Hanbul Co. Ltd.	1,009	9,947
*	Jahwa Electronics Co. Ltd.	1,279	29,030
	JASTECH Ltd.	1,874	13,063
	JB Financial Group Co. Ltd.	18,592	124,748
	JC Chemical Co. Ltd.	4,150	26,640
	Jeil Pharmaceutical Co. Ltd.	637	8,801
*	Jeisys Medical, Inc.	6,711	58,865
*	Jeju Semiconductor Corp.	3,960	14,071
	Jinsung T.E.C.	3,429	40,657
	JLS Co. Ltd.	1,866	10,413
	JNK Heaters Co. Ltd.	1,897	9,159
*	JNTC Co. Ltd.	2,483	18,555
*	JoyCity Corp.	2,763	7,266
	JS Corp.	1,238	12,926
#	Jusung Engineering Co. Ltd.	13,057	284,829
	JVM Co. Ltd.	1,438	37,517
	JW Holdings Corp.	12,580	39,532
	JW Life Science Corp.	1,759	19,182
	JW Pharmaceutical Corp.	2,214	73,854
*	JW Shinyak Corp.	3,577	8,336
	JYP Entertainment Corp.	6,498	695,694
	Kakao Corp.	12,715	511,867
*	Kakao Games Corp.	5,885	145,635
	KakaoBank Corp.	7,737	157,825
	Kangnam Jevisco Co. Ltd.	731	12,573
	Kangwon Land, Inc.	7,476	91,503
	KAON Group Co. Ltd.	4,850	21,941
*	KB Financial Group, Inc.	57,512	2,303,436
	KC Co. Ltd.	2,179	32,087
	KC Tech Co. Ltd.	3,067	56,579
	KCC Corp.	1,009	167,962
	KCI Ltd.	1,125	6,739
	KCTC	5,926	18,617
	KEC Corp.	14,835	21,351
	KEPCO Engineering & Construction Co., Inc.	1,501	89,053
	KEPCO Plant Service & Engineering Co. Ltd.	4,852	128,688
	Keyang Electric Machinery Co. Ltd.	4,289	7,307
*	KEYEAST Co. Ltd.	2,966	17,346
	KG Chemical Corp.	3,274	117,790
#	KG Dongbusteel	8,845	59,398
	KG Eco Technology Service Co. Ltd.	3,956	36,623
*††	KG Mobility Co.	1,502	9,025
	Kginicis Co. Ltd.	5,479	47,368
	KGMobilians Co. Ltd.	5,530	25,683
	KH Vatec Co. Ltd.	4,841	71,290
	Kia Corp.	37,805	2,453,518

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KidariStudio, Inc.	3,003	$13,730
	KINX, Inc.	659	34,222
	KISCO Corp.	1,610	7,744
	KISCO Holdings Co. Ltd.	1,214	16,709
	KISWIRE Ltd.	3,178	51,843
	KIWOOM Securities Co. Ltd.	4,216	321,453
*	KNW Co. Ltd.	1,699	14,796
	Koh Young Technology, Inc.	7,378	80,054
	Kolmar BNH Co. Ltd.	3,724	49,996
	Kolmar Korea Co. Ltd.	4,947	187,534
	Kolmar Korea Holdings Co. Ltd.	1,734	18,423
	Kolon Corp.	1,302	18,432
	Kolon Global Corp.	1,263	12,543
	Kolon Industries, Inc.	7,489	303,839
*	Kolon Mobility Group Corp.	4,190	12,375
	Kolon Plastic, Inc.	3,630	24,100
	Komelon Corp.	1,270	8,811
	KoMiCo Ltd.	1,679	80,149
*	KONA I Co. Ltd.	2,442	29,868
	Korea Alcohol Industrial Co. Ltd.	5,044	50,728
	Korea Asset In Trust Co. Ltd.	20,730	47,574
	Korea Business News Co. Ltd.	1,839	8,734
	Korea Cast Iron Pipe Industries Co. Ltd.	2,924	15,770
*	Korea Circuit Co. Ltd.	4,698	67,411
	Korea Electric Terminal Co. Ltd.	1,432	64,969
	Korea Electronic Certification Authority, Inc.	3,177	10,944
	Korea Electronic Power Industrial Development Co. Ltd.	4,695	28,099
	Korea Export Packaging Industrial Co. Ltd.	8,020	18,097
*	Korea Gas Corp.	7,365	143,331
	Korea Investment Holdings Co. Ltd.	9,800	375,526
	Korea Movenex Co. Ltd.	5,239	23,886
	Korea Parts & Fasteners Co. Ltd.	4,097	16,474
	Korea Petrochemical Ind Co. Ltd.	456	47,959
	Korea Petroleum Industries Co.	1,794	13,833
	Korea Ratings Corp.	163	9,385
	Korea Real Estate Investment & Trust Co. Ltd.	35,312	34,641
	Korea United Pharm, Inc.	1,508	32,184
	Korea Zinc Co. Ltd.	774	299,834
	Korean Reinsurance Co.	32,141	174,370
	Kortek Corp.	3,138	19,750
*	KOSES Co. Ltd.	2,319	23,138
*	KPM Tech Co. Ltd.	43,209	13,623
	KPX Chemical Co. Ltd.	815	28,235
*	Krafton, Inc.	3,803	512,638
*	KT Alpha Co. Ltd.	5,035	22,741
	KT Skylife Co. Ltd.	6,097	29,090
	KT Submarine Co. Ltd.	2,188	22,647
	KTCS Corp.	13,494	33,612
	Kukdo Chemical Co. Ltd.	567	22,782
	Kukdong Oil & Chemicals Co. Ltd.	4,500	14,215
#*	Kum Yang Co. Ltd.	3,102	388,197
*	Kumho HT, Inc.	38,994	25,783
	Kumho Petrochemical Co. Ltd.	5,992	564,259
*	Kumho Tire Co., Inc.	19,186	68,173
	KUMHOE&C Co. Ltd.	8,092	34,861
	Kumkang Kind Co. Ltd.	7,189	35,247
	Kwang Dong Pharmaceutical Co. Ltd.	13,256	66,983
	Kwang Myung Electric Co. Ltd.	8,027	16,198
*	KX Hitech Co. Ltd.	13,170	13,347

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyeryong Construction Industrial Co. Ltd.	1,770	$21,339
	Kyobo Securities Co. Ltd.	5,168	20,767
	Kyochon F&B Co. Ltd.	2,195	13,575
	Kyongbo Pharmaceutical Co. Ltd.	1,775	10,097
	Kyung Dong Navien Co. Ltd.	1,367	62,211
	Kyungbang Co. Ltd.	3,048	23,013
*	Kyungchang Industrial Co. Ltd.	3,490	8,566
	Kyungdong Pharm Co. Ltd.	5,683	30,239
	Kyung-In Synthetic Corp.	12,630	41,457
	L&C Bio Co. Ltd.	1,830	54,441
	L&F Co. Ltd.	3,497	706,764
*	LabGenomics Co. Ltd.	10,654	74,511
#*	Lake Materials Co. Ltd.	14,801	234,507
*	LB Semicon, Inc.	9,863	63,787
	Lee Ku Industrial Co. Ltd.	6,450	25,725
	LEENO Industrial, Inc.	2,877	380,580
	LF Corp.	5,047	54,989
	LG Chem Ltd.	2,966	1,508,821
	LG Electronics, Inc.	31,379	2,671,023
	LG H&H Co. Ltd.	1,738	583,138
	LG HelloVision Co. Ltd.	11,051	34,610
	LG Innotek Co. Ltd.	2,645	548,453
	Lion Chemtech Co. Ltd.	3,122	11,870
	LOT Vacuum Co. Ltd.	1,310	25,167
	Lotte Chemical Corp.	2,326	274,842
	Lotte Chilsung Beverage Co. Ltd.	845	81,126
	Lotte Corp.	6,719	134,144
*	Lotte Data Communication Co.	1,008	20,807
	LOTTE Fine Chemical Co. Ltd.	5,522	280,731
*	Lotte Non-Life Insurance Co. Ltd.	23,154	29,596
	Lotte Rental Co. Ltd.	1,976	40,465
	Lotte Shopping Co. Ltd.	1,773	97,367
	Lotte Wellfood Co. Ltd.	488	36,354
#	LS Corp.	6,288	596,317
	LS Electric Co. Ltd.	5,301	439,371
*	LVMC Holdings	36,724	79,807
	LX Hausys Ltd.	1,948	85,024
	LX Semicon Co. Ltd.	4,078	327,523
*	M2N Co. Ltd.	4,366	12,898
	Macquarie Korea Infrastructure Fund	87,131	829,166
	Macrogen, Inc.	1,168	19,248
	Maeil Dairies Co. Ltd.	1,150	36,806
	MAKUS, Inc.	1,880	19,263
	Mcnex Co. Ltd.	2,935	62,695
*	MDS Tech, Inc.	21,260	33,863
*	ME2ON Co. Ltd.	8,652	20,646
	Mediana Co. Ltd.	2,343	11,556
*	Medipost Co. Ltd.	1,643	11,542
	Medy-Tox, Inc.	767	130,742
	Meerecompany, Inc.	1,096	41,665
	MegaStudy Co. Ltd.	2,286	18,447
	MegaStudyEdu Co. Ltd.	1,139	43,900
	Meritz Financial Group, Inc.	44,144	1,704,415
*	Mgame Corp.	4,951	27,355
	Mi Chang Oil Industrial Co. Ltd.	177	9,153
*	MiCo Ltd.	8,660	82,214
*	Mirae Asset Life Insurance Co. Ltd.	30,898	89,875
	Mirae Asset Securities Co. Ltd.	67,347	366,112
*	Mirae Asset Venture Investment Co. Ltd.	8,034	30,993

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Chemicals Co. Ltd.	147	$7,762
	Miwon Commercial Co. Ltd.	534	70,603
	Miwon Holdings Co. Ltd.	286	21,425
	Miwon Specialty Chemical Co. Ltd.	566	63,068
	MK Electron Co. Ltd.	3,608	43,472
#	MNTech Co. Ltd.	3,176	62,169
	Mobase Electronics Co. Ltd.	7,801	15,316
	Moorim P&P Co. Ltd.	4,923	13,237
	Motonic Corp.	2,192	15,289
	Motrex Co. Ltd.	2,262	32,715
	MS Autotech Co. Ltd.	8,274	33,312
	Muhak Co. Ltd.	3,862	16,302
	Multicampus Co. Ltd.	679	16,922
*	Myoung Shin Industrial Co. Ltd.	2,076	33,166
	Namhae Chemical Corp.	3,870	24,182
*	Namsun Aluminum Co. Ltd.	27,512	52,189
*	Namuga Co. Ltd.	1,476	17,375
	Namyang Dairy Products Co. Ltd.	94	31,508
*	NanoenTek, Inc.	3,575	12,353
	Nasmedia Co. Ltd.	1,024	15,279
	Nature Holdings Co. Ltd.	1,987	32,026
	NAVER Corp.	5,364	955,690
	NCSoft Corp.	2,004	434,760
	NeoPharm Co. Ltd.	1,577	29,327
*	Neowiz	1,628	44,113
*	Neowiz Holdings Corp.	920	17,717
*	Nepes Ark Corp.	2,642	58,598
*	NEPES Corp.	4,586	80,720
*	Neptune Co.	3,349	18,742
*Ω	Netmarble Corp.	6,527	252,044
	New Power Plasma Co. Ltd.	2,910	12,383
	Nexen Corp.	4,007	12,964
*	Nexon Games Co. Ltd.	1,244	20,996
*	Next Entertainment World Co. Ltd.	2,346	13,823
	NEXTIN, Inc.	1,175	78,971
	NH Investment & Securities Co. Ltd., Class C	50,989	395,977
*	NHN Corp.	8,005	157,701
	NHN KCP Corp.	5,292	37,746
	Nice Information & Telecommunication, Inc.	2,046	37,204
	NICE Information Service Co. Ltd.	15,565	114,554
	NICE Total Cash Management Co. Ltd., Class C	5,667	26,718
*	NK Co. Ltd.	11,295	9,519
	Nong Shim Holdings Co. Ltd.	454	23,770
	Nong Woo Bio Co. Ltd.	3,393	22,471
	NongShim Co. Ltd.	561	174,549
	NOROO Paint & Coatings Co. Ltd.	2,751	17,058
	NOVAREX Co. Ltd.	2,936	18,713
	NPC	6,680	33,473
	Oceanbridge Co. Ltd.	1,631	19,464
#*	OCI Co. Ltd.	1,894	202,379
#	OCI Holdings Co. Ltd.	4,183	359,043
*	Omnisystem Co. Ltd.	2,041	1,790
	OptoElectronics Solutions Co. Ltd.	742	7,386
*	OPTRON-TEC, Inc.	7,058	12,859
*	Orbitech Co. Ltd.	3,497	11,118
	Orion Corp.	8,345	742,749
	Orion Holdings Corp.	7,752	84,614
*††	Osung Advanced Materials Co. Ltd.	18,332	20,424
	Ottogi Corp.	460	128,567

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Paik Kwang Industrial Co. Ltd.	9,444	$57,717
	Pan Ocean Co. Ltd.	6,109	22,907
	Pang Rim Co. Ltd.	3,941	7,235
	Park Systems Corp.	894	141,690
	Partron Co. Ltd.	11,262	72,662
	Paseco Co. Ltd.	1,912	17,320
*	Pearl Abyss Corp.	3,735	164,186
	People & Technology, Inc.	4,736	292,020
	PHA Co. Ltd.	2,660	22,079
	PharmaResearch Co. Ltd.	1,166	121,802
*	PharmGen Science, Inc.	2,513	11,663
*	Pharmicell Co. Ltd.	3,920	20,994
	Philoptics Co. Ltd.	1,534	13,131
*††	Philosys Healthcare Co. Ltd.	23,100	5,908
	PI Advanced Materials Co. Ltd.	4,049	97,626
*	Polaris Office Corp.	10,082	38,147
#	Posco DX Co. Ltd.	11,911	324,559
#	Posco M-Tech Co. Ltd.	5,805	166,859
*	Power Logics Co. Ltd.	5,517	25,810
	Protec Co. Ltd.	1,501	65,119
	PSK, Inc.	6,562	115,862
	Pulmuone Co. Ltd.	3,204	24,922
	Pungkuk Ethanol Co. Ltd.	780	8,287
*	Rainbow Robotics	593	53,082
*	Ray Co. Ltd/KR	741	22,981
	Rayence Co. Ltd.	1,568	12,759
	Reyon Pharmaceutical Co. Ltd.	587	7,266
	RFHIC Corp.	1,978	28,461
*	RFTech Co. Ltd.	9,790	30,520
*	Robostar Co. Ltd.	1,279	29,765
	Rorze Systems Corp.	1,438	7,000
	Rsupport Co. Ltd.	3,117	8,322
*	S Net Systems, Inc.	3,516	13,202
	S&S Tech Corp.	1,157	49,199
*	S.Y. Co. Ltd.	6,825	22,927
	S-1 Corp.	8,090	324,674
	Sajodaerim Corp.	694	13,896
*	Sajodongaone Co. Ltd.	23,286	18,671
*	Sam Chun Dang Pharm Co. Ltd.	801	40,078
	Sam Yung Trading Co. Ltd.	3,832	37,913
	Sambo Motors Co. Ltd.	3,324	16,649
*	Sambu Engineering & Construction Co. Ltd.	32,771	97,072
	Samchully Co. Ltd.	452	36,496
	Samho Development Co. Ltd.	5,403	14,724
*	SAMHWA NETWORKS Co. Ltd.	4,656	7,566
	SAMHWA Paints Industrial Co. Ltd.	4,611	22,254
	Samick THK Co. Ltd.	1,425	13,595
	Samji Electronics Co. Ltd.	3,059	18,188
	Samjin Pharmaceutical Co. Ltd.	1,297	22,916
*	Samkee Corp.	10,510	21,046
	Sammok S-Form Co. Ltd.	1,045	12,924
*Ω	Samsung Biologics Co. Ltd.	480	288,225
	Samsung C&T Corp.	13,612	1,102,853
	Samsung Card Co. Ltd.	9,714	217,092
	Samsung Electro-Mechanics Co. Ltd.	9,579	1,092,761
	Samsung Electronics Co. Ltd., GDR	7,315	9,959,632
	Samsung Electronics Co. Ltd.	343,746	18,820,997
*	Samsung Engineering Co. Ltd.	72,435	2,101,124
	Samsung Fire & Marine Insurance Co. Ltd.	15,522	2,966,977

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Samsung Heavy Industries Co. Ltd.	95,588	$677,492
	Samsung Life Insurance Co. Ltd.	9,807	536,523
*	Samsung Pharmaceutical Co. Ltd.	6,266	14,389
	Samsung Publishing Co. Ltd.	769	10,994
	Samsung SDI Co. Ltd.	2,889	1,508,071
	Samsung SDS Co. Ltd.	5,095	512,931
	Samsung Securities Co. Ltd.	23,739	668,508
	SAMT Co. Ltd.	10,436	23,305
	Samwha Capacitor Co. Ltd.	2,032	62,404
	Samwha Electric Co. Ltd.	664	10,215
	Samyang Corp.	527	16,920
	Samyang Foods Co. Ltd.	998	94,590
	Samyang Packaging Corp.	522	6,602
	Samyang Tongsang Co. Ltd.	207	8,188
*	Sangbo Corp.	8,316	11,022
	Sangsangin Co. Ltd.	3,203	10,430
	Sangsin Energy Display Precision Co. Ltd.	2,574	40,405
	Saramin Co. Ltd.	2,216	33,022
	Satrec Initiative Co. Ltd.	231	5,176
*	SBI Investment Korea Co. Ltd.	14,026	9,609
*	S-Connect Co. Ltd.	13,733	21,479
*	SDN Co. Ltd.	20,819	26,692
	SeAH Besteel Holdings Corp.	4,085	90,109
	SeAH Steel Corp.	387	47,737
	SeAH Steel Holdings Corp.	360	57,954
	Sebang Co. Ltd.	2,671	24,406
	Sebang Global Battery Co. Ltd.	743	27,679
	Seegene, Inc.	9,733	177,927
*	Segyung Hitech Co. Ltd.	2,425	32,374
	Sejin Heavy Industries Co. Ltd.	3,584	17,906
	Sejong Industrial Co. Ltd.	4,190	26,900
*	Sejong Telecom, Inc.	38,421	16,591
*	Sekonix Co. Ltd.	2,406	14,931
*	Selvas AI, Inc.	3,696	65,333
	Sempio Co.	203	8,211
	Seobu T&D	3,865	24,188
	Seohan Co. Ltd.	28,267	22,193
	Seohee Construction Co. Ltd.	48,194	50,748
	Seoul Auction Co. Ltd.	1,312	12,261
	Seoul City Gas Co. Ltd.	273	14,080
	Seoul Semiconductor Co. Ltd.	6,036	55,424
	SEOWONINTECH Co. Ltd.	3,755	17,508
	Seoyon Co. Ltd.	2,977	19,769
	Seoyon E-Hwa Co. Ltd.	3,804	72,189
	Sewoon Medical Co. Ltd.	3,371	6,884
	SFA Engineering Corp.	3,083	89,043
#*	SFA Semicon Co. Ltd.	15,076	72,553
*	SG Corp.	44,184	16,747
	SGC Energy Co. Ltd.	1,224	23,873
	Shin Heung Energy & Electronics Co. Ltd.	754	29,971
*	Shin Poong Pharmaceutical Co. Ltd.	2,471	34,585
	Shindaeyang Paper Co. Ltd.	4,560	20,096
	Shinhan Financial Group Co. Ltd.	70,850	1,950,022
	Shinhan Financial Group Co. Ltd., ADR	810	22,364
	Shinil Electronics Co. Ltd.	13,867	19,757
	Shinsegae Food Co. Ltd.	478	15,202
	Shinsegae Information & Communication Co. Ltd.	2,950	31,185
	Shinsegae International, Inc.	3,950	51,012
	Shinsegae, Inc.	1,736	260,231

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsung Delta Tech Co. Ltd.	4,388	$52,345
*	Shinsung E&G Co. Ltd.	13,700	31,289
*	Shinsung Tongsang Co. Ltd.	13,006	18,506
*	Shinwha Intertek Corp.	7,617	14,351
	Shinwon Corp.	24,971	25,501
	Shinyoung Securities Co. Ltd.	961	42,058
*	Showbox Corp.	4,990	13,285
*	Signetics Corp.	13,083	14,588
#	Simmtech Co. Ltd.	6,997	202,190
	Simmtech Holdings Co. Ltd.	3,727	9,091
	SIMPAC, Inc.	4,358	16,245
	Sindoh Co. Ltd.	1,876	48,566
*	SK Biopharmaceuticals Co. Ltd.	3,861	246,548
#*	SK Bioscience Co. Ltd.	2,682	154,442
*	SK Chemicals Co. Ltd.	1,318	65,611
	SK D&D Co. Ltd.	2,815	45,515
	SK Discovery Co. Ltd.	4,909	138,094
	SK Gas Ltd.	1,119	106,999
	SK Hynix, Inc.	38,289	3,708,097
*Ω	SK IE Technology Co., Ltd.	759	63,956
#*	SK Innovation Co. Ltd.	14,333	2,431,235
*	SK oceanplant Co. Ltd.	2,702	48,256
	SK Rent A Car Co. Ltd.	2,078	17,411
	SK Securities Co. Ltd.	104,448	52,052
	SK Telecom Co. Ltd.	7,958	287,769
	SKC Co. Ltd.	2,773	215,869
	SL Corp.	3,598	106,085
	SM Entertainment Co. Ltd.	2,052	210,571
*††	S-MAC Co. Ltd.	12,005	11,396
	SNT Dynamics Co. Ltd.	758	5,982
	SNT Holdings Co. Ltd.	1,335	16,574
*	SNU Precision Co. Ltd.	6,533	17,289
	S-Oil Corp.	16,228	953,949
*	Solborn, Inc.	8,053	27,162
	Solid, Inc.	7,003	27,721
*	SOLUM Co. Ltd.	7,044	153,359
	Songwon Industrial Co. Ltd.	5,440	76,034
	Soosan Heavy Industries Co. Ltd.	6,285	12,581
	Soulbrain Co. Ltd.	1,646	352,159
	Soulbrain Holdings Co. Ltd.	2,168	46,043
	SPC Samlip Co. Ltd.	1,041	53,921
	SPG Co. Ltd.	2,484	62,317
	Spigen Korea Co. Ltd.	1,087	28,742
	ST Pharm Co. Ltd.	316	18,731
*	Straffic Co. Ltd.	4,180	15,693
*	Studio Dragon Corp.	4,005	158,823
*	STX Heavy Industries Co. Ltd.	3,940	27,735
	Suheung Co. Ltd.	1,302	27,700
*	SU-Holdings Co. Ltd.	12,887	10,892
	Sung Kwang Bend Co. Ltd.	5,622	70,785
*	Sungchang Enterprise Holdings Ltd.	19,478	31,882
#	Sungwoo Hitech Co. Ltd.	16,376	161,000
*	Suprema, Inc.	1,181	20,091
*	Synopex, Inc.	14,357	34,497
	Systems Technology, Inc.	2,490	55,791
	T&L Co. Ltd.	747	28,790
	Tae Kyung Industrial Co. Ltd.	5,533	31,066
	Taekwang Industrial Co. Ltd.	83	38,865
	Taekyung BK Co. Ltd.	5,136	32,612

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*††	Taewoong Co. Ltd.	1,299	$17,596
*	Taihan Electric Wire Co. Ltd.	6,414	65,511
*	Taihan Fiberoptics Co. Ltd.	10,005	16,796
	TechWing, Inc.	9,021	60,892
*	Telcon RF Pharmaceutical, Inc.	13,831	9,907
	Telechips, Inc.	1,642	27,349
	TES Co. Ltd.	3,159	56,297
*	Theragen Etex Co. Ltd.	12,996	42,711
	TK Corp.	3,643	60,343
	TKG Huchems Co. Ltd.	6,279	109,461
	TLB Co. Ltd.	759	15,109
	Tokai Carbon Korea Co. Ltd.	1,319	102,620
*	Tongyang Life Insurance Co. Ltd.	12,025	33,330
	Tongyang, Inc.	46,058	34,638
	Toptec Co. Ltd.	5,346	30,791
	Tovis Co. Ltd.	4,782	49,491
	TS Corp.	7,330	17,387
*	TS Nexgen Co. Ltd.	5,347	2,404
	TSE Co. Ltd.	1,175	48,689
*	Tuksu Construction Co. Ltd.	2,777	16,838
	TY Holdings Co. Ltd.	7,258	39,810
	TYM Corp.	11,325	58,408
	UBCare Co. Ltd.	3,061	11,831
	Ubiquoss Holdings, Inc.	1,137	12,020
	Ubiquoss, Inc.	1,210	12,470
*	Ubivelox, Inc.	854	9,555
	Uju Electronics Co. Ltd.	1,295	15,232
	Uni-Chem Co. Ltd.	21,092	26,246
	Unick Corp.	3,039	12,873
	Unid Co. Ltd.	1,058	49,980
	Union Materials Corp.	5,793	17,575
	Union Semiconductor Equipment & Materials Co. Ltd.	8,784	67,649
	Uniquest Corp.	4,302	56,765
*	Unison Co. Ltd.	8,900	11,949
*	UniTest, Inc.	2,072	22,650
	Unitrontech Co. Ltd.	2,869	9,452
*	UTI, Inc.	607	9,774
	Value Added Technology Co. Ltd.	2,937	82,113
*	Very Good Tour Co. Ltd.	1,589	11,187
	Viatron Technologies, Inc.	4,010	31,090
*	VICTEK Co. Ltd.	3,541	11,617
*††	Vidente Co. Ltd.	12,986	25,368
	Vieworks Co. Ltd.	1,077	27,270
*	Vina Tech Co. Ltd.	475	23,741
	Vitzro Tech Co. Ltd.	2,270	12,628
	Vitzrocell Co. Ltd.	1,520	23,870
*	Vivozon Pharmaceutical Co.Ltd	15,847	8,087
*	VT Co. Ltd.	4,994	33,709
*	Webcash Corp.	2,267	22,085
	Webzen, Inc.	5,138	59,196
*	Wellbiotec Co. Ltd.	14,359	52,032
	Whanin Pharmaceutical Co. Ltd.	2,615	27,998
*	WillBes & Co.	25,322	9,995
	Winix, Inc.	2,581	20,052
	Wins Co. Ltd.	2,128	20,763
	WiSoL Co. Ltd.	4,967	25,573
*	WIZIT Co. Ltd.	17,586	10,119
*	Wonik Holdings Co. Ltd.	10,865	29,666
	WONIK IPS Co. Ltd.	4,635	137,330

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wonik Materials Co. Ltd.	1,797	$40,567
	Wonik QnC Corp.	4,248	98,772
	Woojin, Inc.	2,166	16,379
*	Woongjin Co. Ltd.	14,913	14,338
	Woongjin Thinkbig Co. Ltd.	12,192	22,767
*	Wooree Bio Co. Ltd.	7,589	12,447
	Woori Financial Group, Inc., Sponsored ADR	773	21,234
	Woori Financial Group, Inc.	167,929	1,534,732
	Woori Investment Bank Co. Ltd.	97,418	55,527
*	Woori Technology Investment Co. Ltd.	10,762	29,863
*	Woori Technology, Inc.	22,299	23,686
	Woory Industrial Co. Ltd.	1,680	28,497
*	Woosu AMS Co. Ltd.	4,196	9,617
	Worldex Industry & Trading Co. Ltd., Class C	3,898	79,846
*	Wysiwyg Studios Co. Ltd.	6,944	16,030
	Y G-1 Co. Ltd.	3,071	14,097
*	Y2 Solution Co. Ltd.	3,143	2,337
*	YAS Co. Ltd.	1,324	10,572
	Yesco Holdings Co. Ltd.	725	18,326
*	Yest Co. Ltd.	1,904	29,085
	YG Entertainment, Inc.	847	50,612
*	YG PLUS	3,024	12,709
*	YIK Corp.	4,787	16,463
	YMC Co. Ltd.	1,824	10,093
*	YMT Co. Ltd.	1,245	11,635
	Yoosung Enterprise Co. Ltd.	4,273	9,807
	Youlchon Chemical Co. Ltd.	1,214	34,367
	Young Poong Corp.	119	53,624
	Young Poong Precision Corp.	1,490	17,840
	Youngone Corp.	8,797	398,604
	Youngone Holdings Co. Ltd.	1,616	97,713
	Yuanta Securities Korea Co. Ltd.	27,085	55,733
	Yuhan Corp.	7,527	430,693
	YuHwa Securities Co. Ltd.	6,972	13,020
*	Yungjin Pharmaceutical Co. Ltd.	3,689	7,169
	Zeus Co. Ltd.	1,247	54,637
	Zinus, Inc.	2,469	48,412
TOTAL SOUTH KOREA			141,831,564
TAIWAN — (17.1%)
	Aaeon Technology, Inc.	4,000	26,937
	ABC Taiwan Electronics Corp.	17,000	14,955
	Abico Avy Co. Ltd.	36,021	28,056
	Ability Enterprise Co. Ltd.	47,000	29,490
*	Ability Opto-Electronics Technology Co. Ltd.	10,200	47,521
	Abnova Corp.	17,000	18,229
#	AcBel Polytech, Inc.	127,382	225,677
#	Accton Technology Corp.	130,000	1,586,047
	Acer, Inc.	1,195,000	1,334,503
	ACES Electronic Co. Ltd.	25,764	24,669
*	Acon Holding, Inc.	48,041	16,231
	Acter Group Corp. Ltd.	33,518	161,853
	Action Electronics Co. Ltd.	52,000	29,812
	ADATA Technology Co. Ltd.	94,000	245,469
	Addcn Technology Co. Ltd.	7,014	45,795
	Advanced Ceramic X Corp.	8,000	51,902
#	Advanced Energy Solution Holding Co. Ltd.	4,000	88,358
	Advanced International Multitech Co. Ltd.	22,000	55,041
	Advanced Optoelectronic Technology, Inc.	36,000	20,938

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Advanced Power Electronics Corp.	13,000	$39,129
	Advancetek Enterprise Co. Ltd.	98,000	112,354
	Advantech Co. Ltd.	57,406	716,871
	AEON Motor Co. Ltd.	9,000	10,589
	Aerospace Industrial Development Corp.	102,000	180,376
	AGV Products Corp.	138,000	61,148
*	Airmate Cayman International Co. Ltd.	20,797	12,138
	Airtac International Group	14,532	432,223
	Alchip Technologies Ltd.	13,000	827,461
	Alcor Micro Corp.	12,000	13,242
#	Alexander Marine Co. Ltd.	4,000	72,629
*	ALI Corp.	49,000	29,641
	All Ring Tech Co. Ltd.	10,000	45,265
	Allied Circuit Co. Ltd.	5,000	24,741
	Allied Supreme Corp.	9,000	92,529
#	Allis Electric Co. Ltd.	52,463	103,969
	Alltek Technology Corp.	27,475	34,920
	Alltop Technology Co. Ltd.	12,001	61,010
	Alpha Networks, Inc.	59,772	83,709
	Altek Corp.	72,000	81,881
	Amazing Microelectronic Corp.	18,295	70,077
	AMICCOM Electronics Corp.	18,000	15,475
	AMPACS Corp.	9,000	16,077
	Ampire Co. Ltd.	16,000	20,475
	AMPOC Far-East Co. Ltd.	22,000	45,010
	AmTRAN Technology Co. Ltd.	195,490	85,602
*	Amulaire Thermal Technology, Inc.	15,000	19,721
#	Anji Technology Co. Ltd.	14,279	20,767
	Anpec Electronics Corp.	19,000	88,461
	AP Memory Technology Corp.	2,000	24,372
	Apac Opto Electronics, Inc.	28,000	52,365
	Apacer Technology, Inc.	16,000	28,026
	APAQ Technology Co. Ltd.	16,000	32,098
	APCB, Inc.	35,000	19,575
	Apex Science & Engineering	30,000	12,327
	Arcadyan Technology Corp.	31,805	147,036
	Argosy Research, Inc.	14,013	60,775
	ASE Technology Holding Co. Ltd.	686,000	2,510,815
	Asia Optical Co., Inc.	68,000	138,785
	Asia Polymer Corp.	90,295	74,548
	Asia Tech Image, Inc.	21,000	45,013
	Asia Vital Components Co. Ltd.	86,158	885,414
	ASIX Electronics Corp.	7,000	25,799
	ASolid Technology Co. Ltd.	5,000	15,049
	ASPEED Technology, Inc.	9,600	710,333
	ASROCK, Inc.	13,000	105,098
	Asustek Computer, Inc.	149,000	1,730,530
	Aten International Co. Ltd.	20,000	54,159
	Audix Corp.	21,000	38,197
	AURAS Technology Co. Ltd.	22,000	202,399
	Aurora Corp.	17,000	41,237
	Aurotek Corp.	21,000	18,135
	Avalue Technology, Inc.	11,000	36,395
	Avermedia Technologies	30,400	20,192
	Axiomtek Co. Ltd.	20,000	70,491
*	Azurewave Technologies, Inc.	20,000	21,316
	Bafang Yunji International Co. Ltd., Class C	5,000	26,314
	Bank of Kaohsiung Co. Ltd.	155,274	62,807
	Baolong International Co. Ltd.	14,000	7,311

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Basso Industry Corp.	38,000	$50,031
	BenQ Materials Corp.	52,000	69,364
	BES Engineering Corp.	385,000	123,166
	Bin Chuan Enterprise Co. Ltd.	29,000	22,853
	Bionime Corp.	5,000	11,860
	Bioteque Corp.	10,000	35,994
	Bizlink Holding, Inc.	10,077	97,155
	Bora Pharmaceuticals Co. Ltd.	3,000	86,199
	Brave C&H Supply Co. Ltd.	6,000	29,072
	Bright Led Electronics Corp.	27,000	15,476
	Brighten Optix Corp.	2,000	12,843
	Brighton-Best International Taiwan, Inc.	90,000	95,106
	Browave Corp.	9,000	28,191
	C Sun Manufacturing Ltd.	26,267	41,044
*	Calin Technology Co. Ltd.	12,000	16,416
*	Cameo Communications, Inc.	32,537	12,336
	Capital Futures Corp.	17,312	23,971
	Capital Securities Corp.	277,000	140,812
*	Career Technology MFG. Co. Ltd.	100,109	78,478
	Carnival Industrial Corp.	21,000	8,835
	Castles Technology Co. Ltd.	18,532	77,794
	Caswell, Inc.	8,000	22,698
	Catcher Technology Co. Ltd.	163,000	901,345
	Cathay Chemical Works	14,000	15,430
	Cathay Financial Holding Co. Ltd.	1,014,188	1,478,254
	Cathay Real Estate Development Co. Ltd.	234,000	117,269
	Cayman Engley Industrial Co. Ltd.	8,000	17,682
	CCP Contact Probes Co. Ltd.	22,000	34,415
	Celxpert Energy Corp.	31,000	30,564
#	Center Laboratories, Inc.	88,237	167,348
*	Central Reinsurance Co. Ltd.	105,642	80,763
	Chailease Holding Co. Ltd.	223,991	1,483,132
*	ChainQui Construction Development Co. Ltd.	34,700	16,749
	Champion Building Materials Co. Ltd.	45,000	14,541
	Champion Microelectronic Corp.	4,100	11,402
	Chang Hwa Commercial Bank Ltd.	512,530	307,717
	Chang Wah Electromaterials, Inc.	70,000	68,565
	Chang Wah Technology Co. Ltd.	63,000	74,400
#	Channel Well Technology Co. Ltd.	43,000	107,748
	Chant Sincere Co. Ltd.	5,000	9,773
	CHC Healthcare Group	21,000	41,322
	Chen Full International Co. Ltd.	29,000	35,828
#	Chenbro Micom Co. Ltd.	15,000	97,272
	Cheng Loong Corp.	234,000	257,397
	Cheng Mei Materials Technology Corp.	141,065	55,936
	Cheng Shin Rubber Industry Co. Ltd.	258,000	316,239
	Cheng Uei Precision Industry Co. Ltd.	93,000	115,391
	Chia Chang Co. Ltd.	34,000	42,280
	Chia Hsin Cement Corp.	16,320	10,848
	Chicony Electronics Co. Ltd.	179,185	596,913
	Chicony Power Technology Co. Ltd.	37,055	122,777
	Chieftek Precision Co. Ltd.	9,680	21,059
	Chien Kuo Construction Co. Ltd.	24,000	11,046
	Chien Shing Harbour Service Co. Ltd.	8,000	10,822
	China Bills Finance Corp.	222,000	104,219
	China Chemical & Pharmaceutical Co. Ltd.	76,000	58,600
*	China Development Financial Holding Corp.	2,560,019	1,023,561
	China Electric Manufacturing Corp.	63,900	36,768
	China General Plastics Corp.	110,971	85,909

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Glaze Co. Ltd.	40,000	$20,117
*	China Man-Made Fiber Corp.	347,588	89,135
	China Metal Products	34,000	41,959
	China Motor Corp.	70,200	197,721
	China Steel Chemical Corp.	33,000	114,091
	China Steel Corp.	803,000	714,405
	China Wire & Cable Co. Ltd.	21,000	23,976
	Ching Feng Home Fashions Co. Ltd.	35,000	21,399
	Chipbond Technology Corp.	174,000	384,657
#	Chlitina Holding Ltd.	17,000	102,600
	Chong Hong Construction Co. Ltd.	47,000	118,911
	Chroma ATE, Inc.	55,000	484,470
	Chun YU Works & Co. Ltd.	17,850	14,493
*	Chun Yuan Steel Industry Co. Ltd.	81,000	45,303
	Chung Hsin Electric & Machinery Manufacturing Corp.	145,000	540,834
	Chung Hung Steel Corp.	131,000	100,808
	Chung Hwa Food Industrial Co. Ltd.	8,500	28,265
#	Chung Hwa Pulp Corp.	63,000	64,483
	Chunghwa Precision Test Tech Co. Ltd.	4,000	65,724
	Cleanaway Co. Ltd.	10,000	61,337
#	Clevo Co.	138,000	145,687
	CMC Magnetics Corp.	272,437	114,650
	Collins Co. Ltd.	24,000	14,008
	Compal Broadband Networks, Inc.	8,000	7,199
	Compal Electronics, Inc.	1,401,000	1,360,129
	Compucase Enterprise	19,000	40,323
	Concord International Securities Co. Ltd.	23,786	21,982
*	Concord Securities Co. Ltd.	124,674	62,752
	Continental Holdings Corp.	91,000	77,658
	Contrel Technology Co. Ltd.	38,000	21,486
	Coremax Corp.	13,986	37,555
	Coretronic Corp.	120,000	269,935
#	Co-Tech Development Corp.	65,000	133,573
	Cowealth Medical Holding Co. Ltd.	9,450	7,858
	Coxon Precise Industrial Co. Ltd.	18,000	9,858
	Creative Sensor, Inc.	17,000	17,872
	Crowell Development Corp.	45,000	38,387
#*	CSBC Corp. Taiwan	145,327	108,015
	CTBC Financial Holding Co. Ltd.	2,425,000	2,028,677
	CTCI Corp.	112,000	143,842
	CviLux Corp.	25,000	32,067
	CX Technology Co. Ltd.	16,875	14,747
	CyberPower Systems, Inc.	16,000	121,289
	CyberTAN Technology, Inc.	111,000	74,382
	Cypress Technology Co. Ltd.	7,889	11,214
	Cystech Electronics Corp.	3,150	7,068
	DA CIN Construction Co. Ltd.	82,000	83,607
	Dadi Early-Childhood Education Group Ltd.	2,000	6,336
	Dafeng TV Ltd.	10,000	16,017
	Da-Li Development Co. Ltd.	53,400	53,979
	Darfon Electronics Corp.	51,000	71,372
*	Darwin Precisions Corp.	87,000	46,255
	Daxin Materials Corp.	18,000	76,158
	De Licacy Industrial Co. Ltd.	72,017	35,202
	Delta Electronics, Inc.	101,000	1,179,044
	Depo Auto Parts Ind Co. Ltd.	13,000	45,804
	DFI, Inc.	5,000	12,657
	Dimerco Data System Corp.	9,450	30,383
	Dimerco Express Corp.	60,104	142,040

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	D-Link Corp.	143,920	$92,614
	Donpon Precision, Inc.	27,000	22,590
	Dr Wu Skincare Co. Ltd.	6,000	25,857
	Draytek Corp.	13,000	12,205
	Dyaco International, Inc.	28,979	33,363
	Dynapack International Technology Corp.	37,000	94,690
	E & R Engineering Corp.	13,446	29,313
	E Ink Holdings, Inc.	60,000	430,309
	E.Sun Financial Holding Co. Ltd.	769,672	633,929
	Eastern Media International Corp.	62,575	34,107
	Eclat Textile Co. Ltd.	17,000	294,092
*	Edimax Technology Co. Ltd.	46,000	24,430
	Edison Opto Corp.	12,619	10,998
	Edom Technology Co. Ltd.	44,000	35,836
	eGalax_eMPIA Technology, Inc.	19,032	37,137
	Egis Technology, Inc.	23,000	75,482
	Elan Microelectronics Corp.	53,100	197,290
#*	E-Lead Electronic Co. Ltd.	13,328	29,584
	E-LIFE MALL Corp.	20,000	53,899
	Elite Advanced Laser Corp.	25,600	38,944
	Elite Material Co. Ltd.	80,000	1,058,668
	Elite Semiconductor Microelectronics Technology, Inc.	57,000	141,996
	Elitegroup Computer Systems Co. Ltd.	88,000	82,993
	eMemory Technology, Inc.	16,000	948,134
	Emerging Display Technologies Corp.	44,000	52,740
	Ennoconn Corp.	14,464	139,675
	Ennostar, Inc.	59,000	93,022
	Epileds Technologies, Inc.	16,000	8,204
	Episil Technologies, Inc.	33,000	83,463
	Eris Technology Corp.	4,000	33,665
	Eson Precision Ind Co. Ltd.	14,000	31,867
	Eternal Materials Co. Ltd.	260,224	257,377
	Evergreen International Storage & Transport Corp.	72,000	65,101
	Evergreen Marine Corp. Taiwan Ltd.	182,800	606,205
	Evergreen Steel Corp.	45,000	86,786
	Everlight Chemical Industrial Corp.	165,000	111,173
	Everlight Electronics Co. Ltd.	117,000	193,522
	Everspring Industry Co. Ltd.	35,100	14,317
	Excel Cell Electronic Co. Ltd.	15,000	12,134
	Excelliance Mos Corp.	8,000	31,134
	Excelsior Medical Co. Ltd.	16,048	46,707
	Far Eastern Department Stores Ltd.	142,000	98,803
	Far Eastern International Bank	319,061	120,501
	Far Eastern New Century Corp.	310,000	293,191
	Far EasTone Telecommunications Co. Ltd.	120,000	270,944
	Faraday Technology Corp.	52,000	541,638
	Farglory F T Z Investment Holding Co. Ltd.	13,200	26,391
	Farglory Land Development Co. Ltd.	94,000	171,825
	Feedback Technology Corp.	12,000	33,926
	Feng Hsin Steel Co. Ltd.	68,000	149,461
	Feng TAY Enterprise Co. Ltd.	55,400	374,703
	First Financial Holding Co. Ltd.	713,191	659,763
	First Hi-Tec Enterprise Co. Ltd.	13,793	47,682
	First Hotel	33,000	16,701
	First Insurance Co. Ltd.	69,000	35,797
	FIT Holding Co. Ltd.	46,000	48,956
	Fitipower Integrated Technology, Inc.	33,000	148,527
	Fittech Co. Ltd.	15,279	33,917
	FLEXium Interconnect, Inc.	93,000	275,610

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Flytech Technology Co. Ltd.	26,000	$55,753
	FocalTech Systems Co. Ltd.	52,000	118,640
	FOCI Fiber Optic Communications, Inc.	19,000	42,319
	Forcecon Tech Co. Ltd.	18,754	88,815
	Forest Water Environment Engineering Co. Ltd.	9,630	9,168
	Formosa Chemicals & Fibre Corp.	316,000	657,830
	Formosa International Hotels Corp.	6,000	47,415
	Formosa Laboratories, Inc.	30,634	99,124
	Formosa Oilseed Processing Co. Ltd.	8,000	14,365
	Formosa Optical Technology Co. Ltd.	7,000	19,760
	Formosa Plastics Corp.	125,000	330,961
	Formosan Rubber Group, Inc.	83,000	56,315
	Formosan Union Chemical	115,000	92,888
	Founding Construction & Development Co. Ltd.	57,000	33,296
	Foxsemicon Integrated Technology, Inc.	22,150	130,346
	FSP Technology, Inc.	40,000	63,194
	Fu Chun Shin Machinery Manufacture Co. Ltd.	35,700	18,434
	Fu Hua Innovation Co. Ltd.	39,388	71,548
	Fubon Financial Holding Co. Ltd.	932,137	1,945,570
#	Fulgent Sun International Holding Co. Ltd.	33,092	131,914
	Fusheng Precision Co. Ltd.	25,000	159,192
	G Shank Enterprise Co. Ltd.	34,000	54,022
	Gallant Precision Machining Co. Ltd.	18,000	20,091
#	Gamania Digital Entertainment Co. Ltd.	37,000	83,238
*	GCS Holdings, Inc.	20,000	21,694
	GEM Services, Inc.	12,100	27,572
	Gemtek Technology Corp.	109,000	111,622
	General Interface Solution Holding Ltd.	64,000	137,837
	General Plastic Industrial Co. Ltd.	24,000	25,526
	Generalplus Technology, Inc.	19,000	30,092
	Genius Electronic Optical Co. Ltd.	23,634	295,870
	Genmont Biotech, Inc.	13,000	10,171
	Genovate Biotechnology Co. Ltd.	21,000	18,429
	GeoVision, Inc.	24,000	39,639
	Getac Holdings Corp.	97,000	209,628
	GFC Ltd.	6,000	15,332
	Giant Manufacturing Co. Ltd.	67,393	499,923
#	Gigabyte Technology Co. Ltd.	144,000	1,443,456
*	Gigasolar Materials Corp.	9,265	25,699
*	Gigastorage Corp.	33,000	17,689
	Global Lighting Technologies, Inc.	21,000	34,273
	Global Unichip Corp.	22,000	1,150,700
	Globaltek Fabrication Co. Ltd.	9,000	16,682
*	Globe Union Industrial Corp.	61,138	26,275
	Gloria Material Technology Corp.	45,000	76,665
	GMI Technology, Inc.	26,247	19,105
	Goldsun Building Materials Co. Ltd., Class C	198,000	166,180
	Good Will Instrument Co. Ltd.	13,000	14,275
	Gourmet Master Co. Ltd.	12,208	48,051
	Grand Pacific Petrochemical	163,000	95,538
	Grand Process Technology Corp.	5,000	105,709
	GrandTech CG Systems, Inc.	12,272	26,742
	Grape King Bio Ltd.	26,000	150,708
	Great China Metal Industry	55,000	43,427
	Great Taipei Gas Co. Ltd.	149,000	155,860
	Great Tree Pharmacy Co. Ltd.	17,292	230,268
	Greatek Electronics, Inc.	66,000	128,152
	Group Up Industrial Co. Ltd.	4,000	17,402
	GTM Holdings Corp.	43,000	38,562

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Gudeng Precision Industrial Co. Ltd.	8,000	$92,457
	Hannstar Board Corp.	75,314	119,291
	Hanpin Electron Co. Ltd.	14,000	15,421
	Harvatek Corp.	45,000	32,963
	Heran Co. Ltd.	12,000	43,584
	Hey Song Corp.	74,000	94,245
	Hi-Clearance, Inc.	8,592	38,832
	Highlight Tech Corp.	22,833	37,604
	Highwealth Construction Corp.	214,971	289,639
	HIM International Music, Inc.	10,000	32,840
	Hiroca Holdings Ltd.	23,000	28,209
	Hitron Technology, Inc.	25,080	36,608
#	Hiwin Technologies Corp.	60,350	406,236
	Hiyes International Co. Ltd.	5,000	10,495
	Ho Tung Chemical Corp.	324,000	87,807
	Hocheng Corp.	66,420	45,146
	Holiday Entertainment Co. Ltd.	8,500	23,927
	Holtek Semiconductor, Inc.	44,000	97,211
	Holy Stone Enterprise Co. Ltd.	28,350	88,047
	Hon Hai Precision Industry Co. Ltd.	1,101,600	3,811,900
	Hon Hai Precision Industry Co. Ltd., GDR	10,666	74,432
*	Hong Pu Real Estate Development Co. Ltd.	57,000	47,896
	Hong TAI Electric Industrial	70,000	58,766
	Hong YI Fiber Industry Co.	34,000	18,070
	Hotai Finance Co. Ltd.	52,800	238,707
#	Hotai Motor Co. Ltd.	30,000	724,357
	Hsin Kuang Steel Co. Ltd.	22,000	34,135
	Hsin Yung Chien Co. Ltd.	11,620	37,981
	Hsing TA Cement Co.	53,000	28,865
*	HTC Corp.	146,000	260,036
	Hu Lane Associate, Inc.	12,400	62,581
	HUA ENG Wire & Cable Co. Ltd.	90,000	59,134
	Hua Jung Components Co. Ltd.	38,000	18,525
	Hua Nan Financial Holdings Co. Ltd., Class C	1,042,747	738,697
	Huaku Development Co. Ltd.	75,000	216,225
	Huikwang Corp.	18,000	20,288
	Hung Ching Development & Construction Co. Ltd.	47,000	35,764
	Hung Sheng Construction Ltd.	128,592	83,321
	Huxen Corp.	10,000	16,175
	Hwa Fong Rubber Industrial Co. Ltd.	24,375	11,052
	Hwacom Systems, Inc.	17,000	10,309
	Ibase Technology, Inc.	10,000	30,856
*	IBF Financial Holdings Co. Ltd.	700,897	267,916
	IC Plus Corp.	14,000	20,138
	Ichia Technologies, Inc.	62,000	69,918
	I-Chiun Precision Industry Co. Ltd.	25,000	36,996
	IEI Integration Corp.	41,220	108,134
	Infortrend Technology, Inc.	56,000	43,527
#	Info-Tek Corp.	24,000	39,212
	Innodisk Corp.	17,124	171,793
	Inpaq Technology Co. Ltd.	20,400	32,589
	Insyde Software Corp.	14,000	77,375
	Intai Technology Corp.	6,000	24,072
	Integrated Service Technology, Inc.	14,000	50,227
	IntelliEPI, Inc.	6,000	10,993
	Interactive Digital Technologies, Inc.	5,000	11,814
	International CSRC Investment Holdings Co.	218,220	144,473
	International Games System Co. Ltd., Class C	49,000	956,758
#	Inventec Corp.	616,000	1,253,062

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Iron Force Industrial Co. Ltd.	8,000	$24,288
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	36,066
#	I-Sunny Construction & Development Co. Ltd.	15,484	44,917
	ITE Technology, Inc.	40,000	197,214
	ITEQ Corp.	43,822	110,767
	Jarllytec Co. Ltd.	18,000	39,368
	Jean Co. Ltd.	48,350	27,979
	Jentech Precision Industrial Co. Ltd.	13,098	222,048
	Jess-Link Products Co. Ltd.	27,000	58,137
	Jia Wei Lifestyle, Inc.	7,619	14,015
	Jih Lin Technology Co. Ltd.	16,000	40,829
	Jinan Acetate Chemical Co. Ltd.	2,000	59,942
*	Jinli Group Holdings Ltd.	46,391	15,360
	Jochu Technology Co. Ltd.	13,000	9,081
	Jourdeness Group Ltd.	9,000	22,256
	Kaimei Electronic Corp.	15,120	30,993
	Kaori Heat Treatment Co. Ltd.	21,000	228,317
	Kaulin Manufacturing Co. Ltd.	23,000	10,693
	Kedge Construction Co. Ltd.	21,631	49,406
	KEE TAI Properties Co. Ltd.	101,000	39,247
	Kenda Rubber Industrial Co. Ltd.	78,750	73,599
	Kerry TJ Logistics Co. Ltd.	47,000	54,051
*	Key Ware Electronics Co. Ltd.	37,000	14,142
	Keystone Microtech Corp.	4,000	30,089
	KHGEARS International Ltd.	5,420	12,526
	Kindom Development Co. Ltd.	88,900	86,557
	King Slide Works Co. Ltd.	12,000	347,683
	King's Town Bank Co. Ltd.	196,000	224,619
*	King's Town Construction Co. Ltd.	27,000	26,728
	Kinik Co.	16,000	70,825
	Kinko Optical Co. Ltd.	35,163	31,538
	Kinpo Electronics	312,000	172,234
	Kinsus Interconnect Technology Corp.	81,000	267,475
	KMC Kuei Meng International, Inc.	16,250	80,005
#	KNH Enterprise Co. Ltd.	45,000	27,313
	Ko Ja Cayman Co. Ltd.	9,606	14,245
	KS Terminals, Inc.	32,000	80,266
	Kung Long Batteries Industrial Co. Ltd.	12,000	55,000
*	Kung Sing Engineering Corp.	137,500	31,508
	Kuo Toong International Co. Ltd.	68,248	80,088
*	Kuo Yang Construction Co. Ltd.	57,549	35,379
	Kwong Lung Enterprise Co. Ltd.	24,000	42,539
	KYE Systems Corp.	43,000	15,754
	L&K Engineering Co. Ltd.	56,000	141,313
	La Kaffa International Co. Ltd.	6,000	26,911
	Land Mark Optoelectronics Corp.	17,000	63,426
*	Lang, Inc.	9,000	9,542
#	Lanner Electronics, Inc.	23,720	87,780
	Largan Precision Co. Ltd.	11,000	762,978
	Laser Tek Taiwan Co. Ltd.	31,350	33,587
	Laster Tech Corp. Ltd.	12,579	21,098
	Leadtrend Technology Corp.	5,511	10,104
	Lealea Enterprise Co. Ltd.	150,800	50,912
	LEE CHI Enterprises Co. Ltd.	63,000	34,021
	Lelon Electronics Corp.	18,832	36,316
	Lemtech Holdings Co. Ltd.	4,138	11,227
*	Leofoo Development Co. Ltd.	23,000	14,461
*	Li Cheng Enterprise Co. Ltd.	34,458	23,185
*	Li Peng Enterprise Co. Ltd.	126,000	31,474

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lian HWA Food Corp.	20,757	$59,849
	Lida Holdings Ltd.	10,000	10,095
*	Lien Hwa Industrial Holdings Corp.	178,503	363,541
	Ligitek Electronics Co. Ltd.	22,000	12,834
	Lingsen Precision Industries Ltd.	82,000	48,965
	Lite-On Technology Corp.	412,000	1,981,017
	Liton Technology Corp.	12,000	14,540
	Long Da Construction & Development Corp.	54,000	37,834
	Longchen Paper & Packaging Co. Ltd.	215,583	116,805
	Longwell Co.	13,000	25,509
	Lotes Co. Ltd.	23,097	550,336
	Lotus Pharmaceutical Co. Ltd.	23,000	210,167
	Lu Hai Holding Corp.	7,700	7,750
	Lumax International Corp. Ltd.	18,000	46,299
*	Lung Yen Life Service Corp.	23,000	27,154
	M31 Technology Corp.	2,200	62,016
	Macauto Industrial Co. Ltd.	5,000	12,775
	Machvision, Inc.	11,159	78,810
	Macroblock, Inc.	5,000	15,322
	Makalot Industrial Co. Ltd.	50,258	499,308
	Marketech International Corp.	17,000	77,404
*	Materials Analysis Technology, Inc.	14,725	127,858
#	Mechema Chemicals International Corp.	18,000	51,282
	Medeon Biodesign, Inc.	2,640	4,782
	MediaTek, Inc.	248,000	5,457,218
*	Medigen Biotechnology Corp.	10,000	10,215
	Mega Financial Holding Co. Ltd.	550,625	706,072
	Meiloon Industrial Co.	13,600	8,964
	Mercuries & Associates Holding Ltd.	100,212	46,754
*	Mercuries Life Insurance Co. Ltd.	785,448	131,293
	Merida Industry Co. Ltd.	39,000	269,443
	Merry Electronics Co. Ltd.	42,576	123,712
#	METAAGE Corp.	30,000	69,083
	Micro-Star International Co. Ltd.	233,000	1,445,192
	Mildef Crete, Inc.	10,000	20,333
	MIN AIK Technology Co. Ltd.	35,000	22,633
	Mirle Automation Corp.	39,000	48,442
	Mitac Holdings Corp.	247,073	370,623
	MJ International Co. Ltd.	9,000	14,195
#	momo.com, Inc.	29,640	566,101
	MOSA Industrial Corp.	22,723	19,007
	Mosel Vitelic, Inc.	12,000	15,545
	MPI Corp.	22,000	143,707
	Nak Sealing Technologies Corp.	9,000	42,664
	Nan Liu Enterprise Co. Ltd.	5,000	12,256
	Nan Pao Resins Chemical Co. Ltd.	23,000	131,937
	Nan Ya Plastics Corp.	338,000	753,206
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	23,461
	Nantex Industry Co. Ltd.	99,200	114,884
	Nanya Technology Corp.	185,000	426,901
	National Aerospace Fasteners Corp.	6,000	18,375
	National Petroleum Co. Ltd.	22,000	48,943
	Netronix, Inc.	11,000	26,637
	New Best Wire Industrial Co. Ltd.	18,000	19,548
	Nexcom International Co. Ltd.	30,000	60,843
	Nichidenbo Corp.	36,000	61,116
	Nidec Chaun-Choung Technology Corp.	5,000	27,227
	Nien Hsing Textile Co. Ltd.	44,000	27,666
	Nien Made Enterprise Co. Ltd.	24,000	248,783

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Niko Semiconductor Co. Ltd.	15,000	$24,922
	Nishoku Technology, Inc.	10,000	26,266
	Nova Technology Corp.	12,000	41,473
	Novatek Microelectronics Corp.	161,000	2,177,289
#	Nuvoton Technology Corp.	48,000	214,749
	O-Bank Co. Ltd.	211,507	67,282
	Ocean Plastics Co. Ltd.	70,000	77,361
	OFCO Industrial Corp.	17,000	12,326
#	OK Biotech Co. Ltd.	37,272	38,937
#	Oneness Biotech Co. Ltd.	21,614	133,730
*	Optimax Technology Corp.	30,830	24,461
*	Orient Europharma Co. Ltd.	7,000	9,146
	Orient Semiconductor Electronics Ltd.	66,000	94,845
	Oriental Union Chemical Corp.	156,000	108,849
	O-TA Precision Industry Co. Ltd.	12,000	35,026
	Pacific Construction Co.	73,000	21,324
	Pacific Hospital Supply Co. Ltd.	13,000	36,234
	PADAUK Technology Co. Ltd.	3,993	11,280
	Paiho Shih Holdings Corp.	24,150	16,213
	Pan Asia Chemical Corp.	35,475	14,735
	Pan Jit International, Inc.	58,900	136,772
	Pan-International Industrial Corp.	83,000	110,074
#	Panion & BF Biotech, Inc.	8,563	30,725
	Parade Technologies Ltd.	18,000	528,440
	Paragon Technologies Co. Ltd.	21,000	27,722
	Parpro Corp.	18,000	24,260
*	PChome Online, Inc.	39,000	56,109
	PCL Technologies, Inc.	8,297	23,954
	P-Duke Technology Co. Ltd.	11,579	39,630
	Pegatron Corp.	538,000	1,310,088
*	PharmaEssentia Corp.	16,703	182,224
*††	Pharmally International Holding Co. Ltd.	11,410	0
	Phison Electronics Corp.	61,000	795,335
	Phoenix Silicon International Corp.	25,730	50,138
	Pixart Imaging, Inc.	40,000	147,152
	Planet Technology Corp.	17,000	74,209
*	Plotech Co. Ltd.	34,200	18,882
#*	Polaris Group	16,000	43,810
	Polytronics Technology Corp.	9,423	17,414
	Posiflex Technology, Inc.	3,000	10,772
	Pou Chen Corp.	278,000	276,631
	Powertech Technology, Inc.	232,000	817,685
	Powertip Technology Corp.	38,000	19,839
	Poya International Co. Ltd.	8,373	136,380
	President Chain Store Corp.	88,000	781,803
	President Securities Corp.	194,604	126,276
	Primax Electronics Ltd.	91,000	187,075
*	Prime Electronics & Satellitics, Inc.	46,000	15,107
	Prince Housing & Development Corp.	248,000	90,380
	Pro Hawk Corp.	5,000	23,386
	Promate Electronic Co. Ltd.	37,000	53,374
	Prosperity Dielectrics Co. Ltd.	27,000	34,849
	Qisda Corp.	394,000	625,733
	Qualipoly Chemical Corp.	32,000	37,231
	Quang Viet Enterprise Co. Ltd.	9,000	35,416
	Quanta Computer, Inc.	354,000	2,693,182
	Quanta Storage, Inc.	85,000	291,279
	Radiant Opto-Electronics Corp.	103,000	395,544
	Radium Life Tech Co. Ltd.	176,000	50,639

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Rafael Microelectronics, Inc.	3,607	$16,156
	Raydium Semiconductor Corp.	9,000	94,811
	Realtek Semiconductor Corp.	94,000	1,291,008
	Rechi Precision Co. Ltd.	86,000	65,108
*	Rexon Industrial Corp. Ltd.	36,000	40,870
	Rich Development Co. Ltd.	229,000	70,041
*	Ritek Corp.	176,099	51,331
	Rodex Fasteners Corp.	12,000	16,505
*††	Roo Hsing Co. Ltd.	153,000	19,036
	Ruentex Engineering & Construction Co.	24,440	80,113
	Ruentex Industries Ltd.	159,784	315,624
	Sakura Development Co. Ltd.	28,000	44,037
	Sampo Corp.	77,800	68,755
	San Fang Chemical Industry Co. Ltd.	65,000	49,048
	San Far Property Ltd.	55,003	24,859
	San Shing Fastech Corp.	22,000	40,118
	Sanitar Co. Ltd.	9,000	10,685
	Sanyang Motor Co. Ltd.	104,000	261,656
*	Savior Lifetec Corp.	45,000	24,733
	Scan-D Corp.	11,000	15,350
	Scientech Corp.	10,000	79,693
	SDI Corp.	19,000	64,632
	Sea & Land Integrated Corp.	22,100	14,608
	Sea Sonic Electronics Co. Ltd.	8,000	26,272
	Securitag Assembly Group Co.	4,000	17,658
	Senao International Co. Ltd.	33,000	37,301
	Senao Networks, Inc.	7,000	71,366
	Sensortek Technology Corp.	7,000	67,920
	Sercomm Corp.	53,000	206,487
#	Sesoda Corp.	39,680	43,145
	Shanghai Commercial & Savings Bank Ltd.	367,856	515,643
	Shan-Loong Transportation Co. Ltd.	24,000	25,122
	Sharehope Medicine Co. Ltd.	37,001	44,997
	ShenMao Technology, Inc.	18,000	39,173
	Shih Her Technologies, Inc.	11,000	24,525
#	Shihlin Electric & Engineering Corp.	85,000	401,397
	Shin Hsiung Natural Gas Co. Ltd.	11,592	25,493
*	Shin Kong Financial Holding Co. Ltd.	3,226,601	990,366
	Shin Ruenn Development Co. Ltd.	15,858	23,695
	Shin Shin Natural Gas Co.	7,000	9,149
	Shin Zu Shing Co. Ltd.	49,866	134,790
	Shinih Enterprise Co. Ltd.	17,000	11,418
*	Shining Building Business Co. Ltd.	102,206	33,533
	Shinkong Insurance Co. Ltd.	76,000	130,842
	Shinkong Synthetic Fibers Corp.	339,000	185,097
	Shinkong Textile Co. Ltd.	29,000	41,818
	Shiny Chemical Industrial Co. Ltd.	27,498	121,854
	ShunSin Technology Holding Ltd.	7,000	22,651
*	Shuttle, Inc.	106,000	52,915
	Sigurd Microelectronics Corp.	126,438	213,218
	Silergy Corp.	54,000	571,178
*	Silicon Optronics, Inc.	7,000	17,931
	Silicon Power Computer & Communications, Inc.	21,000	21,595
	Simplo Technology Co. Ltd.	45,000	440,464
	Sinbon Electronics Co. Ltd.	35,000	375,352
	Singatron Enterprise Co. Ltd.	17,000	17,750
	Sinher Technology, Inc.	11,000	12,259
	Sinmag Equipment Corp.	11,000	46,246
	Sino-American Silicon Products, Inc.	143,000	781,920

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sinon Corp.	130,000	$150,301
	SinoPac Financial Holdings Co. Ltd.	934,795	555,120
	Sinopower Semiconductor, Inc.	5,000	16,110
	Sinphar Pharmaceutical Co. Ltd.	23,000	23,708
	Sinyi Realty, Inc.	47,965	44,308
	Sirtec International Co. Ltd.	25,200	23,686
	Sitronix Technology Corp.	31,000	217,739
	Siward Crystal Technology Co. Ltd.	33,000	36,564
	Soft-World International Corp.	16,000	51,445
	Solar Applied Materials Technology Corp.	151,711	181,658
	Solomon Technology Corp.	28,000	35,587
	Solteam, Inc.	20,264	27,133
	Sonix Technology Co. Ltd.	44,000	64,728
	Speed Tech Corp.	20,000	33,304
	Spirox Corp.	17,000	23,443
	Sporton International, Inc.	29,402	225,181
	Sports Gear Co. Ltd.	23,000	46,847
	St Shine Optical Co. Ltd.	9,000	61,968
	Standard Chemical & Pharmaceutical Co. Ltd.	20,000	41,022
	Standard Foods Corp.	88,000	111,224
	Stark Technology, Inc.	18,000	71,158
	Sun Race Sturmey-Archer, Inc.	7,000	8,170
*	Sun Yad Construction Co. Ltd.	48,890	18,307
	Sunfun Info Co. Ltd.	3,000	16,886
	Sunjuice Holdings Co. Ltd.	3,000	28,639
#*	Sunko INK Co. Ltd.	64,750	29,719
	SunMax Biotechnology Co. Ltd.	6,000	38,157
	Sunonwealth Electric Machine Industry Co. Ltd.	40,000	168,581
	Sunplus Innovation Technology, Inc.	6,000	24,119
	Sunplus Technology Co. Ltd.	118,000	115,831
	Sunrex Technology Corp.	28,000	37,808
	Sunspring Metal Corp.	27,540	19,508
	Superior Plating Technology Co. Ltd.	9,000	17,968
	Supreme Electronics Co. Ltd.	186,145	286,339
	Swancor Holding Co. Ltd.	26,000	73,084
	Sweeten Real Estate Development Co. Ltd.	41,796	34,609
	Symtek Automation Asia Co. Ltd.	6,000	21,510
	Syncmold Enterprise Corp.	22,500	41,409
*	SYNergy ScienTech Corp.	12,000	9,602
	Syngen Biotech Co. Ltd.	4,000	21,676
	Synnex Technology International Corp.	413,000	778,395
	Systex Corp.	50,000	187,454
	T3EX Global Holdings Corp.	29,000	66,786
#	TA Chen Stainless Pipe	666,801	839,050
	Ta Liang Technology Co. Ltd.	11,000	14,116
	Ta Ya Electric Wire & Cable	103,630	124,582
	Tah Hsin Industrial Corp.	12,870	29,027
	TA-I Technology Co. Ltd.	26,750	38,689
*	Tai Tung Communication Co. Ltd.	24,000	13,288
	Taichung Commercial Bank Co. Ltd.	782,122	371,276
	TaiDoc Technology Corp.	20,000	117,703
	Taiflex Scientific Co. Ltd.	40,000	53,593
	Taimide Tech, Inc.	27,000	42,446
	Tainan Enterprises Co. Ltd.	15,000	11,855
	Tai-Saw Technology Co. Ltd.	16,000	14,215
	Taishin Financial Holding Co. Ltd.	1,011,572	588,492
	TaiSol Electronics Co. Ltd.	22,000	47,730
	Taita Chemical Co. Ltd.	83,945	53,652
	TAI-TECH Advanced Electronics Co. Ltd.	14,000	52,001

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taitien Electronics Co. Ltd.	9,000	$10,900
	Taiwan Business Bank	751,441	345,000
	Taiwan Chelic Corp. Ltd.	7,000	12,045
	Taiwan Chinsan Electronic Industrial Co. Ltd.	25,461	29,170
	Taiwan Cooperative Financial Holding Co. Ltd.	503,118	470,965
	Taiwan Fertilizer Co. Ltd.	80,000	163,523
*	Taiwan Fire & Marine Insurance Co. Ltd.	74,000	54,163
	Taiwan FU Hsing Industrial Co. Ltd.	45,000	61,256
*	Taiwan Glass Industry Corp.	159,000	109,346
	Taiwan High Speed Rail Corp.	229,000	219,931
	Taiwan Hon Chuan Enterprise Co. Ltd.	60,000	205,757
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	55,000	70,656
††	Taiwan Land Development Corp.	134,000	2,143
	Taiwan Mask Corp.	35,000	84,920
	Taiwan Mobile Co. Ltd.	196,000	588,947
	Taiwan PCB Techvest Co. Ltd.	67,000	92,651
	Taiwan Pelican Express Co. Ltd.	8,000	10,566
	Taiwan Sakura Corp.	29,000	58,240
	Taiwan Sanyo Electric Co. Ltd.	25,000	30,803
	Taiwan Secom Co. Ltd.	59,000	205,653
#	Taiwan Semiconductor Co. Ltd.	48,000	135,444
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	84,973	8,425,073
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,174,000	21,199,621
	Taiwan Shin Kong Security Co. Ltd.	66,500	85,078
	Taiwan Styrene Monomer	164,000	85,636
	Taiwan Surface Mounting Technology Corp.	67,000	193,133
	Taiwan Taxi Co. Ltd.	6,615	24,457
*	Taiwan TEA Corp.	162,000	149,409
	Taiwan Union Technology Corp.	73,000	290,755
	Taiwan-Asia Semiconductor Corp.	55,500	95,474
*	Tatung Co. Ltd.	381,000	601,186
	TCI Co. Ltd.	25,877	141,599
	Te Chang Construction Co. Ltd.	12,000	32,667
	Teco Electric & Machinery Co. Ltd.	407,000	697,808
	Tehmag Foods Corp.	4,400	40,189
	Tera Autotech Corp.	22,701	24,423
	Test Research, Inc.	36,000	70,007
	Test Rite International Co. Ltd.	34,000	21,701
*	Tex-Ray Industrial Co. Ltd.	49,000	19,416
	Thinking Electronic Industrial Co. Ltd.	17,000	86,756
#	Ting Sin Co. Ltd.	34,465	10,644
	Tofu Restaurant Co. Ltd.	1,120	9,169
	Ton Yi Industrial Corp.	297,000	168,470
	Tong Hsing Electronic Industries Ltd.	39,890	200,650
	Tong Ming Enterprise Co. Ltd.	10,000	11,089
	Tong Yang Industry Co. Ltd.	61,000	118,005
	Tong-Tai Machine & Tool Co. Ltd.	40,000	25,987
	Top Union Electronics Corp.	20,478	23,421
	Topco Scientific Co. Ltd.	37,040	212,197
	Topco Technologies Corp.	18,000	39,495
	Topkey Corp.	17,000	92,609
	Topoint Technology Co. Ltd.	35,000	37,659
	Toung Loong Textile Manufacturing	23,460	18,318
	TPK Holding Co. Ltd.	89,000	111,048
	Trade-Van Information Services Co.	16,000	33,378
	Transart Graphics Co. Ltd.	6,000	10,260
	Transcend Information, Inc.	59,000	133,793
	Transcom, Inc.	4,000	22,926
	Tsann Kuen Enterprise Co. Ltd.	13,331	18,254

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	TSC Auto ID Technology Co. Ltd.	8,300	$75,354
	TSRC Corp.	144,000	115,121
	TST Group Holding Ltd.	3,600	18,354
	TTFB Co. Ltd.	2,630	25,173
	TTY Biopharm Co. Ltd.	37,000	90,140
*	Tul Corp.	12,000	34,884
	Tung Ho Steel Enterprise Corp.	114,270	203,462
	Tung Ho Textile Co. Ltd.	29,000	16,484
#	Tung Thih Electronic Co. Ltd.	9,000	39,621
	Turvo International Co. Ltd.	13,000	46,603
	TXC Corp.	80,000	225,425
	TYC Brother Industrial Co. Ltd.	22,000	23,358
*	Tycoons Group Enterprise	103,000	29,639
	Tyntek Corp.	70,000	48,217
	UDE Corp.	13,000	27,204
	Unic Technology Corp.	41,000	30,289
	Unictron Technologies Corp.	5,000	14,659
	Union Bank Of Taiwan	464,693	230,105
	Uni-President Enterprises Corp.	890,000	2,135,170
	Unitech Computer Co. Ltd.	37,000	40,885
*	Unitech Printed Circuit Board Corp.	151,170	85,124
	United Integrated Services Co. Ltd.	56,000	393,927
*	United Orthopedic Corp.	15,000	34,933
	United Radiant Technology	28,000	17,435
#	United Recommend International Co. Ltd.	6,900	18,145
*	United Renewable Energy Co. Ltd.	132,571	75,217
*††	Unity Opto Technology Co. Ltd.	140,000	0
	Univacco Technology, Inc.	15,000	12,311
*	Universal Vision Biotechnology Co. Ltd.	13,450	167,827
	UPC Technology Corp.	327,169	174,773
	Userjoy Technology Co. Ltd.	12,862	31,624
	USI Corp.	326,320	242,241
	Usun Technology Co. Ltd.	9,000	10,819
	U-Tech Media Corp.	34,000	16,560
	Utechzone Co. Ltd.	15,000	38,847
	UVAT Technology Co. Ltd.	8,000	14,085
	Value Valves Co. Ltd.	5,383	17,142
	Ve Wong Corp.	23,000	31,082
	Ventec International Group Co. Ltd., Class C	18,000	47,653
	VIA Labs, Inc.	3,000	21,909
*	Victory New Materials Ltd. Co.	25,000	10,188
	Viking Tech Corp.	14,000	23,382
	VisEra Technologies Co. Ltd.	2,000	14,715
	Visual Photonics Epitaxy Co. Ltd.	39,000	165,009
	Voltronic Power Technology Corp.	19,915	1,111,268
	Wafer Works Corp.	16,000	21,675
	Waffer Technology Corp.	24,827	91,951
	Wah Hong Industrial Corp.	13,000	12,726
	Wah Lee Industrial Corp.	43,780	112,855
	Walsin Lihwa Corp.	539,139	688,226
	Walsin Technology Corp.	90,000	272,059
	Wan Hai Lines Ltd.	136,000	218,596
#*	WEI Chih Steel Industrial Co. Ltd.	27,000	20,915
	Wei Chuan Foods Corp.	65,000	41,018
#	Weikeng Industrial Co. Ltd.	106,945	117,731
	Well Shin Technology Co. Ltd.	16,000	25,077
	WELLELL, Inc.	17,000	16,744
*	Wha Yu Industrial Co. Ltd.	18,000	11,023
	Wholetech System Hitech Ltd.	18,000	26,996

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Win Semiconductors Corp.	42,000	$219,324
	Winbond Electronics Corp.	810,000	759,235
	Winmate, Inc.	7,000	31,113
#	Winstek Semiconductor Co. Ltd.	12,000	32,263
	WinWay Technology Co. Ltd.	5,000	125,078
	Wisdom Marine Lines Co. Ltd.	123,102	178,850
#	Wistron Corp.	791,436	3,572,330
	Wistron Information Technology & Services Corp.	10,659	53,422
	Wistron NeWeb Corp.	84,340	300,014
	Wiwynn Corp.	21,000	1,192,571
	Wonderful Hi-Tech Co. Ltd.	17,954	22,013
*	Wowprime Corp.	12,000	112,747
	WPG Holdings Ltd.	632,400	1,016,431
#	WT Microelectronics Co. Ltd.	166,000	362,777
	WUS Printed Circuit Co. Ltd.	30,780	44,045
	XAC Automation Corp.	24,000	17,533
	Xxentria Technology Materials Corp.	27,500	62,016
	Ya Horng Electronic Co. Ltd.	8,000	12,549
	Yageo Corp.	45,161	662,076
	Yang Ming Marine Transport Corp.	304,000	450,955
	Yankey Engineering Co. Ltd.	2,607	23,274
	YC INOX Co. Ltd.	55,000	48,002
	YCC Parts Manufacturing Co. Ltd.	13,000	18,721
	Yea Shin International Development Co. Ltd.	75,775	59,801
	Yen Sun Technology Corp.	9,000	13,239
	YFC-Boneagle Electric Co. Ltd.	30,236	24,195
#	YFY, Inc.	241,000	282,896
	Yi Jinn Industrial Co. Ltd.	62,000	34,333
	Yieh Phui Enterprise Co. Ltd.	431,843	205,904
	Yonyu Plastics Co. Ltd.	23,000	23,322
	Young Fast Optoelectronics Co. Ltd.	17,000	19,085
	Youngtek Electronics Corp.	28,000	60,663
	Yuanta Financial Holding Co. Ltd.	1,058,754	823,316
	Yuen Foong Yu Consumer Products Co. Ltd.	12,000	14,602
	Yulon Finance Corp.	86,471	522,662
	Yulon Motor Co. Ltd.	239,990	627,678
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	20,000	48,067
	Yungshin Construction & Development Co. Ltd.	47,000	113,420
	YungShin Global Holding Corp.	46,000	63,993
	Zeng Hsing Industrial Co. Ltd.	9,669	32,652
	Zenitron Corp.	45,000	44,802
	Zero One Technology Co. Ltd.	30,633	66,560
	Zhen Ding Technology Holding Ltd.	162,800	545,549
*	Zhong Yang Technology Co. Ltd.	10,053	11,950
*	Zinwell Corp.	72,000	48,578
	Zippy Technology Corp.	30,000	50,283
	Zyxel Group Corp.	97,909	168,895
TOTAL TAIWAN			171,519,107
THAILAND — (1.8%)
	AAPICO Hitech PCL, NVDR	34,100	33,125
	Advanced Information Technology PCL, Class F	417,000	60,914
	AEON Thana Sinsap Thailand PCL	29,500	134,448
	After You PCL	38,600	11,615
*	Airports of Thailand PCL	279,300	583,426
	AJ Plast PCL	70,300	18,176
	Amata Corp. PCL	141,500	97,148
	AP Thailand PCL	788,100	280,899
	Asia Plus Group Holdings PCL	545,200	45,554

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Sermkij Leasing PCL, NVDR	39,450	$28,237
	Asian Insulators PCL	77,325	10,663
	Asian Sea Corp. PCL, Class F	102,200	23,886
	Asphere Innovations PCL	65,100	22,252
	Bangchak Corp. PCL	524,800	586,454
	Bangkok Bank PCL	62,000	310,645
	Bangkok Chain Hospital PCL	466,000	242,334
	Bangkok Commercial Asset Management PCL	350,600	112,671
	Bangkok Dusit Medical Services PCL, Class F	832,700	699,416
	Bangkok Expressway & Metro PCL	562,000	149,412
	Bangkok Land PCL	2,786,800	65,948
	Bangkok Life Assurance PCL, NVDR	50,800	35,916
	BCPG PCL	417,200	117,620
	BEC World PCL	319,801	76,146
*	Bound & Beyond PCL	36,000	14,093
	BTS Group Holdings PCL	607,900	143,855
	Bumrungrad Hospital PCL	67,600	426,589
	Business Online PCL	27,800	8,203
	Cal-Comp Electronics Thailand PCL, Class F	1,357,867	78,547
	Carabao Group PCL, Class F	54,700	116,260
	Central Pattana PCL	46,800	92,975
	Central Retail Corp. PCL	129,450	156,004
	CH Karnchang PCL	232,000	145,726
	Chularat Hospital PCL, Class F	1,803,700	152,817
	CIMB Thai Bank PCL	636,000	13,564
	Com7 PCL, Class F	317,200	259,478
*	Country Group Holdings PCL, Class F	314,000	6,880
	CP ALL PCL	257,700	478,076
	Delta Electronics Thailand PCL	314,000	1,036,614
*	Demco PCL	252,240	18,914
	Dhipaya Group Holdings PCL	200,400	253,217
	Diamond Building Products PCL	101,400	24,144
	Dohome PCL	141,237	39,819
	Eastern Polymer Group PCL, Class F	222,600	42,922
*	Eastern Power Group PCL	17,300	1,506
	Eastern Water Resources Development & Management PCL, Class F	200,000	27,229
	Ekachai Medical Care PCL	76,645	17,242
	Energy Absolute PCL	191,300	346,510
	Esso Thailand PCL	375,400	103,642
	Exotic Food PCL, Class F	52,700	37,105
	Forth Corp. PCL	77,600	69,147
	Fortune Parts Industry PCL, Class F	205,700	14,904
	Frasers Property Thailand PCL	144,800	62,609
*	General Engineering PCL	1,886,200	12,123
	Global Green Chemicals PCL, Class F	67,500	23,270
	Gunkul Engineering PCL	1,441,700	145,734
	Haad Thip PCL	21,600	23,349
	Hana Microelectronics PCL	123,700	183,407
	Home Product Center PCL	807,600	335,038
	Ichitan Group PCL	152,500	65,493
	Index Livingmall PCL	55,400	37,064
	Indorama Ventures PCL	124,100	124,177
	Interlink Communication PCL	112,600	23,685
	Intouch Holdings PCL, Class F	19,500	43,867
	IRPC PCL	2,952,200	210,448
*	IT City PCL	44,800	4,084
*	Italian-Thai Development PCL	402,100	16,799
	JAS Asset PCL, Class F	89,100	6,247
*	Jasmine International PCL	1,075,100	48,056

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Jubilee Enterprise PCL	41,000	$28,149
	Kang Yong Electric PCL	1,200	10,377
	Karmarts PCL	224,500	91,168
*	Kaset Thai International Sugar Corp. PCL, Class F	66,700	7,990
	Kasikornbank PCL	36,700	135,633
	KCE Electronics PCL	211,400	267,116
	KGI Securities Thailand PCL	77,500	10,461
	Kiatnakin Phatra Bank PCL	35,800	58,048
	Krung Thai Bank PCL	170,100	101,875
	Krungthai Card PCL	147,400	202,397
	Ladprao General Hospital PCL, Class F	40,000	6,252
	Lalin Property PCL	148,400	37,936
	Land & Houses PCL	1,151,300	285,902
	LH Financial Group PCL	579,700	18,122
*	Loxley PCL	724,500	37,888
	LPN Development PCL	282,400	34,487
*	Master Ad PCL	1,102,400	15,781
	MBK PCL	193,335	92,633
	MC Group PCL	106,000	36,852
*	MDX PCL	107,900	10,087
	Mega Lifesciences PCL	127,700	144,568
	MK Restaurants Group PCL	38,600	52,156
	Netbay PCL	24,000	15,005
	Ngern Tid Lor PCL	283,012	181,075
	Noble Development PCL	258,300	31,694
	Northeast Rubber PCL	216,700	29,755
*	Nusasiri PCL	637,300	9,309
	Origin Property PCL, Class F	284,600	87,304
	Plan B Media PCL, Class F	994,772	248,484
	Polyplex Thailand PCL	89,700	38,261
	Praram 9 Hospital PCL	32,600	17,429
	Premier Marketing PCL	111,900	28,605
	Prima Marine PCL	126,800	24,820
*	Principal Capital PCL	118,400	15,012
	Property Perfect PCL	3,068,310	33,167
	Pruksa Holding PCL	297,800	114,844
*	PSG Corp. PCL	952,400	25,320
	PTG Energy PCL	345,100	108,887
	PTT Global Chemical PCL	172,500	199,065
	PTT Oil & Retail Business PCL	182,600	114,163
	Pylon PCL	55,700	5,370
	Quality Houses PCL	1,881,900	125,355
	R&B Food Supply PCL	78,200	23,075
*	Rabbit Holdings PCL, Class F	2,826,600	43,767
*	Raimon Land PCL	716,700	10,888
	Rajthanee Hospital PCL	31,400	25,686
	Ramkhamhaeng Hospital PCL, Class F	24,200	29,164
	Ratchaphruek Hospital PCL, Class F	60,100	10,623
	Ratchthani Leasing PCL	375,637	35,118
	RS PCL	111,320	46,507
*	S Hotels & Resorts PCL	347,400	29,027
	Sabina PCL	24,600	17,392
	Sahamitr Pressure Container PCL	71,900	22,476
	Saha-Union PCL	41,400	37,192
*	Samart Corp. PCL	156,200	28,978
	Sansiri PCL	5,141,200	300,402
	Sappe PCL	28,600	73,529
	SC Asset Corp. PCL	349,800	47,010
	SCB X PCL	74,300	244,203

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	SCG Ceramics PCL	248,200	$15,808
	SCG Packaging PCL	79,700	94,302
	SCGJWD Logistics PCL	70,700	34,494
*	SEAFCO PCL	227,290	21,116
*	SEN X PCL	360,200	7,577
	Sena Development PCL	228,900	19,928
	Siam Global House PCL	328,570	158,388
	Siamgas & Petrochemicals PCL	263,500	63,125
	Sikarin PCL, Class F	132,000	42,035
	Singer Thailand PCL	27,800	6,498
	Singha Estate PCL	706,700	25,189
	Sino-Thai Engineering & Construction PCL	358,300	114,099
	SNC Former PCL	27,900	8,314
	Somboon Advance Technology PCL	40,500	22,836
	SPCG PCL	165,600	61,443
	Sri Trang Agro-Industry PCL	176,700	84,146
	Sri Trang Gloves Thailand PCL	251,300	52,861
	Sriracha Construction PCL	31,600	5,585
	Srisawad Corp. PCL	193,920	267,691
	Srithai Superware PCL	359,200	12,803
	Srivichai Vejvivat PCL	64,300	14,840
	Star Petroleum Refining PCL	583,200	149,085
	Stars Microelectronics Thailand PCL	115,900	15,576
	Supalai PCL	364,000	225,448
*	Super Energy Corp. PCL	6,177,300	90,236
	Susco PCL	321,100	33,959
	SVI PCL	98,100	22,928
	Synnex Thailand PCL	79,800	27,510
*	Syntec Construction PCL	213,300	9,659
	Taokaenoi Food & Marketing PCL, Class F	110,400	36,769
	Thai Nakarin Hospital PCL	18,000	18,669
	Thai Oil PCL	427,965	640,783
	Thai President Foods PCL, Class F	7,500	41,851
	Thai Rubber Latex Group PCL	257,760	9,639
	Thai Stanley Electric PCL, Class F	4,600	26,609
	Thai Union Group PCL, Class F	272,600	108,311
	Thai Vegetable Oil PCL	128,810	95,021
	Thai Wah PCL, Class F	70,400	8,885
	Thaicom PCL	155,500	59,967
	Thaitheparos PCL	13,400	14,387
	Thanachart Capital PCL	61,800	90,275
	Thitikorn PCL	37,600	7,635
	Thonburi Healthcare Group PCL	80,500	157,572
	Tipco Asphalt PCL	29,800	15,497
	TIPCO Foods PCL	79,100	27,500
	Tisco Financial Group PCL	60,200	176,755
	TKS Technologies PCL	86,680	22,285
	TMBThanachart Bank PCL	1,694,940	85,171
	TOA Paint Thailand PCL	208,200	165,751
	TQM Alpha PCL	74,300	57,523
	Triple i Logistics PCL	74,773	26,651
*	Triton Holding PCL	1,264,900	5,543
	True Corp. PCL	398,944	84,500
*	TTCL PCL	66,100	7,995
	TTW PCL	352,100	89,494
	Union Auction PCL	46,200	14,037
*	Unique Engineering & Construction PCL	257,300	21,048
	United Paper PCL	55,100	18,351
	Univentures PCL	150,400	11,512

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Vanachai Group PCL	99,600	$12,396
	VGI PCL	1,095,480	93,454
	WHA Corp. PCL	1,281,000	185,626
	WHA Utilities & Power PCL	263,200	27,836
	WICE Logistics PCL	66,000	16,775
	Workpoint Entertainment PCL	54,600	24,246
TOTAL THAILAND			17,615,974
TURKEY — (0.7%)
	Adese Alisveris Merkezleri Ticaret AS	322,303	21,294
	Agesa Hayat ve Emeklilik AS	15,472	26,391
	Akbank TAS	393,819	408,677
	Aksu Enerji ve Ticaret AS	9,309	17,298
	Alarko Holding AS	22,154	85,631
	Alkim Alkali Kimya AS	38,959	54,513
*	Anadolu Anonim Turk Sigorta Sirketi	58,272	49,471
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,902	126,674
	Anadolu Hayat Emeklilik AS	28,444	29,539
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	4,226	34,781
*	Arcelik AS	21,239	121,725
	Aselsan Elektronik Sanayi Ve Ticaret AS	40,825	113,031
*	Aydem Yenilenebilir Enerji AS, Class A	82,520	60,647
	Aygaz AS	14,997	66,090
*	Bagfas Bandirma Gubre Fabrikalari AS	19,697	24,292
	Bera Holding AS	81,062	44,793
	BIM Birlesik Magazalar AS	55,377	444,689
	Bogazici Beton Sanayi Ve Ticaret AS	24,665	23,740
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,960	126,499
	Borusan Yatirim ve Pazarlama AS	1,149	82,103
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	5,162	13,607
*	Bursa Cimento Fabrikasi AS	109,372	31,186
	Celebi Hava Servisi AS	558	17,434
	Coca-Cola Icecek AS	11,249	131,493
	Deva Holding AS	8,625	19,246
	Dogan Sirketler Grubu Holding AS	353,461	174,397
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	64,493	22,231
	Dogus Otomotiv Servis ve Ticaret AS	31,184	286,525
	EGE Endustri VE Ticaret AS	224	53,468
	EGE Gubre Sanayii AS	6,480	22,133
Ω	Enerjisa Enerji AS	50,921	95,966
*	Eregli Demir ve Celik Fabrikalari TAS	69,435	107,410
	Escar Turizm Tasimacilik Ticaret AS	5,162	32,387
	Ford Otomotiv Sanayi AS	8,682	305,996
	Galata Wind Enerji AS	16,274	14,939
*	Goodyear Lastikleri TAS	25,809	27,777
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,706	41,565
	GSD Holding AS	354,746	68,602
*	Gubre Fabrikalari TAS	6,458	74,642
*	Hektas Ticaret TAS	159,246	180,413
*	Ihlas Holding AS	242,643	9,727
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	19,609	15,714
	Is Yatirim Menkul Degerler AS, Class A	180,616	148,731
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	289,664	21,086
	Kontrolmatik Enerji Ve Muhendislik AS	7,555	58,840
*	Konya Cimento Sanayii AS	133	21,615
	Koza Altin Isletmeleri AS	86,478	89,880
*	Koza Anadolu Metal Madencilik Isletmeleri AS	28,783	65,078
	LDR Turizm AS	5,185	28,057
	Logo Yazilim Sanayi Ve Ticaret AS	13,580	45,733

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	27,326	$88,518
	Migros Ticaret AS	10,181	111,520
*Ω	MLP Saglik Hizmetleri AS	15,519	55,666
*	NET Holding AS	18,659	10,403
*	Otokar Otomotiv Ve Savunma Sanayi AS	8,785	94,054
*	Oyak Yatirim Menkul Degerler AS	14,467	26,892
*	Peker Gayrimenkul Yatirim Ortakligi AS	38,602	20,689
*	Petkim Petrokimya Holding AS	223,129	148,885
	Polisan Holding AS	30,403	13,518
*	Reysas Tasimacilik ve Lojistik Ticaret AS	32,786	35,961
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	74,191	80,626
*	Sasa Polyester Sanayi AS	67,850	152,874
	Sekerbank Turk AS	198,514	22,947
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	40,436	66,359
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	13,008	31,050
*	Sok Marketler Ticaret AS	49,406	83,445
*	TAV Havalimanlari Holding AS	32,931	137,262
*	Teknosa Ic Ve Dis Ticaret AS	25,300	24,324
	Tofas Turk Otomobil Fabrikasi AS	26,012	291,577
*	Tumosan Motor ve Traktor Sanayi AS	7,242	19,358
	Turk Traktor ve Ziraat Makineleri AS	6,206	161,986
#	Turkiye Garanti Bankasi AS	88,092	143,680
	Turkiye Is Bankasi AS, Class C	322,245	180,908
	Turkiye Petrol Rafinerileri AS	129,757	498,058
*	Turkiye Sinai Kalkinma Bankasi AS	640,671	144,735
*	Turkiye Vakiflar Bankasi TAO, Class D	186,995	83,835
*	Ulker Biskuvi Sanayi AS	20,543	29,802
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	8,371	20,486
	Vestel Beyaz Esya Sanayi ve Ticaret AS	92,986	59,132
*	Vestel Elektronik Sanayi ve Ticaret AS	24,219	55,406
	Yapi ve Kredi Bankasi AS	622,966	329,260
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	23,522	30,912
*	Zorlu Enerji Elektrik Uretim AS	374,044	59,711
TOTAL TURKEY			7,501,595
UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	450,702	1,077,594
	Abu Dhabi Islamic Bank PJSC	241,640	739,605
	Abu Dhabi National Hotels	24,168	55,827
	Abu Dhabi National Oil Co. for Distribution PJSC	627,380	666,017
	Abu Dhabi Ship Building Co. PJSC	25,197	27,438
	ADNOC Drilling Co. PJSC	397,152	425,922
	Agthia Group PJSC	105,481	152,189
*	Ajman Bank PJSC	178,441	106,924
*	AL Seer Marine Supplies & Equipment Co. LLC	19,853	42,337
	Aldar Properties PJSC	384,658	541,328
*	Alpha Dhabi Holding PJSC	55,342	300,795
*	Amlak Finance PJSC	203,220	50,913
	Aramex PJSC	191,567	156,375
*	Deyaar Development PJSC	434,668	86,373
	Dubai Financial Market PJSC	275,048	124,355
	Dubai Investments PJSC	613,041	405,751
	Dubai Islamic Bank PJSC	821,018	1,285,755
	Emaar Development PJSC	363,251	626,982
	Emaar Properties PJSC	1,426,243	2,624,355
	Emirates Driving Co.	6,143	44,408
	Emirates Integrated Telecommunications Co. PJSC	189,408	284,600
	Emirates NBD Bank PJSC	400,781	1,854,460
	Emirates Telecommunications Group Co. PJSC	396,526	2,417,985

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Eshraq Investments PJSC	368,462	$58,488
	Fertiglobe PLC	103,225	100,584
	First Abu Dhabi Bank PJSC	279,502	1,113,933
*	Ghitha Holding PJSC	6,712	78,171
*	Gulf Pharmaceutical Industries PSC	97,181	23,004
*	International Holding Co. PJSC	6,187	665,547
*	Manazel PJSC	301,353	45,696
*	Multiply Group PJSC	178,818	157,236
*	Palms Sports PrJSC	11,472	31,159
*	RAK Properties PJSC	327,426	105,195
	Ras Al Khaimah Ceramics	132,162	96,790
*	Shuaa Capital PSC	265,287	29,769
*	Union Properties PJSC	564,802	62,717
TOTAL UNITED ARAB EMIRATES			16,666,577
UNITED STATES — (0.0%)
	Sempra	684	103,584
TOTAL COMMON STOCKS			987,260,241
PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
	Banco ABC Brasil SA, 8.291%	30,427	120,325
	Banco Bradesco SA, 6.050%	424,077	1,494,078
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	59,900	184,814
	Banco Pan SA, 2.703%	54,700	107,578
*	Braskem SA Class A	14,718	79,056
	Centrais Eletricas Brasileiras SA Class B, 3.424%	13,100	120,868
	Centrais Eletricas de Santa Catarina SA, 9.255%	3,500	45,046
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	6,700	71,906
	Cia de Saneamento do Parana, 8.871%	115,531	102,857
	Cia Energetica de Minas Gerais, 8.914%	378,707	1,014,690
	Cia Energetica do Ceara Class A, 1.619%	2,900	32,105
	Cia Paranaense de Energia, 4.394%	464,416	821,045
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	34,600	183,655
	EMAE-Empresa Metropolitana de Aguas e Energia SA, 3.091%	800	10,871
	Eucatex SA Industria e Comercio, 6.083%	27,000	74,170
	Gerdau SA, 11.707%	109,725	678,711
	Grazziotin SA, 9.391%	2,000	12,075
	Itau Unibanco Holding SA, 5.352%	419,218	2,539,023
	Marcopolo SA, 5.813%	188,554	208,541
	Raizen SA, 5.623%	201,088	176,902
	Randon SA Implementos e Participacoes, 4.114%	56,100	147,583
	Schulz SA, 4.413%	28,900	41,070
	Track & Field Co. SA, 1.647%	15,700	44,988
	Unipar Carbocloro SA Class B, 14.689%	16,510	282,595
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	62,000	94,795
TOTAL BRAZIL			8,689,347
CHILE — (0.1%)
	Embotelladora Andina SA Class B, 6.537%	41,683	114,534
	Sociedad Quimica y Minera de Chile SA Class B, 12.344%	6,492	476,021
TOTAL CHILE			590,555
COLOMBIA — (0.0%)
	Bancolombia SA, 11.116%	2,120	16,188
	Grupo Aval Acciones y Valores SA, 3.557%	542,864	70,056

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

COLOMBIA — (Continued)
	Grupo de Inversiones Suramericana SA, 7.419%	30,984	$109,917
TOTAL COLOMBIA			196,161
INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	160,544	19,910
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	3,315	2,167
TOTAL PREFERRED STOCKS			9,498,140
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	1,492	1,325
*	Diagnosticos da America SA Warrants 04/30/25	200	130
TOTAL BRAZIL			1,455
SOUTH KOREA — (0.0%)
*	BGFecomaterials Co. Ltd. Rights 08/08/23	1,393	394
*	Macquarie Korea Infrastructure Fund Rights 08/02/23	6,658	0
TOTAL SOUTH KOREA			394
TAIWAN — (0.0%)
*	Jinan Acetate Chemical Co. Ltd. Rights 08/15/23	90	1,170
*	PChome Online, Inc. Rights	3,983	640
*	Symtek Automation Asia Co. Ltd. Rights 06/26/23	242	151
*	TrueLight Corp. Rights 08/21/23	4,119	1,743
TOTAL TAIWAN			3,704
THAILAND — (0.0%)
*	Sav Rates Rec (F) Rights	1,562	0
UNITED ARAB EMIRATES — (0.0%)
*	Ajman Bank PJSC Rights	45,152	12,047
TOTAL RIGHTS/WARRANTS			17,600
TOTAL INVESTMENT SECURITIES (Cost $893,714,784)			996,775,981

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	381,650	4,414,540
TOTAL INVESTMENTS — (100.0%)
(Cost $898,129,233)^^			$1,001,190,521
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$44,651,104	$562,741	—	$45,213,845
Chile	1,583,305	4,565,204	—	6,148,509

Emerging Markets Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
China	$26,376,686	$260,173,863	$568,631	$287,119,180
Colombia	889,729	9,327	—	899,056
Czech Republic	—	214,449	—	214,449
Egypt	174,968	—	—	174,968
Greece	46,245	4,582,594	—	4,628,839
Hong Kong	—	—	1,818	1,818
Hungary	—	1,299,278	—	1,299,278
India	8,009,177	152,128,034	—	160,137,211
Indonesia	242,258	6,899,232	12,884	7,154,374
Kuwait	2,380,142	667,057	—	3,047,199
Malaysia	—	10,593,211	—	10,593,211
Mexico	22,891,141	99,702	—	22,990,843
Peru	856,016	—	—	856,016
Philippines	—	3,449,090	13,732	3,462,822
Poland	—	8,538,799	—	8,538,799
Qatar	—	8,311,022	—	8,311,022
Saudi Arabia	51,148	34,773,815	—	34,824,963
South Africa	3,054,327	23,351,111	—	26,405,438
South Korea	6,612,825	135,129,022	89,717	141,831,564
Taiwan	8,466,592	163,031,336	21,179	171,519,107
Thailand	15,661,590	1,954,384	—	17,615,974
Turkey	—	7,501,595	—	7,501,595
United Arab Emirates	—	16,666,577	—	16,666,577
United States	—	103,584	—	103,584
Preferred Stocks
Brazil	8,689,347	—	—	8,689,347
Chile	—	590,555	—	590,555
Colombia	196,161	—	—	196,161
India	19,910	—	—	19,910
Philippines	—	2,167	—	2,167
Rights/Warrants
Brazil	—	1,455	—	1,455
South Korea	—	394	—	394
Taiwan	—	3,704	—	3,704
United Arab Emirates	—	12,047	—	12,047
Securities Lending Collateral	—	4,414,540	—	4,414,540
TOTAL	$150,852,671	$849,629,889	$707,961˂˃	$1,001,190,521

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Emerging Markets Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.5%)
BRAZIL — (4.7%)
*	3R Petroleum Oleo E Gas SA	33,647	$252,953
	Allied Tecnologia SA	4,400	6,374
	Alper Consultoria e Corretora de Seguros SA	1,700	11,030
*	Anima Holding SA	73,507	74,770
	Atacadao SA	87,035	252,523
	Bemobi Mobile Tech SA	10,600	30,262
	Boa Safra Sementes SA	7,900	19,413
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,858	70,452
*	BRF SA	158,320	326,768
	Camil Alimentos SA	21,849	33,637
	CCR SA	60,479	169,974
	Cia Brasileira de Aluminio	30,044	33,673
*	Cia Brasileira de Distribuicao	34,739	152,069
	Cia Siderurgica Nacional SA, Sponsored ADR	12,486	36,834
	Cia Siderurgica Nacional SA	96,638	282,838
	Cielo SA	224,100	223,685
*	Cogna Educacao SA	349,792	247,804
*	Construtora Tenda SA	32,534	82,492
	Cosan SA	186,285	785,519
	Cruzeiro do Sul Educacional SA	17,600	16,860
	CSU Digital SA	6,673	22,395
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	58,948	296,937
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	5,200	15,395
	Dexco SA	81,966	145,082
	Diagnosticos da America SA	22,133	62,953
	Dimed SA Distribuidora da Medicamentos	27,700	77,381
	Direcional Engenharia SA	18,983	84,703
*	Embraer SA	110,682	433,249
*	Embraer SA, Sponsored ADR	6,184	96,718
	Empreendimentos Pague Menos SA	27,995	24,983
	Enauta Participacoes SA	16,500	48,676
	Eternit SA	9,700	21,990
	Even Construtora e Incorporadora SA	38,300	59,855
	Ez Tec Empreendimentos e Participacoes SA	28,478	130,865
	Fras-Le SA	12,900	36,664
	Grendene SA	47,560	75,633
	Grupo De Moda Soma SA	113,472	269,717
*	Grupo Mateus SA	70,800	118,580
	Grupo SBF SA	13,200	36,875
	Guararapes Confeccoes SA	16,144	24,956
*Ω	Hapvida Participacoes e Investimentos SA	603,298	612,388
*	Hidrovias do Brasil SA	75,680	63,697
*	International Meal Co. Alimentacao SA, Class A	20,700	11,600
	Iochpe-Maxion SA	37,600	110,126
	Irani Papel e Embalagem SA	23,183	50,006
*	IRB-Brasil Resseguros SA	11,993	104,284
	Jalles Machado SA	30,700	57,586
	JHSF Participacoes SA	78,158	93,219
	JSL SA	9,600	19,997
*	Kora Saude Participacoes SA	76,400	23,104
	Lavvi Empreendimentos Imobiliarios SA	16,300	29,093
Ω	Locaweb Servicos de Internet SA	72,900	114,235
*	Lojas Quero Quero SA	28,300	39,978
	Lojas Renner SA	91,917	364,461
	M Dias Branco SA	15,468	136,501

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Marcopolo SA	24,336	$21,203
*Ω	Meliuz SA	5,610	11,781
	Mills Estruturas e Servicos de Engenharia SA	42,900	112,858
*	Moura Dubeux Engenharia SA	6,800	15,717
	Movida Participacoes SA	25,489	61,502
	MRV Engenharia e Participacoes SA	61,914	181,994
*	Multilaser Industrial SA	25,317	17,935
*	Natura & Co. Holding SA	159,364	615,719
	Pet Center Comercio e Participacoes SA	50,520	74,785
	Porto Seguro SA	35,644	215,805
	Positivo Tecnologia SA	28,500	49,722
	Qualicorp Consultoria e Corretora de Seguros SA	15,700	14,243
Ω	Rede D'Or Sao Luiz SA	14,775	112,481
	Romi SA	7,762	23,440
*	Sao Carlos Empreendimentos e Participacoes SA	4,400	23,820
	Sao Martinho SA	33,622	237,976
	SLC Agricola SA	21,700	200,308
	Tegma Gestao Logistica SA	6,400	30,330
	TIM SA	154,756	469,300
	Tres Tentos Agroindustrial SA	33,097	88,539
	Trisul SA	19,000	24,670
	Tupy SA	12,000	68,948
	Ultrapar Participacoes SA	133,588	533,646
	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,300	37,719
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	13,000	41,677
*	Via SA	217,256	99,238
	Vibra Energia SA	193,005	699,165
	Vulcabras Azaleia SA	13,400	55,598
*	YDUQS Participacoes SA	28,375	133,152
*	Zamp SA	33,371	31,192
TOTAL BRAZIL			11,328,275
CHILE — (0.3%)
	Banco de Credito e Inversiones SA	1,475	44,306
	CAP SA	6,796	51,844
	Cia Sud Americana de Vapores SA	476,541	36,070
	Empresa Nacional de Telecomunicaciones SA	26,039	104,659
	Empresas CMPC SA	144,812	285,845
	Inversiones Aguas Metropolitanas SA	35,003	28,746
	Inversiones La Construccion SA	3,920	27,568
	PAZ Corp. SA	24,759	16,879
	Ripley Corp. SA	148,996	32,412
	Salfacorp SA	72,948	39,902
	SMU SA	76,435	14,441
	Sociedad Matriz SAAM SA	377,140	40,908
	SONDA SA	85,422	45,514
TOTAL CHILE			769,094
CHINA — (22.0%)
*	361 Degrees International Ltd.	154,000	85,223
Ω	3SBio, Inc.	272,500	262,512
*	5I5J Holding Group Co. Ltd., Class A	18,200	8,064
	AAC Technologies Holdings, Inc.	145,500	333,348
	Accelink Technologies Co. Ltd., Class A	6,300	26,806
	ADAMA Ltd., Class A	18,500	22,440
	Addsino Co. Ltd., Class A	24,700	33,294
	Advanced Technology & Materials Co. Ltd., Class A	28,900	37,355

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Aerospace Hi-Tech Holdings Group Ltd., Class A	22,100	$32,067
#*	Agile Group Holdings Ltd.	252,000	44,976
*	Agora, Inc., ADR	2,073	6,696
*	Air China Ltd., Class H	28,000	22,961
	Ajisen China Holdings Ltd.	105,000	13,532
*	Alibaba Pictures Group Ltd.	2,180,000	134,046
#Ω	A-Living Smart City Services Co. Ltd.	146,250	105,064
	Aluminum Corp. of China Ltd., Class H	678,000	337,155
	Angang Steel Co. Ltd., Class H	264,600	79,430
	Anhui Construction Engineering Group Co. Ltd., Class A	37,200	29,551
	Anhui Guangxin Agrochemical Co. Ltd., Class A	8,820	23,879
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	10,900	12,478
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	7,400	34,197
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	13,300	14,499
*	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	14,000	29,054
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	24,400	18,080
	Anhui Jinhe Industrial Co. Ltd., Class A	4,300	14,522
*	Anhui Tatfook Technology Co. Ltd., Class A	7,100	9,573
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,800	15,338
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	43,500	82,440
*	Anton Oilfield Services Group	374,000	21,592
*	Aoshikang Technology Co. Ltd., Class A	7,300	35,570
*	Aotecar New Energy Technology Co. Ltd., Class A	60,800	23,762
*††	Aoyuan Healthy Life Group Co. Ltd.	7,000	1,059
	APT Satellite Holdings Ltd.	118,000	35,586
*Ω	Archosaur Games, Inc.	20,000	11,161
*	Art Group Holdings Ltd.	15,000	267
*Ω	Ascletis Pharma, Inc.	34,000	8,655
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	10,400	39,878
	Asia Cement China Holdings Corp.	115,000	55,753
Ω	AsiaInfo Technologies Ltd.	32,000	45,166
	AviChina Industry & Technology Co. Ltd., Class H	447,000	223,939
	AVICOPTER PLC, Class A	4,800	27,343
Ω	BAIC Motor Corp. Ltd., Class H	336,000	93,542
	Bank of Changsha Co. Ltd., Class A	30,900	35,586
	Bank of Chongqing Co. Ltd., Class H	69,500	37,646
*	Bank of Gansu Co. Ltd., Class H	180,000	18,459
	Bank of Guiyang Co. Ltd., Class A	38,500	30,633
	Bank of Guizhou Co. Ltd., Class H	36,000	8,535
	Bank of Suzhou Co. Ltd., Class A	44,550	44,542
*	Bank of Tianjin Co. Ltd., Class H	100,500	20,532
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	145,079	18,814
*	Baoye Group Co. Ltd., Class H	50,000	25,755
#*	Baozun, Inc., Class A	22,700	38,480
	BBMG Corp., Class H	526,000	62,211
	Beibuwan Port Co. Ltd., Class A	20,900	24,021
	Beijing Capital Development Co. Ltd., Class A	63,400	41,919
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	97,760	41,077
*	Beijing Capital International Airport Co. Ltd., Class H	182,000	119,021
	Beijing Dabeinong Technology Group Co. Ltd., Class A	27,000	26,767
	Beijing Easpring Material Technology Co. Ltd., Class A	6,200	42,891
	Beijing Energy International Holding Co. Ltd.	1,042,000	27,762
	Beijing Enterprises Holdings Ltd.	96,000	381,815
	Beijing Enterprises Urban Resources Group Ltd.	140,000	9,935
	Beijing Enterprises Water Group Ltd.	832,000	203,012
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	14,852	20,933
*	Beijing Haixin Energy Technology Co. Ltd., Class A	29,300	14,979
*	Beijing Health Holdings Ltd.	768,000	9,787
*	Beijing Jetsen Technology Co. Ltd., Class A	31,300	24,761

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Jingyuntong Technology Co. Ltd., Class A	21,500	$16,567
*	Beijing North Star Co. Ltd., Class H	92,000	10,655
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	85,200	29,450
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,100	37,622
	Beijing Originwater Technology Co. Ltd., Class A	41,062	32,145
	Beijing Shougang Co. Ltd., Class A	37,300	20,996
*	Beijing Sinnet Technology Co. Ltd., Class A	22,200	32,104
	Beijing SL Pharmaceutical Co. Ltd., Class A	11,100	15,075
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	22,700	18,087
*	Beijing SuperMap Software Co. Ltd., Class A	12,500	39,047
	Beijing Ultrapower Software Co. Ltd., Class A	25,700	37,338
*	Beijing Watertek Information Technology Co. Ltd., Class A	58,000	26,003
	Beijing Yanjing Brewery Co. Ltd., Class A	14,000	22,158
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	15,870	26,908
*	Bengang Steel Plates Co. Ltd., Class A	61,300	36,462
	BGI Genomics Co. Ltd., Class A	6,900	58,028
	Binhai Investment Co. Ltd.	64,000	13,547
	Black Peony Group Co. Ltd., Class A	25,700	24,473
	Blue Sail Medical Co. Ltd., Class A	15,700	15,916
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	20,700	25,610
Ω	BOC Aviation Ltd.	29,500	247,274
	BOC International China Co. Ltd., Class A	30,000	47,703
*	Bohai Leasing Co. Ltd., Class A	71,897	24,558
	Bright Dairy & Food Co. Ltd., Class A	14,600	22,468
††	Brilliance China Automotive Holdings Ltd.	424,000	227,218
	B-Soft Co. Ltd., Class A	21,200	21,670
*	BTG Hotels Group Co. Ltd., Class A	37,000	109,003
	BYD Electronic International Co. Ltd.	33,500	129,329
	C C Land Holdings Ltd.	243,000	49,915
	C&D International Investment Group Ltd.	120,078	328,034
	Cabbeen Fashion Ltd.	43,000	4,520
	Caitong Securities Co. Ltd., Class A	29,340	34,291
	Camel Group Co. Ltd., Class A	13,000	16,921
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	21,600	14,005
	Canmax Technologies Co. Ltd., Class A	9,400	42,373
*	Capital Environment Holdings Ltd.	618,000	10,213
	Carrianna Group Holdings Co. Ltd.	214,000	10,711
	CECEP Solar Energy Co. Ltd., Class A	43,300	40,019
	CECEP Wind-Power Corp., Class A	62,010	31,775
	Central China New Life Ltd.	46,000	16,139
	Central China Securities Co. Ltd., Class H	136,000	21,997
#	CGN New Energy Holdings Co. Ltd.	216,000	62,621
	CGN Nuclear Technology Development Co. Ltd., Class A	24,800	28,431
	Chaowei Power Holdings Ltd.	99,000	19,385
	Chengdu Hongqi Chain Co. Ltd., Class A	31,400	26,991
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,200	20,694
	Chengdu Wintrue Holding Co. Ltd., Class A	12,100	16,392
*	Chengtun Mining Group Co. Ltd., Class A	30,900	22,460
	Chengxin Lithium Group Co. Ltd., Class A	9,100	35,099
	Chengzhi Co. Ltd., Class A	12,800	14,806
	China Aerospace International Holdings Ltd.	434,000	22,278
*	China Agri-Products Exchange Ltd.	591,408	7,712
	China Aircraft Leasing Group Holdings Ltd.	51,500	29,176
	China BlueChemical Ltd., Class H	352,000	87,980
*Ω	China Bohai Bank Co. Ltd., Class H	420,500	65,293
	China CAMC Engineering Co. Ltd., Class A	8,800	14,773
	China Cinda Asset Management Co. Ltd., Class H	1,569,000	165,589
	China Coal Energy Co. Ltd., Class H	382,000	276,853

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Communications Services Corp. Ltd., Class H	442,000	$210,267
#*	China Conch Environment Protection Holdings Ltd.	269,500	82,096
	China Conch Venture Holdings Ltd.	285,000	356,922
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	320,000	51,118
*††	China Dili Group	334,200	5,305
	China Dongxiang Group Co. Ltd.	642,000	26,872
	China Education Group Holdings Ltd.	58,000	53,686
	China Electronics Huada Technology Co. Ltd.	72,000	13,442
	China Electronics Optics Valley Union Holding Co. Ltd.	468,000	19,268
	China Energy Engineering Corp. Ltd., Class A	228,779	78,499
	China Energy Engineering Corp. Ltd., Class H	362,000	46,519
#Ω	China Everbright Greentech Ltd.	112,000	18,584
	China Everbright Ltd.	202,000	132,543
*	China Express Airlines Co. Ltd., Class A	6,200	7,794
Ω	China Feihe Ltd.	516,000	316,214
	China Foods Ltd.	212,000	80,110
	China Galaxy Securities Co. Ltd., Class H	694,000	406,035
	China Gas Holdings Ltd.	531,000	594,824
*	China Glass Holdings Ltd.	122,000	13,673
	China Gold International Resources Corp. Ltd.	39,600	159,870
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	23,800	41,595
	China Hanking Holdings Ltd.	112,000	10,804
#	China Harmony Auto Holding Ltd.	156,500	15,122
*	China High Speed Railway Technology Co. Ltd., Class A	49,900	17,112
*	China High Speed Transmission Equipment Group Co. Ltd.	97,000	33,008
	China Hongqiao Group Ltd.	443,000	427,441
	China International Marine Containers Group Co. Ltd., Class H	140,270	83,518
	China Jinmao Holdings Group Ltd.	555,491	91,288
	China Kepei Education Group Ltd.	22,000	7,396
	China Lesso Group Holdings Ltd.	184,000	125,719
	China Lilang Ltd.	100,000	53,040
*Ω	China Literature Ltd.	61,800	281,551
	China Medical System Holdings Ltd.	199,000	335,107
	China Meheco Co. Ltd., Class A	15,260	28,115
	China Merchants Energy Shipping Co. Ltd., Class A	55,000	49,195
	China Merchants Land Ltd.	332,000	18,759
	China Merchants Port Holdings Co. Ltd.	293,610	403,934
	China Merchants Property Operation & Service Co. Ltd., Class A	7,100	16,189
Ω	China Merchants Securities Co. Ltd., Class H	81,400	82,507
	China Modern Dairy Holdings Ltd.	764,000	82,475
	China National Accord Medicines Corp. Ltd., Class A	5,200	25,155
	China National Building Material Co. Ltd., Class H	788,000	498,059
Ω	China New Higher Education Group Ltd.	80,000	27,561
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	23,600	16,727
	China Nonferrous Mining Corp. Ltd.	204,000	107,874
*	China Oil & Gas Group Ltd.	1,080,000	34,067
	China Oilfield Services Ltd., Class H	312,000	368,328
	China Oriental Group Co. Ltd.	334,000	52,394
	China Overseas Grand Oceans Group Ltd.	322,590	164,782
	China Publishing & Media Co. Ltd., Class A	10,200	15,266
Ω	China Railway Signal & Communication Corp. Ltd., Class H	286,000	104,721
*	China Rare Earth Holdings Ltd.	348,000	20,155
	China Reinsurance Group Corp., Class H	963,000	66,847
#††Ω	China Renaissance Holdings Ltd.	44,400	31,027
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	6,200	28,501
	China Resources Cement Holdings Ltd.	402,000	175,153
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	15,400	36,440
	China Resources Gas Group Ltd.	140,800	487,764

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	161,000	$133,499
Ω	China Resources Pharmaceutical Group Ltd.	280,000	217,930
#	China Risun Group Ltd.	163,000	75,964
	China Ruifeng Renewable Energy Holdings Ltd.	84,000	2,628
*	China Sanjiang Fine Chemicals Co. Ltd.	149,000	21,794
#*	China Shanshui Cement Group Ltd.	272,000	33,229
Ω	China Shengmu Organic Milk Ltd.	453,000	18,030
	China Shineway Pharmaceutical Group Ltd.	66,000	72,598
*	China Shuifa Singyes Energy Holdings Ltd.	56,000	3,976
#*	China South City Holdings Ltd.	1,172,000	76,892
	China South Publishing & Media Group Co. Ltd., Class A	30,700	48,780
*	China Southern Airlines Co. Ltd., Class H	36,000	22,564
	China Starch Holdings Ltd.	685,000	13,869
	China State Construction International Holdings Ltd.	284,000	348,203
*	China Sunshine Paper Holdings Co. Ltd.	117,500	42,118
	China Taiping Insurance Holdings Co. Ltd.	267,400	298,271
#*	China Tianrui Group Cement Co. Ltd., Class C	72,000	54,445
	China Tianying, Inc., Class A	40,700	30,835
	China Traditional Chinese Medicine Holdings Co. Ltd.	568,000	262,594
*	China TransInfo Technology Co. Ltd., Class A	21,600	39,485
*	China Travel International Investment Hong Kong Ltd.	428,000	94,583
	China Tungsten & Hightech Materials Co. Ltd., Class A	16,380	23,566
	China West Construction Group Co. Ltd., Class A	12,600	13,638
	China XLX Fertiliser Ltd.	90,000	45,429
	China Yongda Automobiles Services Holdings Ltd.	176,500	80,873
#	China Zheshang Bank Co. Ltd., Class H	426,099	125,270
	China Zhongwang Holdings Ltd.	360,400	14,557
	Chinasoft International Ltd.	492,000	308,185
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	20,100	35,617
	Chongqing Department Store Co. Ltd., Class A	2,400	11,960
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	12,744	30,561
	Chongqing Gas Group Corp. Ltd., Class A	9,214	9,186
	Chongqing Machinery & Electric Co. Ltd., Class H	126,000	9,389
	Chongqing Rural Commercial Bank Co. Ltd., Class H	469,000	173,493
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	28,400	30,667
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	17,828	17,853
	Chow Tai Seng Jewellery Co. Ltd., Class A	15,500	36,312
††	CIFI Ever Sunshine Services Group Ltd.	108,000	31,712
	CIMC Enric Holdings Ltd.	128,000	129,069
Ω	CIMC Vehicles Group Co. Ltd., Class H	17,000	17,011
	Cinda Real Estate Co. Ltd., Class A	18,100	12,660
*	CITIC Guoan Information Industry Co. Ltd., Class A	74,802	24,719
	CITIC Resources Holdings Ltd.	674,000	34,652
	City Development Environment Co. Ltd., Class A	17,280	31,513
#*	Citychamp Watch & Jewellery Group Ltd.	110,000	16,682
*	CMGE Technology Group Ltd.	174,000	40,361
	CMST Development Co. Ltd., Class A	27,600	22,848
*	CNFinance Holdings Ltd., ADR	7,137	22,624
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	13,500	11,549
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	14,040	18,726
	COFCO Biotechnology Co. Ltd., Class A	17,700	18,882
*††	Colour Life Services Group Co. Ltd.	98,194	6,673
	Comba Telecom Systems Holdings Ltd.	220,000	37,186
	Concord New Energy Group Ltd.	1,220,000	100,318
	Consun Pharmaceutical Group Ltd.	112,000	82,059
	COSCO SHIPPING Development Co. Ltd., Class H	819,000	95,705
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	186,000	205,545
	COSCO SHIPPING International Hong Kong Co. Ltd.	116,000	49,094
	COSCO SHIPPING Ports Ltd.	331,188	209,250

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Country Garden Holdings Co. Ltd.	1,195,000	$245,502
	CPMC Holdings Ltd.	118,000	66,297
	CQ Pharmaceutical Holding Co. Ltd., Class A	41,800	36,354
*	Crazy Sports Group Ltd.	562,000	12,033
	CSG Holding Co. Ltd., Class A	37,592	32,340
#	CSSC Hong Kong Shipping Co. Ltd.	300,000	54,707
	CTS International Logistics Corp. Ltd., Class A	20,600	27,372
	Da Ming International Holdings Ltd.	28,000	5,765
	Daan Gene Co. Ltd., Class A	19,600	27,794
Ω	Dali Foods Group Co. Ltd.	280,500	130,955
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	36,900	26,091
	Dawnrays Pharmaceutical Holdings Ltd.	155,000	24,247
	DBG Technology Co. Ltd., Class A	9,400	13,987
*	Deppon Logistics Co. Ltd., Class A	7,000	17,393
	DHC Software Co. Ltd., Class A	40,200	38,265
	Dian Diagnostics Group Co. Ltd., Class A	6,600	22,459
	Digital China Group Co. Ltd., Class A	3,600	12,679
	Digital China Holdings Ltd.	164,000	65,019
	Digital China Information Service Co. Ltd., Class A	13,800	22,188
	Dong-E-E-Jiao Co. Ltd., Class A	5,600	38,370
	Dongfang Electric Corp. Ltd., Class H	69,800	93,474
	Dongfeng Motor Group Co. Ltd., Class H	556,000	260,224
	Dongguan Aohai Technology Co. Ltd., Class A	3,600	17,183
	Dongguan Development Holdings Co. Ltd., Class A	20,800	28,660
	Dongxing Securities Co. Ltd., Class A	33,900	43,254
	Dongyue Group Ltd.	255,000	251,574
*	DouYu International Holdings Ltd., ADR	20,175	24,210
	Dynagreen Environmental Protection Group Co. Ltd., Class H	46,000	15,556
	East Group Co. Ltd., Class A	19,900	18,284
	E-Commodities Holdings Ltd.	174,000	27,939
	Edvantage Group Holdings Ltd.	53,740	17,816
	EEKA Fashion Holdings Ltd.	11,500	19,410
	Essex Bio-technology Ltd.	59,000	24,817
	Eternal Asia Supply Chain Management Ltd., Class A	31,100	23,476
	EVA Precision Industrial Holdings Ltd.	196,000	21,978
Ω	Everbright Securities Co. Ltd., Class H	65,200	50,477
#*Ω	Everest Medicines Ltd.	24,500	68,751
*	Fangda Carbon New Material Co. Ltd., Class A	54,500	47,325
*	Fangda Special Steel Technology Co. Ltd., Class A	24,000	16,997
	Far East Horizon Ltd.	265,000	199,322
	FAWER Automotive Parts Co. Ltd., Class A	23,200	18,060
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,100	34,998
*	FIH Mobile Ltd.	660,000	71,367
	Financial Street Holdings Co. Ltd., Class A	33,100	23,918
	FinVolution Group, ADR	17,967	105,466
	First Capital Securities Co. Ltd., Class A	46,400	40,945
	First Tractor Co. Ltd., Class H	42,000	20,989
	Fosun International Ltd.	476,500	347,335
	Fufeng Group Ltd.	313,000	170,453
	Fujian Funeng Co. Ltd., Class A	38,610	45,088
	Fujian Longking Co. Ltd., Class A	7,900	19,670
	Fujian Star-net Communication Co. Ltd., Class A	10,400	30,757
	Fujian Sunner Development Co. Ltd., Class A	10,800	32,333
*	Fullshare Holdings Ltd.	2,127,500	10,946
*	Gan & Lee Pharmaceuticals Co. Ltd., Class A	4,900	30,677
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	18,300	30,612
	Gansu Shangfeng Cement Co. Ltd., Class A	12,240	17,903
	GCL Energy Technology Co. Ltd., Class A	13,136	22,883
	GCL Technology Holdings Ltd.	166,000	36,165

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	GDS Holdings Ltd., Class A	171,200	$281,883
	Geely Automobile Holdings Ltd.	1,008,000	1,470,907
	Gemdale Properties & Investment Corp. Ltd.	1,096,000	65,026
Ω	Genertec Universal Medical Group Co. Ltd.	183,500	99,104
	GF Securities Co. Ltd., Class H	147,000	235,204
	Giant Network Group Co. Ltd., Class A	27,100	53,904
*	Glorious Property Holdings Ltd.	294,000	947
*	Golden Eagle Retail Group Ltd.	63,000	52,534
	Goldenmax International Group Ltd., Class A	8,100	11,046
	Goldwind Science & Technology Co. Ltd., Class H	122,478	84,050
*	Goodbaby International Holdings Ltd.	204,000	15,018
	Grand Pharmaceutical Group Ltd., Class L	189,500	108,203
*	Grandjoy Holdings Group Co. Ltd., Class A	44,500	27,610
*	Greatview Aseptic Packaging Co. Ltd.	194,000	56,918
	Greenland Hong Kong Holdings Ltd.	175,000	10,492
	Greentown China Holdings Ltd.	169,500	194,852
	Greentown Service Group Co. Ltd.	192,000	100,811
	GRG Banking Equipment Co. Ltd., Class A	31,300	50,477
	Guangdong Advertising Group Co. Ltd., Class A	41,100	36,314
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	21,900	21,142
	Guangdong Dowstone Technology Co. Ltd., Class A	10,700	19,270
	Guangdong HEC Technology Holding Co. Ltd., Class A	35,300	35,318
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	21,300	6,205
	Guangdong Hybribio Biotech Co. Ltd., Class A	15,750	22,856
	Guangdong Provincial Expressway Development Co. Ltd., Class A	10,100	10,827
	Guangdong South New Media Co. Ltd., Class A	3,700	21,492
	Guangdong Tapai Group Co. Ltd., Class A	17,100	21,137
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,100	15,707
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	31,900	13,756
*	Guangshen Railway Co. Ltd., Class H	208,000	54,850
	Guangxi Liugong Machinery Co. Ltd., Class A	29,300	32,771
	Guangzhou Automobile Group Co. Ltd., Class H	502,000	315,990
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	21,800	43,959
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	26,000	77,916
	Guangzhou Haige Communications Group, Inc. Co., Class A	38,600	53,869
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	16,800	21,491
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	8,500	9,889
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	20,900	20,863
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	22,500	14,751
*	Guosheng Financial Holding, Inc., Class A	24,900	32,837
	Guoyuan Securities Co. Ltd., Class A	56,500	58,431
*	Hainan Meilan International Airport Co. Ltd., Class H	32,000	48,526
	Haitian International Holdings Ltd.	102,000	255,479
	Haitong Securities Co. Ltd., Class H	449,600	314,554
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	174,000	19,612
	Hand Enterprise Solutions Co. Ltd., Class A	23,000	34,207
	Hang Zhou Great Star Industrial Co. Ltd., Class A	37,800	116,383
	Hangcha Group Co. Ltd., Class A	12,000	41,466
	Hangxiao Steel Structure Co. Ltd., Class A	22,600	13,423
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	34,100	51,620
	Hangzhou Onechance Tech Corp., Class A	7,700	30,148
	Hangzhou Robam Appliances Co. Ltd., Class A	11,500	47,013
	Han's Laser Technology Industry Group Co. Ltd., Class A	19,100	65,572
*Ω	Harbin Bank Co. Ltd., Class H	451,000	14,460
	Harbin Electric Co. Ltd., Class H	164,000	65,350
	HBIS Resources Co. Ltd., Class A	11,400	23,953
	Health & Happiness H&H International Holdings Ltd.	45,000	59,334
	Hello Group, Inc., Sponsored ADR	10,868	115,744

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Mingtai Al Industrial Co. Ltd., Class A	7,440	$16,437
	Henan Pinggao Electric Co. Ltd., Class A	18,300	30,110
	Henan Shenhuo Coal & Power Co. Ltd., Class A	12,600	27,771
*	Henan Yicheng New Energy Co. Ltd., Class A	20,400	14,970
	Hengan International Group Co. Ltd.	95,000	390,764
*	Hengdeli Holdings Ltd.	392,000	7,292
	Hengtong Optic-electric Co. Ltd., Class A	12,800	27,573
*	Hengyi Petrochemical Co. Ltd., Class A	45,200	46,220
	Hesteel Co. Ltd., Class A	142,500	48,089
	Hexing Electrical Co. Ltd., Class A	8,300	29,481
*	Hi Sun Technology China Ltd.	390,000	30,623
	Hisense Home Appliances Group Co. Ltd., Class H	26,000	67,347
*	Holitech Technology Co. Ltd., Class A	47,400	21,766
	Homeland Interactive Technology Ltd.	66,000	15,181
*	Hongda Xingye Co. Ltd., Class A	48,800	17,021
*	Honghua Group Ltd.	763,000	14,275
*††Ω	Honworld Group Ltd.	46,500	3,054
*Ω	Hope Education Group Co. Ltd.	96,000	7,305
	Hopson Development Holdings Ltd.	188,469	158,159
	Hoyuan Green Energy Co. Ltd., Class A	5,449	38,727
*Ω	Hua Hong Semiconductor Ltd.	114,000	388,177
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	9,700	5,148
*	Huafu Fashion Co. Ltd., Class A	18,000	8,240
	Huagong Tech Co. Ltd., Class A	8,700	43,823
	Huaibei Mining Holdings Co. Ltd., Class A	11,300	19,563
	Huapont Life Sciences Co. Ltd., Class A	18,200	13,332
Ω	Huatai Securities Co. Ltd., Class H	268,800	383,544
	Huaxi Securities Co. Ltd., Class A	25,600	33,084
	Huaxin Cement Co. Ltd., Class A	17,600	34,343
	Huaxin Cement Co. Ltd., Class H	35,300	34,420
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	52,600	25,205
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,200	33,936
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,000	43,987
	Huishang Bank Corp. Ltd., Class H	31,000	9,310
	Humanwell Healthcare Group Co. Ltd., Class A	5,600	17,735
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	63,300	29,416
	Hunan Gold Corp. Ltd., Class A	12,392	21,615
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	13,300	12,502
	Hunan Zhongke Electric Co. Ltd., Class A	12,100	20,351
*	HUYA, Inc., ADR	16,789	57,586
*	Hytera Communications Corp. Ltd., Class A	29,500	25,611
*	HyUnion Holding Co. Ltd., Class A	23,200	22,766
*	IBO Technology Co. Ltd.	22,000	1,839
	IKD Co. Ltd., Class A	4,600	14,944
Ω	IMAX China Holding, Inc.	16,100	19,765
	Infore Environment Technology Group Co. Ltd., Class A	41,500	29,982
Ω	Ingdan, Inc.	64,000	10,963
*	Inkeverse Group Ltd.	144,000	16,701
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	25,000	48,150
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	21,700	29,696
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	57,100	74,409
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	18,200	19,121
*	Inspur Digital Enterprise Technology Ltd.	94,000	34,294
	Intco Medical Technology Co. Ltd., Class A	7,680	23,576
#	IVD Medical Holding Ltd.	28,000	4,252
	Jade Bird Fire Co. Ltd., Class A	4,160	10,695
	JH Educational Technology, Inc.	44,000	6,475
	Jiangling Motors Corp. Ltd., Class A	13,700	37,583
*	Jiangsu Azure Corp., Class A	10,600	16,370

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	51,700	$51,976
	Jiangsu Guotai International Group Co. Ltd., Class A	19,600	21,691
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	18,560	10,371
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	9,000	25,054
	Jiangsu Linyang Energy Co. Ltd., Class A	21,500	23,620
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	18,300	32,328
	Jiangsu Shagang Co. Ltd., Class A	44,600	26,478
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	13,600	20,038
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	32,520	21,048
	Jiangxi Bank Co. Ltd., Class H	140,500	18,157
	Jiangxi Copper Co. Ltd., Class H	212,000	356,151
	Jiangxi Wannianqing Cement Co. Ltd., Class A	7,700	9,250
	Jiangzhong Pharmaceutical Co. Ltd., Class A	7,000	18,371
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	9,200	6,738
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	13,100	31,983
*	Jilin Chemical Fibre, Class A	36,700	19,115
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	4,400	1,235
	Jinchuan Group International Resources Co. Ltd.	463,000	26,202
	Jinduicheng Molybdenum Co. Ltd., Class A	14,300	23,066
*	Jingrui Holdings Ltd.	117,000	1,048
#*	JinkoSolar Holding Co. Ltd., ADR	7,079	300,504
	Jinmao Property Services Co. Ltd.	5,740	2,103
	Jinneng Science&Technology Co. Ltd., Class A	7,300	8,786
	Jiuzhitang Co. Ltd., Class A	15,800	27,143
	Jizhong Energy Resources Co. Ltd., Class A	57,400	52,799
	JNBY Design Ltd.	13,000	15,283
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	23,124	40,720
	Joinn Laboratories China Co. Ltd., Class A	5,740	22,581
	Jointown Pharmaceutical Group Co. Ltd., Class A	36,654	50,828
	Joy City Property Ltd.	498,000	18,911
#*	Joy Spreader Group, Inc.	184,000	19,676
	JSTI Group, Class A	29,400	27,206
	Ju Teng International Holdings Ltd.	256,000	37,987
*	Juneyao Airlines Co. Ltd., Class A	10,400	26,525
*Ω	JW Cayman Therapeutics Co. Ltd.	38,000	13,836
	JY Grandmark Holdings Ltd.	38,000	5,973
*	Kaishan Group Co. Ltd., Class A	4,400	8,968
*Ω	Kangda International Environmental Co. Ltd.	63,000	3,116
*	Kasen International Holdings Ltd.	181,000	6,287
	Keshun Waterproof Technologies Co. Ltd., Class A	18,700	26,909
	Kingboard Holdings Ltd.	119,500	332,527
	Kingboard Laminates Holdings Ltd.	153,500	157,494
	Kingfa Sci & Tech Co. Ltd., Class A	33,200	42,387
#*	Kingsoft Cloud Holdings Ltd.	106,000	49,080
	Kingsoft Corp. Ltd.	64,400	277,188
*	Ko Yo Chemical Group Ltd.	252,000	4,061
*	Kong Sun Holdings Ltd.	50,000	361
*	Konka Group Co. Ltd., Class A	13,600	9,004
	KPC Pharmaceuticals, Inc., Class A	18,100	45,092
	Kunlun Energy Co. Ltd.	720,000	589,172
*	Kunlun Tech Co. Ltd., Class A	8,400	43,603
#*	KWG Group Holdings Ltd.	302,000	54,004
*	KWG Living Group Holdings Ltd.	164,500	21,087
*	Lakala Payment Co. Ltd., Class A	14,300	36,789
	Lao Feng Xiang Co. Ltd., Class A	10,600	92,692
	Laobaixing Pharmacy Chain JSC, Class A	5,500	21,929
	Lee & Man Chemical Co. Ltd.	34,000	18,328
	Lee & Man Paper Manufacturing Ltd.	275,000	95,446
	Lee's Pharmaceutical Holdings Ltd.	36,500	6,822

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Legend Holdings Corp., Class H	98,300	$101,491
	Lenovo Group Ltd.	24,000	27,629
*	Leo Group Co. Ltd., Class A	88,700	29,820
*	LexinFintech Holdings Ltd., ADR	20,341	61,023
	Leyard Optoelectronic Co. Ltd., Class A	20,000	18,178
	Lianhe Chemical Technology Co. Ltd., Class A	7,700	11,086
*	Liao Ning Oxiranchem, Inc., Class A	21,300	23,839
	Liaoning Port Co. Ltd., Class H	396,000	36,575
	Lier Chemical Co. Ltd., Class A	11,100	22,575
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	5,700	21,062
Ω	Longfor Group Holdings Ltd.	310,000	838,683
	Longhua Technology Group Luoyang Co. Ltd., Class A	18,200	20,280
	Lonking Holdings Ltd.	365,000	65,278
	Luenmei Quantum Co. Ltd., Class A	13,600	12,849
	Luxi Chemical Group Co. Ltd., Class A	27,800	41,161
*Ω	Luye Pharma Group Ltd.	289,500	135,706
#*	LVGEM China Real Estate Investment Co. Ltd.	164,000	35,138
	Maanshan Iron & Steel Co. Ltd., Class H	314,000	65,484
	Maccura Biotechnology Co. Ltd., Class A	6,500	13,847
*Ω	Maoyan Entertainment	70,400	82,798
	Metallurgical Corp. of China Ltd., Class H	506,000	127,505
Ω	Midea Real Estate Holding Ltd.	51,200	53,501
	Min Xin Holdings Ltd.	42,000	17,961
*	Minmetals Land Ltd.	338,000	17,320
	Minth Group Ltd.	124,000	396,929
	MLS Co. Ltd., Class A	26,700	34,772
*	MMG Ltd.	532,000	195,180
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,500	16,955
	Nanjing Iron & Steel Co. Ltd., Class A	62,300	31,897
*	Nanjing Sample Technology Co. Ltd., Class H	7,000	3,802
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	15,500	19,740
*	NavInfo Co. Ltd., Class A	30,700	48,214
	NetDragon Websoft Holdings Ltd.	46,000	91,343
	New China Life Insurance Co. Ltd., Class H	159,600	462,845
*	New World Department Store China Ltd.	54,000	5,058
*	Newland Digital Technology Co. Ltd., Class A	8,500	21,775
	Nexteer Automotive Group Ltd.	158,000	117,075
	Nine Dragons Paper Holdings Ltd.	329,000	216,810
	Ningbo Huaxiang Electronic Co. Ltd., Class A	12,200	23,676
	Ningbo Joyson Electronic Corp., Class A	9,000	24,006
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	20,700	45,412
	Noah Holdings Ltd., Sponsored ADR	4,673	71,123
	North Huajin Chemical Industries Co. Ltd., Class A	26,900	24,523
	North Industries Group Red Arrow Co. Ltd., Class A	14,600	36,115
	Northeast Securities Co. Ltd., Class A	31,000	35,198
	NSFOCUS Technologies Group Co. Ltd., Class A	12,700	21,463
	Offshore Oil Engineering Co. Ltd., Class A	53,041	46,539
	Opple Lighting Co. Ltd., Class A	10,173	29,023
	ORG Technology Co. Ltd., Class A	45,300	29,933
*	Orient Group, Inc., Class A	37,500	12,912
	Orient Overseas International Ltd.	23,500	392,690
#Ω	Orient Securities Co. Ltd., Class H	116,000	72,655
*	Oriental Energy Co. Ltd., Class A	28,500	36,316
	Pacific Online Ltd.	84,000	7,173
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	10,200	28,598
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	31,400	18,073
	PAX Global Technology Ltd.	118,000	95,804
*	PCI Technology Group Co. Ltd., Class A	29,800	24,042
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	76,800	22,371

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	PhiChem Corp., Class A	7,800	$19,312
*	Phoenix Media Investment Holdings Ltd.	272,000	9,260
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	26,300	29,460
	Poly Property Group Co. Ltd.	355,560	85,341
*	Pou Sheng International Holdings Ltd.	480,000	44,682
	Prinx Chengshan Holding Ltd.	18,000	15,792
*	PW Medtech Group Ltd.	123,000	10,767
*	Q Technology Group Co. Ltd.	94,000	41,352
	Qifu Technology, Inc., ADR	12,922	257,923
	Qingdao East Steel Tower Stock Co. Ltd., Class A	20,700	22,611
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	4,500	9,709
	Qingdao Gon Technology Co. Ltd., Class A	3,900	13,560
	Qingdao Hanhe Cable Co. Ltd., Class A	49,700	28,059
*	Qingdao Rural Commercial Bank Corp., Class A	58,800	24,693
*	Qingdao Sentury Tire Co. Ltd., Class A	8,600	41,774
*	Qingling Motors Co. Ltd., Class H	156,000	16,002
	Qinhuangdao Port Co. Ltd., Class H	55,000	9,619
#*	Radiance Holdings Group Co. Ltd.	119,000	66,244
	Rainbow Digital Commercial Co. Ltd., Class A	8,000	7,491
Ω	Red Star Macalline Group Corp. Ltd., Class H	104,980	42,917
#*Ω	Redco Properties Group Ltd.	160,000	27,286
	Renhe Pharmacy Co. Ltd., Class A	38,400	35,704
	Rianlon Corp., Class A	3,400	19,028
*	Risen Energy Co. Ltd., Class A	13,000	42,025
*	RiseSun Real Estate Development Co. Ltd., Class A	58,200	24,765
	Riyue Heavy Industry Co. Ltd., Class A	7,500	19,092
*	Roshow Technology Co. Ltd., Class A	17,600	18,353
	Sailun Group Co. Ltd., Class A	33,000	51,997
	Sansteel Minguang Co. Ltd. Fujian, Class A	19,516	13,251
	Sansure Biotech, Inc., Class A	4,502	11,385
	Sealand Securities Co. Ltd., Class A	67,800	40,548
#*	Seazen Group Ltd.	356,190	80,212
	S-Enjoy Service Group Co. Ltd.	43,000	29,000
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	39,450	44,939
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	11,667
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	16,000	45,685
*	Shandong Chenming Paper Holdings Ltd., Class H	84,000	27,518
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	11,000	15,464
	Shandong Hi-Speed New Energy Group Ltd.	32,800	14,388
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	19,100	18,618
*	Shandong Humon Smelting Co. Ltd., Class A	15,300	25,189
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	7,000	20,262
	Shandong Linglong Tyre Co. Ltd., Class A	18,600	62,749
	Shandong Pharmaceutical Glass Co. Ltd., Class A	8,800	32,062
	Shandong Publishing & Media Co. Ltd., Class A	31,200	38,623
	Shandong Sun Paper Industry JSC Ltd., Class A	27,619	46,482
	Shandong Xiantan Co. Ltd., Class A	10,050	12,125
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	20,000	15,057
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	83,500	35,820
	Shanghai AJ Group Co. Ltd., Class A	15,600	12,735
	Shanghai Construction Group Co. Ltd., Class A	100,139	41,646
*	Shanghai Electric Group Co. Ltd., Class H	80,000	19,509
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	61,500	162,299
	Shanghai Industrial Holdings Ltd.	88,000	130,632
	Shanghai Industrial Urban Development Group Ltd.	515,200	29,810
	Shanghai Lingang Holdings Corp. Ltd., Class A	22,300	40,456
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	147,400	267,537
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	8,400	12,731
	Shanghai Tunnel Engineering Co. Ltd., Class A	49,700	43,981

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	14,700	$24,870
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,000	59,595
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	16,500	36,023
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	23,300	17,393
	Shanxi Blue Flame Holding Co. Ltd., Class A	13,300	14,857
	Shanxi Coking Co. Ltd., Class A	32,110	23,567
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	9,900	22,667
	Shanxi Securities Co. Ltd., Class A	49,010	44,682
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,400	50,229
*	Shanying International Holding Co. Ltd., Class A	57,700	19,140
	Shenghe Resources Holding Co. Ltd., Class A	20,600	36,457
*Ω	Shengjing Bank Co. Ltd., Class H	157,000	113,819
	Shenzhen Agricultural Products Group Co. Ltd., Class A	18,000	17,866
	Shenzhen Airport Co. Ltd., Class A	31,600	32,531
	Shenzhen Aisidi Co. Ltd., Class A	23,200	25,882
	Shenzhen Cereals Holdings Co. Ltd., Class A	16,000	18,260
	Shenzhen Gas Corp. Ltd., Class A	36,200	36,962
	Shenzhen Gongjin Electronics Co. Ltd., Class A	11,600	17,961
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	32,000	17,683
	Shenzhen Huaqiang Industry Co. Ltd., Class A	7,000	11,733
	Shenzhen International Holdings Ltd.	265,200	248,829
	Shenzhen Investment Ltd.	548,068	109,384
	Shenzhen Jinjia Group Co. Ltd., Class A	22,900	21,808
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,300	58,053
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	10,900	21,189
	Shenzhen Kinwong Electronic Co. Ltd., Class A	10,500	34,474
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,200	29,376
	Shenzhen Leaguer Co. Ltd., Class A	24,800	31,559
	Shenzhen MTC Co. Ltd., Class A	72,200	53,483
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	56,000	30,026
	Shenzhen Senior Technology Material Co. Ltd., Class A	8,900	21,185
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	5,800	9,723
	Shenzhen Sunway Communication Co. Ltd., Class A	12,400	32,657
	Shenzhen Tagen Group Co. Ltd., Class A	24,600	21,227
	Shenzhen Topband Co. Ltd., Class A	11,400	18,337
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	24,900	25,387
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	33,849	24,301
	Shenzhen Yinghe Technology Co. Ltd., Class A	7,100	24,807
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	14,300	16,736
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	7,800	28,110
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	35,700	28,854
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	4,400	15,377
*††	Shimao Group Holdings Ltd.	111,000	21,634
	Shoucheng Holdings Ltd.	412,000	97,393
	Shougang Fushan Resources Group Ltd.	332,790	95,971
*	Shouhang High-Tech Energy Co. Ltd., Class A	25,700	11,906
	Shui On Land Ltd.	643,500	71,996
	Sichuan Development Lomon Co. Ltd., Class A	31,600	38,013
	Sichuan Hebang Biotechnology Co. Ltd., Class A	91,160	33,327
*	Sichuan Hexie Shuangma Co. Ltd., Class A	4,900	12,951
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	7,293	28,206
*	Sichuan Lutianhua Co. Ltd., Class A	37,800	25,458
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,700	31,707
	Sihuan Pharmaceutical Holdings Group Ltd.	856,000	83,812
	SIIC Environment Holdings Ltd.	193,000	30,524
*	Silver Grant International Holdings Group Ltd.	324,000	10,891
	Sinochem International Corp., Class A	13,700	11,035
	Sinofert Holdings Ltd.	464,000	62,658
*	Sinolink Worldwide Holdings Ltd.	583,200	10,878

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinoma International Engineering Co., Class A	21,100	$39,863
#*	Sino-Ocean Group Holding Ltd.	507,000	30,795
	Sinopec Engineering Group Co. Ltd., Class H	209,000	94,322
	Sinopec Kantons Holdings Ltd.	230,000	88,576
	Sinopharm Group Co. Ltd., Class H	263,200	828,867
	Sino-Platinum Metals Co. Ltd., Class A	10,660	23,030
	Sinosteel Engineering & Technology Co. Ltd., Class A	12,000	16,713
	Sinotrans Ltd., Class H	393,000	158,121
	Sinotruk Hong Kong Ltd.	148,000	310,968
	Sinotruk Jinan Truck Co. Ltd., Class A	15,860	39,681
	Skyworth Digital Co. Ltd., Class A	15,900	34,460
	Skyworth Group Ltd.	234,434	107,135
	Sobute New Materials Co. Ltd., Class A	3,300	6,644
*	SOHO China Ltd.	381,500	62,896
	Southwest Securities Co. Ltd., Class A	77,300	51,350
	SPIC Industry-Finance Holdings Co. Ltd., Class A	19,500	12,454
*	STO Express Co. Ltd., Class A	22,300	36,415
	Sumavision Technologies Co. Ltd., Class A	19,300	16,024
	Sun Art Retail Group Ltd.	503,000	154,242
#*	Sun King Technology Group Ltd.	290,000	70,350
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,500	29,897
	Suning Universal Co. Ltd., Class A	39,700	17,505
*††Ω	Sunshine 100 China Holdings Ltd.	74,000	655
*	Sunward Intelligent Equipment Co. Ltd., Class A	14,400	13,436
	Sunwoda Electronic Co. Ltd., Class A	20,400	47,014
	Suzhou Anjie Technology Co. Ltd., Class A	13,800	26,249
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	6,500	20,441
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	24,461	16,923
#	SY Holdings Group Ltd.	77,500	52,150
	Symphony Holdings Ltd.	240,000	27,708
*	Tangrenshen Group Co. Ltd., Class A	14,600	14,998
	Tangshan Jidong Cement Co. Ltd., Class A	27,600	31,580
	TangShan Port Group Co. Ltd., Class A	72,600	37,795
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	23,900	20,411
	TCL Electronics Holdings Ltd.	176,000	89,875
*	Tencent Music Entertainment Group, ADR	87,413	611,017
	Tian An China Investment Co. Ltd.	123,000	64,576
	Tian Di Science & Technology Co. Ltd., Class A	49,300	39,436
*††	Tian Shan Development Holding Ltd.	52,000	2,467
	Tiande Chemical Holdings Ltd.	156,000	30,493
	Tiangong International Co. Ltd.	258,000	84,872
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	62,000	21,993
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	33,500	24,937
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	5,100	27,987
	Tianjin Port Development Holdings Ltd.	526,000	39,203
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	4,600	12,051
	Tianjin Teda Co. Ltd., Class A	47,200	30,196
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,400	11,735
*	Tianma Microelectronics Co. Ltd., Class A	30,100	39,491
#	Tianneng Power International Ltd.	122,000	136,696
	Tianshan Aluminum Group Co. Ltd., Class A	48,400	47,612
	Tianshui Huatian Technology Co. Ltd., Class A	52,200	70,128
*	Tibet Water Resources Ltd.	477,000	27,049
	TK Group Holdings Ltd.	26,000	4,868
	Tofflon Science & Technology Group Co. Ltd., Class A	6,300	19,225
	Tomson Group Ltd.	84,250	18,515
	Tong Ren Tang Technologies Co. Ltd., Class H	112,000	101,096
*	Tongdao Liepin Group	34,800	42,218
	TongFu Microelectronics Co. Ltd., Class A	21,900	66,678

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tongguan Gold Group Ltd.	112,000	$10,914
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	16,148
	Tongling Nonferrous Metals Group Co. Ltd., Class A	52,400	23,872
	Tongyu Heavy Industry Co. Ltd., Class A	60,200	23,510
*	Topsec Technologies Group, Inc., Class A	14,700	19,836
	Transfar Zhilian Co. Ltd., Class A	38,900	30,660
	TravelSky Technology Ltd., Class H	43,000	82,578
*	Trigiant Group Ltd.	210,000	14,017
	Truking Technology Ltd., Class A	11,700	23,066
	Truly International Holdings Ltd.	366,000	45,731
	Unilumin Group Co. Ltd., Class A	12,900	14,265
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	14,300	28,952
	Valiant Co. Ltd., Class A	13,000	33,382
*Ω	Venus MedTech Hangzhou, Inc., Class H	29,500	27,617
	Victory Giant Technology Huizhou Co. Ltd., Class A	11,700	36,979
	Vinda International Holdings Ltd.	31,000	62,636
*	Vipshop Holdings Ltd., ADR	51,685	973,229
	Visual China Group Co. Ltd., Class A	11,400	27,808
*Ω	Viva Biotech Holdings	155,000	34,304
*	Vnet Group, Inc., ADR	17,862	53,050
	Wangneng Environment Co. Ltd., Class A	10,100	23,002
	Wangsu Science & Technology Co. Ltd., Class A	28,600	27,231
	Wanguo International Mining Group Ltd.	78,000	27,884
	Wanxiang Qianchao Co. Ltd., Class A	81,300	63,523
	Wasion Holdings Ltd.	124,000	48,334
	Wasu Media Holding Co. Ltd., Class A	14,000	17,423
	Weibo Corp., Sponsored ADR	8,697	136,978
#	Weibo Corp., Class A	1,780	27,908
	Weichai Power Co. Ltd., Class H	239,000	354,066
	Weifu High-Technology Group Co. Ltd., Class A	12,200	30,543
*	Weiqiao Textile Co., Class H	68,500	12,055
	Wellhope Foods Co. Ltd., Class A	18,200	24,670
	West China Cement Ltd.	394,000	40,501
	Western Securities Co. Ltd., Class A	82,226	82,805
	Wharf Holdings Ltd.	168,000	394,175
	Winner Medical Co. Ltd., Class A	4,200	25,563
	Wolong Electric Group Co. Ltd., Class A	12,900	23,404
	Wuchan Zhongda Group Co. Ltd., Class A	81,140	58,299
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	13,200	17,956
	Wuhu Token Science Co. Ltd., Class A	41,900	36,158
	Wuling Motors Holdings Ltd.	110,000	10,620
	Wushang Group Co. Ltd., Class A	19,800	28,460
*	Wuxi Boton Technology Co. Ltd., Class A	4,200	12,249
*	Wuxi Taiji Industry Co. Ltd., Class A	24,500	24,716
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	27,000	15,851
	Xiamen Bank Co. Ltd., Class A	24,700	19,618
	Xiamen C & D, Inc., Class A	46,308	72,780
	Xiamen ITG Group Corp. Ltd., Class A	23,400	25,991
	Xiamen Xiangyu Co. Ltd., Class A	24,200	28,197
	Xiangcai Co. Ltd., Class A	17,700	21,550
	Xianhe Co. Ltd., Class A	3,200	10,151
*	Xinfengming Group Co. Ltd., Class A	14,000	24,025
	Xingda International Holdings Ltd.	191,510	35,694
	Xingfa Aluminium Holdings Ltd.	20,000	17,191
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	62,000	46,997
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	152,000	22,513
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	34,300	35,541
#*	Xinte Energy Co. Ltd., Class H	64,000	126,872
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,883	47,005

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xinyi Energy Holdings Ltd.	335,867	$103,480
	Xinyu Iron & Steel Co. Ltd., Class A	40,200	24,893
	Xuji Electric Co. Ltd., Class A	11,800	37,521
*	Xunlei Ltd., ADR	18,989	38,927
	Yanchang Petroleum International Ltd.	79,000	4,993
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	20,000	30,741
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	7,800	35,619
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	19,500	40,651
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	12,300	48,256
	Yeebo International Holdings Ltd.	46,000	17,229
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	59,000	56,980
*	Yifan Pharmaceutical Co. Ltd., Class A	20,200	39,382
	Yintai Gold Co. Ltd., Class A	27,000	49,442
	Yip's Chemical Holdings Ltd.	28,000	7,047
*	Yiren Digital Ltd., Sponsored ADR	15,061	40,363
#Ω	Yixin Group Ltd.	320,500	36,399
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,500	23,336
	Yonfer Agricultural Technology Co. Ltd., Class A	22,900	37,207
	YongXing Special Materials Technology Co. Ltd., Class A	4,100	31,109
	Youngor Group Co. Ltd., Class A	54,700	54,678
*	Youzu Interactive Co. Ltd., Class A	12,600	23,604
	Yuexiu Property Co. Ltd.	243,600	321,474
	Yuexiu Real Estate Investment Trust	15,103	3,112
	Yunda Holding Co. Ltd., Class A	27,100	39,442
	Yunnan Copper Co. Ltd., Class A	22,400	38,000
	Yunnan Tin Co. Ltd., Class A	17,600	41,041
	ZBOM Home Collection Co. Ltd., Class A	7,700	28,310
	Zhaojin Mining Industry Co. Ltd., Class H	30,500	43,999
	Zhefu Holding Group Co. Ltd., Class A	85,000	51,167
*	Zhejiang Century Huatong Group Co. Ltd., Class A	45,600	33,746
	Zhejiang China Commodities City Group Co. Ltd., Class A	25,800	30,740
	Zhejiang Communications Technology Co. Ltd., Class A	16,520	10,342
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,400	28,017
	Zhejiang Hailiang Co. Ltd., Class A	21,600	37,406
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	17,500	19,375
	Zhejiang Huace Film & Television Co. Ltd., Class A	54,800	52,527
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	14,600	19,802
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	5,000	13,582
*	Zhejiang Jingu Co. Ltd., Class A	16,100	17,052
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	23,280	38,119
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	10,492	26,049
	Zhejiang Juhua Co. Ltd., Class A	7,800	16,298
	Zhejiang Medicine Co. Ltd., Class A	8,405	13,268
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	25,480	15,160
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	1,437	8,066
	Zhejiang Runtu Co. Ltd., Class A	10,300	10,213
	Zhejiang Semir Garment Co. Ltd., Class A	33,700	30,612
	Zhejiang Southeast Space Frame Co. Ltd., Class A	35,400	35,147
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	4,900	16,313
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	21,700	19,815
	Zhejiang Wanma Co. Ltd., Class A	25,300	39,171
*	Zhejiang Windey Co. Ltd., Class A	10,400	19,431
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	13,900	24,426
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	17,300	28,459
	Zhejiang Yinlun Machinery Co. Ltd., Class A	13,300	32,039
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	34,200	31,251
	Zhihu, Inc.	1,400	3,568
*	Zhong An Group Ltd.	490,000	10,174
	Zhongji Innolight Co. Ltd., Class A	3,900	69,961

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	33,000	$26,347
	Zhongsheng Group Holdings Ltd.	104,500	367,156
*	Zhongtian Financial Group Co. Ltd., Class A	95,600	5,351
*Ω	Zhongyuan Bank Co. Ltd., Class H	501,000	24,707
*Ω	Zhou Hei Ya International Holdings Co. Ltd.	194,000	81,763
*	Zhuguang Holdings Group Co. Ltd.	252,000	22,350
*	Zhuhai Hangyu Micro Technology Co. Ltd., Class A	19,100	32,111
	Zhuhai Huafa Properties Co. Ltd., Class A	22,848	35,240
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	77,300	308,163
	Zhuzhou Kibing Group Co. Ltd., Class A	31,600	40,546
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	250,200	136,981
TOTAL CHINA			52,880,812
COLOMBIA — (0.1%)
	Cementos Argos SA	3,816	3,445
	Corp. Financiera Colombiana SA	2,608	10,216
	Grupo Argos SA	29,543	72,897
	Mineros SA	58,523	28,508
TOTAL COLOMBIA			115,066
GREECE — (0.6%)
*	Alpha Services & Holdings SA	205,178	369,507
	Autohellas Tourist & Trading SA	1,238	18,587
	Bank of Greece	2,693	50,645
	ElvalHalcor SA	8,527	21,168
	Fourlis Holdings SA	7,278	39,187
	GEK Terna Holding Real Estate Construction SA	3,525	55,572
	Helleniq Energy Holdings SA	8,289	73,655
	Intracom Holdings SA	5,005	11,500
	JUMBO SA	4,180	124,728
*	LAMDA Development SA	9,148	71,570
	Motor Oil Hellas Corinth Refineries SA	8,499	214,790
*	Piraeus Financial Holdings SA	61,528	233,049
	Piraeus Port Authority SA	1,053	26,604
	Plastika Kritis SA	839	16,401
	Sarantis SA	2,981	24,945
	Thrace Plastics Holding & Co.	2,454	14,090
	Titan Cement International SA	5,440	114,396
TOTAL GREECE			1,480,394
HONG KONG — (0.0%)
*	Sinic Holdings Group Co. Ltd.	28,000	0
INDIA — (18.7%)
	360 ONE WAM Ltd.	19,720	125,017
*	3i Infotech Ltd.	18,405	7,847
	Aarti Drugs Ltd.	8,035	58,139
	Aarti Industries Ltd.	15,397	87,696
*	Aarti Pharmalabs Ltd.	3,849	16,383
*	Aavas Financiers Ltd.	3,240	61,234
*	ACC Ltd.	11,413	280,312
	Action Construction Equipment Ltd.	8,035	70,854
*	Adani Transmission Ltd.	1,655	16,500
	ADF Foods Ltd.	2,302	30,780
*	Aditya Birla Capital Ltd.	73,935	175,853
	Advanced Enzyme Technologies Ltd.	4,364	17,472
	Aegis Logistics Ltd.	20,735	96,896
	AGI Greenpac Ltd.	3,184	24,234

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Agro Tech Foods Ltd.	1,967	$20,616
	Ahluwalia Contracts India Ltd.	2,928	25,741
	AIA Engineering Ltd.	5,612	237,765
	Ajanta Pharma Ltd.	5,412	111,946
	Alembic Ltd.	6,876	6,944
	Alembic Pharmaceuticals Ltd.	8,442	79,475
	Alkem Laboratories Ltd.	3,546	171,832
	Allcargo Logistics Ltd.	7,469	28,449
	Allcargo Terminals Ltd.	7,469	5,574
	Amara Raja Batteries Ltd.	13,772	106,157
*	Amber Enterprises India Ltd.	1,207	35,560
	Anant Raj Ltd.	16,935	41,666
	Andhra Sugars Ltd.	8,815	11,737
	Apar Industries Ltd.	3,450	157,581
	APL Apollo Tubes Ltd.	2,617	50,324
	Apollo Pipes Ltd.	1,969	17,278
	Apollo Tyres Ltd.	58,316	307,154
*	Arvind Fashions Ltd.	2,551	10,106
*	Arvind Ltd.	22,037	36,869
	Asahi India Glass Ltd.	4,547	31,923
	Ashiana Housing Ltd.	6,134	15,390
	Ashok Leyland Ltd.	153,980	344,592
*	Ashoka Buildcon Ltd.	22,830	27,767
*Ω	Aster DM Healthcare Ltd.	20,067	76,174
	Astra Microwave Products Ltd.	12,431	56,563
	Atul Ltd.	1,239	102,444
Ω	AU Small Finance Bank Ltd.	22,943	204,609
	Aurobindo Pharma Ltd.	41,324	413,988
	Automotive Axles Ltd.	879	22,958
	Avanti Feeds Ltd.	6,008	29,765
	Bajaj Consumer Care Ltd.	16,837	44,510
*	Bajaj Hindusthan Sugar Ltd.	120,090	23,777
	Bajaj Holdings & Investment Ltd.	4,186	382,063
	Balkrishna Industries Ltd.	11,063	342,003
	Balmer Lawrie & Co. Ltd.	10,274	19,070
	Balrampur Chini Mills Ltd.	24,145	118,742
*Ω	Bandhan Bank Ltd.	82,529	225,072
	Bank of Baroda	168,571	415,250
	Bank of India	87,859	91,471
	Bank of Maharashtra	86,887	35,563
	Bannari Amman Sugars Ltd.	715	24,615
	BASF India Ltd.	1,446	48,252
*	BEML Land Assets Ltd.	2,896	5,574
	BEML Ltd.	2,896	70,642
	Bhansali Engineering Polymers Ltd.	32,989	34,752
	Bharat Bijlee Ltd.	517	23,823
	Bharat Dynamics Ltd.	3,645	54,541
	Bharat Electronics Ltd.	428,979	682,566
	Bharat Forge Ltd.	37,274	421,807
	Bharat Heavy Electricals Ltd.	142,805	182,096
	Bharat Rasayan Ltd.	47	5,147
	Biocon Ltd.	50,204	157,101
	Birla Corp. Ltd.	5,943	88,984
	Birlasoft Ltd.	27,719	143,912
	Bombay Burmah Trading Co.	3,632	50,314
	Bosch Ltd.	925	213,307
	Brigade Enterprises Ltd.	17,911	129,038
	Brightcom Group Ltd.	73,358	22,400
	BSE Ltd.	10,806	106,889

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Camlin Fine Sciences Ltd.	4,534	$8,644
	Can Fin Homes Ltd.	9,536	87,124
	Canara Bank	71,759	300,870
*	Capacit'e Infraprojects Ltd.	12,960	34,721
	Caplin Point Laboratories Ltd.	4,054	44,915
	Carborundum Universal Ltd.	4,677	68,778
	Care Ratings Ltd.	2,317	20,495
*	Cartrade Tech Ltd.	2,827	17,267
	CCL Products India Ltd.	7,811	58,333
	Ceat Ltd.	5,123	154,555
*	Central Bank of India Ltd.	83,987	30,992
	Century Enka Ltd.	2,942	15,382
	Century Plyboards India Ltd.	2,114	16,963
	Century Textiles & Industries Ltd.	8,265	108,673
	Cera Sanitaryware Ltd.	209	19,305
	Chambal Fertilisers & Chemicals Ltd.	30,634	103,329
	Cholamandalam Financial Holdings Ltd.	15,121	179,140
	Cholamandalam Investment & Finance Co. Ltd.	54,401	750,498
	CIE Automotive India Ltd.	20,010	123,714
	Cigniti Technologies Ltd.	1,547	14,720
	Cipla Ltd.	57,388	822,873
	City Union Bank Ltd.	72,177	117,283
Ω	Cochin Shipyard Ltd.	9,606	78,249
	Container Corp. of India Ltd.	40,331	340,792
	Coromandel International Ltd.	17,834	223,891
*	Cosmo First Ltd.	2,466	18,614
*	CreditAccess Grameen Ltd.	7,682	136,466
*	CSB Bank Ltd.	13,783	50,003
	Cummins India Ltd.	5,558	133,009
	Cyient Ltd.	10,301	184,285
*	D B Realty Ltd.	14,432	15,091
	Dalmia Bharat Ltd.	13,110	311,603
	Dalmia Bharat Sugar & Industries Ltd.	1,619	7,465
	DCB Bank Ltd.	57,328	85,677
	DCM Shriram Ltd.	5,586	57,051
	DCW Ltd.	20,413	11,128
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,075	53,629
	Delta Corp. Ltd.	17,415	42,389
	Dhampur Bio Organics Ltd.	5,029	10,247
	Dhampur Sugar Mills Ltd.	5,029	16,881
*	Dhani Services Ltd.	24,787	11,339
	Dhanuka Agritech Ltd.	1,649	15,149
Ω	Dilip Buildcon Ltd.	2,926	9,510
*	Dish TV India Ltd.	232,134	50,049
*	Dishman Carbogen Amcis Ltd.	4,884	9,449
	Dr Reddy's Laboratories Ltd., ADR	12,466	856,165
	Dr Reddy's Laboratories Ltd.	2,532	174,060
	Dwarikesh Sugar Industries Ltd.	25,698	28,714
	Dynamatic Technologies Ltd.	483	23,272
	eClerx Services Ltd.	3,173	66,697
	Edelweiss Financial Services Ltd.	91,879	53,306
	EID Parry India Ltd.	13,557	81,648
*	EIH Ltd.	31,373	81,080
	Electrosteel Castings Ltd.	67,971	48,580
Ω	Endurance Technologies Ltd.	4,098	83,922
	Engineers India Ltd.	54,368	104,465
	EPL Ltd.	16,493	45,537
*Ω	Equitas Small Finance Bank Ltd.	64,024	74,070
Ω	Eris Lifesciences Ltd.	5,181	50,098

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Escorts Kubota Ltd.	7,272	$225,268
*	Exide Industries Ltd.	61,622	188,480
*	FDC Ltd.	8,694	36,413
	Federal Bank Ltd.	279,886	463,154
	FIEM Industries Ltd.	1,275	29,855
	Finolex Cables Ltd.	10,965	141,266
	Finolex Industries Ltd.	45,245	110,109
	Firstsource Solutions Ltd.	40,640	71,694
	Force Motors Ltd.	534	16,581
*	Fortis Healthcare Ltd.	67,232	286,441
	Gabriel India Ltd.	14,644	40,131
	GAIL India Ltd.	419,667	610,692
	Galaxy Surfactants Ltd.	901	29,921
*	Ganesh Housing Corp. Ltd.	2,074	11,308
	Garden Reach Shipbuilders & Engineers Ltd.	1,665	12,590
	Gateway Distriparks Ltd.	29,308	28,078
*	Gati Ltd.	4,650	8,115
Ω	General Insurance Corp. of India	24,414	61,230
	Genus Power Infrastructures Ltd.	30,175	66,997
	GHCL Ltd.	12,047	78,208
	GHCL Textiles Ltd.	12,047	11,044
	GIC Housing Finance Ltd.	4,685	11,430
	Glenmark Pharmaceuticals Ltd.	25,269	243,521
	Godawari Power & Ispat Ltd.	4,780	33,062
	Godfrey Phillips India Ltd.	2,269	59,116
Ω	Godrej Agrovet Ltd.	5,663	33,439
*	Godrej Industries Ltd.	12,487	72,470
	Goodyear India Ltd.	858	14,735
	Granules India Ltd.	23,190	91,190
	Graphite India Ltd.	13,925	73,476
	Great Eastern Shipping Co. Ltd.	17,366	166,893
	Greaves Cotton Ltd.	10,604	17,562
	Greenpanel Industries Ltd.	5,047	20,777
	Greenply Industries Ltd.	3,563	7,333
	Gujarat Alkalies & Chemicals Ltd.	4,036	32,380
	Gujarat Ambuja Exports Ltd.	11,275	35,895
	Gujarat Fluorochemicals Ltd.	2,313	76,656
	Gujarat Mineral Development Corp. Ltd.	17,056	37,666
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,135	87,662
	Gujarat Pipavav Port Ltd.	41,924	63,821
	Gujarat State Fertilizers & Chemicals Ltd.	27,487	55,115
	Gujarat State Petronet Ltd.	48,339	170,341
	Gulf Oil Lubricants India Ltd.	1,818	11,647
*	Hathway Cable & Datacom Ltd.	33,898	6,573
	HBL Power Systems Ltd.	13,146	30,813
*	HealthCare Global Enterprises Ltd.	7,253	28,857
	HEG Ltd.	2,638	57,921
	HeidelbergCement India Ltd.	9,938	21,855
	Heritage Foods Ltd.	14,892	44,717
	Hero MotoCorp Ltd.	16,291	636,399
	HFCL Ltd.	136,955	106,240
	HG Infra Engineering Ltd.	2,995	34,557
	Hikal Ltd.	4,944	17,043
	HIL Ltd.	799	29,887
	Himadri Speciality Chemical Ltd.	40,762	69,707
	Hinduja Global Solutions Ltd.	1,427	18,281
	Hindustan Aeronautics Ltd.	5,635	271,741
	Hindustan Copper Ltd.	7,628	13,152
	Honda India Power Products Ltd.	495	13,245

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Huhtamaki India Ltd.	3,724	$11,869
	I G Petrochemicals Ltd.	3,372	17,797
	ICRA Ltd.	640	43,649
*	IDFC First Bank Ltd.	515,636	547,839
	IDFC Ltd.	201,826	291,030
*	IFB Industries Ltd.	799	8,082
	IIFL Finance Ltd.	23,238	167,093
	India Cements Ltd.	29,087	77,810
	India Glycols Ltd.	2,660	19,946
*	Indiabulls Housing Finance Ltd.	52,146	90,846
*	Indiabulls Real Estate Ltd.	46,996	39,522
	Indian Bank	44,284	188,016
	Indian Hotels Co. Ltd.	19,974	95,893
*	Indian Overseas Bank	370,095	118,471
	Indian Railway Catering & Tourism Corp. Ltd.	6,001	46,733
Ω	Indian Railway Finance Corp. Ltd.	266,415	124,439
	Indo Count Industries Ltd.	9,730	25,878
	Indoco Remedies Ltd.	2,313	8,920
*	Indus Towers Ltd.	101,383	212,321
*	Infibeam Avenues Ltd.	109,480	20,321
	Info Edge India Ltd.	8,600	479,151
*	Inox Wind Ltd.	5,553	14,282
	Insecticides India Ltd.	1,868	9,741
	Intellect Design Arena Ltd.	7,781	63,102
	IOL Chemicals & Pharmaceuticals Ltd.	4,566	21,820
	Ipca Laboratories Ltd.	18,528	197,237
Ω	IRCON International Ltd.	15,857	18,723
	ISGEC Heavy Engineering Ltd.	2,819	25,218
	ITD Cementation India Ltd.	21,907	49,453
*	ITI Ltd.	7,263	9,923
	J Kumar Infraprojects Ltd.	8,134	35,811
	Jagran Prakashan Ltd.	20,306	25,376
	Jai Corp. Ltd.	16,491	36,176
*	Jammu & Kashmir Bank Ltd.	45,969	37,678
	Jamna Auto Industries Ltd.	19,947	27,196
	JB Chemicals & Pharmaceuticals Ltd.	1,099	33,598
	Jindal Poly Films Ltd.	3,096	23,817
	Jindal Saw Ltd.	36,624	146,123
	Jindal Stainless Ltd.	54,083	264,757
	Jindal Steel & Power Ltd.	67,480	549,496
	JK Cement Ltd.	5,213	208,480
	JK Lakshmi Cement Ltd.	9,249	68,467
	JK Paper Ltd.	13,452	54,155
	JK Tyre & Industries Ltd.	16,774	54,237
	JM Financial Ltd.	85,680	81,309
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	848	9,868
	JSW Energy Ltd.	106,314	372,724
	JTEKT India Ltd.	11,048	20,959
	Jubilant Ingrevia Ltd.	16,322	82,640
	Jubilant Pharmova Ltd.	12,752	58,665
*	Just Dial Ltd.	2,955	27,753
	Jyothy Labs Ltd.	29,185	110,063
	Kalpataru Projects International Ltd.	11,248	85,910
	Kalyani Steels Ltd.	5,570	28,812
	Kansai Nerolac Paints Ltd.	13,016	53,039
	Karnataka Bank Ltd.	66,443	167,947
	Karur Vysya Bank Ltd.	70,147	106,656
	Kaveri Seed Co. Ltd.	2,664	18,889
	KCP Ltd.	12,677	17,774

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	KEC International Ltd.	15,776	$121,891
	KEI Industries Ltd.	6,721	198,842
	Kennametal India Ltd.	656	22,362
*	Kesoram Industries Ltd.	43,543	38,171
	Kewal Kiran Clothing Ltd.	1,817	14,714
	Kirloskar Brothers Ltd.	5,543	51,721
	Kirloskar Ferrous Industries Ltd.	6,216	39,381
	Kirloskar Oil Engines Ltd.	9,660	53,024
	KNR Constructions Ltd.	15,834	47,718
	Kolte-Patil Developers Ltd.	6,966	36,630
	Kovai Medical Center & Hospital	977	32,001
	KPIT Technologies Ltd.	15,845	209,392
	KPR Mill Ltd.	9,278	72,185
	KRBL Ltd.	9,700	46,062
	Krsnaa Diagnostics Ltd.	1,854	11,776
	KSB Ltd.	2,564	70,264
	L&T Finance Holdings Ltd.	87,018	139,935
	LA Opala RG Ltd.	3,233	18,533
	Lakshmi Machine Works Ltd.	280	48,069
Ω	Laurus Labs Ltd.	18,505	79,213
	LG Balakrishnan & Bros Ltd.	4,876	62,859
	LIC Housing Finance Ltd.	59,275	301,072
*	Linde India Ltd.	771	46,933
	LT Foods Ltd.	25,353	55,371
	Lumax Auto Technologies Ltd.	4,144	18,832
	Lupin Ltd.	26,855	321,420
*	LUX Industries Ltd.	482	9,368
	Maharashtra Scooters Ltd.	720	49,035
	Maharashtra Seamless Ltd.	9,160	59,839
	Mahindra & Mahindra Financial Services Ltd.	102,171	370,903
	Mahindra Lifespace Developers Ltd.	12,243	76,914
	Maithan Alloys Ltd.	646	9,242
	Man Infraconstruction Ltd.	20,147	31,686
	Manappuram Finance Ltd.	80,639	136,682
	Marksans Pharma Ltd.	51,545	74,576
Ω	MAS Financial Services Ltd.	2,939	28,151
	Mastek Ltd.	2,018	49,570
	Mayur Uniquoters Ltd.	2,174	13,748
	Mazagon Dock Shipbuilders Ltd.	3,955	90,904
	Meghmani Finechem Ltd.	2,451	28,353
	Meghmani Organics Ltd.	26,079	25,915
	Minda Corp. Ltd.	8,248	30,986
Ω	Mishra Dhatu Nigam Ltd.	11,441	47,135
	MM Forgings Ltd.	1,219	15,884
	MOIL Ltd.	10,893	24,659
	Monte Carlo Fashions Ltd.	1,697	17,879
*	Morepen Laboratories Ltd.	27,770	10,475
	Motherson Sumi Wiring India Ltd.	169,443	123,274
	Motilal Oswal Financial Services Ltd.	5,968	60,929
	Mphasis Ltd.	9,133	254,441
	MRF Ltd.	327	408,245
	Mrs Bectors Food Specialities Ltd.	2,548	28,482
	Multi Commodity Exchange of India Ltd.	3,204	64,916
	Muthoot Finance Ltd.	17,422	287,889
	Natco Pharma Ltd.	11,479	116,482
	National Aluminium Co. Ltd.	131,702	153,173
	Nava Ltd.	19,142	86,652
	Navneet Education Ltd.	13,812	24,110
	NBCC India Ltd.	92,842	52,555

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NCC Ltd.	75,278	$146,670
	NESCO Ltd.	3,096	26,432
	Neuland Laboratories Ltd.	1,011	42,720
	NIIT Learning Systems Ltd.	11,898	45,314
*	NIIT Ltd.	11,898	11,880
	Nilkamal Ltd.	1,015	33,900
Ω	Nippon Life India Asset Management Ltd.	18,020	68,902
	NMDC Ltd.	99,766	142,414
*††	NMDC Steel Ltd.	99,766	58,480
	NOCIL Ltd.	20,106	54,340
	NRB Bearings Ltd.	5,264	16,067
	Nuvama Wealth Management Ltd.	1,020	30,346
	Oberoi Realty Ltd.	18,904	257,294
	Oracle Financial Services Software Ltd.	3,395	160,665
	Orient Cement Ltd.	21,919	39,197
	Oriental Carbon & Chemicals Ltd.	1,456	14,097
	Paisalo Digital Ltd.	37,330	27,164
	Panama Petrochem Ltd.	4,921	17,194
*	Patel Engineering Ltd.	53,331	28,490
*	PC Jeweller Ltd.	55,461	19,778
	PCBL Ltd.	24,419	46,876
	Persistent Systems Ltd.	508	29,356
	Petronet LNG Ltd.	133,201	377,978
	Phoenix Mills Ltd.	13,231	278,441
	Piramal Enterprises Ltd.	18,050	222,723
*	Piramal Pharma Ltd.	17,615	22,344
*Ω	PNB Housing Finance Ltd.	14,588	113,282
	PNC Infratech Ltd.	9,087	38,244
	Polyplex Corp. Ltd.	2,859	42,590
	Poonawalla Fincorp Ltd.	13,307	63,755
	Power Finance Corp. Ltd.	177,077	562,728
	Power Mech Projects Ltd.	608	34,369
	Praj Industries Ltd.	6,095	31,747
*	Prakash Industries Ltd.	12,834	14,371
Ω	Prataap Snacks Ltd.	1,973	20,140
	Prestige Estates Projects Ltd.	21,865	156,219
*	Pricol Ltd.	18,565	62,398
	Prince Pipes & Fittings Ltd.	1,426	11,415
*	Prism Johnson Ltd.	45,272	68,693
	Privi Speciality Chemicals Ltd.	741	9,891
	PTC India Ltd.	49,707	71,333
	Punjab National Bank	305,158	229,679
Ω	Quess Corp. Ltd.	11,307	58,816
	Radico Khaitan Ltd.	2,124	37,348
	Rain Industries Ltd.	35,316	73,269
	Rajesh Exports Ltd.	12,110	76,798
	Rallis India Ltd.	10,770	28,635
	Ramco Cements Ltd.	16,711	179,790
	Ramco Industries Ltd.	6,510	14,659
	Ramkrishna Forgings Ltd.	10,185	69,811
	Rane Holdings Ltd.	1,439	17,521
	Rashtriya Chemicals & Fertilizers Ltd.	22,775	31,864
	Ratnamani Metals & Tubes Ltd.	4,182	135,392
	Raymond Ltd.	6,223	145,449
*Ω	RBL Bank Ltd.	76,650	212,514
	REC Ltd.	223,482	551,985
	Redington Ltd.	94,584	208,217
	Redtape Ltd.	3,030	8,099
*	Reliance Power Ltd.	456,424	91,182

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Repco Home Finance Ltd.	8,101	$32,390
	Responsive Industries Ltd.	4,608	11,193
	Rhi Magnesita India Ltd.	3,748	29,533
	RITES Ltd.	7,490	42,224
	Rossari Biotech Ltd.	1,951	19,940
	RSWM Ltd.	4,312	10,489
	Rupa & Co. Ltd.	2,488	9,054
	Sagar Cements Ltd.	4,388	11,288
	Samvardhana Motherson International Ltd.	252,967	302,614
	Sanghvi Movers Ltd.	2,032	15,590
*	Sarda Energy & Minerals Ltd.	1,477	36,162
	Sasken Technologies Ltd.	747	8,379
	Savita Oil Technologies Ltd.	2,310	8,763
	Schaeffler India Ltd.	1,991	75,748
*	Sequent Scientific Ltd.	20,460	23,626
	Seshasayee Paper & Boards Ltd.	5,576	18,748
Ω	SH Kelkar & Co. Ltd.	5,846	8,431
	Sharda Cropchem Ltd.	3,090	16,510
	Shilpa Medicare Ltd.	6,393	27,552
	Shipping Corp. of India Ltd.	50,958	40,613
	Shree Cement Ltd.	56	16,441
	Shriram Finance Ltd.	42,671	982,619
*	SIS Ltd.	2,778	14,902
	Siyaram Silk Mills Ltd.	3,502	23,547
	Sobha Ltd.	8,336	62,932
	Solar Industries India Ltd.	756	34,881
*	Solara Active Pharma Sciences Ltd.	2,319	11,289
	Somany Ceramics Ltd.	2,104	19,070
*	South Indian Bank Ltd.	422,529	100,637
*	Spandana Sphoorty Financial Ltd.	3,573	35,718
	SRF Ltd.	58	1,531
*	Star Cement Ltd.	15,455	27,364
	Steel Authority of India Ltd.	186,150	214,292
	Sterlite Technologies Ltd.	22,270	40,918
*	Strides Pharma Science Ltd.	13,715	78,650
	Subros Ltd.	4,472	23,080
	Sudarshan Chemical Industries Ltd.	2,581	15,541
	Sun TV Network Ltd.	15,404	101,580
	Sundaram Finance Ltd.	9,828	316,614
	Sundaram-Clayton Ltd.	898	55,512
	Sunteck Realty Ltd.	7,768	34,292
	Suprajit Engineering Ltd.	9,703	49,390
	Supreme Petrochem Ltd.	5,220	28,459
	Surya Roshni Ltd.	3,681	36,492
	Tamil Nadu Newsprint & Papers Ltd.	11,562	29,732
	Tata Chemicals Ltd.	25,676	331,438
	Tata Coffee Ltd.	15,113	45,937
	Tata Consumer Products Ltd.	79,524	831,012
*	Tata Motors Ltd.	8,782	68,907
	Tata Steel Ltd.	29,727	44,490
*Ω	TCNS Clothing Co. Ltd.	1,674	8,918
	TD Power Systems Ltd.	6,975	22,113
*	TeamLease Services Ltd.	717	20,515
	Techno Electric & Engineering Co. Ltd.	10,979	65,473
	Texmaco Rail & Engineering Ltd.	50,683	65,684
	Thermax Ltd.	1,733	54,543
	Thirumalai Chemicals Ltd.	15,759	38,878
*	Thomas Cook India Ltd.	26,493	27,076
	Tide Water Oil Co. India Ltd.	415	5,674

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Time Technoplast Ltd.	25,514	$42,626
	Tinplate Co. of India Ltd.	7,848	35,691
*	Titagarh Rail System Ltd.	11,859	94,444
	TransIndia Realty & Logistics Parks Ltd.	7,469	2,204
	Transport Corp. of India Ltd.	4,427	40,619
	Trident Ltd.	147,551	57,933
	Triveni Engineering & Industries Ltd.	10,691	38,949
	Triveni Turbine Ltd.	8,371	40,579
	TV Today Network Ltd.	2,698	6,783
*	TV18 Broadcast Ltd.	68,802	33,896
	TVS Srichakra Ltd.	777	28,731
	Uflex Ltd.	6,902	36,587
*	Ugro Capital Ltd.	11,318	37,487
	Ujjivan Financial Services Ltd.	20,093	120,996
Ω	Ujjivan Small Finance Bank Ltd.	66,292	38,955
	Unichem Laboratories Ltd.	5,045	24,442
	Union Bank of India Ltd.	147,391	160,174
	UPL Ltd.	78,979	598,406
	Usha Martin Ltd.	30,875	126,362
	UTI Asset Management Co. Ltd.	6,565	64,170
*	VA Tech Wabag Ltd.	5,913	37,953
	Vaibhav Global Ltd.	6,445	27,065
	Vakrangee Ltd.	84,583	16,280
*	Vardhman Textiles Ltd.	16,925	76,643
*Ω	Varroc Engineering Ltd.	5,366	22,787
	Venky's India Ltd.	752	18,586
	Vesuvius India Ltd.	1,292	57,793
	Vindhya Telelinks Ltd.	1,897	47,428
	Visaka Industries Ltd.	9,520	9,965
	Vl E Governance Ord	8,458	2,314
*	Vodafone Idea Ltd.	1,094,486	110,557
	Voltamp Transformers Ltd.	496	27,947
	Voltas Ltd.	14,875	140,964
*	VRL Logistics Ltd.	2,989	26,673
	VST Industries Ltd.	716	32,923
	VST Tillers Tractors Ltd.	516	19,194
	Welspun Corp. Ltd.	18,515	72,471
	Welspun Enterprises Ltd.	13,957	39,744
	Welspun India Ltd.	45,522	60,556
	West Coast Paper Mills Ltd.	7,697	45,375
	Whirlpool of India Ltd.	595	10,487
*	Wockhardt Ltd.	8,985	26,088
*	Wonderla Holidays Ltd.	2,231	16,888
*	Yes Bank Ltd.	110,140	22,850
	Zee Entertainment Enterprises Ltd.	155,262	459,886
	Zensar Technologies Ltd.	12,992	78,463
*	Zomato Ltd.	56,996	58,382
	Zydus Lifesciences Ltd.	38,491	295,198
	Zydus Wellness Ltd.	2,934	52,409
TOTAL INDIA			44,953,428
INDONESIA — (2.1%)
	ABM Investama Tbk PT	99,000	24,028
	Ace Hardware Indonesia Tbk PT	1,061,800	50,720
	Adaro Energy Indonesia Tbk PT	2,083,000	333,219
*	Adhi Karya Persero Tbk PT	366,900	11,581
	AKR Corporindo Tbk PT	236,300	21,718
*	Alam Sutera Realty Tbk PT	2,601,900	31,580
	Aneka Tambang Tbk PT	401,500	52,922

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk PT	90,200	$45,314
	Astra Otoparts Tbk PT	103,700	20,144
	Bank BTPN Syariah Tbk PT	251,900	35,620
*	Bank China Construction Bank Indonesia Tbk PT	2,218,500	12,500
*	Bank Mayapada International Tbk PT	1,453,400	49,655
	Bank Maybank Indonesia Tbk PT	2,806,500	53,606
*	Bank MNC Internasional Tbk PT	3,182,200	17,310
*	Bank Nationalnobu Tbk PT	197,700	6,509
	Bank OCBC Nisp Tbk PT	547,400	43,927
	Bank Pan Indonesia Tbk PT	509,200	43,225
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	533,749	42,118
	Bank Pembangunan Daerah Jawa Timur Tbk PT	719,200	31,468
	Bank Syariah Indonesia Tbk PT	2,063,013	226,445
	Bank Tabungan Negara Persero Tbk PT	967,965	84,446
	BFI Finance Indonesia Tbk PT	280,500	24,561
	BISI International Tbk PT	273,900	27,409
	Blue Bird Tbk PT	34,400	5,132
*	Buana Lintas Lautan Tbk PT	988,600	6,419
*	Bukalapak.com PT Tbk	4,299,300	61,643
	Bukit Asam Tbk PT	564,200	103,747
*	Bumi Resources Tbk PT	8,007,500	67,931
*	Bumi Serpong Damai Tbk PT	1,370,300	107,720
	Catur Sentosa Adiprana Tbk PT	229,400	9,961
	Ciputra Development Tbk PT	1,788,800	132,286
*	City Retail Developments Tbk PT	893,400	8,421
	Delta Dunia Makmur Tbk PT	1,421,800	37,547
	Dharma Satya Nusantara Tbk PT	248,300	9,636
	Elang Mahkota Teknologi Tbk PT	3,330,400	143,686
	Elnusa Tbk PT	809,300	20,936
	Erajaya Swasembada Tbk PT	1,317,000	43,689
	Gudang Garam Tbk PT	87,300	161,596
	Harum Energy Tbk PT	293,100	32,279
	Hexindo Adiperkasa Tbk PT	31,300	13,904
	Indah Kiat Pulp & Paper Tbk PT	493,200	299,392
	Indika Energy Tbk PT	390,600	51,189
	Indo Tambangraya Megah Tbk PT	58,000	104,679
	Indocement Tunggal Prakarsa Tbk PT	68,200	47,156
	Indofood Sukses Makmur Tbk PT	772,900	375,487
	Indomobil Sukses Internasional Tbk PT	184,300	21,444
	Integra Indocabinet Tbk PT	191,700	5,594
	Japfa Comfeed Indonesia Tbk PT	759,300	67,232
*	Kawasan Industri Jababeka Tbk PT	1,823,500	18,739
*	Krakatau Steel Persero Tbk PT	1,221,300	17,665
*	Lippo Karawaci Tbk PT	8,601,860	56,493
	Medco Energi Internasional Tbk PT	1,673,840	125,725
*	Media Nusantara Citra Tbk PT	1,341,600	56,047
*	Mitra Adiperkasa Tbk PT	238,300	31,299
	Mitra Pinasthika Mustika Tbk PT	162,600	11,164
*	MNC Land Tbk PT	8,068,300	36,900
	Mulia Industrindo Tbk PT	331,500	9,891
	Pabrik Kertas Tjiwi Kimia Tbk PT	245,200	109,775
	Pakuwon Jati Tbk PT	2,387,600	76,069
	Panin Financial Tbk PT	3,173,200	64,434
*	Paninvest Tbk PT	273,700	20,231
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	585,500	40,392
*	PP Persero Tbk PT	551,300	22,121
	Prodia Widyahusada Tbk PT	49,600	21,725
	Puradelta Lestari Tbk PT	1,577,400	17,781
	Ramayana Lestari Sentosa Tbk PT	191,200	7,291

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Rimo International Lestari Tbk PT	3,228,000	$0
	Salim Ivomas Pratama Tbk PT	780,700	21,945
	Samator Indo Gas Tbk PT	69,200	9,064
	Sampoerna Agro Tbk PT	77,700	10,403
	Samudera Indonesia Tbk PT	1,589,000	38,798
*	Sarana Meditama Metropolitan Tbk PT	346,400	8,503
	Sawit Sumbermas Sarana Tbk PT	563,100	44,612
	Semen Baturaja Tbk PT	296,900	7,523
	Semen Indonesia Persero Tbk PT	510,542	236,243
	Siloam International Hospitals Tbk PT	134,500	17,392
*††	Sri Rejeki Isman Tbk PT	1,753,600	3,183
	Summarecon Agung Tbk PT	2,022,600	88,571
	Surya Citra Media Tbk PT	1,945,500	20,127
	Surya Esa Perkasa Tbk PT	361,300	14,142
*	Surya Semesta Internusa Tbk PT	883,000	27,414
	Tempo Scan Pacific Tbk PT	82,400	9,263
	Timah Tbk PT	493,000	30,754
*††	Trada Alam Minera Tbk PT	2,672,100	1,661
	Trias Sentosa Tbk PT	209,300	9,449
*	Trimegah Sekuritas IndonesiaTbk PT	610,300	9,879
	Triputra Agro Persada PT	966,300	36,519
	Tunas Baru Lampung Tbk PT	536,000	29,671
	Vale Indonesia Tbk PT	394,200	179,889
*	Waskita Karya Persero Tbk PT	1,125,300	15,074
*	Wijaya Karya Persero Tbk PT	568,600	16,521
	XL Axiata Tbk PT	664,613	100,058
TOTAL INDONESIA			4,959,131
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	69,132	35,781
*	Agility Public Warehousing Co. KSC	176,674	362,320
	Ahli United Bank KSCP	37,299	32,661
	Al Ahli Bank of Kuwait KSCP	126,029	98,460
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	41,586	25,179
*	Alimtiaz Investment Group KSC	53,942	12,467
	Arzan Financial Group for Financing & Investment KPSC	55,858	25,820
*	Asiya Capital Investments Co. KSCP	97,686	18,062
	Burgan Bank SAK	128,927	87,294
	Commercial Facilities Co. SAKP	27,850	15,865
	Gulf Bank KSCP	234,470	201,497
	Gulf Cables & Electrical Industries Group Co. KSCP	5,110	20,460
	Kuwait Financial Centre SAK	8,462	3,002
	Kuwait Insurance Co. SAK	15,388	24,144
	Kuwait International Bank KSCP	83,571	45,431
	Mezzan Holding Co. KSCC	10,072	17,541
	National Industries Group Holding SAK	188,149	142,092
	National Investments Co. KSCP	14,832	11,684
TOTAL KUWAIT			1,179,760
MALAYSIA — (1.7%)
	Aeon Co. M Bhd	96,000	25,981
#	AEON Credit Service M Bhd	11,700	31,244
#	AFFIN Bank Bhd	56,820	24,579
	Ajinomoto Malaysia Bhd	4,200	15,479
	Alliance Bank Malaysia Bhd	147,400	115,410
	Allianz Malaysia Bhd	10,500	33,960
#	AMMB Holdings Bhd	281,800	241,310
	Batu Kawan Bhd	16,200	76,380

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Berjaya Corp. Bhd	465,608	$30,467
#	BIMB Holdings Bhd	127,300	62,139
	Boustead Plantations Bhd	115,000	27,026
#*	Bumi Armada Bhd	507,900	58,639
	Cahya Mata Sarawak Bhd	118,100	27,774
	Chin Teck Plantations Bhd	5,500	9,688
*	Dagang NeXchange Bhd	152,800	16,100
#	Dayang Enterprise Holdings Bhd	68,500	21,294
	Dialog Group Bhd	191,600	97,804
	DRB-Hicom Bhd	151,400	49,703
#	Duopharma Biotech Bhd	117,952	34,037
	Eco World Development Group Bhd	136,900	28,542
#*	Ekovest Bhd	254,400	25,122
	FAR East Holdings Bhd	1,400	1,161
	FGV Holdings Bhd	42,200	13,389
#	Formosa Prosonic Industries Bhd	21,800	12,522
	Gamuda Bhd	274,069	261,338
#	Genting Plantations Bhd	43,700	59,217
	Guan Chong Bhd	51,600	25,216
	Hai-O Enterprise Bhd	24,300	5,556
	HAP Seng Consolidated Bhd	68,800	51,898
	Hap Seng Plantations Holdings Bhd	27,100	11,901
	Hartalega Holdings Bhd	248,200	121,195
	Hengyuan Refining Co. Bhd	18,000	13,867
	Hiap Teck Venture Bhd	218,100	16,692
#	Hibiscus Petroleum Bhd	153,400	31,703
	Hong Leong Industries Bhd	10,000	19,962
	IGB Bhd	61,123	28,606
	IJM Corp. Bhd	317,700	107,820
	Insas Bhd	89,000	16,487
	IOI Properties Group Bhd	224,800	68,335
#*	JAKS Resources Bhd	260,520	11,274
	Keck Seng Malaysia Bhd	19,600	18,087
	Kenanga Investment Bank Bhd	89,400	18,141
#	Kim Loong Resources Bhd	29,200	11,982
*	KNM Group Bhd	566,400	11,959
#	Kossan Rubber Industries Bhd	244,200	77,458
	KPJ Healthcare Bhd	238,800	60,954
	Kretam Holdings Bhd	133,900	17,810
	Leong Hup International Bhd	128,600	14,980
#Ω	Lotte Chemical Titan Holding Bhd	84,977	21,511
	Magni-Tech Industries Bhd	19,900	8,340
	Magnum Bhd	74,114	18,089
	Mah Sing Group Bhd	277,700	41,278
	Malayan Flour Mills Bhd	227,800	32,065
#	Malaysia Airports Holdings Bhd	36,030	55,137
#	Malaysia Building Society Bhd	368,973	63,807
	Malaysia Smelting Corp. Bhd	17,900	9,537
#	Malaysian Resources Corp. Bhd	291,800	24,603
	Matrix Concepts Holdings Bhd	98,550	31,032
#	MBM Resources Bhd	38,200	29,327
#	Mega First Corp. Bhd	74,000	54,304
	Mi Technovation Bhd	70,500	25,369
#	MKH Bhd	39,000	11,162
#	MNRB Holdings Bhd	50,800	11,095
	MPHB Capital Bhd	55,400	12,643
	Oriental Holdings Bhd	46,900	66,759
#	OSK Holdings Bhd	194,800	47,547
	Panasonic Manufacturing Malaysia Bhd	2,000	8,866

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Petron Malaysia Refining & Marketing Bhd	16,400	$17,140
	RCE Capital Bhd	49,100	24,500
#	Sarawak Oil Palms Bhd	41,700	24,130
	Scientex Bhd	87,100	68,799
	Sime Darby Property Bhd	257,300	34,822
	SKP Resources Bhd	103,400	21,785
	SP Setia Bhd Group	311,299	43,498
	Sunway Bhd	363,223	144,207
#	Supermax Corp. Bhd	185,586	34,789
#	Syarikat Takaful Malaysia Keluarga Bhd	31,165	24,062
	Ta Ann Holdings Bhd	59,700	49,291
	Thong Guan Industries Bhd	28,400	12,975
#*	Top Glove Corp. Bhd	509,800	104,071
#*	Tropicana Corp. Bhd	104,013	27,428
#	TSH Resources Bhd	116,400	26,853
#	UMW Holdings Bhd	52,300	47,928
	Unisem M Bhd	85,800	59,793
	United Malacca Bhd	28,200	33,140
#	United Plantations Bhd	10,300	36,490
	UOA Development Bhd	26,000	10,785
#*	Velesto Energy Bhd	320,200	16,364
	VS Industry Bhd	394,900	78,410
#	WCT Holdings Bhd	129,750	12,949
	Yinson Holdings Bhd	208,319	117,816
*	YNH Property Bhd	32,000	36,041
#	YTL Corp. Bhd	577,426	149,822
TOTAL MALAYSIA			3,992,547
MEXICO — (2.7%)
#*	ALEATICA SAB de CV	34,887	71,399
	Alpek SAB de CV	60,630	62,531
#*	Axtel SAB de CV	75,248	3,146
Ω	Banco del Bajio SA	108,947	330,452
	Becle SAB de CV	93,358	244,086
*	Cemex SAB de CV	549,733	418,907
*	Cemex SAB de CV, Sponsored ADR	169,345	1,290,409
	Cia Minera Autlan SAB de CV, Class B	60,626	46,922
	Consorcio ARA SAB de CV	98,355	24,141
	Corp Actinver SAB de CV	41,815	34,960
	Corporativo Fragua SAB de CV	8,077	222,365
	Cydsa SAB de CV	50,192	55,452
	El Puerto de Liverpool SAB de CV, Class C1	30,621	191,589
	GCC SAB de CV	15,006	145,239
	Genomma Lab Internacional SAB de CV, Class B	130,128	116,645
	Gentera SAB de CV	144,860	188,417
	Grupo Comercial Chedraui SA de CV	50,454	295,553
	Grupo Herdez SAB de CV	6,700	19,698
	Grupo Hotelero Santa Fe SAB de CV	50,240	12,331
	Grupo Industrial Saltillo SAB de CV	47,197	85,966
	Grupo KUO SAB de CV, Class B	21,555	46,946
	Grupo Rotoplas SAB de CV	6,619	10,562
	Grupo Televisa SAB	353,165	374,150
*Ω	Grupo Traxion SAB de CV	39,637	84,955
*	Hoteles City Express SAB de CV	47,518	19,410
*	Industrias CH SAB de CV, Class B	11,679	138,872
*	Industrias Penoles SAB de CV	18,851	269,937
#	La Comer SAB de CV	60,217	150,282
	Medica Sur SAB de CV, Class B	20,670	51,234
	Megacable Holdings SAB de CV	111,208	281,988

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Minera Frisco SAB de CV, Class A1	70,887	$11,345
*Ω	Nemak SAB de CV	269,707	64,427
	Operadora de Sites Mexicanos SA de CV, Class A	12,203	12,374
	Orbia Advance Corp. SAB de CV	119,036	270,346
#*	Organizacion Cultiba SAB de CV	46,456	30,795
*	Organizacion Soriana SAB de CV, Class B	37,912	62,330
	Promotora y Operadora de Infraestructura SAB de CV	19,999	208,028
	Promotora y Operadora de Infraestructura SAB de CV, Class L	2,980	19,625
	Qualitas Controladora SAB de CV	27,870	205,417
*	Vista Energy SAB de CV, ADR	9,340	243,774
	Vitro SAB de CV, Class A	24,646	26,736
TOTAL MEXICO			6,443,741
PHILIPPINES — (0.7%)
*	8990 Holdings, Inc.	135,600	22,849
	Alliance Global Group, Inc.	469,000	106,243
	Asia United Bank Corp.	8,110	6,945
*	Atlas Consolidated Mining & Development Corp.	171,900	11,661
	Belle Corp.	525,000	12,051
	China Banking Corp.	123,600	69,780
	Cosco Capital, Inc.	281,900	27,412
	DMCI Holdings, Inc.	395,300	69,145
	DoubleDragon Corp.	73,400	10,074
	Filinvest Development Corp.	121,800	11,414
	Filinvest Land, Inc.	1,703,000	21,395
	First Philippine Holdings Corp.	31,550	35,905
	Globe Telecom, Inc.	1,165	40,741
	GT Capital Holdings, Inc.	11,039	109,593
*	Holcim Philippines, Inc.	71,600	5,045
*	Integrated Micro-Electronics, Inc.	72,600	6,174
	LT Group, Inc.	216,100	37,786
	Megaworld Corp.	1,421,700	53,096
	Metropolitan Bank & Trust Co.	232,040	253,655
	Petron Corp.	459,700	30,967
††	Philcomsat Holdings Corp.	9,064	12,485
	Philex Mining Corp.	326,000	17,539
*	Philippine National Bank	50,900	17,132
	Puregold Price Club, Inc.	152,000	80,279
	RFM Corp.	109,000	6,335
	Rizal Commercial Banking Corp.	113,800	51,831
	Robinsons Land Corp.	268,700	73,434
	Robinsons Retail Holdings, Inc.	39,190	38,934
	San Miguel Corp.	62,930	124,738
	Security Bank Corp.	65,540	99,112
	Shell Pilipinas Corp.	32,000	8,379
*	Top Frontier Investment Holdings, Inc.	3,090	5,965
	Union Bank of the Philippines	66,514	92,060
	Vista Land & Lifescapes, Inc.	717,200	20,506
TOTAL PHILIPPINES			1,590,660
POLAND — (1.0%)
	AB SA	2,333	33,670
#*	Agora SA	8,438	17,550
*	Alior Bank SA	18,231	264,080
	Apator SA	2,181	9,219
	Arctic Paper SA	5,110	22,799
	ASBISc Enterprises PLC	7,050	56,057
	Asseco Poland SA	8,572	170,775

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Bank Handlowy w Warszawie SA	5,702	$128,022
*	Bank Millennium SA	62,100	101,534
*	Bank Ochrony Srodowiska SA	9,478	22,691
*	BNPP Bank Polska SA	1,220	19,799
	Boryszew SA	19,241	31,498
	Cognor Holding SA	35,478	69,243
	ComArch SA	717	26,817
	Cyfrowy Polsat SA	26,801	107,998
	Develia SA	39,555	48,313
	Echo Investment SA	23,480	25,620
*	Enea SA	37,216	81,798
	Fabryki Mebli Forte SA	1,537	9,788
*	Grupa Azoty SA	7,205	48,464
	Inter Cars SA	1,227	196,070
*	Jastrzebska Spolka Weglowa SA	7,635	78,002
*	KRUK SA	618	67,467
	Lubelski Wegiel Bogdanka SA	3,931	38,360
*	mBank SA	1,797	214,507
	NEWAG SA	2,123	9,760
	ORLEN SA	1,657	29,540
*	PGE Polska Grupa Energetyczna SA	129,311	275,041
*	PKP Cargo SA	7,482	31,483
*	Polimex-Mostostal SA	6,716	7,856
	Stalexport Autostrady SA	16,406	11,147
*	Tauron Polska Energia SA	202,440	188,195
	VRG SA	42,918	38,293
	Warsaw Stock Exchange	2,575	24,433
TOTAL POLAND			2,505,889
QATAR — (0.9%)
	Aamal Co.	288,708	69,929
	Al Khaleej Takaful Group QSC	22,072	17,194
	Alijarah Holding Co. QPSC	104,338	25,356
*	Baladna	111,628	46,657
	Barwa Real Estate Co.	327,253	252,594
	Commercial Bank PSQC	187,494	322,065
	Doha Bank QPSC	434,645	206,536
	Doha Insurance Co. QSC	40,320	25,276
	Gulf International Services QSC	201,523	114,659
	Gulf Warehousing Co.	37,401	35,332
*	Lesha Bank LLC	172,039	75,580
	Mannai Corp. QSC	13,808	21,658
	Masraf Al Rayan QSC	249,585	172,125
*	Mazaya Real Estate Development QPSC	97,793	22,490
	Qatar Industrial Manufacturing Co. QSC	41,774	34,683
*	Qatar Insurance Co. SAQ	222,946	136,532
	Qatar National Cement Co. QSC	50,223	54,837
	Qatar Navigation QSC	101,179	291,819
*	Salam International Investment Ltd. QSC	139,423	29,459
	United Development Co. QSC	355,663	119,175
	Vodafone Qatar QSC	216,148	115,058
TOTAL QATAR			2,189,014
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	4,734	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	16,505	0
*††	Ros Agro PLC, GDR	3,925	0
*††	RusHydro PJSC, ADR	93,802	0

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Tatneft PJSC, Sponsored ADR	14,399	$0
*††	VTB Bank PJSC, GDR	138,363	0
SAUDI ARABIA — (4.4%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	33,280	20,517
	Al Babtain Power & Telecommunication Co.	6,950	59,109
*	Al Hassan Ghazi Ibrahim Shaker Co.	5,595	37,911
	Al Jouf Agricultural Development Co.	2,562	35,811
*	Al Jouf Cement Co.	8,531	27,866
*	Al Khaleej Training & Education Co.	6,476	34,696
	Al Yamamah Steel Industries Co.	3,887	27,940
*	AlAbdullatif Industrial Investment Co.	7,870	37,999
*	Al-Etihad Cooperative Insurance Co.	3,097	14,247
*	AlJazira Takaful Ta'awuni Co.	4,676	23,260
*	Allianz Saudi Fransi Cooperative Insurance Co.	12,649	58,102
	Alujain Corp.	1,819	22,436
	Arab National Bank	122,794	871,828
	Arabian Cement Co.	9,734	101,443
	Arriyadh Development Co.	17,211	91,942
	Bank Al-Jazira	85,886	420,659
	Banque Saudi Fransi	76,160	864,581
	Basic Chemical Industries Ltd.	2,738	26,225
	Bawan Co.	3,149	30,270
*	Buruj Cooperative Insurance Co.	1,997	10,246
*	Chubb Arabia Cooperative Insurance Co.	2,171	12,138
	City Cement Co.	12,129	73,690
*	Dar Al Arkan Real Estate Development Co.	114,864	518,320
*	Dur Hospitality Co.	9,571	71,227
	Eastern Province Cement Co.	8,366	100,884
*	Electrical Industries Co.	4,361	41,997
*	Emaar Economic City	82,232	197,338
	Etihad Etisalat Co.	69,362	866,104
	Fitaihi Holding Group	3,290	32,676
*	Gulf General Cooperative Insurance Co.	10,344	23,314
	Gulf Insurance Group	4,438	37,800
	Hail Cement Co.	11,665	39,290
	Herfy Food Services Co.	3,314	32,820
*	Jazan Energy & Development Co.	6,599	25,863
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	16,398	58,561
*	Methanol Chemicals Co.	5,127	33,471
	Middle East Paper Co.	3,399	32,401
*	Middle East Specialized Cables Co.	4,602	19,265
*	Mobile Telecommunications Co. Saudi Arabia	97,397	348,425
	Najran Cement Co.	16,879	59,578
*	Nama Chemicals Co.	2,180	19,305
*	National Agriculture Development Co.	5,080	67,647
	National Co. for Glass Industries	3,510	35,558
*	National Gypsum	5,302	35,765
*	National Industrialization Co., Class C	68,978	259,492
	Nayifat Finance Co.	5,026	21,508
	Northern Region Cement Co.	18,964	57,607
*	Rabigh Refining & Petrochemical Co.	87,035	241,407
	Sahara International Petrochemical Co.	66,578	671,826
	Saudi Ceramic Co.	9,495	76,913
	Saudi Chemical Co. Holding	105,700	131,025
*	Saudi Co. For Hardware CJSC	2,472	22,416
	Saudi Industrial Investment Group	48,075	320,297
	Saudi Industrial Services Co.	7,743	57,536
	Saudi Investment Bank	98,381	469,365
*	Saudi Kayan Petrochemical Co.	156,893	512,588

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Marketing Co.	3,087	$21,600
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	9,251	97,677
*	Saudi Printing & Packaging Co., Class C	5,795	28,448
*	Saudi Public Transport Co.	10,417	49,277
*	Saudi Reinsurance Co.	8,310	39,744
	Savola Group	44,673	503,545
*	Seera Group Holding	33,818	259,487
	SHL Finance Co.	4,656	23,430
*	Sinad Holding Co.	15,831	53,404
	Southern Province Cement Co.	6,822	89,793
*	Tabuk Cement Co.	8,849	37,220
*	Takween Advanced Industries Co.	3,966	18,102
*	Umm Al-Qura Cement Co.	3,517	17,149
	United International Transportation Co.	1,876	34,571
	United Wire Factories Co.	1,411	9,822
*	Walaa Cooperative Insurance Co.	11,356	56,175
	Yamama Cement Co.	20,244	193,991
	Yanbu Cement Co.	8,974	95,653
	Yanbu National Petrochemical Co.	43,428	530,596
*	Zamil Industrial Investment Co.	8,237	53,060
TOTAL SAUDI ARABIA			10,655,249
SOUTH AFRICA — (3.1%)
	Adcock Ingram Holdings Ltd.	9,797	30,312
	Advtech Ltd.	73,665	76,588
	AECI Ltd.	18,205	96,051
	African Rainbow Minerals Ltd.	17,694	199,715
	Alexander Forbes Group Holdings Ltd.	66,979	19,496
	Altron Ltd., Class A	27,408	11,532
	Aspen Pharmacare Holdings Ltd.	58,817	631,178
	Astral Foods Ltd.	6,962	63,522
	Barloworld Ltd.	33,706	158,025
*	Blue Label Telecoms Ltd.	90,389	16,880
*	Brait PLC	54,087	9,078
	Caxton & CTP Publishers & Printers Ltd.	18,917	10,490
	Curro Holdings Ltd.	20,708	9,992
	DataTec Ltd.	49,815	98,141
*	Discovery Ltd.	55,940	495,128
	DRDGOLD Ltd.	43,581	47,903
	Exxaro Resources Ltd.	38,418	348,424
	Foschini Group Ltd.	43,817	265,514
	Grindrod Ltd.	102,126	54,519
	Harmony Gold Mining Co. Ltd.	43,711	188,738
	Harmony Gold Mining Co. Ltd., Sponsored ADR	47,253	202,715
	Hudaco Industries Ltd.	3,955	35,849
	Impala Platinum Holdings Ltd.	7,093	51,235
	Investec Ltd.	41,547	259,502
	Invicta Holdings Ltd.	10,262	16,013
	KAP Ltd.	348,720	52,542
	Lewis Group Ltd.	10,591	22,836
	Life Healthcare Group Holdings Ltd.	114,221	133,442
	Merafe Resources Ltd.	159,565	11,318
*	Metair Investments Ltd.	31,298	33,546
	MiX Telematics Ltd., Sponsored ADR	15	102
	Momentum Metropolitan Holdings	191,696	203,121
	Motus Holdings Ltd.	22,488	132,718
	Mpact Ltd.	21,681	32,193
	Nedbank Group Ltd.	75,530	992,474
	Netcare Ltd.	50,834	39,801

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Oceana Group Ltd.	17,392	$67,960
	Old Mutual Ltd.	784,328	571,306
	Omnia Holdings Ltd.	28,516	94,021
Ω	Pepkor Holdings Ltd.	269,527	262,257
*	PPC Ltd.	226,567	33,584
	Raubex Group Ltd.	23,054	33,581
	RCL Foods Ltd.	30,615	18,025
	Reunert Ltd.	30,131	101,455
	RFG Holdings Ltd.	6,432	3,957
	Sanlam Ltd.	8,664	31,947
	Sappi Ltd.	96,987	208,889
	Sibanye Stillwater Ltd.	301,746	573,441
*	Southern Sun Ltd.	109,934	27,012
	Super Group Ltd.	56,942	109,313
*	Telkom SA SOC Ltd.	54,440	89,632
	Thungela Resources Ltd.	14,987	112,313
	Tiger Brands Ltd.	5,417	48,419
*	Wilson Bayly Holmes-Ovcon Ltd.	11,192	67,826
*	Zeda Ltd.	33,706	20,791
TOTAL SOUTH AFRICA			7,526,362
SOUTH KOREA — (12.6%)
	ABco Electronics Co. Ltd.	3,431	44,978
*	ADTechnology Co. Ltd.	1,775	35,471
	Advanced Process Systems Corp.	1,107	17,498
	Aekyung Industrial Co. Ltd.	897	17,119
*	Agabang&Company	4,166	9,997
*	Ajin Industrial Co. Ltd.	4,708	24,297
*	ALUKO Co. Ltd.	8,599	27,051
	Amorepacific Corp.	4,371	386,076
	Amorepacific Group	5,174	111,041
*	Amotech Co. Ltd.	897	6,917
*	Anam Electronics Co. Ltd.	8,891	14,023
*	Ananti, Inc.	15,837	83,439
	Aplus Asset Advisor Co. Ltd.	2,188	7,045
*	Aprogen Biologics	103,818	29,981
	Asia Cement Co. Ltd.	2,690	20,566
	ASIA Holdings Co. Ltd.	91	11,477
	Asia Paper Manufacturing Co. Ltd.	1,081	32,913
	Atinum Investment Co. Ltd.	4,247	7,296
	Avaco Co. Ltd.	2,775	38,631
	Baiksan Co. Ltd.	1,472	9,072
	BGF Co. Ltd.	4,573	12,905
	BH Co. Ltd.	4,119	77,471
*	Binex Co. Ltd.	2,054	16,163
	Binggrae Co. Ltd.	1,100	39,745
	BNK Financial Group, Inc.	52,802	280,039
	Boditech Med, Inc.	1,363	15,518
	Boryung	6,455	41,602
	BYC Co. Ltd.	69	22,640
	Byucksan Corp.	8,914	16,314
*	Cafe24 Corp.	1,595	15,873
*	CammSys Corp.	19,330	22,545
	Cape Industries Ltd.	5,343	21,101
	Chemtronics Co. Ltd.	1,274	24,341
*	ChinHung International, Inc.	19,986	18,554
*	Choil Aluminum Co. Ltd.	9,133	24,402
	Chong Kun Dang Pharmaceutical Corp.	865	52,340
	Chongkundang Holdings Corp.	732	28,233

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chorokbaem Media Co. Ltd.	5,074	$21,496
	Chosun Refractories Co. Ltd.	895	27,386
	CJ CheilJedang Corp.	1,532	336,305
	CJ Corp.	2,793	141,989
*	CJ ENM Co. Ltd.	2,314	116,766
	CJ Freshway Corp.	1,674	32,770
	CJ Logistics Corp.	1,719	97,116
*	CMG Pharmaceutical Co. Ltd.	6,299	11,397
	Com2uSCorp	1,124	48,062
*	Cosmax, Inc.	1,250	100,548
	Coway Co. Ltd.	8,924	286,783
	Cowell Fashion Co. Ltd.	2,853	9,850
	CR Holdings Co. Ltd.	2,125	23,795
	Cuckoo Holdings Co. Ltd.	1,775	21,136
	Cuckoo Homesys Co. Ltd.	801	13,539
	D.I Corp.	3,646	22,396
	Dae Won Kang Up Co. Ltd.	8,318	50,424
*	Dae Young Packaging Co. Ltd.	1,930	1,840
	Daedong Corp.	3,607	30,514
	Daeduck Co. Ltd.	4,415	24,078
	Daeduck Electronics Co. Ltd.	5,605	159,461
	Daehan Flour Mill Co. Ltd.	223	22,471
	Daehan New Pharm Co. Ltd.	1,199	8,136
	Daehan Steel Co. Ltd.	2,741	27,261
*	Dae-Il Corp.	2,910	13,293
	Daesang Corp.	3,678	49,061
	Daesang Holdings Co. Ltd.	4,994	26,657
	Daesung Holdings Co. Ltd.	1,285	13,864
*	Daesung Industrial Co. Ltd.	4,256	13,178
	Daewon Pharmaceutical Co. Ltd.	3,317	39,887
*	Daewoo Engineering & Construction Co. Ltd.	39,016	138,403
	Daewoong Co. Ltd.	4,595	46,838
	Daewoong Pharmaceutical Co. Ltd.	566	45,261
	Daihan Pharmaceutical Co. Ltd.	686	14,403
	Daishin Securities Co. Ltd.	5,660	59,846
	Daol Investment & Securities Co. Ltd.	10,955	29,224
	Daou Data Corp.	2,532	26,030
	Daou Technology, Inc.	4,209	58,095
*	Dasan Networks, Inc.	4,714	17,896
	DB Financial Investment Co. Ltd.	6,337	19,861
	DB HiTek Co. Ltd.	6,466	299,600
	DB Insurance Co. Ltd.	8,646	511,241
*	DB, Inc.	20,637	32,972
	Deutsch Motors, Inc.	4,732	18,544
	DGB Financial Group, Inc.	32,532	186,563
	DI Dong Il Corp.	3,004	52,884
	Digital Daesung Co. Ltd.	3,570	16,508
	DL Construction Co. Ltd.	2,109	20,294
	DL E&C Co. Ltd.	4,648	111,604
	DL Holdings Co. Ltd.	2,393	73,662
	DMS Co. Ltd.	4,659	20,007
	DNF Co. Ltd.	1,629	32,765
	Dohwa Engineering Co. Ltd.	2,350	15,402
	Dong-A Hwasung Co. Ltd.	1,350	8,888
	Dong-A Socio Holdings Co. Ltd.	566	36,612
	Dong-A ST Co. Ltd.	745	30,745
*	Dongbang Transport Logistics Co. Ltd.	3,812	5,972
	DongKook Pharmaceutical Co. Ltd.	4,132	44,257
*	Dongkuk CM Co. Ltd.	4,005	31,637

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongkuk Holdings Co. Ltd.	2,133	$25,114
	Dongkuk Industries Co. Ltd.	7,902	40,967
*	Dongkuk Steel Mill Co. Ltd.	6,644	67,348
	Dongsuh Cos., Inc.	3,716	52,755
	Dongsung Chemical Co. Ltd.	4,993	18,696
	Dongwha Pharm Co. Ltd.	3,593	28,083
	Dongwon Development Co. Ltd.	7,989	20,887
	Dongwon F&B Co. Ltd.	1,585	32,619
	Dongwon Industries Co. Ltd.	2,128	65,925
*	Dongyang Steel Pipe Co. Ltd.	14,296	10,459
*	Doosan Bobcat, Inc.	7,797	357,660
	Doosan Co. Ltd.	1,294	108,140
	Doosan Tesna, Inc.	1,946	75,121
	DoubleUGames Co. Ltd.	1,561	49,098
	Dreamtech Co. Ltd.	1,999	21,237
*	Duksan Hi-Metal Co. Ltd.	3,359	23,970
*	Duksan Techopia Co. Ltd.	1,046	13,228
	DY Corp.	2,421	11,371
*	E Investment&Development Co. Ltd.	13,290	14,514
	Easy Holdings Co. Ltd.	10,216	23,001
	Ecoplastic Corp.	3,967	19,110
	Ecopro Co. Ltd.	105	98,989
*	Ehwa Technologies Information Co. Ltd.	46,593	32,862
	Elentec Co. Ltd.	3,055	33,498
	E-MART, Inc.	3,883	230,485
*	EMKOREA Co. Ltd.	4,152	8,531
	EM-Tech Co. Ltd.	1,496	44,016
	ENF Technology Co. Ltd.	1,688	32,013
*	Enzychem Lifesciences Corp.	7,121	8,390
	Eugene Corp.	10,128	26,559
	Eugene Investment & Securities Co. Ltd.	15,368	53,246
	Eusu Holdings Co. Ltd.	1,669	7,361
	F&F Holdings Co. Ltd.	627	8,438
	FarmStory Co. Ltd.	12,835	19,997
	Fila Holdings Corp.	8,311	258,520
	Fine Semitech Corp.	1,920	41,762
	Fursys, Inc.	403	9,547
	Gabia, Inc.	2,000	18,940
*	GAEASOFT	1,361	8,612
	GC Cell Corp.	1,114	32,840
*	Genie Music Corp.	3,425	9,537
	Geumhwa PSC Co. Ltd.	840	19,811
	Global Standard Technology Co. Ltd.	1,033	23,138
	Golfzon Newdin Holdings Co. Ltd.	3,388	11,690
	Gradiant Corp.	2,087	24,373
	Green Chemical Co. Ltd.	1,681	11,018
	Green Cross Corp.	1,068	93,139
	Green Cross Holdings Corp.	3,664	39,394
	GS Engineering & Construction Corp.	13,169	151,077
*	GS Global Corp.	11,688	25,527
	GS Holdings Corp.	8,724	257,789
	GS Retail Co. Ltd.	7,924	132,017
	Gwangju Shinsegae Co. Ltd.	850	21,670
	Haesung Industrial Co. Ltd.	2,850	19,300
	Han Kuk Carbon Co. Ltd.	6,875	77,634
	Hana Micron, Inc.	2,649	44,590
	Hana Pharm Co. Ltd.	689	7,480
#*	Hancom, Inc.	4,787	49,582
	Handok, Inc.	1,372	14,171

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Handsome Co. Ltd.	2,572	$41,812
	Hanil Cement Co. Ltd.	2,476	23,719
	Hanil Holdings Co. Ltd.	1,453	12,911
	Hanil Hyundai Cement Co. Ltd.	762	10,228
	Hanjin Transportation Co. Ltd.	2,072	32,278
	Hankook Tire & Technology Co. Ltd.	13,264	402,314
	Hannong Chemicals, Inc.	1,268	17,675
	Hansae Co. Ltd.	2,823	39,723
	Hansol Holdings Co. Ltd.	5,410	12,398
*	Hansol IONES Co. Ltd.	1,931	13,575
	Hansol Paper Co. Ltd.	3,482	28,907
	Hansol Technics Co. Ltd.	5,142	27,951
	Hanwha Aerospace Co. Ltd.	4,268	409,471
	Hanwha Corp.	7,084	171,467
*	Hanwha General Insurance Co. Ltd.	14,136	41,942
*	Hanwha Investment & Securities Co. Ltd.	36,096	70,258
*	Hanwha Life Insurance Co. Ltd.	46,158	85,619
	Hanwha Systems Co. Ltd.	10,603	126,480
	Hanyang Eng Co. Ltd.	2,207	28,820
	Harim Co. Ltd.	12,261	26,782
	Harim Holdings Co. Ltd.	8,483	49,775
	HB Technology Co. Ltd.	6,321	12,592
	HD Hyundai Co. Ltd.	9,001	434,668
	HD Hyundai Construction Equipment Co. Ltd.	2,054	131,697
	HD Hyundai Energy Solutions Co. Ltd.	558	15,086
	HD Hyundai Infracore Co. Ltd.	17,428	168,563
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,927	283,325
	HDC Holdings Co. Ltd.	6,580	30,180
	HDC Hyundai Development Co. Engineering & Construction, Class E	6,663	54,191
	Hecto Financial Co. Ltd.	738	9,565
	Hecto Innovation Co. Ltd.	1,657	17,150
*	HFR, Inc.	1,000	16,206
	Hite Jinro Co. Ltd.	4,936	78,579
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	5,843	13,961
	HL Holdings Corp.	1,256	36,976
	HL Mando Co. Ltd.	5,959	215,810
	Home Center Holdings Co. Ltd.	9,904	9,250
	HS Industries Co. Ltd.	8,886	23,896
*	Hugel, Inc.	563	47,633
*	Humax Co. Ltd.	5,444	15,035
*	Huons Co. Ltd.	738	18,733
	Huons Global Co. Ltd.	962	15,100
	Husteel Co. Ltd.	7,166	35,040
*	Huvis Corp.	1,579	4,970
	Huvitz Co. Ltd.	1,517	27,663
	Hwa Shin Co. Ltd.	3,210	45,756
*	Hwail Pharm Co. Ltd.	7,550	11,888
	Hwaseung Enterprise Co. Ltd.	2,637	17,679
	Hy-Lok Corp.	1,868	40,396
*	Hyosung Chemical Corp.	159	11,192
	Hyosung Corp.	1,689	79,826
*	Hyosung Heavy Industries Corp.	1,256	171,901
	Hyosung TNC Corp.	404	107,502
	Hyundai Bioland Co. Ltd.	1,503	12,198
	Hyundai BNG Steel Co. Ltd.	1,368	15,178
	Hyundai Corp.	1,819	37,829
	Hyundai Department Store Co. Ltd.	3,070	133,432
	Hyundai Elevator Co. Ltd.	4,605	150,933
	Hyundai Engineering & Construction Co. Ltd.	14,694	431,259

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HYUNDAI EVERDIGM Corp.	3,769	$21,087
	Hyundai Futurenet Co. Ltd.	10,757	22,552
	Hyundai GF Holdings	10,066	25,260
	Hyundai Glovis Co. Ltd.	624	85,325
	Hyundai Green Food	5,344	48,548
	Hyundai Home Shopping Network Corp.	852	28,380
*	Hyundai Livart Furniture Co. Ltd.	1,826	10,289
	Hyundai Marine & Fire Insurance Co. Ltd.	11,261	252,830
*	Hyundai Mipo Dockyard Co. Ltd.	776	56,867
	Hyundai Motor Securities Co. Ltd.	3,996	25,776
*	Hyundai Rotem Co. Ltd.	1,236	30,400
	Hyundai Steel Co.	17,415	493,699
	Hyundai Wia Corp.	3,549	175,834
	HyVision System, Inc.	3,097	50,784
	Iljin Diamond Co. Ltd.	676	9,030
	Iljin Electric Co. Ltd.	2,388	18,894
	Iljin Holdings Co. Ltd.	6,068	20,230
	Iljin Power Co. Ltd.	2,053	20,093
	Ilshin Spinning Co. Ltd.	3,440	26,238
	Ilsung Pharmaceuticals Co. Ltd.	690	13,091
	Ilyang Pharmaceutical Co. Ltd.	1,789	22,584
	iMarketKorea, Inc.	3,411	24,085
	InBody Co. Ltd.	2,353	51,798
*	Infinitt Healthcare Co. Ltd.	2,097	9,051
	Innocean Worldwide, Inc.	1,175	36,605
	InnoWireless Co. Ltd.	626	11,017
*	Insun ENT Co. Ltd.	3,640	24,187
	Intelligent Digital Integrated Security Co. Ltd.	596	8,561
*	Interflex Co. Ltd.	1,742	14,856
	INTOPS Co. Ltd.	2,924	69,063
*	IS Dongseo Co. Ltd.	3,178	84,490
	ISU Chemical Co. Ltd.	1,074	19,533
	ISU Specialty Chemical	264	58,840
*	ITEK, Inc.	1,854	15,137
*	Jahwa Electronics Co. Ltd.	1,689	38,336
	JB Financial Group Co. Ltd.	21,881	146,815
	JC Chemical Co. Ltd.	1,397	8,968
*	Jeju Semiconductor Corp.	5,651	20,079
	Jinsung T.E.C.	2,075	24,603
	JNK Heaters Co. Ltd.	2,980	14,387
*††	Jokwang ILI Co. Ltd.	21,669	9,333
#	Jusung Engineering Co. Ltd.	7,268	158,546
	JVM Co. Ltd.	835	21,785
	JW Life Science Corp.	762	8,309
*	Kakao Games Corp.	5,315	131,529
	Kangnam Jevisco Co. Ltd.	593	10,199
	Kangwon Land, Inc.	16,682	204,181
	KAON Group Co. Ltd.	3,574	16,169
	KC Co. Ltd.	2,037	29,996
	KC Tech Co. Ltd.	1,176	21,694
	KCC Corp.	833	138,683
	KCC Glass Corp.	2,091	70,907
	KCTC	3,354	10,537
	KEC Corp.	15,094	21,724
	KEPCO Plant Service & Engineering Co. Ltd.	4,024	106,728
	KG Chemical Corp.	2,027	72,926
	KG Dongbusteel	1,268	8,515
	KG Eco Technology Service Co. Ltd.	2,653	24,560
	Kginicis Co. Ltd.	1,969	17,023

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KGMobilians Co. Ltd.	3,097	$14,383
	KH Vatec Co. Ltd.	2,324	34,224
	KidariStudio, Inc.	3,120	14,265
	KISCO Corp.	2,292	11,024
	KISCO Holdings Co. Ltd.	632	8,699
	KISWIRE Ltd.	1,692	27,598
	KIWOOM Securities Co. Ltd.	2,932	223,553
	Kolmar Korea Co. Ltd.	1,996	75,666
	Kolmar Korea Holdings Co. Ltd.	1,725	18,327
	Kolon Corp.	1,235	17,484
	Kolon Industries, Inc.	3,735	151,534
*	Kolon Mobility Group Corp.	2,584	7,632
	Kolon Plastic, Inc.	1,291	8,571
	Korea Alcohol Industrial Co. Ltd.	1,839	18,495
	Korea Asset In Trust Co. Ltd.	6,413	14,717
*	Korea Circuit Co. Ltd.	2,410	34,581
	Korea Electric Terminal Co. Ltd.	1,101	49,952
*	Korea Information & Communications Co. Ltd.	1,247	8,256
	Korea Investment Holdings Co. Ltd.	8,181	313,488
*	Korea Line Corp.	27,137	39,937
	Korea Petrochemical Ind Co. Ltd.	897	94,340
	Korea Real Estate Investment & Trust Co. Ltd.	35,976	35,292
	Korea United Pharm, Inc.	1,827	38,992
	Korean Reinsurance Co.	20,007	108,537
	Kortek Corp.	1,383	8,705
	KPX Chemical Co. Ltd.	249	8,626
	KSS LINE Ltd.	3,271	21,711
*	KT Alpha Co. Ltd.	1,749	7,899
	KT Skylife Co. Ltd.	3,494	16,671
	Kukdo Chemical Co. Ltd.	532	21,376
*	Kumho HT, Inc.	17,209	11,378
	Kumho Petrochemical Co. Ltd.	3,240	305,107
*	Kumho Tire Co., Inc.	19,446	69,096
	KUMHOE&C Co. Ltd.	2,973	12,808
	Kumkang Kind Co. Ltd.	1,937	9,497
	Kwang Dong Pharmaceutical Co. Ltd.	6,444	32,562
	Kyeryong Construction Industrial Co. Ltd.	1,207	14,552
	Kyobo Securities Co. Ltd.	3,914	15,728
	Kyung Dong Navien Co. Ltd.	1,037	47,193
	Kyungbang Co. Ltd.	1,871	14,126
*	Kyungchang Industrial Co. Ltd.	4,449	10,919
	Kyung-In Synthetic Corp.	5,504	18,067
*	LabGenomics Co. Ltd.	3,059	21,394
*	LB Semicon, Inc.	6,378	41,248
	LEADCORP, Inc.	2,739	12,670
	LF Corp.	3,721	40,542
*	LG Display Co. Ltd.	46,112	487,549
	LG HelloVision Co. Ltd.	11,295	35,375
	LG Uplus Corp.	39,715	311,721
	LIG Nex1 Co. Ltd.	1,094	65,827
	LOT Vacuum Co. Ltd.	3,140	60,323
	Lotte Chilsung Beverage Co. Ltd.	706	67,781
	Lotte Corp.	5,910	117,992
*	Lotte Data Communication Co.	385	7,947
	Lotte Energy Materials Corp.	1,327	57,090
	LOTTE Fine Chemical Co. Ltd.	3,279	166,700
	LOTTE Himart Co. Ltd.	1,494	11,668
*	Lotte Non-Life Insurance Co. Ltd.	18,648	23,837
	Lotte Rental Co. Ltd.	1,309	26,806

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Shopping Co. Ltd.	2,189	$120,213
	Lotte Wellfood Co. Ltd.	520	38,747
	LS Corp.	3,430	325,281
	LS Electric Co. Ltd.	3,075	254,870
*	LVMC Holdings	9,266	20,136
	LX Hausys Ltd.	1,101	48,055
	LX Holdings Corp.	9,737	63,409
	LX International Corp.	4,931	148,747
	LX Semicon Co. Ltd.	1,255	100,795
	Macrogen, Inc.	1,322	21,785
	Maeil Dairies Co. Ltd.	624	19,972
	MAKUS, Inc.	1,504	15,411
	Manho Rope & Wire Ltd.	336	9,846
	Mcnex Co. Ltd.	1,447	30,909
	Medy-Tox, Inc.	231	39,376
	Meerecompany, Inc.	605	22,999
	MegaStudy Co. Ltd.	1,207	9,740
	MegaStudyEdu Co. Ltd.	1,081	41,664
	Meritz Financial Group, Inc.	8,096	312,606
*	Mgame Corp.	3,697	20,427
*	MiCo Ltd.	8,937	84,844
*	Mirae Asset Life Insurance Co. Ltd.	14,911	43,373
	Mirae Asset Securities Co. Ltd.	53,397	290,277
*	Mirae Asset Venture Investment Co. Ltd.	3,943	15,211
	Mirae Corp.	565	13,297
	MK Electron Co. Ltd.	2,487	29,966
	Mobase Electronics Co. Ltd.	5,591	10,977
	Moorim P&P Co. Ltd.	6,828	18,359
	MS Autotech Co. Ltd.	5,557	22,373
	Multicampus Co. Ltd.	323	8,050
	Namhae Chemical Corp.	7,159	44,734
*	Namsun Aluminum Co. Ltd.	6,966	13,214
	Namyang Dairy Products Co. Ltd.	48	16,089
	Nasmedia Co. Ltd.	1,763	26,306
	Nature Holdings Co. Ltd.	1,012	16,311
	NeoPharm Co. Ltd.	1,577	29,327
*	Neowiz	873	23,655
*	Neowiz Holdings Corp.	699	13,461
*	Nepes Ark Corp.	483	10,713
*Ω	Netmarble Corp.	591	22,822
	New Power Plasma Co. Ltd.	3,767	16,030
	Nexen Corp.	3,941	12,750
	Nexen Tire Corp.	6,381	42,981
	NH Investment & Securities Co. Ltd., Class C	27,356	212,445
*	NHN Corp.	3,046	60,007
	NI Steel Co. Ltd.	1,214	6,286
	NICE Holdings Co. Ltd.	4,498	38,306
	Nice Information & Telecommunication, Inc.	1,071	19,475
	Nong Shim Holdings Co. Ltd.	465	24,346
	NongShim Co. Ltd.	597	185,750
	NOVAREX Co. Ltd.	566	3,608
	NPC	2,647	13,264
#*	OCI Co. Ltd.	1,236	132,070
#	OCI Holdings Co. Ltd.	2,728	234,130
	Orion Corp.	1,082	96,304
	Orion Holdings Corp.	4,507	49,194
*††	Osung Advanced Materials Co. Ltd.	10,387	11,572
	Ottogi Corp.	253	70,712
	Paik Kwang Industrial Co. Ltd.	4,913	30,026

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pan Ocean Co. Ltd.	53,039	$198,884
	Pang Rim Co. Ltd.	3,053	5,605
*	Paradise Co. Ltd.	7,062	79,578
	Partron Co. Ltd.	8,571	55,300
	PHA Co. Ltd.	1,337	11,098
*	PharmGen Science, Inc.	3,682	17,088
	Poongsan Corp.	3,373	99,239
	Poongsan Holdings Corp.	918	26,505
	Posco International Corp.	8,676	613,940
	POSCO Steeleon Co. Ltd.	765	45,130
*	Power Logics Co. Ltd.	2,942	13,764
	Protec Co. Ltd.	413	17,918
	PSK, Inc.	3,246	57,313
	Reyon Pharmaceutical Co. Ltd.	904	11,190
*	RFTech Co. Ltd.	3,243	10,110
	S-1 Corp.	2,962	118,873
	Sajo Industries Co. Ltd.	276	8,590
	Sajodaerim Corp.	1,147	22,966
	Sam Young Electronics Co. Ltd.	2,074	14,536
	Sam Yung Trading Co. Ltd.	2,591	25,635
	Samick THK Co. Ltd.	1,192	11,373
	Samji Electronics Co. Ltd.	1,682	10,001
	Samjin Pharmaceutical Co. Ltd.	1,495	26,414
*	Samkee Corp.	8,420	16,861
	Sammok S-Form Co. Ltd.	2,023	25,020
	SAMPYO Cement Co. Ltd.	9,240	24,373
	Samsung Card Co. Ltd.	5,989	133,845
*	Samsung Heavy Industries Co. Ltd.	22,060	156,353
	Samsung Publishing Co. Ltd.	1,259	18,000
	Samsung Securities Co. Ltd.	11,744	330,720
	SAMT Co. Ltd.	12,775	28,528
	Samyang Corp.	593	19,039
	Samyang Holdings Corp.	724	41,129
	Samyang Packaging Corp.	1,563	19,769
	Sangsangin Co. Ltd.	7,820	25,465
	Saramin Co. Ltd.	591	8,807
	SD Biosensor, Inc.	5,690	57,816
*	SDN Co. Ltd.	6,578	8,434
	SeAH Besteel Holdings Corp.	2,148	47,382
	SeAH Holdings Corp.	83	7,089
	SeAH Steel Corp.	218	26,891
	SeAH Steel Holdings Corp.	380	61,174
	Sebang Co. Ltd.	2,050	18,731
	Sebang Global Battery Co. Ltd.	1,376	51,260
	Sejong Industrial Co. Ltd.	2,070	13,290
*	Sejong Telecom, Inc.	28,135	12,149
	Seobu T&D	3,906	24,444
	Seohan Co. Ltd.	19,101	14,997
	Seohee Construction Co. Ltd.	38,458	40,496
*	Seojin System Co. Ltd.	2,933	40,017
	Seoul Semiconductor Co. Ltd.	8,308	76,286
	Seoyon Co. Ltd.	4,738	31,463
	Seoyon E-Hwa Co. Ltd.	2,518	47,784
*	Sewon E&C Co. Ltd.	38,648	7,701
	SFA Engineering Corp.	2,968	85,722
#*	SFA Semicon Co. Ltd.	13,031	62,712
	SGC Energy Co. Ltd.	2,407	46,946
	Shin Heung Energy & Electronics Co. Ltd.	287	11,408
	Shindaeyang Paper Co. Ltd.	3,690	16,262

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinil Electronics Co. Ltd.	15,276	$21,764
	Shinsegae Information & Communication Co. Ltd.	990	10,465
	Shinsegae International, Inc.	2,225	28,734
	Shinsegae, Inc.	1,469	220,207
	Shinsung Delta Tech Co. Ltd.	3,016	35,979
*	Shinsung E&G Co. Ltd.	15,588	35,601
*	Shinsung Tongsang Co. Ltd.	4,813	6,848
	Shinwon Corp.	17,889	18,269
	Shinyoung Securities Co. Ltd.	785	34,355
	Simmtech Co. Ltd.	3,622	104,664
	Simmtech Holdings Co. Ltd.	4,931	12,028
	SIMPAC, Inc.	1,754	6,538
	Sindoh Co. Ltd.	830	21,487
*	SK Chemicals Co. Ltd.	649	32,308
	SK D&D Co. Ltd.	2,069	33,453
	SK Discovery Co. Ltd.	2,070	58,231
	SK Gas Ltd.	546	52,208
	SK Networks Co. Ltd.	24,348	114,456
	SK Securities Co. Ltd.	69,495	34,633
	SL Corp.	3,275	96,561
*††	S-MAC Co. Ltd.	1	1
	SNT Holdings Co. Ltd.	951	11,806
	SNT Motiv Co. Ltd.	1,479	56,020
	Solid, Inc.	14,983	59,309
	Songwon Industrial Co. Ltd.	2,633	36,801
	Soosan Heavy Industries Co. Ltd.	6,532	13,076
	Soulbrain Holdings Co. Ltd.	1,012	21,489
	Spigen Korea Co. Ltd.	593	15,680
	Ssangyong C&E Co. Ltd.	6,667	27,666
	STIC Investments, Inc.	7,866	39,220
	Suheung Co. Ltd.	793	16,871
	Sung Kwang Bend Co. Ltd.	2,934	36,941
*	Sungchang Enterprise Holdings Ltd.	12,418	20,326
	Sungshin Cement Co. Ltd.	4,536	32,695
	Sungwoo Hitech Co. Ltd.	8,732	85,849
	Sunjin Co. Ltd.	2,612	16,758
*	Sunny Electronics Corp.	12,423	21,884
*	Suprema, Inc.	1,563	26,589
*	Synergy Innovation Co. Ltd.	4,560	7,324
	Systems Technology, Inc.	1,835	41,115
	Tae Kyung Industrial Co. Ltd.	3,102	17,417
	Taekwang Industrial Co. Ltd.	57	26,690
	Taekyung BK Co. Ltd.	5,002	31,761
*††	Taewoong Co. Ltd.	957	12,963
	Taeyoung Engineering & Construction Co. Ltd.	4,504	12,809
*	Taihan Fiberoptics Co. Ltd.	6,740	11,315
	TCC Steel	965	48,741
	TechWing, Inc.	7,950	53,663
	Telechips, Inc.	1,102	18,355
	TES Co. Ltd.	2,427	43,252
*	Theragen Etex Co. Ltd.	5,195	17,073
	TK Corp.	3,405	56,400
	TKG Huchems Co. Ltd.	4,631	80,732
*	Tongyang Life Insurance Co. Ltd.	9,098	25,217
	Tongyang, Inc.	53,338	40,113
	Toptec Co. Ltd.	1,441	8,300
	Tovis Co. Ltd.	1,651	17,087
	TS Corp.	6,440	15,276
	TSE Co. Ltd.	724	30,001

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Tuksu Construction Co. Ltd.	2,157	$13,079
	TY Holdings Co. Ltd.	4,623	25,358
	TYM Corp.	6,262	32,295
	Ubiquoss Holdings, Inc.	1,989	21,027
	Uju Electronics Co. Ltd.	1,365	16,055
	Unick Corp.	2,099	8,891
*	Unid Btplus Co. Ltd.	1,295	9,445
	Unid Co. Ltd.	825	38,949
	Union Semiconductor Equipment & Materials Co. Ltd.	4,041	31,121
	Uniquest Corp.	2,686	35,442
	Value Added Technology Co. Ltd.	1,095	30,614
*††	Vidente Co. Ltd.	4,562	8,912
	Vieworks Co. Ltd.	1,285	32,536
	Vitzro Tech Co. Ltd.	1,803	10,030
	Webzen, Inc.	2,959	34,091
	Whanin Pharmaceutical Co. Ltd.	1,750	18,737
	Winix, Inc.	1,049	8,150
	Wins Co. Ltd.	1,422	13,875
	WiSoL Co. Ltd.	5,751	29,610
*	Wonik Holdings Co. Ltd.	8,665	23,659
	WONIK IPS Co. Ltd.	4,769	141,298
	Wonik Materials Co. Ltd.	1,147	25,893
	Woojin, Inc.	3,439	26,005
*	Woongjin Co. Ltd.	9,170	8,817
	Woongjin Thinkbig Co. Ltd.	8,778	16,392
*	Wooree Bio Co. Ltd.	2,856	4,684
	Woori Investment Bank Co. Ltd.	72,193	41,149
*	Woori Technology Investment Co. Ltd.	8,023	22,262
*	Woosu AMS Co. Ltd.	4,962	11,372
	Y G-1 Co. Ltd.	2,283	10,479
	Y-entec Co. Ltd.	2,370	19,462
*	YIK Corp.	3,175	10,919
*	YMT Co. Ltd.	876	8,186
	Young Poong Corp.	78	35,148
	Young Poong Precision Corp.	3,427	41,032
	Youngone Corp.	4,082	184,961
	Youngone Holdings Co. Ltd.	1,334	80,661
	Yuanta Securities Korea Co. Ltd.	17,353	35,707
	Zeus Co. Ltd.	822	36,016
	Zinus, Inc.	1,967	38,559
TOTAL SOUTH KOREA			30,210,788
TAIWAN — (18.0%)
	Abico Avy Co. Ltd.	48,965	38,138
	Ability Enterprise Co. Ltd.	37,000	23,215
	AcBel Polytech, Inc.	77,989	138,169
	Acer, Inc.	479,000	534,918
	ACES Electronic Co. Ltd.	28,985	27,753
*	Acon Holding, Inc.	28,000	9,460
	Action Electronics Co. Ltd.	24,000	13,759
	ADATA Technology Co. Ltd.	33,000	86,175
	Advanced International Multitech Co. Ltd.	20,000	50,038
	Advanced Optoelectronic Technology, Inc.	34,000	19,775
*	Advanced Wireless Semiconductor Co.	2,000	5,890
	Advancetek Enterprise Co. Ltd.	49,000	56,177
	Aerospace Industrial Development Corp.	65,000	114,945
	AGV Products Corp.	144,000	63,807
*	ALI Corp.	31,000	18,753
	Alltek Technology Corp.	24,040	30,554

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Alpha Networks, Inc.	43,773	$61,303
	Altek Corp.	59,000	67,097
*	Ambassador Hotel	49,000	80,336
	Ampire Co. Ltd.	12,000	15,356
	AMPOC Far-East Co. Ltd.	19,000	38,872
	AmTRAN Technology Co. Ltd.	155,782	68,214
	Apacer Technology, Inc.	35,000	61,307
	APCB, Inc.	17,000	9,508
	Apex Biotechnology Corp.	13,000	10,883
	Apex International Co. Ltd.	22,000	43,488
	Arcadyan Technology Corp.	23,000	106,330
	Ardentec Corp.	65,000	127,840
	Asia Cement Corp.	427,000	547,813
	Asia Optical Co., Inc.	42,000	85,720
*	Asia Pacific Telecom Co. Ltd.	381,060	78,302
	Asia Polymer Corp.	83,742	69,138
	Asia Tech Image, Inc.	18,000	38,583
	ASROCK, Inc.	7,000	56,591
	Aten International Co. Ltd.	4,000	10,832
	Audix Corp.	23,000	41,835
	AUO Corp.	1,236,000	815,367
	Avermedia Technologies	14,000	9,299
	Axiomtek Co. Ltd.	7,000	24,672
	Bank of Kaohsiung Co. Ltd.	123,693	50,033
	Basso Industry Corp.	30,000	39,498
	BenQ Materials Corp.	17,000	22,677
	BES Engineering Corp.	197,000	63,023
	Bin Chuan Enterprise Co. Ltd.	11,000	8,668
	Brighton-Best International Taiwan, Inc.	77,000	81,369
	Capital Futures Corp.	17,000	23,539
	Capital Securities Corp.	302,000	153,521
*	Career Technology MFG. Co. Ltd.	77,180	60,503
	Caswell, Inc.	4,000	11,349
	Catcher Technology Co. Ltd.	120,000	663,567
	Cathay Real Estate Development Co. Ltd.	101,000	50,616
	Cayman Engley Industrial Co. Ltd.	4,000	8,841
	CCP Contact Probes Co. Ltd.	9,000	14,079
	Celxpert Energy Corp.	10,000	9,859
	Center Laboratories, Inc.	56,000	106,208
*	Central Reinsurance Co. Ltd.	58,674	44,856
	Chain Chon Industrial Co. Ltd.	26,000	11,915
	Chang Hwa Commercial Bank Ltd.	844,887	507,260
	Chang Wah Electromaterials, Inc.	18,000	17,631
	Channel Well Technology Co. Ltd.	27,000	67,656
	CHC Healthcare Group	13,000	25,580
	Chen Full International Co. Ltd.	12,000	14,826
	Cheng Loong Corp.	169,000	185,898
	Cheng Mei Materials Technology Corp.	66,283	26,283
	Cheng Shin Rubber Industry Co. Ltd.	282,000	345,656
	Cheng Uei Precision Industry Co. Ltd.	74,000	91,816
	Chia Chang Co. Ltd.	17,000	21,140
	Chia Hsin Cement Corp.	79,560	52,883
	Chicony Electronics Co. Ltd.	23,000	76,619
	China Airlines Ltd.	494,000	392,839
	China Bills Finance Corp.	133,000	62,437
	China Chemical & Pharmaceutical Co. Ltd.	58,000	44,721
*	China Development Financial Holding Corp.	66,559	26,612
	China Electric Manufacturing Corp.	47,440	27,297
	China General Plastics Corp.	64,141	49,655

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	China Man-Made Fiber Corp.	278,912	$71,524
	China Metal Products	64,000	78,982
	China Motor Corp.	40,200	113,225
*	China Petrochemical Development Corp.	734,120	219,637
	China Wire & Cable Co. Ltd.	15,000	17,126
	Chinese Maritime Transport Ltd.	20,000	26,262
	Ching Feng Home Fashions Co. Ltd.	26,000	15,896
	Chin-Poon Industrial Co. Ltd.	79,000	85,830
	Chipbond Technology Corp.	107,000	236,542
	ChipMOS Technologies, Inc.	112,000	127,648
	Chong Hong Construction Co. Ltd.	27,000	68,311
	Chun YU Works & Co. Ltd.	13,650	11,083
*	Chun Yuan Steel Industry Co. Ltd.	92,000	51,455
#	Chung Hwa Pulp Corp.	100,000	102,355
	Clevo Co.	73,000	77,066
	CMC Magnetics Corp.	196,336	82,624
	Compal Electronics, Inc.	784,000	761,129
	Compeq Manufacturing Co. Ltd.	168,000	243,882
	Compucase Enterprise	7,000	14,856
*	Concord Securities Co. Ltd.	89,510	45,053
	Continental Holdings Corp.	60,000	51,203
	Contrel Technology Co. Ltd.	61,000	34,491
	Coremax Corp.	8,000	21,481
	Coretronic Corp.	67,000	150,714
	Co-Tech Development Corp.	12,000	24,660
	Crowell Development Corp.	27,000	23,032
	CTCI Corp.	72,000	92,470
	CviLux Corp.	10,000	12,827
	Cyberlink Corp.	6,000	19,789
	CyberPower Systems, Inc.	9,000	68,225
	CyberTAN Technology, Inc.	61,000	40,877
	DA CIN Construction Co. Ltd.	60,000	61,176
	Dafeng TV Ltd.	9,000	14,415
	Da-Li Development Co. Ltd.	76,327	77,155
	Darfon Electronics Corp.	37,000	51,779
*	Darwin Precisions Corp.	59,000	31,369
	De Licacy Industrial Co. Ltd.	79,000	38,616
	Delpha Construction Co. Ltd.	58,000	45,214
	Depo Auto Parts Ind Co. Ltd.	17,000	59,897
	Dimerco Express Corp.	12,600	29,777
	D-Link Corp.	103,040	66,308
	Dynamic Holding Co. Ltd.	39,701	39,898
	Dynapack International Technology Corp.	16,000	40,947
	E & R Engineering Corp.	7,000	15,261
	Eastern Media International Corp.	45,000	24,527
*	Edimax Technology Co. Ltd.	20,000	10,622
	Edom Technology Co. Ltd.	20,900	17,022
	Egis Technology, Inc.	8,000	26,254
	Elite Advanced Laser Corp.	23,000	34,989
	Elite Semiconductor Microelectronics Technology, Inc.	45,000	112,102
	Elitegroup Computer Systems Co. Ltd.	59,000	55,643
	Emerging Display Technologies Corp.	48,000	57,534
	Ennoconn Corp.	11,000	106,224
	Ennostar, Inc.	118,975	187,581
	EnTie Commercial Bank Co. Ltd.	127,000	59,037
	Eson Precision Ind Co. Ltd.	20,000	45,524
	Eternal Materials Co. Ltd.	133,000	131,545
	Eva Airways Corp.	295,041	345,949
*	Everest Textile Co. Ltd.	92,326	26,135

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Evergreen International Storage & Transport Corp.	87,000	$78,664
	Evergreen Steel Corp.	27,000	52,072
	Everlight Chemical Industrial Corp.	92,000	61,988
	Everlight Electronics Co. Ltd.	70,000	115,782
	Excelsior Medical Co. Ltd.	26,157	76,129
	Far Eastern Department Stores Ltd.	151,000	105,065
	Far Eastern International Bank	434,845	164,229
	Far Eastern New Century Corp.	586,000	554,226
	Farglory Land Development Co. Ltd.	48,000	87,740
	Feedback Technology Corp.	10,000	28,271
	Feng Hsin Steel Co. Ltd.	75,000	164,847
	First Hotel	28,000	14,171
	First Insurance Co. Ltd.	27,000	14,008
*	First Steamship Co. Ltd.	225,010	62,029
	FIT Holding Co. Ltd.	18,000	19,157
	Fitipower Integrated Technology, Inc.	17,000	76,514
	Fittech Co. Ltd.	7,000	15,539
	FLEXium Interconnect, Inc.	46,000	136,323
	Flytech Technology Co. Ltd.	5,000	10,722
	Forcecon Tech Co. Ltd.	18,000	85,244
	Formosa Advanced Technologies Co. Ltd.	29,000	37,383
	Formosa Laboratories, Inc.	22,704	73,465
	Formosa Optical Technology Co. Ltd.	6,000	16,937
	Formosa Taffeta Co. Ltd.	132,000	108,227
	Formosan Rubber Group, Inc.	69,000	46,816
	Formosan Union Chemical	70,400	56,864
	Founding Construction & Development Co. Ltd.	45,000	26,287
	Foxconn Technology Co. Ltd.	179,000	317,981
	Foxsemicon Integrated Technology, Inc.	9,000	52,962
	Franbo Lines Corp.	18,180	9,527
	Froch Enterprise Co. Ltd.	31,000	20,251
	FSP Technology, Inc.	18,000	28,437
	Fu Hua Innovation Co. Ltd.	30,162	54,789
#	Fulgent Sun International Holding Co. Ltd.	23,000	91,684
	Fullerton Technology Co. Ltd.	18,000	10,803
	Fulltech Fiber Glass Corp.	64,498	31,650
	Fusheng Precision Co. Ltd.	4,000	25,471
	Fwusow Industry Co. Ltd.	33,990	21,827
	G Shank Enterprise Co. Ltd.	36,000	57,200
	Gallant Precision Machining Co. Ltd.	16,000	17,859
*	GCS Holdings, Inc.	10,000	10,847
	Gemtek Technology Corp.	74,000	75,780
#	General Interface Solution Holding Ltd.	38,000	81,841
	General Plastic Industrial Co. Ltd.	14,000	14,890
	Getac Holdings Corp.	56,000	121,022
*	Giantplus Technology Co. Ltd.	35,000	18,131
	Global Brands Manufacture Ltd.	50,600	82,770
	Global Lighting Technologies, Inc.	5,000	8,160
*	Globe Union Industrial Corp.	48,910	21,020
	Gloria Material Technology Corp.	15,000	25,555
	GMI Technology, Inc.	18,180	13,233
	Goldsun Building Materials Co. Ltd., Class C	109,543	91,939
	Good Will Instrument Co. Ltd.	14,000	15,373
	Gourmet Master Co. Ltd.	9,000	35,424
	Grand Pacific Petrochemical	160,000	93,779
	Great China Metal Industry	26,000	20,529
*	Great Wall Enterprise Co. Ltd.	59,000	112,464
	Greatek Electronics, Inc.	49,000	95,143
	GTM Holdings Corp.	24,000	21,523

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hannstar Board Corp.	47,132	$74,653
*	HannStar Display Corp.	444,000	196,714
	HannsTouch Holdings Co.	75,194	25,996
	Harvatek Corp.	31,000	22,708
	Hey Song Corp.	53,000	67,500
	Highwealth Construction Corp.	171,625	231,237
	Hiroca Holdings Ltd.	6,000	7,359
	Hitron Technology, Inc.	13,000	18,976
	Ho Tung Chemical Corp.	176,000	47,698
	Hocheng Corp.	45,100	30,654
	Holy Stone Enterprise Co. Ltd.	19,950	61,959
*	Hong Pu Real Estate Development Co. Ltd.	35,000	29,410
	Hong TAI Electric Industrial	58,000	48,692
	Hong YI Fiber Industry Co.	19,000	10,098
*	Horizon Securities Co. Ltd.	56,180	23,789
	Hota Industrial Manufacturing Co. Ltd.	23,000	48,982
	Hsin Kuang Steel Co. Ltd.	44,000	68,270
	Hsing TA Cement Co.	29,000	15,794
	HUA ENG Wire & Cable Co. Ltd.	37,000	24,311
	Hua Yu Lien Development Co. Ltd.	12,000	24,239
	Huaku Development Co. Ltd.	44,000	126,852
	Huang Hsiang Construction Corp.	8,000	10,181
	Hung Ching Development & Construction Co. Ltd.	31,000	23,589
	Hung Sheng Construction Ltd.	61,680	39,965
	Hwa Fong Rubber Industrial Co. Ltd.	63,880	28,965
*	IBF Financial Holdings Co. Ltd.	428,212	163,683
	Ichia Technologies, Inc.	47,000	53,002
	I-Chiun Precision Industry Co. Ltd.	11,000	16,278
	IEI Integration Corp.	29,600	77,651
	Infortrend Technology, Inc.	52,000	40,418
	Innolux Corp.	1,704,005	904,869
	Inpaq Technology Co. Ltd.	19,000	30,352
	Integrated Service Technology, Inc.	19,000	68,166
	International CSRC Investment Holdings Co.	116,600	77,195
	Inventec Corp.	262,000	532,958
	Iron Force Industrial Co. Ltd.	6,000	18,216
	I-Sheng Electric Wire & Cable Co. Ltd.	18,000	25,968
	ITEQ Corp.	35,000	88,468
	Jarllytec Co. Ltd.	10,000	21,871
	Jess-Link Products Co. Ltd.	13,000	27,992
	Jia Wei Lifestyle, Inc.	7,000	12,876
	Johnson Health Tech Co. Ltd.	13,000	32,211
	K Laser Technology, Inc.	27,000	22,747
	Kaimei Electronic Corp.	18,400	37,716
	Kedge Construction Co. Ltd.	9,108	20,803
	KEE TAI Properties Co. Ltd.	49,000	19,040
	Kenda Rubber Industrial Co. Ltd.	106,975	99,977
	Kerry TJ Logistics Co. Ltd.	37,000	42,551
	Kindom Development Co. Ltd.	53,900	52,480
	King Chou Marine Technology Co. Ltd.	8,000	10,137
	King Yuan Electronics Co. Ltd.	173,000	347,633
	King's Town Bank Co. Ltd.	138,000	158,150
*	King's Town Construction Co. Ltd.	24,000	23,758
	Kinko Optical Co. Ltd.	9,455	8,480
	Kinpo Electronics	184,000	101,574
	Kinsus Interconnect Technology Corp.	44,000	145,295
	KS Terminals, Inc.	7,000	17,558
*	Kung Sing Engineering Corp.	75,900	17,392
	Kuo Toong International Co. Ltd.	29,399	34,499

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kuo Yang Construction Co. Ltd.	28,000	$17,213
	Kwong Lung Enterprise Co. Ltd.	23,000	40,766
	KYE Systems Corp.	34,000	12,457
	L&K Engineering Co. Ltd.	30,000	75,704
	Laster Tech Corp. Ltd.	9,000	15,095
	Lealea Enterprise Co. Ltd.	135,200	45,645
	LEE CHI Enterprises Co. Ltd.	19,000	10,260
	Lelon Electronics Corp.	14,000	26,998
*	Li Peng Enterprise Co. Ltd.	119,000	29,726
	Lida Holdings Ltd.	18,000	18,170
	Lingsen Precision Industries Ltd.	77,000	45,979
	Lite-On Technology Corp.	25,000	120,207
*	Long Bon International Co. Ltd.	44,000	23,177
	Long Da Construction & Development Corp.	66,000	46,242
	Longchen Paper & Packaging Co. Ltd.	140,808	76,291
	Longwell Co.	9,000	17,660
	Lucky Cement Corp.	40,000	22,620
	Lumax International Corp. Ltd.	19,800	50,929
*	Lung Yen Life Service Corp.	33,000	38,961
	Macauto Industrial Co. Ltd.	6,000	15,330
	Macroblock, Inc.	4,000	12,258
	Macronix International Co. Ltd.	324,000	322,450
	Mayer Steel Pipe Corp.	30,000	25,613
	Meiloon Industrial Co.	22,400	14,764
	Mercuries & Associates Holding Ltd.	48,164	22,471
*	Mercuries Life Insurance Co. Ltd.	532,657	89,037
	Merry Electronics Co. Ltd.	27,384	79,569
	METAAGE Corp.	8,000	18,422
	Mildef Crete, Inc.	7,000	14,233
	MIN AIK Technology Co. Ltd.	30,000	19,400
	Mirle Automation Corp.	38,000	47,200
	Mitac Holdings Corp.	147,944	221,924
	MOSA Industrial Corp.	20,559	17,197
	MPI Corp.	13,000	84,918
	Namchow Holdings Co. Ltd.	20,000	31,106
	Nan Liu Enterprise Co. Ltd.	7,000	17,158
	Nan Pao Resins Chemical Co. Ltd.	6,000	34,418
	Nang Kuang Pharmaceutical Co. Ltd.	9,000	17,596
	Nantex Industry Co. Ltd.	38,000	44,008
	Nanya Technology Corp.	18,000	41,536
	National Aerospace Fasteners Corp.	11,000	33,687
	New Best Wire Industrial Co. Ltd.	11,000	11,946
	Nexcom International Co. Ltd.	16,000	32,450
	Nichidenbo Corp.	18,000	30,558
	Nien Hsing Textile Co. Ltd.	23,000	14,462
	Niko Semiconductor Co. Ltd.	8,000	13,292
	Nishoku Technology, Inc.	4,000	10,506
	O-Bank Co. Ltd.	208,909	66,456
*	Optimax Technology Corp.	17,000	13,488
	Orient Semiconductor Electronics Ltd.	37,000	53,171
	Oriental Union Chemical Corp.	67,000	46,749
	Pacific Construction Co.	32,000	9,347
	Paiho Shih Holdings Corp.	10,500	7,049
	Pan Jit International, Inc.	34,000	78,951
	Pan-International Industrial Corp.	76,000	100,791
*	PChome Online, Inc.	35,000	50,354
	PCL Technologies, Inc.	7,000	20,209
	Pegatron Corp.	366,000	891,249
*††	Pharmally International Holding Co. Ltd.	7,000	0

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Phison Electronics Corp.	26,000	$338,995
	Pixart Imaging, Inc.	26,000	95,649
	Pou Chen Corp.	402,000	400,020
	Powerchip Semiconductor Manufacturing Corp.	458,000	437,787
	Powertech Technology, Inc.	120,000	422,941
	President Securities Corp.	131,539	85,354
	Primax Electronics Ltd.	68,000	139,792
	Prince Housing & Development Corp.	218,000	79,447
	Promate Electronic Co. Ltd.	25,000	36,063
	Prosperity Dielectrics Co. Ltd.	13,000	16,779
	Qisda Corp.	235,000	373,216
	QST International Corp.	16,500	32,139
	Qualipoly Chemical Corp.	15,000	17,452
	Quang Viet Enterprise Co. Ltd.	5,000	19,676
	Quanta Storage, Inc.	33,000	113,085
	Quintain Steel Co. Ltd.	47,380	25,723
	Radiant Opto-Electronics Corp.	69,000	264,976
	Radium Life Tech Co. Ltd.	141,320	40,661
	Rechi Precision Co. Ltd.	61,000	46,181
*	Rexon Industrial Corp. Ltd.	8,000	9,082
	Rich Development Co. Ltd.	145,000	44,349
*	Ritek Corp.	142,121	41,426
*††	Roo Hsing Co. Ltd.	118,000	14,681
	Ruentex Development Co. Ltd.	245,000	278,006
	Ruentex Industries Ltd.	114,071	225,327
	Sampo Corp.	43,200	38,178
	San Fang Chemical Industry Co. Ltd.	20,000	15,092
	San Far Property Ltd.	27,272	12,326
	Sanyang Motor Co. Ltd.	14,000	35,223
*	Savior Lifetec Corp.	32,000	17,588
	Senao International Co. Ltd.	10,000	11,303
	Sercomm Corp.	11,000	42,856
#	Sesoda Corp.	27,776	30,201
	Shan-Loong Transportation Co. Ltd.	14,000	14,654
	Sheng Yu Steel Co. Ltd.	27,000	21,122
	ShenMao Technology, Inc.	16,000	34,821
	Shih Her Technologies, Inc.	7,000	15,607
	Shih Wei Navigation Co. Ltd.	81,191	50,683
	Shihlin Electric & Engineering Corp.	31,000	146,392
*	Shin Kong Financial Holding Co. Ltd.	2,555,698	784,441
	Shin Ruenn Development Co. Ltd.	15,000	22,413
	Shin Zu Shing Co. Ltd.	23,000	62,170
*	Shining Building Business Co. Ltd.	68,330	22,419
	Shinkong Insurance Co. Ltd.	38,000	65,421
	Shinkong Synthetic Fibers Corp.	201,000	109,748
	Shinkong Textile Co. Ltd.	27,000	38,934
	ShunSin Technology Holding Ltd.	6,000	19,415
*	Shuttle, Inc.	55,000	27,456
	Sigurd Microelectronics Corp.	72,726	122,641
#	Silicon Integrated Systems Corp.	74,800	48,242
	Simplo Technology Co. Ltd.	28,000	274,067
	Sincere Navigation Corp.	48,410	29,086
	Singatron Enterprise Co. Ltd.	15,000	15,662
	Sinon Corp.	70,000	80,931
	SinoPac Financial Holdings Co. Ltd.	165,187	98,095
	Sinphar Pharmaceutical Co. Ltd.	11,000	11,339
	Sinyi Realty, Inc.	11,000	10,161
	Siward Crystal Technology Co. Ltd.	28,000	31,024
	Soft-World International Corp.	8,000	25,723

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solar Applied Materials Technology Corp.	69,000	$82,620
	Solomon Technology Corp.	48,000	61,006
	Solteam, Inc.	9,598	12,852
	Sports Gear Co. Ltd.	23,000	46,847
	St Shine Optical Co. Ltd.	8,000	55,082
	Standard Chemical & Pharmaceutical Co. Ltd.	8,000	16,409
	Standard Foods Corp.	44,000	55,612
	Sunplus Technology Co. Ltd.	81,000	79,511
	Sunrex Technology Corp.	30,000	40,509
	Sunspring Metal Corp.	14,177	10,042
	Supreme Electronics Co. Ltd.	69,657	107,150
	Swancor Holding Co. Ltd.	10,000	28,109
	Sweeten Real Estate Development Co. Ltd.	32,632	27,021
	Syncmold Enterprise Corp.	17,000	31,287
	Synmosa Biopharma Corp.	14,969	20,637
	Synnex Technology International Corp.	220,000	414,641
	Systex Corp.	22,000	82,480
	T3EX Global Holdings Corp.	10,000	23,030
	TA Chen Stainless Pipe	298,654	375,803
#	Ta Ya Electric Wire & Cable	132,535	159,331
	Tah Hsin Industrial Corp.	5,720	12,901
	TA-I Technology Co. Ltd.	20,000	28,927
	Taichung Commercial Bank Co. Ltd.	670,906	318,481
	Taiflex Scientific Co. Ltd.	39,000	52,253
	Taimide Tech, Inc.	9,000	14,149
	Tainan Spinning Co. Ltd.	207,000	102,523
	Tai-Saw Technology Co. Ltd.	22,000	19,546
	Taishin Financial Holding Co. Ltd.	647,636	376,769
	TaiSol Electronics Co. Ltd.	16,000	34,713
	Taisun Enterprise Co. Ltd.	22,000	18,343
	TAI-TECH Advanced Electronics Co. Ltd.	8,000	29,715
	Taiwan Business Bank	1,108,105	508,751
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,791	15,800
	Taiwan Fertilizer Co. Ltd.	132,000	269,814
*	Taiwan Fire & Marine Insurance Co. Ltd.	54,000	39,524
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	53,088
*	Taiwan Glass Industry Corp.	162,000	111,409
	Taiwan Hon Chuan Enterprise Co. Ltd.	45,000	154,318
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	13,000	16,700
††	Taiwan Land Development Corp.	217,000	3,470
	Taiwan Navigation Co. Ltd.	66,000	58,007
	Taiwan Paiho Ltd.	47,000	86,678
	Taiwan PCB Techvest Co. Ltd.	53,000	73,291
	Taiwan Sanyo Electric Co. Ltd.	12,000	14,785
	Taiwan Shin Kong Security Co. Ltd.	51,510	65,900
	Taiwan Surface Mounting Technology Corp.	46,000	132,599
*	Taiwan TEA Corp.	91,000	83,927
	Taiwan Union Technology Corp.	54,000	215,079
	Taiwan-Asia Semiconductor Corp.	49,000	84,293
	Taiyen Biotech Co. Ltd.	15,000	16,689
*	Tatung Co. Ltd.	33,000	52,071
	TBI Motion Technology Co. Ltd.	9,000	11,172
	Te Chang Construction Co. Ltd.	13,000	35,389
	Teco Electric & Machinery Co. Ltd.	296,000	507,497
	Test Research, Inc.	19,000	36,948
	Test Rite International Co. Ltd.	46,000	29,360
	Thinking Electronic Industrial Co. Ltd.	9,000	45,929
	Thye Ming Industrial Co. Ltd.	22,400	38,155
	Ton Yi Industrial Corp.	154,000	87,355

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Hsing Electronic Industries Ltd.	25,600	$128,769
	Tong Yang Industry Co. Ltd.	87,000	168,303
	Tong-Tai Machine & Tool Co. Ltd.	18,000	11,694
	Top Union Electronics Corp.	33,334	38,124
	Topco Technologies Corp.	6,000	13,165
	Topkey Corp.	5,000	27,238
	Topoint Technology Co. Ltd.	17,000	18,291
	Toung Loong Textile Manufacturing	37,740	29,468
	TPK Holding Co. Ltd.	61,000	76,111
	Transcend Information, Inc.	39,000	88,440
	Tripod Technology Corp.	70,000	376,799
	TSRC Corp.	97,000	77,547
	TST Group Holding Ltd.	4,800	24,472
*	Tul Corp.	6,000	17,442
	Tung Ho Steel Enterprise Corp.	77,850	138,615
	TXC Corp.	8,000	22,542
	TYC Brother Industrial Co. Ltd.	38,000	40,346
*	Tycoons Group Enterprise	91,000	26,186
	Tyntek Corp.	52,000	35,818
	UDE Corp.	8,000	16,741
	U-Ming Marine Transport Corp.	69,000	93,589
	Union Bank Of Taiwan	390,863	193,546
	Unitech Computer Co. Ltd.	19,000	20,995
*	Unitech Printed Circuit Board Corp.	107,876	60,745
*	United Orthopedic Corp.	11,000	25,617
*	United Renewable Energy Co. Ltd.	92,000	52,198
*††	Unity Opto Technology Co. Ltd.	46,000	0
	Universal Cement Corp.	70,040	65,137
	UPC Technology Corp.	149,316	79,764
	USI Corp.	120,000	89,081
	Utechzone Co. Ltd.	4,000	10,359
	Ve Wong Corp.	24,000	32,434
	Ventec International Group Co. Ltd., Class C	5,000	13,237
	Wafer Works Corp.	74,000	100,247
	Wah Lee Industrial Corp.	33,660	86,768
	Walsin Lihwa Corp.	437,607	558,617
	Walsin Technology Corp.	58,000	175,327
	Walton Advanced Engineering, Inc.	49,000	22,790
	Wan Hai Lines Ltd.	120,000	192,879
	Wei Chuan Foods Corp.	66,000	41,649
	Weikeng Industrial Co. Ltd.	69,946	77,001
	Well Shin Technology Co. Ltd.	9,000	14,106
	Winbond Electronics Corp.	546,000	511,781
	Winstek Semiconductor Co. Ltd.	6,000	16,131
	Wisdom Marine Lines Co. Ltd.	84,221	122,361
	Wistron Corp.	143,000	645,464
	Wistron NeWeb Corp.	44,000	156,517
	WPG Holdings Ltd.	295,000	474,141
	WT Microelectronics Co. Ltd.	78,000	170,461
	WUS Printed Circuit Co. Ltd.	28,350	40,568
	Xxentria Technology Materials Corp.	20,900	47,132
	Ya Horng Electronic Co. Ltd.	7,000	10,980
	Yageo Corp.	1	15
	Yang Ming Marine Transport Corp.	275,000	407,937
	YC INOX Co. Ltd.	70,973	61,943
	Yea Shin International Development Co. Ltd.	42,881	33,841
	Yem Chio Co. Ltd.	82,065	38,791
	Yeong Guan Energy Technology Group Co. Ltd.	15,639	28,840
	YFC-Boneagle Electric Co. Ltd.	14,596	11,680

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	YFY, Inc.	188,000	$220,682
	Yi Jinn Industrial Co. Ltd.	23,000	12,736
	Yieh Phui Enterprise Co. Ltd.	174,069	82,997
	YONGGU Group, Inc.	1,000	1,219
	Yonyu Plastics Co. Ltd.	12,000	12,168
	Youngtek Electronics Corp.	21,000	45,498
	Yuanta Futures Co. Ltd.	25,944	44,616
	Yuen Chang Stainless Steel Co. Ltd., Class C	14,000	8,054
	Yuen Foong Yu Consumer Products Co. Ltd.	29,000	35,288
	Yulon Motor Co. Ltd.	104,886	274,322
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,244
	YungShin Global Holding Corp.	20,000	27,823
	Zeng Hsing Industrial Co. Ltd.	7,520	25,396
	Zenitron Corp.	27,000	26,881
	Zhen Ding Technology Holding Ltd.	116,000	388,720
	Zig Sheng Industrial Co. Ltd.	68,000	21,573
*	Zinwell Corp.	56,000	37,783
	Zippy Technology Corp.	8,000	13,409
	Zyxel Group Corp.	35,930	61,980
TOTAL TAIWAN			43,126,145
THAILAND — (2.1%)
	AAPICO Hitech PCL	68,970	66,998
*	Absolute Clean Energy PCL	428,400	23,405
	AEON Thana Sinsap Thailand PCL	15,900	72,465
	AJ Plast PCL	46,900	12,126
	Allianz Ayudhya Capital PCL	11,100	12,566
	Alucon PCL	2,100	11,105
	Amata Corp. PCL	119,300	81,906
	AP Thailand PCL	470,400	167,663
	Asia Plus Group Holdings PCL	195,300	16,318
	Asia Sermkij Leasing PCL, NVDR	43,200	30,921
	Bangchak Corp. PCL	189,300	211,539
*	Bangkok Airways PCL	71,400	32,124
	Bangkok Commercial Asset Management PCL	285,100	91,622
	Bangkok Insurance PCL	15,820	142,353
	Bangkok Land PCL	2,708,100	64,085
	Bangkok Life Assurance PCL, NVDR	79,400	56,136
	Banpu PCL	1,205,200	343,299
*	Better World Green PCL	535,300	10,165
	Cal-Comp Electronics Thailand PCL, Class F	672,321	38,891
	CH Karnchang PCL	178,300	111,995
	CIMB Thai Bank PCL	129,100	2,753
	Dhipaya Group Holdings PCL	85,600	108,161
	Don Muang Tollway PCL	41,800	15,387
	Eastern Polymer Group PCL, Class F	73,800	14,230
*	Eastern Power Group PCL	78,800	6,860
	Eastern Water Resources Development & Management PCL, Class F	91,200	12,416
	Esso Thailand PCL	127,900	35,311
	Frasers Property Thailand PCL	79,285	34,282
	GFPT PCL	94,100	33,265
	Global Green Chemicals PCL, Class F	42,800	14,755
	Gunkul Engineering PCL	238,500	24,109
	Hana Microelectronics PCL	89,300	132,403
	ICC International PCL	9,300	12,091
	Ichitan Group PCL	52,400	22,504
	Index Livingmall PCL	26,600	17,796
	Interlink Communication PCL	59,900	12,600
	IRPC PCL	2,002,300	142,734

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Italian-Thai Development PCL	664,700	$27,770
	Jaymart Group Holdings PCL	46,600	23,144
	JMT Network Services PCL	52,900	59,888
	KGI Securities Thailand PCL	258,200	34,850
	Khon Kaen Sugar Industry PCL	300,000	26,820
	Kiatnakin Phatra Bank PCL	35,100	56,913
	Lalin Property PCL	79,100	20,221
	Lanna Resources PCL	55,400	25,896
*	Loxley PCL	304,700	15,934
	LPN Development PCL	199,200	24,326
	Major Cineplex Group PCL	30,600	13,678
*	Master Ad PCL	1,012,300	14,492
	MBK PCL	146,510	70,197
	MCS Steel PCL	107,500	20,414
*	MDX PCL	108,200	10,115
	Noble Development PCL	116,100	14,246
	Northeast Rubber PCL	127,600	17,521
*	Nusasiri PCL	1,194,500	17,449
	Origin Property PCL, Class F	71,000	21,780
	Polyplex Thailand PCL	55,700	23,758
	Precious Shipping PCL	202,500	55,611
	Prima Marine PCL	103,800	20,318
	Property Perfect PCL	1,420,230	15,352
	Pruksa Holding PCL	134,700	51,946
	PTG Energy PCL	34,000	10,728
	Quality Houses PCL	1,354,650	90,234
*	Rabbit Holdings PCL, Class F	3,636,500	56,308
*	Raimon Land PCL	907,600	13,788
	Ratchthani Leasing PCL	503,500	47,072
	Regional Container Lines PCL	38,500	26,995
	Rojana Industrial Park PCL	217,500	35,902
*	S Hotels & Resorts PCL	177,900	14,865
	Saha Pathana Inter-Holding PCL	22,100	44,712
	Saha Pathanapibul PCL	16,100	29,751
	Saha-Union PCL	21,500	19,315
	Sansiri PCL	2,570,400	150,190
	SC Asset Corp. PCL	297,500	39,981
*	Seven Utilities & Power PLC	400,500	4,797
	Siam City Cement PCL	13,000	52,032
	Siamgas & Petrochemicals PCL	137,400	32,916
	Singha Estate PCL	169,800	6,052
	Sino-Thai Engineering & Construction PCL	207,400	66,046
*	SKY ICT PCL, Class F	37,590	30,750
	SNC Former PCL	24,100	7,182
	Somboon Advance Technology PCL	53,100	29,941
	SPCG PCL	96,900	35,953
	Sri Trang Agro-Industry PCL	126,151	60,074
	Sri Trang Gloves Thailand PCL	206,700	43,479
	Srivichai Vejvivat PCL	31,800	7,339
	Star Petroleum Refining PCL	270,900	69,251
*	STP & I PCL	174,900	19,621
	Supalai PCL	281,600	174,412
*	Super Energy Corp. PCL	2,236,200	32,666
	Susco PCL	78,400	8,291
	Tata Steel Thailand PCL	557,900	13,691
*	Thai Reinsurance PCL	381,800	10,150
	Thai Stanley Electric PCL, NVDR	4,800	27,766
	Thai Union Group PCL, Class F	413,300	164,215
	Thai Vegetable Oil PCL	29,900	22,057

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thaicom PCL	118,200	$45,583
	Thaifoods Group PCL, Class F	73,800	8,624
	Thanachart Capital PCL	53,000	77,420
	Thoresen Thai Agencies PCL	239,200	44,376
	Tipco Asphalt PCL	126,700	65,888
	Tisco Financial Group PCL	33,500	98,360
	TKS Technologies PCL	52,250	13,433
	TMT Steel PCL	57,900	12,264
	TPI Polene PCL	1,283,800	54,009
	TPI Polene Power PCL	312,601	30,321
*	Unique Engineering & Construction PCL	199,000	16,279
	Univanich Palm Oil PCL	72,000	19,668
	WHA Corp. PCL	1,213,300	175,816
	Workpoint Entertainment PCL	55,300	24,557
TOTAL THAILAND			5,107,098
TURKEY — (1.2%)
	Aksa Enerji Uretim AS	23,710	34,811
	Alarko Holding AS	45,997	177,791
*	Albaraka Turk Katilim Bankasi AS	207,057	26,209
*	Anadolu Anonim Turk Sigorta Sirketi	38,526	32,707
	Anadolu Efes Biracilik Ve Malt Sanayii AS	37,053	123,836
	Anadolu Hayat Emeklilik AS	10,998	11,421
	Aygaz AS	14,660	64,605
	Bera Holding AS	105,274	58,172
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,144	93,997
*	Bursa Cimento Fabrikasi AS	89,116	25,410
	Cemtas Celik Makina Sanayi Ve Ticaret AS	16,385	6,934
	Cimsa Cimento Sanayi VE Ticaret AS	9,985	69,880
	Coca-Cola Icecek AS	13,326	155,772
	Deva Holding AS	5,945	13,266
	Dogan Sirketler Grubu Holding AS	238,931	117,888
	Dogus Otomotiv Servis ve Ticaret AS	4,611	42,367
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	46,993	74,316
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,687	10,441
	Esenboga Elektrik Uretim AS	5,702	17,896
*	Global Yatirim Holding AS	66,232	31,768
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	50,861	31,692
	GSD Holding AS	257,244	49,747
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	18,922	34,688
*	Is Finansal Kiralama AS	66,301	28,209
	Is Yatirim Menkul Degerler AS, Class A	38,885	32,021
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,160	58,592
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	26,778	21,236
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	144,418	135,717
	Kordsa Teknik Tekstil AS	15,454	51,781
	Koza Altin Isletmeleri AS	26,852	27,908
*	Koza Anadolu Metal Madencilik Isletmeleri AS	26,709	60,389
*	NET Holding AS	83,578	46,596
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	191,537	84,882
*	Pegasus Hava Tasimaciligi AS	5,287	165,282
*	Peker Gayrimenkul Yatirim Ortakligi AS	85,830	46,002
*	Petkim Petrokimya Holding AS	169,572	113,148
	Polisan Holding AS	34,532	15,354
#	Sekerbank Turk AS	259,133	29,954
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	26,314	43,183
*	TAV Havalimanlari Holding AS	36,389	151,676
	Tekfen Holding AS	30,662	51,015
*	Turk Telekomunikasyon AS	44,828	35,445

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Turkiye Halk Bankasi AS	81,958	$43,879
	Turkiye Petrol Rafinerileri AS	3	10
*	Turkiye Sinai Kalkinma Bankasi AS	279,313	63,100
*	Turkiye Vakiflar Bankasi TAO, Class D	53,496	23,984
*	Ulker Biskuvi Sanayi AS	28,413	41,219
*	Vestel Elektronik Sanayi ve Ticaret AS	27,153	62,118
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	18,533	24,355
	Ziraat Gayrimenkul Yatirim Ortakligi AS	90,035	16,706
*	Zorlu Enerji Elektrik Uretim AS	371,428	59,293
TOTAL TURKEY			2,838,668
UNITED ARAB EMIRATES — (2.1%)
	Abu Dhabi Commercial Bank PJSC	120,058	287,050
	Abu Dhabi National Hotels	86,288	199,320
	Abu Dhabi National Insurance Co. PSC	28,687	45,924
	Agthia Group PJSC	50,465	72,811
*	AL Seer Marine Supplies & Equipment Co. LLC	7,781	16,593
	Aldar Properties PJSC	236,757	333,187
	Amanat Holdings PJSC	183,087	52,342
*	Amlak Finance PJSC	113,599	28,460
*	Bank of Sharjah	63,601	9,334
	Dana Gas PJSC	735,609	196,109
*	Deyaar Development PJSC	265,756	52,809
	Dubai Investments PJSC	365,014	241,590
	Dubai Islamic Bank PJSC	336,193	526,495
	Emaar Development PJSC	174,367	300,962
	Emaar Properties PJSC	1,084,040	1,994,685
*	EMSTEEL Building Materials PJSC	174,800	75,676
*	Eshraq Investments PJSC	292,261	46,393
*	Manazel PJSC	286,170	43,394
*	Multiply Group PJSC	151,742	133,428
	National Bank of Ras Al-Khaimah PSC	106,807	174,648
	Orascom Construction PLC	3,812	12,176
*	RAK Properties PJSC	262,778	84,425
	Ras Al Khaimah Ceramics	86,789	63,560
*	Shuaa Capital PSC	275,704	30,938
*	Union Properties PJSC	680,886	75,608
TOTAL UNITED ARAB EMIRATES			5,097,917
TOTAL COMMON STOCKS			238,950,038
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
*	Alpargatas SA	34,734	70,735
	Banco ABC Brasil SA, 8.291%	24,835	98,211
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	45,500	140,385
	Banco Pan SA, 2.703%	58,481	115,014
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	9,800	105,176
	Eucatex SA Industria e Comercio, 6.083%	6,900	18,954
	Marcopolo SA, 5.813%	102,594	113,469
	Raizen SA, 5.623%	20,770	18,272
	Randon SA Implementos e Participacoes, 4.114%	40,000	105,229
	Schulz SA, 4.413%	15,200	21,601
	Taurus Armas SA, 8.725%	19,900	62,493
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	84,003	128,436
TOTAL BRAZIL			997,975

Emerging Markets Targeted Value Portfolio
CONTINUED
		Shares	Value»

INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	104,168	$12,918
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	21,128	13,810
TOTAL PREFERRED STOCKS			1,024,703
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	1,218	1,082
*	Diagnosticos da America SA Warrants 04/30/25	583	378
TOTAL BRAZIL			1,460
CAYMAN ISLANDS — (0.0%)
*	Ruifeng Renew Rates Rights 08/02/23	210,000	1,723
TAIWAN — (0.0%)
*	PChome Online, Inc. Rights	3,574	574
*	Shih Wei Navigation Co. Ltd. Rights	3,518	174
TOTAL TAIWAN			748
THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/24	89,217	0
*	Nusa W5 Warrants 06/13/24	238,900	0
TOTAL RIGHTS/WARRANTS			3,931
TOTAL INVESTMENT SECURITIES (Cost $215,097,546)			239,978,672

			Value
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	17,738	205,177
TOTAL INVESTMENTS — (100.0%)
(Cost $215,302,707)^^			$240,183,849
As of July 31, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	7	09/15/23	$1,536,428	$1,615,075	$78,647
Total Futures Contracts			$1,536,428	$1,615,075	$78,647
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$10,966,819	$361,456	—	$11,328,275
Chile	—	769,094	—	769,094
China	2,879,091	49,670,917	$330,804	52,880,812

Emerging Markets Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$115,066	—	—	$115,066
Greece	—	$1,480,394	—	1,480,394
India	867,209	44,027,739	$58,480	44,953,428
Indonesia	—	4,954,287	4,844	4,959,131
Kuwait	922,200	257,560	—	1,179,760
Malaysia	—	3,992,547	—	3,992,547
Mexico	6,036,115	407,626	—	6,443,741
Philippines	—	1,578,175	12,485	1,590,660
Poland	—	2,505,889	—	2,505,889
Qatar	—	2,189,014	—	2,189,014
Saudi Arabia	21,600	10,633,649	—	10,655,249
South Africa	202,817	7,323,545	—	7,526,362
South Korea	332,732	29,835,275	42,781	30,210,788
Taiwan	—	43,107,994	18,151	43,126,145
Thailand	4,979,031	128,067	—	5,107,098
Turkey	—	2,838,668	—	2,838,668
United Arab Emirates	—	5,097,917	—	5,097,917
Preferred Stocks
Brazil	997,975	—	—	997,975
India	12,918	—	—	12,918
Philippines	—	13,810	—	13,810
Rights/Warrants
Brazil	—	1,460	—	1,460
Cayman Islands	—	1,723	—	1,723
Taiwan	—	748	—	748
Securities Lending Collateral	—	205,177	—	205,177
Futures Contracts**	78,647	—	—	78,647
TOTAL	$28,412,220	$211,382,731	$467,545˂˃	$240,262,496
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Global Sustainability Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (1.0%)
	Federal Home Loan Bank Discount Notes
∞	5.576%, 02/26/24		2,000	$1,942,747
	Federal National Mortgage Association
	6.210%, 08/06/38		5,000	5,951,583
	TOTAL AGENCY OBLIGATIONS			7,894,330
BONDS — (89.9%)
AUSTRALIA — (5.1%)
	ASB Bank Ltd.
	0.250%, 09/08/28	EUR	1,000	909,691
	Australia Government Bond
	2.750%, 06/21/35	AUD	2,300	1,346,764
	Macquarie Group Ltd.
	0.625%, 02/03/27	EUR	1,250	1,212,928
	National Australia Bank Ltd.
	1.375%, 08/30/28	EUR	1,800	1,772,874
	New South Wales Treasury Corp.
	1.500%, 02/20/32	AUD	7,900	4,135,456
Queensland Treasury Corp.
	1.750%, 08/21/31	AUD	6,000	3,290,219
	1.750%, 07/20/34	AUD	10,000	4,975,113
	South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	2,500	1,327,772
Treasury Corp. of Victoria
	1.500%, 09/10/31	AUD	4,500	2,390,429
	2.250%, 09/15/33	AUD	2,000	1,066,693
	2.250%, 11/20/34	AUD	19,900	10,256,441
	2.000%, 09/17/35	AUD	4,800	2,336,082
	2.000%, 11/20/37	AUD	7,500	3,416,234
	Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	2,500	1,283,361
	TOTAL AUSTRALIA			39,720,057
BELGIUM — (2.3%)
	Anheuser-Busch InBev Worldwide, Inc.
	4.950%, 01/15/42		1,000	971,900
Dexia Credit Local SA
	0.250%, 12/10/26	GBP	2,000	2,162,613
	1.000%, 10/18/27	EUR	1,250	1,251,003
Δ	0.000%, 01/21/28	EUR	11,000	10,451,877
			Face Amount^	Value†
			(000)

BELGIUM — (Continued)
	Kingdom of Belgium Government Bond
	1.450%, 06/22/37	EUR	3,750	$3,276,781
	TOTAL BELGIUM			18,114,174
CANADA — (11.4%)
	Alimentation Couche-Tard, Inc.
	1.875%, 05/06/26	EUR	800	829,806
	Bank of Montreal
	2.700%, 09/11/24	CAD	3,000	2,208,008
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.710%, FRN, 5.914%, 12/12/24		328	328,140
(r)	SOFR + 1.330%, FRN, 6.411%, 06/05/26		4,000	4,026,638
	Bank of Nova Scotia
	2.150%, 08/01/31		3,600	2,870,673
	Bank of Nova Scotia, Floating Rate Note, SOFR + 1.090%, FRN
(r)	6.168%, 06/12/25		1,000	1,002,975
	Bell Telephone Co. of Canada or Bell Canada
	3.000%, 03/17/31	CAD	3,000	1,953,202
	Brookfield Finance, Inc.
	4.850%, 03/29/29		2,800	2,697,338
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	13,250	9,852,317
	CDP Financial, Inc.
	3.150%, 07/24/24		3,000	2,926,085
CPPIB Capital, Inc.
	0.375%, 06/20/24	EUR	2,000	2,133,251
	1.500%, 03/04/33	EUR	9,650	8,900,306
Fairfax Financial Holdings Ltd.
Ω	2.750%, 03/29/28	EUR	884	886,533
Ontario Teachers' Finance Trust
	1.125%, 05/15/26	GBP	2,800	3,185,623
	0.100%, 05/19/28	EUR	9,000	8,410,881
	0.050%, 11/25/30	EUR	6,000	5,109,048
	1.850%, 05/03/32	EUR	10,600	10,131,388
	Ontario, Province of Canada
	2.250%, 05/26/26	GBP	2,800	3,296,946
Province of Ontario Canada
	0.250%, 12/15/26	GBP	1,199	1,297,185
	0.250%, 06/09/31	EUR	4,400	3,793,765

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Royal Bank of Canada
	2.125%, 04/26/29	EUR	2,500	$2,499,940
Royal Bank of Canada, Floating Rate Note, SOFR + 0.340%, FRN
(r)	5.616%, 10/07/24		1,500	1,493,845
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	6,500	4,824,389
	2.875%, 04/05/27	GBP	2,500	2,876,275
	4.456%, 06/08/32		1,800	1,694,669
TOTAL CANADA				89,229,226
DENMARK — (1.0%)
Danske Bank AS
Ω	4.375%, 06/12/28		1,000	932,608
Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	36,000	5,088,040
Kommunekredit
	0.010%, 05/04/34	EUR	2,400	1,875,200
TOTAL DENMARK				7,895,848
FINLAND — (2.0%)
Kuntarahoitus Oyj
	1.125%, 06/19/25	GBP	6,260	7,382,309
	0.050%, 09/10/35	EUR	2,300	1,739,109
Nordea Bank Abp
	0.500%, 11/02/28	EUR	7,500	6,905,000
TOTAL FINLAND				16,026,418
FRANCE — (9.3%)
Action Logement Services
	1.375%, 04/13/32	EUR	2,000	1,866,758
	0.500%, 10/30/34	EUR	4,100	3,251,405
Agence Francaise de Developpement EPIC
	1.375%, 07/05/32	EUR	600	561,123
	1.500%, 10/31/34	EUR	2,800	2,546,625
	0.500%, 05/31/35	EUR	4,600	3,618,948
	0.375%, 05/25/36	EUR	500	369,959
	1.125%, 03/02/37	EUR	2,500	2,024,483
Banque Federative du Credit Mutuel SA
	0.625%, 02/21/31	EUR	600	509,959
BNP Paribas SA
Ω	4.400%, 08/14/28		2,000	1,903,090
	5.750%, 06/13/32	GBP	2,800	3,503,781
BPCE SA
	2.375%, 04/26/32	EUR	7,000	6,755,251
Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		7,000	6,701,870
Credit Agricole SA
	0.375%, 04/20/28	EUR	500	467,986
	0.875%, 01/14/32	EUR	2,200	1,891,126
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Dexia Credit Local SA
Δ	0.000%, 05/29/24	EUR	1,000	$1,065,319
Ile-de-France Mobilites
	0.400%, 05/28/31	EUR	3,100	3,073,400
	0.200%, 11/16/35	EUR	4,000	2,959,415
Orange SA
	8.125%, 01/28/33	EUR	500	738,313
SNCF Reseau
	5.000%, 10/10/33	EUR	3,000	3,713,548
	5.250%, 01/31/35	GBP	5,870	7,647,405
	0.750%, 05/25/36	EUR	1,500	1,173,402
Societe Generale SA
	1.375%, 01/13/28	EUR	900	879,691
Ω	4.750%, 09/14/28		700	665,229
	0.875%, 09/24/29	EUR	1,500	1,343,397
Ω	3.000%, 01/22/30		1,600	1,342,734
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	1,600	2,040,188
	0.625%, 04/17/30	EUR	3,000	2,759,117
Unedic Asseo
	0.250%, 07/16/35	EUR	4,800	3,703,293
Vinci SA
	2.750%, 09/15/34	GBP	3,800	3,897,188
TOTAL FRANCE				72,974,003
GERMANY — (3.6%)
BMW Finance NV
	1.500%, 02/06/29	EUR	1,400	1,392,451
	0.875%, 01/14/32	EUR	1,000	900,832
BMW U.S. Capital LLC
	1.000%, 04/20/27	EUR	900	900,065
Deutsche Bahn Finance GMBH
	1.875%, 02/13/26	GBP	500	588,877
	1.125%, 12/18/28	EUR	1,000	986,124
	0.875%, 07/11/31	EUR	4,000	3,669,912
	0.350%, 09/29/31	EUR	1,841	1,613,158
	0.750%, 07/16/35	EUR	500	401,670
	0.625%, 04/15/36	EUR	6,600	5,083,451
Deutsche Telekom International Finance BV
	2.000%, 12/01/29	EUR	500	508,640
FMS Wertmanagement
	2.750%, 01/30/24		264	260,254
JAB Holdings BV
	2.250%, 12/19/39	EUR	5,300	4,106,244
Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	4,250	5,155,616
Mercedes-Benz Group AG
	1.125%, 08/08/34	EUR	500	429,692
NRW Bank
	0.750%, 06/30/28	EUR	1,000	979,754
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41		250	187,992

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
State of North Rhine-Westphalia Germany
	0.625%, 12/16/24	GBP	500	$598,708
TOTAL GERMANY				27,763,440
HONG KONG — (0.6%)
Prudential Funding Asia PLC
	3.125%, 04/14/30		1,993	1,765,984
	3.625%, 03/24/32		3,500	3,116,336
TOTAL HONG KONG				4,882,320
ITALY — (0.3%)
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27		1,500	1,359,331
	1.750%, 07/04/29	EUR	800	765,460
TOTAL ITALY				2,124,791
JAPAN — (3.6%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		6,400	5,053,780
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	2,500	2,340,539
Japan Government Thirty Year Bond
	2.200%, 03/20/41	JPY	220,000	1,813,181
Japan Government Twenty Year Bond
	1.200%, 09/20/35	JPY	600,000	4,416,125
	0.400%, 03/20/36	JPY	215,000	1,435,444
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		1,000	928,632
	2.048%, 07/17/30		1,500	1,214,275
	4.153%, 03/07/39		2,000	1,777,234
	3.751%, 07/18/39		2,300	1,939,261
Mizuho Financial Group, Inc.
	2.839%, 09/13/26		600	551,127
Nomura Holdings, Inc.
	3.103%, 01/16/30		1,629	1,387,103
	2.679%, 07/16/30		1,000	814,158
Sumitomo Mitsui Financial Group, Inc.
	2.750%, 01/15/30		2,000	1,720,011
	2.222%, 09/17/31		1,000	794,422
	2.296%, 01/12/41		2,507	1,686,650
TOTAL JAPAN				27,871,942
NETHERLANDS — (4.4%)
BNG Bank NV
	2.625%, 02/27/24		5,000	4,912,661
	2.000%, 04/12/24	GBP	3,300	4,126,881
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
1.625%, 08/26/25	GBP	1,860	$2,198,622
3.300%, 04/26/29	AUD	3,000	1,866,748
Cooperatieve Rabobank UA
1.375%, 02/03/27	EUR	600	612,955
Heineken NV
1.375%, 01/29/27	EUR	1,000	1,023,096
ING Groep NV
3.950%, 03/29/27		1,500	1,432,025
1.375%, 01/11/28	EUR	900	893,263
JAB Holdings BV
3.375%, 04/17/35	EUR	1,200	1,173,211
Koninklijke KPN NV
5.750%, 09/17/29	GBP	3,288	4,140,821
Koninklijke Philips NV
1.375%, 05/02/28	EUR	800	789,281
Nederlandse Waterschapsbank NV
1.125%, 03/15/24		200	194,465
2.000%, 12/16/24	GBP	8,800	10,733,206
4.500%, 06/18/25	GBP	300	376,259
TOTAL NETHERLANDS			34,473,494
NEW ZEALAND — (0.2%)
New Zealand Local Government Funding Agency Bond
3.500%, 04/14/33	NZD	2,500	1,335,884
NORWAY — (0.8%)
Kommunalbanken AS
1.000%, 10/18/24	CAD	3,450	2,485,314
1.000%, 12/12/24	GBP	1,750	2,107,359
0.625%, 04/20/26	EUR	1,700	1,731,353
TOTAL NORWAY			6,324,026
SINGAPORE — (0.2%)
Optus Finance Pty. Ltd.
1.000%, 06/20/29	EUR	1,429	1,298,727
SPAIN — (0.6%)
Banco Santander SA
1.375%, 01/05/26	EUR	900	928,107
3.490%, 05/28/30		400	351,721
Santander UK Group Holdings PLC
3.625%, 01/14/26	GBP	400	477,528
Telefonica Emisiones SA
5.375%, 02/02/26	GBP	600	757,634
7.045%, 06/20/36		2,300	2,512,529
TOTAL SPAIN			5,027,519
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.1%)
African Development Bank
1.125%, 06/18/25	GBP	2,382	2,815,116
3.350%, 08/08/28	AUD	2,200	1,387,664

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank
	1.625%, 03/15/24		278	$271,388
	2.350%, 06/21/27	JPY	800,000	6,113,535
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.150%, 10/10/34	EUR	1,020	798,871
	European Financial Stability Facility
	0.875%, 04/10/35	EUR	1,100	934,593
European Investment Bank
	2.150%, 01/18/27	JPY	590,000	4,434,430
	0.050%, 10/13/34	EUR	500	390,226
	0.010%, 11/15/35	EUR	5,000	3,730,396
	European Union
	0.200%, 06/04/36	EUR	4,100	3,080,283
	Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,500	1,817,716
	International Bank for Reconstruction & Development
	1.200%, 08/08/34	EUR	1,300	1,168,686
	International Development Association
	0.350%, 04/22/36	EUR	2,280	1,765,582
International Finance Corp.
	1.250%, 02/06/31	AUD	1,053	547,851
	1.500%, 04/15/35	AUD	5,300	2,428,970
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			31,685,307
SWEDEN — (0.9%)
	Kommuninvest I Sverige AB
	1.375%, 05/08/24		200	193,628
	Svenska Handelsbanken AB
	0.500%, 02/18/30	EUR	5,500	4,821,087
	Svenska Handelsbanken AB, Floating Rate Note, SOFR + 1.250%, FRN
(r)Ω	6.328%, 06/15/26		1,000	1,006,600
	Swedbank AB
	0.200%, 01/12/28	EUR	800	739,981
	TOTAL SWEDEN			6,761,296
SWITZERLAND — (0.3%)
UBS Group AG
	1.250%, 09/01/26	EUR	800	800,297
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	0.875%, 11/03/31	EUR	2,000	$1,647,624
	TOTAL SWITZERLAND			2,447,921
UNITED KINGDOM — (2.7%)
Barclays PLC
	4.375%, 01/12/26		1,000	966,596
	3.250%, 01/17/33	GBP	1,800	1,788,517
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	1,200	1,270,901
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	1,700	1,643,065
	Diageo Finance PLC
	1.500%, 10/22/27	EUR	500	507,615
	HSBC Holdings PLC
	4.950%, 03/31/30		1,500	1,468,556
	Lloyds Banking Group PLC
	1.500%, 09/12/27	EUR	900	898,363
LSEGA Financing PLC
Ω	2.500%, 04/06/31		3,700	3,067,551
Ω	3.200%, 04/06/41		750	559,573
	Motability Operations Group PLC
	3.625%, 03/10/36	GBP	2,000	2,173,758
	Nationwide Building Society
	3.250%, 01/20/28	GBP	700	815,489
	NatWest Group PLC
	4.800%, 04/05/26		200	194,721
	Network Rail Infrastructure Finance PLC
	4.750%, 01/22/24	GBP	2,800	3,576,288
	Unilever Finance Netherlands BV
	1.375%, 07/31/29	EUR	700	685,306
Vodafone Group PLC
	1.875%, 11/20/29	EUR	600	590,966
	1.625%, 11/24/30	EUR	750	711,653
	TOTAL UNITED KINGDOM			20,918,918
UNITED STATES — (36.5%)
Abbott Ireland Financing DAC
	1.500%, 09/27/26	EUR	800	826,933
	0.375%, 11/19/27	EUR	2,000	1,935,560
	AbbVie, Inc.
	2.125%, 06/01/29	EUR	800	806,633
	Advance Auto Parts, Inc.
	3.900%, 04/15/30		750	654,444
	American Express Co.
	3.000%, 10/30/24		1,000	969,655
	American International Group, Inc.
	1.875%, 06/21/27	EUR	800	812,311

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
American Tower Corp.
	3.950%, 03/15/29		1,000	$926,012
	0.950%, 10/05/30	EUR	700	608,772
	1.000%, 01/15/32	EUR	1,400	1,163,080
	4.050%, 03/15/32		1,875	1,694,194
	AmerisourceBergen Corp.
	2.800%, 05/15/30		3,300	2,864,905
Amgen, Inc.
#	2.300%, 02/25/31		2,100	1,742,052
	3.150%, 02/21/40		3,375	2,560,828
	2.800%, 08/15/41		3,500	2,475,537
	Amphenol Technologies Holding GmbH
	2.000%, 10/08/28	EUR	600	607,960
	Aon Global Ltd.
	2.875%, 05/14/26	EUR	500	531,444
	Apple, Inc.
	2.513%, 08/19/24	CAD	10,000	7,365,639
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	930,240
	Assurant, Inc.
	2.650%, 01/15/32		4,000	3,000,187
AT&T, Inc.
	2.750%, 06/01/31		2,000	1,660,519
	5.200%, 11/18/33	GBP	500	603,675
	3.500%, 06/01/41		2,500	1,861,432
Avnet, Inc.
	4.625%, 04/15/26		500	483,545
	3.000%, 05/15/31		4,350	3,486,008
	AXIS Specialty Finance PLC
	4.000%, 12/06/27		800	753,075
	Bank of America Corp.
	5.875%, 02/07/42		2,000	2,131,448
	Baxter International, Inc.
	1.300%, 05/15/29	EUR	500	474,386
	Biogen, Inc.
	2.250%, 05/01/30		2,400	1,982,817
	Block Financial LLC
	2.500%, 07/15/28		5,000	4,251,199
	Booking Holdings, Inc.
	1.800%, 03/03/27	EUR	500	514,490
	BorgWarner, Inc.
	1.000%, 05/19/31	EUR	2,900	2,491,253
	Bristol-Myers Squibb Co.
	4.125%, 06/15/39		3,000	2,694,659
Broadcom, Inc.
	4.300%, 11/15/32		1,000	912,252
Ω	3.469%, 04/15/34		4,000	3,280,837
Ω	3.137%, 11/15/35		1,000	767,176
Brown & Brown, Inc.
	4.500%, 03/15/29		1,000	945,199
	2.375%, 03/15/31		3,100	2,507,952
	Brown-Forman Corp.
	2.600%, 07/07/28	GBP	700	795,944
Capital One Financial Corp.
	3.800%, 01/31/28		700	648,659
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	1.650%, 06/12/29	EUR	2,800	$2,529,847
	Carrier Global Corp.
	3.377%, 04/05/40		4,500	3,465,167
	Choice Hotels International, Inc.
	3.700%, 12/01/29		500	443,717
Chubb INA Holdings, Inc.
	1.550%, 03/15/28	EUR	800	795,266
	0.875%, 12/15/29	EUR	1,833	1,674,240
	Cigna Group
	4.800%, 08/15/38		1,436	1,345,907
	Cisco Systems, Inc.
	5.500%, 01/15/40		434	459,466
	Citigroup, Inc.
	5.875%, 01/30/42		750	784,670
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,000	2,880,909
	Coca-Cola Co.
	0.950%, 05/06/36	EUR	1,500	1,207,548
	Comcast Corp.
	3.250%, 11/01/39		5,000	3,945,384
	Constellation Brands, Inc.
	3.150%, 08/01/29		1,000	901,795
	Cox Communications, Inc.
Ω	4.800%, 02/01/35		460	411,817
	DH Europe Finance Sarl
	1.200%, 06/30/27	EUR	800	805,167
	Discover Financial Services
	4.500%, 01/30/26		800	770,656
	Eaton Vance Corp.
	3.500%, 04/06/27		477	446,043
Elevance Health, Inc.
	4.625%, 05/15/42		4,000	3,618,763
	4.650%, 01/15/43		2,000	1,825,450
Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	519,579
	2.000%, 10/15/29	EUR	300	300,747
Equinix, Inc.
	3.200%, 11/18/29		2,700	2,379,441
	2.150%, 07/15/30		1,500	1,215,117
	Expedia Group, Inc.
	3.800%, 02/15/28		1,000	940,007
	Experian Finance PLC
Ω	2.750%, 03/08/30		3,500	2,982,187
FedEx Corp.
	1.625%, 01/11/27	EUR	700	717,049
	1.300%, 08/05/31	EUR	1,000	899,627
	4.900%, 01/15/34		594	582,322
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		1,300	1,141,319
	Fiserv, Inc.
	1.625%, 07/01/30	EUR	2,200	2,087,337
	Five Corners Funding Trust II
Ω	2.850%, 05/15/30		2,500	2,139,142

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Flex Ltd.
	4.875%, 06/15/29		1,000	$958,029
	4.875%, 05/12/30		1,500	1,447,690
	FMR LLC
Ω	4.950%, 02/01/33		1,250	1,174,942
	Fortune Brands Innovations, Inc.
	3.250%, 09/15/29		1,000	884,687
	Fox Corp.
	4.709%, 01/25/29		700	679,120
	GATX Corp.
	3.500%, 03/15/28		600	546,802
	General Dynamics Corp.
	4.250%, 04/01/40		1,000	909,813
General Motors Financial Co., Inc.
	0.600%, 05/20/27	EUR	500	481,276
	0.650%, 09/07/28	EUR	2,000	1,826,226
	3.100%, 01/12/32		2,000	1,634,548
Gilead Sciences, Inc.
	4.000%, 09/01/36		1,750	1,568,476
	2.600%, 10/01/40		600	430,834
	5.650%, 12/01/41		3,250	3,391,989
	GlaxoSmithKline Capital PLC
	1.000%, 09/12/26	EUR	800	814,075
	Global Payments, Inc.
	4.450%, 06/01/28		1,000	947,332
Goldman Sachs Group, Inc.
	3.125%, 07/25/29	GBP	500	551,664
	3.000%, 02/12/31	EUR	1,000	1,037,003
	0.750%, 03/23/32	EUR	2,271	1,893,299
	6.125%, 02/15/33		1,000	1,076,124
	6.250%, 02/01/41		1,000	1,072,972
	Harley-Davidson, Inc.
	3.500%, 07/28/25		1,000	965,407
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		1,400	1,153,135
	Healthcare Realty Holdings LP
	2.000%, 03/15/31		1,000	766,718
Home Depot, Inc.
	3.300%, 04/15/40		217	175,644
	5.400%, 09/15/40		1,000	1,025,006
	5.950%, 04/01/41		1,000	1,090,572
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	800	827,120
	HP, Inc.
	6.000%, 09/15/41		2,500	2,539,973
	Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	1,600	1,595,616
	Intel Corp.
	5.625%, 02/10/43		3,000	3,037,735
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
International Business Machines Corp.
	0.300%, 02/11/28	EUR	1,000	$948,961
	1.750%, 03/07/28	EUR	800	808,404
	2.850%, 05/15/40		2,900	2,102,499
	J M Smucker Co.
	4.250%, 03/15/35		1,400	1,264,266
	Jabil, Inc.
	3.000%, 01/15/31		2,800	2,377,922
	Johnson & Johnson
	2.100%, 09/01/40		5,000	3,502,772
JPMorgan Chase & Co.
	3.875%, 02/01/24		440	436,187
	3.500%, 12/18/26	GBP	400	480,118
#	5.500%, 10/15/40		3,300	3,421,754
	Juniper Networks, Inc.
	3.750%, 08/15/29		2,000	1,830,018
Kemper Corp.
	2.400%, 09/30/30		1,200	930,841
	3.800%, 02/23/32		1,000	821,623
	Kroger Co.
	7.500%, 04/01/31		600	680,294
	Lazard Group LLC
	4.375%, 03/11/29		2,600	2,448,297
Lear Corp.
	3.800%, 09/15/27		130	122,125
	4.250%, 05/15/29		500	472,034
	Legg Mason, Inc.
	4.750%, 03/15/26		900	888,621
	Leggett & Platt, Inc.
	4.400%, 03/15/29		500	477,450
Liberty Mutual Group, Inc.
	2.750%, 05/04/26	EUR	1,100	1,166,829
Ω	6.500%, 03/15/35		900	905,949
Lincoln National Corp.
	3.050%, 01/15/30		749	625,651
#	3.400%, 01/15/31		1,589	1,331,133
	7.000%, 06/15/40		1,373	1,426,593
	Loews Corp.
	4.125%, 05/15/43		5,500	4,585,490
	Mars, Inc.
Ω	3.600%, 04/01/34		1,200	1,069,508
	McDonald's Corp.
	1.750%, 05/03/28	EUR	800	813,514
	McKesson Corp.
	3.125%, 02/17/29	GBP	1,200	1,340,125
	Merck & Co., Inc.
	1.875%, 10/15/26	EUR	600	626,591
MetLife, Inc.
	6.500%, 12/15/32		500	549,245
	5.700%, 06/15/35		2,550	2,646,063
	5.875%, 02/06/41		2,000	2,068,977
Micron Technology, Inc.
	5.327%, 02/06/29		950	939,186
	4.663%, 02/15/30		800	757,961
	Mohawk Industries, Inc.
#	3.625%, 05/15/30		3,000	2,710,075

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Morgan Stanley
	1.375%, 10/27/26	EUR	800	$810,856
	6.375%, 07/24/42		2,600	2,914,818
Motorola Solutions, Inc.
	4.600%, 05/23/29		1,000	971,885
	2.300%, 11/15/30		1,000	804,350
	NIKE, Inc.
	3.250%, 03/27/40		9,650	7,913,409
Oracle Corp.
	3.400%, 07/08/24		2,000	1,957,978
	2.950%, 04/01/30		3,500	3,054,113
	3.600%, 04/01/40		750	577,645
	PPG Industries, Inc.
	1.400%, 03/13/27	EUR	800	800,978
	Principal Financial Group, Inc.
	3.100%, 11/15/26		254	235,640
	Progressive Corp.
	6.250%, 12/01/32		500	540,568
Prologis Euro Finance LLC
	1.000%, 02/08/29	EUR	3,000	2,766,743
	0.500%, 02/16/32	EUR	3,200	2,582,514
PulteGroup, Inc.
	6.375%, 05/15/33		850	895,885
	6.000%, 02/15/35		1,000	1,021,061
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		1,400	1,201,577
	Roche Holdings, Inc., SOFR + 0.240%, FRN
(r)Ω	5.424%, 03/05/24		500	499,869
	Royalty Pharma PLC
	3.300%, 09/02/40		5,500	3,888,219
	RTX Corp.
	4.500%, 06/01/42		2,000	1,808,653
	Ryder System, Inc.
	3.350%, 09/01/25		2,000	1,910,159
	Simon Property Group LP
	2.650%, 07/15/30		2,865	2,428,611
	Sky Ltd.
	4.000%, 11/26/29	GBP	600	713,457
	Teledyne FLIR LLC
	2.500%, 08/01/30		2,000	1,657,083
	Thermo Fisher Scientific, Inc.
	1.375%, 09/12/28	EUR	900	889,895
Travelers Cos., Inc.
	6.250%, 06/15/37		1,000	1,106,565
	5.350%, 11/01/40		4,500	4,552,341
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	1,000	733,720
	United Parcel Service, Inc.
	1.000%, 11/15/28	EUR	800	770,298
UnitedHealth Group, Inc.
	4.625%, 07/15/35		600	587,624
	6.875%, 02/15/38		954	1,124,176
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
5.950%, 02/15/41		2,500	$2,664,820
3.050%, 05/15/41		1,800	1,370,888
Upjohn Finance BV
1.908%, 06/23/32	EUR	500	427,669
Utah Acquisition Sub, Inc.
2.250%, 11/22/24	EUR	800	856,933
3.125%, 11/22/28	EUR	2,000	2,059,180
Ventas Realty LP
4.125%, 01/15/26		2,000	1,922,482
Verizon Communications, Inc.
4.500%, 08/17/27	AUD	2,000	1,303,600
2.625%, 12/01/31	EUR	800	795,653
3.375%, 10/27/36	GBP	1,300	1,286,842
VF Corp.
# 2.800%, 04/23/27		2,900	2,641,006
# 2.950%, 04/23/30		3,500	2,899,766
Visa, Inc.
2.375%, 06/15/34	EUR	1,500	1,503,543
VMware, Inc.
3.900%, 08/21/27		1,400	1,327,998
Walgreens Boots Alliance, Inc.
3.600%, 11/20/25	GBP	700	843,213
# 3.200%, 04/15/30		2,270	1,932,510
Walmart, Inc.
5.750%, 12/19/30	GBP	1,490	2,002,542
5.625%, 03/27/34	GBP	3,100	4,165,829
5.250%, 09/28/35	GBP	684	891,250
Walt Disney Co.
6.200%, 12/15/34		400	437,214
3.500%, 05/13/40		2,000	1,632,157
Wells Fargo & Co.
4.150%, 01/24/29		2,500	2,371,504
Welltower OP LLC
3.100%, 01/15/30		1,600	1,395,601
2.750%, 01/15/31		900	748,604
Whirlpool Corp.
4.750%, 02/26/29		500	487,241
Whirlpool Finance Luxembourg Sarl
1.100%, 11/09/27	EUR	650	636,844
WPC Eurobond BV
1.350%, 04/15/28	EUR	50	47,672
TOTAL UNITED STATES			284,392,751
TOTAL BONDS			701,268,062
U.S. TREASURY OBLIGATIONS — (7.6%)
U.S. Treasury Notes
0.250%, 09/30/23		10,000	9,914,844
0.875%, 01/31/24		2,500	2,444,922
2.500%, 01/31/24		7,600	7,491,641
0.250%, 03/15/24		8,000	7,750,937
2.500%, 05/15/24		5,000	4,887,891
0.250%, 06/15/24		3,500	3,348,652

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25	23,000	$23,024,571
TOTAL U.S. TREASURY OBLIGATIONS			58,863,458
COMMERCIAL PAPER — (0.1%)
AUSTRALIA — (0.1%)
Australia & New Zealand Banking Group Ltd.
Ω	5.590%, 02/22/24	1,000	968,779
TOTAL INVESTMENT SECURITIES (Cost $863,656,296)			768,994,629

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	953,263	$11,026,391
TOTAL INVESTMENTS — (100.0%)
(Cost $874,681,508)^^			$780,021,020
As of July 31, 2023, DFA Global Sustainability Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	1,053,918	AUD	1,541,891	Citibank, N.A.	08/04/23	$18,158
AUD	694,961	USD	464,558	HSBC Bank	08/04/23	2,279
USD	498,486	AUD	732,507	Societe Generale	08/04/23	6,427
AUD	915,809	USD	608,141	State Street Bank and Trust	08/04/23	7,050
USD	4,458,556	EUR	4,031,301	Australia & New Zealand Banking Group Ltd.	08/14/23	23,602
USD	61,493,840	EUR	55,710,833	Bank of New York Mellon	08/14/23	204,692
NOK	196,455	USD	18,463	Citibank, N.A.	08/21/23	934
USD	53,059,904	GBP	41,204,503	State Street Bank and Trust	08/21/23	175,202
USD	7,889,709	CAD	10,381,155	Citibank, N.A.	08/23/23	14,749
CAD	3,461,247	USD	2,620,400	HSBC Bank	08/23/23	5,241
USD	99,776,920	EUR	89,452,733	Bank of New York Mellon	08/30/23	1,291,821
USD	47,113,154	GBP	36,337,714	Bank of New York Mellon	08/30/23	472,875
NZD	67,258	USD	41,645	Citibank, N.A.	09/06/23	132
USD	43,964	NZD	69,448	Citibank, N.A.	09/06/23	828
USD	3,551,365	DKK	24,004,550	Morgan Stanley and Co. International	09/12/23	891
USD	9,649,729	CAD	12,679,863	State Street Bank and Trust	10/12/23	24,796
Total Appreciation						$2,249,677
USD	43,389,932	AUD	65,186,693	Societe Generale	08/04/23	$(398,983)
AUD	776,478	USD	524,255	State Street Bank and Trust	08/04/23	(2,659)
USD	1,714,025	NOK	18,283,729	Citibank, N.A.	08/21/23	(91,209)
NOK	18,087,274	USD	1,790,632	Citibank, N.A.	08/21/23	(4,795)
GBP	1,138,557	USD	1,464,369	HSBC Bank	08/21/23	(3,066)
USD	10,233,584	CAD	13,540,115	HSBC Bank	08/23/23	(37,706)
EUR	1,840,602	USD	2,028,527	Citibank, N.A.	08/30/23	(2,073)
USD	1,360,037	NZD	2,198,166	State Street Bank and Trust	09/06/23	(5,323)
USD	1,522,962	DKK	10,376,724	UBS AG	09/07/23	(11,382)
USD	1,235,099	JPY	176,316,821	Societe Generale	09/29/23	(15,520)
USD	63,715,090	EUR	58,213,793	HSBC Bank	10/02/23	(482,114)
USD	17,263,092	JPY	2,459,749,797	Citibank, N.A.	10/04/23	(197,764)

DFA Global Sustainability Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,456,160	CAD	5,877,239	Citibank, N.A.	10/12/23	$(5,089)
Total (Depreciation)						$(1,257,683)
Total Appreciation (Depreciation)						$991,994
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$7,894,330	—	$7,894,330
Bonds
Australia	—	39,720,057	—	39,720,057
Belgium	—	18,114,174	—	18,114,174
Canada	—	89,229,226	—	89,229,226
Denmark	—	7,895,848	—	7,895,848
Finland	—	16,026,418	—	16,026,418
France	—	72,974,003	—	72,974,003
Germany	—	27,763,440	—	27,763,440
Hong Kong	—	4,882,320	—	4,882,320
Italy	—	2,124,791	—	2,124,791
Japan	—	27,871,942	—	27,871,942
Netherlands	—	34,473,494	—	34,473,494
New Zealand	—	1,335,884	—	1,335,884
Norway	—	6,324,026	—	6,324,026
Singapore	—	1,298,727	—	1,298,727
Spain	—	5,027,519	—	5,027,519
Supranational Organization Obligations	—	31,685,307	—	31,685,307
Sweden	—	6,761,296	—	6,761,296
Switzerland	—	2,447,921	—	2,447,921
United Kingdom	—	20,918,918	—	20,918,918
United States	—	284,392,751	—	284,392,751
U.S. Treasury Obligations	—	58,863,458	—	58,863,458
Commercial Paper	—	968,779	—	968,779
Securities Lending Collateral	—	11,026,391	—	11,026,391
Forward Currency Contracts**	—	991,994	—	991,994
TOTAL	—	$781,013,014	—	$781,013,014
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Oregon Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
OREGON — (100.0%)
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis (GO) (SCH BD GTY) Series J
5.000%, 06/15/24	200	$203,023
5.000%, 06/15/29	610	686,077
Central Oregon Community College (GO) (SCH BD GTY)
4.000%, 06/15/28	250	263,081
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	100	111,886
City of Bend (GO)
5.000%, 06/01/41	1,015	1,144,992
City of Bend Water Revenue (RB)
5.000%, 12/01/26	200	210,796
5.000%, 12/01/30	350	367,920
City of Cottage Grove (GO)
5.000%, 09/01/26	515	545,124
4.000%, 06/01/29	100	105,086
City of Eugene (GO) Series A
5.000%, 06/01/36	250	292,141
City of Eugene Electric Utility System Revenue (RB) Series A
5.000%, 08/01/24	190	193,328
City of Hillsboro (GO)
5.000%, 06/01/24	450	456,440
City of Hillsboro Water Revenue (RB)
5.000%, 06/01/28	235	258,701
City of Lake Oswego (GO)
5.000%, 12/01/26	250	266,831
4.000%, 06/01/41	500	505,987
City of Medford (GO) Series A
5.000%, 06/01/24	555	563,034
City of Newberg (GO)
4.000%, 12/01/25	100	101,823
City of Portland (GO) Series A
5.000%, 06/15/25	270	279,396
5.000%, 03/01/26	100	104,760
5.000%, 06/01/26	700	739,347
5.000%, 04/01/27	900	968,400
5.000%, 06/01/27	540	583,249
3.000%, 06/15/28	150	149,786
	Face Amount	Value†
	(000)
OREGON — (Continued)
4.000%, 04/01/32	210	$217,885
City of Portland (GO) Series B
5.000%, 06/01/25	620	641,075
5.000%, 06/01/26	850	897,778
5.000%, 06/15/26	485	512,718
5.000%, 06/15/30	280	309,065
City of Portland (GO) Series D
5.000%, 04/01/28	250	275,033
City of Portland (GO) Series B
5.000%, 06/15/25	100	103,480
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	225	225,613
5.000%, 06/15/24	175	177,706
5.000%, 06/15/27	700	737,831
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/24	325	328,784
5.000%, 04/01/25	445	458,479
5.000%, 04/01/27	365	392,476
City of Portland Water System Revenue (RB) Series A
5.000%, 05/01/24	380	385,005
City of Redmond (GO) Series B-1
5.000%, 06/01/30	80	89,115
City of Salem (GO)
5.000%, 06/01/25	395	408,284
5.000%, 06/01/26	185	195,296
City of Salem Water & Sewer Revenue (RB)
5.000%, 06/01/25	645	666,110
City of Springfield Sewer System Revenue (RB)
4.000%, 04/01/24	165	165,750
4.000%, 04/01/26	250	255,900
4.000%, 04/01/27	280	289,750
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
¤ 5.000%, 06/15/30 (Pre-refunded @ $100, 6/15/25)	810	838,108

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	250	$263,793
Clackamas Community College District (GO) Series B
4.000%, 06/15/25	110	111,705
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
5.000%, 06/15/32	310	341,356
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	530	548,053
Clackamas County School District No. 7J Lake Oswego (GO) (AGM)
5.250%, 06/01/25	295	306,223
Clackamas County Service District No. 1 (RB)
5.000%, 12/01/23	135	135,760
5.000%, 12/01/26	230	245,485
Clatsop County School District No. 30 Warrenton-Hammond (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	285	307,345
5.000%, 06/15/29	500	560,915
Columbia Gorge Community College District (GO)
4.000%, 04/01/26	75	76,398
County of Clackamas (GO)
5.000%, 06/01/24	100	101,464
County of Multnomah (GO)
5.000%, 06/01/29	290	312,460
County of Multnomah (GO) Series A
5.000%, 06/15/28	515	568,662
5.000%, 06/15/29	830	934,475
County of Washington (GO)
5.000%, 03/01/25	820	843,753
4.000%, 03/01/30	1,020	1,047,259
	Face Amount	Value†
	(000)
OREGON — (Continued)
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY) Series C
5.000%, 06/15/26	1,090	$1,151,677
Deschutes County Hospital Facilities Authority (RB) Series A
5.000%, 01/01/28	250	263,304
5.000%, 01/01/32	255	277,401
Hillsboro School District No. 1J (GO) (SCH BD GTY) Series A
5.000%, 06/15/28	1,290	1,388,197
Jefferson County School District No. 509J (GO) (SCH BD GTY) Series F
4.000%, 06/15/27	60	62,409
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,000	1,056,957
Lane Community College (GO) (SCH BD GTY)
4.000%, 06/15/24	340	342,104
Linn & Benton Counties School District No. 8J Greater Albany (GO) (SCH BD GTY)
5.000%, 06/15/26	595	627,827
Marion County School District No. 103 Woodburn (GO) (SCH BD GTY)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/25)	630	651,862
Medford Hospital Facilities Authority (RB) Series A
5.000%, 08/15/33	185	203,666
Metro (GO)
5.000%, 06/01/26	1,140	1,203,761
5.000%, 06/01/28	200	220,647
Metro (GO) Series A
4.000%, 06/01/33	1,100	1,172,804
Metropolitan Wastewater Management Commission (RB)
5.000%, 11/01/23	785	788,247

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	695	$749,490
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,050	1,086,153
5.000%, 06/15/26	315	332,824
5.000%, 06/15/27	250	269,791
5.000%, 06/15/29	795	894,149
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY)
4.000%, 06/01/24	185	186,160
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	630	651,227
5.000%, 06/15/27	1,000	1,033,510
Oregon Health & Science University (RB) Series A
5.000%, 07/01/37	140	156,370
Oregon State Facilities Authority (RB) Series A
5.000%, 06/01/24	345	348,465
Port of Portland Airport Revenue (RB) Series 23
5.000%, 07/01/35	435	447,303
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/28	150	164,200
Portland Community College District (GO)
5.000%, 06/15/26	895	944,885
5.000%, 06/15/31	350	368,521
5.000%, 06/15/33	970	1,020,511
Salem Hospital Facility Authority (RB) Series A
5.000%, 05/15/31	350	365,971
Salem-Keizer School District No. 24J (GO) (SCH BD GTY) Series B
5.000%, 06/15/27	1,320	1,424,497
State of Oregon (GO) Series
5.000%, 06/01/26	340	359,396
State of Oregon (GO) Series A
5.000%, 05/01/24	175	177,227
5.000%, 05/01/25	475	490,585
5.000%, 05/01/27	570	614,058
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon (GO) Series B
5.000%, 08/01/25	240	$249,134
5.000%, 08/01/27	1,495	1,619,804
State of Oregon (GO) Series C
5.000%, 06/01/31	715	769,568
5.000%, 08/01/33	950	984,284
5.000%, 06/01/35	1,315	1,403,048
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/24)	255	259,567
State of Oregon (GO) Series D
5.000%, 05/01/24	220	222,800
5.000%, 05/01/25	310	320,171
5.000%, 06/01/26	510	539,094
State of Oregon (GO) Series F
5.000%, 05/01/31	520	547,925
5.000%, 05/01/32	1,065	1,121,616
State of Oregon (GO) Series G
5.000%, 12/01/33	1,000	1,063,396
5.000%, 08/01/41	350	398,016
State of Oregon (GO) Series H
5.000%, 08/01/23	130	130,000
5.000%, 06/01/25	215	222,231
5.000%, 06/01/27	380	400,195
5.000%, 06/01/29	365	385,924
State of Oregon (GO) Series N
5.000%, 05/01/27	380	409,372
State of Oregon (GO) Series P
5.000%, 08/01/23	100	100,000
State of Oregon (GO) Series A
5.000%, 05/01/29	165	185,391
State of Oregon (GO) Series D
5.000%, 06/01/28	175	192,900
State of Oregon (GO) Series K
5.000%, 11/01/26	380	405,448
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/23	125	125,609
5.000%, 11/15/26	335	357,533
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	230	235,372
5.000%, 11/15/27	590	636,388

DFA Oregon Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/25	920	$960,858
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
5.000%, 09/01/25	150	155,886
5.000%, 09/01/26	780	828,462
5.000%, 09/01/34	155	174,143
3.250%, 10/01/34	420	403,085
5.000%, 09/01/38	525	573,636
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	385	399,711
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/26)	415	441,794
Tualatin Hills Park & Recreation District (GO)
4.000%, 06/01/26	110	112,254
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY) Series J
5.000%, 06/15/28	180	194,044
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	750	761,236
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series B
5.000%, 06/15/26	265	$279,621
5.000%, 06/15/30	350	399,932
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	425	458,321
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	200	202,799
Washington Clackamas & Yamhill Counties School District No. 88J (GO) (SCH BD GTY)
5.000%, 06/15/25	435	449,577
Washington County Clean Water Services (RB)
5.000%, 10/01/24	235	239,948
5.000%, 10/01/25	480	500,004
5.000%, 10/01/27	450	489,486
5.000%, 10/01/28	300	333,340
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	95	96,367
5.000%, 06/01/29	400	449,982
TOTAL MUNICIPAL BONDS (Cost $70,292,362)		68,062,983
TOTAL INVESTMENTS — (100.0%)
(Cost $70,292,362)^^		$68,062,983
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$68,062,983	—	$68,062,983
TOTAL	—	$68,062,983	—	$68,062,983

DFA Global Core Plus Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (9.0%)
Federal National Mortgage Association
	2.000%, 08/01/38 TBA		5,986	$5,289,426
	2.500%, 08/01/38 TBA		4,418	4,008,299
	2.000%, 08/01/53 TBA		690	558,603
	2.500%, 08/01/53 TBA		6,130	5,164,884
	3.000%, 08/01/53 TBA		5,037	4,406,785
Government National Mortgage Association
	3.000%, 08/21/53 TBA		2,086	1,855,644
	3.500%, 08/21/53		1,989	1,827,394
TOTAL AGENCY OBLIGATIONS				23,111,035
BONDS — (86.2%)
AUSTRALIA — (6.8%)
ANZ New Zealand International Ltd.
	0.375%, 09/17/29	EUR	255	228,860
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	1,500	1,351,313
BNZ International Funding Ltd.
	0.375%, 09/14/24	EUR	200	211,130
FMG Resources August 2006 Pty Ltd.
Ω	4.500%, 09/15/27		1,150	1,075,020
Ω	4.375%, 04/01/31		200	171,983
Glencore Funding LLC
Ω	2.850%, 04/27/31		500	411,442
Macquarie Group Ltd.
	0.350%, 03/03/28	EUR	500	462,227
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	900	506,729
	1.500%, 02/20/32	AUD	5,860	3,067,566
	3.500%, 11/20/37	AUD	2,000	1,123,529
Queensland Treasury Corp.
	1.500%, 08/20/32	AUD	1,700	881,653
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	1,200	637,331
Telstra Corp. Ltd.
	1.375%, 03/26/29	EUR	2,000	1,952,840
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	900	581,629
	2.250%, 09/15/33	AUD	2,100	1,120,028
	2.250%, 11/20/34	AUD	3,690	1,901,823
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
	Westpac Securities NZ Ltd.
	0.100%, 07/13/27	EUR	1,880	$1,762,528
	TOTAL AUSTRALIA			17,447,631
BELGIUM — (0.1%)
Anheuser-Busch InBev SA
	4.000%, 09/24/25	GBP	200	248,354
CANADA — (5.7%)
	Bank of Montreal
	2.500%, 06/28/24		69	67,063
Bank of Nova Scotia
	3.400%, 02/11/24		310	305,969
	1.250%, 12/17/25	GBP	180	206,833
	2.450%, 02/02/32		195	159,390
	Brookfield Finance, Inc.
	4.850%, 03/29/29		600	578,001
	Canada Housing Trust No. 1
Ω	2.900%, 06/15/24	CAD	2,000	1,487,142
	Canadian Government Bond
	2.500%, 08/01/24	CAD	2,100	1,556,021
Canadian Imperial Bank of Commerce
	1.625%, 09/25/25	GBP	300	351,799
	1.875%, 01/27/26	GBP	1,000	1,162,107
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30		500	429,935
	CI Financial Corp.
	3.200%, 12/17/30		1,500	1,153,133
	Fairfax Financial Holdings Ltd.
	4.625%, 04/29/30		500	464,595
Ontario Teachers' Finance Trust
	3.300%, 10/05/29	EUR	900	972,837
	1.850%, 05/03/32	EUR	1,800	1,720,424
	Province of Alberta Canada
	3.600%, 04/11/28	AUD	500	316,419
Royal Bank of Canada
	1.375%, 12/09/24	GBP	400	482,467
	2.125%, 04/26/29	EUR	500	499,988
Toronto-Dominion Bank
	3.250%, 03/11/24		350	344,537
	3.129%, 08/03/32	EUR	500	514,324
	Toronto-Dominion Bank
	1.952%, 04/08/30	EUR	880	848,705

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34		1,200	$1,097,309
	TOTAL CANADA			14,718,998
DENMARK — (1.0%)
	Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	13,000	1,837,348
	DSV Finance BV
	1.375%, 03/16/30	EUR	700	668,240
	TOTAL DENMARK			2,505,588
FINLAND — (1.6%)
	Nokia Oyj
	4.375%, 06/12/27		900	849,621
OP Corporate Bank PLC
	4.125%, 04/18/27	EUR	1,150	1,273,416
	0.100%, 11/16/27	EUR	2,100	1,973,783
	TOTAL FINLAND			4,096,820
FRANCE — (6.8%)
	Airbus SE
	1.625%, 06/09/30	EUR	1,600	1,555,629
Banque Federative du Credit Mutuel SA
	0.250%, 07/19/28	EUR	500	453,764
	1.250%, 06/03/30	EUR	1,300	1,176,746
	0.625%, 02/21/31	EUR	600	509,959
	1.125%, 01/19/32	EUR	400	349,246
BNP Paribas SA
	1.500%, 05/25/28	EUR	900	893,326
	1.375%, 05/28/29	EUR	500	469,723
	1.250%, 07/13/31	GBP	400	364,101
BPCE SA
Ω	2.700%, 10/01/29		1,500	1,297,879
	0.250%, 01/14/31	EUR	1,200	1,003,547
	Electricite de France SA
	6.125%, 06/02/34	GBP	300	376,127
	JCDecaux SE
	1.625%, 02/07/30	EUR	1,200	1,085,294
La Poste SA
	2.625%, 09/14/28	EUR	800	842,513
	1.375%, 04/21/32	EUR	1,100	999,229
	Regie Autonome des Transports Parisiens
	3.250%, 04/11/33	EUR	500	540,569
	Region of Ile de France
	2.230%, 07/19/32	EUR	2,100	2,099,912
Societe Generale SA
	0.750%, 01/25/27	EUR	500	486,257
	0.875%, 09/24/29	EUR	1,000	895,598
	Vinci SA
	2.750%, 09/15/34	GBP	700	717,903
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	WEA Finance LLC
Ω	3.500%, 06/15/29		1,800	$1,478,294
	TOTAL FRANCE			17,595,616
GERMANY — (3.1%)
	BASF SE
	3.750%, 06/29/32	EUR	500	544,204
	Deutsche Bank AG
	1.750%, 01/17/28	EUR	400	388,678
	Deutsche Telekom AG
	3.125%, 02/06/34	GBP	320	338,024
	E.ON International Finance BV
	6.375%, 06/07/32	GBP	250	335,117
	Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31		750	574,295
	Kreditanstalt fuer Wiederaufbau
	1.375%, 12/09/24	GBP	1,500	1,819,629
	Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.375%, 12/09/24	GBP	522	623,801
	Volkswagen Financial Services AG
	0.375%, 02/12/30	EUR	900	773,264
	Volkswagen Financial Services NV
	4.250%, 10/09/25	GBP	100	122,842
	Volkswagen Leasing GmbH
Δ	0.000%, 07/19/24	EUR	700	740,873
Wintershall Dea Finance BV
	1.332%, 09/25/28	EUR	1,000	926,043
	1.823%, 09/25/31	EUR	1,000	868,135
	TOTAL GERMANY			8,054,905
HONG KONG — (0.3%)
Prudential Funding Asia PLC
	3.625%, 03/24/32		1,000	890,382
ITALY — (1.3%)
Eni SpA
	3.625%, 01/29/29	EUR	200	217,715
	0.625%, 01/23/30	EUR	1,000	892,443
	Holding d'Infrastructures de Transport SASU
	1.625%, 09/18/29	EUR	1,100	1,034,745
	Intesa Sanpaolo SpA
	2.500%, 01/15/30	GBP	400	406,052
	UniCredit SpA
	1.625%, 01/18/32	EUR	1,000	884,627
	TOTAL ITALY			3,435,582

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (5.0%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31		300	$236,896
Aircastle Ltd.
Ω	2.850%, 01/26/28		400	346,600
American Honda Finance Corp.
	0.300%, 07/07/28	EUR	370	346,400
Development Bank of Japan, Inc.
	4.500%, 06/06/25	GBP	600	751,249
Japan Government Twenty Year Bond
	1.500%, 03/20/34	JPY	161,000	1,227,907
	1.200%, 09/20/35	JPY	104,000	765,462
	0.600%, 09/20/37	JPY	20,000	134,765
Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29		1,000	886,008
	3.556%, 06/15/32	EUR	1,480	1,571,856
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,700	1,502,797
	0.693%, 10/07/30	EUR	600	525,088
	2.096%, 04/08/32	EUR	400	374,739
Nissan Motor Co. Ltd.
Ω	4.810%, 09/17/30		1,450	1,309,012
Nomura Holdings, Inc.
	2.172%, 07/14/28		300	252,793
	2.608%, 07/14/31		1,000	791,643
NTT Finance Corp.
	0.342%, 03/03/30	EUR	138	123,971
Sumitomo Mitsui Financial Group, Inc.
	2.724%, 09/27/29		1,000	854,302
	2.222%, 09/17/31		1,000	794,422
TOTAL JAPAN				12,795,910
LUXEMBOURG — (0.6%)
ArcelorMittal SA
#	4.250%, 07/16/29		940	895,939
Prologis International Funding II SA
	3.125%, 06/01/31	EUR	700	696,572
TOTAL LUXEMBOURG				1,592,511
NETHERLANDS — (1.9%)
BNG Bank NV
	1.625%, 08/26/25	GBP	415	490,553
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		600	581,765
ING Groep NV
	3.000%, 02/18/26	GBP	300	357,006
	2.000%, 09/20/28	EUR	500	503,087
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Nederlandse Waterschapsbank NV
	4.500%, 06/18/25	GBP	1,400	$1,755,874
	3.300%, 05/02/29	AUD	500	310,990
TenneT Holding BV
	2.375%, 05/17/33	EUR	1,000	999,316
TOTAL NETHERLANDS				4,998,591
NEW ZEALAND — (0.2%)
ANZ New Zealand International Ltd.
Ω	3.400%, 03/19/24		200	196,864
Bank of New Zealand
Ω	3.500%, 02/20/24		250	246,697
TOTAL NEW ZEALAND				443,561
NORWAY — (0.5%)
Aker BP ASA
Ω	4.000%, 01/15/31		300	267,014
Kommunalbanken AS
	1.000%, 12/12/24	GBP	900	1,083,785
TOTAL NORWAY				1,350,799
SPAIN — (0.8%)
Banco Santander SA
	3.750%, 01/16/26	EUR	1,000	1,089,673
Merlin Properties Socimi SA
	2.375%, 09/18/29	EUR	900	870,733
TOTAL SPAIN				1,960,406
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.7%)
Asian Development Bank
	2.350%, 06/21/27	JPY	130,000	993,449
Inter-American Development Bank
	1.375%, 12/15/24	GBP	1,050	1,272,401
	1.000%, 08/04/28	AUD	400	225,379
International Bank for Reconstruction & Development
	1.100%, 11/18/30	AUD	1,000	519,610
International Finance Corp.
	3.150%, 06/26/29	AUD	300	186,098
	1.500%, 04/15/35	AUD	2,500	1,145,741
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				4,342,678
SWEDEN — (0.7%)
Skandinaviska Enskilda Banken AB
	0.625%, 11/12/29	EUR	200	177,103

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWEDEN — (Continued)
Svenska Handelsbanken AB
	0.050%, 09/06/28	EUR	400	$364,059
	1.375%, 02/23/29	EUR	140	133,636
	Swedbank AB
	3.750%, 11/14/25	EUR	598	651,690
	Volvo Treasury AB
	4.750%, 06/15/26	GBP	500	624,260
	TOTAL SWEDEN			1,950,748
SWITZERLAND — (0.8%)
UBS Group AG
	0.875%, 11/03/31	EUR	2,270	1,870,052
	0.625%, 02/24/33	EUR	200	156,753
	TOTAL SWITZERLAND			2,026,805
UNITED KINGDOM — (4.8%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31		200	157,889
Ω	5.500%, 08/11/32		1,000	968,821
	Barclays PLC
	3.250%, 01/17/33	GBP	600	596,172
BAT International Finance PLC
	2.250%, 06/26/28	GBP	400	427,698
	2.250%, 01/16/30	EUR	500	460,509
	BAT Netherlands Finance BV
	3.125%, 04/07/28	EUR	100	105,382
BP Capital Markets PLC
	1.231%, 05/08/31	EUR	2,300	2,075,160
	2.822%, 04/07/32	EUR	300	302,077
	British Telecommunications PLC
	3.125%, 11/21/31	GBP	560	593,087
	Centrica PLC
	4.375%, 03/13/29	GBP	400	477,072
	CNH Industrial Finance Europe SA
	1.750%, 03/25/27	EUR	500	509,769
	HSBC Holdings PLC
	2.625%, 08/16/28	GBP	400	441,585
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	500	519,683
	Lloyds Banking Group PLC
	4.550%, 08/16/28		300	284,354
	London Stock Exchange Group PLC
	1.750%, 09/19/29	EUR	1,200	1,185,695
	National Gas Transmission PLC
	1.125%, 01/14/33	GBP	656	548,143
	National Grid Electricity Distribution West Midlands PLC
	5.750%, 04/16/32	GBP	300	381,508
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Nationwide Building Society
	0.250%, 09/14/28	EUR	1,000	$911,110
	Southern Gas Networks PLC
	1.250%, 12/02/31	GBP	1,250	1,130,015
	Vodafone Group PLC
	6.150%, 02/27/37		200	208,179
	TOTAL UNITED KINGDOM			12,283,908
UNITED STATES — (42.5%)
Advance Auto Parts, Inc.
	3.900%, 04/15/30		150	130,889
	3.500%, 03/15/32		270	219,906
	AECOM
	5.125%, 03/15/27		750	724,015
	Allstate Corp.
	5.950%, 04/01/36		1,400	1,470,978
	Ally Financial, Inc.
	8.000%, 11/01/31		300	318,299
	Altria Group, Inc.
	3.400%, 05/06/30		200	176,914
	American Assets Trust LP
	3.375%, 02/01/31		1,000	779,372
	American Honda Finance Corp.
	1.950%, 10/18/24	EUR	500	536,988
	American Tower Corp.
	1.000%, 01/15/32	EUR	500	415,386
	Ares Capital Corp.
	3.200%, 11/15/31		800	622,112
	Arrow Electronics, Inc.
	3.875%, 01/12/28		1,000	930,240
	Ashland, Inc.
Ω	3.375%, 09/01/31		400	324,348
	Assurant, Inc.
	2.650%, 01/15/32		1,000	750,047
	Assured Guaranty U.S. Holdings, Inc.
	3.150%, 06/15/31		1,000	854,954
AutoNation, Inc.
	2.400%, 08/01/31		1,500	1,152,433
	3.850%, 03/01/32		500	424,014
	Bank of America Corp.
	5.875%, 02/07/42		700	746,007
	Bath & Body Works, Inc.
	5.250%, 02/01/28		600	571,582
Berkshire Hathaway, Inc.
	0.437%, 04/15/31	JPY	410,000	2,677,497
	0.472%, 01/23/32	JPY	200,000	1,306,475
	Black Hills Corp.
	2.500%, 06/15/30		800	662,938
	Block, Inc.
#	3.500%, 06/01/31		1,500	1,256,363

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Boardwalk Pipelines LP
	3.600%, 09/01/32		100	$85,281
	Boeing Co.
	3.200%, 03/01/29		200	181,039
	Boston Scientific Corp.
	0.625%, 12/01/27	EUR	800	774,655
	Brixmor Operating Partnership LP
	4.050%, 07/01/30		300	272,872
Broadcom, Inc.
Ω	2.600%, 02/15/33		1,000	778,849
Ω	3.187%, 11/15/36		150	113,422
	Broadstone Net Lease LLC
	2.600%, 09/15/31		1,904	1,381,500
	Brown & Brown, Inc.
	2.375%, 03/15/31		1,000	809,017
	Camden Property Trust
	4.250%, 01/15/24		1,200	1,191,978
	Capital One Financial Corp.
	1.650%, 06/12/29	EUR	373	337,012
	Celanese U.S. Holdings LLC
	0.625%, 09/10/28	EUR	1,000	867,123
Chubb INA Holdings, Inc.
	0.875%, 12/15/29	EUR	1,000	913,388
	1.400%, 06/15/31	EUR	700	632,748
	Citigroup, Inc.
	1.625%, 03/21/28	EUR	1,000	992,101
Comcast Corp.
	0.250%, 09/14/29	EUR	300	269,768
	5.500%, 11/23/29	GBP	350	451,382
	Conagra Brands, Inc.
	5.300%, 11/01/38		200	188,913
	ConocoPhillips
	6.500%, 02/01/39		300	343,064
	Continental Resources, Inc.
	4.375%, 01/15/28		1,000	946,817
	Cox Communications, Inc.
Ω	3.500%, 08/15/27		650	604,074
	Crown Castle, Inc.
	3.800%, 02/15/28		600	560,683
	Dentsply Sirona, Inc.
	3.250%, 06/01/30		650	562,921
	Dick's Sporting Goods, Inc.
	3.150%, 01/15/32		500	406,288
	Digital Dutch Finco BV
	1.000%, 01/15/32	EUR	1,000	819,337
	Discover Bank
	4.650%, 09/13/28		200	185,273
	Discovery Communications LLC
	1.900%, 03/19/27	EUR	900	910,238
	Dow Chemical Co.
	1.125%, 03/15/32	EUR	267	227,255
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
DPL, Inc.
	4.350%, 04/15/29		1,500	$1,319,980
Duquesne Light Holdings, Inc.
Ω	2.775%, 01/07/32		1,000	776,266
DXC Technology Co.
	2.375%, 09/15/28		400	337,175
Edison International
	4.125%, 03/15/28		650	611,402
Elevance Health, Inc.
	4.625%, 05/15/42		500	452,345
Energy Transfer LP
	3.750%, 05/15/30		350	317,021
EnerSys
Ω	4.375%, 12/15/27		1,000	927,195
EPR Properties
	4.950%, 04/15/28		500	449,328
	3.750%, 08/15/29		1,200	985,431
Equinix, Inc.
	2.150%, 07/15/30		300	243,023
Expedia Group, Inc.
	3.250%, 02/15/30		650	571,780
Experian Finance PLC
Ω	2.750%, 03/08/30		602	512,936
Fidelity National Information Services, Inc.
	1.500%, 05/21/27	EUR	500	503,994
First American Financial Corp.
	2.400%, 08/15/31		300	228,251
Five Corners Funding Trust II
Ω	2.850%, 05/15/30		500	427,828
Flowserve Corp.
	2.800%, 01/15/32		2,000	1,599,603
Fluor Corp.
	4.250%, 09/15/28		600	561,000
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		350	333,829
	2.900%, 02/16/28		250	215,110
Fox Corp.
	4.709%, 01/25/29		300	291,051
GATX Corp.
	4.700%, 04/01/29		200	191,476
	3.500%, 06/01/32		500	424,581
General Motors Financial Co., Inc.
	5.650%, 01/17/29		600	598,745
Gilead Sciences, Inc.
	5.650%, 12/01/41		1,000	1,043,689
Global Payments, Inc.
	3.200%, 08/15/29		250	220,287
GLP Capital LP/GLP Financing II, Inc.
	5.750%, 06/01/28		200	195,967
	4.000%, 01/15/30		200	174,417

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Goldman Sachs Group, Inc.
	4.000%, 03/03/24		250	$247,398
	4.250%, 01/29/26	GBP	600	738,184
	3.125%, 07/25/29	GBP	400	441,332
	1.875%, 12/16/30	GBP	331	324,851
	Graphic Packaging International LLC
Ω	4.750%, 07/15/27		500	479,767
	HAT Holdings I LLC/HAT Holdings II LLC
Ω	3.750%, 09/15/30		600	479,995
	HCA, Inc.
	7.500%, 11/06/33		117	128,292
	Honeywell International, Inc.
	2.250%, 02/22/28	EUR	450	465,255
Howmet Aerospace, Inc.
	6.875%, 05/01/25		10	10,152
#	3.000%, 01/15/29		500	436,471
	HP, Inc.
	2.650%, 06/17/31		200	163,608
	Humana, Inc.
	3.125%, 08/15/29		150	133,685
	Huntsman International LLC
	2.950%, 06/15/31		1,000	805,764
	Hyatt Hotels Corp.
	4.375%, 09/15/28		1,000	946,319
	Indiana Michigan Power Co.
	6.050%, 03/15/37		500	519,320
	Intel Corp.
	5.625%, 02/10/43		500	506,289
International Business Machines Corp.
	1.750%, 03/07/28	EUR	500	505,252
	0.875%, 02/09/30	EUR	1,000	927,013
	1.250%, 02/09/34	EUR	1,000	855,691
	Invitation Homes Operating Partnership LP
	2.700%, 01/15/34		900	681,604
	JAB Holdings BV
	2.000%, 05/18/28	EUR	500	507,230
	Jackson Financial, Inc.
	3.125%, 11/23/31		1,000	788,395
	Jefferies Financial Group, Inc.
	2.625%, 10/15/31		300	234,629
JPMorgan Chase & Co.
	6.400%, 05/15/38		500	559,812
	5.400%, 01/06/42		500	513,635
	Juniper Networks, Inc.
	2.000%, 12/10/30		1,200	929,961
	KB Home
	4.000%, 06/15/31		1,500	1,306,050
	Kemper Corp.
	3.800%, 02/23/32		1,000	821,623
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Kilroy Realty LP
	2.500%, 11/15/32		1,600	$1,119,618
	Kimco Realty OP LLC
	1.900%, 03/01/28		700	593,805
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38		100	108,932
	Las Vegas Sands Corp.
	3.900%, 08/08/29		1,000	896,292
	Lazard Group LLC
	4.500%, 09/19/28		500	473,634
	Lennar Corp.
	4.750%, 05/30/25		500	490,794
	Lincoln National Corp.
#	3.400%, 01/15/31		700	586,402
	Loews Corp.
	4.125%, 05/15/43		495	412,694
	LYB International Finance III LLC
	3.375%, 10/01/40		500	369,642
Marriott International, Inc.
	4.000%, 04/15/28		650	614,776
	2.750%, 10/15/33		100	79,398
	Marsh & McLennan Cos., Inc.
	1.979%, 03/21/30	EUR	300	291,352
	Masonite International Corp.
Ω	3.500%, 02/15/30		1,500	1,263,411
	MGM Resorts International
	4.625%, 09/01/26		350	331,998
	Micron Technology, Inc.
	3.366%, 11/01/41		500	353,145
Molina Healthcare, Inc.
Ω	3.875%, 11/15/30		1,000	855,428
Ω	3.875%, 05/15/32		250	208,557
	Motorola Solutions, Inc.
	2.300%, 11/15/30		200	160,870
	Nasdaq, Inc.
	1.750%, 03/28/29	EUR	500	487,401
	National Fuel Gas Co.
	2.950%, 03/01/31		1,000	815,328
	NewMarket Corp.
	2.700%, 03/18/31		1,000	820,886
	NextEra Energy Operating Partners LP
Ω	4.500%, 09/15/27		300	281,010
	Nordstrom, Inc.
	4.000%, 03/15/27		885	802,120
	NOV, Inc.
	3.600%, 12/01/29		400	358,141
	OneMain Finance Corp.
	7.125%, 03/15/26		450	445,774
	ONEOK, Inc.
	6.350%, 01/15/31		300	308,985
Oracle Corp.
	6.125%, 07/08/39		600	616,786

DFA Global Core Plus Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	3.600%, 04/01/40		875	$673,919
	Ovintiv, Inc.
	8.125%, 09/15/30		400	444,321
	Paramount Global
#	4.950%, 01/15/31		200	179,069
Philip Morris International, Inc.
	2.875%, 05/01/24		600	588,168
	0.800%, 08/01/31	EUR	800	672,421
	Piedmont Operating Partnership LP
	3.150%, 08/15/30		1,000	739,519
Plains All American Pipeline LP/PAA Finance Corp.
	3.550%, 12/15/29		200	176,725
	3.800%, 09/15/30		50	44,784
	6.700%, 05/15/36		200	198,817
	6.650%, 01/15/37		500	511,944
	PPG Industries, Inc.
	1.875%, 06/01/25	EUR	300	317,385
	Primerica, Inc.
	2.800%, 11/19/31		1,000	829,438
Principal Financial Group, Inc.
	3.700%, 05/15/29		177	162,984
	6.050%, 10/15/36		147	151,115
	Progress Energy, Inc.
	7.000%, 10/30/31		290	315,883
	Prologis Euro Finance LLC
	0.500%, 02/16/32	EUR	2,100	1,694,775
Public Storage
	0.500%, 09/09/30	EUR	1,000	854,310
	0.875%, 01/24/32	EUR	200	166,578
	Realty Income Corp.
	4.600%, 02/06/24		400	397,679
	Reinsurance Group of America, Inc.
	3.150%, 06/15/30		258	221,433
	Ross Stores, Inc.
	1.875%, 04/15/31		99	78,454
	Royalty Pharma PLC
	2.200%, 09/02/30		150	120,759
	RTX Corp.
	4.500%, 06/01/42		500	452,163
Sabra Health Care LP
	3.900%, 10/15/29		500	413,839
	3.200%, 12/01/31		1,200	914,795
Seagate HDD Cayman
	4.091%, 06/01/29		400	351,511
	4.125%, 01/15/31		500	412,050
	Sensata Technologies BV
Ω	5.000%, 10/01/25		150	146,225
	Sensata Technologies, Inc.
Ω	4.375%, 02/15/30		850	755,821
	Simon Property Group LP
	2.450%, 09/13/29		500	424,290
Spirit Realty LP
	2.100%, 03/15/28		800	681,881
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.000%, 07/15/29		203	$181,509
	Steelcase, Inc.
	5.125%, 01/18/29		700	619,776
	Stellantis NV
	4.500%, 07/07/28	EUR	600	676,092
	STORE Capital Corp.
	4.625%, 03/15/29		900	766,280
	Stryker Corp.
	2.125%, 11/30/27	EUR	500	517,851
	Tapestry, Inc.
	3.050%, 03/15/32		300	239,563
	Taylor Morrison Communities, Inc.
Ω	5.750%, 01/15/28		1,000	974,765
Toll Brothers Finance Corp.
	4.350%, 02/15/28		900	851,245
@	3.800%, 11/01/29		350	313,894
	Truist Financial Corp.
#	1.950%, 06/05/30		200	159,356
	U.S. Cellular Corp.
	6.700%, 12/15/33		200	173,500
	UnitedHealth Group, Inc.
	3.500%, 08/15/39		600	499,222
	Utah Acquisition Sub, Inc.
	3.125%, 11/22/28	EUR	550	566,274
Vontier Corp.
	2.400%, 04/01/28		400	338,968
	2.950%, 04/01/31		665	527,638
Walmart, Inc.
	5.625%, 03/27/34	GBP	850	1,142,243
	5.250%, 09/28/35	GBP	1,580	2,058,736
Walt Disney Co.
	6.400%, 12/15/35		700	779,698
	3.500%, 05/13/40		500	408,039
Wells Fargo & Co.
	4.150%, 01/24/29		500	474,301
	3.500%, 09/12/29	GBP	400	444,796
	0.625%, 08/14/30	EUR	278	240,300
	2.125%, 09/24/31	GBP	1,000	976,689
	Welltower OP LLC
	2.050%, 01/15/29		1,000	836,776
	Western Digital Corp.
	2.850%, 02/01/29		1,200	964,381
	Western Union Co.
	1.350%, 03/15/26		600	536,116
	Westlake Corp.
	1.625%, 07/17/29	EUR	500	459,643
	WPC Eurobond BV
	1.350%, 04/15/28	EUR	600	572,066
Yum! Brands, Inc.
Ω	4.750%, 01/15/30		200	186,542
	3.625%, 03/15/31		500	428,577

DFA Global Core Plus Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Zimmer Biomet Holdings, Inc.
1.164%, 11/15/27	EUR	600	$588,929
TOTAL UNITED STATES			109,574,041
TOTAL BONDS			222,313,834
U.S. TREASURY OBLIGATIONS — (4.2%)
U.S. Treasury Notes
0.125%, 12/15/23		3,300	3,237,352
2.250%, 12/31/23		1,000	987,031
0.125%, 01/15/24		600	586,148
2.250%, 01/31/24		700	689,172
2.125%, 02/29/24		1,000	981,406
0.250%, 03/15/24		900	871,981
2.500%, 04/30/24		3,400	3,327,219
TOTAL U.S. TREASURY OBLIGATIONS			10,680,309
		Face Amount^	Value†
		(000)
FOREIGN SOVEREIGN OBLIGATIONS — (0.1%)
UNITED KINGDOM — (0.1%)
U.K. Treasury Bills
∞ 5.848%, 01/08/24	GBP	279	$349,483
TOTAL INVESTMENT SECURITIES (Cost $286,433,707)			256,454,661

		Shares
SECURITIES LENDING COLLATERAL — (0.5%)
@§	The DFA Short Term Investment Fund	118,295	1,368,321
TOTAL INVESTMENTS — (100.0%)
(Cost $287,801,919)^^			$257,822,982
As of July 31, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	14,080,013	GBP	10,906,864	Citibank, N.A.	08/14/23	$81,847
USD	1,546,640	EUR	1,398,381	Citibank, N.A.	08/14/23	8,239
USD	17,911,536	EUR	16,223,728	State Street Bank and Trust	08/14/23	63,329
USD	4,974,109	AUD	7,294,593	Morgan Stanley and Co. International	08/21/23	71,134
USD	13,561,791	GBP	10,534,898	State Street Bank and Trust	08/21/23	40,576
EUR	735,580	USD	805,470	Citibank, N.A.	08/23/23	4,113
USD	19,195,689	EUR	17,419,098	Morgan Stanley and Co. International	08/23/23	24,155
USD	18,777,974	EUR	16,972,556	Morgan Stanley and Co. International	08/28/23	93,429
USD	1,041,691	CAD	1,372,454	Citibank, N.A.	08/30/23	472
USD	824,368	JPY	115,315,395	Citibank, N.A.	10/20/23	3,723
Total Appreciation						$391,017
AUD	213,968	USD	144,504	Citibank, N.A.	08/11/23	$(737)
USD	7,797,659	AUD	11,727,134	Societe Generale	08/11/23	(81,896)
GBP	708,545	USD	909,381	Citibank, N.A.	08/14/23	(15)
EUR	1,105,146	USD	1,218,678	Citibank, N.A.	08/14/23	(2,873)
GBP	690,846	USD	888,380	Citibank, N.A.	08/21/23	(1,701)
USD	2,007,799	CAD	2,656,316	Citibank, N.A.	08/30/23	(7,428)
USD	25,549	DKK	173,021	Societe Generale	09/27/23	(65)
USD	1,807,404	DKK	12,243,387	State Street Bank and Trust	09/28/23	(5,236)
USD	6,317,434	JPY	901,845,164	Societe Generale	09/29/23	(79,377)
EUR	382,517	USD	427,634	Citibank, N.A.	10/02/23	(5,800)
USD	18,385,356	EUR	16,795,993	State Street Bank and Trust	10/02/23	(136,986)
Total (Depreciation)						$(322,114)
Total Appreciation (Depreciation)						$68,903

DFA Global Core Plus Real Return Portfolio
CONTINUED
As of July 31, 2023, DFA Global Core Plus Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.770%	Fixed	CPI	Maturity	USD	4,000,000	05/04/24	—	—	$337,719	$337,719
Bank of America Corp.	2.664%	Fixed	CPI	Maturity	USD	11,000,000	12/20/31	—	—	540,047	540,047
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	11,000,000	01/20/32	—	—	474,123	474,123
Bank of America Corp.	2.643%	Fixed	CPI	Maturity	USD	13,000,000	12/02/32	—	—	44,555	44,555
Bank of America Corp.	2.635%	Fixed	CPI	Maturity	USD	7,000,000	05/03/28	—	—	580,933	580,933
Bank of America Corp.	2.620%	Fixed	CPI	Maturity	USD	6,000,000	08/20/27	—	—	388,556	388,556
Bank of America Corp.	2.595%	Fixed	CPI	Maturity	USD	13,000,000	04/29/28	—	—	1,115,212	1,115,212
Bank of America Corp.	2.546%	Fixed	CPI	Maturity	USD	40,000,000	04/29/31	—	—	3,666,802	3,666,802
Bank of America Corp.	2.533%	Fixed	CPI	Maturity	USD	3,000,000	05/03/36	—	—	274,042	274,042
Bank of America Corp.	2.355%	Fixed	CPI	Maturity	USD	8,000,000	01/18/28	—	—	99,102	99,102
Deutsche Bank AG	3.120%	Fixed	CPI	Maturity	USD	7,000,000	11/22/28	—	—	174,199	174,199
Deutsche Bank AG	3.089%	Fixed	CPI	Maturity	USD	4,000,000	11/03/26	—	—	137,914	137,914
Deutsche Bank AG	2.833%	Fixed	CPI	Maturity	USD	15,000,000	07/12/28	—	—	86,103	86,103
Deutsche Bank AG	2.816%	Fixed	CPI	Maturity	USD	6,000,000	12/30/28	—	—	225,628	225,628
Deutsche Bank AG	2.678%	Fixed	CPI	Maturity	USD	7,000,000	08/03/28	—	—	466,895	466,895
Deutsche Bank AG	2.600%	Fixed	CPI	Maturity	USD	5,000,000	06/14/26	—	—	394,918	394,918
Deutsche Bank AG	2.596%	Fixed	CPI	Maturity	USD	4,000,000	06/09/28	—	—	327,143	327,143
Deutsche Bank AG	2.550%	Fixed	CPI	Maturity	USD	7,000,000	08/23/28	—	—	492,129	492,129
Deutsche Bank AG	2.529%	Fixed	CPI	Maturity	USD	4,000,000	07/02/29	—	—	337,233	337,233
Deutsche Bank AG	2.515%	Fixed	CPI	Maturity	USD	4,000,000	06/09/36	—	—	357,140	357,140
Deutsche Bank AG	2.468%	Fixed	CPI	Maturity	USD	5,000,000	06/21/29	—	—	454,416	454,416
Intercontinental Exchange, Inc.	2.540%	Fixed	CPI	Maturity	USD	7,000,000	12/16/26	—	—	24,691	24,691
Morgan Stanley and Co. International	2.815%	Fixed	CPI	Maturity	USD	10,000,000	08/01/29	—	—	10,586	10,586
Morgan Stanley and Co. International	2.504%	Fixed	CPI	Maturity	USD	7,000,000	07/18/30	—	—	56,954	56,954
Morgan Stanley and Co. International	2.385%	Fixed	CPI	Maturity	USD	10,000,000	03/21/30	—	—	181,069	181,069
Total Appreciation										$11,248,109	$11,248,109
Bank of America Corp.	3.090%	Fixed	CPI	Maturity	USD	10,000,000	03/22/32	—	—	(60,801)	(60,801)
Citibank, N.A.	2.498%	Fixed	CPI	Maturity	USD	12,000,000	07/10/24	—	—	(13,298)	(13,298)
Total (Depreciation)										$(74,099)	$(74,099)
Total Appreciation (Depreciation)										$11,174,010	$11,174,010

DFA Global Core Plus Real Return Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$23,111,035	—	$23,111,035
Bonds
Australia	—	17,447,631	—	17,447,631
Belgium	—	248,354	—	248,354
Canada	—	14,718,998	—	14,718,998
Denmark	—	2,505,588	—	2,505,588
Finland	—	4,096,820	—	4,096,820
France	—	17,595,616	—	17,595,616
Germany	—	8,054,905	—	8,054,905
Hong Kong	—	890,382	—	890,382
Italy	—	3,435,582	—	3,435,582
Japan	—	12,795,910	—	12,795,910
Luxembourg	—	1,592,511	—	1,592,511
Netherlands	—	4,998,591	—	4,998,591
New Zealand	—	443,561	—	443,561
Norway	—	1,350,799	—	1,350,799
Spain	—	1,960,406	—	1,960,406
Supranational Organization Obligations	—	4,342,678	—	4,342,678
Sweden	—	1,950,748	—	1,950,748
Switzerland	—	2,026,805	—	2,026,805
United Kingdom	—	12,283,908	—	12,283,908
United States	—	109,574,041	—	109,574,041
U.S. Treasury Obligations	—	10,680,309	—	10,680,309
Foreign Sovereign Obligations	—	349,483	—	349,483
Securities Lending Collateral	—	1,368,321	—	1,368,321
Forward Currency Contracts**	—	68,903	—	68,903
Swap Agreements**	—	11,174,010	—	11,174,010
TOTAL	—	$269,065,895	—	$269,065,895
** Valued at the unrealized appreciation/(depreciation) on the investment.

Emerging Markets ex China Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (6.1%)
*	3R Petroleum Oleo E Gas SA	21,996	$165,362
	AES Brasil Energia SA	26,206	65,837
	Aliansce Sonae Shopping Centers SA	58,884	302,717
	Allied Tecnologia SA	8,800	12,748
	Alper Consultoria e Corretora de Seguros SA	2,700	17,517
	Alupar Investimento SA	20,424	125,816
	Ambev SA, ADR	104,977	327,528
	Ambipar Participacoes e Empreendimentos SA	10,100	44,939
*	Anima Holding SA	75,700	77,001
	Arezzo Industria e Comercio SA	6,027	105,022
	Atacadao SA	71,300	206,870
	Auren Energia SA	36,687	108,615
	B3 SA - Brasil Bolsa Balcao	188,200	593,007
	Banco Bradesco SA	48,230	151,460
	Banco BTG Pactual SA	41,969	301,848
	Banco do Brasil SA	91,787	935,388
	Banco Santander Brasil SA	15,400	93,011
	BB Seguridade Participacoes SA	39,673	261,089
	Bemobi Mobile Tech SA	13,669	39,023
*	Blau Farmaceutica SA	4,900	21,533
	Boa Safra Sementes SA	13,300	32,682
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,800	53,697
*	BRF SA	187,809	387,632
	Brisanet Participacoes SA	24,408	15,588
*	C&A Modas SA	36,200	43,635
	Caixa Seguridade Participacoes SA	25,231	57,572
	Camil Alimentos SA	25,900	39,874
	CCR SA	116,780	328,206
	Centrais Eletricas Brasileiras SA	69,089	564,693
	Cia Brasileira de Aluminio	42,100	47,186
*	Cia Brasileira de Distribuicao	35,579	155,746
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	28,600	351,395
	Cia de Saneamento de Minas Gerais Copasa MG	30,000	128,406
	Cia de Saneamento do Parana	71,100	214,424
	Cia Energetica de Minas Gerais	24,949	97,290
	Cia Paranaense de Energia	23,700	40,997
	Cia Siderurgica Nacional SA, Sponsored ADR	28,507	84,096
	Cia Siderurgica Nacional SA	148,472	434,545
	Cielo SA	276,200	275,689
*	Clear Sale SA	8,825	10,395
	CM Hospitalar SA	8,000	35,866
*	Cogna Educacao SA	423,658	300,133
*	Construtora Tenda SA	18,700	47,415
	Cosan SA	60,887	256,746
	CPFL Energia SA	13,200	99,878
	Cruzeiro do Sul Educacional SA	40,000	38,319
	CSU Digital SA	7,400	24,835
	Cury Construtora e Incorporadora SA	27,700	104,093
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	54,400	274,028
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	13,700	40,560
	Dexco SA	79,563	140,828
	Diagnosticos da America SA	30,479	86,691
	Dimed SA Distribuidora da Medicamentos	14,800	41,345
	Direcional Engenharia SA	15,292	68,234
	EcoRodovias Infraestrutura e Logistica SA	34,700	60,246

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	154,500	$604,768
	Empreendimentos Pague Menos SA	44,246	39,486
	Enauta Participacoes SA	32,200	94,991
	Energisa SA	26,300	279,143
*	Eneva SA	82,944	234,515
	Engie Brasil Energia SA	13,900	129,454
	Equatorial Energia SA	75,622	536,370
	Eternit SA	16,800	38,085
	Even Construtora e Incorporadora SA	18,500	28,911
	Ez Tec Empreendimentos e Participacoes SA	25,900	119,018
	Fleury SA	43,840	149,354
	Fras-Le SA	14,100	40,075
	Gerdau SA, Sponsored ADR	154,292	948,895
Ω	GPS Participacoes e Empreendimentos SA	38,152	140,627
	Grendene SA	53,500	85,080
	Grupo De Moda Soma SA	91,079	216,490
*	Grupo Mateus SA	53,894	90,265
	Grupo SBF SA	16,000	44,697
	Guararapes Confeccoes SA	21,500	33,236
*Ω	Hapvida Participacoes e Investimentos SA	496,260	503,737
*	Hidrovias do Brasil SA	81,463	68,564
	Hypera SA	34,000	311,042
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,300	21,615
*	International Meal Co. Alimentacao SA, Class A	38,000	21,295
	Iochpe-Maxion SA	40,900	119,792
	Irani Papel e Embalagem SA	24,000	51,768
*	IRB-Brasil Resseguros SA	10,462	90,973
	Itau Unibanco Holding SA	19,700	103,109
	Jalles Machado SA	35,233	66,089
	JBS SA	109,394	434,453
	JHSF Participacoes SA	73,700	87,902
	JSL SA	14,500	30,204
	Kepler Weber SA	25,500	50,636
	Klabin SA	180,643	878,623
*	Kora Saude Participacoes SA	51,600	15,604
	Lavvi Empreendimentos Imobiliarios SA	9,422	16,817
	Localiza Rent a Car SA	25,498	362,458
Ω	Locaweb Servicos de Internet SA	31,027	48,620
	LOG Commercial Properties e Participacoes SA	5,900	26,700
*	Log-in Logistica Intermodal SA	5,900	62,584
*	Lojas Quero Quero SA	41,800	59,048
	Lojas Renner SA	52,479	208,085
	M Dias Branco SA	5,521	48,721
*	Magazine Luiza SA	144,670	102,489
	Mahle Metal Leve SA	7,417	71,194
	Marcopolo SA	32,400	28,229
*Ω	Meliuz SA	9,750	20,474
	Mills Estruturas e Servicos de Engenharia SA	23,645	62,203
	Minerva SA	44,000	93,885
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	10,900	15,882
*	Moura Dubeux Engenharia SA	8,800	20,340
	Movida Participacoes SA	39,543	95,413
*	MPM Corporeos SA	44,400	15,117
	MRV Engenharia e Participacoes SA	78,176	229,796
*	Multilaser Industrial SA	45,900	32,517
	Multiplan Empreendimentos Imobiliarios SA	38,575	215,441
*	Natura & Co. Holding SA	94,882	366,586
	Neoenergia SA	23,607	97,598
*	Oceanpact Servicos Maritimos SA	19,500	22,062

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Odontoprev SA	41,720	$108,165
*	Omega Energia SA	31,899	78,995
*	Orizon Valorizacao de Residuos SA	4,856	39,505
	Pet Center Comercio e Participacoes SA	38,496	56,986
	Petroleo Brasileiro SA, Sponsored ADR	179,947	2,486,238
	Petroleo Brasileiro SA	333,802	2,457,234
	Petroreconcavo SA	26,839	130,484
	Porto Seguro SA	35,200	213,117
	Portobello SA	12,500	22,178
	Positivo Tecnologia SA	23,400	40,825
*	PRIO SA	83,892	809,337
	Qualicorp Consultoria e Corretora de Seguros SA	38,100	34,565
	Raia Drogasil SA	105,961	649,155
Ω	Rede D'Or Sao Luiz SA	10,417	79,304
	Restoque Comercio e Confeccoes de Roupas SA	6,410	26,094
	Romi SA	12,670	38,261
	Rumo SA	36,589	179,821
	Santos Brasil Participacoes SA	80,949	164,509
	Sao Martinho SA	34,500	244,190
	Sendas Distribuidora SA, ADR	13,706	196,818
	Sendas Distribuidora SA	63,128	179,822
	SIMPAR SA	61,500	127,194
	Sinqia SA	4,600	25,924
	SLC Agricola SA	20,041	184,994
	Suzano SA	97,599	992,140
	Tegma Gestao Logistica SA	7,000	33,174
	Telefonica Brasil SA	11,700	104,190
#	Telefonica Brasil SA, ADR	12,669	113,768
	TIM SA	134,480	407,812
	TOTVS SA	26,715	167,055
	Transmissora Alianca de Energia Eletrica SA	50,800	386,741
	Tres Tentos Agroindustrial SA	12,730	34,054
	Trisul SA	19,800	25,709
	Tupy SA	19,900	114,339
	Ultrapar Participacoes SA	90,051	359,728
	Unifique Telecomunicacoes SA	26,600	23,063
	Unipar Carbocloro SA	5,250	83,156
	Usinas Siderurgicas de Minas Gerais SA Usiminas	25,300	39,271
	Vale SA, Sponsored ADR, Class B	251,652	3,681,669
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	16,600	53,218
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,929	138,695
*	Via SA	289,919	132,429
	Vibra Energia SA	119,177	431,721
	Vivara Participacoes SA	9,600	59,686
	Vulcabras Azaleia SA	25,000	103,727
	WEG SA	56,500	476,972
	Wilson Sons Holdings Brasil SA	40,000	111,996
	Wiz Co.	13,900	18,519
*	YDUQS Participacoes SA	28,784	135,071
*	Zamp SA	49,800	46,548
TOTAL BRAZIL			34,818,587
CHILE — (0.7%)
	Aguas Andinas SA, Class A	420,500	147,360
	Banco de Chile, ADR	11,010	246,074
	Banco de Credito e Inversiones SA	5,392	161,963
	Banco Santander Chile	2,896,172	154,622
	Besalco SA	1,195	709

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	CAP SA	13,773	$105,069
	Cencosud SA	139,290	299,352
	Cencosud Shopping SA	36,191	66,002
	Cia Cervecerias Unidas SA, Sponsored ADR	2,030	33,962
	Cia Cervecerias Unidas SA	6,322	52,418
	Cia Sud Americana de Vapores SA	1,402,968	106,191
	Clinica Las Condes SA	317	9,257
	Colbun SA	1,028,127	162,317
	Embotelladora Andina SA, ADR, Class B	8,961	147,229
	Empresa Nacional de Telecomunicaciones SA	40,310	162,019
	Empresas CMPC SA	157,690	311,266
	Empresas COPEC SA	22,694	174,071
*	Enel Americas SA	404,824	54,720
	Enel Chile SA	2,248,312	155,141
*	Engie Energia Chile SA	52,971	54,237
	Falabella SA	40,113	110,928
	Grupo Security SA	419,258	120,688
	Instituto de Diagnostico SA	5,352	9,250
	Inversiones Aguas Metropolitanas SA	102,312	84,025
	Inversiones La Construccion SA	9,209	64,764
	Masisa SA	231,859	6,743
	Multiexport Foods SA	50,860	12,361
	Parque Arauco SA	80,705	129,387
	Plaza SA	32,420	52,169
	Ripley Corp. SA	202,243	43,995
	Salfacorp SA	113,001	61,810
	Sigdo Koppers SA	25,113	38,166
	SMU SA	769,573	145,394
	Sociedad Matriz SAAM SA	1,011,061	109,669
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	6,381	470,216
	SONDA SA	116,568	62,109
	Vina Concha y Toro SA	81,825	111,090
TOTAL CHILE			4,236,743
COLOMBIA — (0.2%)
	BAC Holding International Corp.	65,347	3,692
	Banco de Bogota SA	6,410	49,861
	Bancolombia SA, Sponsored ADR	3,445	105,279
	Bancolombia SA	8,678	73,877
	Celsia SA ESP	42,996	28,949
	Cementos Argos SA	60,623	54,732
	Corp. Financiera Colombiana SA	36,650	143,572
	Ecopetrol SA	201,144	117,578
	Grupo Argos SA	49,535	122,227
	Grupo de Inversiones Suramericana SA	1,777	16,768
	Grupo Energia Bogota SA ESP	93,757	42,204
	Interconexion Electrica SA ESP	19,518	85,469
	Mineros SA	59,641	29,052
TOTAL COLOMBIA			873,260
CZECH REPUBLIC — (0.1%)
	CEZ AS	10,023	443,201
	Komercni Banka AS	5,489	179,766
Ω	Moneta Money Bank AS	34,144	134,250
	Philip Morris CR AS	55	42,870
TOTAL CZECH REPUBLIC			800,087

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	131,836	$158,730
GREECE — (0.7%)
*	Aegean Airlines SA	7,691	110,419
*	Alpha Services & Holdings SA	121,677	219,129
	Athens Water Supply & Sewage Co. SA	5,637	42,873
	Autohellas Tourist & Trading SA	5,291	79,438
	Bank of Greece	4,230	79,549
*	Ellaktor SA	12,998	35,705
	ElvalHalcor SA	14,320	35,549
	Entersoft SA Software Development & Related Services Co.	2,134	14,228
	Epsilon Net SA	2,874	30,873
*	Eurobank Ergasias Services & Holdings SA, Class A	229,190	400,370
	Fourlis Holdings SA	9,989	53,784
	GEK Terna Holding Real Estate Construction SA	11,484	181,048
	Hellenic Exchanges - Athens Stock Exchange SA	5,987	38,097
	Hellenic Telecommunications Organization SA	12,909	203,729
	Helleniq Energy Holdings SA	11,694	103,911
	Holding Co. ADMIE IPTO SA	13,658	35,873
	Intracom Holdings SA	14,733	33,852
	JUMBO SA	9,341	278,728
*	LAMDA Development SA	11,354	88,829
	Motor Oil Hellas Corinth Refineries SA	9,395	237,434
	Mytilineos SA	5,662	235,628
*	National Bank of Greece SA	36,395	250,642
	OPAP SA	12,588	221,392
*	Piraeus Financial Holdings SA	56,799	215,138
	Piraeus Port Authority SA	1,874	47,347
*	Public Power Corp. SA	14,548	172,131
	Quest Holdings SA	4,763	34,052
	Sarantis SA	3,315	27,739
	Terna Energy SA	5,735	110,087
	Thrace Plastics Holding & Co.	4,369	25,085
	Titan Cement International SA	9,452	198,433
TOTAL GREECE			3,841,092
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	62,017	73,741
	MOL Hungarian Oil & Gas PLC	68,395	539,958
*	Opus Global Nyrt	58,630	36,505
	OTP Bank Nyrt	12,466	453,340
	Richter Gedeon Nyrt	11,958	301,756
TOTAL HUNGARY			1,405,300
INDIA — (21.8%)
	360 ONE WAM Ltd.	25,856	163,917
*	3i Infotech Ltd.	19,679	8,390
	3M India Ltd.	150	52,453
	Aarti Drugs Ltd.	8,519	61,641
	Aarti Industries Ltd.	20,855	118,782
*	Aarti Pharmalabs Ltd.	5,214	22,190
*	Aavas Financiers Ltd.	7,025	132,768
	ABB India Ltd.	2,323	128,870
*	ACC Ltd.	7,505	184,329
	Action Construction Equipment Ltd.	6,419	56,604
	Adani Enterprises Ltd.	1,184	35,886
*	Adani Green Energy Ltd.	5,143	68,303
	Adani Ports & Special Economic Zone Ltd.	27,506	259,795

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Adani Total Gas Ltd.	9,549	$77,218
*	Adani Transmission Ltd.	1,736	17,308
	ADF Foods Ltd.	1,236	16,526
*	Aditya Birla Capital Ltd.	100,767	239,672
	Advanced Enzyme Technologies Ltd.	10,985	43,980
	Aegis Logistics Ltd.	27,862	130,201
*	Affle India Ltd.	1,032	13,515
	AGI Greenpac Ltd.	6,740	51,300
	Ahluwalia Contracts India Ltd.	5,662	49,777
	AIA Engineering Ltd.	6,312	267,423
	Ajanta Pharma Ltd.	6,449	133,396
	Akzo Nobel India Ltd.	1,600	54,035
	Alembic Ltd.	7,426	7,499
	Alembic Pharmaceuticals Ltd.	12,635	118,949
	Alkem Laboratories Ltd.	2,030	98,370
	Alkyl Amines Chemicals	1,783	53,055
	Allcargo Logistics Ltd.	17,001	64,755
	Allcargo Terminals Ltd.	17,001	12,688
*	Alok Industries Ltd.	148,339	26,521
	Amara Raja Batteries Ltd.	25,468	196,312
*	Amber Enterprises India Ltd.	2,330	68,645
	Ambika Cotton Mills Ltd.	566	10,697
*	Ambuja Cements Ltd.	27,088	152,527
	Amrutanjan Health Care Ltd.	1,487	11,934
	Anant Raj Ltd.	32,411	79,743
	Andhra Paper Ltd.	3,141	16,233
	Andhra Sugars Ltd.	11,068	14,737
	Angel One Ltd.	5,484	103,004
	Apar Industries Ltd.	3,546	161,966
	Apcotex Industries Ltd.	3,776	22,888
	APL Apollo Tubes Ltd.	18,990	365,169
	Apollo Hospitals Enterprise Ltd.	8,098	510,917
	Apollo Pipes Ltd.	1,408	12,355
	Apollo Tyres Ltd.	75,710	398,770
*	Arvind Fashions Ltd.	12,282	48,655
*	Arvind Ltd.	43,513	72,799
	Asahi India Glass Ltd.	10,809	75,886
	Ashiana Housing Ltd.	5,563	13,957
	Ashok Leyland Ltd.	112,507	251,779
*	Ashoka Buildcon Ltd.	32,176	39,134
	Asian Paints Ltd.	21,665	889,375
	Astec Lifesciences Ltd.	994	15,292
*Ω	Aster DM Healthcare Ltd.	26,724	101,444
	Astra Microwave Products Ltd.	11,415	51,940
	Astral Ltd.	9,252	222,495
	Atul Ltd.	2,202	182,068
Ω	AU Small Finance Bank Ltd.	17,200	153,392
	Aurobindo Pharma Ltd.	44,239	443,190
	Automotive Axles Ltd.	895	23,376
	Avadh Sugar & Energy Ltd.	1,874	13,336
	Avanti Feeds Ltd.	9,331	46,228
*Ω	Avenue Supermarts Ltd.	4,257	194,459
	Axis Bank Ltd.	178,821	2,078,198
	Bajaj Auto Ltd.	5,254	315,739
	Bajaj Consumer Care Ltd.	20,761	54,884
	Bajaj Finance Ltd.	14,412	1,280,119
	Bajaj Finserv Ltd.	11,205	217,611
*	Bajaj Hindusthan Sugar Ltd.	244,013	48,312
	Bajaj Holdings & Investment Ltd.	2,434	222,155

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Balaji Amines Ltd.	1,826	$48,686
	Balkrishna Industries Ltd.	8,600	265,862
	Balmer Lawrie & Co. Ltd.	14,152	26,269
	Balrampur Chini Mills Ltd.	26,840	131,995
	Banco Products India Ltd.	3,706	15,967
*Ω	Bandhan Bank Ltd.	51,937	141,642
	Bank of Baroda	100,181	246,781
	Bank of India	74,780	77,855
	Bank of Maharashtra	145,543	59,571
	Bannari Amman Sugars Ltd.	618	21,275
	BASF India Ltd.	2,382	79,485
	Bata India Ltd.	7,260	153,654
	Bayer CropScience Ltd.	2,542	137,539
*	BEML Land Assets Ltd.	2,428	4,673
	BEML Ltd.	2,428	59,226
	Berger Paints India Ltd.	19,877	165,470
*	BF Utilities Ltd.	3,743	17,183
	Bhansali Engineering Polymers Ltd.	32,238	33,961
	Bharat Bijlee Ltd.	729	33,592
	Bharat Dynamics Ltd.	6,149	92,008
	Bharat Electronics Ltd.	372,598	592,856
	Bharat Forge Ltd.	29,171	330,110
	Bharat Heavy Electricals Ltd.	172,550	220,025
	Bharat Petroleum Corp. Ltd.	67,402	309,140
	Bharat Rasayan Ltd.	202	22,119
	Bharti Airtel Ltd.	215,193	2,328,177
	Biocon Ltd.	34,331	107,430
	Birla Corp. Ltd.	5,614	84,058
	Birlasoft Ltd.	40,721	211,416
	Blue Dart Express Ltd.	740	60,601
	Blue Star Ltd.	16,572	158,172
	Bombay Burmah Trading Co.	5,799	80,333
*	Bombay Dyeing & Manufacturing Co. Ltd.	21,410	29,538
*	Borosil Ltd.	2,575	14,514
*	Borosil Renewables Ltd.	9,173	56,251
	Bosch Ltd.	394	90,857
	Brigade Enterprises Ltd.	22,526	162,286
	Brightcom Group Ltd.	266,525	81,383
	Britannia Industries Ltd.	8,326	486,955
	BSE Ltd.	9,762	96,562
*	Camlin Fine Sciences Ltd.	20,902	39,851
	Can Fin Homes Ltd.	12,189	111,363
	Canara Bank	53,234	223,199
*	Capacit'e Infraprojects Ltd.	8,407	22,523
	Caplin Point Laboratories Ltd.	3,693	40,916
	Carborundum Universal Ltd.	15,393	226,364
	Care Ratings Ltd.	6,032	53,355
	Carysil Ltd.	1,894	15,632
	Castrol India Ltd.	71,323	125,559
	CCL Products India Ltd.	12,865	96,076
	Ceat Ltd.	5,838	176,126
*	Central Bank of India Ltd.	149,492	55,164
	Central Depository Services India Ltd.	8,879	132,990
	Century Enka Ltd.	2,562	13,396
	Century Plyboards India Ltd.	10,927	87,680
	Century Textiles & Industries Ltd.	9,868	129,751
	Cera Sanitaryware Ltd.	896	82,764
	CESC Ltd.	82,348	78,073
	CG Power & Industrial Solutions Ltd.	70,093	341,922

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Chalet Hotels Ltd.	8,285	$49,539
	Chambal Fertilisers & Chemicals Ltd.	46,650	157,351
	Chennai Petroleum Corp. Ltd.	5,711	28,008
	Cholamandalam Financial Holdings Ltd.	24,929	295,336
	Cholamandalam Investment & Finance Co. Ltd.	39,258	541,590
	CIE Automotive India Ltd.	30,072	185,923
	Cigniti Technologies Ltd.	4,386	41,734
	Cipla Ltd.	42,148	604,350
	City Union Bank Ltd.	86,766	140,989
	Coal India Ltd.	85,086	237,582
Ω	Cochin Shipyard Ltd.	7,649	62,307
*Ω	Coffee Day Enterprises Ltd.	33,733	13,804
	Coforge Ltd.	5,338	305,829
	Colgate-Palmolive India Ltd.	12,990	318,497
	Computer Age Management Services Ltd.	4,377	125,366
	Confidence Petroleum India Ltd.	21,653	21,006
	Container Corp. of India Ltd.	28,378	239,789
	Coromandel International Ltd.	30,767	386,254
*	Cosmo First Ltd.	3,474	26,224
*	CreditAccess Grameen Ltd.	13,213	234,721
	CRISIL Ltd.	2,519	119,851
	Crompton Greaves Consumer Electricals Ltd.	95,717	342,490
*	CSB Bank Ltd.	14,029	50,895
	Cummins India Ltd.	8,882	212,556
	Cyient Ltd.	10,572	189,133
*	D B Realty Ltd.	29,471	30,816
	Dabur India Ltd.	33,722	236,409
	Dalmia Bharat Ltd.	8,158	193,902
	Dalmia Bharat Sugar & Industries Ltd.	2,751	12,685
	Datamatics Global Services Ltd.	2,902	19,706
	DB Corp. Ltd.	12,639	33,696
	DCB Bank Ltd.	65,892	98,476
	DCM Shriram Ltd.	8,634	88,181
	DCW Ltd.	52,366	28,547
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	13,982	92,859
	Deepak Nitrite Ltd.	10,986	268,308
	Delta Corp. Ltd.	30,113	73,297
*	DEN Networks Ltd.	40,999	20,955
	Dhampur Bio Organics Ltd.	7,837	15,968
	Dhampur Sugar Mills Ltd.	7,837	26,306
*	Dhani Services Ltd.	38,318	17,529
	Dhanuka Agritech Ltd.	2,606	23,940
	Digidrive Distributors Ltd.	287	471
Ω	Dilip Buildcon Ltd.	4,134	13,436
*	Dish TV India Ltd.	358,515	77,297
*	Dishman Carbogen Amcis Ltd.	7,756	15,006
	Divi's Laboratories Ltd.	9,812	441,909
	Dixon Technologies India Ltd.	4,919	246,777
	DLF Ltd.	37,038	233,194
	Dollar Industries Ltd.	2,778	14,668
Ω	Dr Lal PathLabs Ltd.	4,721	133,325
	Dr Reddy's Laboratories Ltd., ADR	10,385	713,242
	Dr Reddy's Laboratories Ltd.	7,288	501,006
	Dwarikesh Sugar Industries Ltd.	45,532	50,876
	Dynamatic Technologies Ltd.	363	17,491
	eClerx Services Ltd.	6,173	129,777
	Edelweiss Financial Services Ltd.	113,523	65,863
	Eicher Motors Ltd.	9,945	407,532
	EID Parry India Ltd.	23,155	139,453

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	EIH Associated Hotels	1,285	$7,799
*	EIH Ltd.	28,228	72,952
	Electrosteel Castings Ltd.	97,469	69,663
	Elgi Equipments Ltd.	24,207	158,231
	Emami Ltd.	30,628	171,807
Ω	Endurance Technologies Ltd.	4,830	98,912
	Engineers India Ltd.	70,927	136,282
	EPL Ltd.	33,082	91,340
*Ω	Equitas Small Finance Bank Ltd.	67,604	78,212
Ω	Eris Lifesciences Ltd.	7,581	73,306
	ESAB India Ltd.	817	48,046
	Escorts Kubota Ltd.	6,003	185,957
	Everest Kanto Cylinder Ltd.	10,371	14,920
	Excel Industries Ltd.	960	10,690
*	Exide Industries Ltd.	79,921	244,450
*	FDC Ltd.	11,464	48,015
	Federal Bank Ltd.	366,125	605,862
*	Federal-Mogul Goetze India Ltd.	2,297	10,062
	FIEM Industries Ltd.	1,410	33,016
	Filatex India Ltd.	31,384	14,729
	Fine Organic Industries Ltd.	1,323	72,707
	Finolex Cables Ltd.	11,599	149,435
	Finolex Industries Ltd.	43,107	104,906
	Firstsource Solutions Ltd.	87,519	154,394
	Force Motors Ltd.	588	18,258
*	Fortis Healthcare Ltd.	78,506	334,473
*	FSN E-Commerce Ventures, Ltd.	18,567	32,508
	Gabriel India Ltd.	18,367	50,334
	GAIL India Ltd.	403,400	587,021
	Galaxy Surfactants Ltd.	2,003	66,518
	Garden Reach Shipbuilders & Engineers Ltd.	7,102	53,701
	Garware Technical Fibres Ltd.	1,795	68,332
	Gateway Distriparks Ltd.	47,431	45,440
*	Gati Ltd.	4,856	8,474
*	GE T&D India Ltd.	6,995	21,537
Ω	General Insurance Corp. of India	14,916	37,409
	Genus Power Infrastructures Ltd.	24,860	55,197
	GHCL Ltd.	15,673	101,748
	GHCL Textiles Ltd.	15,673	14,368
	GIC Housing Finance Ltd.	8,238	20,098
	Gillette India Ltd.	1,174	80,590
	GlaxoSmithKline Pharmaceuticals Ltd.	5,781	99,069
	Glenmark Pharmaceuticals Ltd.	33,826	325,985
	GMM Pfaudler Ltd.	3,423	61,308
*	GMR Airports Infrastructure Ltd.	296,263	186,242
	Godawari Power & Ispat Ltd.	7,085	49,005
	Godfrey Phillips India Ltd.	2,960	77,119
Ω	Godrej Agrovet Ltd.	7,519	44,399
*	Godrej Consumer Products Ltd.	20,701	261,690
*	Godrej Industries Ltd.	11,131	64,600
*	Godrej Properties Ltd.	7,378	156,608
	Goodyear India Ltd.	879	15,096
	Granules India Ltd.	33,073	130,054
	Graphite India Ltd.	13,416	70,791
	Grasim Industries Ltd.	15,688	352,908
	Grauer & Weil India Ltd.	9,458	13,345
*	Gravita India Ltd.	1,730	14,210
	Great Eastern Shipping Co. Ltd.	23,892	229,610
	Greaves Cotton Ltd.	12,195	20,197

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Greenlam Industries Ltd.	4,322	$25,456
	Greenpanel Industries Ltd.	9,116	37,527
	Greenply Industries Ltd.	9,817	20,203
	Grindwell Norton Ltd.	6,261	176,904
	Gujarat Alkalies & Chemicals Ltd.	4,897	39,287
	Gujarat Ambuja Exports Ltd.	18,801	59,855
	Gujarat Fluorochemicals Ltd.	2,790	92,465
	Gujarat Gas Ltd.	13,229	77,823
	Gujarat Mineral Development Corp. Ltd.	24,183	53,405
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	20,610	148,884
	Gujarat Pipavav Port Ltd.	64,083	97,554
	Gujarat State Fertilizers & Chemicals Ltd.	35,643	71,469
	Gujarat State Petronet Ltd.	80,576	283,941
	Gulf Oil Lubricants India Ltd.	1,823	11,679
	Happiest Minds Technologies Ltd.	9,215	103,803
*	Hathway Cable & Datacom Ltd.	80,086	15,529
	Hatsun Agro Product Ltd.	9,435	118,886
	Havells India Ltd.	12,775	207,575
	HBL Power Systems Ltd.	30,843	72,294
	HCL Technologies Ltd.	82,790	1,124,221
Ω	HDFC Asset Management Co. Ltd.	9,684	298,638
	HDFC Bank Ltd.	260,411	5,224,234
Ω	HDFC Life Insurance Co. Ltd.	11,098	87,342
*	HealthCare Global Enterprises Ltd.	3,224	12,827
	HEG Ltd.	3,443	75,596
	HeidelbergCement India Ltd.	16,155	35,527
	Heritage Foods Ltd.	14,554	43,702
	Hero MotoCorp Ltd.	16,765	654,915
	HFCL Ltd.	141,548	109,803
	HG Infra Engineering Ltd.	3,594	41,469
	Hikal Ltd.	7,828	26,985
	HIL Ltd.	1,452	54,313
	Himadri Speciality Chemical Ltd.	46,780	79,998
	Hindalco Industries Ltd.	166,488	936,324
	Hinduja Global Solutions Ltd.	1,622	20,779
	Hindustan Aeronautics Ltd.	6,303	303,954
*	Hindustan Construction Co. Ltd.	202,019	47,591
	Hindustan Copper Ltd.	36,485	62,908
*	Hindustan Oil Exploration Co. Ltd.	8,756	24,312
	Hindustan Petroleum Corp. Ltd.	55,807	191,969
	Hindustan Unilever Ltd.	26,030	810,470
*	Hindware Home Innovation Ltd.	4,115	31,859
	Hitachi Energy India Ltd.	1,419	68,045
	Hle Glascoat Ltd.	660	5,167
	Honda India Power Products Ltd.	637	17,045
	Honeywell Automation India Ltd.	73	37,999
	Huhtamaki India Ltd.	3,847	12,261
	I G Petrochemicals Ltd.	3,275	17,285
	ICICI Bank Ltd., Sponsored ADR	114,676	2,817,589
Ω	ICICI Lombard General Insurance Co. Ltd.	18,181	306,065
Ω	ICICI Prudential Life Insurance Co. Ltd.	15,999	112,485
Ω	ICICI Securities Ltd.	13,101	101,364
	ICRA Ltd.	321	21,893
*	IDFC First Bank Ltd.	484,662	514,930
	IDFC Ltd.	234,361	337,945
*	IFB Industries Ltd.	615	6,221
*	Igarashi Motors India Ltd.	1,653	10,724
	IIFL Finance Ltd.	38,160	274,390
	India Cements Ltd.	29,459	78,805

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	India Glycols Ltd.	1,786	$13,392
*	Indiabulls Housing Finance Ltd.	59,530	103,710
*	Indiabulls Real Estate Ltd.	57,904	48,695
	Indian Bank	37,174	157,828
Ω	Indian Energy Exchange Ltd.	77,128	115,218
	Indian Hotels Co. Ltd.	40,744	195,607
	Indian Oil Corp. Ltd.	160,469	183,418
*	Indian Overseas Bank	211,986	67,859
	Indian Railway Catering & Tourism Corp. Ltd.	21,943	170,884
Ω	Indian Railway Finance Corp. Ltd.	304,916	142,422
	Indo Count Industries Ltd.	13,941	37,078
	Indoco Remedies Ltd.	8,412	32,440
	Indraprastha Gas Ltd.	28,227	158,988
*	Indus Towers Ltd.	117,118	245,274
	IndusInd Bank Ltd.	33,820	583,899
*	Infibeam Avenues Ltd.	224,277	41,628
	Info Edge India Ltd.	5,250	292,505
	Infosys Ltd., Sponsored ADR	37,090	617,919
	Infosys Ltd.	262,038	4,334,142
	Ingersoll Rand India Ltd.	1,214	42,631
*	Inox Wind Ltd.	16,746	43,070
	Insecticides India Ltd.	3,433	17,904
	Intellect Design Arena Ltd.	11,298	91,624
*Ω	InterGlobe Aviation Ltd.	6,382	201,249
	IOL Chemicals & Pharmaceuticals Ltd.	4,141	19,789
	Ipca Laboratories Ltd.	26,334	280,334
	IRB Infrastructure Developers Ltd.	181,040	58,432
Ω	IRCON International Ltd.	40,912	48,305
	ISGEC Heavy Engineering Ltd.	3,783	33,841
	ITC Ltd.	284,140	1,608,495
	ITD Cementation India Ltd.	8,693	19,624
*	ITI Ltd.	15,882	21,699
	J Kumar Infraprojects Ltd.	4,462	19,644
	Jagran Prakashan Ltd.	13,332	16,661
	Jai Corp. Ltd.	16,511	36,220
*	Jaiprakash Power Ventures Ltd.	357,706	26,793
*	Jammu & Kashmir Bank Ltd.	63,700	52,212
	Jamna Auto Industries Ltd.	29,725	40,528
	JB Chemicals & Pharmaceuticals Ltd.	6,603	201,862
	JBM Auto Ltd.	4,666	79,252
	Jindal Saw Ltd.	39,507	157,626
	Jindal Stainless Ltd.	77,437	379,085
	Jindal Steel & Power Ltd.	73,130	595,505
	Jio Financial Services Ltd.	37,849	120,497
	JK Cement Ltd.	6,434	257,311
	JK Lakshmi Cement Ltd.	14,617	108,204
	JK Paper Ltd.	23,603	95,020
	JK Tyre & Industries Ltd.	19,034	61,545
	JM Financial Ltd.	89,532	84,964
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	701	8,157
	JSW Energy Ltd.	80,655	282,766
	JSW Steel Ltd.	81,507	809,172
	JTEKT India Ltd.	15,736	29,852
	Jubilant Foodworks Ltd.	52,110	303,920
	Jubilant Ingrevia Ltd.	16,105	81,541
	Jubilant Pharmova Ltd.	12,229	56,259
*	Just Dial Ltd.	3,495	32,825
	Jyothy Labs Ltd.	22,760	85,833
	Kajaria Ceramics Ltd.	13,779	241,377

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Kalpataru Projects International Ltd.	18,119	$138,389
	Kalyani Steels Ltd.	7,935	41,046
	Kansai Nerolac Paints Ltd.	17,589	71,676
	Karnataka Bank Ltd.	73,287	185,247
	Karur Vysya Bank Ltd.	76,546	116,386
	Kaveri Seed Co. Ltd.	5,031	35,672
	KCP Ltd.	20,756	29,101
	KEC International Ltd.	20,518	158,530
	KEI Industries Ltd.	11,388	336,915
	Kennametal India Ltd.	1,194	40,702
*	Kesoram Industries Ltd.	54,788	48,029
	Kewal Kiran Clothing Ltd.	3,939	31,898
	Kirloskar Brothers Ltd.	5,193	48,455
	Kirloskar Ferrous Industries Ltd.	13,536	85,757
	Kirloskar Oil Engines Ltd.	16,888	92,699
	KNR Constructions Ltd.	36,634	110,402
	Kolte-Patil Developers Ltd.	5,002	26,303
	Kotak Mahindra Bank Ltd.	57,196	1,292,822
	Kovai Medical Center & Hospital	1,289	42,221
	KPIT Technologies Ltd.	26,577	351,216
	KPR Mill Ltd.	13,819	107,515
	KRBL Ltd.	14,513	68,918
*Ω	Krishna Institute of Medical Sciences Ltd.	573	13,341
	Krsnaa Diagnostics Ltd.	844	5,361
	KSB Ltd.	2,359	64,646
	L&T Finance Holdings Ltd.	153,051	246,124
Ω	L&T Technology Services Ltd.	3,114	153,070
	LA Opala RG Ltd.	7,381	42,310
	Lakshmi Machine Works Ltd.	454	77,941
	Larsen & Toubro Ltd.	58,872	1,921,384
Ω	Laurus Labs Ltd.	69,632	298,069
	LG Balakrishnan & Bros Ltd.	6,564	84,619
	LIC Housing Finance Ltd.	62,932	319,646
*	Linde India Ltd.	908	55,272
	LT Foods Ltd.	41,631	90,922
Ω	LTIMindtree Ltd.	7,042	420,345
	Lumax Auto Technologies Ltd.	10,473	47,593
	Lumax Industries Ltd.	289	7,392
	Lupin Ltd.	19,953	238,812
*	LUX Industries Ltd.	1,244	24,179
	Mahanagar Gas Ltd.	6,002	81,791
	Maharashtra Scooters Ltd.	629	42,838
	Maharashtra Seamless Ltd.	14,201	92,771
	Mahindra & Mahindra Financial Services Ltd.	134,465	488,137
	Mahindra & Mahindra Ltd.	92,240	1,654,776
*	Mahindra Holidays & Resorts India Ltd.	11,332	46,799
	Mahindra Lifespace Developers Ltd.	14,006	87,989
Ω	Mahindra Logistics Ltd.	6,315	27,633
	Maithan Alloys Ltd.	1,893	27,083
	Man Infraconstruction Ltd.	18,171	28,578
	Manappuram Finance Ltd.	129,959	220,278
*	Mangalore Refinery & Petrochemicals Ltd.	24,693	24,974
	Marico Ltd.	55,236	377,891
	Marksans Pharma Ltd.	40,811	59,046
	Maruti Suzuki India Ltd.	1,631	194,756
Ω	MAS Financial Services Ltd.	3,870	37,069
	Mastek Ltd.	2,808	68,975
*	Max Financial Services Ltd.	7,519	74,218
*	Max Healthcare Institute Ltd.	35,141	253,106

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mayur Uniquoters Ltd.	2,691	$17,017
	Mazagon Dock Shipbuilders Ltd.	5,615	129,058
	Meghmani Finechem Ltd.	1,888	21,837
	Meghmani Organics Ltd.	23,249	23,102
Ω	Metropolis Healthcare Ltd.	4,711	78,620
	Minda Corp. Ltd.	10,081	37,872
*	Mirza International Ltd.	2,026	1,189
Ω	Mishra Dhatu Nigam Ltd.	10,136	41,759
	MM Forgings Ltd.	2,922	38,074
	MOIL Ltd.	16,185	36,639
	Monte Carlo Fashions Ltd.	2,815	29,658
*	Morepen Laboratories Ltd.	100,720	37,992
	Motherson Sumi Wiring India Ltd.	107,239	78,018
	Motilal Oswal Financial Services Ltd.	8,198	83,695
	Mphasis Ltd.	9,129	254,329
	MRF Ltd.	187	233,461
	Mrs Bectors Food Specialities Ltd.	4,995	55,834
	MSTC Ltd.	12,701	68,340
	Multi Commodity Exchange of India Ltd.	2,675	54,198
	Muthoot Finance Ltd.	19,090	315,452
	Narayana Hrudayalaya Ltd.	11,085	136,177
	Natco Pharma Ltd.	15,612	158,421
	National Aluminium Co. Ltd.	226,797	263,771
	National Fertilizers Ltd.	25,107	21,811
	Nava Ltd.	26,158	118,412
	Navin Fluorine International Ltd.	2,497	130,063
	Navneet Education Ltd.	25,996	45,378
	NBCC India Ltd.	112,474	63,669
	NCC Ltd.	93,504	182,181
	NELCO Ltd.	960	9,310
	NESCO Ltd.	4,450	37,992
	Nestle India Ltd.	2,737	746,904
	Neuland Laboratories Ltd.	2,015	85,143
	Newgen Software Technologies Ltd.	5,153	53,489
	NHPC Ltd.	193,346	120,979
	NIIT Learning Systems Ltd.	15,882	60,488
*	NIIT Ltd.	15,882	15,858
	Nilkamal Ltd.	1,454	48,562
Ω	Nippon Life India Asset Management Ltd.	21,625	82,686
	NLC India Ltd.	31,103	44,297
	NMDC Ltd.	42,663	60,900
*††	NMDC Steel Ltd.	42,663	25,008
	NOCIL Ltd.	23,167	62,613
	Novartis India Ltd.	1,627	14,316
	NRB Bearings Ltd.	10,866	33,166
	NTPC Ltd.	227,322	602,196
	Nucleus Software Exports Ltd.	2,604	35,401
	Nuvama Wealth Management Ltd.	1,261	37,516
	Oberoi Realty Ltd.	9,211	125,367
	Oil & Natural Gas Corp. Ltd.	145,106	312,849
	Oil India Ltd.	35,666	119,592
	One 97 Communications Ltd.	10,917	106,430
	Oracle Financial Services Software Ltd.	4,660	220,529
	Orient Cement Ltd.	37,931	67,831
	Orient Electric Ltd.	20,033	56,305
	Orient Paper & Industries Ltd.	20,996	11,242
	Oriental Carbon & Chemicals Ltd.	869	8,414
	Page Industries Ltd.	657	303,628
	Paisalo Digital Ltd.	31,431	22,872

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Panama Petrochem Ltd.	3,528	$12,327
*Ω	Parag Milk Foods Ltd.	10,789	22,682
*	Patel Engineering Ltd.	95,981	51,273
*	PC Jeweller Ltd.	40,835	14,562
	PCBL Ltd.	49,255	94,553
	Persistent Systems Ltd.	5,452	315,054
	Petronet LNG Ltd.	148,332	420,914
	Pfizer Ltd.	2,170	105,830
	Phoenix Mills Ltd.	15,846	333,473
	PI Industries Ltd.	5,458	240,170
	Pidilite Industries Ltd.	7,553	240,787
	Piramal Enterprises Ltd.	22,794	281,260
*	Piramal Pharma Ltd.	37,300	47,315
	PNC Infratech Ltd.	28,841	121,381
	Poly Medicure Ltd.	2,842	42,814
	Polycab India Ltd.	4,730	277,917
	Polyplex Corp. Ltd.	4,164	62,030
	Poonawalla Fincorp Ltd.	39,726	190,331
	Power Finance Corp. Ltd.	256,210	814,203
	Power Grid Corp. of India Ltd.	183,445	593,947
	Power Mech Projects Ltd.	639	36,121
	Praj Industries Ltd.	21,167	110,252
*	Prakash Industries Ltd.	12,111	13,561
Ω	Prataap Snacks Ltd.	811	8,279
	Prestige Estates Projects Ltd.	33,892	242,149
*	Pricol Ltd.	18,906	63,544
	Prince Pipes & Fittings Ltd.	6,579	52,663
*	Prism Johnson Ltd.	23,821	36,144
	Privi Speciality Chemicals Ltd.	1,549	20,676
	Procter & Gamble Health Ltd.	1,276	83,107
	Procter & Gamble Hygiene & Health Care Ltd.	893	171,576
	PSP Projects Ltd.	3,427	33,130
*	PTC India Financial Services Ltd.	56,427	16,063
	PTC India Ltd.	64,716	92,871
	Punjab National Bank	163,804	123,288
*	PVR Inox Ltd.	5,841	110,579
Ω	Quess Corp. Ltd.	10,111	52,597
	Radico Khaitan Ltd.	13,568	238,580
	Rain Industries Ltd.	52,895	109,740
	Rajesh Exports Ltd.	12,610	79,969
	Rallis India Ltd.	17,088	45,433
	Ramco Cements Ltd.	21,115	227,172
	Ramco Industries Ltd.	2,424	5,458
	Ramkrishna Forgings Ltd.	16,995	116,489
	Rashtriya Chemicals & Fertilizers Ltd.	50,898	71,211
	Ratnamani Metals & Tubes Ltd.	5,206	168,560
	Raymond Ltd.	9,178	214,516
*Ω	RBL Bank Ltd.	92,862	257,462
	REC Ltd.	198,607	490,546
	Redington Ltd.	158,331	348,549
	Redtape Ltd.	8,586	22,950
	Relaxo Footwears Ltd.	5,149	59,293
	Reliance Industrial Infrastructure Ltd.	2,313	27,229
	Reliance Industries Ltd.	37,849	1,173,447
Ω	Reliance Industries Ltd., GDR	44,787	2,799,188
*	Reliance Infrastructure Ltd.	42,098	95,712
*	Reliance Power Ltd.	448,743	89,648
	Repco Home Finance Ltd.	13,730	54,896
	Rhi Magnesita India Ltd.	7,341	57,845

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Rico Auto Industries Ltd.	29,305	$35,334
	RITES Ltd.	10,591	59,706
	Rossari Biotech Ltd.	1,550	15,842
	RSWM Ltd.	7,090	17,247
	Rupa & Co. Ltd.	6,647	24,189
	Safari Industries India Ltd.	486	17,020
	Sagar Cements Ltd.	6,033	15,519
	Samvardhana Motherson International Ltd.	336,054	402,007
*	Sanghi Industries Ltd.	12,254	13,612
	Sanghvi Movers Ltd.	4,125	31,649
	Sanofi India Ltd.	1,379	117,689
*	Sarda Energy & Minerals Ltd.	3,266	79,963
	Saregama India Ltd.	1,437	6,881
	Sasken Technologies Ltd.	1,618	18,150
*	Satin Creditcare Network Ltd.	2,801	6,962
	Savita Oil Technologies Ltd.	5,610	21,281
	SBI Cards & Payment Services Ltd.	25,102	261,512
Ω	SBI Life Insurance Co. Ltd.	14,291	222,771
	Schaeffler India Ltd.	3,708	141,071
*	Schneider Electric Infrastructure Ltd.	14,360	49,433
*	SEPC Ltd.	75,354	12,710
*	Sequent Scientific Ltd.	5,527	6,382
	Seshasayee Paper & Boards Ltd.	6,808	22,891
Ω	SH Kelkar & Co. Ltd.	5,169	7,455
	Shankara Building Products Ltd.	1,186	10,814
	Sharda Cropchem Ltd.	5,564	29,729
	Sharda Motor Industries Ltd.	1,027	10,628
*	Sheela Foam Ltd.	3,902	57,950
	Shilpa Medicare Ltd.	6,408	27,617
	Shipping Corp. of India Ltd.	63,966	50,980
*	Shoppers Stop Ltd.	6,789	65,649
	Shree Cement Ltd.	617	181,149
*	Shree Renuka Sugars Ltd.	94,954	53,128
	Shriram Finance Ltd.	34,482	794,041
	Siemens Ltd.	868	42,021
*	SIS Ltd.	8,675	46,534
	Siyaram Silk Mills Ltd.	5,047	33,936
	SKF India Ltd.	3,723	243,764
	Snowman Logistics Ltd.	20,043	12,193
	Sobha Ltd.	7,672	57,920
	Solar Industries India Ltd.	3,191	147,228
*	Solara Active Pharma Sciences Ltd.	3,971	19,330
	Somany Ceramics Ltd.	5,457	49,460
	Sonata Software Ltd.	15,500	199,237
*	South Indian Bank Ltd.	540,306	128,688
*	Spandana Sphoorty Financial Ltd.	3,528	35,268
	SRF Ltd.	24,001	633,735
*	Star Cement Ltd.	18,024	31,913
	State Bank of India	1,931	14,558
	State Bank of India, GDR	14,169	1,065,509
	Steel Authority of India Ltd.	219,489	252,672
	Sterlite Technologies Ltd.	31,260	57,435
*	Strides Pharma Science Ltd.	12,495	71,654
	Styrenix Performance Materials Ltd.	1,875	27,081
*	Subex Ltd.	65,054	25,663
	Subros Ltd.	3,200	16,515
	Sudarshan Chemical Industries Ltd.	6,416	38,632
	Sumitomo Chemical India Ltd.	13,090	65,622
	Sun Pharmaceutical Industries Ltd.	43,522	604,806

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sun TV Network Ltd.	22,685	$149,594
	Sundaram Finance Ltd.	8,948	288,264
	Sundaram-Clayton Ltd.	1,504	92,973
	Sundram Fasteners Ltd.	17,536	271,988
*	Sunflag Iron & Steel Co. Ltd.	6,629	18,431
	Sunteck Realty Ltd.	10,075	44,477
	Suprajit Engineering Ltd.	15,853	80,695
	Supreme Industries Ltd.	8,849	381,604
	Supreme Petrochem Ltd.	11,075	60,381
	Surya Roshni Ltd.	5,055	50,113
	Suven Pharmaceuticals Ltd.	16,889	101,317
*	Suzlon Energy Ltd.	823,995	190,137
	Swan Energy Ltd.	3,878	10,351
	Swaraj Engines Ltd.	677	16,085
	Symphony Ltd.	1,691	17,878
Ω	Syngene International Ltd.	24,137	234,066
	Tamil Nadu Newsprint & Papers Ltd.	8,861	22,786
	Tanla Platforms Ltd.	10,198	148,620
	Tata Chemicals Ltd.	27,454	354,389
	Tata Coffee Ltd.	12,417	37,742
	Tata Communications Ltd.	12,940	283,014
	Tata Consultancy Services Ltd.	52,184	2,169,833
	Tata Consumer Products Ltd.	26,095	272,687
	Tata Elxsi Ltd.	3,576	311,587
*	Tata Motors Ltd.	190,196	1,492,361
	Tata Power Co. Ltd.	115,472	332,312
	Tata Steel Ltd.	1,088,156	1,628,564
*	Tata Teleservices Maharashtra Ltd.	43,502	41,847
	TCI Express Ltd.	2,190	42,154
	TD Power Systems Ltd.	10,875	34,477
	Tech Mahindra Ltd.	64,042	872,626
	Techno Electric & Engineering Co. Ltd.	12,817	76,434
*Ω	Tejas Networks Ltd.	7,149	71,286
	Texmaco Rail & Engineering Ltd.	58,399	75,684
	Thermax Ltd.	3,212	101,092
	Thirumalai Chemicals Ltd.	17,168	42,354
*	Thomas Cook India Ltd.	23,094	23,602
Ω	Thyrocare Technologies Ltd.	1,222	8,850
	Tilaknagar Industries Ltd.	12,399	25,678
	Time Technoplast Ltd.	38,252	63,907
	Timken India Ltd.	3,307	141,189
	Tinplate Co. of India Ltd.	5,334	24,258
*	Titagarh Rail System Ltd.	10,409	82,897
	Titan Co. Ltd.	26,418	968,912
	Torrent Pharmaceuticals Ltd.	13,643	333,817
	Torrent Power Ltd.	20,839	171,952
	Tourism Finance Corp. of India Ltd.	11,644	12,502
	TransIndia Realty & Logistics Parks Ltd.	17,001	5,016
	Transport Corp. of India Ltd.	6,236	57,217
	Trent Ltd.	14,566	312,081
	Trident Ltd.	274,533	107,790
	Triveni Engineering & Industries Ltd.	7,561	27,546
	Triveni Turbine Ltd.	12,353	59,882
	TTK Prestige Ltd.	7,048	67,820
	Tube Investments of India Ltd.	11,545	434,953
	TV Today Network Ltd.	4,752	11,947
*	TV18 Broadcast Ltd.	76,723	37,798
	TVS Motor Co. Ltd.	24,844	416,525
	TVS Srichakra Ltd.	949	35,091

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Uflex Ltd.	9,118	$48,333
	Ujjivan Financial Services Ltd.	19,472	117,256
Ω	Ujjivan Small Finance Bank Ltd.	151,740	89,167
	UltraTech Cement Ltd.	6,671	674,278
	Unichem Laboratories Ltd.	8,075	39,122
	Union Bank of India Ltd.	121,686	132,239
	United Breweries Ltd.	4,391	82,191
*	United Spirits Ltd.	21,400	264,130
	UNO Minda Ltd.	27,943	200,661
	UPL Ltd.	82,407	624,379
	Usha Martin Ltd.	31,694	129,714
	UTI Asset Management Co. Ltd.	7,753	75,783
*	VA Tech Wabag Ltd.	7,423	47,645
	Vaibhav Global Ltd.	6,758	28,379
	Vakrangee Ltd.	124,054	23,877
*	Vardhman Textiles Ltd.	29,055	131,573
*Ω	Varroc Engineering Ltd.	6,440	27,348
	Varun Beverages Ltd.	47,314	463,056
	Vedanta Ltd.	108,092	364,017
	Venky's India Ltd.	1,664	41,127
	Vesuvius India Ltd.	1,583	70,810
	V-Guard Industries Ltd.	32,201	110,829
	Vimta Labs Ltd.	2,204	12,251
	Vinati Organics Ltd.	3,323	74,209
	Vindhya Telelinks Ltd.	1,703	42,578
	VIP Industries Ltd.	9,802	71,566
	Visaka Industries Ltd.	4,275	4,475
	Vl E Governance Ord	12,405	3,394
	V-Mart Retail Ltd.	1,258	34,905
*	Vodafone Idea Ltd.	960,006	96,972
	Voltamp Transformers Ltd.	932	52,513
	Voltas Ltd.	2,710	25,682
*	VRL Logistics Ltd.	5,349	47,733
	VST Industries Ltd.	919	42,257
	VST Tillers Tractors Ltd.	669	24,885
	Welspun Corp. Ltd.	22,864	89,494
	Welspun Enterprises Ltd.	14,801	42,148
	Welspun India Ltd.	56,969	75,784
	West Coast Paper Mills Ltd.	14,157	83,457
*	Westlife Foodworld Ltd.	10,592	120,623
	Whirlpool of India Ltd.	1,857	32,729
	Wipro Ltd.	95,614	471,580
*	Wockhardt Ltd.	14,037	40,757
*	Wonderla Holidays Ltd.	2,852	21,589
	Zee Entertainment Enterprises Ltd.	179,869	532,772
	Zensar Technologies Ltd.	24,486	147,878
*	Zomato Ltd.	91,195	93,413
	Zydus Lifesciences Ltd.	26,779	205,376
	Zydus Wellness Ltd.	3,658	65,342
TOTAL INDIA			125,281,904
INDONESIA — (2.8%)
	ABM Investama Tbk PT	130,100	31,576
	Ace Hardware Indonesia Tbk PT	1,481,400	70,764
	Adaro Energy Indonesia Tbk PT	2,461,700	393,800
*	Adhi Karya Persero Tbk PT	823,500	25,993
*	Adi Sarana Armada Tbk PT	388,400	33,092
	AKR Corporindo Tbk PT	1,979,300	181,915
*	Alam Sutera Realty Tbk PT	3,039,900	36,895

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Aneka Tambang Tbk PT	646,000	$85,149
	Arwana Citramulia Tbk PT	640,500	35,897
	Ashmore Asset Management Indonesia Tbk PT	149,400	10,844
	Astra Agro Lestari Tbk PT	126,100	63,349
	Astra International Tbk PT	1,903,800	865,171
	Astra Otoparts Tbk PT	250,300	48,621
*	Bank Amar Indonesia Tbk PT	830,585	16,526
	Bank BTPN Syariah Tbk PT	528,300	74,705
*	Bank Bukopin Tbk PT	6,045,077	41,689
	Bank Central Asia Tbk PT	2,613,500	1,582,817
*	Bank Jago Tbk PT	124,900	24,131
	Bank Mandiri Persero Tbk PT	3,999,500	1,520,391
*	Bank Mayapada International Tbk PT	562,800	19,228
	Bank Maybank Indonesia Tbk PT	1,456,300	27,816
*	Bank MNC Internasional Tbk PT	2,771,900	15,078
	Bank Negara Indonesia Persero Tbk PT	437,000	257,263
*	Bank Neo Commerce Tbk PT	544,900	16,414
	Bank OCBC Nisp Tbk PT	817,200	65,578
	Bank Pan Indonesia Tbk PT	983,200	83,463
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,053,790	83,155
	Bank Pembangunan Daerah Jawa Timur Tbk PT	809,600	35,423
	Bank Rakyat Indonesia Persero Tbk PT	4,429,700	1,658,497
	Bank Syariah Indonesia Tbk PT	1,479,649	162,413
	Bank Tabungan Negara Persero Tbk PT	1,234,712	107,718
	Barito Pacific Tbk PT	671,592	34,510
	BFI Finance Indonesia Tbk PT	2,096,600	183,583
	BISI International Tbk PT	429,800	43,010
	Blue Bird Tbk PT	206,500	30,804
*	Buana Lintas Lautan Tbk PT	2,303,800	14,960
*	Bukalapak.com PT Tbk	5,658,300	81,128
	Bukit Asam Tbk PT	1,044,200	192,011
*	Bumi Resources Minerals Tbk PT	9,798,400	111,155
*	Bumi Resources Tbk PT	6,286,300	53,330
*	Bumi Serpong Damai Tbk PT	2,169,000	170,507
*	Capital Financial Indonesia Tbk PT	800,300	35,302
*	Cemindo Gemilang PT	358,600	21,522
	Charoen Pokphand Indonesia Tbk PT	575,800	197,521
Ω	Cikarang Listrindo Tbk PT	286,600	13,978
	Ciputra Development Tbk PT	1,783,800	131,916
	Delta Dunia Makmur Tbk PT	1,889,200	49,890
	Dharma Satya Nusantara Tbk PT	824,300	31,991
	Elang Mahkota Teknologi Tbk PT	1,668,100	71,968
	Elnusa Tbk PT	655,800	16,965
	Erajaya Swasembada Tbk PT	2,821,100	93,585
	Garudafood Putra Putri Jaya Tbk PT	2,126,100	66,273
	Gudang Garam Tbk PT	87,300	161,596
	Harum Energy Tbk PT	864,800	95,239
	Hexindo Adiperkasa Tbk PT	58,700	26,075
	Impack Pratama Industri Tbk PT	1,477,300	32,911
	Indah Kiat Pulp & Paper Tbk PT	405,000	245,851
	Indika Energy Tbk PT	502,600	65,867
	Indo Tambangraya Megah Tbk PT	106,100	191,490
	Indocement Tunggal Prakarsa Tbk PT	121,800	84,217
	Indofood CBP Sukses Makmur Tbk PT	104,500	77,651
	Indofood Sukses Makmur Tbk PT	713,400	346,581
	Indomobil Sukses Internasional Tbk PT	208,900	24,307
	Indosat Tbk PT	122,700	74,847
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,012,300	42,974
	Japfa Comfeed Indonesia Tbk PT	1,351,000	119,624

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Jasa Marga Persero Tbk PT	362,600	$93,038
	Kalbe Farma Tbk PT	1,190,500	151,208
*	Kapuas Prima Coal Tbk PT	2,482,800	8,231
*	Kawasan Industri Jababeka Tbk PT	1,924,500	19,777
*	Lippo Karawaci Tbk PT	5,253,300	34,501
*	M Cash Integrasi PT	13,600	7,352
*	Map Aktif Adiperkasa PT	1,938,000	104,148
	Matahari Department Store Tbk PT	220,800	44,241
	Mayora Indah Tbk PT	506,900	81,317
*	MD Pictures Tbk PT	355,800	94,327
	Medco Energi Internasional Tbk PT	1,871,300	140,556
*	Media Nusantara Citra Tbk PT	1,807,900	75,528
	Medikaloka Hermina Tbk PT	959,100	95,037
*	Mega Manunggal Property Tbk PT	134,200	3,742
*	Merdeka Copper Gold Tbk PT	464,042	108,127
*	Metro Healthcare Indonesia Tbk PT	808,900	27,626
	Metrodata Electronics Tbk PT	1,584,300	54,112
	Metropolitan Kentjana Tbk PT	9,800	17,419
*	Mitra Adiperkasa Tbk PT	1,460,300	191,800
	Mitra Keluarga Karyasehat Tbk PT	687,700	132,807
	Mitra Pinasthika Mustika Tbk PT	391,100	26,854
*	MNC Digital Entertainment Tbk PT	197,200	49,427
*	MNC Land Tbk PT	7,912,200	36,186
	Mulia Industrindo Tbk PT	437,000	13,039
	Pabrik Kertas Tjiwi Kimia Tbk PT	295,900	132,473
*	Pacific Strategic Financial Tbk PT	512,800	36,895
	Pakuwon Jati Tbk PT	4,626,700	147,407
	Panin Financial Tbk PT	3,083,600	62,614
*	Paninvest Tbk PT	361,900	26,751
	Perusahaan Gas Negara Tbk PT	1,473,100	133,372
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	736,200	50,789
	Prodia Widyahusada Tbk PT	26,200	11,476
	Puradelta Lestari Tbk PT	1,689,800	19,048
	Ramayana Lestari Sentosa Tbk PT	393,000	14,986
	Resource Alam Indonesia Tbk PT	352,200	11,680
	Salim Ivomas Pratama Tbk PT	483,600	13,594
	Samator Indo Gas Tbk PT	74,100	9,706
	Samudera Indonesia Tbk PT	2,328,000	56,842
*	Sarana Meditama Metropolitan Tbk PT	494,600	12,141
	Sarana Menara Nusantara Tbk PT	3,098,900	208,560
	Sariguna Primatirta Tbk PT	407,000	17,828
	Sawit Sumbermas Sarana Tbk PT	1,038,400	82,268
	Selamat Sempurna Tbk PT	416,800	55,273
	Semen Baturaja Tbk PT	422,800	10,714
	Semen Indonesia Persero Tbk PT	251,854	116,540
	Siloam International Hospitals Tbk PT	599,400	77,507
	Sumber Alfaria Trijaya Tbk PT	1,206,000	215,944
	Summarecon Agung Tbk PT	2,240,800	98,126
	Surya Citra Media Tbk PT	3,184,100	32,941
	Surya Esa Perkasa Tbk PT	1,825,700	71,459
*	Surya Semesta Internusa Tbk PT	786,800	24,427
	Telkom Indonesia Persero Tbk PT	2,571,100	633,457
	Temas Tbk PT	2,160,000	38,693
	Tempo Scan Pacific Tbk PT	134,700	15,142
	Timah Tbk PT	889,600	55,494
	Tower Bersama Infrastructure Tbk PT	544,500	69,692
	Transcoal Pacific Tbk PT	137,400	60,611
	Triputra Agro Persada PT	2,304,600	87,098
	Tunas Baru Lampung Tbk PT	478,057	26,463

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Ultrajaya Milk Industry & Trading Co. Tbk PT	329,900	$42,102
	Unilever Indonesia Tbk PT	640,900	163,599
	United Tractors Tbk PT	228,100	416,711
	Vale Indonesia Tbk PT	169,300	77,258
*††	Waskita Beton Precast Tbk PT	1,218,000	4,035
*	Waskita Karya Persero Tbk PT	2,217,700	29,707
	XL Axiata Tbk PT	1,197,404	180,271
TOTAL INDONESIA			16,172,604
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	167,584	86,738
*	Agility Public Warehousing Co. KSC	75,006	153,821
	Al Ahli Bank of Kuwait KSCP	72,017	56,263
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	54,843	33,206
	Al-Eid Food KSC	10,842	6,635
*	Alimtiaz Investment Group KSC	251,943	58,229
*	Arabi Group Holding KSC	26,587	27,954
	Arzan Financial Group for Financing & Investment KPSC	82,747	38,249
*	Asiya Capital Investments Co. KSCP	132,737	24,543
	Boubyan Bank KSCP	21,377	43,144
	Boubyan Petrochemicals Co. KSCP	26,934	64,792
	Boursa Kuwait Securities Co. KPSC	14,780	91,702
	Burgan Bank SAK	60,995	41,299
	Combined Group Contracting Co. SAK	16,659	20,986
	Commercial Facilities Co. SAKP	60,359	34,384
	Commercial Real Estate Co. KSC	149,135	52,430
	Gulf Bank KSCP	86,075	73,971
	Gulf Cables & Electrical Industries Group Co. KSCP	12,272	49,136
	Heavy Engineering & Ship Building Co. KSCP, Class B	35,728	81,179
	Humansoft Holding Co. KSC	7,893	92,496
	Integrated Holding Co. KCSC	27,786	36,632
	Jazeera Airways Co. KSCP	7,191	46,816
	Kuwait Finance House KSCP	219,219	563,033
	Kuwait Insurance Co. SAK	11,843	18,582
	Kuwait International Bank KSCP	116,498	63,331
	Kuwait Real Estate Co. KSC	128,676	59,060
	Kuwait Telecommunications Co.	26,143	49,784
	Mabanee Co. KPSC	26,336	75,699
	Mezzan Holding Co. KSCC	21,855	38,061
	Mobile Telecommunications Co. KSCP	296,337	502,577
	National Bank of Kuwait SAKP	245,480	768,723
	National Industries Group Holding SAK	126,339	95,412
	National Investments Co. KSCP	77,820	61,304
	Salhia Real Estate Co. KSCP	58,247	90,063
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	53,336	35,071
	Sultan Center Food Products Co. KSC	27,711	11,907
	Warba Bank KSCP	90,987	62,494
TOTAL KUWAIT			3,709,706
MALAYSIA — (2.1%)
	Aeon Co. M Bhd	103,300	27,957
#	AEON Credit Service M Bhd	31,200	83,318
	AFFIN Bank Bhd	177,806	76,915
	Alliance Bank Malaysia Bhd	183,600	143,753
	Allianz Malaysia Bhd	10,900	35,254
	AMMB Holdings Bhd	220,100	188,476
*	Ancom Nylex Bhd	98,400	22,485
	Apex Healthcare Bhd	19,500	10,645

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Astro Malaysia Holdings Bhd	154,300	$18,309
	Axiata Group Bhd	354,900	210,190
	Batu Kawan Bhd	17,800	83,924
*	Berjaya Corp. Bhd	666,700	43,625
	Berjaya Food Bhd	95,300	14,361
*	Bermaz Auto Bhd	153,700	69,908
	BIMB Holdings Bhd	141,800	69,217
#	Boustead Plantations Bhd	223,900	52,619
#	British American Tobacco Malaysia Bhd	27,500	61,726
*	Bumi Armada Bhd	815,800	94,188
	Bursa Malaysia Bhd	108,100	160,889
	CAB Cakaran Corp. Bhd	62,400	8,923
	Cahya Mata Sarawak Bhd	170,800	40,168
	Carlsberg Brewery Malaysia Bhd, Class B	16,700	77,788
	CELCOMDIGI Bhd	173,300	169,888
	CIMB Group Holdings Bhd	486,212	598,940
*	Coastal Contracts Bhd	48,000	23,441
	CTOS Digital Bhd	79,500	24,687
	D&O Green Technologies Bhd	76,800	67,005
#*	Dagang NeXchange Bhd	563,800	59,406
	Datasonic Group Bhd	240,800	25,378
	Dayang Enterprise Holdings Bhd	142,800	44,391
	Dialog Group Bhd	171,100	87,340
	DRB-Hicom Bhd	256,800	84,304
	Dufu Technology Corp. Bhd	61,800	26,075
#	Duopharma Biotech Bhd	97,044	28,003
	Eco World Development Group Bhd	107,000	22,308
*	Ekovest Bhd	224,500	22,169
	FGV Holdings Bhd	92,800	29,442
	Formosa Prosonic Industries Bhd	33,000	18,956
	Fraser & Neave Holdings Bhd	13,700	75,964
	Frontken Corp. Bhd	161,900	116,445
	Gamuda Bhd	151,987	144,926
	Gas Malaysia Bhd	14,200	9,482
*	Genetec Technology Bhd	43,700	23,648
	Genting Bhd	138,000	131,943
	Genting Malaysia Bhd	170,700	98,464
	Genting Plantations Bhd	66,000	89,435
	Globetronics Technology Bhd	52,400	16,742
*	Greatech Technology Bhd	39,300	40,112
	Guan Chong Bhd	59,400	29,028
	HAP Seng Consolidated Bhd	64,200	48,428
	Hap Seng Plantations Holdings Bhd	78,500	34,473
	Hartalega Holdings Bhd	202,300	98,782
	Heineken Malaysia Bhd	16,700	96,806
#	Hengyuan Refining Co. Bhd	37,400	28,812
	Hextar Global Bhd	236,600	40,154
	Hiap Teck Venture Bhd	200,700	15,360
#	Hibiscus Petroleum Bhd	303,000	62,620
	Hong Leong Bank Bhd	11,700	50,832
	Hong Leong Capital Bhd	10,700	14,687
	Hong Leong Financial Group Bhd	16,300	66,184
	Hong Leong Industries Bhd	10,000	19,962
	IHH Healthcare Bhd	64,200	84,792
	IJM Corp. Bhd	440,700	149,563
	Inari Amertron Bhd	182,600	122,330
	IOI Corp. Bhd	177,800	164,499
	IOI Properties Group Bhd	271,000	82,379
*	JAKS Resources Bhd	248,000	10,732

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Jaya Tiasa Holdings Bhd	80,700	$12,979
	Kenanga Investment Bank Bhd	111,800	22,686
	Kim Loong Resources Bhd	27,400	11,244
	Kossan Rubber Industries Bhd	306,600	97,251
#	KPJ Healthcare Bhd	381,500	97,378
	Kuala Lumpur Kepong Bhd	44,400	229,648
	LBS Bina Group Bhd	84,900	9,140
Ω	Lotte Chemical Titan Holding Bhd	122,400	30,985
	LPI Capital Bhd	34,600	91,343
	Magnum Bhd	186,600	45,543
	Mah Sing Group Bhd	278,300	41,367
	Malakoff Corp. Bhd	245,900	35,189
	Malayan Banking Bhd	201,100	402,344
*	Malayan Cement Bhd	19,800	14,232
	Malayan Flour Mills Bhd	89,300	12,570
	Malaysia Airports Holdings Bhd	51,410	78,673
	Malaysia Building Society Bhd	612,400	105,903
	Malaysia Smelting Corp. Bhd	63,100	33,618
	Malaysian Pacific Industries Bhd	11,500	74,749
	Malaysian Resources Corp. Bhd	536,400	45,227
	Matrix Concepts Holdings Bhd	186,650	58,773
	Maxis Bhd	107,600	96,421
	MBM Resources Bhd	15,600	11,977
	Mega First Corp. Bhd	122,900	90,189
	MISC Bhd	49,200	78,443
	MKH Bhd	32,700	9,359
Ω	MR DIY Group M Bhd	214,600	69,974
*	Muhibbah Engineering M Bhd	69,150	10,436
	My EG Services Bhd	830,769	141,066
	Nestle Malaysia Bhd	3,600	106,945
*	Nylex Malaysia Bhd	1,640	175
	Oriental Holdings Bhd	45,800	65,193
	OSK Holdings Bhd	140,700	34,342
#	PA Resources Bhd	116,900	7,129
	Padini Holdings Bhd	77,600	68,517
	Pantech Group Holdings Bhd	133,700	23,142
	Perak Transit Bhd	128,600	30,823
	Petron Malaysia Refining & Marketing Bhd	9,400	9,824
#	Petronas Chemicals Group Bhd	198,800	306,671
	Petronas Dagangan Bhd	28,000	142,610
	Petronas Gas Bhd	29,300	111,008
	PIE Industrial Bhd	4,400	2,732
*	PMB Technology Bhd	25,100	21,989
	PPB Group Bhd	33,500	124,018
	Press Metal Aluminium Holdings Bhd	190,000	212,461
	Public Bank Bhd	842,300	779,135
	QL Resources Bhd	103,200	125,476
	RCE Capital Bhd	48,600	24,251
	RHB Bank Bhd	143,439	181,088
	Sam Engineering & Equipment M Bhd	16,000	17,751
	Sarawak Oil Palms Bhd	85,000	49,185
	Scientex Bhd	145,600	115,007
	Sime Darby Bhd	244,900	118,518
	Sime Darby Plantation Bhd	209,000	211,270
	Sime Darby Property Bhd	603,500	81,675
	SKP Resources Bhd	181,200	38,176
	SP Setia Bhd Group	442,500	61,830
#	Sports Toto Bhd	157,121	50,908
	Sunway Bhd	334,800	132,922

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Sunway Construction Group Bhd	48,800	$19,491
	Supermax Corp. Bhd	329,800	61,823
	Syarikat Takaful Malaysia Keluarga Bhd	80,500	62,154
	Ta Ann Holdings Bhd	52,100	43,016
	TASCO Bhd	49,700	8,824
	Telekom Malaysia Bhd	70,246	79,314
	Tenaga Nasional Bhd	88,900	189,310
	Thong Guan Industries Bhd	32,000	14,620
	TIME dotCom Bhd	143,000	170,275
#*	Top Glove Corp. Bhd	435,400	88,883
*	Tropicana Corp. Bhd	139,700	36,839
	TSH Resources Bhd	183,900	42,425
	Uchi Technologies Bhd	45,800	34,939
	UEM Sunrise Bhd	81,300	8,660
	UMW Holdings Bhd	72,600	66,531
	Unisem M Bhd	114,600	79,863
	United Plantations Bhd	18,000	63,769
	UOA Development Bhd	28,500	11,822
	UWC Bhd	62,100	46,306
*	Velesto Energy Bhd	797,000	40,732
	ViTrox Corp. Bhd	40,200	70,022
	VS Industry Bhd	442,000	87,762
*	Wasco Bhd	97,700	21,445
	WCT Holdings Bhd	117,700	11,746
	Wellcall Holdings Bhd	44,800	11,823
	Westports Holdings Bhd	89,900	69,833
	Yinson Holdings Bhd	126,040	71,282
	YTL Corp. Bhd	601,900	156,172
	YTL Power International Bhd	230,200	69,465
TOTAL MALAYSIA			11,946,579
MEXICO — (3.3%)
#	Alpek SAB de CV	103,368	106,609
*	Alsea SAB de CV	82,082	285,682
*	America Movil SAB de CV, ADR	100,860	2,109,991
	America Movil SAB de CV, Class B	1,099,652	1,153,173
	Arca Continental SAB de CV	26,269	263,569
*	Axtel SAB de CV	59,792	2,500
Ω	Banco del Bajio SA	163,494	495,901
	Becle SAB de CV	22,151	57,914
	Bolsa Mexicana de Valores SAB de CV	70,641	149,761
*	Cemex SAB de CV	35,600	27,128
*	Cemex SAB de CV, Sponsored ADR	80,791	615,627
	Cia Minera Autlan SAB de CV, Class B	74,569	57,714
	Coca-Cola Femsa SAB de CV	28,232	237,877
	Consorcio ARA SAB de CV	105,588	25,916
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	95,295	114,559
	Corp. Inmobiliaria Vesta SAB de CV	85,756	310,913
	El Puerto de Liverpool SAB de CV, Class C1	26,497	165,786
	Fomento Economico Mexicano SAB de CV	65,723	744,638
	GCC SAB de CV	26,936	260,706
	Genomma Lab Internacional SAB de CV, Class B	171,830	154,026
	Gentera SAB de CV	248,530	323,260
	Gruma SAB de CV, Class B	25,633	457,858
	Grupo Aeroportuario del Centro Norte SAB de CV	47,697	537,670
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,491	664,547
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,441	27,417
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,013	286,669
	Grupo Aeroportuario del Sureste SAB de CV, Class B	3,811	108,124

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Bimbo SAB de CV, Class A	83,785	$435,462
	Grupo Carso SAB de CV	36,564	290,831
	Grupo Comercial Chedraui SA de CV	40,434	236,857
	Grupo Elektra SAB de CV	1,861	140,132
	Grupo Financiero Banorte SAB de CV, Class O	236,960	2,246,910
*	Grupo Financiero Inbursa SAB de CV, Class O	115,809	282,036
	Grupo Herdez SAB de CV	22,450	66,003
	Grupo Industrial Saltillo SAB de CV	47,090	85,772
	Grupo Mexico SAB de CV, Class B	217,528	1,131,613
	Grupo Rotoplas SAB de CV	42,789	68,278
	Grupo Televisa SAB, Sponsored ADR	25,711	136,525
	Grupo Televisa SAB	262,795	278,410
#*Ω	Grupo Traxion SAB de CV	66,398	142,313
*	Hoteles City Express SAB de CV	68,246	27,877
#*	Industrias Penoles SAB de CV	17,888	256,147
	Kimberly-Clark de Mexico SAB de CV, Class A	154,311	363,914
#	La Comer SAB de CV	92,356	230,490
#	Megacable Holdings SAB de CV	187,919	476,503
*Ω	Nemak SAB de CV	442,664	105,742
	Operadora de Sites Mexicanos SA de CV, Class A	75,450	76,509
	Orbia Advance Corp. SAB de CV	209,010	474,688
	Promotora y Operadora de Infraestructura SAB de CV	41,894	435,778
	Qualitas Controladora SAB de CV	18,936	139,569
*	Vista Energy SAB de CV, ADR	12,243	319,542
	Wal-Mart de Mexico SAB de CV	148,352	617,949
TOTAL MEXICO			18,811,385
PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	1,995	10,663
	Credicorp Ltd.	1,646	258,504
	Intercorp Financial Services, Inc.	1,040	25,522
TOTAL PERU			294,689
PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	186,300	31,392
	Aboitiz Equity Ventures, Inc.	97,600	95,531
	Aboitiz Power Corp.	103,200	67,777
*	ACEN Corp.	377,050	35,842
	Alliance Global Group, Inc.	406,800	92,152
*	Atlas Consolidated Mining & Development Corp.	193,200	13,106
	Ayala Corp.	8,790	98,521
	Ayala Land, Inc.	123,400	61,620
*	AyalaLand Logistics Holdings Corp.	199,500	11,046
	Bank of the Philippine Islands	131,781	274,783
	BDO Unibank, Inc.	169,716	448,823
*	Bloomberry Resorts Corp.	726,700	156,920
*	Cebu Air, Inc.	26,100	17,828
	Century Pacific Food, Inc.	168,300	79,759
	China Banking Corp.	59,500	33,591
*	Converge Information & Communications Technology Solutions, Inc.	342,900	63,095
	Cosco Capital, Inc.	304,100	29,571
	D&L Industries, Inc.	414,100	54,508
*	DITO CME Holdings Corp.	460,000	19,520
	DMCI Holdings, Inc.	555,800	97,219
	DoubleDragon Corp.	74,100	10,170
	Emperador, Inc.	70,100	26,724
	Filinvest Land, Inc.	820,000	10,302
	First Gen Corp.	64,400	23,811

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	First Philippine Holdings Corp.	7,400	$8,421
	Ginebra San Miguel, Inc.	10,750	31,147
	Global Ferronickel Holdings, Inc.	454,000	20,182
	Globe Telecom, Inc.	4,439	155,235
	GT Capital Holdings, Inc.	17,030	169,070
*	Integrated Micro-Electronics, Inc.	101,500	8,632
	International Container Terminal Services, Inc.	65,650	259,449
	JG Summit Holdings, Inc.	141,120	110,726
	Jollibee Foods Corp.	46,940	218,024
	Keepers Holdings, Inc.	406,000	12,869
	LT Group, Inc.	446,600	78,091
	MacroAsia Corp.	129,600	10,261
	Manila Electric Co.	14,500	94,049
	Megaworld Corp.	2,427,000	90,641
	Metro Pacific Investments Corp.	1,137,000	100,824
	Metropolitan Bank & Trust Co.	262,600	287,062
Ω	Monde Nissin Corp.	139,400	20,766
	Nickel Asia Corp.	895,200	103,594
	Petron Corp.	604,000	40,688
	Philex Mining Corp.	244,200	13,138
*	Philippine National Bank	25,400	8,549
	PLDT, Inc., Sponsored ADR	6,960	162,655
	PLDT, Inc.	4,210	100,463
	Puregold Price Club, Inc.	228,900	120,894
	Robinsons Land Corp.	375,400	102,595
	Robinsons Retail Holdings, Inc.	103,990	103,310
	San Miguel Corp.	78,500	155,600
	San Miguel Food & Beverage, Inc.	101,180	93,991
	Security Bank Corp.	88,370	133,636
	Semirara Mining & Power Corp.	161,100	84,650
	Shell Pilipinas Corp.	73,700	19,298
	SM Investments Corp.	6,560	109,000
	SM Prime Holdings, Inc.	267,400	162,700
	Synergy Grid & Development Phils, Inc.	172,000	28,193
	Union Bank of the Philippines	73,294	101,444
	Universal Robina Corp.	39,300	87,887
	Vista Land & Lifescapes, Inc.	439,000	12,552
	Wilcon Depot, Inc.	166,300	69,209
TOTAL PHILIPPINES			5,343,106
POLAND — (1.5%)
*	11 bit studios SA	100	17,448
	AB SA	2,183	31,505
	Action SA	2,386	10,801
*	Alior Bank SA	27,038	391,652
*Ω	Allegro.eu SA	9,641	85,000
	Amica SA	943	19,496
*	AmRest Holdings SE	14,814	103,281
	Arctic Paper SA	6,617	29,522
	ASBISc Enterprises PLC	10,011	79,600
	Asseco Poland SA	12,187	242,795
	Asseco South Eastern Europe SA	1,022	12,798
	Auto Partner SA	13,593	75,527
	Bank Handlowy w Warszawie SA	5,621	126,203
*	Bank Millennium SA	125,340	204,932
*	Bank Ochrony Srodowiska SA	4,752	11,377
	Bank Polska Kasa Opieki SA	10,875	321,116
*	Benefit Systems SA	360	156,455
*	BNPP Bank Polska SA	242	3,927

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Boryszew SA	16,052	$26,277
	Budimex SA	1,891	194,362
*	CCC SA	7,134	92,544
	CD Projekt SA	4,894	199,670
	Celon Pharma SA	1,503	6,276
*	CI Games SA	33,347	53,211
	Cognor Holding SA	53,555	104,524
	ComArch SA	700	26,182
	Creepy Jar SA	50	9,420
	Cyfrowy Polsat SA	28,997	116,847
	Develia SA	46,707	57,049
*Ω	Dino Polska SA	2,560	285,082
	Dom Development SA	1,357	50,181
	Echo Investment SA	14,488	15,809
*	Enea SA	50,413	110,804
	Eurocash SA	14,818	64,051
*	Grenevia SA	89,097	81,475
*	Grupa Azoty SA	13,363	89,886
	Grupa Kety SA	1,569	271,409
*	ING Bank Slaski SA	2,636	131,261
	Inter Cars SA	1,448	231,385
*	Jastrzebska Spolka Weglowa SA	12,924	132,036
	KGHM Polska Miedz SA	12,767	394,839
*	KRUK SA	2,048	223,579
	LiveChat Software SA	2,478	91,408
	LPP SA	103	354,314
	Lubelski Wegiel Bogdanka SA	3,626	35,384
*	mBank SA	860	102,658
	Mirbud SA	16,852	33,450
	Mo-BRUK SA	463	33,022
	Neuca SA	374	71,842
	Orange Polska SA	60,301	111,000
	ORLEN SA	58,331	1,039,666
*	Pepco Group NV	17,615	151,793
*	PGE Polska Grupa Energetyczna SA	82,249	174,941
*	PKP Cargo SA	10,488	44,132
	PlayWay SA	109	11,508
*	Polimex-Mostostal SA	22,675	26,522
	Powszechna Kasa Oszczednosci Bank Polski SA	36,657	371,923
	Powszechny Zaklad Ubezpieczen SA	38,314	387,467
*	Santander Bank Polska SA	1,649	163,600
*	Selvita SA	2,243	41,218
	Stalexport Autostrady SA	14,168	9,626
*	Tauron Polska Energia SA	211,944	197,030
	TEN Square Games SA	581	11,620
	Tim SA	1,511	18,822
	Torpol SA	2,839	12,730
	Unimot SA	419	10,563
	Votum SA	1,901	24,460
	Warsaw Stock Exchange	4,922	46,703
	Wirtualna Polska Holding SA	3,330	96,457
Ω	XTB SA	6,984	68,280
*	Zespol Elektrowni Patnow Adamow Konin SA	2,547	13,006
TOTAL POLAND			8,646,739
QATAR — (1.2%)
	Aamal Co.	324,925	78,702
	Al Khaleej Takaful Group QSC	35,655	27,775
	Al Meera Consumer Goods Co. QSC	21,215	83,396

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Alijarah Holding Co. QPSC	53,449	$12,989
*	Baladna	169,124	70,688
	Barwa Real Estate Co.	357,350	275,824
	Commercial Bank PSQC	299,683	514,777
	Doha Bank QPSC	464,068	220,517
	Doha Insurance Co. QSC	19,125	11,989
*	Estithmar Holding QPSC	53,496	32,073
	Gulf International Services QSC	259,210	147,481
	Gulf Warehousing Co.	86,700	81,903
	Industries Qatar QSC	88,532	324,236
*	Lesha Bank LLC	238,857	104,934
	Mannai Corp. QSC	43,427	68,115
	Masraf Al Rayan QSC	436,212	300,831
*	Mazaya Real Estate Development QPSC	171,488	39,439
	Medicare Group	31,233	54,068
	Mesaieed Petrochemical Holding Co.	217,248	116,493
	Ooredoo QPSC	108,091	339,478
	Qatar Aluminum Manufacturing Co.	453,518	168,374
	Qatar Electricity & Water Co. QSC	32,939	164,104
	Qatar Fuel QSC	49,965	230,619
	Qatar Gas Transport Co. Ltd.	354,599	410,603
	Qatar Industrial Manufacturing Co. QSC	43,663	36,251
*	Qatar Insurance Co. SAQ	344,087	210,719
	Qatar International Islamic Bank QSC	72,190	205,837
	Qatar Islamic Bank SAQ	49,599	288,221
	Qatar Islamic Insurance Group	6,853	16,294
	Qatar National Bank QPSC	357,229	1,666,541
	Qatar National Cement Co. QSC	77,708	84,847
	Qatar Navigation QSC	104,997	302,831
*	Salam International Investment Ltd. QSC	162,465	34,328
	United Development Co. QSC	450,616	150,992
	Vodafone Qatar QSC	495,323	263,665
	Zad Holding Co.	9,043	33,809
TOTAL QATAR			7,173,743
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	146,620	0
*††	Lukoil PJSC, Sponsored ADR	14,097	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,184	0
*††	MMC Norilsk Nickel PJSC, ADR	12,635	0
*††	Mobile TeleSystems PJSC, ADR	18,324	0
*††	Novatek PJSC, GDR	828	0
*††	Novolipetsk Steel PJSC, GDR	4,909	0
*††	PhosAgro PJSC, GDR	4,572	0
*††	PhosAgro PJSC	29	0
*††	Polyus PJSC, GDR	1,516	0
*††	Ros Agro PLC, GDR	909	0
*††	Rosneft Oil Co. PJSC, GDR	21,620	0
*††	Rostelecom PJSC, Sponsored ADR	1,387	0
*††	RusHydro PJSC, ADR	12,112	0
*††	Sberbank of Russia PJSC, Sponsored ADR	96,975	0
*††	Severstal PAO, GDR	4,377	0
*††	Tatneft PJSC, Sponsored ADR	7,288	0
*††	VTB Bank PJSC, GDR	49,902	0
SAUDI ARABIA — (4.9%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	30,950	19,081
	Abdullah Al Othaim Markets Co.	71,640	282,176
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,404	12,032

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	ACWA Power Co.	3,765	$185,070
	Advanced Petrochemical Co.	13,348	162,034
*	Al Alamiya for Cooperative Insurance Co.	3,797	17,442
	Al Babtain Power & Telecommunication Co.	3,832	32,591
*	Al Gassim Investment Holding Co.	2,452	14,918
	Al Hammadi Holding	7,232	113,309
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,417	50,257
	Al Jouf Agricultural Development Co.	2,202	30,779
*	Al Jouf Cement Co.	10,046	32,814
*	Al Khaleej Training & Education Co.	7,024	37,632
	Al Moammar Information Systems Co.	1,584	71,393
	Al Rajhi Bank	105,354	2,094,180
*	Al Rajhi Co. for Co-operative Insurance	2,012	76,932
	Al Yamamah Steel Industries Co.	6,531	46,945
*	AlAbdullatif Industrial Investment Co.	6,507	31,418
	Alamar Foods	1,310	43,996
	Alandalus Property Co.	6,804	42,856
	Alaseel Co.	33,900	49,311
	Aldrees Petroleum & Transport Services Co.	6,668	212,335
*	Al-Etihad Cooperative Insurance Co.	5,951	27,377
	Alinma Bank	68,116	671,594
*	AlJazira Takaful Ta'awuni Co.	5,911	29,403
	AlKhorayef Water & Power Technologies Co.	1,178	50,049
*	Allianz Saudi Fransi Cooperative Insurance Co.	9,029	41,474
	Almarai Co. JSC	19,247	353,450
	Almunajem Foods Co.	3,009	56,237
	Alujain Corp.	3,994	49,263
	Amlak International Finance Co.	4,412	17,942
	Arab National Bank	58,038	412,066
	Arabian Cement Co.	11,248	117,222
	Arabian Centres Co. Ltd.	14,099	86,014
	Arabian Contracting Services Co.	2,480	130,776
	Arabian Internet & Communications Services Co.	2,581	250,903
	Arriyadh Development Co.	18,711	99,955
	Astra Industrial Group	7,112	168,553
	Ataa Educational Co.	72	1,448
	Bank AlBilad	38,515	448,957
	Bank Al-Jazira	78,055	382,304
	Banque Saudi Fransi	42,633	483,977
	Basic Chemical Industries Ltd.	1,463	14,013
	Bawan Co.	6,695	64,356
	BinDawood Holding Co.	29,120	53,223
	Bupa Arabia for Cooperative Insurance Co.	5,453	250,808
*	Buruj Cooperative Insurance Co.	1,991	10,215
	City Cement Co.	10,592	64,352
	Co. for Cooperative Insurance	12,112	460,991
	Dallah Healthcare Co.	5,276	248,067
*	Dar Al Arkan Real Estate Development Co.	102,804	463,900
	Dr Sulaiman Al Habib Medical Services Group Co.	7,026	541,261
*	Dur Hospitality Co.	12,590	93,694
	Eastern Province Cement Co.	8,714	105,080
*	Electrical Industries Co.	5,015	48,296
*	Emaar Economic City	90,999	218,376
	Etihad Etisalat Co.	65,561	818,642
*	Fawaz Abdulaziz Al Hokair & Co., Class C	6,499	26,793
	Fitaihi Holding Group	2,815	27,958
	Gulf Insurance Group	4,890	41,650
*	Gulf Union Cooperative Insurance Co.	7,214	21,759
	Hail Cement Co.	12,394	41,745

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Halwani Brothers Co.	2,106	$36,646
	Herfy Food Services Co.	6,415	63,531
	Jarir Marketing Co.	65,810	271,939
*	Jazan Energy & Development Co.	4,153	16,276
	L'Azurde Co. for Jewelry	3,842	14,760
	Leejam Sports Co. JSC	4,485	176,452
	Maharah Human Resources Co.	3,895	66,308
*	Malath Cooperative Insurance Co.	4,401	28,190
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	11,110	39,676
*	Methanol Chemicals Co.	10,354	67,595
*	Middle East Healthcare Co.	2,963	50,952
	Middle East Paper Co.	7,554	72,009
*	Mobile Telecommunications Co. Saudi Arabia	129,860	464,557
	Mouwasat Medical Services Co.	4,042	270,269
	Nahdi Medical Co.	1,270	58,850
	Najran Cement Co.	15,582	55,000
*	Nama Chemicals Co.	4,507	39,912
*	National Agriculture Development Co.	12,798	170,421
	National Co. for Glass Industries	4,519	45,780
	National Co. for Learning & Education	1,736	47,600
	National Gas & Industrialization Co.	4,796	85,610
*	National Gypsum	2,758	18,604
*	National Industrialization Co., Class C	67,157	252,641
	National Medical Care Co.	2,106	76,253
*	National Metal Manufacturing & Casting Co.	2,983	16,140
	Nayifat Finance Co.	9,836	42,092
	Northern Region Cement Co.	13,960	42,406
	Qassim Cement Co.	5,090	93,583
*	Rabigh Refining & Petrochemical Co.	49,066	136,093
	Riyad Bank	93,832	795,467
	SABIC Agri-Nutrients Co.	25,683	987,110
	Sahara International Petrochemical Co.	59,882	604,258
	Saudi Airlines Catering Co.	7,526	248,759
*	Saudi Arabian Mining Co.	93,342	1,105,201
Ω	Saudi Arabian Oil Co.	149,992	1,296,198
	Saudi Automotive Services Co.	4,424	69,980
	Saudi Awwal Bank	56,477	572,895
	Saudi Basic Industries Corp.	47,222	1,079,232
	Saudi Cement Co.	14,999	229,531
	Saudi Ceramic Co.	9,878	80,015
	Saudi Chemical Co. Holding	105,570	130,864
*	Saudi Co. For Hardware CJSC	3,117	28,265
	Saudi Electricity Co.	49,191	294,274
*	Saudi Ground Services Co.	10,706	90,216
	Saudi Industrial Investment Group	29,140	194,143
	Saudi Industrial Services Co.	8,371	62,202
	Saudi Investment Bank	48,111	229,532
*	Saudi Kayan Petrochemical Co.	97,374	318,132
	Saudi Marketing Co.	4,184	29,275
	Saudi National Bank	116,307	1,195,149
*	Saudi Paper Manufacturing Co.	2,732	23,687
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,857	114,634
*	Saudi Printing & Packaging Co., Class C	3,811	18,708
*	Saudi Public Transport Co.	11,177	52,872
*	Saudi Real Estate Co.	20,491	73,408
*	Saudi Reinsurance Co.	11,247	53,791
*	Saudi Research & Media Group	5,754	287,184
*	Saudi Steel Pipe Co.	3,936	27,352
	Saudi Tadawul Group Holding Co.	1,024	54,960

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Telecom Co.	143,347	$1,620,918
*	Saudi Vitrified Clay Pipe Co. Ltd.	1,786	22,347
	Saudia Dairy & Foodstuff Co.	2,242	211,979
	Savola Group	37,759	425,612
*	Seera Group Holding	31,441	241,248
	SHL Finance Co.	2,223	11,187
*	Sinad Holding Co.	12,657	42,697
	Southern Province Cement Co.	14,563	191,682
*	Tabuk Cement Co.	9,287	39,062
*	Takween Advanced Industries Co.	1,580	7,212
	Tanmiah Food Co.	737	23,562
	Theeb Rent A Car Co.	1,577	35,701
*	Umm Al-Qura Cement Co.	6,178	30,125
	United Electronics Co.	7,284	158,250
	United International Transportation Co.	8,624	158,921
	United Wire Factories Co.	3,177	22,116
*	Walaa Cooperative Insurance Co.	10,988	54,354
	Yamama Cement Co.	21,521	206,228
	Yanbu Cement Co.	12,846	136,925
	Yanbu National Petrochemical Co.	27,149	331,702
	Zahrat Al Waha For Trading Co., Class C	678	6,735
*	Zamil Industrial Investment Co.	6,599	42,508
TOTAL SAUDI ARABIA			28,342,154
SOUTH AFRICA — (4.5%)
	Absa Group Ltd.	94,104	997,355
	Adcock Ingram Holdings Ltd.	14,986	46,367
	Advtech Ltd.	124,530	129,470
	AECI Ltd.	26,998	142,443
	African Rainbow Minerals Ltd.	24,575	277,382
	Afrimat Ltd.	14,643	47,177
	Alexander Forbes Group Holdings Ltd.	90,998	26,488
	Altron Ltd., Class A	16,149	6,795
	Anglo American Platinum Ltd.	5,380	268,888
	AngloGold Ashanti Ltd., Sponsored ADR	21,352	474,014
	Aspen Pharmacare Holdings Ltd.	40,956	439,507
	Astral Foods Ltd.	11,016	100,511
*	Aveng Ltd.	15,616	6,997
	AVI Ltd.	62,438	248,724
	Barloworld Ltd.	40,646	190,561
	Bid Corp. Ltd.	25,109	594,298
	Bidvest Group Ltd.	34,663	537,344
*	Blue Label Telecoms Ltd.	144,432	26,973
	Capitec Bank Holdings Ltd.	4,614	462,840
	Cashbuild Ltd.	3,765	34,100
	Caxton & CTP Publishers & Printers Ltd.	20,139	11,168
	City Lodge Hotels Ltd.	120,852	32,960
	Clicks Group Ltd.	28,328	444,263
	Coronation Fund Managers Ltd.	45,339	83,347
	Curro Holdings Ltd.	25,363	12,238
	DataTec Ltd.	48,467	95,485
Ω	Dis-Chem Pharmacies Ltd.	72,853	104,803
*	Discovery Ltd.	40,775	360,902
	DRDGOLD Ltd.	99,134	108,964
	Exxaro Resources Ltd.	36,998	335,546
	Famous Brands Ltd.	13,697	45,466
	FirstRand Ltd.	428,942	1,744,881
	Foschini Group Ltd.	83,477	505,837
	Gold Fields Ltd., Sponsored ADR	92,937	1,437,735

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Grindrod Ltd.	136,747	$73,001
	Harmony Gold Mining Co. Ltd.	14,484	62,540
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	91,449	392,316
	Hudaco Industries Ltd.	5,877	53,271
	Impala Platinum Holdings Ltd.	112,743	814,352
	Investec Ltd.	29,726	185,668
	Invicta Holdings Ltd.	5,930	9,253
	Italtile Ltd.	91,479	63,578
	JSE Ltd.	16,533	84,753
	KAP Ltd.	794,852	119,761
	Kumba Iron Ore Ltd.	7,550	207,105
	Lewis Group Ltd.	6,515	14,048
	Life Healthcare Group Holdings Ltd.	329,754	385,244
	Merafe Resources Ltd.	305,519	21,670
*	Metair Investments Ltd.	44,283	47,464
	Momentum Metropolitan Holdings	365,605	387,394
	Motus Holdings Ltd.	46,242	272,908
	Mpact Ltd.	18,342	27,235
	Mr Price Group Ltd.	49,944	439,723
	MTN Group Ltd.	191,668	1,501,854
	MultiChoice Group	66,967	331,090
	Naspers Ltd., Class N	2,148	422,054
	Nedbank Group Ltd.	59,895	787,028
	NEPI Rockcastle NV	43,901	264,020
	Netcare Ltd.	239,861	187,800
	Ninety One Ltd.	35,212	76,733
	Oceana Group Ltd.	21,975	85,869
	Old Mutual Ltd.	511,886	372,859
	Omnia Holdings Ltd.	48,159	158,784
	OUTsurance Group Ltd.	6,400	13,814
Ω	Pepkor Holdings Ltd.	304,593	296,377
	Pick n Pay Stores Ltd.	55,904	120,656
*	PPC Ltd.	257,427	38,158
	PSG Konsult Ltd.	161,130	129,479
	Raubex Group Ltd.	27,079	39,444
	Reunert Ltd.	41,494	139,715
	Sanlam Ltd.	133,947	493,911
	Santam Ltd.	7,345	121,855
	Sappi Ltd.	157,205	338,585
	Sasol Ltd.	64,243	896,968
	Shoprite Holdings Ltd.	44,002	635,588
	Sibanye Stillwater Ltd.	193,474	367,680
	Sibanye Stillwater Ltd., ADR	52,104	402,764
*	Southern Sun Ltd.	157,268	38,642
	SPAR Group Ltd.	40,309	243,182
	Stadio Holdings Ltd.	45,933	11,713
	Standard Bank Group Ltd.	103,922	1,108,925
	Sun International Ltd.	42,558	84,265
	Super Group Ltd.	102,813	197,374
*	Telkom SA SOC Ltd.	88,061	144,987
	Thungela Resources Ltd.	29,079	217,920
	Tiger Brands Ltd.	34,675	309,936
	Transaction Capital Ltd.	112,146	42,462
	Truworths International Ltd.	69,449	279,099
	Tsogo Sun Limited	79,163	55,484
	Vodacom Group Ltd.	34,763	229,541
*	Wilson Bayly Holmes-Ovcon Ltd.	11,382	68,977
	Woolworths Holdings Ltd.	111,463	497,794

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Zeda Ltd.	43,140	$26,610
TOTAL SOUTH AFRICA			25,823,109
SOUTH KOREA — (17.4%)
*	ABLBio, Inc.	5,250	78,849
*	ADTechnology Co. Ltd.	1,694	33,852
	Advanced Nano Products Co. Ltd.	189	24,397
	Advanced Process Systems Corp.	2,207	34,885
	Aekyung Chemical Co. Ltd.	2,611	40,585
	Aekyung Industrial Co. Ltd.	582	11,107
	AfreecaTV Co. Ltd.	1,517	86,917
*	Agabang&Company	2,509	6,021
	Ahnlab, Inc.	490	24,152
	AJ Networks Co. Ltd.	4,633	15,510
*	Ajin Industrial Co. Ltd.	6,722	34,691
	AK Holdings, Inc.	670	10,380
*	Alteogen, Inc.	1,275	44,636
*	ALUKO Co. Ltd.	6,645	20,904
*	Amicogen, Inc.	830	11,701
*	Aminologics Co. Ltd.	6,820	7,769
*	Amo Greentech Co. Ltd.	1,794	21,836
	Amorepacific Corp.	1,241	109,613
	Amorepacific Group	3,225	69,213
*	Amotech Co. Ltd.	1,617	12,473
*	Anam Electronics Co. Ltd.	6,817	10,751
*	Ananti, Inc.	14,100	74,287
*	Anterogen Co. Ltd.	349	3,946
*	Aprogen Biologics	96,635	27,907
*	Aprogen, Inc.	28,431	33,376
*	APS, Inc.	1,545	10,340
*	APTC Co. Ltd.	2,186	29,732
	Asia Cement Co. Ltd.	4,821	36,857
	ASIA Holdings Co. Ltd.	108	13,621
	Asia Pacific Satellite, Inc.	1,665	15,862
	Asia Paper Manufacturing Co. Ltd.	937	28,529
	Atinum Investment Co. Ltd.	13,565	23,304
	AUK Corp.	4,205	8,609
	Avaco Co. Ltd.	1,340	18,654
	Baiksan Co. Ltd.	3,564	21,966
	BGF Co. Ltd.	7,049	19,892
	BGF retail Co. Ltd.	883	115,855
	BH Co. Ltd.	4,862	91,446
*	Binex Co. Ltd.	4,432	34,876
	Binggrae Co. Ltd.	1,197	43,250
*	Bioneer Corp.	1,227	44,762
*	BNC Korea Co. Ltd.	14,348	39,750
	BNK Financial Group, Inc.	38,983	206,749
	Boditech Med, Inc.	2,266	25,799
	BoKwang Industry Co. Ltd.	3,237	14,765
	Boryung	8,452	54,472
*	Bukwang Pharmaceutical Co. Ltd.	2,964	15,522
	BYC Co. Ltd.	61	20,015
	Byucksan Corp.	7,190	13,158
*	Cafe24 Corp.	703	6,996
*	CammSys Corp.	13,155	15,343
	Caregen Co. Ltd.	273	46,817
	Celltrion Healthcare Co. Ltd.	1,485	76,718
*	Celltrion Pharm, Inc.	1,332	92,745
	Celltrion, Inc.	7,959	915,661

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chabiotech Co. Ltd.	3,774	$37,190
	Cheil Worldwide, Inc.	11,186	159,196
	Chemtronics Co. Ltd.	2,042	39,014
	Cheryong Electric Co. Ltd.	1,466	24,095
*	ChinHung International, Inc.	25,556	23,725
	Chinyang Holdings Corp.	6,415	16,308
	Chips&Media, Inc.	1,531	47,650
*	Choil Aluminum Co. Ltd.	12,480	33,344
	Chong Kun Dang Pharmaceutical Corp.	1,171	70,826
	Chongkundang Holdings Corp.	376	14,502
*	Chorokbaem Media Co. Ltd.	3,355	14,213
	Chosun Refractories Co. Ltd.	492	15,053
	Chunbo Co. Ltd.	228	34,087
*	CJ CGV Co. Ltd.	3,034	22,142
	CJ CheilJedang Corp.	1,542	338,500
	CJ Corp.	2,747	139,651
*	CJ ENM Co. Ltd.	3,191	161,021
	CJ Freshway Corp.	2,553	49,978
	CJ Logistics Corp.	1,842	104,065
*	CJ Seafood Corp.	3,549	8,600
	Classys, Inc.	2,663	63,990
*	CMG Pharmaceutical Co. Ltd.	3,550	6,423
*	CoAsia Corp.	1,334	10,062
*	Com2uS Holdings Corp.	603	15,417
	Com2uSCorp	2,002	85,604
*	ContentreeJoongAng Corp.	386	4,945
*	Coreana Cosmetics Co. Ltd.	3,128	6,159
*	Corentec Co. Ltd.	1,315	12,620
*	Cosmax, Inc.	1,405	113,016
*	Cosmecca Korea Co. Ltd.	1,005	22,290
*	CosmoAM&T Co. Ltd.	1,063	151,574
*	Cosmochemical Co. Ltd.	2,246	97,933
	Coway Co. Ltd.	9,590	308,186
	Cowell Fashion Co. Ltd.	5,701	19,682
	Cowintech Co. Ltd.	849	25,110
	CR Holdings Co. Ltd.	1,168	13,080
*	Creative & Innovative System	1,792	17,511
	Creverse, Inc.	731	9,104
*	CrystalGenomics, Inc.	8,327	23,928
	CS Wind Corp.	473	27,523
*	CTC BIO, Inc.	2,105	15,250
*	CTR Mobility Co. Ltd.	965	10,695
	Cuckoo Holdings Co. Ltd.	1,504	17,909
	Cuckoo Homesys Co. Ltd.	2,287	38,657
*	Curexo, Inc.	1,919	26,492
	Cymechs, Inc.	857	9,894
	D.I Corp.	1,543	9,478
	Dae Won Kang Up Co. Ltd.	3,957	23,988
*	Daea TI Co. Ltd.	4,923	12,334
*	Daebo Magnetic Co. Ltd.	791	30,094
*	Daechang Co. Ltd.	11,506	12,329
	Daechang Forging Co. Ltd.	1,916	11,608
	Daedong Corp.	6,323	53,491
	Daeduck Co. Ltd.	7,633	41,628
	Daeduck Electronics Co. Ltd.	7,260	206,531
	Daehan Flour Mill Co. Ltd.	235	23,680
	Daehan New Pharm Co. Ltd.	1,459	9,901
	Daehan Steel Co. Ltd.	4,106	40,837
*	Dae-Il Corp.	2,682	12,252

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daejoo Electronic Materials Co. Ltd.	890	$70,348
	Daejung Chemicals & Metals Co. Ltd., Class C	664	9,014
	Daesang Corp.	5,902	78,726
	Daesang Holdings Co. Ltd.	1,402	7,484
	Daesung Energy Co. Ltd.	2,796	15,809
	Daesung Holdings Co. Ltd.	1,490	16,076
*	Daesung Industrial Co. Ltd.	3,351	10,376
	Daewon Media Co. Ltd.	1,970	21,018
	Daewon Pharmaceutical Co. Ltd.	5,307	63,817
*	Daewoo Engineering & Construction Co. Ltd.	38,916	138,049
	Daewoong Co. Ltd.	4,748	48,398
	Daewoong Pharmaceutical Co. Ltd.	789	63,094
	Daihan Pharmaceutical Co. Ltd.	1,266	26,580
	Daishin Securities Co. Ltd.	4,824	51,006
*	Danal Co. Ltd.	10,018	28,996
	Daol Investment & Securities Co. Ltd.	6,517	17,385
	Daou Data Corp.	4,396	45,192
	Daou Technology, Inc.	6,328	87,343
*	Dasan Networks, Inc.	6,308	23,947
*	Dawonsys Co. Ltd.	2,202	24,253
	DB Financial Investment Co. Ltd.	5,036	15,784
	DB HiTek Co. Ltd.	6,566	304,234
	DB Insurance Co. Ltd.	8,327	492,379
*	DB, Inc.	20,648	32,989
	Dentium Co. Ltd.	979	110,408
	Deutsch Motors, Inc.	5,727	22,443
*	Development Advance Solution Co. Ltd.	3,212	11,167
	Device ENG Co. Ltd.	430	5,034
*	Devsisters Co. Ltd.	803	23,715
	DGB Financial Group, Inc.	39,132	224,413
	DI Dong Il Corp.	4,211	74,132
	Digital Daesung Co. Ltd.	3,688	17,054
*	DIO Corp.	1,064	27,070
	Display Tech Co. Ltd.	1,563	8,357
	DL Construction Co. Ltd.	2,405	23,143
	DL Holdings Co. Ltd.	2,985	91,886
	DMS Co. Ltd.	7,061	30,322
	DN Automotive Corp.	622	45,030
	DNF Co. Ltd.	899	18,082
	Dohwa Engineering Co. Ltd.	3,144	20,606
	Dong A Eltek Co. Ltd.	1,462	8,262
	Dong-A Hwasung Co. Ltd.	2,008	13,220
	Dong-A Socio Holdings Co. Ltd.	876	56,665
	Dong-A ST Co. Ltd.	1,270	52,411
	Dong-Ah Geological Engineering Co. Ltd.	1,286	12,432
*	Dongbang Transport Logistics Co. Ltd.	11,025	17,271
	Dongbu Corp.	1,817	8,972
#	Dongjin Semichem Co. Ltd.	4,462	148,378
	Dongkoo Bio & Pharma Co. Ltd.	2,187	9,027
	DongKook Pharmaceutical Co. Ltd.	4,201	44,996
*	Dongkuk CM Co. Ltd.	6,382	50,415
	Dongkuk Holdings Co. Ltd.	3,399	40,020
	Dongkuk Industries Co. Ltd.	9,973	51,703
*	Dongkuk Steel Mill Co. Ltd.	10,588	107,324
*	Dongkuk Structures & Construction Co. Ltd.	2,952	8,147
	Dongsuh Cos., Inc.	2,254	31,999
	Dongsung Chemical Co. Ltd.	7,931	29,696
	Dongsung Finetec Co. Ltd.	3,745	43,405
*	Dongsung Pharmaceutical Co. Ltd.	2,125	9,596

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongwha Enterprise Co. Ltd.	1,018	$32,538
	Dongwha Pharm Co. Ltd.	5,228	40,863
	Dongwon Development Co. Ltd.	5,702	14,907
	Dongwon F&B Co. Ltd.	2,160	44,453
	Dongwon Industries Co. Ltd.	2,148	66,545
	Dongwon Metal Co. Ltd.	10,641	24,198
	Dongwon Systems Corp.	444	14,669
	Dongyang E&P, Inc.	917	15,861
*	Dongyang Steel Pipe Co. Ltd.	12,368	9,049
*	Doosan Bobcat, Inc.	8,575	393,348
	Doosan Co. Ltd.	1,277	106,720
*	Doosan Enerbility Co. Ltd.	23,572	323,549
*	Doosan Fuel Cell Co. Ltd.	1,508	32,184
	Doosan Tesna, Inc.	1,089	42,038
	DoubleUGames Co. Ltd.	1,548	48,689
	Douzone Bizon Co. Ltd.	2,595	55,824
*	Dream Security Co. Ltd.	3,419	8,408
	Dreamtech Co. Ltd.	5,926	62,958
*	DSK Co. Ltd.	1,675	6,502
*	Duck Yang Industry Co. Ltd.	3,747	20,891
	Duckshin Housing Co. Ltd.	12,812	23,030
*	Duk San Neolux Co. Ltd.	1,056	33,370
*	Duksan Hi-Metal Co. Ltd.	4,008	28,601
	DY Corp.	2,172	10,201
	DY POWER Corp.	1,713	20,748
*	E Investment&Development Co. Ltd.	12,639	13,803
*	E& Corp. Co. Ltd.	3,431	9,881
	E1 Corp.	269	11,611
	Easy Holdings Co. Ltd.	8,326	18,745
	Echo Marketing, Inc.	2,360	18,890
*	Eco&Dream Co. Ltd.	660	19,033
	Ecoplastic Corp.	7,448	35,880
#	Ecopro BM Co. Ltd.	3,510	1,154,541
#	Ecopro Co. Ltd.	1,658	1,571,042
#	Ecopro HN Co. Ltd.	2,161	154,193
	Elentec Co. Ltd.	4,594	50,373
	E-MART, Inc.	2,095	124,354
	EM-Tech Co. Ltd.	2,605	76,645
	ENF Technology Co. Ltd.	3,819	72,427
*	Enzychem Lifesciences Corp.	11,358	13,383
	Eo Technics Co. Ltd.	889	111,669
	Estechpharma Co. Ltd.	1,259	6,448
*	ESTsoft Corp.	1,446	15,627
*	Eubiologics Co. Ltd.	1,567	8,610
	Eugene Corp.	11,560	30,315
	Eugene Investment & Securities Co. Ltd.	11,264	39,027
	Eugene Technology Co. Ltd.	1,704	49,020
	Eusu Holdings Co. Ltd.	1,834	8,088
	Exicon Co. Ltd.	875	10,692
	F&F Co. Ltd.	1,855	150,604
	F&F Holdings Co. Ltd.	1,075	14,467
	FarmStory Co. Ltd.	9,682	15,084
	Fila Holdings Corp.	4,618	143,647
*	Fine M-Tec Co. Ltd.	2,190	13,524
	Fine Semitech Corp.	1,154	25,101
*	Fine Technix Co. Ltd.	1	2
*	Flask Co. Ltd.	16,391	13,051
	Foosung Co. Ltd.	5,347	56,837
	Fursys, Inc.	253	5,993

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	1,031	$9,764
*	GAEASOFT	3,256	20,602
*	GAMSUNG Corp. Co. Ltd.	11,618	37,228
	GC Cell Corp.	957	28,212
*	GemVax & Kael Co. Ltd.	1,307	13,378
	Gemvaxlink Co. Ltd.	9,824	8,121
*	GeneOne Life Science, Inc.	4,449	15,019
*	Genexine, Inc.	6,181	47,092
*	Genie Music Corp.	4,275	11,904
*	GENOLUTION, Inc.	2,468	8,513
	Genoray Co. Ltd.	1,796	9,680
	Geumhwa PSC Co. Ltd.	926	21,839
	Global Standard Technology Co. Ltd.	1,683	37,698
	Golfzon Co. Ltd.	707	53,590
	Golfzon Newdin Holdings Co. Ltd.	3,368	11,621
	Gradiant Corp.	2,575	30,072
*	Grand Korea Leisure Co. Ltd.	4,204	45,579
	Green Chemical Co. Ltd.	1,569	10,284
	Green Cross Corp.	1,155	100,726
	Green Cross Holdings Corp.	4,228	45,458
	GS Engineering & Construction Corp.	9,407	107,919
*	GS Global Corp.	13,382	29,227
	GS Holdings Corp.	9,015	266,388
	GS Retail Co. Ltd.	7,627	127,063
	Gwangju Shinsegae Co. Ltd.	360	9,178
	HAESUNG DS Co. Ltd.	2,562	154,780
	Haesung Industrial Co. Ltd.	3,320	22,482
	Han Kuk Carbon Co. Ltd.	3,712	41,916
	Hana Financial Group, Inc.	31,142	959,656
	Hana Materials, Inc.	1,268	47,917
#	Hana Micron, Inc.	7,375	124,141
	Hana Pharm Co. Ltd.	1,119	12,148
*	Hanall Biopharma Co. Ltd.	2,206	41,454
#*	Hancom, Inc.	3,601	37,298
	Handok, Inc.	1,224	12,642
	Handsome Co. Ltd.	3,159	51,354
	Hanil Cement Co. Ltd.	3,710	35,541
	Hanil Holdings Co. Ltd.	2,139	19,007
	Hanil Hyundai Cement Co. Ltd.	1,730	23,221
	Hanjin Kal Corp.	1,080	35,851
	Hanjin Transportation Co. Ltd.	1,464	22,807
	Hankook Shell Oil Co. Ltd.	110	18,991
	Hankook Tire & Technology Co. Ltd.	11,632	352,813
	Hanmi Pharm Co. Ltd.	734	153,366
	Hanmi Science Co. Ltd.	412	10,280
	Hanmi Semiconductor Co. Ltd.	5,606	213,329
	HanmiGlobal Co. Ltd.	1,255	26,122
	Hannong Chemicals, Inc.	1,442	20,100
	Hanon Systems	31,741	212,310
	Hansae Co. Ltd.	4,405	61,984
	Hanshin Machinery Co.	5,550	21,203
	Hansol Chemical Co. Ltd.	1,109	170,454
	Hansol Holdings Co. Ltd.	4,690	10,748
*	Hansol HomeDeco Co. Ltd.	11,054	8,611
*	Hansol IONES Co. Ltd.	2,896	20,359
	Hansol Paper Co. Ltd.	5,114	42,455
	Hansol Technics Co. Ltd.	7,244	39,377
	Hanssem Co. Ltd.	686	24,952
	Hanwha Aerospace Co. Ltd.	2,868	275,155

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Corp.	6,841	$165,585
*	Hanwha Galleria Corp.	32,339	33,423
*	Hanwha General Insurance Co. Ltd.	13,453	39,915
*	Hanwha Investment & Securities Co. Ltd.	21,918	42,661
*	Hanwha Life Insurance Co. Ltd.	68,734	127,496
*	Hanwha Ocean Co. Ltd.	1,437	52,775
*	Hanwha Solutions Corp.	7,256	215,352
	Hanwha Systems Co. Ltd.	2,706	32,279
*	Hanyang Digitech Co. Ltd.	1,331	14,487
	Hanyang Eng Co. Ltd.	1,705	22,265
	Harim Co. Ltd.	11,925	26,048
	Harim Holdings Co. Ltd.	14,949	87,715
	HB Technology Co. Ltd.	17,460	34,783
	HD Hyundai Co. Ltd.	7,223	348,807
	HD Hyundai Construction Equipment Co. Ltd.	2,471	158,433
	HD Hyundai Electric Co. Ltd.	2,087	121,644
	HD Hyundai Energy Solutions Co. Ltd.	1,693	45,772
#	HD Hyundai Infracore Co. Ltd.	21,898	211,797
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	3,218	311,493
	HDC Holdings Co. Ltd.	7,163	32,853
	HDC Hyundai Development Co. Engineering & Construction, Class E	8,691	70,685
*	Helixmith Co. Ltd.	5,432	24,943
*	HFR, Inc.	1,239	20,079
	Hite Jinro Co. Ltd.	6,294	100,198
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	4,568	10,915
*	HJ Shipbuilding & Construction Co. Ltd.	4,472	14,358
	HL Holdings Corp.	1,423	41,892
	HL Mando Co. Ltd.	6,401	231,817
*	HLB Biostep Co. Ltd.	2,130	5,440
*	HLB Life Science Co. Ltd.	2,778	19,807
*	HLB Therapeutics Co. Ltd.	4,468	13,136
*	HLB, Inc.	2,369	61,091
	HMM Co. Ltd.	41,583	570,768
	Home Center Holdings Co. Ltd.	14,834	13,854
*	Homecast Co. Ltd.	5,233	20,151
	Hotel Shilla Co. Ltd.	3,671	216,867
	HS Industries Co. Ltd.	6,323	17,004
*	HSD Engine Co. Ltd.	3,339	31,246
*	Hugel, Inc.	870	73,606
*	Humasis Co. Ltd.	12,853	23,745
*	Humax Co. Ltd.	5,784	15,974
	Humedix Co. Ltd.	624	17,588
*	Huons Co. Ltd.	1,119	28,405
	Huons Global Co. Ltd.	967	15,178
	Husteel Co. Ltd.	11,607	56,756
*	Huvis Corp.	1,760	5,539
	Huvitz Co. Ltd.	1,378	25,128
	Hwa Shin Co. Ltd.	4,260	60,722
*	Hwail Pharm Co. Ltd.	4,900	7,715
	Hwangkum Steel & Technology Co. Ltd.	3,346	21,938
	Hwaseung Enterprise Co. Ltd.	3,556	23,840
*	HYBE Co. Ltd.	147	30,273
	Hy-Lok Corp.	2,085	45,088
	Hyosung Advanced Materials Corp., Class C	366	136,329
*	Hyosung Chemical Corp.	284	19,992
	Hyosung Corp.	1,764	83,370
*	Hyosung Heavy Industries Corp.	1,537	210,360
	Hyosung TNC Corp.	275	73,176
*	Hyulim ROBOT Co. Ltd.	11,409	14,422

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Autoever Corp.	366	$43,943
	Hyundai Bioland Co. Ltd.	680	5,519
	Hyundai BNG Steel Co. Ltd.	2,374	26,340
	Hyundai Corp.	2,016	41,925
	Hyundai Corp. Holdings, Inc.	1,349	12,073
	Hyundai Department Store Co. Ltd.	2,976	129,346
	Hyundai Elevator Co. Ltd.	1,925	63,094
	Hyundai Engineering & Construction Co. Ltd.	7,545	221,441
	Hyundai Ezwel Co. Ltd.	2,078	10,894
	Hyundai Futurenet Co. Ltd.	3,560	7,464
	Hyundai GF Holdings	8,663	21,739
	Hyundai Glovis Co. Ltd.	2,686	367,278
	Hyundai Green Food	4,599	41,784
	Hyundai Home Shopping Network Corp.	1,355	45,135
*	Hyundai Livart Furniture Co. Ltd.	1,211	6,824
	Hyundai Marine & Fire Insurance Co. Ltd.	10,692	240,055
*	Hyundai Mipo Dockyard Co. Ltd.	1,303	95,487
	Hyundai Mobis Co. Ltd.	3,286	600,406
	Hyundai Motor Co.	11,053	1,699,436
	Hyundai Motor Securities Co. Ltd.	4,693	30,271
	Hyundai Pharmaceutical Co. Ltd.	2,220	7,245
*	Hyundai Rotem Co. Ltd.	1,938	47,666
	Hyundai Steel Co.	14,566	412,933
	Hyundai Wia Corp.	3,179	157,502
	HyVision System, Inc.	1,274	20,891
*	iA, Inc.	22,285	9,457
	ICD Co. Ltd.	1,365	10,322
*	Il Dong Pharmaceutical Co. Ltd.	725	9,313
	Iljin Diamond Co. Ltd.	863	11,528
	Iljin Electric Co. Ltd.	3,946	31,221
	Iljin Holdings Co. Ltd.	4,268	14,229
	Iljin Power Co. Ltd.	1,355	13,262
	Ilshin Spinning Co. Ltd.	3,170	24,179
	Ilsung Pharmaceuticals Co. Ltd.	1,470	27,889
	Ilyang Pharmaceutical Co. Ltd.	2,281	28,794
	iMarketKorea, Inc.	4,358	30,772
	InBody Co. Ltd.	2,313	50,917
	Incross Co. Ltd.	423	4,062
	Industrial Bank of Korea	29,597	241,292
*	Infinitt Healthcare Co. Ltd.	1,736	7,493
	Innocean Worldwide, Inc.	2,033	63,334
	InnoWireless Co. Ltd.	1,143	20,116
	Innox Advanced Materials Co. Ltd.	2,999	105,822
*	Innox Corp.	795	22,521
*	Insun ENT Co. Ltd.	4,769	31,689
*	Insung Information Co. Ltd.	8,932	22,440
	Intekplus Co. Ltd.	1,263	44,405
	Intellian Technologies, Inc.	442	26,955
	Intelligent Digital Integrated Security Co. Ltd.	1,117	16,045
*	Interflex Co. Ltd.	1,840	15,691
	Interojo Co. Ltd.	1,357	36,712
	INTOPS Co. Ltd.	4,045	95,540
*	iNtRON Biotechnology, Inc.	2,094	9,581
	Inzi Controls Co. Ltd.	1,220	7,857
*	IS Dongseo Co. Ltd.	4,458	118,521
	ISC Co. Ltd.	1,367	110,444
	i-SENS, Inc.	1,230	31,434
	ISU Chemical Co. Ltd.	2,477	45,037
	ISU Specialty Chemical	608	135,665

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IsuPetasys Co. Ltd.	8,553	$258,166
*	ITEK, Inc.	1,394	11,382
*	ITM Semiconductor Co. Ltd.	834	14,392
	It's Hanbul Co. Ltd.	890	8,774
*	Jahwa Electronics Co. Ltd.	1,347	30,574
	JASTECH Ltd.	2,216	15,447
	JB Financial Group Co. Ltd.	16,185	108,597
	JC Chemical Co. Ltd.	5,916	37,977
*	Jeisys Medical, Inc.	7,809	68,496
*	Jeju Air Co. Ltd.	5,586	57,234
*	Jeju Semiconductor Corp.	8,553	30,390
*	Jin Air Co. Ltd.	4,207	48,995
	Jinsung T.E.C.	4,760	56,439
	JNK Heaters Co. Ltd.	2,133	10,298
*	JoyCity Corp.	3,436	9,036
	JS Corp.	1,365	14,252
#	Jusung Engineering Co. Ltd.	8,449	184,309
	JVM Co. Ltd.	868	22,646
	JW Holdings Corp.	8,202	25,775
	JW Life Science Corp.	1,063	11,592
	JW Pharmaceutical Corp.	2,201	73,421
	JYP Entertainment Corp.	3,436	367,868
	Kakao Corp.	3,652	147,018
*	Kakao Games Corp.	1,695	41,946
	KakaoBank Corp.	3,545	72,314
*	Kangstem Biotech Co. Ltd.	4,617	10,256
	Kangwon Land, Inc.	7,803	95,505
	KAON Group Co. Ltd.	1,786	8,080
*	KB Financial Group, Inc.	34,720	1,390,584
	KC Co. Ltd.	1,613	23,753
	KC Tech Co. Ltd.	2,107	38,869
	KCC Corp.	543	90,361
	KCC Glass Corp.	2,670	90,526
	KCTC	5,481	17,219
	KEC Corp.	29,068	41,836
	KEPCO Engineering & Construction Co., Inc.	468	27,766
	KEPCO Plant Service & Engineering Co. Ltd.	3,458	91,716
	KG Chemical Corp.	3,398	122,251
#	KG Dongbusteel	7,580	50,903
	KG Eco Technology Service Co. Ltd.	6,031	55,832
	Kginicis Co. Ltd.	4,372	37,798
	KGMobilians Co. Ltd.	4,218	19,590
#	KH Vatec Co. Ltd.	1,793	26,404
	Kia Corp.	33,121	2,149,530
*	Kib Plug Energy	23,309	18,995
	KidariStudio, Inc.	1,825	8,344
	KINX, Inc.	512	26,588
	KISCO Corp.	1,751	8,422
	KISCO Holdings Co. Ltd.	1,500	20,645
	KISWIRE Ltd.	3,062	49,966
	KIWOOM Securities Co. Ltd.	2,676	204,034
*	KMW Co. Ltd.	1,263	11,722
	Koentec Co. Ltd.	4,885	27,049
	Koh Young Technology, Inc.	6,080	65,970
	Kolmar BNH Co. Ltd.	2,314	31,066
	Kolmar Korea Co. Ltd.	1,212	45,945
	Kolmar Korea Holdings Co. Ltd.	1,156	12,282
	Kolon Corp.	2,058	29,135
	Kolon Global Corp.	1,245	12,364

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Industries, Inc.	4,589	$186,182
*	Kolon Mobility Group Corp.	4,131	12,199
	Kolon Plastic, Inc.	1,796	11,924
	KoMiCo Ltd.	973	46,447
*	KONA I Co. Ltd.	1,584	19,374
	Korea Aerospace Industries Ltd.	4,341	167,600
	Korea Alcohol Industrial Co. Ltd.	2,015	20,265
	Korea Asset In Trust Co. Ltd.	12,366	28,379
	Korea Cast Iron Pipe Industries Co. Ltd.	2,807	15,139
*	Korea Circuit Co. Ltd.	2,773	39,789
*	Korea Electric Power Corp., Sponsored ADR	22,118	168,097
*	Korea Electric Power Corp.	4,526	68,196
	Korea Electric Terminal Co. Ltd.	1,597	72,455
	Korea Electronic Certification Authority, Inc.	1,697	5,846
	Korea Electronic Power Industrial Development Co. Ltd.	1,696	10,150
*	Korea Gas Corp.	2,838	55,231
	Korea Investment Holdings Co. Ltd.	4,833	185,196
*	Korea Line Corp.	31,712	46,670
	Korea Movenex Co. Ltd.	5,386	24,556
	Korea Parts & Fasteners Co. Ltd.	2,318	9,321
	Korea Petrochemical Ind Co. Ltd.	859	90,343
	Korea Real Estate Investment & Trust Co. Ltd.	27,760	27,232
	Korea United Pharm, Inc.	2,448	52,245
	Korea Zinc Co. Ltd.	502	194,466
	Korean Air Lines Co. Ltd.	24,055	464,315
	Korean Reinsurance Co.	17,795	96,539
	Kortek Corp.	1,475	9,284
*	KOSES Co. Ltd.	1,922	19,177
	KPX Chemical Co. Ltd.	267	9,250
*	Krafton, Inc.	1,588	214,060
	KSIGN Co. Ltd.	9,317	10,758
	KSS LINE Ltd.	3,929	26,079
*	KT Alpha Co. Ltd.	1,760	7,949
	KT Skylife Co. Ltd.	5,625	26,838
	KT&G Corp.	5,735	371,100
	KTCS Corp.	4,968	12,375
	Ktis Corp.	3,971	9,194
	Kukdo Chemical Co. Ltd.	314	12,617
	Kukdong Oil & Chemicals Co. Ltd.	7,190	22,712
*	Kum Yang Co. Ltd.	654	81,844
*	Kumho HT, Inc.	28,694	18,972
	Kumho Petrochemical Co. Ltd.	3,508	330,344
*	Kumho Tire Co., Inc.	26,698	94,865
	KUMHOE&C Co. Ltd.	4,642	19,998
	Kumkang Kind Co. Ltd.	2,884	14,140
	Kwang Dong Pharmaceutical Co. Ltd.	7,860	39,717
	Kyeryong Construction Industrial Co. Ltd.	2,344	28,259
	Kyobo Securities Co. Ltd.	3,015	12,116
	Kyongbo Pharmaceutical Co. Ltd.	1,496	8,510
	Kyung Dong Navien Co. Ltd.	1,437	65,396
	Kyungbang Co. Ltd.	863	6,516
*	Kyungchang Industrial Co. Ltd.	5,172	12,694
	Kyungdong Pharm Co. Ltd.	2,400	12,770
	Kyung-In Synthetic Corp.	5,621	18,451
	L&C Bio Co. Ltd.	1,035	30,791
	L&F Co. Ltd.	1,515	306,190
*	LabGenomics Co. Ltd.	10,675	74,658
#*	Lake Materials Co. Ltd.	8,272	131,061
*	LB Semicon, Inc.	6,794	43,939

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	LEADCORP, Inc.	2,656	$12,286
	Lee Ku Industrial Co. Ltd.	6,694	26,698
	LEENO Industrial, Inc.	1,349	178,451
	LF Corp.	4,409	48,037
	LG Chem Ltd.	1,565	796,125
	LG Corp.	5,933	388,400
*	LG Display Co. Ltd.	27,466	290,402
	LG Electronics, Inc.	14,583	1,241,325
	LG H&H Co. Ltd.	510	171,116
	LG HelloVision Co. Ltd.	10,052	31,482
	LG Innotek Co. Ltd.	1,783	369,713
	LG Uplus Corp.	41,476	325,543
	LIG Nex1 Co. Ltd.	1,889	113,664
	Lion Chemtech Co. Ltd.	3,258	12,387
	LOT Vacuum Co. Ltd.	1,947	37,404
	Lotte Chemical Corp.	1,422	168,024
	Lotte Chilsung Beverage Co. Ltd.	1,081	103,783
	Lotte Corp.	3,236	64,606
*	Lotte Data Communication Co.	676	13,954
	Lotte Energy Materials Corp.	1,380	59,370
	LOTTE Fine Chemical Co. Ltd.	3,984	202,541
	LOTTE Himart Co. Ltd.	1,442	11,262
*	Lotte Non-Life Insurance Co. Ltd.	14,588	18,647
	Lotte Rental Co. Ltd.	3,520	72,083
	Lotte Shopping Co. Ltd.	1,409	77,378
	Lotte Wellfood Co. Ltd.	688	51,255
	LS Cable & System Asia Ltd.	2,162	13,751
	LS Corp.	1,751	166,054
	LS Electric Co. Ltd.	2,291	189,889
*	LVMC Holdings	30,546	66,381
	LX Hausys Ltd.	1,624	70,882
	LX Holdings Corp.	11,895	77,462
	LX International Corp.	4,573	137,948
	LX Semicon Co. Ltd.	2,036	163,521
	M.I.Tech Co. Ltd.	2,143	17,568
	Macquarie Korea Infrastructure Fund	35,492	337,753
	Macrogen, Inc.	1,286	21,192
	Maeil Dairies Co. Ltd.	726	23,236
	MAKUS, Inc.	3,327	34,090
	Manho Rope & Wire Ltd.	286	8,380
	Mcnex Co. Ltd.	2,443	52,185
*	ME2ON Co. Ltd.	4,221	10,073
*	Medipost Co. Ltd.	1,236	8,683
	Medy-Tox, Inc.	454	77,389
	Meerecompany, Inc.	533	20,262
	MegaStudy Co. Ltd.	1,099	8,868
	MegaStudyEdu Co. Ltd.	1,663	64,096
	Meritz Financial Group, Inc.	7,987	308,370
*	Mgame Corp.	2,503	13,829
*	MiCo Ltd.	4,582	43,500
*	Mirae Asset Life Insurance Co. Ltd.	25,981	75,573
	Mirae Asset Securities Co. Ltd.	33,553	182,401
*	Mirae Asset Venture Investment Co. Ltd.	2,643	10,196
	Miwon Commercial Co. Ltd.	251	33,186
	Miwon Specialty Chemical Co. Ltd.	221	24,626
	MK Electron Co. Ltd.	5,111	61,582
#	MNTech Co. Ltd.	1,556	30,458
	Mobase Electronics Co. Ltd.	12,447	24,437
	Moorim P&P Co. Ltd.	2,932	7,884

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Motonic Corp.	1,465	$10,218
	Motrex Co. Ltd.	3,195	46,205
	MS Autotech Co. Ltd.	5,794	23,328
	Muhak Co. Ltd.	1,568	6,619
	Multicampus Co. Ltd.	345	8,598
*	Myoung Shin Industrial Co. Ltd.	4,063	64,909
	Namhae Chemical Corp.	7,627	47,658
*	Namsun Aluminum Co. Ltd.	13,115	24,879
	Namyang Dairy Products Co. Ltd.	86	28,827
*	NanoenTek, Inc.	3,549	12,263
	Nasmedia Co. Ltd.	595	8,878
*	Nature & Environment Co. Ltd.	15,071	14,634
	Nature Holdings Co. Ltd.	2,830	45,614
	NAVER Corp.	1,783	317,672
	NCSoft Corp.	1,047	227,143
	NeoPharm Co. Ltd.	876	16,291
*	Neowiz	832	22,544
*	Neowiz Holdings Corp.	558	10,746
*	Nepes Ark Corp.	1,403	31,118
*	NEPES Corp.	4,192	73,785
*	Neptune Co.	1,679	9,396
*Ω	Netmarble Corp.	2,030	78,390
	New Power Plasma Co. Ltd.	3,857	16,413
	Nexen Tire Corp.	8,985	60,521
*	Next Entertainment World Co. Ltd.	1,627	9,587
	NEXTIN, Inc.	1,287	86,498
	NH Investment & Securities Co. Ltd., Class C	14,248	110,649
*	NHN Corp.	3,595	70,822
	NHN KCP Corp.	5,041	35,955
	NI Steel Co. Ltd.	4,723	24,454
	NICE Holdings Co. Ltd.	5,885	50,118
	Nice Information & Telecommunication, Inc.	1,579	28,712
	NICE Information Service Co. Ltd.	7,223	53,159
	NICE Total Cash Management Co. Ltd., Class C	2,475	11,669
	Nong Shim Holdings Co. Ltd.	301	15,759
	Nong Woo Bio Co. Ltd.	1,680	11,126
	NongShim Co. Ltd.	274	85,252
	NOROO Paint & Coatings Co. Ltd.	2,120	13,145
	NOVAREX Co. Ltd.	2,787	17,763
	NPC	4,067	20,379
	Oceanbridge Co. Ltd.	923	11,015
#*	OCI Co. Ltd.	1,125	120,209
#	OCI Holdings Co. Ltd.	2,483	213,103
	OptoElectronics Solutions Co. Ltd.	883	8,789
	Orion Corp.	3,676	327,183
	Orion Holdings Corp.	5,958	65,032
*††	Osung Advanced Materials Co. Ltd.	9,664	10,767
	Ottogi Corp.	361	100,897
	Paik Kwang Industrial Co. Ltd.	4,701	28,730
*	Pan Entertainment Co. Ltd.	3,948	13,094
	Pan Ocean Co. Ltd.	51,115	191,670
	Pang Rim Co. Ltd.	5,498	10,093
*	Paradise Co. Ltd.	7,424	83,657
	Park Systems Corp.	687	108,882
	Partron Co. Ltd.	13,406	86,495
	Paseco Co. Ltd.	1,000	9,059
*	Pearl Abyss Corp.	692	30,419
	People & Technology, Inc.	2,687	165,680
	PHA Co. Ltd.	2,750	22,826

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PharmaResearch Co. Ltd.	1,064	$111,147
*	PharmGen Science, Inc.	1,673	7,764
*	Pharmicell Co. Ltd.	4,555	24,395
	Philoptics Co. Ltd.	2,005	17,163
*††	Philosys Healthcare Co. Ltd.	24,311	6,218
	PI Advanced Materials Co. Ltd.	1,884	45,425
	Poongsan Corp.	3,961	116,539
	Poongsan Holdings Corp.	1,388	40,075
#	Posco DX Co. Ltd.	5,440	148,233
	POSCO Future M Co. Ltd.	217	89,775
	POSCO Holdings, Inc.	5,748	2,896,309
	Posco International Corp.	7,456	527,609
#	Posco M-Tech Co. Ltd.	1,400	40,242
	POSCO Steeleon Co. Ltd.	421	24,836
*	Power Logics Co. Ltd.	3,293	15,406
	Protec Co. Ltd.	642	27,852
	PSK, Inc.	2,904	51,274
	Pulmuone Co. Ltd.	2,957	23,001
	Pungkuk Ethanol Co. Ltd.	987	10,486
*	Ray Co. Ltd/KR	777	24,097
	Rayence Co. Ltd.	1,013	8,243
	RFHIC Corp.	821	11,813
*	RFTech Co. Ltd.	6,418	20,008
	S&S Tech Corp.	1,341	57,024
*	S.Y. Co. Ltd.	6,706	22,527
	S-1 Corp.	2,992	120,077
	Sajo Industries Co. Ltd.	304	9,461
	Sajodaerim Corp.	737	14,757
*	Sajodongaone Co. Ltd.	12,597	10,100
*	Sam Chun Dang Pharm Co. Ltd.	861	43,080
	Sam Young Electronics Co. Ltd.	2,072	14,522
	Sam Yung Trading Co. Ltd.	3,091	30,582
	Sambo Motors Co. Ltd.	4,739	23,736
*	Sambu Engineering & Construction Co. Ltd.	15,885	47,054
	Samchully Co. Ltd.	401	32,378
	SAMHWA Paints Industrial Co. Ltd.	1,542	7,442
	Samick THK Co. Ltd.	1,032	9,846
	Samji Electronics Co. Ltd.	1,143	6,796
	Samjin Pharmaceutical Co. Ltd.	955	16,873
*	Samkee Corp.	7,045	14,108
	Sammok S-Form Co. Ltd.	925	11,440
	SAMPYO Cement Co. Ltd.	3,599	9,494
*Ω	Samsung Biologics Co. Ltd.	316	189,748
	Samsung C&T Corp.	5,058	409,802
	Samsung Card Co. Ltd.	4,000	89,394
	Samsung Electro-Mechanics Co. Ltd.	6,628	756,115
	Samsung Electronics Co. Ltd.	287,600	15,746,856
	Samsung Electronics Co. Ltd., GDR	4,189	5,701,229
*	Samsung Engineering Co. Ltd.	25,213	731,354
	Samsung Fire & Marine Insurance Co. Ltd.	4,319	825,562
*	Samsung Heavy Industries Co. Ltd.	38,811	275,078
	Samsung Life Insurance Co. Ltd.	4,896	267,851
*	Samsung Pharmaceutical Co. Ltd.	6,144	14,109
	Samsung Publishing Co. Ltd.	858	12,267
	Samsung SDI Co. Ltd.	1,042	543,929
	Samsung SDS Co. Ltd.	2,464	248,059
	Samsung Securities Co. Ltd.	8,947	251,954
	SAMT Co. Ltd.	16,817	37,555
	Samwha Capacitor Co. Ltd.	795	24,415

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Corp.	586	$18,814
	Samyang Foods Co. Ltd.	812	76,961
	Samyang Holdings Corp.	830	47,151
	Samyang Packaging Corp.	1,489	18,833
	Samyang Tongsang Co. Ltd.	397	15,703
	Sang-A Frontec Co. Ltd.	805	16,536
*	Sangbo Corp.	5,925	7,853
	Sangsangin Co. Ltd.	8,599	28,002
	Sangsin Energy Display Precision Co. Ltd.	1,390	21,819
	Saramin Co. Ltd.	1,511	22,516
	Satrec Initiative Co. Ltd.	279	6,251
*	SBI Investment Korea Co. Ltd.	14,785	10,129
	SD Biosensor, Inc.	7,812	79,378
*	SDN Co. Ltd.	8,700	11,154
	SeAH Besteel Holdings Corp.	2,792	61,587
	SeAH Steel Corp.	468	57,729
	SeAH Steel Holdings Corp.	609	98,039
	Sebang Co. Ltd.	1,898	17,343
	Sebang Global Battery Co. Ltd.	1,270	47,311
	Seegene, Inc.	7,463	136,430
*	Segyung Hitech Co. Ltd.	1,125	15,019
	Sejin Heavy Industries Co. Ltd.	2,142	10,702
	Sejong Industrial Co. Ltd.	5,980	38,392
*	Sekonix Co. Ltd.	2,674	16,594
	Seobu T&D	7,754	48,526
	Seohan Co. Ltd.	16,327	12,819
	Seohee Construction Co. Ltd.	27,909	29,388
*	Seojin System Co. Ltd.	4,761	64,958
	Seoul Auction Co. Ltd.	840	7,850
	Seoul City Gas Co. Ltd.	119	6,138
	Seoul Semiconductor Co. Ltd.	9,459	86,855
	Seoulin Bioscience Co. Ltd.	1,105	8,974
	Seoyon Co. Ltd.	3,783	25,121
	Seoyon E-Hwa Co. Ltd.	4,918	93,329
*	Sewon E&C Co. Ltd.	22,962	4,576
	SFA Engineering Corp.	3,554	102,647
#*	SFA Semicon Co. Ltd.	12,986	62,495
	S-Fuelcell Co. Ltd.	447	6,243
*	SG Corp.	24,663	9,348
	SGC Energy Co. Ltd.	2,154	42,011
	SH Energy & Chemical Co. Ltd.	13,146	6,907
	Shin Heung Energy & Electronics Co. Ltd.	572	22,736
	Shinhan Financial Group Co. Ltd.	48,133	1,324,779
	Shinsegae Food Co. Ltd.	207	6,583
	Shinsegae Information & Communication Co. Ltd.	640	6,766
	Shinsegae International, Inc.	3,478	44,916
	Shinsegae, Inc.	1,178	176,585
	Shinsung Delta Tech Co. Ltd.	4,282	51,081
*	Shinsung E&G Co. Ltd.	20,702	47,281
*	Shinsung Tongsang Co. Ltd.	11,918	16,958
	Shinwon Corp.	11,704	11,952
	Shinyoung Securities Co. Ltd.	1,094	47,878
*	Showbox Corp.	3,873	10,312
	Simmtech Co. Ltd.	4,262	123,158
	Simmtech Holdings Co. Ltd.	7,337	17,897
	SIMPAC, Inc.	3,447	12,849
	Sindoh Co. Ltd.	945	24,464
	Sinil Pharm Co. Ltd.	1,180	6,775
*	SK Biopharmaceuticals Co. Ltd.	627	40,038

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	SK Bioscience Co. Ltd.	771	$44,398
*	SK Chemicals Co. Ltd.	1,501	74,721
	SK D&D Co. Ltd.	2,497	40,373
	SK Discovery Co. Ltd.	2,784	78,316
	SK Gas Ltd.	725	69,324
	SK Hynix, Inc.	63,592	6,158,565
*Ω	SK IE Technology Co., Ltd.	507	42,722
*	SK Innovation Co. Ltd.	8,238	1,397,322
	SK Networks Co. Ltd.	31,572	148,415
*	SK oceanplant Co. Ltd.	2,458	43,898
	SK Rent A Car Co. Ltd.	1,180	9,887
	SK Securities Co. Ltd.	75,436	37,594
	SK Telecom Co. Ltd.	8,156	294,929
	SK, Inc.	4,466	535,313
	SKC Co. Ltd.	515	40,091
	SL Corp.	4,049	119,382
	SM Entertainment Co. Ltd.	1,135	116,471
*††	S-MAC Co. Ltd.	3,420	3,247
	SMCore, Inc.	1,819	8,328
	SNT Dynamics Co. Ltd.	2,938	23,186
	SNT Holdings Co. Ltd.	838	10,403
	SNT Motiv Co. Ltd.	2,270	85,981
*	SNU Precision Co. Ltd.	3,552	9,400
	S-Oil Corp.	6,812	400,438
*	Solborn, Inc.	2,404	8,108
	Solid, Inc.	11,862	46,955
*	SOLUM Co. Ltd.	6,920	150,660
	Solus Advanced Materials Co. Ltd.	1,291	36,329
	Songwon Industrial Co. Ltd.	4,658	65,104
	Soosan Heavy Industries Co. Ltd.	15,166	30,359
	Soulbrain Co. Ltd.	515	110,181
	Soulbrain Holdings Co. Ltd.	894	18,987
	SPC Samlip Co. Ltd.	416	21,548
	SPG Co. Ltd.	1,223	30,682
	Spigen Korea Co. Ltd.	410	10,841
	Ssangyong C&E Co. Ltd.	23,914	99,237
	ST Pharm Co. Ltd.	587	34,795
	STIC Investments, Inc.	6,924	34,523
*	Studio Dragon Corp.	1,999	79,273
*	STX Heavy Industries Co. Ltd.	3,750	26,398
	Sugentech, Inc.	6,240	38,354
	Suheung Co. Ltd.	1,349	28,700
	Sung Kwang Bend Co. Ltd.	5,171	65,107
*	Sungchang Enterprise Holdings Ltd.	5,726	9,372
	Sungshin Cement Co. Ltd.	4,045	29,156
	Sungwoo Hitech Co. Ltd.	11,721	115,235
	Sunjin Co. Ltd.	3,521	22,590
*	Suprema, Inc.	928	15,787
*	Synopex, Inc.	18,817	45,213
	Systems Technology, Inc.	3,300	73,939
	T Scientific Co. Ltd.	6,460	18,288
	T&L Co. Ltd.	615	23,702
	Tae Kyung Industrial Co. Ltd.	2,222	12,476
	Taekwang Industrial Co. Ltd.	88	41,206
	Taekyung BK Co. Ltd.	4,661	29,596
*	Taihan Electric Wire Co. Ltd.	3,026	30,908
*	Taihan Fiberoptics Co. Ltd.	5,487	9,211
	TCC Steel	1,417	71,571
	TechWing, Inc.	9,961	67,237

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Telechips, Inc.	1,750	$29,148
	TES Co. Ltd.	2,745	48,919
*	Theragen Etex Co. Ltd.	3,017	9,915
	TK Corp.	2,440	40,416
	TKG Huchems Co. Ltd.	4,526	78,901
	Tokai Carbon Korea Co. Ltd.	924	71,889
*	Tongyang Life Insurance Co. Ltd.	15,134	41,948
	Tongyang, Inc.	32,625	24,536
	Toptec Co. Ltd.	2,631	15,153
	Tovis Co. Ltd.	2,381	24,642
	Tplex Co. Ltd.	5,328	15,074
	TS Corp.	5,517	13,087
	TSE Co. Ltd.	504	20,885
	TY Holdings Co. Ltd.	5,448	29,883
	TYM Corp.	8,599	44,348
	UBCare Co. Ltd.	1,821	7,039
	Ubiquoss Holdings, Inc.	774	8,183
	Ubiquoss, Inc.	1,157	11,924
*	Ubivelox, Inc.	872	9,757
	Uju Electronics Co. Ltd.	590	6,939
	Unick Corp.	2,433	10,306
*	Unid Btplus Co. Ltd.	1,313	9,575
	Unid Co. Ltd.	1,268	59,876
	Union Semiconductor Equipment & Materials Co. Ltd.	4,859	37,421
	Uniquest Corp.	2,292	30,243
*	UniTest, Inc.	1,170	12,790
	Value Added Technology Co. Ltd.	1,943	54,322
	Viatron Technologies, Inc.	2,136	16,561
*††	Vidente Co. Ltd.	14,607	28,534
	Vieworks Co. Ltd.	1,460	36,968
*	Vina Tech Co. Ltd.	320	15,994
	Vitzro Tech Co. Ltd.	1,284	7,143
	Vitzrocell Co. Ltd.	1,877	29,476
*	VT Co. Ltd.	4,643	31,340
*	Webcash Corp.	621	6,050
	Webzen, Inc.	4,151	47,824
	Whanin Pharmaceutical Co. Ltd.	1,569	16,799
	Wiable Corp.	4,391	7,194
	Winix, Inc.	843	6,549
	Wins Co. Ltd.	1,231	12,011
	WiSoL Co. Ltd.	3,466	17,845
*	Won Tech Co. Ltd.	6,614	56,662
*	Wonik Holdings Co. Ltd.	7,724	21,090
	WONIK IPS Co. Ltd.	3,462	102,574
	Wonik Materials Co. Ltd.	2,408	54,361
	Wonik QnC Corp.	3,416	79,427
	Woojin, Inc.	2,507	18,957
*	Woongjin Co. Ltd.	9,328	8,969
	Woongjin Thinkbig Co. Ltd.	16,826	31,421
*	Wooree Bio Co. Ltd.	6,049	9,921
	Woori Financial Group, Inc.	75,993	694,513
	Woori Investment Bank Co. Ltd.	94,833	54,054
*	Woori Technology Investment Co. Ltd.	17,795	49,378
	Woorison F&G Co. Ltd.	5,749	8,000
*	Woosu AMS Co. Ltd.	3,141	7,199
	Worldex Industry & Trading Co. Ltd., Class C	2,799	57,334
*	Wysiwyg Studios Co. Ltd.	6,324	14,599
	Y G-1 Co. Ltd.	5,037	23,121
*	YAS Co. Ltd.	886	7,075

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Y-entec Co. Ltd.	2,199	$18,057
	YG Entertainment, Inc.	407	24,320
*	YG PLUS	3,007	12,637
*	YIK Corp.	4,133	14,214
	YMC Co. Ltd.	1,463	8,096
	Youlchon Chemical Co. Ltd.	1,117	31,621
	Young Poong Corp.	94	42,358
	Young Poong Paper Manufacturing Co. Ltd.	1,209	40,199
	Young Poong Precision Corp.	1,259	15,074
	Youngone Corp.	4,220	191,214
	Youngone Holdings Co. Ltd.	1,387	83,866
	Yuanta Securities Korea Co. Ltd.	19,822	40,788
	Yuhan Corp.	1,565	89,514
*	Yungjin Pharmaceutical Co. Ltd.	2,649	5,148
	Zeus Co. Ltd.	1,299	56,916
	Zinus, Inc.	3,030	59,412
TOTAL SOUTH KOREA			100,009,336
TAIWAN — (23.1%)
	91APP, Inc.	6,000	21,213
	ABC Taiwan Electronics Corp.	17,000	14,955
	Abico Avy Co. Ltd.	18,000	14,020
	Ability Enterprise Co. Ltd.	59,000	37,019
*	Ability Opto-Electronics Technology Co. Ltd.	13,000	60,567
	AcBel Polytech, Inc.	68,890	122,049
	Accton Technology Corp.	33,000	402,612
	Acer, Inc.	388,000	433,295
	ACES Electronic Co. Ltd.	27,882	26,697
*	Acon Holding, Inc.	60,000	20,271
	Acter Group Corp. Ltd.	22,000	106,234
	Action Electronics Co. Ltd.	31,000	17,773
	Actron Technology Corp.	6,000	34,997
	ADATA Technology Co. Ltd.	58,000	151,459
	Addcn Technology Co. Ltd.	3,549	23,172
	Adlink Technology, Inc.	16,000	36,774
	Advanced Ceramic X Corp.	7,000	45,414
	Advanced Energy Solution Holding Co. Ltd.	2,000	44,179
	Advanced International Multitech Co. Ltd.	29,000	72,555
	Advanced Optoelectronic Technology, Inc.	18,000	10,469
	Advanced Power Electronics Corp.	11,000	33,109
*	Advanced Wireless Semiconductor Co.	27,000	79,519
	Advancetek Enterprise Co. Ltd.	55,000	63,056
	Advantech Co. Ltd.	16,498	206,023
	AEON Motor Co. Ltd.	9,000	10,589
	Aerospace Industrial Development Corp.	79,000	139,703
	AGV Products Corp.	104,000	46,083
	Airtac International Group	5,000	148,714
	Alchip Technologies Ltd.	5,000	318,254
	Alcor Micro Corp.	18,000	19,863
	Alexander Marine Co. Ltd.	5,000	90,786
*	ALI Corp.	44,000	26,617
	All Ring Tech Co. Ltd.	15,000	67,897
	Allied Circuit Co. Ltd.	10,000	49,483
	Allied Supreme Corp.	9,000	92,529
	Allis Electric Co. Ltd.	42,000	83,234
	Alltek Technology Corp.	49,480	62,887
	Alltop Technology Co. Ltd.	8,000	40,670
	Alpha Networks, Inc.	35,000	49,016
	Altek Corp.	54,000	61,410

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Amazing Microelectronic Corp.	14,564	$55,786
*	Ambassador Hotel	53,000	86,894
	AMPACS Corp.	14,000	25,009
	Ampire Co. Ltd.	18,000	23,034
	AMPOC Far-East Co. Ltd.	18,000	36,826
	AmTRAN Technology Co. Ltd.	166,450	72,886
	Anji Technology Co. Ltd.	15,299	22,251
	Anpec Electronics Corp.	9,000	41,902
	Apac Opto Electronics, Inc.	17,000	31,793
	Apacer Technology, Inc.	26,000	45,542
	APCB, Inc.	19,000	10,626
	Apex Biotechnology Corp.	25,000	20,929
	Apex International Co. Ltd.	37,000	73,139
	Apogee Optocom Co. Ltd.	7,000	15,482
	Arcadyan Technology Corp.	35,000	161,807
	Ardentec Corp.	86,000	169,142
	Argosy Research, Inc.	13,000	56,382
	ASE Technology Holding Co. Ltd.	343,000	1,255,407
	Asia Cement Corp.	233,000	298,924
	Asia Optical Co., Inc.	52,000	106,129
*	Asia Pacific Telecom Co. Ltd.	351,000	72,125
	Asia Polymer Corp.	102,000	84,211
	Asia Tech Image, Inc.	9,000	19,291
	Asia Vital Components Co. Ltd.	68,331	702,204
	ASIX Electronics Corp.	7,000	25,799
	ASMedia Technology, Inc.	1,000	31,377
	ASolid Technology Co. Ltd.	9,000	27,088
	ASPEED Technology, Inc.	4,200	310,771
	Asustek Computer, Inc.	43,000	499,415
	Aten International Co. Ltd.	19,000	51,451
	Audix Corp.	14,000	25,465
	AUO Corp.	635,200	419,030
	AURAS Technology Co. Ltd.	12,000	110,400
	Aurora Corp.	9,000	21,831
	Avalue Technology, Inc.	11,000	36,395
	Aver Information, Inc.	9,000	10,681
	Avermedia Technologies	22,000	14,613
	Axiomtek Co. Ltd.	9,000	31,721
*	Azurewave Technologies, Inc.	19,000	20,250
	Bafang Yunji International Co. Ltd., Class C	9,000	47,365
	Bank of Kaohsiung Co. Ltd.	99,500	40,247
	Basso Industry Corp.	38,000	50,031
	BenQ Materials Corp.	55,000	73,366
	BES Engineering Corp.	227,000	72,620
	Bin Chuan Enterprise Co. Ltd.	17,000	13,397
	Bionime Corp.	5,000	11,860
	Bioteque Corp.	12,000	43,193
	Bizlink Holding, Inc.	20,183	194,589
	Bora Pharmaceuticals Co. Ltd.	4,000	114,932
	Brave C&H Supply Co. Ltd.	3,000	14,536
	Brighton-Best International Taiwan, Inc.	86,000	90,880
	Brillian Network & Automation Integrated System Co. Ltd.	3,000	15,256
	Browave Corp.	12,000	37,588
	C Sun Manufacturing Ltd.	27,600	43,127
*	Calin Technology Co. Ltd.	21,000	28,728
*	Cameo Communications, Inc.	36,000	13,649
	Capital Futures Corp.	12,000	16,616
	Capital Securities Corp.	365,000	185,547
*	Career Technology MFG. Co. Ltd.	102,000	79,961

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Carnival Industrial Corp.	28,000	$11,779
	Castles Technology Co. Ltd.	15,261	64,063
	Caswell, Inc.	12,000	34,046
	Catcher Technology Co. Ltd.	64,000	353,902
	Cathay Financial Holding Co. Ltd.	533,358	777,409
	Cathay Real Estate Development Co. Ltd.	117,000	58,635
	Cayman Engley Industrial Co. Ltd.	7,000	15,472
	CCP Contact Probes Co. Ltd.	12,834	20,077
	Celxpert Energy Corp.	11,000	10,845
	Center Laboratories, Inc.	100,779	191,135
*	Central Reinsurance Co. Ltd.	80,105	61,240
	Chailease Holding Co. Ltd.	106,750	706,834
	Chain Chon Industrial Co. Ltd.	23,032	10,555
	Champion Building Materials Co. Ltd.	34,200	11,051
	Champion Microelectronic Corp.	10,000	27,811
	Chang Hwa Commercial Bank Ltd.	435,970	261,751
	Chang Wah Electromaterials, Inc.	87,000	85,216
	Chang Wah Technology Co. Ltd.	51,000	60,229
	Channel Well Technology Co. Ltd.	34,000	85,196
	Chant Sincere Co. Ltd.	19,000	37,137
	Charoen Pokphand Enterprise	33,800	100,656
	CHC Healthcare Group	29,000	57,064
	CHC Resources Corp.	7,000	11,556
	Chen Full International Co. Ltd.	25,000	30,887
	Chenbro Micom Co. Ltd.	12,000	77,818
	Cheng Loong Corp.	199,000	218,898
	Cheng Mei Materials Technology Corp.	152,962	60,654
	Cheng Shin Rubber Industry Co. Ltd.	326,000	399,588
	Cheng Uei Precision Industry Co. Ltd.	96,000	119,113
*	Chenming Electronic Technology Corp.	25,000	36,765
	Chia Chang Co. Ltd.	24,000	29,845
	Chia Hsin Cement Corp.	113,220	75,257
	Chicony Electronics Co. Ltd.	100,000	333,126
	Chicony Power Technology Co. Ltd.	34,000	112,654
	Chief Telecom, Inc.	3,000	37,704
	Chieftek Precision Co. Ltd.	12,100	26,324
	China Airlines Ltd.	514,000	408,744
	China Bills Finance Corp.	173,000	81,216
	China Chemical & Pharmaceutical Co. Ltd.	50,000	38,553
*	China Development Financial Holding Corp.	1,649,000	659,313
	China Electric Manufacturing Corp.	60,000	34,524
	China General Plastics Corp.	65,000	50,320
*	China Man-Made Fiber Corp.	234,000	60,007
	China Metal Products	59,000	72,812
	China Motor Corp.	31,000	87,313
*	China Petrochemical Development Corp.	813,490	243,383
	China Steel Chemical Corp.	30,000	103,719
	China Steel Corp.	1,260,000	1,120,985
	China Steel Structure Co. Ltd.	15,000	26,667
	China Wire & Cable Co. Ltd.	12,000	13,700
	Chinese Maritime Transport Ltd.	18,000	23,636
	Ching Feng Home Fashions Co. Ltd.	20,000	12,228
	Chin-Poon Industrial Co. Ltd.	71,000	77,138
	Chipbond Technology Corp.	133,000	294,019
	ChipMOS Technologies, Inc.	169,000	192,611
	Chlitina Holding Ltd.	8,000	48,282
	Chong Hong Construction Co. Ltd.	47,000	118,911
	Chroma ATE, Inc.	28,000	246,639
	Chun YU Works & Co. Ltd.	23,750	19,283

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Chun Yuan Steel Industry Co. Ltd.	109,000	$60,963
	Chung Hsin Electric & Machinery Manufacturing Corp.	64,000	238,713
	Chung Hung Steel Corp.	173,000	133,128
	Chung Hwa Food Industrial Co. Ltd.	3,000	9,976
	Chung Hwa Pulp Corp.	88,000	90,072
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	16,412
	Chunghwa Precision Test Tech Co. Ltd.	4,000	65,724
	Chunghwa Telecom Co. Ltd., Sponsored ADR	11,282	414,049
	Chunghwa Telecom Co. Ltd.	35,000	129,113
	Cleanaway Co. Ltd.	18,000	110,407
	Clevo Co.	90,000	95,013
	CMC Magnetics Corp.	179,800	75,665
	C-Media Electronics, Inc.	13,000	16,322
	Collins Co. Ltd.	38,000	22,179
	Compal Electronics, Inc.	389,000	377,652
	Compeq Manufacturing Co. Ltd.	236,000	342,596
	Compucase Enterprise	11,000	23,345
	Concord International Securities Co. Ltd.	22,440	20,738
*	Concord Securities Co. Ltd.	98,000	49,326
	Continental Holdings Corp.	84,000	71,684
	Contrel Technology Co. Ltd.	22,000	12,439
	Coremax Corp.	17,000	45,647
	Coretronic Corp.	76,000	170,959
	Co-Tech Development Corp.	35,000	71,924
	Crowell Development Corp.	28,000	23,885
*	CSBC Corp. Taiwan	94,000	69,866
	CTBC Financial Holding Co. Ltd.	1,883,000	1,575,257
	CTCI Corp.	121,000	155,401
	CviLux Corp.	10,000	12,827
	CyberPower Systems, Inc.	12,000	90,967
	CyberTAN Technology, Inc.	40,000	26,804
	Cypress Technology Co. Ltd.	10,000	14,215
	DA CIN Construction Co. Ltd.	71,000	72,392
	Dadi Early-Childhood Education Group Ltd.	3,000	9,504
	Da-Li Development Co. Ltd.	74,000	74,803
	Darfon Electronics Corp.	64,000	89,565
*	Darwin Precisions Corp.	111,000	59,015
	Daxin Materials Corp.	11,000	46,541
	De Licacy Industrial Co. Ltd.	54,000	26,395
	Delpha Construction Co. Ltd.	99,000	77,176
	Delta Electronics, Inc.	64,000	747,117
	Depo Auto Parts Ind Co. Ltd.	22,000	77,514
	DFI, Inc.	10,000	25,315
	Dimerco Data System Corp.	12,600	40,510
	Dimerco Express Corp.	43,052	101,742
	D-Link Corp.	112,000	72,073
	Draytek Corp.	16,000	15,022
	Drewloong Precision, Inc.	4,000	25,094
	Dyaco International, Inc.	19,273	22,189
	Dynamic Holding Co. Ltd.	55,000	55,272
	Dynapack International Technology Corp.	32,000	81,894
	E & R Engineering Corp.	20,000	43,602
	E Ink Holdings, Inc.	36,000	258,186
	E.Sun Financial Holding Co. Ltd.	809,778	666,962
	Eastern Media International Corp.	86,700	47,256
	Eclat Textile Co. Ltd.	15,000	259,493
	ECOVE Environment Corp.	5,000	50,610
*	Edimax Technology Co. Ltd.	40,000	21,244
	Edison Opto Corp.	22,084	19,247

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Edom Technology Co. Ltd.	42,000	$34,208
	eGalax_eMPIA Technology, Inc.	14,560	28,410
	Egis Technology, Inc.	13,000	42,663
	Elan Microelectronics Corp.	47,000	174,625
*	E-Lead Electronic Co. Ltd.	8,202	18,206
	E-LIFE MALL Corp.	17,000	45,814
	Elite Advanced Laser Corp.	36,000	54,765
	Elite Material Co. Ltd.	28,000	370,534
	Elite Semiconductor Microelectronics Technology, Inc.	14,000	34,876
	Elitegroup Computer Systems Co. Ltd.	68,000	64,131
	eMemory Technology, Inc.	8,000	474,067
	Emerging Display Technologies Corp.	24,000	28,767
	Ennoconn Corp.	15,272	147,478
	Ennostar, Inc.	115,000	181,314
	Episil Technologies, Inc.	21,000	53,113
	Episil-Precision, Inc.	18,086	37,944
	Eris Technology Corp.	3,000	25,249
	Eson Precision Ind Co. Ltd.	20,000	45,524
	Eternal Materials Co. Ltd.	179,950	177,981
	Eurocharm Holdings Co. Ltd.	8,000	45,749
	Eva Airways Corp.	429,000	503,022
*	Everest Textile Co. Ltd.	98,000	27,741
	Evergreen Aviation Technologies Corp.	12,000	41,328
	Evergreen International Storage & Transport Corp.	123,000	111,215
	Evergreen Marine Corp. Taiwan Ltd.	162,400	538,554
	Evergreen Steel Corp.	31,000	59,786
	Everlight Chemical Industrial Corp.	84,000	56,597
	Everlight Electronics Co. Ltd.	90,000	148,863
	Everspring Industry Co. Ltd.	18,900	7,709
	Excel Cell Electronic Co. Ltd.	19,000	15,370
	Excelliance Mos Corp.	6,000	23,350
	Excelsior Medical Co. Ltd.	22,800	66,359
	Far Eastern Department Stores Ltd.	158,000	109,936
	Far Eastern International Bank	469,648	177,373
	Far Eastern New Century Corp.	476,000	450,190
	Far EasTone Telecommunications Co. Ltd.	113,000	255,139
	Faraday Technology Corp.	28,000	291,651
	Farglory F T Z Investment Holding Co. Ltd.	28,600	57,179
	Farglory Land Development Co. Ltd.	65,000	118,815
*	Federal Corp.	48,000	27,059
	Feedback Technology Corp.	7,000	19,790
	Feng Hsin Steel Co. Ltd.	73,000	160,451
	Feng TAY Enterprise Co. Ltd.	49,000	331,416
	First Financial Holding Co. Ltd.	506,020	468,112
	First Hi-Tec Enterprise Co. Ltd.	18,000	62,225
	First Hotel	30,000	15,183
	First Insurance Co. Ltd.	46,000	23,865
*	First Steamship Co. Ltd.	207,000	57,064
	FIT Holding Co. Ltd.	41,000	43,635
	Fitipower Integrated Technology, Inc.	24,000	108,020
	Fittech Co. Ltd.	11,000	24,418
	FLEXium Interconnect, Inc.	79,000	234,120
	Flytech Technology Co. Ltd.	23,000	49,320
	FOCI Fiber Optic Communications, Inc.	14,000	31,183
	Forcecon Tech Co. Ltd.	16,000	75,772
	Formosa Advanced Technologies Co. Ltd.	47,000	60,586
	Formosa Chemicals & Fibre Corp.	225,000	468,392
	Formosa International Hotels Corp.	12,000	94,830
	Formosa Laboratories, Inc.	22,000	71,187

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Formosa Oilseed Processing Co. Ltd.	10,000	$17,956
	Formosa Optical Technology Co. Ltd.	4,000	11,291
	Formosa Petrochemical Corp.	22,000	56,149
	Formosa Plastics Corp.	152,000	402,449
	Formosa Sumco Technology Corp.	13,000	66,203
	Formosa Taffeta Co. Ltd.	170,000	139,383
	Formosan Rubber Group, Inc.	53,000	35,960
	Formosan Union Chemical	75,000	60,579
	Fortune Electric Co. Ltd.	6,000	45,771
	Forward Electronics Co. Ltd.	1	1
	Founding Construction & Development Co. Ltd.	34,000	19,861
	Foxconn Technology Co. Ltd.	96,000	170,537
	Foxsemicon Integrated Technology, Inc.	17,000	100,040
	Franbo Lines Corp.	54,240	28,424
	Froch Enterprise Co. Ltd.	56,000	36,582
	FSP Technology, Inc.	31,000	48,976
	Fu Chun Shin Machinery Manufacture Co. Ltd.	26,520	13,693
	Fu Hua Innovation Co. Ltd.	62,334	113,229
	Fubon Financial Holding Co. Ltd.	405,150	845,635
	Fulgent Sun International Holding Co. Ltd.	35,000	139,519
	Fulltech Fiber Glass Corp.	65,919	32,348
	Fusheng Precision Co. Ltd.	23,000	146,457
	Fwusow Industry Co. Ltd.	51,500	33,072
	G Shank Enterprise Co. Ltd.	33,000	52,433
	Gallant Precision Machining Co. Ltd.	13,000	14,510
	Gamania Digital Entertainment Co. Ltd.	32,000	71,990
*	GCS Holdings, Inc.	9,000	9,762
	GEM Services, Inc.	16,000	36,458
	Gemtek Technology Corp.	77,000	78,852
	General Interface Solution Holding Ltd.	61,000	131,376
	General Plastic Industrial Co. Ltd.	10,000	10,636
	Generalplus Technology, Inc.	7,000	11,087
	GeneReach Biotechnology Corp.	8,250	10,510
	Genius Electronic Optical Co. Ltd.	16,000	200,301
	GeoVision, Inc.	14,000	23,123
	Getac Holdings Corp.	101,000	218,272
	GFC Ltd.	7,000	17,888
	Giant Manufacturing Co. Ltd.	36,015	267,160
*	Giantplus Technology Co. Ltd.	83,000	42,996
	Gigabyte Technology Co. Ltd.	50,000	501,200
*	Gigasolar Materials Corp.	11,474	31,826
*	Gigastorage Corp.	51,000	27,338
	Global Brands Manufacture Ltd.	75,000	122,683
	Global Lighting Technologies, Inc.	18,000	29,377
	Global Mixed Mode Technology, Inc.	17,000	110,438
	Global PMX Co. Ltd.	7,000	31,037
	Global Unichip Corp.	9,000	470,741
	Globaltek Fabrication Co. Ltd.	12,000	22,243
	Globalwafers Co. Ltd.	29,000	475,259
*	Globe Union Industrial Corp.	25,566	10,987
	Gloria Material Technology Corp.	86,000	146,515
	GMI Technology, Inc.	20,452	14,887
	Gold Circuit Electronics Ltd.	49,800	269,931
	Goldsun Building Materials Co. Ltd., Class C	228,000	191,359
	Good Will Instrument Co. Ltd.	15,000	16,472
	Gordon Auto Body Parts	26,000	18,296
	Gourmet Master Co. Ltd.	19,000	74,784
	Grand Fortune Securities Co. Ltd.	34,990	15,039
	Grand Pacific Petrochemical	168,000	98,468

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Grand Process Technology Corp.	5,000	$105,709
	GrandTech CG Systems, Inc.	7,437	16,206
	Grape King Bio Ltd.	25,000	144,912
	Great China Metal Industry	13,000	10,265
	Great Taipei Gas Co. Ltd.	46,000	48,118
	Great Tree Pharmacy Co. Ltd.	10,542	140,382
*	Great Wall Enterprise Co. Ltd.	121,100	230,838
	Greatek Electronics, Inc.	82,000	159,219
	Group Up Industrial Co. Ltd.	9,000	39,155
	GTM Holdings Corp.	25,000	22,420
	Gudeng Precision Industrial Co. Ltd.	5,000	57,785
	Hannstar Board Corp.	62,000	98,203
*	HannStar Display Corp.	444,000	196,714
	HannsTouch Holdings Co.	104,000	35,955
	Hanpin Electron Co. Ltd.	10,000	11,015
	Harvatek Corp.	22,000	16,115
	Heran Co. Ltd.	4,000	14,528
	Hey Song Corp.	61,000	77,688
	Hi-Clearance, Inc.	7,518	33,978
	Highlight Tech Corp.	19,000	31,291
	Highwealth Construction Corp.	80,311	108,206
	Hiroca Holdings Ltd.	9,000	11,038
	Hitron Technology, Inc.	19,000	27,733
	Hiwin Mikrosystem Corp.	7,000	15,676
	Hiwin Technologies Corp.	27,701	186,464
	Hiyes International Co. Ltd.	16,000	33,584
	Ho Tung Chemical Corp.	220,000	59,622
	Hocheng Corp.	58,960	40,075
	Hold-Key Electric Wire & Cable Co. Ltd.	28,000	24,930
	Holiday Entertainment Co. Ltd.	5,950	16,749
	Holtek Semiconductor, Inc.	35,000	77,327
	Holy Stone Enterprise Co. Ltd.	32,550	101,091
	Hon Hai Precision Industry Co. Ltd.	952,000	3,294,235
*	Hong Pu Real Estate Development Co. Ltd.	42,000	35,291
	Hong TAI Electric Industrial	52,000	43,655
	Hong YI Fiber Industry Co.	13,000	6,909
*	Horizon Securities Co. Ltd.	57,240	24,238
	Hota Industrial Manufacturing Co. Ltd.	29,000	61,760
	Hotai Finance Co. Ltd.	19,800	89,515
	Hotai Motor Co. Ltd.	5,000	120,726
*	Hotron Precision Electronic Industrial Co. Ltd.	18,368	24,820
	Hsin Kuang Steel Co. Ltd.	42,000	65,167
	Hsin Yung Chien Co. Ltd.	6,000	19,611
	Hsing TA Cement Co.	21,000	11,437
*	HTC Corp.	102,000	181,669
	Hu Lane Associate, Inc.	16,000	80,749
	HUA ENG Wire & Cable Co. Ltd.	78,000	51,250
	Hua Jung Components Co. Ltd.	30,000	14,625
	Hua Nan Financial Holdings Co. Ltd., Class C	825,384	584,714
	Hua Yu Lien Development Co. Ltd.	7,000	14,139
	Huaku Development Co. Ltd.	58,000	167,214
	Huang Hsiang Construction Corp.	34,000	43,268
	Huikwang Corp.	14,000	15,779
	Hung Ching Development & Construction Co. Ltd.	21,000	15,980
	Hung Sheng Construction Ltd.	80,000	51,836
	Hwa Fong Rubber Industrial Co. Ltd.	40,000	18,137
	Hwacom Systems, Inc.	32,000	19,405
	Ibase Technology, Inc.	24,000	74,054
*	IBF Financial Holdings Co. Ltd.	482,032	184,255

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ichia Technologies, Inc.	69,000	$77,812
	I-Chiun Precision Industry Co. Ltd.	31,000	45,875
*	Ideal Bike Corp.	29,000	9,297
	IEI Integration Corp.	28,000	73,454
	Infortrend Technology, Inc.	51,000	39,641
	Info-Tek Corp.	21,000	34,310
	Innodisk Corp.	13,354	133,971
	Innolux Corp.	868,550	461,222
	Inpaq Technology Co. Ltd.	24,000	38,340
	Insyde Software Corp.	5,000	27,634
	Intai Technology Corp.	7,000	28,083
	Integrated Service Technology, Inc.	11,000	39,464
	IntelliEPI, Inc.	6,000	10,993
	International CSRC Investment Holdings Co.	155,000	102,618
	International Games System Co. Ltd., Class C	12,000	234,308
	Inventec Corp.	207,000	421,078
	Iron Force Industrial Co. Ltd.	7,000	21,252
	I-Sheng Electric Wire & Cable Co. Ltd.	19,000	27,410
	ITE Technology, Inc.	21,000	103,537
	ITEQ Corp.	50,000	126,383
	J&V Energy Technology Co., Ltd.	12,000	35,596
	Jarllytec Co. Ltd.	9,000	19,684
	Jean Co. Ltd.	23,000	13,309
	Jentech Precision Industrial Co. Ltd.	5,299	89,833
	Jess-Link Products Co. Ltd.	18,000	38,758
	Jetwell Computer Co. Ltd.	9,000	22,410
	Jia Wei Lifestyle, Inc.	8,000	14,716
	Jih Lin Technology Co. Ltd.	9,000	22,966
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	18,824
	Jinan Acetate Chemical Co. Ltd.	5,000	149,854
	Johnson Health Tech Co. Ltd.	11,000	27,256
	Jourdeness Group Ltd.	6,000	14,837
	K Laser Technology, Inc.	20,000	16,850
	Kaimei Electronic Corp.	14,400	29,517
	Kaori Heat Treatment Co. Ltd.	4,000	43,489
	Kedge Construction Co. Ltd.	12,523	28,603
*	Keding Enterprises Co. Ltd.	6,000	23,492
	KEE TAI Properties Co. Ltd.	93,000	36,138
	Kenda Rubber Industrial Co. Ltd.	127,051	118,740
	Kent Industrial Co. Ltd.	12,000	9,989
	Kerry TJ Logistics Co. Ltd.	56,000	64,402
*	Key Ware Electronics Co. Ltd.	30,000	11,467
	Keystone Microtech Corp.	3,000	22,567
	KHGEARS International Ltd.	5,000	11,555
	Kindom Development Co. Ltd.	90,000	87,628
	King Chou Marine Technology Co. Ltd.	10,000	12,671
	King Slide Works Co. Ltd.	11,000	318,709
	King Yuan Electronics Co. Ltd.	235,000	472,219
	King's Town Bank Co. Ltd.	175,000	200,552
*	King's Town Construction Co. Ltd.	9,000	8,909
	Kinik Co.	10,000	44,265
	Kinko Optical Co. Ltd.	31,000	27,804
	Kinpo Electronics	269,000	148,497
	Kinsus Interconnect Technology Corp.	63,000	208,036
	KMC Kuei Meng International, Inc.	14,000	68,927
	KNH Enterprise Co. Ltd.	40,000	24,278
	Ko Ja Cayman Co. Ltd.	6,000	8,897
	KS Terminals, Inc.	26,000	65,216
	Kung Long Batteries Industrial Co. Ltd.	13,000	59,584

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Kung Sing Engineering Corp.	50,000	$11,457
	Kuo Toong International Co. Ltd.	41,000	48,113
*	Kuo Yang Construction Co. Ltd.	46,000	28,279
	Kwong Lung Enterprise Co. Ltd.	28,000	49,628
	KYE Systems Corp.	27,000	9,892
	L&K Engineering Co. Ltd.	47,000	118,602
	La Kaffa International Co. Ltd.	5,000	22,425
	Land Mark Optoelectronics Corp.	19,000	70,888
	Lanner Electronics, Inc.	17,000	62,912
	Largan Precision Co. Ltd.	8,000	554,893
	Laser Tek Taiwan Co. Ltd.	13,300	14,249
	Laster Tech Corp. Ltd.	21,000	35,221
	Leadtrend Technology Corp.	4,409	8,084
	Lealea Enterprise Co. Ltd.	171,600	57,935
	LEE CHI Enterprises Co. Ltd.	39,000	21,060
	Lelon Electronics Corp.	21,000	40,497
	Lemtech Holdings Co. Ltd.	10,000	27,132
*	Leofoo Development Co. Ltd.	34,000	21,378
*	Li Cheng Enterprise Co. Ltd.	15,000	10,093
*	Li Peng Enterprise Co. Ltd.	138,000	34,472
	Lian HWA Food Corp.	18,931	54,584
*	Lien Hwa Industrial Holdings Corp.	78,538	159,951
	Lingsen Precision Industries Ltd.	86,000	51,354
	Lite-On Technology Corp.	183,000	879,918
	Liton Technology Corp.	8,000	9,693
*	Long Bon International Co. Ltd.	23,000	12,115
	Long Da Construction & Development Corp.	40,000	28,025
	Longchen Paper & Packaging Co. Ltd.	184,515	99,972
	Longwell Co.	27,000	52,980
	Lotes Co. Ltd.	11,207	267,031
	Lotus Pharmaceutical Co. Ltd.	11,000	100,515
	Lucky Cement Corp.	65,000	36,758
	Lumax International Corp. Ltd.	21,600	55,558
*	Lung Yen Life Service Corp.	42,000	49,586
	Lungteh Shipbuilding Co. Ltd.	6,000	22,734
*	LuxNet Corp.	12,000	68,620
	M31 Technology Corp.	2,200	62,016
	Macauto Industrial Co. Ltd.	13,000	33,216
	Machvision, Inc.	7,000	49,437
	Macroblock, Inc.	10,000	30,645
	Macronix International Co. Ltd.	307,000	305,532
	Makalot Industrial Co. Ltd.	24,000	238,437
	Marketech International Corp.	22,000	100,170
*	Materials Analysis Technology, Inc.	12,622	109,598
	Mayer Steel Pipe Corp.	14,000	11,953
	Mechema Chemicals International Corp.	9,000	25,641
	Medeon Biodesign, Inc.	10,800	19,564
	MediaTek, Inc.	128,000	2,816,629
*	Medigen Biotechnology Corp.	11,000	11,236
	Mega Financial Holding Co. Ltd.	446,050	571,974
	Meiloon Industrial Co.	16,800	11,073
	Mercuries & Associates Holding Ltd.	67,670	31,572
*	Mercuries Life Insurance Co. Ltd.	600,738	100,417
	Merida Industry Co. Ltd.	31,000	214,173
	Merry Electronics Co. Ltd.	41,000	119,133
	METAAGE Corp.	8,000	18,422
	Micro-Star International Co. Ltd.	94,000	583,039
	Mildef Crete, Inc.	7,000	14,233
	MIN AIK Technology Co. Ltd.	17,000	10,993

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mirle Automation Corp.	35,000	$43,473
	Mitac Holdings Corp.	190,000	285,010
	Mobiletron Electronics Co. Ltd.	11,000	21,255
	momo.com, Inc.	8,000	152,794
	MOSA Industrial Corp.	25,969	21,722
	Mosel Vitelic, Inc.	18,000	23,318
	Motech Industries, Inc.	46,000	44,028
	MPI Corp.	17,000	111,047
	MSSCORPS Co. Ltd.	7,000	42,068
	Nak Sealing Technologies Corp.	13,000	61,626
	Namchow Holdings Co. Ltd.	41,000	63,766
	Nan Liu Enterprise Co. Ltd.	4,000	9,805
	Nan Pao Resins Chemical Co. Ltd.	10,000	57,364
*	Nan Ren Lake Leisure Amusement Co. Ltd.	36,333	14,520
	Nan Ya Plastics Corp.	174,000	387,745
	Nan Ya Printed Circuit Board Corp.	22,000	174,199
	Nang Kuang Pharmaceutical Co. Ltd.	12,000	23,461
	Nantex Industry Co. Ltd.	57,000	66,012
	Nanya Technology Corp.	170,000	392,287
	National Aerospace Fasteners Corp.	7,000	21,437
	National Petroleum Co. Ltd.	16,000	35,595
	Netronix, Inc.	9,000	21,794
	New Best Wire Industrial Co. Ltd.	8,000	8,688
*	Newmax Technology Co. Ltd.	11,000	10,902
	Nexcom International Co. Ltd.	25,000	50,703
	Nichidenbo Corp.	37,000	62,814
	Nien Hsing Textile Co. Ltd.	18,000	11,318
	Nien Made Enterprise Co. Ltd.	24,000	248,783
	Niko Semiconductor Co. Ltd.	13,000	21,599
	Nishoku Technology, Inc.	5,000	13,133
	Nova Technology Corp.	6,000	20,736
	Novatek Microelectronics Corp.	56,000	757,318
	Nuvoton Technology Corp.	37,000	165,535
	O-Bank Co. Ltd.	276,000	87,798
	Ocean Plastics Co. Ltd.	45,000	49,732
	OFCO Industrial Corp.	23,000	16,677
	OK Biotech Co. Ltd.	20,000	20,894
	Oneness Biotech Co. Ltd.	9,102	56,316
*	Optimax Technology Corp.	21,946	17,412
	Orient Semiconductor Electronics Ltd.	98,000	140,831
	Oriental Union Chemical Corp.	99,000	69,077
	O-TA Precision Industry Co. Ltd.	14,000	40,863
	Pacific Construction Co.	43,000	12,561
	Pacific Hospital Supply Co. Ltd.	16,000	44,596
	Paiho Shih Holdings Corp.	26,250	17,623
	Pan German Universal Motors Ltd.	4,000	40,140
	Pan Jit International, Inc.	59,000	137,004
	Pan-International Industrial Corp.	83,000	110,074
	Panion & BF Biotech, Inc.	5,000	17,941
	Parade Technologies Ltd.	8,000	234,862
	Parpro Corp.	14,000	18,869
*	PChome Online, Inc.	32,000	46,038
	PCL Technologies, Inc.	12,281	35,456
	P-Duke Technology Co. Ltd.	10,000	34,226
	Pegatron Corp.	272,000	662,349
	Pegavision Corp.	6,000	72,663
*	PharmaEssentia Corp.	5,219	56,938
	Phison Electronics Corp.	16,000	208,613
	Phoenix Silicon International Corp.	23,780	46,338

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Phytohealth Corp.	20,000	$14,321
	Pixart Imaging, Inc.	28,000	103,007
	Planet Technology Corp.	8,000	34,922
	Plastron Precision Co. Ltd.	27,000	15,877
*	Polaris Group	6,000	16,429
	Polytronics Technology Corp.	14,000	25,873
	Posiflex Technology, Inc.	6,000	21,544
	Pou Chen Corp.	240,000	238,818
	Power Wind Health Industry, Inc.	5,000	24,291
	Powerchip Semiconductor Manufacturing Corp.	515,000	492,271
	Powertech Technology, Inc.	122,000	429,990
	Poya International Co. Ltd.	6,161	100,351
	President Chain Store Corp.	48,000	426,438
	President Securities Corp.	171,000	110,960
	Primax Electronics Ltd.	86,000	176,796
	Prince Housing & Development Corp.	202,000	73,616
	Princeton Technology Corp.	23,000	22,453
	Pro Hawk Corp.	2,000	9,354
	Promate Electronic Co. Ltd.	42,000	60,586
	Prosperity Dielectrics Co. Ltd.	23,000	29,686
	Qisda Corp.	165,000	262,046
	QST International Corp.	12,000	23,374
	Qualipoly Chemical Corp.	16,000	18,616
	Quang Viet Enterprise Co. Ltd.	12,000	47,222
	Quanta Computer, Inc.	168,000	1,278,120
	Quanta Storage, Inc.	51,000	174,767
	Quintain Steel Co. Ltd.	34,980	18,991
	Radiant Opto-Electronics Corp.	84,000	322,580
	Radium Life Tech Co. Ltd.	163,000	46,898
	Rafael Microelectronics, Inc.	5,000	22,396
	Raydium Semiconductor Corp.	14,000	147,484
	Realtek Semiconductor Corp.	44,000	604,301
	Rechi Precision Co. Ltd.	65,000	49,209
*	Rexon Industrial Corp. Ltd.	30,000	34,059
	Rich Development Co. Ltd.	109,000	33,338
	Right WAY Industrial Co. Ltd.	19,000	10,599
*	Ritek Corp.	177,000	51,593
	Rodex Fasteners Corp.	12,000	16,505
*††	Roo Hsing Co. Ltd.	63,000	7,838
	Ruentex Development Co. Ltd.	167,000	189,498
	Ruentex Engineering & Construction Co.	11,000	36,057
	Ruentex Industries Ltd.	77,619	153,322
	Run Long Construction Co. Ltd.	17,000	44,157
	Sakura Development Co. Ltd.	42,000	66,056
	Sampo Corp.	83,000	73,351
	San Fang Chemical Industry Co. Ltd.	40,000	30,183
	San Far Property Ltd.	22,000	9,943
	San Fu Chemical Co. Ltd.	11,000	54,023
	San Shing Fastech Corp.	16,000	29,177
	Sanitar Co. Ltd.	8,000	9,498
	Sanyang Motor Co. Ltd.	68,000	171,083
*	Savior Lifetec Corp.	42,000	23,084
	ScinoPharm Taiwan Ltd.	36,000	36,557
	SDI Corp.	18,000	61,230
	Sea Sonic Electronics Co. Ltd.	6,000	19,704
	Senao International Co. Ltd.	18,000	20,346
	Senao Networks, Inc.	5,000	50,976
	Sensortek Technology Corp.	5,000	48,514
	Sercomm Corp.	54,000	210,382

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sesoda Corp.	54,000	$58,715
	Shanghai Commercial & Savings Bank Ltd.	249,881	350,271
	Shan-Loong Transportation Co. Ltd.	9,000	9,421
	Sharehope Medicine Co. Ltd.	20,999	25,537
	Sheng Yu Steel Co. Ltd.	37,000	28,945
	ShenMao Technology, Inc.	30,000	65,289
	Shih Her Technologies, Inc.	7,000	15,607
	Shih Wei Navigation Co. Ltd.	93,165	58,157
	Shihlin Electric & Engineering Corp.	25,000	118,058
*	Shin Kong Financial Holding Co. Ltd.	1,291,000	396,257
	Shin Ruenn Development Co. Ltd.	17,260	25,790
	Shin Zu Shing Co. Ltd.	34,000	91,904
	Shinfox Energy Co. Ltd.	12,000	39,983
*	Shining Building Business Co. Ltd.	85,000	27,888
	Shinkong Insurance Co. Ltd.	53,000	91,245
	Shinkong Synthetic Fibers Corp.	259,000	141,417
	Shinkong Textile Co. Ltd.	36,000	51,912
	Shiny Chemical Industrial Co. Ltd.	15,500	68,686
	ShunSin Technology Holding Ltd.	11,000	35,594
*	Shuttle, Inc.	88,000	43,929
	Sigurd Microelectronics Corp.	121,000	204,047
	Silergy Corp.	34,000	359,631
	Silicon Integrated Systems Corp.	97,900	63,140
*	Silicon Optronics, Inc.	4,000	10,246
	Simplo Technology Co. Ltd.	15,000	146,821
	Sinbon Electronics Co. Ltd.	14,000	150,141
	Sincere Navigation Corp.	75,000	45,062
	Singatron Enterprise Co. Ltd.	16,000	16,706
	Sinher Technology, Inc.	9,000	10,030
	Sinmag Equipment Corp.	12,000	50,451
	Sino-American Silicon Products, Inc.	78,000	426,502
	Sinon Corp.	82,000	94,805
	SinoPac Financial Holdings Co. Ltd.	1,189,375	706,300
	Sinphar Pharmaceutical Co. Ltd.	32,000	32,985
	Sinyi Realty, Inc.	54,000	49,883
	Sirtec International Co. Ltd.	24,000	22,558
	Sitronix Technology Corp.	23,000	161,549
	Siward Crystal Technology Co. Ltd.	34,000	37,672
	Soft-World International Corp.	10,000	32,153
	Solar Applied Materials Technology Corp.	94,000	112,555
	Solomon Technology Corp.	21,000	26,690
	Solteam, Inc.	16,465	22,046
	Sonix Technology Co. Ltd.	34,000	50,017
	Southeast Cement Co. Ltd.	21,000	13,440
	Speed Tech Corp.	33,000	54,951
	Spirox Corp.	11,000	15,169
	Sporton International, Inc.	13,650	104,541
	Sports Gear Co. Ltd.	32,000	65,178
	St Shine Optical Co. Ltd.	12,000	82,624
	Standard Chemical & Pharmaceutical Co. Ltd.	18,000	36,920
	Standard Foods Corp.	77,000	97,321
	Stark Technology, Inc.	15,000	59,298
*	STL Technology Co. Ltd.	15,000	18,718
*	Sun Yad Construction Co. Ltd.	22,139	8,290
	Sunjuice Holdings Co. Ltd.	1,000	9,546
*	Sunko INK Co. Ltd.	30,000	13,769
	SunMax Biotechnology Co. Ltd.	8,000	50,876
	Sunny Friend Environmental Technology Co. Ltd.	15,119	64,968
	Sunonwealth Electric Machine Industry Co. Ltd.	35,000	147,508

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sunplus Innovation Technology, Inc.	4,000	$16,080
	Sunplus Technology Co. Ltd.	93,000	91,291
	Sunrex Technology Corp.	40,000	54,012
	Sunspring Metal Corp.	17,000	12,042
	Superior Plating Technology Co. Ltd.	7,000	13,975
	Supreme Electronics Co. Ltd.	87,000	133,828
	Swancor Holding Co. Ltd.	14,000	39,353
	Sweeten Real Estate Development Co. Ltd.	25,000	20,701
	Symtek Automation Asia Co. Ltd.	11,000	39,435
	Syncmold Enterprise Corp.	28,000	51,531
	Synmosa Biopharma Corp.	31,000	42,738
	Synnex Technology International Corp.	137,000	258,208
*	Sysgration	31,000	38,306
	Systex Corp.	34,000	127,469
	T3EX Global Holdings Corp.	34,000	78,300
	TA Chen Stainless Pipe	304,116	382,676
	Ta Liang Technology Co. Ltd.	5,000	6,416
	Ta Ya Electric Wire & Cable	116,044	139,506
	Tah Hsin Industrial Corp.	5,720	12,901
	TA-I Technology Co. Ltd.	21,000	30,373
*	Tai Tung Communication Co. Ltd.	12,000	6,644
	Taichung Commercial Bank Co. Ltd.	384,146	182,356
	TaiDoc Technology Corp.	9,000	52,966
	Taiflex Scientific Co. Ltd.	39,000	52,253
	Taimide Tech, Inc.	26,000	40,874
	Tainan Spinning Co. Ltd.	222,000	109,952
	Tai-Saw Technology Co. Ltd.	16,000	14,215
	Taishin Financial Holding Co. Ltd.	980,766	570,571
	TaiSol Electronics Co. Ltd.	13,000	28,204
	Taisun Enterprise Co. Ltd.	34,000	28,348
	Taita Chemical Co. Ltd.	34,000	21,730
	TAI-TECH Advanced Electronics Co. Ltd.	18,000	66,859
	Taiwan Business Bank	953,948	437,975
	Taiwan Cement Corp.	398,076	472,998
	Taiwan Chinsan Electronic Industrial Co. Ltd.	13,000	14,893
	Taiwan Cogeneration Corp.	96,301	157,774
	Taiwan Cooperative Financial Holding Co. Ltd.	462,150	432,616
	Taiwan Environment Scientific Co. Ltd.	11,000	24,433
	Taiwan FamilyMart Co. Ltd.	7,000	47,873
	Taiwan Fertilizer Co. Ltd.	108,000	220,757
*	Taiwan Fire & Marine Insurance Co. Ltd.	59,000	43,184
	Taiwan FU Hsing Industrial Co. Ltd.	33,000	44,921
*	Taiwan Glass Industry Corp.	117,000	80,462
	Taiwan High Speed Rail Corp.	177,000	169,990
	Taiwan Hon Chuan Enterprise Co. Ltd.	59,000	202,327
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	36,000	46,248
	Taiwan Line Tek Electronic	14,000	14,682
	Taiwan Mask Corp.	43,000	104,330
	Taiwan Mobile Co. Ltd.	93,000	279,449
	Taiwan Navigation Co. Ltd.	48,000	42,187
	Taiwan Paiho Ltd.	74,000	136,472
	Taiwan PCB Techvest Co. Ltd.	72,000	99,565
	Taiwan Pelican Express Co. Ltd.	7,000	9,246
	Taiwan Sakura Corp.	40,000	80,331
	Taiwan Sanyo Electric Co. Ltd.	19,000	23,410
	Taiwan Secom Co. Ltd.	44,000	153,369
	Taiwan Semiconductor Co. Ltd.	43,000	121,335
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,583,000	28,585,179
	Taiwan Shin Kong Security Co. Ltd.	61,000	78,041

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Styrene Monomer	120,000	$62,661
	Taiwan Surface Mounting Technology Corp.	77,000	221,959
	Taiwan Taxi Co. Ltd.	6,000	22,184
*	Taiwan TEA Corp.	119,000	109,751
	Taiwan Union Technology Corp.	65,000	258,891
	Taiwan-Asia Semiconductor Corp.	68,000	116,977
	Taiyen Biotech Co. Ltd.	27,000	30,040
*	Tang Eng Iron Works Co. Ltd.	20,000	19,136
*	Tatung Co. Ltd.	170,000	268,246
	TBI Motion Technology Co. Ltd.	13,000	16,137
	TCI Co. Ltd.	15,000	82,080
	Te Chang Construction Co. Ltd.	13,000	35,389
	Teco Electric & Machinery Co. Ltd.	163,000	279,466
	Tehmag Foods Corp.	5,000	45,669
	Test Research, Inc.	36,000	70,007
	Test Rite International Co. Ltd.	31,000	19,786
*	Tex-Ray Industrial Co. Ltd.	32,000	12,680
	Thermaltake Technology Co. Ltd.	12,000	19,440
	Thinking Electronic Industrial Co. Ltd.	11,000	56,136
	Thye Ming Industrial Co. Ltd.	24,000	40,881
	Tofu Restaurant Co. Ltd.	2,000	16,373
	Ton Yi Industrial Corp.	205,000	116,284
	Tong Hsing Electronic Industries Ltd.	31,900	160,458
	Tong Ming Enterprise Co. Ltd.	9,000	9,980
	Tong Yang Industry Co. Ltd.	92,000	177,975
	Tong-Tai Machine & Tool Co. Ltd.	19,000	12,344
	Top Union Electronics Corp.	14,815	16,944
	Topco Scientific Co. Ltd.	27,780	159,148
	Topco Technologies Corp.	10,000	21,942
	Topkey Corp.	18,000	98,056
	Topoint Technology Co. Ltd.	35,000	37,659
	TPK Holding Co. Ltd.	96,000	119,782
	Trade-Van Information Services Co.	6,000	12,517
	Transcend Information, Inc.	42,000	95,243
	Transcom, Inc.	5,000	28,657
	Tripod Technology Corp.	94,000	505,987
	Trusval Technology Co. Ltd.	5,000	11,740
	Tsann Kuen Enterprise Co. Ltd.	8,419	11,528
	TSC Auto ID Technology Co. Ltd.	5,000	45,394
	TSEC Corp.	74,000	73,648
	TSRC Corp.	142,000	113,522
	Ttet Union Corp.	7,000	32,408
	TTFB Co. Ltd.	3,945	37,760
	TTY Biopharm Co. Ltd.	38,000	92,576
*	Tul Corp.	9,000	26,163
	Tung Ho Steel Enterprise Corp.	132,000	235,031
	Tung Thih Electronic Co. Ltd.	15,000	66,036
	Turvo International Co. Ltd.	11,000	39,434
	TXC Corp.	52,000	146,526
	TYC Brother Industrial Co. Ltd.	42,000	44,593
*	Tycoons Group Enterprise	77,000	22,157
	Tyntek Corp.	44,000	30,308
	UDE Corp.	11,000	23,018
	Ultra Chip, Inc.	9,000	29,626
	U-Ming Marine Transport Corp.	100,000	135,636
	Unic Technology Corp.	21,000	15,514
	Unimicron Technology Corp.	183,000	1,080,397
	Union Bank Of Taiwan	280,007	138,653
	Uni-President Enterprises Corp.	340,000	815,683

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Unitech Computer Co. Ltd.	13,000	$14,365
*	Unitech Printed Circuit Board Corp.	141,841	79,871
	United Integrated Services Co. Ltd.	32,000	225,101
#	United Microelectronics Corp., Sponsored ADR	33,330	250,308
	United Microelectronics Corp.	882,000	1,325,380
*	United Orthopedic Corp.	12,000	27,946
	United Radiant Technology	17,000	10,585
	United Recommend International Co. Ltd.	9,000	23,668
*	United Renewable Energy Co. Ltd.	155,000	87,943
	Univacco Technology, Inc.	17,000	13,953
	Universal Cement Corp.	90,640	84,295
*	Universal Microelectronics Co. Ltd.	18,000	18,926
*	Universal Vision Biotechnology Co. Ltd.	8,300	103,566
	UPC Technology Corp.	135,000	72,117
*	UPI Semiconductor Corp.	9,000	70,770
	Userjoy Technology Co. Ltd.	6,300	15,490
	USI Corp.	173,000	128,425
	U-Tech Media Corp.	25,000	12,176
	Utechzone Co. Ltd.	12,000	31,078
	UVAT Technology Co. Ltd.	9,000	15,846
	Value Valves Co. Ltd.	8,000	25,476
	Vanguard International Semiconductor Corp.	146,000	359,971
	Ventec International Group Co. Ltd., Class C	13,000	34,416
	VIA Labs, Inc.	4,000	29,212
	Viking Tech Corp.	11,000	18,371
	Visco Vision, Inc.	4,000	23,232
	VisEra Technologies Co. Ltd.	10,000	73,574
	Visual Photonics Epitaxy Co. Ltd.	12,000	50,772
	Voltronic Power Technology Corp.	8,000	446,404
	Wafer Works Corp.	122,000	165,271
	Waffer Technology Corp.	11,907	44,097
	Wah Hong Industrial Corp.	21,000	20,557
	Wah Lee Industrial Corp.	42,000	108,267
	Walsin Lihwa Corp.	245,442	313,314
	Walsin Technology Corp.	61,000	184,395
	Walton Advanced Engineering, Inc.	69,000	32,092
	Wan Hai Lines Ltd.	147,400	236,919
*	WEI Chih Steel Industrial Co. Ltd.	14,000	10,845
	Wei Chuan Foods Corp.	99,000	62,474
	Weikeng Industrial Co. Ltd.	78,000	85,867
	Well Shin Technology Co. Ltd.	25,000	39,183
	Wholetech System Hitech Ltd.	11,000	16,498
	Win Semiconductors Corp.	34,000	177,548
	Winbond Electronics Corp.	463,000	433,983
	Winmate, Inc.	6,000	26,668
	Winstek Semiconductor Co. Ltd.	14,000	37,640
	WinWay Technology Co. Ltd.	4,000	100,063
	Wisdom Marine Lines Co. Ltd.	98,000	142,380
	Wistron Corp.	255,000	1,151,001
	Wistron Information Technology & Services Corp.	10,659	53,422
	Wistron NeWeb Corp.	58,000	206,317
	Wiwynn Corp.	6,000	340,735
	Wonderful Hi-Tech Co. Ltd.	36,000	44,138
*	Wowprime Corp.	13,000	122,143
	WPG Holdings Ltd.	252,000	405,029
	WT Microelectronics Co. Ltd.	80,000	174,832
	WUS Printed Circuit Co. Ltd.	33,000	47,222
	XinTec, Inc.	29,000	115,792
	Xxentria Technology Materials Corp.	38,500	86,823

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Yageo Corp.	24,836	$364,104
	Yang Ming Marine Transport Corp.	293,000	434,638
	Yankey Engineering Co. Ltd.	10,431	93,124
	YC INOX Co. Ltd.	86,000	75,058
	Yea Shin International Development Co. Ltd.	34,543	27,261
	Yem Chio Co. Ltd.	102,000	48,214
	Yen Sun Technology Corp.	14,000	20,594
	Yeong Guan Energy Technology Group Co. Ltd.	20,000	36,882
	YFC-Boneagle Electric Co. Ltd.	23,000	18,405
	YFY, Inc.	148,000	173,728
	Yi Jinn Industrial Co. Ltd.	31,000	17,166
	Yieh Phui Enterprise Co. Ltd.	206,600	98,508
	Yonyu Plastics Co. Ltd.	12,000	12,168
	Young Fast Optoelectronics Co. Ltd.	15,000	16,839
	Youngtek Electronics Corp.	32,000	69,330
	Yuanta Financial Holding Co. Ltd.	630,840	490,559
	Yuanta Futures Co. Ltd.	14,000	24,075
	Yuen Chang Stainless Steel Co. Ltd., Class C	18,000	10,355
	Yuen Foong Yu Consumer Products Co. Ltd.	33,000	40,156
	Yulon Finance Corp.	45,308	273,858
	Yulon Motor Co. Ltd.	72,864	190,571
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	6,000	14,420
	Yungshin Construction & Development Co. Ltd.	24,000	57,917
	YungShin Global Holding Corp.	53,000	73,731
	Yusin Holding Corp.	4,000	13,131
	Zeng Hsing Industrial Co. Ltd.	14,669	49,537
	Zenitron Corp.	47,000	46,793
	Zero One Technology Co. Ltd.	35,579	77,308
	Zhen Ding Technology Holding Ltd.	111,000	371,965
	Zhen Yu Hardware Co. Ltd.	4,000	11,319
*	Zhong Yang Technology Co. Ltd.	10,000	11,887
	Zig Sheng Industrial Co. Ltd.	75,000	23,794
*	Zinwell Corp.	57,000	38,458
	Zippy Technology Corp.	20,000	33,522
	Zyxel Group Corp.	34,895	60,195
TOTAL TAIWAN			132,672,208
THAILAND — (2.8%)
	AAPICO Hitech PCL	46,400	45,073
*	Absolute Clean Energy PCL	547,400	29,906
	Advanced Info Service PCL	61,400	405,402
	Advanced Information Technology PCL, Class F	185,950	27,163
	AEON Thana Sinsap Thailand PCL	17,500	79,757
*	Airports of Thailand PCL	147,500	308,111
	Allianz Ayudhya Capital PCL	9,200	10,415
	Amata Corp. PCL	141,700	97,285
	AP Thailand PCL	471,100	167,912
	Asia Green Energy PCL	110,990	8,755
	Asia Plus Group Holdings PCL	335,500	28,033
	Asia Sermkij Leasing PCL, NVDR	30,000	21,473
	Asian Insulators PCL	64,800	8,936
	Asian Sea Corp. PCL, Class F	44,200	10,330
	Asphere Innovations PCL	23,900	8,169
	Asset World Corp. PCL	277,700	36,346
	Assetwise PCL	38,500	9,673
	B Grimm Power PCL	59,100	66,906
	Bangchak Corp. PCL	210,900	235,677
*	Bangkok Airways PCL	167,000	75,136
	Bangkok Bank PCL	66,200	331,689

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangkok Chain Hospital PCL	243,700	$126,731
	Bangkok Commercial Asset Management PCL	132,200	42,485
	Bangkok Dusit Medical Services PCL, Class F	463,000	388,891
	Bangkok Expressway & Metro PCL	387,100	102,914
	Bangkok Insurance PCL	17,500	157,470
	Bangkok Land PCL	2,949,300	69,793
	Bangkok Life Assurance PCL, NVDR	48,900	34,573
	Banpu PCL	1,118,600	318,631
	Banpu Power PCL	65,300	27,662
	BCPG PCL	149,800	42,233
	BEC World PCL	169,900	40,454
	Berli Jucker PCL	83,700	85,586
*	Better World Green PCL	857,700	16,288
	BG Container Glass PCL	65,500	17,988
*	Bound & Beyond PCL	54,600	21,375
	BTS Group Holdings PCL	391,700	92,693
	Bumrungrad Hospital PCL	39,000	246,109
	Business Online PCL	31,100	9,177
	Cal-Comp Electronics Thailand PCL, Class F	708,987	41,012
	Carabao Group PCL, Class F	18,200	38,682
	Central Pattana PCL	73,300	145,620
*	Central Plaza Hotel PCL	38,100	52,594
	Central Retail Corp. PCL	146,600	176,672
	CH Karnchang PCL	82,300	51,695
	Charoen Pokphand Foods PCL	384,300	227,916
	Chayo Group PCL	93,000	20,106
	Chularat Hospital PCL, Class F	817,500	69,262
	CK Power PCL	278,900	28,192
	Com7 PCL, Class F	122,600	100,290
*	Country Group Development PCL	1,753,500	18,955
*	Country Group Holdings PCL, Class F	655,000	14,352
	CP ALL PCL	135,100	250,633
	Delta Electronics Thailand PCL	118,000	389,556
*	Demco PCL	195,600	14,667
	Diamond Building Products PCL	45,400	10,810
#	Dohome PCL	132,936	37,478
	Don Muang Tollway PCL	61,000	22,455
	Dynasty Ceramic PCL	609,100	36,658
	Eastern Polymer Group PCL, Class F	202,900	39,123
*	Eastern Power Group PCL	102,900	8,959
	Eastern Water Resources Development & Management PCL, Class F	110,200	15,003
	Ekachai Medical Care PCL	84,000	18,896
	Electricity Generating PCL	16,000	62,404
	Energy Absolute PCL	113,100	204,863
	Esso Thailand PCL	130,100	35,918
	Forth Corp. PCL	31,800	28,336
	Forth Smart Service PCL	23,400	6,289
	Fortune Parts Industry PCL, Class F	107,900	7,818
	Frasers Property Thailand PCL	68,900	29,791
	GFPT PCL	128,100	45,284
	Global Green Chemicals PCL, Class F	58,600	20,202
	Global Power Synergy PCL, Class F	43,200	72,886
*	Green Tech Ventures PCL, Class F	3,513,400	20,529
	Gulf Energy Development PCL	94,000	136,625
	Gunkul Engineering PCL	595,800	60,226
	Hana Microelectronics PCL	90,400	134,033
	Home Product Center PCL	462,300	191,788
	Ichitan Group PCL	96,100	41,271
	Index Livingmall PCL	11,500	7,694

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Indorama Ventures PCL	206,800	$206,928
	Interlink Telecom PCL	146,500	9,502
	Intouch Holdings PCL, Class F	14,800	33,294
	IRPC PCL	1,292,800	92,157
*	Italian-Thai Development PCL	788,200	32,929
#*	Jasmine International PCL	725,300	32,420
	Jaymart Group Holdings PCL	51,400	25,528
	JMT Network Services PCL	66,300	75,057
	Karmarts PCL	81,400	33,056
	Kasikornbank PCL	18,900	69,849
	KCE Electronics PCL	92,400	116,753
	KGI Securities Thailand PCL	357,500	48,253
	Khon Kaen Sugar Industry PCL	448,000	40,051
	Kiatnakin Phatra Bank PCL	33,500	54,318
	Krung Thai Bank PCL	170,600	102,174
	Krungthai Card PCL	73,800	101,336
	Lalin Property PCL	77,200	19,735
	Land & Houses PCL	578,300	143,609
	Lanna Resources PCL	46,300	21,643
	LH Financial Group PCL	520,700	16,277
*	Loxley PCL	153,300	8,017
	LPN Development PCL	269,000	32,850
	Major Cineplex Group PCL	106,400	47,560
	MBK PCL	181,608	87,014
	MC Group PCL	82,900	28,821
	MCS Steel PCL	99,900	18,971
*	MDX PCL	62,800	5,871
	Mega Lifesciences PCL	56,800	64,303
	Minor International PCL	344,900	332,519
	MK Restaurants Group PCL	37,400	50,535
*	Mono Next PCL	486,800	15,786
	Muangthai Capital PCL	72,600	75,296
	Netbay PCL	28,600	17,881
	Ngern Tid Lor PCL	122,462	78,353
	Noble Development PCL	212,600	26,087
	Northeast Rubber PCL	279,800	38,420
	NSL Foods PCL	40,500	27,687
*	Nusasiri PCL	759,400	11,093
	Origin Property PCL, Class F	243,000	74,543
	Osotspa PCL	58,900	50,333
	Plan B Media PCL, Class F	338,888	84,651
*	Platinum Group PCL, Class F	364,500	32,160
	Polyplex Thailand PCL	61,000	26,019
	Praram 9 Hospital PCL	70,900	37,906
	Precious Shipping PCL	228,000	62,614
	Prima Marine PCL	172,000	33,668
*	Principal Capital PCL	128,900	16,344
	Property Perfect PCL	1,293,915	13,987
	Pruksa Holding PCL	141,600	54,607
*	PSG Corp. PCL	1,221,400	32,472
	PTG Energy PCL	186,800	58,940
	PTT Exploration & Production PCL	146,900	684,528
	PTT Global Chemical PCL	134,400	155,098
	PTT Oil & Retail Business PCL	118,300	73,962
	PTT PCL	995,000	1,017,420
	Quality Houses PCL	1,397,300	93,075
	R&B Food Supply PCL	41,000	12,098
*	Rabbit Holdings PCL, Class F	726,300	11,246
*	Raimon Land PCL	720,500	10,946

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Rajthanee Hospital PCL	21,200	$17,342
	Ramkhamhaeng Hospital PCL, Class F	19,700	23,741
	Ratch Group PCL	75,900	80,382
	Ratchaphruek Hospital PCL, Class F	55,300	9,774
	Ratchthani Leasing PCL	458,900	42,902
	Regional Container Lines PCL	80,900	56,724
	Rojana Industrial Park PCL	195,800	32,320
	RS PCL	109,230	45,634
*	S Hotels & Resorts PCL	330,833	27,643
	Sabina PCL	36,200	25,594
	Sahamitr Pressure Container PCL	52,000	16,255
	Saha-Union PCL	31,400	28,209
*	Samart Corp. PCL	111,900	20,759
	Sansiri PCL	2,907,700	169,898
	Sappe PCL	34,200	87,926
	SC Asset Corp. PCL	436,400	58,648
	SCB X PCL	36,100	118,650
	SCG Ceramics PCL	288,200	18,355
	SCG Packaging PCL	84,800	100,337
	SCGJWD Logistics PCL	71,800	35,031
	Sena Development PCL	185,900	16,185
	Sermsang Power Corp. Co. Ltd.	66,066	13,993
	Siam Cement PCL	16,000	151,919
	Siam City Cement PCL	10,300	41,226
	Siam Global House PCL	127,866	61,638
*	Siam Wellness Group PCL, Class F	8,000	2,851
	Siamgas & Petrochemicals PCL	216,500	51,866
	Sikarin PCL, Class F	105,200	33,500
*	Simat Technologies PCL	142,700	6,754
	Singer Thailand PCL	83,900	19,609
	Singha Estate PCL	408,100	14,546
	Sino-Thai Engineering & Construction PCL	168,300	53,594
	SISB PCL	21,400	22,351
	SNC Former PCL	42,900	12,784
	Somboon Advance Technology PCL	43,500	24,528
	SPCG PCL	143,200	53,132
	Sri Trang Agro-Industry PCL	199,700	95,099
	Sri Trang Gloves Thailand PCL	214,600	45,141
	Srinanaporn Marketing PCL	32,700	20,635
	Srisawad Capital 1969 PCL	246,400	30,378
#	Srisawad Corp. PCL	88,600	122,305
	Srivichai Vejvivat PCL	49,900	11,517
	Star Petroleum Refining PCL	305,900	78,198
	Stars Microelectronics Thailand PCL	112,600	15,132
*	STP & I PCL	268,500	30,122
	Supalai PCL	198,600	123,005
*	Super Energy Corp. PCL	3,869,400	56,523
	Susco PCL	78,800	8,334
	SVI PCL	87,400	20,427
	Synnex Thailand PCL	32,400	11,170
*	Syntec Construction PCL	243,200	11,013
	Taokaenoi Food & Marketing PCL, Class F	103,800	34,571
	Tata Steel Thailand PCL	439,200	10,778
	Thai Oil PCL	162,579	243,426
	Thai Stanley Electric PCL, Class F	5,900	34,129
	Thai Union Group PCL, Class F	342,700	136,164
	Thai Vegetable Oil PCL	115,320	85,070
	Thaicom PCL	111,000	42,806
	Thaifoods Group PCL, Class F	274,800	32,113

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thanachart Capital PCL	31,700	$46,306
	Thonburi Healthcare Group PCL	62,600	122,534
	Thoresen Thai Agencies PCL	324,300	60,163
	Tipco Asphalt PCL	155,800	81,021
	Tisco Financial Group PCL	24,900	73,110
	TKS Technologies PCL	84,500	21,724
	TMBThanachart Bank PCL	1,830,774	91,997
	TMT Steel PCL	57,900	12,264
	TOA Paint Thailand PCL	40,700	32,402
	TPI Polene PCL	1,522,200	64,039
	TPI Polene Power PCL	700,800	67,974
	TQM Alpha PCL	40,000	30,968
	Triple i Logistics PCL	74,613	26,594
	True Corp. PCL	1,320,290	279,651
*	TTCL PCL	108,200	13,087
	TTW PCL	169,300	43,031
	Union Auction PCL	36,100	10,969
*	Unique Engineering & Construction PCL	80,800	6,610
	United Paper PCL	43,200	14,388
	Univanich Palm Oil PCL	157,900	43,132
	Vanachai Group PCL	101,000	12,570
	VGI PCL	305,610	26,071
	WHA Corp. PCL	993,300	143,937
	WHA Utilities & Power PCL	109,700	11,602
	WICE Logistics PCL	55,900	14,208
	Workpoint Entertainment PCL	39,100	17,363
*	Xspring Capital PCL	1,167,000	42,959
	YGGDRAZIL Group PCL	41,400	9,555
TOTAL THAILAND			15,982,178
TURKEY — (1.4%)
	Adese Alisveris Merkezleri Ticaret AS	296,202	19,570
	Afyon Cimento Sanayi TAS	50,779	20,840
	Agesa Hayat ve Emeklilik AS	6,160	10,507
	Akbank TAS	395,154	410,063
	Akcansa Cimento AS	6,144	24,263
	Aksa Akrilik Kimya Sanayii AS	23,808	76,579
	Aksa Enerji Uretim AS	31,229	45,850
	Alarko Holding AS	13,593	52,541
*	Albaraka Turk Katilim Bankasi AS	255,197	32,302
	Alkim Alkali Kimya AS	12,658	17,711
*	Anadolu Anonim Turk Sigorta Sirketi	51,744	43,929
	Anadolu Efes Biracilik Ve Malt Sanayii AS	26,171	87,467
	Anadolu Hayat Emeklilik AS	11,590	12,036
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	1,825	15,020
*	Arcelik AS	8,540	48,944
	Aselsan Elektronik Sanayi Ve Ticaret AS	24,048	66,581
*	Aydem Yenilenebilir Enerji AS, Class A	60,878	44,742
	Ayen Enerji AS	16,292	23,058
	Aygaz AS	13,679	60,282
*	Bagfas Bandirma Gubre Fabrikalari AS	16,111	19,870
*	Banvit Bandirma Vitaminli Yem Sanayii AS	2,129	6,996
*	Baticim Bati Anadolu Cimento Sanayii AS	16,938	32,467
	Bera Holding AS	127,012	70,184
	BIM Birlesik Magazalar AS	32,567	261,520
*	Biotrend Cevre VE Enerji Yatirimlari AS	26,210	20,220
	Bogazici Beton Sanayi Ve Ticaret AS	24,607	23,684
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	8,496	98,060
	Borusan Yatirim ve Pazarlama AS	766	54,736

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,783	$28,425
*	Bursa Cimento Fabrikasi AS	160,095	45,649
*	Can2 Termik AS	21,337	17,052
	Cemtas Celik Makina Sanayi Ve Ticaret AS	33,666	14,246
	Cimsa Cimento Sanayi VE Ticaret AS	6,203	43,412
	Coca-Cola Icecek AS	8,402	98,214
	Deva Holding AS	9,169	20,460
	Dogan Sirketler Grubu Holding AS	225,304	111,164
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	91,064	31,389
	Dogus Otomotiv Servis ve Ticaret AS	8,461	77,741
	Eczacibasi Yatirim Holding Ortakligi AS	1,568	12,853
	EGE Endustri VE Ticaret AS	250	59,675
	EGE Gubre Sanayii AS	5,068	17,310
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	36,000	56,931
Ω	Enerjisa Enerji AS	25,463	47,987
	Enka Insaat ve Sanayi AS	37,983	47,390
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	1,770	10,954
*	Eregli Demir ve Celik Fabrikalari TAS	75,682	117,074
	Esenboga Elektrik Uretim AS	2,971	9,325
	Ford Otomotiv Sanayi AS	4,299	151,518
	Galata Wind Enerji AS	25,085	23,027
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	10,300	24,812
*	Global Yatirim Holding AS	109,932	52,729
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	3,664	24,342
*	Goodyear Lastikleri TAS	2,920	3,143
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	71,531	44,572
	GSD Holding AS	193,884	37,494
*	Gubre Fabrikalari TAS	4,013	46,382
*	Hektas Ticaret TAS	18,512	20,973
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	22,320	17,886
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	16,131	29,572
*	Is Finansal Kiralama AS	69,358	29,509
	Is Yatirim Menkul Degerler AS, Class A	92,488	76,161
*	Ittifak Holding AS	122,119	20,094
*	Izmir Demir Celik Sanayi AS	96,432	31,770
	Jantsa Jant Sanayi Ve Ticaret AS	3,039	16,871
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	56,247	44,440
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	19,438	15,415
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	179,451	168,640
*	Karel Elektronik Sanayi ve Ticaret AS	17,399	14,985
*	Karsan Otomotiv Sanayii Ve Ticaret AS	60,736	27,075
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	253,656	18,465
*	Kerevitas Gida Sanayi ve Ticaret AS	26,993	11,309
	KOC Holding AS	75,858	380,254
*	Konya Cimento Sanayii AS	208	33,803
	Kordsa Teknik Tekstil AS	9,607	32,190
	Koza Altin Isletmeleri AS	31,563	32,805
*	Koza Anadolu Metal Madencilik Isletmeleri AS	20,685	46,768
	LDR Turizm AS	4,851	26,250
	Logo Yazilim Sanayi Ve Ticaret AS	9,343	31,464
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	27,648	89,561
*	Menderes Tekstil Sanayi ve Ticaret AS	26,505	9,320
	Migros Ticaret AS	14,486	158,676
*Ω	MLP Saglik Hizmetleri AS	15,921	57,108
*	NET Holding AS	44,398	24,752
	Nuh Cimento Sanayi AS	9,817	61,344
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	271,311	120,234
*	Otokar Otomotiv Ve Savunma Sanayi AS	5,685	60,865
*	Oyak Cimento Fabrikalari AS	36,631	76,158

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Oyak Yatirim Menkul Degerler AS	18,344	$34,099
*	Pegasus Hava Tasimaciligi AS	7,493	234,246
*	Peker Gayrimenkul Yatirim Ortakligi AS	59,810	32,056
*	Petkim Petrokimya Holding AS	100,092	66,787
*	Qua Granite Hayal	73,435	20,381
*	Reysas Tasimacilik ve Lojistik Ticaret AS	63,648	69,811
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	75,349	81,885
*	Sasa Polyester Sanayi AS	30,280	68,224
	Sekerbank Turk AS	223,898	25,881
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	20,821	34,169
*	Sok Marketler Ticaret AS	63,456	107,175
*	TAV Havalimanlari Holding AS	21,951	91,496
	Tekfen Holding AS	41,773	69,502
*	Teknosa Ic Ve Dis Ticaret AS	34,354	33,028
	Tofas Turk Otomobil Fabrikasi AS	9,990	111,981
*	Tukas Gida Sanayi ve Ticaret AS	53,456	21,982
*	Tumosan Motor ve Traktor Sanayi AS	6,241	16,683
*	Turk Hava Yollari AO	49,586	431,213
*	Turk Telekomunikasyon AS	86,749	68,592
	Turk Traktor ve Ziraat Makineleri AS	2,167	56,562
	Turkcell Iletisim Hizmetleri AS	157,217	301,608
#	Turkiye Garanti Bankasi AS	77,409	126,256
	Turkiye Is Bankasi AS, Class C	274,853	154,302
	Turkiye Petrol Rafinerileri AS	115,310	442,605
*	Turkiye Sigorta AS	45,055	27,703
*	Turkiye Sinai Kalkinma Bankasi AS	589,550	133,186
	Turkiye Sise ve Cam Fabrikalari AS	62,326	123,568
*	Turkiye Vakiflar Bankasi TAO, Class D	138,472	62,081
*	Ulker Biskuvi Sanayi AS	34,074	49,432
	Vestel Beyaz Esya Sanayi ve Ticaret AS	47,576	30,255
*	Vestel Elektronik Sanayi ve Ticaret AS	33,317	76,219
	Yapi ve Kredi Bankasi AS	397,148	209,907
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	20,866	27,421
	Ziraat Gayrimenkul Yatirim Ortakligi AS	347,470	64,473
*	Zorlu Enerji Elektrik Uretim AS	435,648	69,545
TOTAL TURKEY			8,334,323
UNITED ARAB EMIRATES — (2.1%)
	Abu Dhabi Commercial Bank PJSC	277,162	662,673
	Abu Dhabi Islamic Bank PJSC	249,486	763,620
	Abu Dhabi National Hotels	78,291	180,848
	Abu Dhabi National Insurance Co. PSC	30,691	49,132
	Abu Dhabi National Oil Co. for Distribution PJSC	267,633	284,115
*	Abu Dhabi Ports Co. PJSC	24,381	43,824
	Abu Dhabi Ship Building Co. PJSC	17,840	19,426
	ADNOC Drilling Co. PJSC	135,813	145,651
	Agthia Group PJSC	88,167	127,208
	Air Arabia PJSC	539,670	395,322
*	Ajman Bank PJSC	204,101	122,300
*	AL Seer Marine Supplies & Equipment Co. LLC	30,024	64,027
	AL Yah Satellite Communications Co-PJSC-Yah Sat	199,979	144,829
	Aldar Properties PJSC	358,886	505,059
*	Alpha Dhabi Holding PJSC	14,620	79,463
	Amanat Holdings PJSC	249,243	71,255
*	Amlak Finance PJSC	236,419	59,231
*	Apex Investment Co. PSC	196,407	112,263
	Aramex PJSC	139,210	113,636
	Dana Gas PJSC	919,566	245,151
*	Deyaar Development PJSC	297,806	59,177

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Electricity & Water Authority PJSC	394,161	$287,592
	Dubai Financial Market PJSC	214,685	97,064
	Dubai Investments PJSC	523,573	346,535
	Dubai Islamic Bank PJSC	479,058	750,228
	Emaar Development PJSC	301,909	521,103
	Emaar Properties PJSC	768,395	1,413,883
	Emirates Driving Co.	5,325	38,495
	Emirates Integrated Telecommunications Co. PJSC	156,873	235,714
	Emirates NBD Bank PJSC	220,921	1,022,227
	Emirates Telecommunications Group Co. PJSC	234,115	1,427,615
*	EMSTEEL Building Materials PJSC	410,822	177,857
*	Eshraq Investments PJSC	442,876	70,301
	Fertiglobe PLC	194,815	189,831
	First Abu Dhabi Bank PJSC	212,040	845,069
*	Ghitha Holding PJSC	3,153	36,721
*	Gulf Navigation Holding PJSC	43,065	77,595
*	Gulf Pharmaceutical Industries PSC	35,344	8,366
*	Islamic Arab Insurance Co.	69,707	13,671
*	Manazel PJSC	388,957	58,980
*	Multiply Group PJSC	61,131	53,753
	National Bank of Ras Al-Khaimah PSC	11,743	19,202
	National Corp. for Tourism & Hotels	32,251	27,220
*	Palms Sports PrJSC	4,850	13,173
*	RAK Properties PJSC	303,401	97,477
	Ras Al Khaimah Ceramics	133,809	97,996
*	Shuaa Capital PSC	362,137	40,637
*	Union Properties PJSC	370,443	41,135
TOTAL UNITED ARAB EMIRATES			12,257,650
TOTAL COMMON STOCKS			566,935,212
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.2%)
*	Alpargatas SA	30,027	61,149
	Banco ABC Brasil SA, 8.291%	19,700	77,904
Ω	Banco BMG SA, 13.811%	38,100	22,479
	Banco Bradesco SA, 6.050%	99,490	350,516
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	45,300	139,768
	Banco Pan SA, 2.703%	52,218	102,697
*	Braskem SA Class A	20,300	109,039
	Centrais Eletricas Brasileiras SA Class B, 3.424%	14,800	136,553
	Centrais Eletricas de Santa Catarina SA, 9.255%	1,300	16,731
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	8,000	85,858
	Cia de Saneamento do Parana, 8.871%	145,100	129,182
	Cia Energetica de Minas Gerais, 8.914%	118,199	316,697
	Cia Energetica do Ceara Class A, 1.619%	1,701	18,831
	Cia Paranaense de Energia, 4.394%	151,300	267,485
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	24,100	127,922
	Eucatex SA Industria e Comercio, 6.083%	11,500	31,591
	Itau Unibanco Holding SA, 5.352%	173,700	1,052,026
	Marcopolo SA, 5.813%	106,700	118,010
	Petroleo Brasileiro SA, 15.666%	408,014	2,684,286
	Raizen SA, 5.623%	130,230	114,567
	Randon SA Implementos e Participacoes, 4.114%	45,900	120,750
	Schulz SA, 4.413%	26,200	37,233
	Taurus Armas SA, 8.725%	14,300	44,907
	Track & Field Co. SA, 1.647%	3,900	11,175
	Unipar Carbocloro SA Class B, 14.689%	9,710	166,202

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	94,800	$144,944
TOTAL BRAZIL			6,488,502
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.537%	11,586	31,835
	Sociedad Quimica y Minera de Chile SA Class B, 12.344%	696	51,034
TOTAL CHILE			82,869
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.557%	400,618	51,699
	Grupo de Inversiones Suramericana SA, 7.419%	11,637	41,283
TOTAL COLOMBIA			92,982
INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	174,464	21,636
TOTAL PREFERRED STOCKS			6,685,989
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	966	858
*	Diagnosticos da America SA Warrants 04/30/25	357	232
TOTAL BRAZIL			1,090
MALAYSIA — (0.0%)
*	CAB Cakaran Corp Bhd Warrants 05/31/2028	20,800	1,038
SOUTH KOREA — (0.0%)
*	CJ CGV Co. Ltd. Rights 09/07/23	4,274	11,433
*	Macquarie Korea Infrastructure Fund Rights 08/02/23	2,712	0
TOTAL SOUTH KOREA			11,433
TAIWAN — (0.0%)
*	Jinan Acetate Chemical Co. Ltd. Rights 08/15/23	226	2,926
*	PChome Online, Inc. Rights	3,268	525
*	Pegavision Corp. Rights 07/17/23	514	1,137
*	Shih Wei Navigation Co. Ltd. Rights	4,037	199
*	Symtek Automation Asia Co. Ltd. Rights 06/26/23	444	276
*	TrueLight Corp. Rights 08/21/23	2,354	996
TOTAL TAIWAN			6,059
THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/24	142,950	0
*	Nusa W5 Warrants 06/13/24	151,880	0
*	Sav Rates Rec (F) Rights	1,119	0
UNITED ARAB EMIRATES — (0.0%)
*	Ajman Bank PJSC Rights	51,644	13,779
TOTAL RIGHTS/WARRANTS			33,399
TOTAL INVESTMENT SECURITIES (Cost $542,779,259)			573,654,600

Emerging Markets ex China Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	138,281	$1,599,502
TOTAL INVESTMENTS — (100.0%)
(Cost $544,378,644)^^			$575,254,102
As of July 31, 2023, Emerging Markets ex China Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	28	09/15/23	$6,455,488	$6,460,300	$4,812
Total Futures Contracts			$6,455,488	$6,460,300	$4,812
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$34,293,203	$525,384	—	$34,818,587
Chile	1,272,023	2,964,720	—	4,236,743
Colombia	869,568	3,692	—	873,260
Czech Republic	—	800,087	—	800,087
Egypt	158,730	—	—	158,730
Greece	30,873	3,810,219	—	3,841,092
Hungary	—	1,405,300	—	1,405,300
India	8,564,910	116,691,986	$25,008	125,281,904
Indonesia	—	16,168,569	4,035	16,172,604
Kuwait	3,431,067	278,639	—	3,709,706
Malaysia	—	11,946,579	—	11,946,579
Mexico	18,811,385	—	—	18,811,385
Peru	294,689	—	—	294,689
Philippines	162,655	5,180,451	—	5,343,106
Poland	—	8,646,739	—	8,646,739
Qatar	—	7,173,743	—	7,173,743
Saudi Arabia	29,275	28,312,879	—	28,342,154
South Africa	2,706,829	23,116,280	—	25,823,109
South Korea	6,316,465	93,644,105	48,766	100,009,336
Taiwan	664,357	132,000,013	7,838	132,672,208
Thailand	14,620,650	1,361,528	—	15,982,178
Turkey	—	8,334,323	—	8,334,323
United Arab Emirates	—	12,257,650	—	12,257,650
Preferred Stocks
Brazil	6,466,023	22,479	—	6,488,502
Chile	—	82,869	—	82,869
Colombia	92,982	—	—	92,982
India	21,636	—	—	21,636
Rights/Warrants
Brazil	—	1,090	—	1,090
Malaysia	—	1,038	—	1,038
South Korea	—	11,433	—	11,433
Taiwan	—	6,059	—	6,059
United Arab Emirates	—	13,779	—	13,779

Emerging Markets ex China Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$1,599,502	—	$1,599,502
Futures Contracts**	$4,812	—	—	4,812
TOTAL	$98,812,132	$476,361,135	$85,647˂˃	$575,258,914
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2023, the DFA Commodity Strategy Portfolio held $352,405,110 in the Subsidiary, representing 23.59% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$226,435
U.S. Large Cap Value Portfolio	14,208,685
U.S. Targeted Value Portfolio	9,353,927
U.S. Small Cap Value Portfolio	10,572,282
U.S. Core Equity 1 Portfolio	13,134,928
U.S. Core Equity 2 Portfolio	13,930,597
U.S. Vector Equity Portfolio	2,512,675
U.S. Small Cap Portfolio	9,482,988
U.S. Micro Cap Portfolio	4,838,013
DFA Real Estate Securities Portfolio	5,074,349
Large Cap International Portfolio	4,022,862
International Core Equity Portfolio	25,458,555
International Small Company Portfolio	10,099,996
Global Small Company Portfolio	81,366
Japanese Small Company Portfolio	255,639
Asia Pacific Small Company Portfolio	264,851
United Kingdom Small Company Portfolio	21,249
Continental Small Company Portfolio	636,117
DFA International Real Estate Securities Portfolio	5,129,946
DFA Global Real Estate Securities Portfolio	8,253,473
DFA International Small Cap Value Portfolio	9,934,742
International Vector Equity Portfolio	2,751,087
World ex U.S. Value Portfolio	219,849
World ex U.S. Targeted Value Portfolio	640,414
World ex U.S. Core Equity Portfolio	3,144,439
Selectively Hedged Global Equity Portfolio	172,089
Emerging Markets Portfolio	3,079,213
Emerging Markets Small Cap Portfolio	3,635,012
Emerging Markets Value Portfolio	9,653,830
Emerging Markets Core Equity Portfolio	19,643,714
U.S. Large Cap Equity Portfolio	789,435
DFA Commodity Strategy Portfolio	3,599,359
DFA One-Year Fixed Income Portfolio	4,826,088

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,645,001
DFA Selectively Hedged Global Fixed Income Portfolio	999,352
DFA Short-Term Government Portfolio	1,565,636
DFA Five-Year Global Fixed Income Portfolio	9,117,484
DFA World ex U.S. Government Fixed Income Portfolio	1,199,951
DFA Intermediate Government Fixed Income Portfolio	5,779,752
DFA Short-Term Extended Quality Portfolio	6,095,365
DFA Intermediate-Term Extended Quality Portfolio	1,412,701
DFA Targeted Credit Portfolio	973,111
DFA Investment Grade Portfolio	11,511,713
DFA Inflation-Protected Securities Portfolio	6,147,320
DFA Short-Term Municipal Bond Portfolio	1,701,618
DFA Intermediate-Term Municipal Bond Portfolio	1,553,044
DFA Selective State Municipal Bond Portfolio	387,774
DFA Short-Term Selective State Municipal Bond Portfolio	165,150
DFA California Short-Term Municipal Bond Portfolio	881,485
DFA California Intermediate-Term Municipal Bond Portfolio	483,012
DFA NY Municipal Bond Portfolio	157,105
Dimensional Retirement Income Fund	72,842
Dimensional 2045 Target Date Retirement Income Fund	119,575
Dimensional 2050 Target Date Retirement Income Fund	88,025
Dimensional 2055 Target Date Retirement Income Fund	59,651
Dimensional 2060 Target Date Retirement Income Fund	45,236
Dimensional 2065 Target Date Retirement Income Fund	8,244
Dimensional 2010 Target Date Retirement Income Fund	18,882
Dimensional 2015 Target Date Retirement Income Fund	31,745
Dimensional 2020 Target Date Retirement Income Fund	93,238
Dimensional 2025 Target Date Retirement Income Fund	168,356
Dimensional 2030 Target Date Retirement Income Fund	192,215
Dimensional 2035 Target Date Retirement Income Fund	168,480
Dimensional 2040 Target Date Retirement Income Fund	133,456
DFA Short-Duration Real Return Portfolio	1,821,898
DFA Municipal Real Return Portfolio	1,584,213
DFA Municipal Bond Portfolio	643,164
World Core Equity Portfolio	750,521
DFA LTIP Portfolio	477,205
U.S. Social Core Equity 2 Portfolio	893,317
U.S. Sustainability Core 1 Portfolio	3,741,492
U.S. Sustainability Targeted Value Portfolio	328,355
International Sustainability Core 1 Portfolio	2,765,730
International Social Core Equity Portfolio	1,220,224
Global Social Core Equity Portfolio	46,795
Emerging Markets Social Core Equity Portfolio	1,219,221
VA U.S. Targeted Value Portfolio	510,769
VA U.S. Large Value Portfolio	432,226
VA International Value Portfolio	421,852
VA International Small Portfolio	291,783
VA Short-Term Fixed Portfolio	354,945

Federal Tax Cost
VA Global Bond Portfolio	$311,107
VIT Inflation-Protected Securities Portfolio	229,690
VA Global Moderate Allocation Portfolio	142,104
U.S. Large Cap Growth Portfolio	1,461,428
U.S. Small Cap Growth Portfolio	746,344
International Large Cap Growth Portfolio	478,950
International Small Cap Growth Portfolio	258,694
DFA Social Fixed Income Portfolio	584,069
DFA Diversified Fixed Income Portfolio	2,138,235
U.S. High Relative Profitability Portfolio	3,511,415
International High Relative Profitability Portfolio	1,419,939
VA Equity Allocation Portfolio	95,085
DFA MN Municipal Bond Portfolio	28,195
DFA California Municipal Real Return Portfolio	278,300
DFA Global Core Plus Fixed Income Portfolio	2,770,460
Emerging Markets Sustainability Core 1 Portfolio	902,903
Emerging Markets Targeted Value Portfolio	217,421
DFA Global Sustainability Fixed Income Portfolio	822,754
DFA Oregon Municipal Bond Portfolio	70,291
DFA Global Core Plus Real Return Portfolio	246,451
Emerging Markets ex China Core Equity Portfolio	555,411
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.